UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 – April 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
REIT	Real Estate Investment Trust
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
NZD	New Zealand Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2023.
#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,091.60	0.15%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,074.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,025.90	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$978.40	0.39%	$1.91
Class R2 Shares	$1,000.00	$978.10	0.54%	$2.65
Institutional Class Shares	$1,000.00	$979.30	0.29%	$1.42
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class R2 Shares	$1,000.00	$1,022.12	0.54%	$2.71
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$970.70	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,062.10	0.15%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,058.50	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,010.30	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$992.70	0.27%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$972.50	0.41%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,080.70	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,029.70	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	2.8%
Communications	0.5%
Consumer, Cyclical	6.7%
Consumer, Non-cyclical	9.6%
Energy	6.6%
Financials	37.5%
Foreign Government	5.4%
Industrials	2.4%
Supranational	0.6%
Technology	2.1%
U.S. Government	23.0%
Utilities	2.8%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.5%
Consumer Discretionary	10.3%
Consumer Staples	7.4%
Energy	6.1%
Financials	13.8%
Health Care	14.3%
Industrials	10.8%
Information Technology	22.3%
Materials	4.0%
Real Estate	0.2%
Utilities	2.3%

100.0%

U.S. Targeted Value Portfolio

Communication Services	2.8%
Consumer Discretionary	14.9%
Consumer Staples	4.8%
Energy	8.5%
Financials	25.2%
Health Care	5.8%
Industrials	19.7%
Information Technology	8.8%
Materials	8.1%
Real Estate	1.0%
Utilities	0.4%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	1.9%
Consumer Discretionary	16.2%
Consumer Staples	4.9%
Energy	8.9%
Financials	24.8%
Health Care	4.7%
Industrials	21.8%
Information Technology	7.4%
Materials	8.2%
Real Estate	1.0%
Utilities	0.2%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.4%
Consumer Discretionary	11.1%
Consumer Staples	7.2%
Energy	6.2%
Financials	14.9%
Health Care	12.3%
Industrials	13.1%
Information Technology	20.6%
Materials	4.4%
Real Estate	0.2%
Utilities	2.6%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.7%
Consumer Discretionary	10.5%
Consumer Staples	6.9%
Energy	6.2%
Financials	15.4%
Health Care	11.9%
Industrials	14.9%
Information Technology	20.4%
Materials	4.8%
Real Estate	0.3%
Utilities	2.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	11.5%
Consumer Staples	5.5%
Energy	8.6%
Financials	21.5%
Health Care	10.1%
Industrials	18.3%
Information Technology	9.4%
Materials	7.1%
Real Estate	0.6%
Utilities	1.2%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	14.5%
Consumer Staples	4.9%
Energy	5.1%
Financials	19.0%
Health Care	11.2%
Industrials	21.0%
Information Technology	11.4%
Materials	6.1%
Real Estate	0.5%
Utilities	3.4%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.4%
Consumer Discretionary	13.7%
Consumer Staples	5.7%
Energy	5.4%
Financials	18.9%
Health Care	13.0%
Industrials	19.6%
Information Technology	11.5%
Materials	5.5%
Real Estate	0.9%
Utilities	2.4%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	2.4%
Consumer Discretionary	11.3%
Consumer Staples	13.5%
Energy	2.9%
Financials	10.2%
Health Care	15.4%
Industrials	14.3%
Information Technology	27.4%
Materials	2.6%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (76.3%)
AUSTRALIA — (1.2%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$998,789
	4.125%, 05/30/23		500	499,394
Ω	4.625%, 04/29/24		1,150	1,138,700

TOTAL AUSTRALIA				2,636,883

CANADA — (7.4%)
Bank of Montreal, SOFR +
	0.465%, FRN
(r)	5.302%, 01/10/25		173	171,347
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,862,609
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.257%, 10/18/24		1,014	1,007,568
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,398,541
Enbridge, Inc.
#	2.150%, 02/16/24		500	487,139
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,940,896
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,881,356

TOTAL CANADA				15,749,456

DENMARK — (0.3%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	5,000	705,617

FRANCE — (4.1%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	192,222
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,835,593
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,140,808
Credit Agricole SA
#Ω	3.875%, 04/15/24		2,300	2,261,931
Societe Generale SA
Ω	3.875%, 03/28/24		500	489,146
Ω	2.625%, 10/16/24		2,000	1,901,762

TOTAL FRANCE				8,821,462

		Face Amount^	Value†
		(000)
GERMANY — (4.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	$2,439,755
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,822,721
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	500	482,045
Ω	3.250%, 08/01/24	1,750	1,715,239
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	2,000	1,951,742

TOTAL GERMANY			8,411,502

IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	2,300	2,208,863

ITALY — (2.1%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,202	2,122,503
Republic of Italy Government International Bond
	2.375%, 10/17/24	2,500	2,393,565

TOTAL ITALY			4,516,068

JAPAN — (4.0%)
American Honda Finance Corp.
	0.550%, 07/12/24	1,000	950,581
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	2,500	2,460,738
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,500	2,371,548
ORIX Corp.
	4.050%, 01/16/24	425	421,385
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24	300	290,678
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24	2,000	1,920,371

TOTAL JAPAN			8,415,301

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NETHERLANDS — (5.7%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	$611,124
	5.250%, 05/20/24	AUD	10,000	6,708,190
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,388,379
ING Groep NV
	3.550%, 04/09/24		1,500	1,469,900

TOTAL NETHERLANDS				12,177,593

NORWAY — (1.7%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,562,204

SPAIN — (1.0%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,160,547
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	973,586

TOTAL SPAIN				2,134,133

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,287,189

SWEDEN — (2.4%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,697,133
Swedbank AB
Ω	0.600%, 09/25/23		400	391,905

TOTAL SWEDEN				5,089,038

SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,299,574

UNITED KINGDOM — (4.7%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	972,794
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,087,903
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,227,908
	3.500%, 06/23/24		1,100	1,079,881
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,418,320
NatWest Markets PLC
#Ω	2.375%, 05/21/23		1,000	998,079
Ω	0.800%, 08/12/24		350	330,320
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24		2,000	1,950,220

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Ω	2.750%, 06/26/24	958	$934,156

TOTAL UNITED KINGDOM			9,999,581

	UNITED STATES — (35.0%)
	American Express Co.
	3.375%, 05/03/24	1,075	1,054,969
(r)	SOFR + 0.930%, FRN, 5.710%, 03/04/25	500	499,925
	American Tower Corp.
	0.600%, 01/15/24	500	483,180
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,538,266
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,748,276
	Amgen, Inc.
#	3.125%, 05/01/25	3,000	2,914,839
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,458,391
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,488,999
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,737,316
	Capital One Financial Corp.
	3.200%, 02/05/25	600	572,357
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,685,880
	Discover Bank
	2.450%, 09/12/24	750	712,932
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,454,718
	Edison International
	3.550%, 11/15/24	1,500	1,458,769
	Elevance Health, Inc.
	3.500%, 08/15/24	200	196,271
	2.375%, 01/15/25	2,800	2,692,757
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,908,985
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,049,341
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,944,081
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,397,060
	General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	480,886
	3.800%, 04/07/25	1,500	1,457,164
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,908,670

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Global Payments, Inc.
	3.750%, 06/01/23	1,000	$998,059
	4.000%, 06/01/23	1,500	1,497,794
	International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,155,144
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,484,483
	Lazard Group LLC
	3.750%, 02/13/25	1,500	1,460,039
	Lincoln National Corp.
	4.000%, 09/01/23	1,500	1,489,688
	MPLX LP
	4.875%, 12/01/24	1,250	1,245,202
National Rural Utilities Cooperative Finance Corp.
#	0.350%, 02/08/24	2,000	1,926,281
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,436,976
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	984,460
	ONEOK, Inc.
	2.750%, 09/01/24	360	349,001
	Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,135,698
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	575,157
	Phillips 66
	3.850%, 04/09/25	2,500	2,449,458
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,462,880
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,371,247
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,489,691

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ventas Realty LP
3.500%, 02/01/25	400	$386,499
VF Corp.
2.400%, 04/23/25	3,000	2,836,250
Vornado Realty LP
# 3.500%, 01/15/25	585	547,536
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,500	2,452,223
Waste Management, Inc.
2.400%, 05/15/23	900	899,080
Wells Fargo & Co.
3.300%, 09/09/24	3,000	2,933,932

TOTAL UNITED STATES		74,410,810

TOTAL BONDS		162,425,274

U.S. TREASURY OBLIGATIONS — (22.8%)
U.S. Treasury Bills
∞ 4.664%, 05/18/23	2,700	2,694,457
U.S. Treasury Bonds
6.250%, 08/15/23	7,000	7,025,156
U.S. Treasury Notes
0.375%, 04/15/24	30,300	29,047,758
2.000%, 06/30/24	10,000	9,699,219

TOTAL U.S. TREASURY OBLIGATIONS		48,466,590

TOTAL INVESTMENT SECURITIES (Cost $217,375,476)		210,891,864

	Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	170,901	1,976,811

TOTAL INVESTMENTS — (100.0%) (Cost $219,351,954)		$212,868,675

As of April 30, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,979,320	AUD	17,715,148	Citibank, N.A.	07/12/23	$221,869

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,966,221	CAD	9,409,702	Morgan Stanley and Co. International	07/20/23	$10,189

Total Appreciation						$232,058
USD	594,508	GBP	487,908	Citibank, N.A.	05/09/23	$(18,764)
USD	4,697,002	SEK	48,490,483	Morgan Stanley and Co. International	05/16/23	(34,555)
USD	700,928	DKK	4,766,690	Citibank, N.A.	05/24/23	(4,771)

Total (Depreciation)						$(58,090)

Total Appreciation (Depreciation)						$173,968

As of April 30, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,067	06/16/23	$219,381,891	$223,456,475	$4,074,584

Total Futures Contracts			$219,381,891	$223,456,475	$4,074,584

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,636,883	—	$2,636,883
Canada	—	15,749,456	—	15,749,456
Denmark	—	705,617	—	705,617
France	—	8,821,462	—	8,821,462
Germany	—	8,411,502	—	8,411,502
Ireland	—	2,208,863	—	2,208,863
Italy	—	4,516,068	—	4,516,068
Japan	—	8,415,301	—	8,415,301
Netherlands	—	12,177,593	—	12,177,593
Norway	—	3,562,204	—	3,562,204
Spain	—	2,134,133	—	2,134,133
Supranational Organization Obligations	—	1,287,189	—	1,287,189
Sweden	—	5,089,038	—	5,089,038
Switzerland	—	2,299,574	—	2,299,574
United Kingdom	—	9,999,581	—	9,999,581
United States	—	74,410,810	—	74,410,810
U.S. Treasury Obligations	—	48,466,590	—	48,466,590
Securities Lending Collateral	—	1,976,811	—	1,976,811

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$173,968	—	$173,968
Futures Contracts**	$4,074,584	—	—	4,074,584

TOTAL	$4,074,584	$213,042,643	—	$217,117,227

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.5%)
*	Alphabet, Inc., Class A	263,444	$28,278,079	1.8%
*	Alphabet, Inc., Class C	234,319	25,358,002	1.6%
	Comcast Corp., Class A	192,293	7,955,161	0.5%
*	Meta Platforms, Inc., Class A	99,762	23,974,804	1.5%
	Verizon Communications, Inc.	250,085	9,710,801	0.6%
*	Walt Disney Co.	57,180	5,860,950	0.4%
	Other Securities		35,028,343	2.1%

TOTAL COMMUNICATION SERVICES			136,166,140	8.5%

CONSUMER DISCRETIONARY — (10.2%)
*	Amazon.com, Inc.	376,141	39,664,068	2.5%
	Home Depot, Inc.	41,719	12,538,228	0.8%
	McDonald’s Corp.	24,973	7,385,765	0.5%
	NIKE, Inc., Class B	44,993	5,701,513	0.4%
*	Tesla, Inc.	81,710	13,425,770	0.8%
	Other Securities		85,534,020	5.3%

TOTAL CONSUMER DISCRETIONARY			164,249,364	10.3%

CONSUMER STAPLES — (7.4%)
	Coca-Cola Co.	139,387	8,941,676	0.6%
	Costco Wholesale Corp.	16,380	8,242,744	0.5%
	PepsiCo, Inc.	63,200	12,064,248	0.7%
	Procter & Gamble Co.	89,222	13,952,536	0.9%
	Walmart, Inc.	63,137	9,531,793	0.6%
	Other Securities		66,238,213	4.1%

TOTAL CONSUMER STAPLES			118,971,210	7.4%

ENERGY — (6.0%)
	Chevron Corp.	80,363	13,547,595	0.8%
	ConocoPhillips	69,272	7,127,396	0.4%
	Exxon Mobil Corp.	208,006	24,615,430	1.5%
	Other Securities		51,589,836	3.4%

TOTAL ENERGY			96,880,257	6.1%

FINANCIALS — (13.7%)
	Bank of America Corp.	246,054	7,204,461	0.5%
*	Berkshire Hathaway, Inc., Class B	61,526	20,214,367	1.3%
	JPMorgan Chase & Co.	108,436	14,990,193	0.9%
	Mastercard, Inc., Class A	38,147	14,497,004	0.9%
#	Visa, Inc., Class A	64,047	14,905,658	0.9%
	Other Securities		148,066,785	9.2%

TOTAL FINANCIALS			219,878,468	13.7%

HEALTH CARE — (14.2%)
	Abbott Laboratories	62,251	6,876,868	0.4%
	AbbVie, Inc.	81,196	12,270,340	0.8%
	Amgen, Inc.	24,239	5,811,058	0.4%
	Bristol-Myers Squibb Co.	105,905	7,071,277	0.4%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	24,535	$5,812,587	0.4%
Eli Lilly & Co.	36,750	14,547,855	0.9%
Gilead Sciences, Inc.	75,102	6,174,135	0.4%
Johnson & Johnson	112,109	18,352,243	1.1%
Merck & Co., Inc.	127,000	14,664,690	0.9%
Pfizer, Inc.	274,999	10,694,711	0.7%
Thermo Fisher Scientific, Inc.	15,127	8,393,972	0.5%
UnitedHealth Group, Inc.	34,736	17,093,238	1.1%
Other Securities		100,229,713	6.2%

TOTAL HEALTH CARE		227,992,687	14.2%

INDUSTRIALS — (10.8%)
Union Pacific Corp.	27,984	5,476,469	0.3%
United Parcel Service, Inc., Class B	32,630	5,867,200	0.4%
Other Securities		160,946,808	10.1%

TOTAL INDUSTRIALS		172,290,477	10.8%

INFORMATION TECHNOLOGY — (22.3%)
Accenture PLC, Class A	26,455	7,415,072	0.5%
* Adobe, Inc.	17,341	6,547,268	0.4%
Apple, Inc.	480,027	81,451,151	5.1%
Broadcom, Inc.	19,205	12,031,932	0.8%
Cisco Systems, Inc.	175,806	8,306,833	0.5%
International Business Machines Corp.	43,820	5,539,286	0.4%
Microsoft Corp.	276,759	85,036,970	5.3%
NVIDIA Corp.	72,084	20,002,589	1.3%
QUALCOMM, Inc.	52,811	6,168,325	0.4%
* Salesforce, Inc.	32,588	6,464,482	0.4%
Texas Instruments, Inc.	38,442	6,427,502	0.4%
Other Securities		111,276,495	6.8%

TOTAL INFORMATION TECHNOLOGY		356,667,905	22.3%

MATERIALS — (4.0%)
Linde PLC	18,643	6,887,656	0.4%
Other Securities		56,954,842	3.6%

TOTAL MATERIALS		63,842,498	4.0%

REAL ESTATE — (0.2%)
Other Securities		2,740,902	0.2%

UTILITIES — (2.3%)
Other Securities		36,859,001	2.3%

TOTAL COMMON STOCKS (Cost $796,237,056)		1,596,538,909	99.8%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	2,306,002	2,306,002	0.1%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	343,332	$3,971,317	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $802,513,819)		$1,602,816,228	100.2%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$136,166,140	—	—		$136,166,140
Consumer Discretionary	164,249,364	—	—		164,249,364
Consumer Staples	118,971,210	—	—		118,971,210
Energy	96,880,257	—	—		96,880,257
Financials	219,878,468	—	—		219,878,468
Health Care	227,957,830	—	$34,857		227,992,687
Industrials	172,290,477	—	—		172,290,477
Information Technology	356,667,905	—	—		356,667,905
Materials	63,842,498	—	—		63,842,498
Real Estate	2,740,902	—	—		2,740,902
Utilities	36,859,001	—	—		36,859,001
Temporary Cash Investments	2,306,002	—	—		2,306,002
Securities Lending Collateral	—	$3,971,317	—		3,971,317

TOTAL	$1,598,810,054	$3,971,317	$34,857	^	$1,602,816,228

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$22,783,485,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,783,485,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (2.6%)
#	Nexstar Media Group, Inc.	313,260	$54,334,947	0.5%
	Other Securities		261,414,587	2.2%

TOTAL COMMUNICATION SERVICES			315,749,534	2.7%

CONSUMER DISCRETIONARY — (13.9%)
#*	AutoNation, Inc.	505,011	66,509,949	0.6%
	BorgWarner, Inc.	1,734,241	83,469,019	0.7%
#	Dillard’s, Inc., Class A	161,625	48,227,284	0.4%
#	Foot Locker, Inc.	949,570	39,872,444	0.4%
#	Lithia Motors, Inc.	193,912	42,833,222	0.4%
#	Penske Automotive Group, Inc.	522,178	72,363,427	0.6%
	PulteGroup, Inc.	684,692	45,977,068	0.4%
*	Taylor Morrison Home Corp.	1,219,613	52,553,124	0.5%
	Toll Brothers, Inc.	1,187,844	75,915,110	0.7%
	Other Securities		1,173,891,169	10.1%

TOTAL CONSUMER DISCRETIONARY			1,701,611,816	14.8%

CONSUMER STAPLES — (4.5%)
	Ingredion, Inc.	420,555	44,650,324	0.4%
	Molson Coors Beverage Co., Class B	933,388	55,517,918	0.5%
*	Post Holdings, Inc.	517,681	46,844,954	0.4%
	Other Securities		401,154,240	3.5%

TOTAL CONSUMER STAPLES			548,167,436	4.8%

ENERGY — (8.0%)
	HF Sinclair Corp.	1,477,867	65,188,713	0.6%
	Matador Resources Co.	841,863	41,276,543	0.4%
	Murphy Oil Corp.	1,454,666	53,400,789	0.5%
	PDC Energy, Inc.	866,489	56,365,109	0.5%
	Range Resources Corp.	2,084,081	55,123,942	0.5%
	Other Securities		700,916,628	6.0%

TOTAL ENERGY			972,271,724	8.5%

FINANCIALS — (23.6%)
#	Bank OZK	1,161,169	41,476,957	0.4%
	Everest Re Group Ltd.	124,373	47,012,994	0.4%
	First Horizon Corp.	3,817,193	66,991,737	0.6%
	Invesco Ltd.	3,332,133	57,079,438	0.5%
#	New York Community Bancorp, Inc.	4,950,960	52,925,762	0.5%
	Old Republic International Corp.	1,965,944	49,679,405	0.4%
	Popular, Inc.	721,158	43,276,692	0.4%
	Unum Group	1,570,502	66,275,184	0.6%
#	Voya Financial, Inc.	608,873	46,566,607	0.4%
	Other Securities		2,404,353,317	20.8%

TOTAL FINANCIALS			2,875,638,093	25.0%

HEALTH CARE — (5.4%)
*	Acadia Healthcare Co., Inc.	726,801	52,540,444	0.5%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Envista Holdings Corp.	1,142,228	$43,964,356	0.4%
Other Securities		559,717,704	4.8%

TOTAL HEALTH CARE		656,222,504	5.7%

INDUSTRIALS — (18.4%)
AGCO Corp.	369,245	45,764,225	0.4%
Air Lease Corp.	1,250,208	50,283,366	0.4%
* Builders FirstSource, Inc.	683,763	64,800,220	0.6%
Knight-Swift Transportation Holdings, Inc.	1,369,894	77,152,430	0.7%
Triton International Ltd.	647,481	53,527,254	0.5%
U-Haul Holding Co.	767,142	41,502,382	0.4%
WESCO International, Inc.	358,650	51,645,600	0.5%
Other Securities		1,853,584,914	15.9%

TOTAL INDUSTRIALS		2,238,260,391	19.4%

INFORMATION TECHNOLOGY — (8.3%)
Amkor Technology, Inc.	2,293,308	51,301,300	0.5%
* Arrow Electronics, Inc.	648,374	74,193,437	0.7%
Avnet, Inc.	955,916	39,441,094	0.3%
* Flex Ltd.	2,308,000	47,475,560	0.4%
* Super Micro Computer, Inc.	401,668	42,347,857	0.4%
TD SYNNEX Corp.	473,146	42,128,920	0.4%
Other Securities		711,171,404	6.1%

TOTAL INFORMATION TECHNOLOGY		1,008,059,572	8.8%

MATERIALS — (7.5%)
Alcoa Corp.	1,167,919	43,376,512	0.4%
Commercial Metals Co.	1,102,931	51,495,848	0.5%
Huntsman Corp.	2,068,448	55,413,722	0.5%
Olin Corp.	780,083	43,216,598	0.4%
Reliance Steel & Aluminum Co.	406,385	100,702,203	0.9%
Steel Dynamics, Inc.	573,534	59,618,859	0.5%
Other Securities		567,279,363	4.8%

TOTAL MATERIALS		921,103,105	8.0%

REAL ESTATE — (1.0%)
* Jones Lang LaSalle, Inc.	285,586	39,707,878	0.3%
Other Securities		78,941,754	0.7%

TOTAL REAL ESTATE		118,649,632	1.0%

UTILITIES — (0.3%)
Other Securities		39,970,334	0.3%

TOTAL COMMON STOCKS		11,395,704,141	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		283,523	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,748,712	0.1%

TOTAL PREFERRED STOCKS		5,032,235	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,383,100,311)		11,400,736,376

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	89,357,282	89,357,282	0.8%

SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	60,362,191	698,209,466	6.0%

TOTAL INVESTMENTS—(100.0%) (Cost $9,170,550,294)		$12,188,303,124	105.9%

As of April 30, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	496	06/16/23	$99,466,702	$103,874,800	$4,408,098

Total Futures Contracts			$99,466,702	$103,874,800	$4,408,098

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$315,749,534	—	—	$315,749,534
Consumer Discretionary	1,683,623,814	$17,988,002	—	1,701,611,816
Consumer Staples	548,158,481	8,955	—	548,167,436
Energy	972,271,724	—	—	972,271,724
Financials	2,875,554,760	83,333	—	2,875,638,093
Health Care	648,119,037	5,961,623	$2,141,844	656,222,504
Industrials	2,238,091,026	115,337	54,028	2,238,260,391
Information Technology	1,006,720,851	1,338,721	—	1,008,059,572
Materials	919,977,257	1,125,848	—	921,103,105
Real Estate	118,649,632	—	—	118,649,632
Utilities	39,970,334	—	—	39,970,334
Preferred Stocks
Communication Services	283,523	—	—	283,523
Industrials	4,748,712	—	—	4,748,712
Temporary Cash Investments	89,357,282	—	—	89,357,282

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$698,209,466	—		$698,209,466
Futures Contracts**	$4,408,098	—	—		4,408,098

TOTAL	$11,465,684,065	$724,831,285	$2,195,872	^	$12,192,711,222

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (1.7%)
	Other Securities		$243,768,684	1.8%

CONSUMER DISCRETIONARY — (14.8%)
#	Foot Locker, Inc.	1,962,487	82,404,829	0.6%
#	Group 1 Automotive, Inc.	343,001	76,996,865	0.6%
#	MDC Holdings, Inc.	1,862,398	76,302,446	0.6%
#	Meritage Homes Corp.	575,946	73,749,885	0.6%
*	Skechers USA, Inc., Class A	1,102,012	58,616,018	0.5%
*	Taylor Morrison Home Corp.	2,858,591	123,176,686	0.9%
#	Thor Industries, Inc.	798,293	63,081,113	0.5%
#*	Tri Pointe Homes, Inc.	2,638,710	75,678,203	0.6%
	Other Securities		1,497,518,546	11.2%

TOTAL CONSUMER DISCRETIONARY			2,127,524,591	16.1%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,763,321	71,183,149	0.5%
	Ingredion, Inc.	557,483	59,187,970	0.4%
	Seaboard Corp.	17,242	67,951,929	0.5%
	Other Securities		444,548,194	3.4%

TOTAL CONSUMER STAPLES			642,871,242	4.8%

ENERGY — (8.1%)
#*	CNX Resources Corp.	4,305,530	66,864,881	0.5%
	Murphy Oil Corp.	2,447,210	89,837,079	0.7%
	PBF Energy, Inc., Class A	1,957,939	68,253,754	0.5%
#	PDC Energy, Inc.	1,231,303	80,096,260	0.6%
	Other Securities		862,798,329	6.5%

TOTAL ENERGY			1,167,850,303	8.8%

FINANCIALS — (22.6%)
#	American Equity Investment Life Holding Co.	2,145,606	82,691,655	0.6%
	Associated Banc-Corp.	3,660,256	65,262,365	0.5%
	Assured Guaranty Ltd.	1,301,830	70,129,582	0.5%
#	Bank OZK	2,166,738	77,395,881	0.6%
	FNB Corp.	8,069,732	92,640,523	0.7%
	MGIC Investment Corp.	4,553,567	67,711,541	0.5%
	Nelnet, Inc., Class A	712,412	68,605,276	0.5%
#	New York Community Bancorp, Inc.	8,439,223	90,215,305	0.7%
	Popular, Inc.	1,165,993	69,971,240	0.5%
	United Bankshares, Inc.	2,090,812	69,268,602	0.5%
	Unum Group	1,952,775	82,407,105	0.6%
	White Mountains Insurance Group Ltd.	43,400	62,154,876	0.5%
	Other Securities		2,352,487,049	17.9%

TOTAL FINANCIALS			3,250,941,000	24.6%

HEALTH CARE — (4.2%)
#*	Acadia Healthcare Co., Inc.	1,075,525	77,749,702	0.6%
	Perrigo Co. PLC	2,142,498	79,679,501	0.6%
*	Prestige Consumer Healthcare, Inc.	1,083,951	66,695,505	0.5%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$385,179,282	2.9%

TOTAL HEALTH CARE		609,303,990	4.6%

INDUSTRIALS — (19.8%)
# ABM Industries, Inc.	1,395,124	59,404,380	0.5%
Air Lease Corp.	2,041,374	82,104,062	0.6%
# Encore Wire Corp.	483,947	75,655,435	0.6%
# GATX Corp.	790,355	90,029,338	0.7%
* Hub Group, Inc., Class A	778,349	58,687,515	0.5%
Triton International Ltd.	1,426,643	117,940,577	0.9%
* Univar Solutions, Inc.	1,819,175	64,580,712	0.5%
WESCO International, Inc.	542,302	78,091,488	0.6%
Other Securities		2,228,740,247	16.7%

TOTAL INDUSTRIALS		2,855,233,754	21.6%

INFORMATION TECHNOLOGY — (6.8%)
Amkor Technology, Inc.	4,867,059	108,876,110	0.8%
Avnet, Inc.	2,071,123	85,454,535	0.7%
#* Insight Enterprises, Inc.	533,461	64,522,108	0.5%
* Sanmina Corp.	1,485,715	77,643,466	0.6%
Vishay Intertechnology, Inc.	3,103,708	66,077,943	0.5%
Other Securities		571,683,685	4.3%

TOTAL INFORMATION TECHNOLOGY		974,257,847	7.4%

MATERIALS — (7.4%)
Carpenter Technology Corp.	1,243,623	65,588,677	0.5%
Commercial Metals Co.	2,254,212	105,249,158	0.8%
Element Solutions, Inc.	4,474,175	81,206,276	0.6%
Hecla Mining Co.	10,987,996	66,477,376	0.5%
Huntsman Corp.	2,390,522	64,042,084	0.5%
# U.S. Steel Corp.	3,597,899	82,319,929	0.6%
Other Securities		602,517,042	4.6%

TOTAL MATERIALS		1,067,400,542	8.1%

REAL ESTATE — (0.9%)
Other Securities		127,174,612	1.0%

UTILITIES — (0.2%)
Other Securities		31,599,100	0.2%

TOTAL COMMON STOCKS		13,097,925,665	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		278,496	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,217,877	0.0%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$6,005,869	0.0%

TOTAL PREFERRED STOCKS		7,502,242	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,415,551,548)		13,105,427,907

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	128,336,291	128,336,291	1.0%

SECURITIES LENDING COLLATERAL — (8.1%)
@§ The DFA Short Term Investment Fund	100,700,281	1,164,800,146	8.8%

TOTAL INVESTMENTS—(100.0%) (Cost $10,708,576,488)		$14,398,564,344	108.8%

As of April 30, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	584	06/16/23	$115,622,213	$122,304,200	$6,681,987

Total Futures Contracts			$115,622,213	$122,304,200	$6,681,987

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$243,768,684	—	—	$243,768,684
Consumer Discretionary	2,091,583,442	$35,941,149	—	2,127,524,591
Consumer Staples	641,733,174	1,138,068	—	642,871,242
Energy	1,167,850,303	—	—	1,167,850,303
Financials	3,250,114,368	826,632	—	3,250,941,000
Health Care	607,326,420	—	$1,977,570	609,303,990
Industrials	2,855,104,009	129,745	—	2,855,233,754
Information Technology	974,257,847	—	—	974,257,847
Materials	1,064,418,200	2,982,342	—	1,067,400,542
Real Estate	127,174,612	—	—	127,174,612
Utilities	31,599,100	—	—	31,599,100
Preferred Stocks
Communication Services	278,496	—	—	278,496
Consumer Discretionary	1,217,877	—	—	1,217,877
Industrials	6,005,869	—	—	6,005,869
Temporary Cash Investments	128,336,291	—	—	128,336,291

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,164,800,146	—		$1,164,800,146
Futures Contracts**	$6,681,987	—	—		6,681,987

TOTAL	$13,197,450,679	$1,205,818,082	$1,977,570	^	$14,405,246,331

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	3,212,000	$344,776,080	1.2%
* Alphabet, Inc., Class C	2,978,380	322,320,284	1.1%
AT&T, Inc.	4,726,717	83,521,089	0.3%
Comcast Corp., Class A	4,160,985	172,139,949	0.6%
* Meta Platforms, Inc., Class A	1,474,881	354,443,402	1.2%
Verizon Communications, Inc.	4,742,127	184,136,791	0.7%
Other Securities		649,191,128	2.2%

TOTAL COMMUNICATION SERVICES		2,110,528,723	7.3%

CONSUMER DISCRETIONARY — (10.7%)
* Amazon.com, Inc.	4,770,102	503,007,256	1.8%
Home Depot, Inc.	578,985	174,008,152	0.6%
McDonald’s Corp.	392,232	116,002,614	0.4%
NIKE, Inc., Class B	667,223	84,550,499	0.3%
* Tesla, Inc.	1,117,865	183,676,398	0.7%
Other Securities		2,089,481,410	7.1%

TOTAL CONSUMER DISCRETIONARY		3,150,726,329	10.9%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co.	2,473,253	158,659,180	0.6%
Costco Wholesale Corp.	266,821	134,269,664	0.5%
PepsiCo, Inc.	1,032,401	197,075,027	0.7%
Procter & Gamble Co.	1,498,080	234,269,750	0.8%
Walmart, Inc.	1,038,431	156,771,928	0.5%
Other Securities		1,165,077,088	4.0%

TOTAL CONSUMER STAPLES		2,046,122,637	7.1%

ENERGY — (6.0%)
Chevron Corp.	1,541,098	259,798,301	0.9%
ConocoPhillips	1,164,407	119,805,836	0.4%
Exxon Mobil Corp.	2,724,619	322,431,412	1.1%
Other Securities		1,074,309,380	3.8%

TOTAL ENERGY		1,776,344,929	6.2%

FINANCIALS — (14.3%)
Bank of America Corp.	3,912,477	114,557,327	0.4%
* Berkshire Hathaway, Inc., Class B	954,456	313,586,519	1.1%
JPMorgan Chase & Co.	2,201,688	304,361,349	1.1%
Mastercard, Inc., Class A	579,715	220,309,091	0.8%
Morgan Stanley	1,062,417	95,585,657	0.3%
# Visa, Inc., Class A	913,551	212,610,724	0.8%
Other Securities		2,977,925,540	10.2%

TOTAL FINANCIALS		4,238,936,207	14.7%

HEALTH CARE — (11.8%)
Abbott Laboratories	802,839	88,689,624	0.3%
AbbVie, Inc.	1,217,399	183,973,337	0.7%
Amgen, Inc.	375,293	89,972,744	0.3%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	1,399,024	$93,412,832	0.3%
Eli Lilly & Co.	520,601	206,085,112	0.7%
Gilead Sciences, Inc.	1,043,144	85,756,868	0.3%
Johnson & Johnson	1,572,785	257,464,904	0.9%
Merck & Co., Inc.	1,532,708	176,981,793	0.6%
Pfizer, Inc.	3,138,575	122,059,182	0.4%
Thermo Fisher Scientific, Inc.	163,488	90,719,491	0.3%
UnitedHealth Group, Inc.	461,505	227,101,995	0.8%
Other Securities		1,869,424,337	6.5%

TOTAL HEALTH CARE		3,491,642,219	12.1%

INDUSTRIALS — (12.6%)
Lockheed Martin Corp.	186,232	86,495,452	0.3%
Union Pacific Corp.	458,821	89,791,270	0.3%
United Parcel Service, Inc., Class B	521,453	93,762,464	0.3%
Other Securities		3,465,244,194	12.1%

TOTAL INDUSTRIALS		3,735,293,380	13.0%

INFORMATION TECHNOLOGY — (19.9%)
Accenture PLC, Class A	397,785	111,495,158	0.4%
* Adobe, Inc.	257,391	97,180,546	0.4%
Apple, Inc.	8,785,848	1,490,782,689	5.2%
Broadcom, Inc.	314,651	197,128,851	0.7%
Cisco Systems, Inc.	2,518,417	118,995,203	0.4%
Microsoft Corp.	4,150,122	1,275,166,486	4.4%
NVIDIA Corp.	821,975	228,089,843	0.8%
QUALCOMM, Inc.	829,776	96,917,837	0.4%
Texas Instruments, Inc.	750,861	125,543,959	0.5%
Other Securities		2,136,048,317	7.2%

TOTAL INFORMATION TECHNOLOGY		5,877,348,889	20.4%

MATERIALS — (4.3%)
Linde PLC	225,284	83,231,174	0.3%
Other Securities		1,183,895,518	4.1%

TOTAL MATERIALS		1,267,126,692	4.4%

REAL ESTATE — (0.2%)
Other Securities		69,148,341	0.3%

UTILITIES — (2.5%)
Other Securities		748,040,180	2.6%

TOTAL COMMON STOCKS		28,511,258,526	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		281,558	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		302,148	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,466,624	0.0%

TOTAL PREFERRED STOCKS		2,050,330	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,811,624,003)		28,513,308,856

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	242,325,084	242,325,084	0.8%

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	74,781,034	864,992,218	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $13,918,899,568)		$29,620,626,158	102.8%

As of April 30, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,175	06/16/23	$234,437,130	$246,074,375	$11,637,245

Total Futures Contracts			$234,437,130	$246,074,375	$11,637,245

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,110,516,892	$11,831	—	$2,110,528,723
Consumer Discretionary	3,139,365,409	11,360,920	—	3,150,726,329
Consumer Staples	2,045,962,805	159,832	—	2,046,122,637
Energy	1,776,344,929	—	—	1,776,344,929
Financials	4,238,932,907	3,300	—	4,238,936,207
Health Care	3,486,592,652	3,986,416	$1,063,151	3,491,642,219
Industrials	3,734,444,953	831,893	16,534	3,735,293,380
Information Technology	5,877,206,979	141,910	—	5,877,348,889
Materials	1,266,894,647	232,045	—	1,267,126,692
Real Estate	69,108,534	39,807	—	69,148,341
Utilities	748,040,180	—	—	748,040,180
Preferred Stocks
Communication Services	281,558	—	—	281,558
Consumer Discretionary	302,148	—	—	302,148
Industrials	1,466,624	—	—	1,466,624
Temporary Cash Investments	242,325,084	—	—	242,325,084

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$864,992,218	—		$864,992,218
Futures Contracts**	$11,637,245	—	—		11,637,245

TOTAL	$28,749,423,546	$881,760,172	$1,079,685	^	$29,632,263,403

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.4%)
* Alphabet, Inc., Class A	2,445,000	$262,446,300	0.9%
* Alphabet, Inc., Class C	2,361,300	255,539,886	0.9%
AT&T, Inc.	4,477,834	79,123,327	0.3%
Comcast Corp., Class A	3,103,081	128,374,461	0.5%
* Meta Platforms, Inc., Class A	1,749,802	420,512,417	1.4%
Verizon Communications, Inc.	3,814,696	148,124,646	0.5%
Other Securities		667,756,336	2.1%

TOTAL COMMUNICATION SERVICES		1,961,877,373	6.6%

CONSUMER DISCRETIONARY — (10.1%)
* Amazon.com, Inc.	3,411,440	359,736,348	1.2%
Home Depot, Inc.	497,060	149,386,412	0.5%
Other Securities		2,563,314,415	8.7%

TOTAL CONSUMER DISCRETIONARY		3,072,437,175	10.4%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co.	1,810,068	116,115,862	0.4%
Costco Wholesale Corp.	201,341	101,318,818	0.4%
PepsiCo, Inc.	986,623	188,336,464	0.6%
Procter & Gamble Co.	1,537,814	240,483,353	0.8%
Walmart, Inc.	845,272	127,610,714	0.4%
Other Securities		1,261,575,301	4.3%

TOTAL CONSUMER STAPLES		2,035,440,512	6.9%

ENERGY — (5.9%)
Chevron Corp.	1,119,772	188,771,164	0.7%
ConocoPhillips	1,162,116	119,570,115	0.4%
Exxon Mobil Corp.	3,270,177	386,992,746	1.3%
Other Securities		1,116,833,831	3.7%

TOTAL ENERGY		1,812,167,856	6.1%

FINANCIALS — (14.8%)
American Express Co.	617,346	99,602,604	0.3%
Bank of America Corp.	3,352,939	98,174,054	0.3%
* Berkshire Hathaway, Inc., Class B	840,748	276,227,755	0.9%
JPMorgan Chase & Co.	1,979,363	273,627,141	0.9%
Mastercard, Inc., Class A	587,552	223,287,387	0.8%
Morgan Stanley	939,887	84,561,633	0.3%
# Visa, Inc., Class A	832,357	193,714,445	0.7%
Other Securities		3,264,918,505	11.0%

TOTAL FINANCIALS		4,514,113,524	15.2%

HEALTH CARE — (11.5%)
AbbVie, Inc.	1,169,550	176,742,396	0.6%
Amgen, Inc.	365,932	87,728,538	0.3%
Bristol-Myers Squibb Co.	1,487,212	99,301,145	0.4%
Elevance Health, Inc.	165,540	77,580,321	0.3%
Eli Lilly & Co.	538,596	213,208,613	0.7%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	1,214,024	$198,735,729	0.7%
Merck & Co., Inc.	1,861,625	214,961,839	0.7%
Pfizer, Inc.	3,960,374	154,018,945	0.5%
Thermo Fisher Scientific, Inc.	153,905	85,401,884	0.3%
UnitedHealth Group, Inc.	302,176	148,697,788	0.5%
Other Securities		2,044,534,482	6.8%

TOTAL HEALTH CARE.		3,500,911,680	11.8%

INDUSTRIALS — (14.3%)
Caterpillar, Inc.	426,704	93,362,835	0.3%
Deere & Co.	214,381	81,040,306	0.3%
Union Pacific Corp.	574,109	112,353,131	0.4%
United Parcel Service, Inc., Class B	446,131	80,218,815	0.3%
Other Securities		4,013,912,751	13.5%

TOTAL INDUSTRIALS		4,380,887,838	14.8%

INFORMATION TECHNOLOGY — (19.5%)
Accenture PLC, Class A	449,831	126,083,131	0.4%
* Adobe, Inc.	215,170	81,239,585	0.3%
Apple, Inc.	9,033,496	1,532,803,601	5.2%
Applied Materials, Inc.	712,387	80,521,103	0.3%
Broadcom, Inc.	284,762	178,403,393	0.6%
Cisco Systems, Inc.	2,308,415	109,072,609	0.4%
International Business Machines Corp.	703,932	88,984,044	0.3%
Lam Research Corp.	144,358	75,655,141	0.3%
Microsoft Corp.	4,545,568	1,396,671,224	4.7%
NVIDIA Corp.	345,618	95,905,539	0.3%
QUALCOMM, Inc.	817,724	95,510,163	0.3%
Texas Instruments, Inc.	676,325	113,081,540	0.4%
Other Securities		1,993,402,536	6.6%

TOTAL INFORMATION TECHNOLOGY		5,967,333,609	20.1%

MATERIALS — (4.7%)
Other Securities		1,418,912,124	4.8%

REAL ESTATE — (0.3%)
Other Securities		86,447,292	0.3%

UTILITIES — (1.9%)
Other Securities		577,690,986	2.0%

TOTAL COMMON STOCKS		29,328,219,969	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		294,559	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		479,458	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,001,240	0.0%

TOTAL PREFERRED STOCKS		2,775,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,266,509,803)		29,330,995,226

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	255,182,570	255,182,570	0.9%

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	82,162,268	950,370,957	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $14,471,936,337)		$30,536,548,753	103.1%

As of April 30, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,209	06/16/23	$241,344,966	$253,194,825	$11,849,859

Total Futures Contracts			$241,344,966	$253,194,825	$11,849,859

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,961,734,583	$142,790	—	$1,961,877,373
Consumer Discretionary	3,060,293,265	12,143,910	—	3,072,437,175
Consumer Staples	2,034,944,266	496,246	—	2,035,440,512
Energy	1,812,167,856	—	—	1,812,167,856
Financials	4,513,531,489	582,035	—	4,514,113,524
Health Care	3,493,886,592	5,454,500	$1,570,588	3,500,911,680
Industrials	4,379,068,873	1,802,797	16,168	4,380,887,838
Information Technology	5,966,769,596	563,662	351	5,967,333,609
Materials	1,418,586,701	325,423	—	1,418,912,124
Real Estate	86,327,296	119,996	—	86,447,292
Utilities	577,690,986	—	—	577,690,986
Preferred Stocks
Communication Services	294,559	—	—	294,559
Consumer Discretionary	479,458	—	—	479,458
Industrials	2,001,240	—	—	2,001,240
Temporary Cash Investments	255,182,570	—	—	255,182,570

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$950,370,957	—	$950,370,957
Futures Contracts**	$11,849,859	—	—	11,849,859

TOTAL	$29,574,809,189	$972,002,316	$1,587,107^	$30,548,398,612

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (5.7%)
*	Alphabet, Inc., Class A	204,320	$21,931,709	0.5%
*	Alphabet, Inc., Class C	174,880	18,925,514	0.5%
	AT&T, Inc.	591,989	10,460,446	0.3%
	Comcast Corp., Class A	440,297	18,215,087	0.4%
*	Meta Platforms, Inc., Class A	172,392	41,429,245	1.0%
	Verizon Communications, Inc.	566,316	21,990,050	0.5%
*	Walt Disney Co.	87,280	8,946,200	0.2%
	Other Securities		115,516,355	2.7%

TOTAL COMMUNICATION SERVICES			257,414,606	6.1%

CONSUMER DISCRETIONARY — (10.7%)
*	Amazon.com, Inc.	227,136	23,951,491	0.6%
	DR Horton, Inc.	125,278	13,758,030	0.3%
	Lennar Corp., Class A	86,062	9,708,654	0.2%
#	Penske Automotive Group, Inc.	69,663	9,653,899	0.2%
	PulteGroup, Inc.	146,869	9,862,253	0.2%
	Other Securities		415,988,324	9.9%

TOTAL CONSUMER DISCRETIONARY			482,922,651	11.4%

CONSUMER STAPLES — (5.1%)
	Bunge Ltd.	94,400	8,835,840	0.2%
	Procter & Gamble Co.	90,151	14,097,813	0.3%
	Walmart, Inc.	63,339	9,562,289	0.2%
	Other Securities		198,362,305	4.8%

TOTAL CONSUMER STAPLES			230,858,247	5.5%

ENERGY — (8.0%)
	Chevron Corp.	193,378	32,599,663	0.8%
	ConocoPhillips	107,669	11,078,063	0.3%
#	Coterra Energy, Inc.	441,905	11,312,768	0.3%
	Diamondback Energy, Inc.	87,509	12,443,780	0.3%
	EOG Resources, Inc.	74,939	8,952,962	0.2%
	Exxon Mobil Corp.	313,493	37,098,762	0.9%
	Marathon Petroleum Corp.	85,987	10,490,414	0.3%
	Other Securities		236,986,247	5.4%

TOTAL ENERGY			360,962,659	8.5%

FINANCIALS — (20.0%)
	American International Group, Inc.	163,720	8,683,709	0.2%
	Bank of America Corp.	491,054	14,378,061	0.4%
*	Berkshire Hathaway, Inc., Class B	110,049	36,156,599	0.9%
	Hartford Financial Services Group, Inc.	139,081	9,873,360	0.2%
	JPMorgan Chase & Co.	273,311	37,782,513	0.9%
	Morgan Stanley	152,000	13,675,440	0.3%
#	New York Community Bancorp, Inc.	1,071,287	11,452,058	0.3%
	Wells Fargo & Co.	236,095	9,384,776	0.2%
	Other Securities		759,454,732	17.9%

TOTAL FINANCIALS			900,841,248	21.3%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (9.4%)
CVS Health Corp.	118,113	$8,658,864	0.2%
Johnson & Johnson	105,798	17,319,133	0.4%
Merck & Co., Inc.	111,689	12,896,729	0.3%
Pfizer, Inc.	346,628	13,480,363	0.3%
UnitedHealth Group, Inc.	24,210	11,913,499	0.3%
Other Securities		358,414,824	8.5%

TOTAL HEALTH CARE		422,683,412	10.0%

INDUSTRIALS — (17.1%)
* Builders FirstSource, Inc.	139,031	13,175,968	0.3%
Owens Corning	86,571	9,246,648	0.2%
Raytheon Technologies Corp.	115,471	11,535,553	0.3%
Regal Rexnord Corp.	65,957	8,584,963	0.2%
Other Securities		725,033,658	17.1%

TOTAL INDUSTRIALS		767,576,790	18.1%

INFORMATION TECHNOLOGY — (8.8%)
* First Solar, Inc.	83,806	15,301,299	0.4%
Intel Corp.	359,241	11,158,025	0.3%
Jabil, Inc.	133,106	10,402,234	0.3%
Micron Technology, Inc.	133,994	8,623,854	0.2%
Other Securities		349,167,156	8.1%

TOTAL INFORMATION TECHNOLOGY		394,652,568	9.3%

MATERIALS — (6.6%)
Dow, Inc.	161,180	8,768,192	0.2%
Eastman Chemical Co.	107,472	9,056,665	0.2%
Linde PLC	28,454	10,512,330	0.3%
Nucor Corp.	83,510	12,374,512	0.3%
Reliance Steel & Aluminum Co.	43,567	10,795,903	0.3%
Steel Dynamics, Inc.	126,737	13,174,311	0.3%
Other Securities		233,465,089	5.5%

TOTAL MATERIALS		298,147,002	7.1%

REAL ESTATE — (0.5%)
Other Securities		23,133,818	0.6%

UTILITIES — (1.1%)
Other Securities		48,201,060	1.1%

TOTAL COMMON STOCKS		4,187,394,061	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		294,034	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		147,426	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$800,686	0.0%

TOTAL PREFERRED STOCKS		1,242,146	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,167,058,913)		4,188,636,207

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	37,670,915	37,670,915	0.9%

SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	24,073,101	278,453,555	6.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,483,145,437)		$4,504,760,677	106.4%

As of April 30, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	177	06/16/23	$35,314,094	$37,068,225	$1,754,131

Total Futures Contracts			$35,314,094	$37,068,225	$1,754,131

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$257,390,222	$24,384	—	$257,414,606
Consumer Discretionary	479,901,968	3,020,683	—	482,922,651
Consumer Staples	230,726,430	131,817	—	230,858,247
Energy	360,962,659	—	—	360,962,659
Financials	900,672,904	168,344	—	900,841,248
Health Care	421,106,166	815,098	$762,148	422,683,412
Industrials	767,128,494	440,717	7,579	767,576,790
Information Technology	394,652,568	—	—	394,652,568
Materials	298,052,798	94,204	—	298,147,002
Real Estate	23,120,549	13,269	—	23,133,818
Utilities	48,201,060	—	—	48,201,060
Preferred Stocks
Communication Services	294,034	—	—	294,034
Consumer Discretionary	147,426	—	—	147,426
Industrials	800,686	—	—	800,686
Temporary Cash Investments	37,670,915	—	—	37,670,915

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$278,453,555	—	$278,453,555
Futures Contracts**	$1,754,131	—	—	1,754,131

TOTAL	$4,222,583,010	$283,162,071	$769,727^	$4,506,514,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (2.7%)
	Iridium Communications, Inc.	575,682	$36,538,537	0.3%
	Other Securities		349,977,877	2.6%

TOTAL COMMUNICATION SERVICES			386,516,414	2.9%

CONSUMER DISCRETIONARY — (13.3%)
#*	Asbury Automotive Group, Inc.	158,010	30,568,615	0.2%
	Murphy USA, Inc.	152,990	42,107,438	0.3%
#	Penske Automotive Group, Inc.	256,204	35,504,750	0.3%
*	Taylor Morrison Home Corp.	846,325	36,468,144	0.3%
	Valvoline, Inc.	885,550	30,595,752	0.2%
	Other Securities		1,746,539,021	13.1%

TOTAL CONSUMER DISCRETIONARY			1,921,783,720	14.4%

CONSUMER STAPLES — (4.5%)
	Coca-Cola Consolidated, Inc.	54,568	32,165,653	0.2%
#	Inter Parfums, Inc.	234,744	35,631,792	0.3%
	Lancaster Colony Corp.	161,749	33,824,951	0.3%
	Other Securities		555,108,446	4.1%

TOTAL CONSUMER STAPLES			656,730,842	4.9%

ENERGY — (4.6%)
	Other Securities		670,382,714	5.0%

FINANCIALS — (17.4%)
	Evercore, Inc., Class A	267,875	30,556,501	0.2%
	FirstCash Holdings, Inc.	307,746	31,707,070	0.2%
	RLI Corp.	248,926	34,613,160	0.3%
#	Selective Insurance Group, Inc.	396,604	38,204,863	0.3%
	Other Securities		2,387,442,834	17.8%

TOTAL FINANCIALS			2,522,524,428	18.8%

HEALTH CARE — (10.3%)
*	CorVel Corp.	157,571	31,834,069	0.2%
	Ensign Group, Inc.	424,098	41,175,675	0.3%
*	Lantheus Holdings, Inc.	494,601	42,263,655	0.3%
*	Medpace Holdings, Inc.	163,980	32,818,957	0.3%
*	Merit Medical Systems, Inc.	403,213	32,777,185	0.3%
#	Select Medical Holdings Corp.	1,008,311	30,753,485	0.2%
	Other Securities		1,272,921,273	9.5%

TOTAL HEALTH CARE			1,484,544,299	11.1%

INDUSTRIALS — (19.2%)
	AAON, Inc.	409,694	40,150,012	0.3%
*	Aerojet Rocketdyne Holdings, Inc.	707,916	39,933,542	0.3%
	Applied Industrial Technologies, Inc.	272,046	36,905,760	0.3%
*	Atkore, Inc.	257,880	32,577,980	0.3%
*	Casella Waste Systems, Inc., Class A	397,666	35,392,274	0.3%
	Comfort Systems USA, Inc.	287,366	42,958,343	0.3%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	188,880	$32,298,480	0.2%
*	ExlService Holdings, Inc.	253,105	45,148,870	0.3%
	Exponent, Inc.	397,601	36,599,172	0.3%
*	FTI Consulting, Inc.	175,457	31,669,988	0.2%
#	GATX Corp.	268,237	30,554,877	0.2%
	MSA Safety, Inc.	265,964	34,508,829	0.3%
*	Saia, Inc.	108,827	32,405,416	0.3%
	Simpson Manufacturing Co., Inc.	339,115	42,653,885	0.3%
	Timken Co.	427,105	32,823,019	0.3%
*	TriNet Group, Inc.	389,730	36,159,149	0.3%
	Triton International Ltd.	446,876	36,943,239	0.3%
	UFP Industries, Inc.	457,594	35,930,281	0.3%
	Valmont Industries, Inc.	106,122	30,834,808	0.2%
	Watts Water Technologies, Inc., Class A	208,817	33,771,973	0.3%
	Other Securities		2,058,413,515	15.1%

TOTAL INDUSTRIALS			2,778,633,412	20.7%

INFORMATION TECHNOLOGY — (10.5%)
	Amkor Technology, Inc.	1,479,289	33,091,695	0.3%
*	Cirrus Logic, Inc.	379,987	32,599,085	0.3%
#*	Insight Enterprises, Inc.	271,478	32,835,264	0.3%
#*	Novanta, Inc.	254,279	38,864,002	0.3%
	Power Integrations, Inc.	433,937	31,581,935	0.2%
	Other Securities		1,343,390,975	9.9%

TOTAL INFORMATION TECHNOLOGY			1,512,362,956	11.3%

MATERIALS — (5.6%)
	Commercial Metals Co.	723,546	33,782,363	0.3%
	Element Solutions, Inc.	1,868,610	33,915,271	0.3%
	Louisiana-Pacific Corp.	543,675	32,479,144	0.2%
	Silgan Holdings, Inc.	656,892	32,358,500	0.2%
	Other Securities		672,509,725	5.0%

TOTAL MATERIALS			805,045,003	6.0%

REAL ESTATE — (0.5%)
	Other Securities		66,538,612	0.5%

UTILITIES — (3.1%)
	PNM Resources, Inc.	635,715	30,596,963	0.2%
	Other Securities		419,048,625	3.2%

TOTAL UTILITIES			449,645,588	3.4%

TOTAL COMMON STOCKS			13,254,707,988	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		290,378	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$3,602,422	0.0%

TOTAL PREFERRED STOCKS		3,892,800	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,114,436,043)		13,258,600,788

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	122,506,574	122,506,574	0.9%

SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	92,894,016	1,074,505,088	8.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,311,301,842)		$14,455,612,450	108.0%

As of April 30, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	609	06/16/23	$119,990,524	$127,539,826	$7,549,302

Total Futures Contracts			$119,990,524	$127,539,826	$7,549,302

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$386,455,500	$60,914	—	$386,516,414
Consumer Discretionary	1,894,069,699	27,714,021	—	1,921,783,720
Consumer Staples	655,850,139	880,703	—	656,730,842
Energy	670,382,714	—	—	670,382,714
Financials	2,518,567,236	3,957,192	—	2,522,524,428
Health Care	1,474,857,062	6,379,931	$3,307,306	1,484,544,299
Industrials	2,778,601,376	13,876	18,160	2,778,633,412
Information Technology	1,511,365,891	990,000	7,065	1,512,362,956
Materials	804,165,458	846,008	33,537	805,045,003
Real Estate	66,529,766	8,846	—	66,538,612
Utilities	449,645,588	—	—	449,645,588
Preferred Stocks
Communication Services	290,378	—	—	290,378
Industrials	3,602,422	—	—	3,602,422
Temporary Cash Investments	122,506,574	—	—	122,506,574

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,074,505,088	—	$1,074,505,088
Futures Contracts**	$7,549,302	—	—	7,549,302

TOTAL	$13,344,439,105	$1,115,356,579	$3,366,068^	$14,463,161,752

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (87.8%)
COMMUNICATION SERVICES — (3.0%)
	Other Securities		$212,629,659	3.4%

CONSUMER DISCRETIONARY — (12.0%)
*	Boot Barn Holdings, Inc.	218,493	15,834,188	0.3%
*	Cavco Industries, Inc.	67,389	20,231,526	0.3%
#	Group 1 Automotive, Inc.	75,809	17,017,604	0.3%
*	ODP Corp.	354,824	15,331,945	0.3%
*	Taylor Morrison Home Corp.	448,504	19,326,037	0.3%
*	Tri Pointe Homes, Inc.	625,733	17,946,022	0.3%
	Other Securities		738,376,236	11.7%

TOTAL CONSUMER DISCRETIONARY			844,063,558	13.5%

CONSUMER STAPLES — (5.0%)
#	Edgewell Personal Care Co.	360,314	15,734,912	0.3%
*	elf Beauty, Inc.	202,613	18,794,382	0.3%
*	Hostess Brands, Inc.	659,960	17,000,570	0.3%
#	Inter Parfums, Inc.	160,958	24,431,815	0.4%
#	Weis Markets, Inc.	196,657	16,222,236	0.3%
	Other Securities		260,185,055	4.0%

TOTAL CONSUMER STAPLES			352,368,970	5.6%

ENERGY — (4.7%)
#*	CNX Resources Corp.	1,161,237	18,034,011	0.3%
	Other Securities		314,683,868	5.0%

TOTAL ENERGY			332,717,879	5.3%

FINANCIALS — (16.6%)
#	BancFirst Corp.	237,248	18,953,743	0.3%
*	Bancorp, Inc.	494,971	15,794,525	0.3%
	First BanCorp.	1,576,127	18,519,492	0.3%
	Piper Sandler Cos	134,207	18,176,996	0.3%
	WSFS Financial Corp.	449,053	15,793,194	0.3%
	Other Securities		1,076,772,059	17.2%

TOTAL FINANCIALS			1,164,010,009	18.7%

HEALTH CARE — (11.4%)
*	CorVel Corp.	172,288	34,807,345	0.6%
*	Prestige Consumer Healthcare, Inc.	285,192	17,547,864	0.3%
	Other Securities		747,894,424	11.9%

TOTAL HEALTH CARE.			800,249,633	12.8%

INDUSTRIALS — (17.2%)
#	AAON, Inc.	181,845	17,820,810	0.3%
*	AeroVironment, Inc.	151,819	15,286,655	0.2%
	Alamo Group, Inc.	91,149	16,108,763	0.3%
	Albany International Corp., Class A	178,866	16,314,368	0.3%
#	ArcBest Corp.	191,857	18,111,301	0.3%
	Boise Cascade Co.	282,825	19,319,776	0.3%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	406,188	$21,402,046	0.3%
	Comfort Systems USA, Inc.	128,595	19,223,667	0.3%
	ESCO Technologies, Inc.	174,924	16,367,639	0.3%
	Federal Signal Corp.	327,771	16,840,874	0.3%
	Forward Air Corp.	191,213	20,174,884	0.3%
	Kadant, Inc.	84,503	15,703,192	0.3%
	Matson, Inc.	225,848	15,364,439	0.3%
	McGrath RentCorp.	184,266	16,377,562	0.3%
*	MYR Group, Inc.	136,039	17,411,632	0.3%
#	Veritiv Corp.	173,696	19,952,460	0.3%
	Other Securities		927,025,331	14.7%

TOTAL INDUSTRIALS			1,208,805,399	19.4%

INFORMATION TECHNOLOGY — (10.1%)
*	Axcelis Technologies, Inc.	134,645	15,928,503	0.3%
	Badger Meter, Inc.	144,183	19,079,736	0.3%
	Belden, Inc.	204,344	16,120,698	0.3%
#*	Insight Enterprises, Inc.	125,128	15,134,232	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	17,749,537	0.3%
*	Plexus Corp.	205,049	17,935,636	0.3%
#	Progress Software Corp.	298,601	16,387,223	0.3%
*	Rambus, Inc.	348,268	15,442,203	0.3%
#*	Super Micro Computer, Inc.	163,098	17,195,422	0.3%
	Other Securities		558,763,457	8.7%

TOTAL INFORMATION TECHNOLOGY			709,736,647	11.4%

MATERIALS — (4.8%)
	Innospec, Inc.	180,162	18,309,864	0.3%
	Materion Corp.	151,333	16,390,877	0.3%
	Other Securities		303,816,682	4.8%

TOTAL MATERIALS			338,517,423	5.4%

REAL ESTATE — (0.8%)
#	St. Joe Co.	421,390	17,319,129	0.3%
	Other Securities		37,024,056	0.6%

TOTAL REAL ESTATE			54,343,185	0.9%

UTILITIES — (2.2%)
	Chesapeake Utilities Corp.	123,935	15,305,972	0.2%
#	Otter Tail Corp.	297,207	21,384,044	0.3%
	Other Securities		113,360,063	1.9%

TOTAL UTILITIES			150,050,079	2.4%

TOTAL COMMON STOCKS			6,167,492,441	98.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		289,784	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,510,253	0.0%

TOTAL PREFERRED STOCKS		1,800,037	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,981,574,400)		6,169,292,478

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	62,545,814	62,545,814	1.0%

SECURITIES LENDING COLLATERAL — (11.3%)
@§ The DFA Short Term Investment Fund	68,829,596	796,151,938	12.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,242,201)		$7,027,990,230	112.6%

As of April 30, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index.	324	06/16/23	$64,202,070	$67,853,700	$3,651,630

Total Futures Contracts			$64,202,070	$67,853,700	$3,651,630

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$212,373,712	$255,947	—	$212,629,659
Consumer Discretionary	843,913,361	150,197	—	844,063,558
Consumer Staples	346,347,913	6,021,057	—	352,368,970
Energy	332,665,456	52,423	—	332,717,879
Financials	1,158,663,474	5,346,535	—	1,164,010,009
Health Care	798,177,111	726,280	$1,346,242	800,249,633
Industrials	1,208,737,350	—	68,049	1,208,805,399
Information Technology	707,297,953	2,435,770	2,924	709,736,647
Materials	338,039,462	471,904	6,057	338,517,423
Real Estate	54,223,764	119,421	—	54,343,185
Utilities	150,050,079	—	—	150,050,079
Preferred Stocks
Communication Services	289,784	—	—	289,784
Industrials	1,510,253	—	—	1,510,253
Temporary Cash Investments	62,545,814	—	—	62,545,814

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$796,151,938	—		$796,151,938
Futures Contracts**	$3,651,630	—	—		3,651,630

TOTAL	$6,218,487,116	$811,731,472	$1,423,272	^	$7,031,641,860

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.4%)
Verizon Communications, Inc.	1,894,925	$73,579,938	1.6%
Other Securities		38,501,356	0.8%

TOTAL COMMUNICATION SERVICES		112,081,294	2.4%

CONSUMER DISCRETIONARY — (11.2%)
Home Depot, Inc.	429,537	129,093,050	2.8%
Lowe’s Cos., Inc.	159,947	33,241,785	0.7%
NIKE, Inc., Class B	353,147	44,750,788	1.0%
* O’Reilly Automotive, Inc.	38,119	34,966,940	0.8%
Ross Stores, Inc.	348,574	37,203,303	0.8%
TJX Cos., Inc.	600,719	47,348,672	1.0%
Other Securities		195,201,227	4.1%

TOTAL CONSUMER DISCRETIONARY		521,805,765	11.2%

CONSUMER STAPLES — (13.4%)
Altria Group, Inc.	711,043	33,781,653	0.7%
Coca-Cola Co.	1,429,132	91,678,818	2.0%
Costco Wholesale Corp.	167,842	84,461,451	1.8%
Kroger Co.	743,305	36,146,922	0.8%
PepsiCo, Inc.	664,457	126,838,197	2.7%
Procter & Gamble Co.	274,144	42,870,639	0.9%
Target Corp.	269,232	42,471,348	0.9%
Other Securities		163,778,182	3.6%

TOTAL CONSUMER STAPLES		622,027,210	13.4%

ENERGY — (2.8%)
ConocoPhillips	511,268	52,604,365	1.1%
Occidental Petroleum Corp.	557,073	34,276,702	0.7%
Other Securities		44,404,888	1.0%

TOTAL ENERGY		131,285,955	2.8%

FINANCIALS — (10.1%)
American Express Co.	354,187	57,144,530	1.2%
Ameriprise Financial, Inc.	106,466	32,484,906	0.7%
Mastercard, Inc., Class A	342,337	130,098,330	2.8%
Visa, Inc., Class A	621,862	144,725,943	3.1%
Other Securities		103,628,634	2.3%

TOTAL FINANCIALS		468,082,343	10.1%

HEALTH CARE — (15.3%)
AbbVie, Inc.	814,342	123,063,363	2.7%
Amgen, Inc.	263,714	63,222,794	1.4%
Bristol-Myers Squibb Co.	813,510	54,318,063	1.2%
Eli Lilly & Co.	378,776	149,942,267	3.2%
Gilead Sciences, Inc.	694,162	57,067,058	1.2%
Merck & Co., Inc.	493,090	56,937,102	1.2%
Zoetis, Inc.	201,953	35,499,298	0.8%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$168,377,055	3.6%

TOTAL HEALTH CARE		708,427,000	15.3%

INDUSTRIALS — (14.2%)
3M Co.	310,822	33,015,513	0.7%
Automatic Data Processing, Inc.	186,986	41,136,920	0.9%
Caterpillar, Inc.	272,530	59,629,564	1.3%
Deere & Co.	147,838	55,885,721	1.2%
Illinois Tool Works, Inc.	135,400	32,758,676	0.7%
Lockheed Martin Corp.	112,034	52,034,191	1.1%
Union Pacific Corp.	308,247	60,323,938	1.3%
United Parcel Service, Inc., Class B	393,803	70,809,717	1.5%
Waste Management, Inc.	218,335	36,254,527	0.8%
WW Grainger, Inc.	44,501	30,953,561	0.7%
Other Securities		183,948,059	3.9%

TOTAL INDUSTRIALS		656,750,387	14.1%

INFORMATION TECHNOLOGY — (27.2%)
Accenture PLC, Class A	293,879	82,371,345	1.8%
Apple, Inc.	1,441,023	244,512,783	5.3%
Applied Materials, Inc.	493,558	55,786,861	1.2%
Broadcom, Inc.	206,313	129,255,094	2.8%
International Business Machines Corp.	476,470	60,230,573	1.3%
Lam Research Corp.	72,492	37,991,607	0.8%
Microsoft Corp.	828,326	254,511,447	5.5%
Oracle Corp.	1,054,524	99,884,513	2.2%
QUALCOMM, Inc.	560,047	65,413,490	1.4%
Texas Instruments, Inc.	439,280	73,447,616	1.6%
Other Securities		160,099,133	3.3%

TOTAL INFORMATION TECHNOLOGY		1,263,504,462	27.2%

MATERIALS — (2.6%)
LyondellBasell Industries NV, Class A	311,555	29,476,219	0.6%
Nucor Corp.	249,069	36,907,044	0.8%
Other Securities		53,089,302	1.2%

TOTAL MATERIALS		119,472,565	2.6%

TOTAL COMMON STOCKS (Cost $3,394,817,835)		4,603,436,981	99.1%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	35,601,045	35,601,045	0.7%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	309,583	3,580,945	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,433,999,238)		$4,642,618,971	99.9%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	158	06/16/23	$31,525,576	$33,089,150	$1,563,574

Total Futures Contracts			$31,525,576	$33,089,150	$1,563,574

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$112,081,294	—	—	$112,081,294
Consumer Discretionary	521,505,537	$300,228	—	521,805,765
Consumer Staples	622,027,210	—	—	622,027,210
Energy	131,285,955	—	—	131,285,955
Financials	468,082,343	—	—	468,082,343
Health Care	708,427,000	—	—	708,427,000
Industrials	656,750,387	—	—	656,750,387
Information Technology	1,263,504,462	—	—	1,263,504,462
Materials	119,472,565	—	—	119,472,565
Temporary Cash Investments	35,601,045	—	—	35,601,045
Securities Lending Collateral	—	3,580,945	—	3,580,945
Futures Contracts**	1,563,574	—	—	1,563,574

TOTAL	$4,640,301,372	$3,881,173	—	$4,644,182,545

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
#	Agree Realty Corp.	585,659	$39,818,955	0.5%
	Alexandria Real Estate Equities, Inc.	1,079,596	134,064,231	1.8%
	American Homes 4 Rent, Class A	2,108,252	70,120,462	0.9%
	American Tower Corp.	3,027,468	618,784,185	8.1%
	Americold Realty Trust, Inc.	1,742,787	51,569,067	0.7%
	Apartment Income REIT Corp.	966,317	35,734,403	0.5%
	AvalonBay Communities, Inc.	908,931	163,943,884	2.1%
	Boston Properties, Inc.	970,601	51,791,269	0.7%
	Brixmor Property Group, Inc.	1,945,362	41,494,571	0.5%
	Camden Property Trust	654,158	71,990,088	0.9%
	Crown Castle, Inc.	2,692,457	331,414,532	4.3%
	CubeSmart	1,461,129	66,466,758	0.9%
	Digital Realty Trust, Inc.	1,897,205	188,107,876	2.5%
	EastGroup Properties, Inc.	285,021	47,473,098	0.6%
	Equinix, Inc.	607,061	439,560,729	5.8%
	Equity LifeStyle Properties, Inc.	1,146,079	78,964,843	1.0%
	Equity Residential	2,345,230	148,335,797	1.9%
	Essex Property Trust, Inc.	420,114	92,311,649	1.2%
	Extra Space Storage, Inc.	875,013	133,036,977	1.7%
	Federal Realty Investment Trust	469,614	46,440,128	0.6%
	First Industrial Realty Trust, Inc.	856,050	44,916,943	0.6%
	Gaming & Leisure Properties, Inc.	1,711,804	89,013,808	1.2%
	Healthcare Realty Trust, Inc., Class A	2,450,371	48,468,338	0.6%
	Healthpeak Properties, Inc.	3,591,594	78,907,320	1.0%
	Host Hotels & Resorts, Inc.	4,622,522	74,746,181	1.0%
	Invitation Homes, Inc.	3,975,664	132,667,908	1.7%
#	Iron Mountain, Inc.	1,886,880	104,231,251	1.4%
	Kimco Realty Corp.	4,006,913	76,892,660	1.0%
	Lamar Advertising Co., Class A	568,396	60,068,089	0.8%
	Life Storage, Inc.	554,600	74,527,148	1.0%
#	Medical Properties Trust, Inc.	3,886,946	34,088,516	0.4%
	Mid-America Apartment Communities, Inc.	760,905	117,027,189	1.5%
	National Retail Properties, Inc.	1,181,078	51,376,893	0.7%
#	Omega Healthcare Investors, Inc.	1,519,237	40,654,782	0.5%
	Prologis, Inc.	6,010,071	752,761,393	9.9%
	Public Storage	1,030,597	303,850,914	4.0%
	Realty Income Corp.	4,343,758	272,961,753	3.6%
	Regency Centers Corp.	1,000,881	61,484,120	0.8%
	Rexford Industrial Realty, Inc.	1,288,580	71,864,107	0.9%
	SBA Communications Corp.	703,161	183,447,673	2.4%
	Simon Property Group, Inc.	2,124,250	240,720,010	3.2%
	Spirit Realty Capital, Inc.	915,490	35,209,745	0.5%
	STAG Industrial, Inc.	1,173,711	39,753,592	0.5%
	Sun Communities, Inc.	806,272	112,015,369	1.5%
	UDR, Inc.	2,133,638	88,183,259	1.2%
	Ventas, Inc.	2,600,807	124,968,776	1.6%
	VICI Properties, Inc.	6,533,687	221,753,337	2.9%
	Welltower, Inc.	3,222,298	255,270,448	3.3%
	WP Carey, Inc.	1,382,532	102,583,874	1.3%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$815,732,493	10.8%

TOTAL COMMON STOCKS (Cost $4,813,837,758)		7,561,571,391	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	67,967,544	67,967,544	0.9%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	14,570,208	168,533,591	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,050,325,284)		$7,798,072,526	102.1%

As of April 30, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	309	06/16/23	$61,225,923	$64,712,325	$3,486,402

Total Futures Contracts			$61,225,923	$64,712,325	$3,486,402

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,561,571,391	—	—	$7,561,571,391
Temporary Cash Investments	67,967,544	—	—	67,967,544
Securities Lending Collateral	—	$168,533,591	—	168,533,591
Futures Contracts**	3,486,402	—	—	3,486,402

TOTAL	$7,633,025,337	$168,533,591	—	$7,801,558,928

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$22,783,485	—
Investment Securities at Value (including $1,933, $20,052, $0 and $860,061 of securities on loan, respectively)	$210,892	$1,596,539	—	$11,400,737
Temporary Cash Investments at Value & Cost	—	2,306	—	89,357
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,976, $3,971, $0 and $698,093, respectively)	1,977	3,971	—	698,209
Segregated Cash for Futures Contracts	—	—	—	5,555
Foreign Currencies at Value	15	—	—	—
Cash	3,688	—	—	—
Receivables:
Investment Securities Sold	—	1,970	—	18,529
Dividends and Interest	1,575	1,295	—	4,372
Securities Lending Income	1	4	—	180
Fund Shares Sold	18	251	10,170	5,718
Futures Margin Variation	4,077	—	—	862
Unrealized Gain on Forward Currency Contracts	232	—	—	—
Prepaid Expenses and Other Assets	16	18	109	99

Total Assets	222,491	1,606,354	22,793,764	12,223,618

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,976	3,986	—	698,600
Investment Securities Purchased	—	480	—	2,946
Fund Shares Redeemed	1	1,872	14,314	9,306
Due to Advisor	17	131	1,676	2,584
Unrealized Loss on Forward Currency Contracts	58	—	—	—
Accrued Expenses and Other Liabilities	29	107	501	572

Total Liabilities	2,081	6,576	16,491	714,008

NET ASSETS	$220,410	$1,599,778	$22,777,273	$11,509,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $33,419 and shares outstanding of 0, 0, 0 and 1,241,347, respectively	N/A	N/A	N/A	$26.92

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $73,112 and shares outstanding of 0, 0, 0 and 2,731,618, respectively	N/A	N/A	N/A	$26.77

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $220,410; $1,599,778; $22,777,273 and $11,403,079 and shares outstanding of 19,820,822, 66,960,233, 543,290,636 and 423,507,210, respectively	$11.12	$23.89	$41.92	$26.93

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$217,375	$796,237	N/A	$8,383,100

Foreign Currencies at Cost	$15	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$278,804	$747,582	$13,641,862	$8,101,376
Total Distributable Earnings (Loss)	(58,394)	852,196	9,135,411	3,408,234

NET ASSETS	$220,410	$1,599,778	$22,777,273	$11,509,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,402,544, $1,035,431, $1,250,844 and $322,945 of securities on loan, respectively)	$13,105,428	$28,513,309	$29,330,995	$4,188,636
Temporary Cash Investments at Value & Cost	128,336	242,325	255,183	37,671
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,164,689, $864,950, $950,244 and $278,416, respectively)	1,164,800	864,992	950,371	278,454
Segregated Cash for Futures Contracts	6,541	13,160	13,541	1,982
Cash	—	1,013	1,213	461
Receivables:
Investment Securities Sold	17,191	19,315	14,030	3,964
Dividends and Interest	5,562	23,663	23,024	2,989
Securities Lending Income	210	249	280	69
Fund Shares Sold	7,607	12,487	7,843	1,476
Futures Margin Variation	1,015	2,041	2,100	308
Prepaid Expenses and Other Assets	120	157	155	38

Total Assets	14,436,810	29,692,711	30,598,735	4,516,048

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,164,846	865,393	950,878	278,539
Investment Securities Purchased	26,694	10,802	11,561	3,163
Fund Shares Redeemed	7,785	10,922	13,205	1,222
Due to Advisor	3,056	2,821	3,871	871
Accrued Expenses and Other Liabilities	743	939	1,069	212

Total Liabilities	1,203,124	890,877	980,584	284,007

NET ASSETS	$13,233,686	$28,801,834	$29,618,151	$4,232,041

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,233,686; $28,801,834; $29,618,151 and $4,232,041 and shares outstanding of 344,720,743, 911,215,461, 1,034,361,897 and 196,022,943, respectively	$38.39	$31.61	$28.63	$21.59

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,415,551	$12,811,624	$13,266,510	$2,167,059

NET ASSETS CONSIST OF:
Paid-In Capital	$8,833,265	$12,634,616	$12,855,594	$2,070,792
Total Distributable Earnings (Loss)	4,400,421	16,167,218	16,762,557	2,161,249

NET ASSETS	$13,233,686	$28,801,834	$29,618,151	$4,232,041

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,340,094, $936,564, $3,469 and $183,781 of securities on loan, respectively)	$13,258,601	$6,169,292	$4,603,437	$7,561,571
Temporary Cash Investments at Value & Cost	122,507	62,546	35,601	67,968
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,074,359, $796,122, $3,580 and $168,520, respectively)	1,074,505	796,152	3,581	168,534
Segregated Cash for Futures Contracts	7,503	3,629	1,769	3,461
Cash	3,996	2,582	—	—
Receivables:
Investment Securities Sold	3,360	5,083	3,254	—
Dividends and Interest	4,557	2,548	5,348	5,263
Securities Lending Income	303	143	2	29
Fund Shares Sold	6,216	5,293	1,350	3,821
Futures Margin Variation	1,058	563	275	537
Prepaid Expenses and Other Assets	92	48	85	57

Total Assets	14,482,698	7,047,879	4,654,702	7,811,241

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,075,144	796,328	3,578	168,848
Investment Securities Purchased	6,835	6,310	—	—
Fund Shares Redeemed	7,795	2,380	4,414	5,506
Due to Advisor	2,771	1,974	723	955
Accrued Expenses and Other Liabilities	676	357	243	521

Total Liabilities	1,093,221	807,349	8,958	175,830

NET ASSETS	$13,389,477	$6,240,530	$4,645,744	$7,635,411

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,389,477; $6,240,530; $4,645,744 and $7,635,411 and shares outstanding of 343,596,590, 274,507,389, 256,289,708 and 204,407,799, respectively	$38.97	$22.73	$18.13	$37.35

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,114,436	$3,981,574	$3,394,818	$4,813,837

NET ASSETS CONSIST OF:
Paid-In Capital	$7,570,320	$3,792,765	$3,397,259	$4,841,700
Total Distributable Earnings (Loss)	5,819,157	2,447,765	1,248,485	2,793,711

NET ASSETS	$13,389,477	$6,240,530	$4,645,744	$7,635,411

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$290,554	—
Interest	—	—	3,948	—
Income from Securities Lending	—	—	364	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,513)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	282,353	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $4, $0 and $155, respectively)	—	$14,137	—	$115,127
Interest	$3,433	—	—	—
Income from Securities Lending	5	36	—	1,128

Total Fund Investment Income	3,438	14,173	—	116,255

Fund Expenses
Investment Management Fees	140	794	21,910	16,203
Accounting & Transfer Agent Fees	24	156	1,516	685
S&P 500® Fees	8	—	—	—
Custodian Fees	8	11	—	89
Shareholder Servicing Fees
Class R1 Shares	—	—	—	17
Class R2 Shares	—	—	—	92
Filing Fees	11	17	105	84
Shareholders’ Reports	11	19	165	166
Directors’/Trustees’ Fees & Expenses	2	7	94	48
Professional Fees	1	10	90	77
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	—
Other	4	36	65	161

Total Fund Expenses	210	1,050	23,945	17,622

Fees Waived, Expenses Reimbursed by Advisor (Note C)	34	—	11,531	—
Fees Paid Indirectly (Note C)	3	—	—	—

Net Expenses	173	1,050	12,414	17,622

Net Investment Income (Loss)	3,265	13,123	269,939	98,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,137)	52,149	—	391,438
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(82)
Transactions Allocated from Affiliated Investment Company**	—	—	569,767	—
Futures	(8,205)	19	—	2,549
Foreign Currency Transactions	10	—	—	—
Forward Currency Contracts	(539)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,309	49,517	—	(755,194)
Affiliated Investment Companies Shares	4	3	—	432
Transactions Allocated from Affiliated Investment Company	—	—	(234,014)	—
Futures	21,604	—	—	1,248
Translation of Foreign Currency-Denominated Amounts	8	—	—	—
Forward Currency Contracts	(348)	—	—	—

Net Realized and Unrealized Gain (Loss)	16,705	101,687	335,753	(359,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,970	$114,810	$605,692	$(260,976)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $266, $86, $96 and $23, respectively)	$146,105	$257,379	$264,786	$43,348
Income from Securities Lending	1,219	1,472	1,689	420

Total Investment Income	147,324	258,851	266,475	43,768

Expenses
Investment Management Fees	19,490	16,858	23,346	5,451
Accounting & Transfer Agent Fees	1,162	2,408	2,395	401
Custodian Fees	98	148	153	31
Filing Fees	94	201	155	35
Shareholders’ Reports	161	139	146	46
Directors’/Trustees’ Fees & Expenses	57	114	119	18
Professional Fees	76	169	176	24
Other	173	361	379	60

Total Expenses	21,311	20,398	26,869	6,066

Net Expenses	21,311	20,398	26,869	6,066

Net Investment Income (Loss)	126,013	238,453	239,606	37,702

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	652,086	394,891	623,485	131,337
Affiliated Investment Companies Shares Sold	77	101	(98)	(13)
Futures	13,743	(5,052)	(1,231)	(1,242)
In-Kind Redemptions	73,233	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,245,488)	1,058,765	805,210	(122,415)
Affiliated Investment Companies Shares	430	443	470	142
Futures	(1,091)	20,253	16,313	2,864

Net Realized and Unrealized Gain (Loss)	(507,010)	1,469,401	1,444,149	10,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$(380,997)	$1,707,854	$1,683,755	$48,375

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $112, $76, $2 and $0, respectively)	$112,915	$53,939	$46,607	$136,672
Income from Securities Lending	1,601	817	27	198

Total Investment Income	114,516	54,756	46,634	136,870

Fund Expenses
Investment Management Fees	17,232	12,236	4,401	6,669
Accounting & Transfer Agent Fees	925	515	469	694
Custodian Fees	109	60	25	46
Filing Fees	70	63	61	64
Shareholders’ Reports	141	62	70	142
Directors’/Trustees’ Fees & Expenses	55	26	19	34
Professional Fees	76	35	28	47
Other	177	79	77	97

Total Fund Expenses	18,785	13,076	5,150	7,793

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	732

Net Expenses	18,785	13,076	5,150	7,061

Net Investment Income (Loss)	95,731	41,680	41,484	129,809

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	668,677	226,600	31,763	61,879
Affiliated Investment Companies Shares Sold	(74)	(34)	7	(82)
Futures	4,578	(15)	(1,483)	5,114
In-Kind Redemptions	750	30,284	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(866,590)	(477,417)	286,021	49,076
Affiliated Investment Companies Shares	651	264	1	173
Futures	3,633	1,673	3,000	766

Net Realized and Unrealized Gain (Loss)	(188,375)	(218,645)	319,309	116,926

Net Increase (Decrease) in Net Assets Resulting from Operations	$(92,644)	$(176,965)	$360,793	$246,735

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,265	$4,235	$13,123	$27,396	$269,939	$502,676
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,137)	(18,469)	52,149	55,532	—	—
Affiliated Investment Companies Shares Sold	(1)	2	(1)	(4)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	569,767	638,941
Futures	(8,205)	(26,807)	19	107	—	—
Foreign Currency Transactions	10	(30)	—	—	—	—
Forward Currency Contracts	(539)	8,012	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,309	(10,721)	49,517	(370,165)	—	—
Affiliated Investment Companies Shares	4	(2)	3	(5)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(234,014)	(2,005,602)
Futures	21,604	(30,214)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	8	(23)	—	—	—	—
Forward Currency Contracts	(348)	3,153	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	19,970	(70,864)	114,810	(287,139)	605,692	(863,985)

Distributions:
Institutional Class Shares	(4,302)	(133,571)	(61,525)	(90,612)	(789,599)	(1,117,729)
Capital Share Transactions (1):
Shares Issued	8,139	48,491	62,484	213,960	1,437,769	4,190,043
Shares Issued in Lieu of Cash Distributions	4,289	133,398	54,448	81,512	720,290	1,033,573
Shares Redeemed	(66,327)	(145,680)	(184,237)	(504,737)	(2,491,766)	(5,256,718)

Net Increase (Decrease) from Capital Share Transactions	(53,899)	36,209	(67,305)	(209,265)	(333,707)	(33,102)

Total Increase (Decrease) in Net Assets	(38,231)	(168,226)	(14,020)	(587,016)	(517,614)	(2,014,816)
Net Assets
Beginning of Period	258,641	426,867	1,613,798	2,200,814	23,294,887	25,309,703

End of Period	$220,410	$258,641	$1,599,778	$1,613,798	$22,777,273	$23,294,887

(1) Shares Issued and Redeemed:
Shares Issued	770	3,691	2,699	8,558	34,014	96,435
Shares Issued in Lieu of Cash Distributions	404	10,160	2,353	3,061	17,127	23,697
Shares Redeemed	(6,309)	(11,934)	(7,941)	(20,072)	(58,814)	(120,437)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,135)	1,917	(2,889)	(8,453)	(7,673)	(305)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$98,633	$177,788	$126,013	$231,839	$238,453	$449,395
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	391,438	481,149	652,086	724,122	394,891	746,757
Affiliated Investment Companies Shares Sold	(82)	(183)	77	(244)	101	(228)
Futures	2,549	(21,845)	13,743	(14,918)	(5,052)	(31,585)
In-Kind Redemptions	—	—	73,233	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(755,194)	(802,130)	(1,245,488)	(849,358)	1,058,765	(5,000,570)
Affiliated Investment Companies Shares	432	(345)	430	(387)	443	(421)
Futures	1,248	398	(1,091)	4,538	20,253	(15,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	(260,976)	(165,168)	(380,997)	95,592	1,707,854	(3,851,970)

Distributions:
Class R1 Shares	(1,404)	(5,129)	—	—	—	—
Class R2 Shares	(3,169)	(5,446)	—	—	—	—
Institutional Class Shares	(513,794)	(964,425)	(825,814)	(1,470,644)	(874,742)	(1,269,285)

Total Distributions	(518,367)	(975,000)	(825,814)	(1,470,644)	(874,742)	(1,269,285)

Capital Share Transactions (1):
Shares Issued	1,300,467	2,691,895	1,109,759	2,634,579	1,531,052	4,313,735
Shares Issued in Lieu of Cash Distributions	484,439	935,419	755,277	1,344,674	842,095	1,221,541
Shares Redeemed	(1,349,388)	(3,369,049)	(1,768,977)	(3,405,110)	(2,459,707)	(5,743,780)

Net Increase (Decrease) from Capital Share Transactions	435,518	258,265	96,059	574,143	(86,560)	(208,504)

Total Increase (Decrease) in Net Assets	(343,825)	(881,903)	(1,110,752)	(800,909)	746,552	(5,329,759)
Net Assets
Beginning of Period	11,853,435	12,735,338	14,344,438	15,145,347	28,055,282	33,385,041

End of Period	$11,509,610	$11,853,435	$13,233,686	$14,344,438	$28,801,834	$28,055,282

(1) Shares Issued and Redeemed:
Shares Issued	45,399	93,255	27,290	63,267	49,428	132,367
Shares Issued in Lieu of Cash Distributions	17,414	32,294	18,970	32,160	27,351	35,760
Shares Redeemed	(47,766)	(116,048)	(43,012)	(80,833)	(79,406)	(175,289)

Net Increase (Decrease) from Shares Issued and Redeemed	15,047	9,501	3,248	14,594	(2,627)	(7,162)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$239,606	$448,257	$37,702	$70,009	$95,731	$163,574
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	623,485	908,780	131,337	159,333	668,677	597,912
Affiliated Investment Companies Shares Sold	(98)	(225)	(13)	(49)	(74)	(303)
Futures	(1,231)	(34,730)	(1,242)	(5,485)	4,578	(21,083)
In-Kind Redemptions	—	—	—	—	750	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	805,210	(5,092,843)	(122,415)	(594,083)	(866,590)	(2,273,036)
Affiliated Investment Companies Shares	470	(384)	142	(121)	651	(567)
Futures	16,313	(11,179)	2,864	(1,963)	3,633	(1,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,755	(3,782,324)	48,375	(372,359)	(92,644)	(1,535,276)

Distributions:
Institutional Class Shares	(1,024,622)	(1,676,395)	(176,467)	(387,023)	(612,129)	(1,001,810)
Capital Share Transactions (1):
Shares Issued	1,366,695	3,998,679	237,157	667,556	922,139	2,418,174
Shares Issued in Lieu of Cash Distributions	1,009,622	1,650,798	171,180	381,930	571,521	944,361
Shares Redeemed	(2,691,246)	(6,065,708)	(473,264)	(1,047,819)	(1,283,012)	(3,689,252)

Net Increase (Decrease) from Capital Share Transactions	(314,929)	(416,231)	(64,927)	1,667	210,648	(326,717)

Total Increase (Decrease) in Net Assets	344,204	(5,874,950)	(193,019)	(757,715)	(494,125)	(2,863,803)
Net Assets
Beginning of Period	29,273,947	35,148,897	4,425,060	5,182,775	13,883,602	16,747,405

End of Period	$29,618,151	$29,273,947	$4,232,041	$4,425,060	$13,389,477	$13,883,602

(1) Shares Issued and Redeemed:
Shares Issued	48,537	134,993	10,746	28,984	22,869	57,023
Shares Issued in Lieu of Cash Distributions	36,051	52,814	7,859	16,017	14,403	21,166
Shares Redeemed	(95,363)	(202,581)	(21,493)	(45,273)	(31,794)	(85,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,775)	(14,774)	(2,888)	(272)	5,478	(7,177)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,680	$72,387	$41,484	$84,301	$129,809	$195,121
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	226,600	280,167	31,763	113,487	61,879	343,226
Affiliated Investment Companies Shares Sold	(34)	(141)	7	(7)	(82)	(91)
Futures	(15)	(16,098)	(1,483)	(7,134)	5,114	(10,229)
In-Kind Redemptions	30,284	37,518	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(477,417)	(939,247)	286,021	(678,479)	49,076	(2,500,744)
Affiliated Investment Companies Shares	264	(266)	1	—	173	(185)
Futures	1,673	119	3,000	(2,379)	766	323

Net Increase (Decrease) in Net Assets Resulting from Operations	(176,965)	(565,561)	360,793	(490,211)	246,735	(1,972,579)

Distributions:
Institutional Class Shares	(283,212)	(741,898)	(126,011)	(193,881)	(454,375)	(291,803)
Capital Share Transactions (1):
Shares Issued	411,563	1,087,837	370,420	1,190,255	712,506	1,555,500
Shares Issued in Lieu of Cash Distributions	259,458	683,212	124,973	193,188	426,023	263,575
Shares Redeemed	(445,748)	(1,442,021)	(746,729)	(1,872,690)	(1,364,404)	(2,700,865)

Net Increase (Decrease) from Capital Share Transactions	225,273	329,028	(251,336)	(489,247)	(225,875)	(881,790)

Total Increase (Decrease) in Net Assets	(234,904)	(978,431)	(16,554)	(1,173,339)	(433,515)	(3,146,172)
Net Assets
Beginning of Period	6,475,434	7,453,865	4,662,298	5,835,637	8,068,926	11,215,098

End of Period	$6,240,530	$6,475,434	$4,645,744	$4,662,298	$7,635,411	$8,068,926

(1) Shares Issued and Redeemed:
Shares Issued	17,309	43,512	20,951	65,459	18,854	34,851
Shares Issued in Lieu of Cash Distributions	11,098	25,842	7,027	10,217	11,264	5,474
Shares Redeemed	(18,705)	(56,767)	(42,220)	(104,293)	(35,891)	(59,493)

Net Increase (Decrease) from Shares Issued and Redeemed	9,702	12,587	(14,242)	(28,617)	(5,773)	(19,168)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$18.53	$14.06	$14.02	$13.03	$14.54	$23.10		$28.11	$20.01	$18.61	$16.75	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.15	0.10	0.12	0.26	0.26	0.19		0.37	0.33	0.32	0.31	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79		(2.48)	5.49	1.17	1.60	0.52	1.50		(4.19)	8.11	1.42	1.86	0.81

Total from Investment Operations	0.94		(2.33)	5.59	1.29	1.86	0.78	1.69		(3.82)	8.44	1.74	2.17	1.09

Less Distributions:
Net Investment Income	(0.18)		(0.11)	(0.13)	(0.11)	(0.30)	(0.25)	(0.17)		(0.34)	(0.34)	(0.31)	(0.31)	(0.27)
Net Realized Gains	—		(5.73)	(0.99)	(1.14)	(0.57)	(2.04)	(0.73)		(0.85)	—	(0.03)	—	—

Total Distributions	(0.18)		(5.84)	(1.12)	(1.25)	(0.87)	(2.29)	(0.90)		(1.19)	(0.34)	(0.34)	(0.31)	(0.27)

Net Asset Value, End of Period	$11.12		$10.36	$18.53	$14.06	$14.02	$13.03	$23.89		$23.10	$28.11	$20.01	$18.61	$16.75

Total Return	9.16	%(B)	(19.24%)	41.82%	9.55%	15.67%	5.62%	7.45	%(B)	(14.12%)	42.42%	9.52%	13.13%	6.82%

Net Assets, End of Period (thousands)	$220,410		$258,641	$426,867	$433,322	$386,750	$327,063	$1,599,778		$1,613,798	$2,200,814	$1,693,438	$1,611,529	$1,457,218
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.15%	0.13	%(C)	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18	%(C)	0.17%	0.17%	0.22%	0.25%	0.23%	0.13	%(C)	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.80	%(C)	1.26%	0.59%	0.89%	1.98%	1.94%	1.65	%(C)	1.45%	1.32%	1.68%	1.77%	1.64%
Portfolio Turnover Rate	12	%(B)	118%	70%	90%	109%	91%	4	%(B)	7%	7%	20%	22%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$42.28		$45.91	$31.40	$37.13	$37.41	$38.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.91	0.76	0.79	0.83	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	0.60		(2.50)	14.46	(4.98)	1.45	0.35

Total from Investment Operations	1.09		(1.59)	15.22	(4.19)	2.28	1.13

Less Distributions:
Net Investment Income	(0.41)		(0.82)	(0.71)	(0.73)	(0.76)	(0.73)
Net Realized Gains	(1.04)		(1.22)	—	(0.81)	(1.80)	(1.83)

Total Distributions	(1.45)		(2.04)	(0.71)	(1.54)	(2.56)	(2.56)

Net Asset Value, End of Period	$41.92		$42.28	$45.91	$31.40	$37.13	$37.41

Total Return	2.59	%(B)	(3.54%)	48.68%	(11.56%)	6.97%	2.79%

Net Assets, End of Period (thousands)	$22,777,273		$23,294,887	$25,309,703	$18,715,077	$25,656,577	$25,268,336
Ratio of Expenses to Average Net Assets (D)	0.22	%(C)	0.21%	0.23%	0.27%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.32	%(C)	0.31%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	2.09%	1.80%	2.38%	2.33%	1.98%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$31.60	$18.57	$22.30	$23.45	$25.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.41	0.44	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.80)		(0.88)	13.00	(3.19)	(0.24)	(0.63)

Total from Investment Operations	(0.58)		(0.47)	13.44	(2.89)	0.06	(0.35)

Less Distributions:
Net Investment Income	(0.20)		(0.36)	(0.41)	(0.27)	(0.27)	(0.26)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.24)		(2.39)	(0.41)	(0.84)	(1.21)	(1.35)

Net Asset Value, End of Period	$26.92		$28.74	$31.60	$18.57	$22.30	$23.45

Total Return	(2.16	%)(B)	(1.48%)	72.74%	(13.34%)	0.78%	(1.61%)

Net Assets, End of Period (thousands)	$33,419		$32,553	$70,291	$31,832	$56,378	$47,848
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.40%	0.43%	0.47%	0.48%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.38%	1.52%	1.56%	1.34%	1.10%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.58		$31.44	$18.48	$22.18	$23.32	$25.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.36	0.39	0.27	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)		(0.86)	12.94	(3.16)	(0.23)	(0.63)

Total from Investment Operations	(0.59)		(0.50)	13.33	(2.89)	0.04	(0.39)

Less Distributions:
Net Investment Income	(0.18)		(0.33)	(0.37)	(0.24)	(0.24)	(0.23)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.22)		(2.36)	(0.37)	(0.81)	(1.18)	(1.32)

Net Asset Value, End of Period	$26.77		$28.58	$31.44	$18.48	$22.18	$23.32

Total Return	(2.19	%)(B)	(1.62%)	72.45%	(13.42%)	0.64%	(1.79%)

Net Assets, End of Period (thousands)	$73,112		$74,146	$73,279	$52,931	$72,669	$108,168
Ratio of Expenses to Average Net Assets	0.54	%(C)	0.54%	0.58%	0.62%	0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.24%	1.41%	1.39%	1.21%	0.95%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$31.61	$18.57	$22.31	$23.46	$25.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.46	0.31	0.32	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)		(0.87)	13.02	(3.19)	(0.23)	(0.63)

Total from Investment Operations	(0.56)		(0.44)	13.48	(2.88)	0.09	(0.33)

Less Distributions:
Net Investment Income	(0.21)		(0.40)	(0.44)	(0.29)	(0.30)	(0.28)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.25)		(2.43)	(0.44)	(0.86)	(1.24)	(1.37)

Net Asset Value, End of Period	$26.93		$28.74	$31.61	$18.57	$22.31	$23.46

Total Return	(2.07	%)(B)	(1.39%)	72.95%	(13.27%)	0.88%	(1.52%)

Net Assets, End of Period (thousands)	$11,403,079		$11,746,736	$12,591,768	$8,711,891	$10,655,324	$10,307,146
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.30%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.65	%(C)	1.47%	1.65%	1.65%	1.45%	1.20%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$42.01		$46.33	$27.34	$32.79	$36.39	$39.07	$30.70		$36.25	$25.24	$24.71	$22.77	$22.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.68	0.80	0.44	0.42	0.39	0.26		0.49	0.44	0.41	0.40	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		(0.47)	18.98	(4.95)	(1.69)	(0.90)	1.62		(4.65)	10.99	0.93	2.08	0.88

Total from Investment Operations	(1.15)		0.21	19.78	(4.51)	(1.27)	(0.51)	1.88		(4.16)	11.43	1.34	2.48	1.24

Less Distributions:
Net Investment Income	(0.34)		(0.67)	(0.79)	(0.38)	(0.38)	(0.37)	(0.22)		(0.45)	(0.42)	(0.39)	(0.40)	(0.35)
Net Realized Gains	(2.13)		(3.86)	—	(0.56)	(1.95)	(1.80)	(0.75)		(0.94)	—	(0.42)	(0.14)	(0.13)

Total Distributions	(2.47)		(4.53)	(0.79)	(0.94)	(2.33)	(2.17)	(0.97)		(1.39)	(0.42)	(0.81)	(0.54)	(0.48)

Net Asset Value, End of Period	$38.39		$42.01	$46.33	$27.34	$32.79	$36.39	$31.61		$30.70	$36.25	$25.24	$24.71	$22.77

Total Return	(2.93	%)(B)	0.58%	73.01%	(14.11%)	(3.04%)	(1.48%)	6.21	%(B)	(11.85%)	45.50%	5.55%	11.18%	5.59%

Net Assets, End of Period (thousands)	$13,233,686		$14,344,438	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$28,801,834		$28,055,282	$33,385,041	$24,427,934	$26,592,058	$23,629,726
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.33%	0.42%	0.52%	0.53%	0.52%	0.15	%(C)	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31	%(C)	0.33%	0.42%	0.52%	0.53%	0.52%	0.15	%(C)	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	1.62%	1.94%	1.56%	1.26%	1.00%	1.70	%(C)	1.48%	1.34%	1.69%	1.72%	1.55%
Portfolio Turnover Rate	12	%(B)	23%	22%	18%	19%	27%	2	%(B)	5%	4%	3%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.01		$33.16	$22.79	$22.66	$21.25	$20.90	$22.25		$26.02	$17.00	$18.71	$18.40	$19.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.42	0.39	0.36	0.36	0.34	0.19		0.35	0.31	0.27	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38		(3.98)	10.35	0.60	1.65	0.53	0.05		(2.17)	9.00	(1.40)	0.72	(0.10)

Total from Investment Operations	1.61		(3.56)	10.74	0.96	2.01	0.87	0.24		(1.82)	9.31	(1.13)	1.00	0.16

Less Distributions:
Net Investment Income	(0.20)		(0.39)	(0.37)	(0.33)	(0.37)	(0.32)	(0.17)		(0.32)	(0.29)	(0.25)	(0.27)	(0.25)
Net Realized Gains	(0.79)		(1.20)	—	(0.50)	(0.23)	(0.20)	(0.73)		(1.63)	—	(0.33)	(0.42)	(0.67)

Total Distributions	(0.99)		(1.59)	(0.37)	(0.83)	(0.60)	(0.52)	(0.90)		(1.95)	(0.29)	(0.58)	(0.69)	(0.92)

Net Asset Value, End of Period	$28.63		$28.01	$33.16	$22.79	$22.66	$21.25	$21.59		$22.25	$26.02	$17.00	$18.71	$18.40

Total Return	5.85	%(B)	(11.19%)	47.35%	4.37%	9.78%	4.16%	1.03	%(B)	(7.42%)	54.98%	(6.12%)	5.92%	0.69%

Net Assets, End of Period (thousands)	$29,618,151		$29,273,947	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$4,232,041		$4,425,060	$5,182,775	$3,612,716	$4,583,612	$4,610,769
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28	%(C)	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18	%(C)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28	%(C)	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.41%	1.29%	1.63%	1.69%	1.53%	1.73	%(C)	1.49%	1.31%	1.59%	1.53%	1.35%
Portfolio Turnover Rate	2	%(B)	5%	5%	3%	6%	5%	4	%(B)	10%	10%	13%	6%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$41.06		$48.50	$31.00	$33.80	$35.02	$36.48	$24.45		$29.55	$18.19	$20.78	$21.88	$22.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.50	0.35	0.38	0.39	0.15		0.27	0.24	0.18	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.55)		(4.93)	17.50	(2.02)	(0.05)	(0.08)	(0.80)		(2.41)	11.37	(2.18)	(0.26)	0.12

Total from Investment Operations	(0.27)		(4.45)	18.00	(1.67)	0.33	0.31	(0.65)		(2.14)	11.61	(2.00)	(0.06)	0.29

Less Distributions:
Net Investment Income	(0.26)		(0.45)	(0.50)	(0.32)	(0.35)	(0.37)	(0.14)		(0.26)	(0.25)	(0.16)	(0.18)	(0.16)
Net Realized Gains	(1.56)		(2.54)	—	(0.81)	(1.20)	(1.40)	(0.93)		(2.70)	—	(0.43)	(0.86)	(1.01)

Total Distributions	(1.82)		(2.99)	(0.50)	(1.13)	(1.55)	(1.77)	(1.07)		(2.96)	(0.25)	(0.59)	(1.04)	(1.17)

Net Asset Value, End of Period	$38.97		$41.06	$48.50	$31.00	$33.80	$35.02	$22.73		$24.45	$29.55	$18.19	$20.78	$21.88

Total Return	(0.73	%)(B)	(9.62%)	58.30%	(5.08%)	1.41%	0.77%	(2.75	%)(B)	(7.93%)	64.00%	(9.87%)	0.24%	1.29%

Net Assets, End of Period (thousands)	$13,389,477		$13,883,602	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$6,240,530		$6,475,434	$7,453,865	$5,120,258	$6,351,299	$6,478,316
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41	%(C)	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.27	%(C)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41	%(C)	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.39	%(C)	1.12%	1.13%	1.15%	1.13%	1.06%	1.29	%(C)	1.08%	0.90%	1.00%	0.98%	0.74%
Portfolio Turnover Rate	8	%(B)	13%	12%	3%	8%	13%	11	%(B)	22%	20%	11%	15%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.23		$19.51	$14.61	$13.51	$11.85	$10.93	$38.39		$48.90	$34.21	$41.90	$34.14	$34.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.26	0.25	0.22	0.19	0.63		0.89	0.90	1.01	0.52 **	1.60
Net Gains (Losses) on Securities (Realized and Unrealized)	1.22		(1.91)	4.89	1.07	1.64	0.89	0.53		(10.10)	14.86	(7.77)	8.09 **	(0.69)

Total from Investment Operations	1.38		(1.62)	5.15	1.32	1.86	1.08	1.16		(9.21)	15.76	(6.76)	8.61	0.91

Less Distributions:
Net Investment Income	(0.13)		(0.27)	(0.25)	(0.22)	(0.20)	(0.16)	(0.87)		(0.79)	(0.95)	(0.87)	(0.85)	(1.65)
Net Realized Gains	(0.35)		(0.39)	—	—	—	—	(1.33)		(0.51)	(0.12)	(0.06)	—	(0.11)

Total Distributions	(0.48)		(0.66)	(0.25)	(0.22)	(0.20)	(0.16)	(2.20)		(1.30)	(1.07)	(0.93)	(0.85)	(1.76)

Net Asset Value, End of Period	$18.13		$17.23	$19.51	$14.61	$13.51	$11.85	$37.35		$38.39	$48.90	$34.21	$41.90	$34.14

Total Return	8.07	%(B)	(8.55%)	35.42%	9.90%	15.88%	9.88%	2.97	%(B)	(19.38%)	47.01%	(16.27%)	25.64%	2.63%

Net Assets, End of Period (thousands)	$4,645,744		$4,662,298	$5,835,637	$3,629,125	$1,703,302	$722,728	$7,635,411		$8,068,926	$11,215,098	$8,137,555	$10,671,437	$8,577,658
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.24%	0.25%	0.25%	0.25%	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.23%	0.24%	0.25%	0.25%	0.27%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.79	%(C)	1.61%	1.46%	1.76%	1.73%	1.58%	3.31	%(C)	1.96%	2.12%	2.73%	1.38%**	4.66%
Portfolio Turnover Rate	3	%(B)	20%	12%	0%	4%	7%	2	%(B)	3%	5%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2023, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/23
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

69

are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental

71

approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2023, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$1	$34	$294

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	$11,531	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	732	$4,917

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—

Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$3

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	2
U.S. Large Cap Value Portfolio	148
U.S. Targeted Value Portfolio	37
U.S. Small Cap Value Portfolio	152
U.S. Core Equity 1 Portfolio	33
U.S. Core Equity 2 Portfolio	47
U.S. Vector Equity Portfolio	32
U.S. Small Cap Portfolio	93
U.S. Micro Cap Portfolio	68
U.S. High Relative Profitability Portfolio	6
DFA Real Estate Securities Portfolio	40

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$14,433	$31,264	$11,646	$45,515
U.S. Large Cap Equity Portfolio	—	—	56,753	168,541
U.S. Targeted Value Portfolio	—	—	1,097,410	967,684
U.S. Small Cap Value Portfolio	—	—	1,662,892	2,042,354
U.S. Core Equity 1 Portfolio	—	—	583,095	1,170,960
U.S. Core Equity 2 Portfolio	—	—	491,697	1,516,210
U.S. Vector Equity Portfolio	—	—	160,921	344,978

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,124,413	$1,338,154
U.S. Micro Cap Portfolio	—	—	800,493	736,799
U.S. High Relative Profitability Portfolio	—	—	147,331	479,123
DFA Real Estate Securities Portfolio	—	—	147,007	581,398

There were no purchases or sales of long-term U.S. government securities by the Domestic Equity Portfolios.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$6,490	$21,670	$26,186	$(1)	$4	$1,977	171	$56	—

Total	$6,490	$21,670	$26,186	$(1)	$4	$1,977	171	$56	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,333	$48,524	$51,888	$(1)	$3	$3,971	343	$129	—

Total	$7,333	$48,524	$51,888	$(1)	$3	$3,971	343	$129	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$856,197	$3,720,005	$3,878,343	$(82)	$432	$698,209	60,362	$19,664	—

Total	$856,197	$3,720,005	$3,878,343	$(82)	$432	$698,209	60,362	$19,664	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$939,014	$4,119,153	$3,893,874	$77	$430	$1,164,800	100,700	$21,276	—

Total	$939,014	$4,119,153	$3,893,874	$77	$430	$1,164,800	100,700	$21,276	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,197,211	$3,396,797	$3,729,560	$101	$443	$864,992	74,781	$20,138	—

Total	$1,197,211	$3,396,797	$3,729,560	$101	$443	$864,992	74,781	$20,138	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,076,958	$3,506,166	$3,633,125	$(98)	$470	$950,371	82,162	$21,499	—

Total	$1,076,958	$3,506,166	$3,633,125	$(98)	$470	$950,371	82,162	$21,499	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$227,604	$1,248,727	$1,198,006	$(13)	$142	$278,454	24,073	$6,326	—

Total	$227,604	$1,248,727	$1,198,006	$(13)	$142	$278,454	24,073	$6,326	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,540,634	$4,130,655	$4,597,361	$(74)	$651	$1,074,505	92,894	$28,007	—

Total	$1,540,634	$4,130,655	$4,597,361	$(74)	$651	$1,074,505	92,894	$28,007	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$544,018	$2,231,095	$1,979,191	$(34)	$264	$796,152	68,830	$14,313	—

Total	$544,018	$2,231,095	$1,979,191	$(34)	$264	$796,152	68,830	$14,313	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$2,788	$167,627	$166,842	$7	$1	$3,581	310	—	—

Total	$2,788	$167,627	$166,842	$7	$1	$3,581	310	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$365,690	$549,904	$747,151	$(82)	$173	$168,534	14,570	$3,838	—

Total	$365,690	$549,904	$747,151	$(82)	$173	$168,534	14,570	$3,838	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2021	$13,853	$16,475	—	$30,328
2022	56,965	76,606	—	133,571
U.S. Large Cap Equity Portfolio
2021	27,774	—	—	27,774
2022	25,100	65,512	—	90,612
U.S. Large Cap Value Portfolio
2021	401,298	—	—	401,298
2022	452,232	665,497	—	1,117,729
U.S. Targeted Value Portfolio
2021	188,761	—	—	188,761
2022	248,278	726,722	—	975,000
U.S. Small Cap Value Portfolio
2021	282,350	—	—	282,350
2022	322,497	1,148,147	—	1,470,644
U.S. Core Equity 1 Portfolio
2021	396,375	—	—	396,375
2022	411,055	858,230	—	1,269,285
U.S. Core Equity 2 Portfolio
2021	403,126	—	—	403,126
2022	433,070	1,243,325	—	1,676,395
U.S. Vector Equity Portfolio
2021	59,880	—	—	59,880
2022	77,716	309,307	—	387,023
U.S. Small Cap Portfolio
2021	191,244	—	—	191,244
2022	153,059	848,752	—	1,001,811
U.S. Micro Cap Portfolio
2021	65,320	—	—	65,320
2022	67,157	674,741	—	741,898
U.S. High Relative Profitability Portfolio
2021	70,633	—	—	70,633
2022	83,850	110,031	—	193,881
DFA Real Estate Securities Portfolio
2021	222,133	28,472	—	250,605
2022	195,676	96,127	—	291,803

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(391)	—	$(391)
U.S. Large Cap Equity Portfolio	(2,217)	$(4,989)	(7,206)
U.S. Large Cap Value Portfolio	(48,533)	(19,035)	(67,568)
U.S. Targeted Value Portfolio	(6,887)	(53,342)	(60,229)
U.S. Small Cap Value Portfolio	(19,932)	(57,085)	(77,017)
U.S. Core Equity 1 Portfolio	(36,753)	(30,868)	(67,621)
U.S. Core Equity 2 Portfolio	(29,015)	(49,664)	(78,679)
U.S. Vector Equity Portfolio	(3,237)	(11,705)	(14,942)
U.S. Small Cap Portfolio	(9,371)	(51,542)	(60,913)
U.S. Micro Cap Portfolio	(4,621)	(18,795)	(23,416)
U.S. High Relative Profitability Portfolio	(7,544)	(12,049)	(19,593)
DFA Real Estate Securities Portfolio	(21,969)	(21,454)	(43,423)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$3,104	—	$(66,260)	$(10,917)	$(74,073)
U.S. Large Cap Equity Portfolio	—	$50,244	—	748,666	798,910
U.S. Large Cap Value Portfolio	—	566,416	—	8,753,023	9,319,439
U.S. Targeted Value Portfolio	—	428,661	—	3,758,950	4,187,611
U.S. Small Cap Value Portfolio	—	712,309	—	4,895,057	5,607,366
U.S. Core Equity 1 Portfolio	—	673,222	—	14,660,884	15,334,106
U.S. Core Equity 2 Portfolio	—	817,058	—	15,286,267	16,103,325
U.S. Vector Equity Portfolio	—	143,187	—	2,146,182	2,289,369
U.S. Small Cap Portfolio	—	525,081	—	5,998,924	6,524,005
U.S. Micro Cap Portfolio	—	245,316	—	2,662,679	2,907,995
U.S. High Relative Profitability Portfolio	—	91,499	—	922,203	1,013,702
DFA Real Estate Securities Portfolio	86,131	275,577	—	2,639,674	3,001,382

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$66,260	$66,260

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During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$217,511	$537	$(6,890)	$(6,353)
U.S. Large Cap Equity Portfolio	804,630	820,425	(20,122)	800,303
U.S. Large Cap Value Portfolio	14,292,189	8,461,803	—	8,461,803
U.S. Targeted Value Portfolio	9,184,116	3,621,723	(603,970)	3,017,753
U.S. Small Cap Value Portfolio	10,748,567	4,143,601	(453,613)	3,689,988
U.S. Core Equity 1 Portfolio	13,900,534	16,380,847	(679,120)	15,701,727
U.S. Core Equity 2 Portfolio	14,444,601	16,735,025	(670,412)	16,064,613
U.S. Vector Equity Portfolio	2,480,852	2,129,119	(107,504)	2,021,615
U.S. Small Cap Portfolio	9,322,630	5,572,498	(428,187)	5,144,311
U.S. Micro Cap Portfolio	4,842,466	2,411,536	(223,788)	2,187,748
U.S. High Relative Profitability Portfolio	3,434,392	1,358,120	(149,501)	1,208,619
DFA Real Estate Securities Portfolio	5,209,277	3,076,653	(429,030)	2,647,623

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$5,922	209	$15,262	517
Shares Issued in Lieu of Cash Distributions	1,404	50	5,129	176
Shares Redeemed	(4,210)	(151)	(54,316)	(1,784)

Net Increase (Decrease) — Class R1 Shares	$3,116	108	$(33,925)	(1,091)

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	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$10,995	394	$27,453	959
Shares Issued in Lieu of Cash Distributions	3,170	115	5,446	189
Shares Redeemed	(10,383)	(371)	(25,828)	(885)

Net Increase (Decrease) — Class R2 Shares	$3,782	138	$7,071	263

Institutional Class Shares
Shares Issued	$1,283,550	44,796	$2,649,180	91,779
Shares Issued in Lieu of Cash Distributions	479,865	17,249	924,844	31,929
Shares Redeemed	(1,334,795)	(47,244)	(3,288,905)	(113,379)

Net Increase (Decrease) — Institutional Class Shares	$428,620	14,801	$285,119	10,329

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$37,930	$240,332
U.S. Targeted Value Portfolio	—	111,613
U.S. Small Cap Value Portfolio	—	162,661
U.S. Core Equity 1 Portfolio	—	248,886
U.S. Core Equity 2 Portfolio	—	246,266
U.S. Vector Equity Portfolio	—	35,883
U.S. Small Cap Portfolio	—	129,557
U.S. Micro Cap Portfolio	—	66,421
U.S. High Relative Profitability Portfolio	—	33,351
DFA Real Estate Securities Portfolio	—	73,624

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$4,307	$232	$4,075
U.S. Targeted Value Portfolio	4,408	—	4,408
U.S. Small Cap Value Portfolio	6,682	—	6,682
U.S. Core Equity 1 Portfolio	11,637	—	11,637
U.S. Core Equity 2 Portfolio	11,850	—	11,850
U.S. Vector Equity Portfolio	1,754	—	1,754
U.S. Small Cap Portfolio	7,549	—	7,549
U.S. Micro Cap Portfolio	3,652	—	3,652
U.S. High Relative Profitability Portfolio	1,564	—	1,564
DFA Real Estate Securities Portfolio	3,486	—	3,486

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(58)	$(58)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(8,744)	$(539)	$(8,205)
U.S. Large Cap Equity Portfolio	19	—	19
U.S. Targeted Value Portfolio	2,549	—	2,549
U.S. Small Cap Value Portfolio	13,743	—	13,743
U.S. Core Equity 1 Portfolio	(5,052)	—	(5,052)
U.S. Core Equity 2 Portfolio	(1,231)	—	(1,231)
U.S. Vector Equity Portfolio	(1,242)	—	(1,242)
U.S. Small Cap Portfolio	4,578	—	4,578
U.S. Micro Cap Portfolio	(15)	—	(15)
U.S. High Relative Profitability Portfolio	(1,483)	—	(1,483)
DFA Real Estate Securities Portfolio	5,114	—	5,114

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$21,256	$(348)	$21,604
U.S. Targeted Value Portfolio	1,248	—	1,248
U.S. Small Cap Value Portfolio	(1,091)	—	(1,091)
U.S. Core Equity 1 Portfolio	20,253	—	20,253
U.S. Core Equity 2 Portfolio	16,313	—	16,313
U.S. Vector Equity Portfolio	2,864	—	2,864
U.S. Small Cap Portfolio	3,633	—	3,633
U.S. Micro Cap Portfolio	1,673	—	1,673
U.S. High Relative Profitability Portfolio	3,000	—	3,000
DFA Real Estate Securities Portfolio	766	—	766

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
Citibank, N.A.	$222	$222	$(24)	—	—	$198	$24	$24	$(24)	—	—	—
Morgan Stanley and Co. International	10	10	(10)	—	—	—	34	34	(10)	—	—	$24

Total	$232	$232	$(34)	—	—	$198	$58	$58	$(34)	—	—	$24

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Cap Equity Portfolio	4.81%	$3,285	18	$8	$9,186	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Cap Equity Portfolio	Borrower	4.94%	$30,782	1	$4	$30,782	—
U.S. High Relative Profitability Portfolio	Borrower	4.94%	31,711	3	13	31,711	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

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J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$14,095	$16,233	$5,413
U.S. Targeted Value Portfolio	171,781	45,394	6,522
U.S. Small Cap Value Portfolio	86,526	226,302	(1,368)
U.S. Core Equity 1 Portfolio	82,974	52,868	(6,657)
U.S. Core Equity 2 Portfolio	98,561	85,535	14,986
U.S. Vector Equity Portfolio	33,217	53,099	17,782
U.S. Small Cap Portfolio	52,751	154,338	33,001
U.S. Micro Cap Portfolio	39,576	98,518	(13,700)
U.S. High Relative Profitability Portfolio	71,040	39,539	(81)
DFA Real Estate Securities Portfolio	1,004	24,735	415

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousand):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$16,845
U.S. Targeted Value Portfolio	176,464
U.S. Small Cap Value Portfolio	246,796
U.S. Core Equity 1 Portfolio	188,614
U.S. Core Equity 2 Portfolio	319,690
U.S. Vector Equity Portfolio	49,674
U.S. Small Cap Portfolio	291,350
U.S. Micro Cap Portfolio	158,280
DFA Real Estate Securities Portfolio	18,184

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s

85

collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$1,976	—	—	—	$1,976
U.S. Large Cap Equity Portfolio Common Stocks	3,986	—	—	—	3,986

U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	698,600	—	—	—	698,600
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	1,164,846	—	—	—	1,164,846
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	865,393	—	—	—	865,393
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	950,878	—	—	—	950,878
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	278,539	—	—	—	278,539
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks,Rights/Warrants	1,075,144	—	—	—	1,075,144
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks,Rights/Warrants	796,328	—	—	—	796,328

86

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. High Relative Profitability Portfolio Common Stocks	$3,578	—	—	—	$3,578
DFA Real Estate Securities Portfolio Common Stocks	168,848	—	—	—	168,848

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the six months ended April 30, 2023, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Small Cap Value Portfolio	$73,233
U.S. Small Cap Portfolio	$750
U.S. Micro Cap Portfolio	$30,284

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

P. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

87

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	81%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	87%
U.S. Targeted Value Portfolio-Class R2	5	87%
U.S. Targeted Value Portfolio-Institutional Class	3	53%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	82%
U.S. Vector Equity Portfolio-Institutional Class	5	85%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	84%
DFA Real Estate Securities Portfolio-Institutional Class	3	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R1 shares and Class R2 shares collectively, (“Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$940.90	0.31%	$1.49

89

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.8%
Communications	1.7%
Consumer, Cyclical	4.0%
Consumer, Non-cyclical	7.0%
Energy	4.6%
Financials	30.0%
Foreign Government	2.9%
Industrials	4.3%
Supranational	2.1%
Technology	3.6%
U.S. Government	35.8%
Utilities	3.2%

100.0%

91

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (59.6%)
AUSTRALIA — (2.6%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,926,280
Bank of New Zealand
#Ω	3.500%, 02/20/24		5,250	5,176,784
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,189,406
Ω	4.625%,04/29/24		7,350	7,277,779
Macquarie Bank Ltd.
#Ω	2.300%, 01/22/25		2,390	2,287,388
Ω	3.231%, 03/21/25		12,425	12,113,976
Westpac Banking Corp.
	3.250%,11/16/23	AUD	10,000	6,585,118

TOTAL AUSTRALIA				39,556,731

CANADA — (6.9%)
Bank of Montreal
	2.500%, 06/28/24		3,000	2,905,162
	0.625%, 07/09/24		1,350	1,279,653
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
(r)	5.157%, 07/09/24		2,000	1,987,954
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,087,840
	0.650%, 07/31/24		600	566,745
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.219%, 07/31/24		1,000	994,249
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,062,694
Brookfield Finance, Inc.
	4.000%, 04/01/24		2,000	1,961,586
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,403,033
	1.000%, 10/18/24		5,000	4,717,315
	2.250%, 01/28/25		5,000	4,770,195
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	8,125,670
Enbridge, Inc.
	4.000%, 10/01/23		7,000	6,957,606
	2.500%, 01/15/25		2,000	1,921,828
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,847,089

		Face Amount^		Value†
		(000)
CANADA — (Continued)
National Bank of Canada
	0.750%, 08/06/24		9,350	$8,822,557
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,330,410
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,635,790
	0.650%, 07/29/24		1,750	1,657,516
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	5.199%, 07/29/24		7,750	7,694,751
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,891,207
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,243,532
	0.700%, 09/10/24		3,000	2,823,301

TOTAL CANADA				104,687,683

DENMARK — (0.5%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,074,158
	5.375%, 01/12/24		1,000	990,567

TOTAL DENMARK				7,064,725

FRANCE — (3.8%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,773,552
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,762,709
BPCE SA
	4.000%, 04/15/24		500	492,142
Ω	2.375%, 01/14/25		7,985	7,547,175
#	2.375%, 01/14/25		6,500	6,143,599
Credit Agricole SA
#Ω	3.875%, 04/15/24		3,550	3,491,241
	3.250%, 10/04/24		5,000	4,847,587
Societe Generale SA
Ω	3.875%, 03/28/24		9,500	9,293,780
Ω	2.625%, 01/22/25		1,840	1,731,766
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,854,476

TOTAL FRANCE				57,938,027

92

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
GERMANY — (3.5%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	$3,463,923
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,855,412
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,925,609
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.370%, 04/01/24		8,000	7,977,872
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,524,213
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,337,430
	1.500%, 07/24/24	AUD	8,800	5,668,190
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	10,014,803
Mercedes-Benz Finance North America LLC
Ω	2.125%, 03/10/25		9,560	9,096,199
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,566,735

TOTAL GERMANY				53,430,386

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,150	7,091,425
#	2.875%, 08/14/24		2,450	2,352,919
	3.500%, 01/15/25		3,000	2,874,116

TOTAL IRELAND				12,318,460

ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,621,920
	2.375%, 10/17/24		2,000	1,914,852

TOTAL ITALY				9,536,772

JAPAN — (4.9%)
American Honda Finance Corp.
#	3.550%, 01/12/24		3,000	2,971,180
	0.550%, 07/12/24		8,000	7,604,647
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		10,600	10,026,390
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,952,432

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	$7,958,916
	5.099%, 07/03/25		3,000	2,961,182
ORIX Corp.
	3.250%, 12/04/24		5,000	4,844,162
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,204,820
	2.348%, 01/15/25		5,500	5,228,690
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,343,478
#Ω	0.850%, 03/25/24		750	720,139
Ω	0.800%, 09/16/24		643	606,131
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,779,472
	0.625%, 09/13/24		2,000	1,894,009

TOTAL JAPAN				75,095,648

NETHERLANDS — (0.8%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,718,672
ING Groep NV
	3.550%, 04/09/24		5,000	4,899,665

TOTAL NETHERLANDS				11,618,337

NEW ZEALAND — (1.8%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	27,055,316
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	899,041

TOTAL NEW ZEALAND				27,954,357

SPAIN — (0.8%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,758,700
Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,867,931

TOTAL SPAIN				11,626,631

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	7,996,558
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,966,378
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	669,867

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	$670,028
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,574,379
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,997,210
	0.375%, 09/20/24		7,550	7,145,169

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,019,589

SWEDEN — (2.0%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,601,189
Svensk Exportkredit AB
#	0.625%, 10/07/24		5,600	5,296,032

TOTAL SWEDEN				29,897,221

SWITZERLAND — (0.2%)
UBS AG
#Ω	1.375%, 01/13/25		3,000	2,787,143

UNITED KINGDOM — (2.5%)
BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,408,892
CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	3,977,708
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,874,912
LSEGA Financing PLC
Ω	0.650%, 04/06/24		3,000	2,858,002
NatWest Markets PLC
Ω	2.375%, 05/21/23		1,900	1,896,351
Ω	0.800%, 08/12/24		12,000	11,325,247
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		658	641,622

TOTAL UNITED KINGDOM				37,982,734

UNITED STATES — (25.8%)
Aetna, Inc.
	3.500%, 11/15/24		1,600	1,560,928
Ally Financial, Inc.
	5.125%, 09/30/24		6,800	6,668,287
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,129,265

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Express Co.
2.250%, 03/04/25		10,000	$9,522,105
American Tower Corp.
3.375%, 05/15/24		1,900	1,858,123
4.000%, 06/01/25		3,500	3,437,482
Ameriprise Financial, Inc.
3.000%, 04/02/25		5,000	4,818,843
Apple, Inc.
3.350%, 01/10/24	AUD	1,500	987,882
Arizona Public Service Co.
3.350%, 06/15/24		4,328	4,236,238
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,458,391
Bank of America Corp.
4.125%, 01/22/24		5,000	4,957,543
Booking Holdings, Inc.
3.650%, 03/15/25		10,000	9,818,821
Boston Scientific Corp.
# 3.450%, 03/01/24		875	861,960
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24		8,000	7,901,193
Campbell Soup Co.
3.300%, 03/19/25		10,000	9,721,057
Capital One Financial Corp.
3.300%, 10/30/24		1,486	1,444,614
3.200%, 02/05/25		6,400	6,105,143
Cardinal Health, Inc.
3.079%, 06/15/24		9,750	9,522,665
Charles Schwab Corp.
0.750%, 03/18/24		4,385	4,195,101
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 5.320%, 03/18/24		3,073	3,040,705
Cigna Group
3.750%, 07/15/23		1,163	1,158,731
3.500%, 06/15/24		3,723	3,660,998
CNA Financial Corp.
7.250%, 11/15/23		1,390	1,397,633
3.950%, 05/15/24		2,000	1,968,921
Constellation Energy Generation LLC
3.250%, 06/01/25		14,900	14,327,143
Devon Energy Corp.
5.250%, 09/15/24		400	400,929
Discover Bank
2.450%, 09/12/24		3,900	3,707,248
Discover Financial Services
3.950%, 11/06/24		2,796	2,711,594
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		6,727	6,472,854

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Edison International
	3.550%, 11/15/24	3,000	$2,917,538
	4.950%, 04/15/25	6,920	6,899,071
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,944,070
	2.375%, 01/15/25	13,500	12,982,935
	Energy Transfer LP
	4.050%, 03/15/25	2,204	2,160,940
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,944,744
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,496,874
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,982,256
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,858,660
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	3,228	3,206,123
	Flex Ltd.
	4.750%, 06/15/25	1,000	986,205
	General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,993,209
	1.200%, 10/15/24	2,000	1,880,520
	3.800%, 04/07/25	3,500	3,400,049
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	2,000	1,955,369
	Gilead Sciences, Inc.
	3.500%, 02/01/25	7,885	7,742,011
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,284,485
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,992,238
	2.650%, 02/15/25	3,000	2,864,051
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,858,736
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,367,661
	International Business Machines Corp.
	3.625%, 02/12/24	1,750	1,730,607
	3.000%, 05/15/24	11,000	10,775,722
	John Deere Capital Corp.
	2.050%, 01/09/25	6,500	6,248,211
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	486,289
#	3.125%, 01/23/25	5,500	5,350,583

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Kemper Corp.
	4.350%, 02/15/25	7,500	$7,329,100
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	974,486
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,334,748
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	744,738
	Lazard Group LLC
	3.750%, 02/13/25	3,085	3,002,813
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,952,976
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	570,826
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,860,502
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,151,364
	MPLX LP
	4.875%, 12/01/24	3,750	3,735,607
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,966,392
	Oracle Corp.
	2.950%, 11/15/24	10,000	9,680,476
	2.500%, 04/01/25	3,600	3,437,154
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	2,022	2,012,055
	Phillips 66
	3.850%, 04/09/25	2,000	1,959,566
	Raytheon Technologies Corp.
	3.200%, 03/15/24	4,040	3,974,115
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,904,829
	Simon Property Group LP
	2.000%, 09/13/24	7,937	7,588,405
	Truist Financial Corp.
	2.500%, 08/01/24	280	269,211
	UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	11,861,900
	Ventas Realty LP
	2.650%, 01/15/25	1,000	950,223
	3.500%, 02/01/25	9,600	9,275,976
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.331%, 03/22/24	811	810,247
	Vornado Realty LP
#	3.500%, 01/15/25	2,265	2,119,948

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Waste Management, Inc.
#	2.400%, 05/15/23	2,207	$2,204,744
Wells Fargo & Co.
	3.300%, 09/09/24	10,000	9,779,772
	3.000%, 02/19/25	4,000	3,870,072
Welltower OP LLC
	4.500%, 01/15/24	8,500	8,418,073
Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,792,096
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	2,919,300

TOTAL UNITED STATES			391,813,268

TOTAL BONDS			905,327,712

U.S. TREASURY OBLIGATIONS — (35.5%)
U.S. Treasury Bills
~«∞	4.713%, 05/09/23	36,000	35,967,040
∞	4.446%, 06/22/23	50,000	49,651,347
∞	4.875%, 06/29/23	15,000	14,879,203
U.S. Treasury Notes
	0.125%, 08/15/23	35,500	34,992,461
~«	0.125%, 09/15/23	21,000	20,625,117
	0.500%, 11/30/23	46,000	44,835,625
	0.125%, 12/15/23	80,000	77,687,500
	0.750%, 12/31/23	80,000	77,815,625
~«	2.250%, 03/31/24	20,000	19,537,500
~«	0.375%, 04/15/24	17,000	16,297,422
~«	0.250%, 05/15/24	18,000	17,176,640
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.140, FRN, 5.271%, 10/31/24	85,000	85,097,179
(r)	3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	45,000	45,087,508

TOTAL U.S. TREASURY OBLIGATIONS			539,650,167

	Shares	Value
COMMERCIAL PAPER — (4.1%)
CANADA — (0.3%)
John Deere Canada ULC, 5.171%	5,000,000	$4,952,543

UNITED STATES — (3.8%)
Bayer Corp.	1,500,000	1,484,265
Duke Energy Corp.	8,500,000	8,443,847
Emerson Electric Co.	10,000,000	9,945,411
Mondelez International, Inc.	5,000,000	4,975,435
Parker-Hannifin Corp.	7,000,000	6,925,712
Sherwin-Williams Co.	8,000,000	7,963,883
Stanley Black & Decker, Inc.	8,000,000	7,972,635
Walt Disney Co.	10,000,000	9,923,860

TOTAL UNITED STATES		57,635,048

TOTAL COMMERCIAL PAPER		62,587,591

TOTAL INVESTMENT SECURITIES (Cost $1,550,661,851)		1,507,565,470

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,005,440	11,629,921

TOTAL INVESTMENTS — (100.0%) (Cost $1,562,291,322)		$1,519,195,391

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	45,294,566	USD	27,845,740	Citibank, N.A.	05/02/23	$164,425

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	28,233,385	NZD	45,294,566	State Street Bank and Trust	05/02/23	$223,220
USD	54,955,690	AUD	81,527,440	Citibank, N.A.	07/19/23	831,142

Total Appreciation						$1,218,787

USD	27,807,322	NZD	45,236,092	Citibank, N.A.	06/02/23	$(164,602)
USD	10,764,245	CAD	14,820,079	HSBC Bank	06/23/23	(185,606)

Total (Depreciation)						$(350,208)

Total Appreciation (Depreciation)						$868,579

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	96	07/14/23	$3,024,343	$2,808,000	$(216,343)
CBOT Soybean Futures	44	07/14/23	3,199,283	3,122,350	(76,933)
CBOT Soybean Meal Futures	42	07/14/23	1,900,747	1,816,080	(84,667)
CBOT Soybean Oil Futures	49	07/14/23	1,637,814	1,519,098	(118,716)
CBOT Wheat Futures	43	07/14/23	1,515,657	1,362,562	(153,095)
CME Lean Hogs Futures	31	07/17/23	1,156,311	1,161,570	5,259
CME Live Cattle Futures	30	08/31/23	1,965,887	1,965,300	(587)
COMEX Copper Futures	30	07/27/23	3,074,536	2,917,875	(156,661)
COMEX Gold 100 Troy Oz. Futures	45	08/29/23	9,082,042	9,082,350	308
COMEX Silver Futures	22	07/27/23	2,676,432	2,774,860	98,428
ICE Brent Crude Oil Futures	52	07/31/23	4,103,845	4,131,920	28,075
ICE Gasoil Futures	19	07/12/23	1,379,195	1,321,450	(57,745)
KCBT Hard Red Winter Wheat Futures	24	07/14/23	1,029,839	931,500	(98,339)
LME Lead Futures	19	07/17/23	1,011,717	1,020,775	9,058
LME Lead Futures	29	05/15/23	1,565,889	1,562,375	(3,514)
LME Nickel Futures	18	07/17/23	2,554,281	2,617,812	63,531
LME Nickel Futures	34	05/15/23	6,061,140	4,944,246	(1,116,894)
LME Primary Aluminum Futures	79	07/17/23	4,799,606	4,650,631	(148,975)
LME Primary Aluminum Futures	122	05/15/23	7,909,024	7,234,600	(674,424)
LME Zinc Futures	42	07/17/23	3,045,189	2,778,825	(266,364)
LME Zinc Futures	66	05/15/23	5,476,766	4,365,487	(1,111,279)
NYBOT CSC ’C’ Coffee Futures	27	07/19/23	1,700,088	1,882,744	182,656
NYBOT CSC No. 11 World Sugar Futures	69	06/30/23	1,651,294	2,036,328	385,034
NYBOT CTN No. 2 Cotton Futures	21	07/07/23	881,086	848,400	(32,686)
NYMEX Henry Hub Natural Gas Futures	133	06/28/23	3,501,887	3,428,740	(73,147)
NYMEX Light Sweet Crude Oil Futures	60	06/20/23	4,451,545	4,596,600	145,055
NYMEX NY Harbor ULSD Futures	10	06/30/23	1,043,227	1,000,398	(42,829)
NYMEX Reformulated Gasoline Blend Futures	13	06/30/23	1,372,548	1,358,448	(14,100)

Total			$82,771,218	$79,241,324	$(3,529,894)
Short Position contracts:
LME Lead Futures	(9)	07/17/23	(474,509)	(483,525)	(9,016)
LME Lead Futures	(29)	05/15/23	(1,540,673)	(1,562,375)	(21,702)
LME Nickel Futures	(34)	05/15/23	(5,038,250)	(4,944,245)	94,005
LME Nickel Futures	(9)	07/17/23	(1,282,441)	(1,308,906)	(26,465)
LME Primary Aluminum Futures	(122)	05/15/23	(7,294,477)	(7,234,600)	59,877
LME Primary Aluminum Futures	(38)	07/17/23	(2,220,119)	(2,237,013)	(16,894)
LME Zinc Futures	(66)	05/15/23	(4,860,727)	(4,365,487)	495,240

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
LME Zinc Futures	(20)	07/17/23	$(1,321,559)	$(1,323,250)	$(1,691)

Total			$(24,032,755)	$(23,459,401)	$573,354

Total Futures Contracts			$58,738,463	$55,781,923	$(2,956,540)

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty**	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	192,651,028	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	05/26/23	—	—	$(549,304)	$(549,304)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	305,971,162	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18	05/26/23	—	—	(1,246,493)	(1,246,493)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	332,789,587	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18	06/28/23	—	—	(5,457,249)	(5,457,249)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	202,091,238	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	06/28/23	—	—	(3,172,613)	(3,172,613)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	460,872,133	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	07/27/23	—	—	3,754,999	3,754,999

Total						—	—	$(6,670,660)	$(6,670,660)

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	As of April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***	Payments received (paid) by the Fund are exchanged at maturity.
(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$5,244,465
CBOT Corn Futures	5.03%	9,685,046
NYMEX Light Sweet Crude Oil Futures	8.20%	15,792,278
ICE Brent Crude Oil Futures	7.45%	14,356,316

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
NYBOT CTN No. 2 Cotton Futures	1.50%	2,887,113
COMEX Gold 100 Troy Oz. Futures	16.34%	31,488,112
COMEX Copper Futures	5.30%	10,215,057
NYMEX NY Harbor ULSD Futures	1.74%	3,360,363
NYBOT CSC ’C’ Coffee Futures	3.42%	6,592,940
KCBT Hard Red Winter Wheat Futures	1.67%	3,214,378
LME Primary Aluminum Futures	4.29%	8,259,587
CME Live Cattle Futures	3.53%	6,808,496
CME Lean Hogs Futures	2.07%	3,994,913
LME Lead Futures	0.93%	1,790,504
LME Nickel Futures	2.45%	4,718,275
LME Zinc Futures	2.59%	4,985,188
NYMEX Henry Hub Natural Gas Futures	6.15%	11,849,457
ICE Gasoil Futures	2.30%	4,432,276
CBOT Soybean Futures	5.61%	10,801,489
NYBOT CSC No. 11 World Sugar Futures	3.62%	6,975,950
COMEX Silver Futures	4.92%	9,482,143
CBOT Soybean Meal Futures	3.26%	6,273,674
CBOT Wheat Futures	2.43%	4,676,922
NYMEX Reformulated Gasoline Blend Futures	2.47%	4,766,087

Total Notional Amount		$192,651,028

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.77%	$8,472,222
CBOT Corn Futures	6.14%	18,787,516
NYMEX Light Sweet Crude Oil Futures	8.29%	25,365,826
ICE Brent Crude Oil Futures	7.61%	23,275,285
NYBOT CTN No. 2 Cotton Futures	1.21%	3,714,394
COMEX Gold 100 Troy Oz. Futures	13.10%	40,085,066
COMEX Copper Futures	5.37%	16,427,560
NYMEX NY Harbor ULSD Futures	1.76%	5,399,522
NYBOT CSC ’C’ Coffee Futures	4.16%	12,713,710
KCBT Hard Red Winter Wheat Futures	2.03%	6,197,936
LME Primary Aluminum Futures	3.48%	10,638,590
CME Live Cattle Futures	3.60%	11,005,291
CME Lean Hogs Futures	2.42%	7,398,040
LME Lead Futures	0.75%	2,301,623
LME Nickel Futures	1.98%	6,065,160
LME Zinc Futures	2.62%	8,007,606
NYMEX Henry Hub Natural Gas Futures	6.20%	18,985,149
ICE Gasoil Futures	2.34%	7,163,088
CBOT Soybean Futures	6.83%	20,904,077
NYBOT CSC No. 11 World Sugar Futures	4.40%	13,450,970
COMEX Silver Futures	3.98%	12,187,121
CBOT Soybean Meal Futures	4.00%	12,232,070
CBOT Wheat Futures	1.98%	6,061,810
NYMEX Reformulated Gasoline Blend Futures	2.98%	9,131,530

Total Notional Amount		$305,971,162

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.77%	$9,214,814
CBOT Corn Futures	6.14%	20,434,245
NYMEX Light Sweet Crude Oil Futures	8.29%	27,589,145
ICE Brent Crude Oil Futures	7.61%	25,315,368
NYBOT CTN No. 2 Cotton Futures	1.21%	4,039,961
COMEX Gold 100 Troy Oz. Futures	13.10%	43,598,529
COMEX Copper Futures	5.37%	17,867,439
NYMEX NY Harbor ULSD Futures	1.76%	5,872,790
NYBOT CSC ’C’ Coffee Futures	4.16%	13,828,069
KCBT Hard Red Winter Wheat Futures	2.03%	6,741,186
LME Primary Aluminum Futures	3.48%	11,571,065
CME Live Cattle Futures	3.60%	11,969,907
CME Lean Hogs Futures	2.42%	8,046,479
LME Lead Futures	0.75%	2,503,361
LME Nickel Futures	1.98%	6,596,773
LME Zinc Futures	2.62%	8,709,474
NYMEX Henry Hub Natural Gas Futures	6.20%	20,649,200
ICE Gasoil Futures	2.34%	7,790,934
CBOT Soybean Futures	6.83%	22,736,323
NYBOT CSC No. 11 World Sugar Futures	4.40%	14,629,950
COMEX Silver Futures	3.98%	13,255,324
CBOT Soybean Meal Futures	4.00%	13,304,213
CBOT Wheat Futures	1.98%	6,593,128
NYMEX Reformulated Gasoline Blend Futures	2.98%	9,931,910

Total Notional Amount		$332,789,587

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$5,501,453
CBOT Corn Futures	5.03%	10,159,629
NYMEX Light Sweet Crude Oil Futures	8.20%	16,566,125
ICE Brent Crude Oil Futures	7.45%	15,059,798
NYBOT CTN No. 2 Cotton Futures	1.50%	3,028,586
COMEX Gold 100 Troy Oz. Futures	16.34%	33,031,080
COMEX Copper Futures	5.30%	10,715,611
NYMEX NY Harbor ULSD Futures	1.74%	3,525,026
NYBOT CSC ’C’ Coffee Futures	3.42%	6,916,005
KCBT Hard Red Winter Wheat Futures	1.67%	3,371,887
LME Primary Aluminum Futures	4.29%	8,664,319
CME Live Cattle Futures	3.53%	7,142,123
CME Lean Hogs Futures	2.07%	4,190,670
LME Lead Futures	0.93%	1,878,241
LME Nickel Futures	2.45%	4,949,478
LME Zinc Futures	2.59%	5,229,470
NYMEX Henry Hub Natural Gas Futures	6.15%	12,430,100

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Gasoil Futures	2.30%	4,649,465
CBOT Soybean Futures	5.61%	11,330,779
NYBOT CSC No. 11 World Sugar Futures	3.62%	7,317,782
COMEX Silver Futures	4.92%	9,946,783
CBOT Soybean Meal Futures	3.26%	6,581,094
CBOT Wheat Futures	2.43%	4,906,099
NYMEX Reformulated Gasoline Blend Futures	2.47%	4,999,633

Total Notional Amount		$202,091,238

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$12,546,146
CBOT Corn Futures	5.03%	23,169,188
NYMEX Light Sweet Crude Oil Futures	8.20%	37,779,299
ICE Brent Crude Oil Futures	7.45%	34,344,099
NYBOT CTN No. 2 Cotton Futures	1.50%	6,906,737
COMEX Gold 100 Troy Oz. Futures	16.34%	75,327,878
COMEX Copper Futures	5.30%	24,437,114
NYMEX NY Harbor ULSD Futures	1.74%	8,038,876
NYBOT CSC ’C’ Coffee Futures	3.42%	15,772,053
KCBT Hard Red Winter Wheat Futures	1.67%	7,689,640
LME Primary Aluminum Futures	4.29%	19,759,112
CME Live Cattle Futures	3.53%	16,287,721
CME Lean Hogs Futures	2.07%	9,556,888
LME Lead Futures	0.93%	4,283,357
LME Nickel Futures	2.45%	11,287,361
LME Zinc Futures	2.59%	11,925,886
NYMEX Henry Hub Natural Gas Futures	6.15%	28,347,031
ICE Gasoil Futures	2.30%	10,603,174
CBOT Soybean Futures	5.61%	25,840,013
NYBOT CSC No. 11 World Sugar Futures	3.62%	16,688,314
COMEX Silver Futures	4.92%	22,683,790
CBOT Soybean Meal Futures	3.26%	15,008,284
CBOT Wheat Futures	2.43%	11,188,432
NYMEX Reformulated Gasoline Blend Futures	2.47%	11,401,739

Total Notional Amount		$460,872,133

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$39,556,731	—	$39,556,731
Canada	—	104,687,683	—	104,687,683
Denmark	—	7,064,725	—	7,064,725
France	—	57,938,027	—	57,938,027
Germany	—	53,430,386	—	53,430,386

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$12,318,460	—	$12,318,460
Italy	—	9,536,772	—	9,536,772
Japan	—	75,095,648	—	75,095,648
Netherlands	—	11,618,337	—	11,618,337
New Zealand	—	27,954,357	—	27,954,357
Spain	—	11,626,631	—	11,626,631
Supranational Organization Obligations	—	32,019,589	—	32,019,589
Sweden	—	29,897,221	—	29,897,221
Switzerland	—	2,787,143	—	2,787,143
United Kingdom	—	37,982,734	—	37,982,734
United States	—	391,813,268	—	391,813,268
U.S. Treasury Obligations	—	539,650,167	—	539,650,167
Commercial Paper	—	62,587,591	—	62,587,591
Securities Lending Collateral	—	11,629,921	—	11,629,921
Forward Currency Contracts**	—	868,579	—	868,579
Futures Contracts**	$(2,956,540)	—	—	(2,956,540)
Swap Agreements**	—	(6,670,660)	—	(6,670,660)

TOTAL	$(2,956,540)	$1,513,393,310	—	$1,510,436,770

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $11,416 of securities on loan)	$1,507,565
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $11,629)	11,630
Foreign Currencies at Value	12
Segregated Cash for Swaps Contracts	20,116
Cash	18,455
Receivables:
Dividends and Interest	8,899
Securities Lending Income	3
Fund Shares Sold	1,095
Unrealized Gain on Swap Contracts	3,755
Unrealized Gain on Forward Currency Contracts	1,219
Prepaid Expenses and Other Assets	108

Total Assets	1,572,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	11,653
Fund Shares Redeemed	3,912
Due to Advisor	372
Due to Broker	1
Futures Margin Variation	2,950
Unrealized Loss on Swap Contracts	10,426
Unrealized Loss on Forward Currency Contracts	350
Payable for Swap Contracts Payments	1,089
Accrued Expenses and Other Liabilities	124

Total Liabilities	30,877

NET ASSETS	$1,541,980

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	334,859,558

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.60

Investment Securities at Cost	$1,550,662

Foreign Currencies at Cost	$13

NET ASSETS CONSIST OF:
Paid-In Capital	$2,392,757
Total Distributable Earnings (Loss)	(850,777)

NET ASSETS	$1,541,980

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$23,256
Income from Securities Lending	30

Total Investment Income	23,286

Expenses
Investment Management Fees	2,830
Accounting & Transfer Agent Fees	128
Custodian Fees	40
Filing Fees	46
Shareholders’ Reports	27
Directors’/Trustees’ Fees & Expenses	7
Professional Fees	13
Other	36

Total Expenses	3,127

Fees Waived, Expenses Reimbursed by Advisor (Note D)	538
Fees Paid Indirectly (Note D)	10

Net Expenses	2,579

Net Investment Income (Loss)	20,707

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(13,964)
Futures	(9,531)
Swap Contracts	(117,682)
Foreign Currency Transactions	(72)
Forward Currency Contracts	(4,783)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,888
Affiliated Investment Companies Shares	7
Futures	(2,051)
Swap Contracts	(12,131)
Translation of Foreign Currency-Denominated Amounts	15
Forward Currency Contracts	478

Net Realized and Unrealized Gain (Loss)	(118,826)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(98,119)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,707	$22,136
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(13,964)	(44,736)
Affiliated Investment Companies Shares Sold	—	(5)
Futures	(9,531)	953
Swap Contracts	(117,682)	110,350
Foreign Currency Transactions	(72)	(22)
Forward Currency Contracts	(4,783)	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,888	(75,310)
Affiliated Investment Companies Shares	7	(6)
Futures	(2,051)	(1,625)
Swap Contracts	(12,131)	35,073
Translation of Foreign Currency-Denominated Amounts	15	(51)
Forward Currency Contracts	478	1,633

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,119)	70,006

Distributions:
Institutional Class Shares	(108,510)	(500,400)
Capital Share Transactions (1):
Shares Issued	352,170	967,055
Shares Issued in Lieu of Cash Distributions	99,561	476,866
Shares Redeemed	(393,211)	(1,089,224)

Net Increase (Decrease) from Capital Share Transactions	58,520	354,697

Total Increase (Decrease) in Net Assets	(148,109)	(75,697)
Net Assets
Beginning of Period	1,690,089	1,765,786

End of Period	$1,541,980	$1,690,089

(1) Shares Issued and Redeemed:
Shares Issued	72,477	173,638
Shares Issued in Lieu of Cash Distributions	19,872	104,431
Shares Redeemed	(80,484)	(198,205)

Net Increase (Decrease) from Shares Issued and Redeemed	11,865	79,864

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$5.23		$7.26	$5.00	$5.46	$5.68	$5.98

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.07	0.01	0.06	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		0.07	2.27	(0.46)	(0.22)	(0.25)

Total from Investment Operations	(0.28)		0.14	2.28	(0.40)	(0.11)	(0.15)

Less Distributions:
Net Investment Income	(0.35)		(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Total Distributions	(0.35)		(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Net Asset Value, End of Period	$4.60		$5.23	$7.26	$5.00	$5.46	$5.68

Total Return	(5.91	%)(B)	6.38%	45.67%	(7.41%)	(1.99%)	(2.43%)

Net Assets, End of Period (thousands)	$1,541,980		$1,690,089	$1,765,786	$1,096,427	$1,579,044	$1,995,988
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.30%	0.31%	0.33%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38	%(C)	0.38%	0.40%	0.41%	0.41%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	1.25%	0.24%	1.15%	1.99%	1.61%
Portfolio Turnover Rate	14	%(B)	134%	114%	71%	38%	78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

107

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

108

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2023, the Portfolio held a $340,362,720 investment in the Subsidiary, representing 22.07% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2023, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

109

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2023, approximately $538 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$10

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$8

F. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$202,095	$314,883	—	$204,971

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

110

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$17,837	$46,879	$53,093	—	$7	$11,630	1,005	$275	—

Total	$17,837	$46,879	$53,093	—	$7	$11,630	1,005	$275	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2021	$3,525	—	—	$3,525
2022	500,400	—	—	500,400

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(12,205)	—	$(12,205)

111

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$103,837	—	$(33,679)	$(714,299)	$(644,141)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$33,679	$33,679

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$3,679,893	$1,347	$(1,499,717)	$(1,498,370)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they

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were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$133,219	$136,684	$1,537,156

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$6,541	$1,219	$1,567	$3,755

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (4)	Commodity Futures Contracts *,(5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(15,299)	$(350)	$(4,523)	$(10,426)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(131,996)	$(4,783)	$(9,531)	$(117,682)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(13,704)	$478	$(2,051)	$(12,131)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Commodity Strategy Portfolio
HSBC Bank	—	—	—	—	—	—	$186	$186	—	—	—	$186
State Street Bank and Trust	$223	$223	—	—	—	$223	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	1,796	1,796	—	$(1,796)	—	—
Citibank, N.A.	996	996	$(996)	—	—	—	8,794	8,794	$(996)	(7,798)	—	—
UBS AG	3,755	3,755	—	—	—	3,755	—	—	—	—	—	—

Total	$4,974	$4,974	$(996)	—	—	$3,978	$10,776	$10,776	$(996)	$(9,594)	—	$186

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

J. Securities Lending:

As of April 30, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$11,653	—	—	—	$11,653

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

M. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,086.30	0.08%	$0.41
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.3%
Consumer Discretionary	9.9%
Consumer Staples	7.4%
Energy	4.7%
Financials	13.1%
Health Care	14.4%
Industrials	8.5%
Information Technology	25.7%
Materials	2.6%
Real Estate	2.5%
Utilities	2.9%

100.0%

122

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (8.2%)
* Alphabet, Inc., Class A	1,711,067	$183,665,932	1.8%
* Alphabet, Inc., Class C	1,491,659	161,427,337	1.6%
Comcast Corp., Class A	1,209,028	50,017,488	0.5%
* Meta Platforms, Inc., Class A	639,456	153,674,066	1.5%
* Netflix, Inc.	128,006	42,233,020	0.4%
Verizon Communications, Inc.	1,207,088	46,871,227	0.5%
* Walt Disney Co.	525,011	53,813,627	0.5%
Other Securities		137,113,804	1.4%

TOTAL COMMUNICATION SERVICES		828,816,501	8.2%

CONSUMER DISCRETIONARY — (9.8%)
* Amazon.com, Inc.	2,561,045	270,062,195	2.7%
Home Depot, Inc.	292,844	88,011,336	0.9%
McDonald’s Corp.	210,476	62,248,277	0.6%
NIKE, Inc., Class B	358,024	45,368,801	0.5%
* Tesla, Inc.	772,681	126,959,215	1.3%
Other Securities		397,110,370	3.9%

TOTAL CONSUMER DISCRETIONARY		989,760,194	9.9%

CONSUMER STAPLES — (7.3%)
Coca-Cola Co.	1,118,389	71,744,654	0.7%
Costco Wholesale Corp.	127,512	64,166,589	0.6%
PepsiCo, Inc.	395,751	75,544,909	0.8%
Philip Morris International, Inc.	445,426	44,529,237	0.4%
Procter & Gamble Co.	677,823	105,997,961	1.1%
Walmart, Inc.	402,990	60,839,400	0.6%
Other Securities		315,801,582	3.1%

TOTAL CONSUMER STAPLES		738,624,332	7.3%

ENERGY — (4.6%)
Chevron Corp.	511,146	86,168,993	0.9%
Exxon Mobil Corp.	1,183,091	140,006,989	1.4%
Other Securities		242,851,834	2.4%

TOTAL ENERGY		469,027,816	4.7%

FINANCIALS — (13.0%)
Bank of America Corp.	2,005,714	58,727,306	0.6%
* Berkshire Hathaway, Inc., Class B	517,611	170,061,094	1.7%
JPMorgan Chase & Co.	842,729	116,498,857	1.2%
Mastercard, Inc., Class A	242,424	92,128,393	0.9%
# Visa, Inc., Class A	466,870	108,654,655	1.1%
Wells Fargo & Co.	1,094,655	43,512,536	0.4%
Other Securities		721,487,907	7.2%

TOTAL FINANCIALS		1,311,070,748	13.1%

HEALTH CARE — (14.2%)
Abbott Laboratories	501,069	55,353,092	0.6%
AbbVie, Inc.	508,149	76,791,477	0.8%

123

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	610,737	$40,778,910	0.4%
Danaher Corp.	188,379	44,628,869	0.4%
Eli Lilly & Co.	226,605	89,703,855	0.9%
Johnson & Johnson	751,154	122,963,910	1.2%
Merck & Co., Inc.	728,509	84,120,934	0.8%
Pfizer, Inc.	1,613,054	62,731,670	0.6%
Thermo Fisher Scientific, Inc.	112,701	62,537,785	0.6%
UnitedHealth Group, Inc.	268,439	132,096,148	1.3%
Other Securities		670,726,864	6.8%

TOTAL HEALTH CARE		1,442,433,514	14.4%

INDUSTRIALS — (8.4%)
Raytheon Technologies Corp.	421,058	42,063,694	0.4%
Other Securities		808,662,236	8.1%

TOTAL INDUSTRIALS		850,725,930	8.5%

INFORMATION TECHNOLOGY — (25.5%)
Accenture PLC, Class A	180,985	50,728,286	0.5%
* Adobe, Inc.	131,571	49,675,947	0.5%
* Advanced Micro Devices, Inc.	463,215	41,397,525	0.4%
Apple, Inc.	4,272,183	724,904,011	7.2%
Broadcom, Inc.	120,077	75,228,240	0.8%
Cisco Systems, Inc.	1,180,585	55,782,641	0.6%
Microsoft Corp.	2,138,256	657,000,539	6.5%
NVIDIA Corp.	706,709	196,104,680	2.0%
Oracle Corp.	441,376	41,807,135	0.4%
* Salesforce, Inc.	287,378	57,007,174	0.6%
Texas Instruments, Inc.	260,454	43,547,909	0.4%
Other Securities		583,478,305	5.8%

TOTAL INFORMATION TECHNOLOGY		2,576,662,392	25.7%

MATERIALS — (2.6%)
Linde PLC	141,550	52,295,648	0.5%
Other Securities		207,873,155	2.1%

TOTAL MATERIALS		260,168,803	2.6%

REAL ESTATE — (2.5%)
Other Securities		254,035,849	2.5%

UTILITIES — (2.8%)
NextEra Energy, Inc.	571,058	43,760,174	0.4%
Other Securities		243,854,270	2.5%

TOTAL UTILITIES		287,614,444	2.9%

TOTAL COMMON STOCKS (Cost $2,747,029,122)		10,008,940,523	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	15,407,784	15,407,784	0.2%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	8,170,868	$94,512,427	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $2,856,935,735)		$10,118,860,734	100.9%

As of April 30, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	102	06/16/23	$21,190,816	$21,361,350	$170,534

Total Futures Contracts			$21,190,816	$21,361,350	$170,534

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$828,816,501	—	—	$828,816,501
Consumer Discretionary	989,760,194	—	—	989,760,194
Consumer Staples	738,624,332	—	—	738,624,332
Energy	469,027,816	—	—	469,027,816
Financials	1,311,070,748	—	—	1,311,070,748
Health Care	1,442,226,744	—	$206,770	1,442,433,514
Industrials	850,725,930	—	—	850,725,930
Information Technology	2,576,662,392	—	—	2,576,662,392
Materials	260,168,803	—	—	260,168,803
Real Estate	254,035,849	—	—	254,035,849
Utilities	287,614,444	—	—	287,614,444
Temporary Cash Investments	15,407,784	—	—	15,407,784
Securities Lending Collateral	—	$94,512,427	—	94,512,427
Futures Contracts**	170,534	—	—	170,534

TOTAL	$10,024,312,071	$94,512,427	$206,770^	$10,119,031,268

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

125

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $156,217 of securities on loan)	$10,008,941
Temporary Cash Investments at Value & Cost	15,408
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $94,499)	94,512
Segregated Cash for Futures Contracts	1,142
Receivables:
Investment Securities Sold	198
Dividends and Interest	8,054
Securities Lending Income	25
Fund Shares Sold	4,977
Futures Margin Variation	414
Prepaid Expenses and Other Assets	58

Total Assets	10,133,729

LIABILITIES:
Payables:
Upon Return of Securities Loaned	94,528
Fund Shares Redeemed	7,086
Due to Advisor	439
Accrued Expenses and Other Liabilities	627

Total Liabilities	102,680

NET ASSETS	$10,031,049

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,031,049 and shares outstanding of 352,744,975	$28.44

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,747,029

NET ASSETS CONSIST OF:
Paid-In Capital	$2,498,193
Total Distributable Earnings (Loss)	7,532,856

NET ASSETS	$10,031,049

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21)	$86,262
Income from Securities Lending	155

Total Investment Income	86,417

Fund Expenses
Investment Management Fees	2,913
Accounting & Transfer Agent Fees	832
S&P 500® Fees	54
Custodian Fees	53
Filing Fees	61
Shareholders’ Reports	64
Directors’/Trustees’ Fees & Expenses	39
Professional Fees	77
Other	128

Total Fund Expenses	4,221

Fees Waived, Expenses Reimbursed by Advisor (Note C)	336

Net Expenses	3,885

Net Investment Income (Loss)	82,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	271,659
Affiliated Investment Companies Shares Sold	71
Futures	2,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	458,353
Affiliated Investment Companies Shares	21
Futures	(217)

Net Realized and Unrealized Gain (Loss)	732,369

Net Increase (Decrease) in Net Assets Resulting from Operations	$814,901

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,532	$159,827
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	271,659	492,366
Affiliated Investment Companies Shares Sold	71	(19)
Futures	2,482	(10,134)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	458,353	(2,364,904)
Affiliated Investment Companies Shares	21	(9)
Futures	(217)	36

Net Increase (Decrease) in Net Assets Resulting from Operations	814,901	(1,722,837)

Distributions:
Institutional Class Shares	(497,114)	(792,204)
Capital Share Transactions (1):
Shares Issued	475,158	1,294,694
Shares Issued in Lieu of Cash Distributions	464,049	741,569
Shares Redeemed	(1,042,691)	(2,012,336)

Net Increase (Decrease) from Capital Share Transactions	(103,484)	23,927

Total Increase (Decrease) in Net Assets	214,303	(2,491,114)
Net Assets
Beginning of Period	9,816,746	12,307,860

End of Period	$10,031,049	$9,816,746

(1) Shares Issued and Redeemed:
Shares Issued	17,398	43,150
Shares Issued in Lieu of Cash Distributions	17,065	22,923
Shares Redeemed	(37,998)	(65,948)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,535)	125

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$27.55		$34.56	$25.10	$23.48	$21.06	$20.05

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.44	0.43	0.44	0.44	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08		(5.21)	10.09	1.77	2.50	1.05

Total from Investment Operations	2.31		(4.77)	10.52	2.21	2.94	1.46

Less Distributions:
Net Investment Income	(0.20)		(0.40)	(0.43)	(0.47)	(0.39)	(0.39)
Net Realized Gains	(1.22)		(1.84)	(0.63)	(0.12)	(0.13)	(0.06)

Total Distributions	(1.42)		(2.24)	(1.06)	(0.59)	(0.52)	(0.45)

Net Asset Value, End of Period	$28.44		$27.55	$34.56	$25.10	$23.48	$21.06

Total Return	8.63	%(B)	(14.71%)	42.87%	9.63%	14.29%	7.25%

Net Assets, End of Period (thousands)	$10,031,049		$9,816,746	$12,307,860	$9,562,761	$9,786,391	$8,517,069
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.09%	0.09%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.70	%(C)	1.46%	1.39%	1.83%	2.02%	1.90%
Portfolio Turnover Rate	1	%(B)	2%	4%	3%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

130

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

131

Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	—	$336	$2,438

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$112

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$56,866	$513,102

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$135,300	$553,433	$594,313	$71	$21	$94,512	8,171	$1,847	—

Total	$135,300	$553,433	$594,313	$71	$21	$94,512	8,171	$1,847	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2021	$159,251	$235,909	—	$395,160
2022	147,910	644,294	—	792,204

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(12,267)	$(25,689)	$(37,956)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	—	$426,910	—	$6,788,260	$7,215,170

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,872,227	$7,431,387	$(169,462)	$7,261,925

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$25,282

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
U.S. Large Company Portfolio	$171	$171

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$2,482	$2,482

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(217)	$(217)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

135

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Company Portfolio	5.08%	$5,699	35	$27	$20,341	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

I. Securities Lending:

As of April 30, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$63,734

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

136

securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$94,528	—	—	—	$94,528

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

137

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	69%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

138

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/22	04/30/23	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,026.60	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

139

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	9.0%
Consumer Discretionary	5.6%
Consumer Staples	5.0%
Energy	15.3%
Financials	19.9%
Health Care	15.5%
Industrials	12.6%
Information Technology	7.8%
Materials	8.6%
Real Estate	0.4%
Utilities	0.3%

100.0%

140

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
	AT&T, Inc.	18,009,033	$318,219,613	1.2%
	Comcast Corp., Class A	13,738,104	568,345,363	2.2%
*	Meta Platforms, Inc., Class A	1,308,997	314,578,159	1.2%
*	T-Mobile U.S., Inc.	1,545,488	222,395,723	0.8%
	Verizon Communications, Inc.	11,373,951	441,650,517	1.7%
*	Walt Disney Co.	1,947,638	199,632,895	0.8%
	Other Securities		302,391,373	1.0%

TOTAL COMMUNICATION SERVICES			2,367,213,643	8.9%

CONSUMER DISCRETIONARY — (5.5%)
#	DR Horton, Inc.	2,494,501	273,946,100	1.0%
	General Motors Co.	4,532,565	149,755,948	0.6%
	Other Securities		1,044,925,812	4.0%

TOTAL CONSUMER DISCRETIONARY			1,468,627,860	5.6%

CONSUMER STAPLES — (4.9%)
	General Mills, Inc.	2,002,753	177,503,998	0.7%
	Kroger Co.	3,346,505	162,740,538	0.6%
	Mondelez International, Inc., Class A	2,277,202	174,706,938	0.7%
	Other Securities		791,669,653	2.9%

TOTAL CONSUMER STAPLES			1,306,621,127	4.9%

ENERGY — (14.9%)
	Chevron Corp.	5,028,204	847,654,630	3.2%
	ConocoPhillips	4,333,458	445,869,494	1.7%
	Exxon Mobil Corp.	11,391,683	1,348,091,766	5.1%
	Marathon Petroleum Corp.	1,358,505	165,737,610	0.6%
	Other Securities		1,200,036,048	4.6%

TOTAL ENERGY			4,007,389,548	15.2%

FINANCIALS — (19.4%)
	Bank of America Corp.	10,884,314	318,692,714	1.2%
*	Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736	2.3%
	Capital One Financial Corp.	1,612,985	156,943,440	0.6%
	Goldman Sachs Group, Inc.	899,750	309,010,140	1.2%
	Hartford Financial Services Group, Inc.	2,136,542	151,673,117	0.6%
	JPMorgan Chase & Co.	6,443,887	890,802,939	3.4%
	Morgan Stanley	3,204,841	288,339,545	1.1%
	Travelers Cos., Inc.	964,321	174,677,106	0.7%
	Wells Fargo & Co.	6,446,522	256,249,249	1.0%
	Other Securities		2,038,911,346	7.6%

TOTAL FINANCIALS			5,196,283,332	19.7%

HEALTH CARE — (15.1%)
*	Biogen, Inc.	534,163	162,508,409	0.6%
	Bristol-Myers Squibb Co.	2,696,576	180,050,380	0.7%
	Cigna Group	998,289	252,856,621	1.0%
	CVS Health Corp.	3,233,170	237,023,693	0.9%

141

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	998,501	$236,554,872	0.9%
Elevance Health, Inc.	680,876	319,092,537	1.2%
Gilead Sciences, Inc.	2,211,205	181,783,163	0.7%
Humana, Inc.	413,521	219,368,755	0.8%
Laboratory Corp. of America Holdings	661,405	149,947,128	0.6%
Medtronic PLC	2,002,037	182,085,265	0.7%
Pfizer, Inc.	17,021,900	661,981,691	2.5%
Thermo Fisher Scientific, Inc.	629,158	349,119,774	1.3%
Other Securities		921,249,558	3.4%

TOTAL HEALTH CARE		4,053,621,846	15.3%

INDUSTRIALS — (12.3%)
Norfolk Southern Corp.	780,147	158,393,245	0.6%
PACCAR, Inc.	2,159,359	161,282,524	0.6%
Raytheon Technologies Corp.	1,693,410	169,171,659	0.6%
Republic Services, Inc.	1,829,777	264,622,350	1.0%
Other Securities		2,540,891,969	9.7%

TOTAL INDUSTRIALS		3,294,361,747	12.5%

INFORMATION TECHNOLOGY — (7.6%)
Analog Devices, Inc.	889,874	160,070,535	0.6%
HP, Inc.	9,328,511	277,150,062	1.1%
Intel Corp.	9,477,931	294,384,537	1.1%
Micron Technology, Inc.	3,670,413	236,227,781	0.9%
Other Securities		1,079,112,660	4.0%

TOTAL INFORMATION TECHNOLOGY		2,046,945,575	7.7%

MATERIALS — (8.4%)
Dow, Inc.	3,063,878	166,674,963	0.6%
Freeport-McMoRan, Inc.	4,809,107	182,313,246	0.7%
Linde PLC	775,637	286,559,090	1.1%
Nucor Corp.	1,985,067	294,147,228	1.1%
Steel Dynamics, Inc.	1,686,863	175,349,409	0.7%
Other Securities		1,156,087,505	4.3%

TOTAL MATERIALS		2,261,131,441	8.5%

REAL ESTATE — (0.4%)
Other Securities		106,352,805	0.4%

UTILITIES — (0.3%)
Other Securities		67,699,985	0.3%

TOTAL COMMON STOCKS (Cost $15,983,542,928)		26,176,248,909	99.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	216,153,325	216,153,325	0.8%

142

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	37,590,859	$434,813,470	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $16,634,453,077)		$26,827,215,704	101.5%

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $456,396 of securities on loan)	$26,176,249
Temporary Cash Investments at Value & Cost	216,153
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $434,757)	434,813
Segregated Cash for Futures Contracts	10,864
Receivables:
Investment Securities Sold	18,597
Dividends and Interest	38,921
Securities Lending Income	56
Futures Margin Variation	1,685
Prepaid Expenses and Other Assets	43

Total Assets	26,897,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	435,107
Investment Securities Purchased	22,512
Due to Advisor	2,162
Accrued Expenses and Other Liabilities	1,094

Total Liabilities	460,875

NET ASSETS	$26,436,506

Investment Securities at Cost	$15,983,543

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$341,666
Income from Securities Lending.	423

Total Investment Income	342,089

Expenses
Investment Management Fees	13,379
Accounting & Transfer Agent Fees	449
Custodian Fees	135
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	109
Professional Fees	158
Other	272

Total Expenses	14,517

Net Expenses	14,517

Net Investment Income (Loss)	327,572

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	688,563
Affiliated Investment Companies Shares Sold	4
Futures	(5,265)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(311,027)
Affiliated Investment Companies Shares	195
Futures	17,273

Net Realized and Unrealized Gain (Loss)	389,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$717,315

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$327,572	$616,764
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	688,563	753,310
Affiliated Investment Companies Shares Sold	4	(30)
Futures	(5,265)	(16,355)
Foreign Currency Transactions	—	(2)
In-Kind Redemptions	—	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(311,027)	(2,352,364)
Affiliated Investment Companies Shares	195	(147)
Futures	17,273	(16,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	717,315	(968,627)

Transactions in Interest:
Contributions	209,721	972,772
Withdrawals	(1,536,511)	(2,778,807)

Net Increase (Decrease) from Transactions in Interest	(1,326,790)	(1,806,035)

Total Increase (Decrease) in Net Assets	(609,475)	(2,774,662)
Net Assets
Beginning of Period	27,045,981	29,820,643

End of Period	$26,436,506	$27,045,981

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	2.66	%(B)	(3.45%)	48.85%	(11.42%)	7.15%	2.95%

Net Assets, End of Period (thousands)	$26,436,506		$27,045,981	$29,820,643	$22,154,405	$29,929,678	$29,242,795
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.45	%(C)	2.20%	1.92%	2.53%	2.50%	2.14%
Portfolio Turnover Rate	4	%(B)	10%	10%	4%	10%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$188

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,112,358	$2,092,629

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

Total	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,609,891	$10,874,305	$(681,543)	$10,192,762

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$190,476

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$9,607	$9,607

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(5,265)	$(5,265)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$17,273	$17,273

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$81,749	$157,058	$32,758

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$25,692

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$435,107	—	—	—	$435,107

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually

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or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

157

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

158

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

159

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

160

DFA043023-001SD 00286338

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,223.30	0.17%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,221.20	0.23%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,070.60	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,208.20	0.39%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,198.50	0.40%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,136.90	0.41%	$2.17
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,252.20	0.50%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,256.50	0.40%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,124.30	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,062.50	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,231.70	0.43%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,222.90	0.35%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,219.70	0.30%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,204.50	0.37%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,206.30	0.30%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,211.10	0.50%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,119.00	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,104.60	0.31%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,172.70	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,163.00	0.59%	$3.16
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,174.10	0.69%	$3.72
Institutional Class Shares	$1,000.00	$1,175.00	0.44%	$2.37
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.37	0.69%	$3.46
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,182.50	0.40%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,163.30	0.67%	$3.59
Hypothetical 5% Annual Return	$1,000.00	$1,021.47	0.67%	$3.36

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,120.70	0.43%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.2%
Consumer Discretionary	12.1%
Consumer Staples	9.4%
Energy	7.3%
Financials	17.9%
Health Care	10.2%
Industrials	16.3%
Information Technology	6.6%
Materials	10.4%
Real Estate	1.4%
Utilities	3.2%

100.0%

International Core Equity Portfolio
Communication Services	5.2%
Consumer Discretionary	12.9%
Consumer Staples	7.9%
Energy	7.5%
Financials	16.6%
Health Care	7.1%
Industrials	18.6%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.0%
Utilities	3.1%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities
Portfolio
Affiliated Investment Companies	35.7%
Real Estate	64.3%

100.0%

DFA International Small Cap Value
Portfolio
Communication Services	2.2%
Consumer Discretionary	12.2%
Consumer Staples	5.2%
Energy	7.6%
Financials	21.3%
Health Care	2.4%
Industrials	22.0%
Information Technology	3.6%
Materials	19.3%
Real Estate	3.4%
Utilities	0.8%

100.0%

International Vector Equity Portfolio
Communication Services	4.9%
Consumer Discretionary	12.3%
Consumer Staples	6.5%
Energy	7.5%
Financials	19.1%
Health Care	5.5%
Industrials	19.5%
Information Technology	6.3%
Materials	14.0%
Real Estate	2.4%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.8%
Consumer Discretionary	16.6%
Consumer Staples	9.3%
Energy	9.2%
Financials	4.2%
Health Care	12.3%
Industrials	17.4%
Information Technology	10.2%
Materials	11.1%
Real Estate	0.3%
Utilities	1.6%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	12.4%
Consumer Staples	7.4%
Energy	6.7%
Financials	16.5%
Health Care	6.7%
Industrials	16.1%
Information Technology	10.4%
Materials	12.6%
Real Estate	2.5%
Utilities	3.2%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	11.9%
Consumer Staples	5.1%
Energy	5.5%
Financials	17.2%
Health Care	4.4%
Industrials	20.6%
Information Technology	7.4%
Materials	18.2%
Real Estate	4.2%
Utilities	1.9%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.3%
Consumer Discretionary	11.3%
Consumer Staples	6.4%
Energy	5.2%
Financials	17.0%
Health Care	4.6%
Industrials	9.7%
Information Technology	19.6%
Materials	12.7%
Real Estate	3.1%
Utilities	3.1%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	4.2%
Consumer Discretionary	10.8%
Consumer Staples	5.0%
Energy	3.2%
Financials	17.1%
Health Care	6.1%
Industrials	15.0%
Information Technology	14.2%
Materials	15.9%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	5.1%
Consumer Discretionary	8.8%
Consumer Staples	6.5%
Energy	5.1%
Financials	18.7%
Health Care	3.9%
Industrials	10.1%
Information Technology	23.4%
Materials	13.5%
Real Estate	2.3%
Utilities	2.6%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
BHP Group Ltd., Class DI	697,375	$20,696,328	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,606,200	0.3%
Commonwealth Bank of Australia	355,286	23,511,440	0.4%
CSL Ltd.	98,386	19,641,450	0.4%
Other Securities		283,917,944	4.9%

TOTAL AUSTRALIA		365,373,362	6.4%

AUSTRIA — (0.2%)
Other Securities		11,744,839	0.2%

BELGIUM — (1.0%)
Other Securities		56,979,522	1.0%

CANADA — (9.8%)
Canadian Natural Resources Ltd.	352,595	21,497,717	0.4%
Royal Bank of Canada	218,606	21,703,283	0.4%
Royal Bank of Canada	206,240	20,481,694	0.4%
Toronto-Dominion Bank	286,785	17,387,775	0.3%
Other Securities		500,302,129	8.7%

TOTAL CANADA		581,372,598	10.2%

CHINA — (0.0%)
Other Security		298,809	0.0%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	461,515	76,775,028	1.4%
Novo Nordisk AS, Sponsored ADR	45,587	7,617,132	0.1%
Other Securities		72,363,478	1.3%

TOTAL DENMARK		156,755,638	2.8%

FINLAND — (1.1%)
Other Securities		67,249,746	1.2%

FRANCE — (10.1%)
Air Liquide SA	111,890	20,127,924	0.3%
# Airbus SE	172,375	24,138,478	0.4%
BNP Paribas SA	263,532	17,027,702	0.3%
Hermes International	9,337	20,271,331	0.4%
L’Oreal SA	60,975	29,140,988	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	77,326,587	1.4%
Orange SA	1,534,917	19,978,349	0.3%
Sanofi	216,767	23,360,608	0.4%
Schneider Electric SE	117,513	20,493,305	0.4%
TotalEnergies SE	919,458	58,753,284	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,207,957	0.0%
Vinci SA	172,447	21,330,179	0.4%
Other Securities		265,762,727	4.7%

TOTAL FRANCE		598,919,419	10.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
Allianz SE	112,391	$28,222,162	0.5%
Bayer AG	362,228	23,905,702	0.4%
Deutsche Telekom AG	1,271,712	30,663,235	0.5%
Mercedes-Benz Group AG	320,152	24,967,376	0.4%
SAP SE	154,573	20,916,220	0.4%
Siemens AG	171,082	28,199,841	0.5%
Other Securities		252,789,331	4.5%

TOTAL GERMANY		409,663,867	7.2%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	35,372,095	0.6%
Other Securities		89,419,796	1.6%

TOTAL HONG KONG		124,791,891	2.2%

IRELAND — (0.8%)
Other Securities		45,265,360	0.8%

ISRAEL — (0.6%)
Other Securities		34,790,833	0.6%

ITALY — (2.0%)
Other Securities		117,105,144	2.1%

JAPAN — (19.4%)
Hitachi Ltd.	304,915	16,866,256	0.3%
KDDI Corp.	559,200	17,457,179	0.3%
Keyence Corp.	41,604	18,761,576	0.3%
Sony Group Corp.	371,800	33,638,122	0.6%
Toyota Motor Corp.	2,420,615	33,235,102	0.6%
Other Securities		1,026,346,951	18.1%

TOTAL JAPAN.		1,146,305,186	20.2%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	19,590,956	0.3%
ASML Holding NV	82,305	52,416,762	0.9%
Other Securities		140,199,750	2.5%

TOTAL NETHERLANDS		212,207,468	3.7%

NEW ZEALAND — (0.3%)
Other Securities		19,072,469	0.3%

NORWAY — (0.8%)
Other Securities		43,855,944	0.8%

PORTUGAL — (0.2%)
Other Securities		12,868,334	0.2%

SINGAPORE — (1.0%)
Other Securities		60,527,477	1.1%

SPAIN — (2.1%)
Iberdrola SA	1,381,695	17,904,141	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$107,762,260	1.9%

TOTAL SPAIN		125,666,401	2.2%

SWEDEN — (2.6%)
Other Securities		154,447,246	2.7%

SWITZERLAND — (7.9%)
ABB Ltd.	487,512	17,586,320	0.3%
Cie Financiere Richemont SA, Class A	119,968	19,830,805	0.4%
Nestle SA	702,768	90,157,798	1.6%
Novartis AG	340,245	34,804,978	0.6%
Novartis AG, Sponsored ADR	195,278	20,029,664	0.4%
Roche Holding AG	7,438	2,517,030	0.0%
Roche Holding AG	205,381	64,313,036	1.1%
Zurich Insurance Group AG	37,235	18,057,195	0.3%
Other Securities		199,336,875	3.5%

TOTAL SWITZERLAND		466,633,701	8.2%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	18,624,205	0.3%
AstraZeneca PLC, Sponsored ADR	367,665	26,920,431	0.5%
BP PLC, Sponsored ADR	765,146	30,820,101	0.5%
# Diageo PLC, Sponsored ADR	105,239	19,521,834	0.3%
Glencore PLC	3,869,489	22,840,178	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	19,871,337	0.4%
Shell PLC	36,838	1,131,949	0.0%
Shell PLC, ADR	1,187,857	73,623,377	1.3%
# Unilever PLC, Sponsored ADR	358,803	19,924,331	0.4%
Other Securities		519,783,410	9.2%

TOTAL UNITED KINGDOM		753,061,153	13.3%

UNITED STATES — (0.2%)
Other Securities		10,004,300	0.2%

TOTAL COMMON STOCKS		5,574,960,707	98.1%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,606,821	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,951,623,177)		5,599,567,528

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	26,727,154	309,152,995	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,260,763,777)		$5,908,720,523	103.9%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	180	06/16/23	$36,235,908	$37,696,500	$1,460,592

Total Futures Contracts			$36,235,908	$37,696,500	$1,460,592

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,258,353	$346,115,009	—	$365,373,362
Austria	—	11,744,839	—	11,744,839
Belgium	655,129	56,324,393	—	56,979,522
Canada	578,665,906	2,706,692	—	581,372,598
China	—	298,809	—	298,809
Denmark	7,617,132	149,138,506	—	156,755,638
Finland	506,202	66,743,544	—	67,249,746
France	3,793,302	595,126,117	—	598,919,419
Germany	13,755,869	395,907,998	—	409,663,867
Hong Kong	—	124,791,891	—	124,791,891
Ireland	15,504,674	29,760,686	—	45,265,360
Israel	4,943,149	29,847,684	—	34,790,833
Italy	1,320,739	115,784,405	—	117,105,144
Japan	17,877,394	1,128,427,792	—	1,146,305,186
Netherlands	66,119,405	146,088,063	—	212,207,468
New Zealand	—	19,072,469	—	19,072,469
Norway	388,689	43,467,255	—	43,855,944
Portugal	—	12,868,334	—	12,868,334
Singapore	—	60,527,477	—	60,527,477
Spain	5,697,957	119,968,444	—	125,666,401
Sweden	—	154,447,246	—	154,447,246
Switzerland	53,468,660	413,165,041	—	466,633,701
United Kingdom	247,860,863	505,200,290	—	753,061,153
United States	88,435	9,915,865	—	10,004,300
Preferred Stocks
Germany	—	24,606,821	—	24,606,821
Securities Lending Collateral	—	309,152,995	—	309,152,995
Futures Contracts**	1,460,592	—	—	1,460,592

TOTAL	$1,038,982,450	$4,871,198,665	—	$5,910,181,115

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.1%)
BHP Group Ltd., Class DI	4,074,214	$120,912,378	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	75,773,294	0.3%
Commonwealth Bank of Australia	931,529	61,644,950	0.2%
Other Securities		1,677,935,699	5.4%

TOTAL AUSTRALIA		1,936,266,321	6.3%

AUSTRIA — (0.5%)
Other Securities		161,691,542	0.5%

BELGIUM — (1.2%)
Other Securities		372,328,183	1.2%

BRAZIL — (0.0%)
Other Security		387,066	0.0%

CANADA — (10.3%)
Bank of Montreal	902,389	81,386,464	0.3%
Canadian Natural Resources Ltd.	1,718,893	104,800,906	0.4%
National Bank of Canada	884,154	65,930,604	0.2%
# Royal Bank of Canada	732,219	72,694,968	0.3%
Royal Bank of Canada	1,213,029	120,465,910	0.4%
Suncor Energy, Inc.	2,892,169	90,582,733	0.3%
Teck Resources Ltd., Class B	1,726,482	80,454,061	0.3%
Other Securities		2,638,028,491	8.4%

TOTAL CANADA		3,254,344,137	10.6%

CHINA — (0.0%)
Other Securities		16,867,235	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	891,477	148,301,077	0.5%
Novo Nordisk AS, Sponsored ADR	595,283	99,465,836	0.3%
Other Securities		539,339,313	1.8%

TOTAL DENMARK		787,106,226	2.6%

FINLAND — (1.5%)
Other Securities		468,913,454	1.5%

FRANCE — (8.3%)
Cie de Saint-Gobain	1,220,836	70,679,938	0.2%
L’Oreal SA	167,437	80,020,987	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	238,969,752	0.8%
Orange SA	7,384,067	96,110,387	0.3%
TotalEnergies SE	4,096,102	261,740,554	0.9%
Vinci SA	743,118	91,917,167	0.3%
Other Securities		1,780,096,504	5.7%

TOTAL FRANCE		2,619,535,289	8.5%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.7%)
Allianz SE	418,132	$104,995,854	0.4%
BASF SE	1,352,506	69,957,203	0.2%
Bayer AG	1,586,763	104,720,460	0.4%
Deutsche Post AG	1,307,426	62,886,638	0.2%
Deutsche Telekom AG	6,078,458	146,562,416	0.5%
E.ON SE	5,231,935	69,206,703	0.2%
Mercedes-Benz Group AG	1,688,994	131,717,898	0.4%
Other Securities		1,445,470,248	4.7%

TOTAL GERMANY		2,135,517,420	7.0%

HONG KONG — (2.1%)
AIA Group Ltd.	11,640,800	126,734,221	0.4%
Other Securities		542,478,415	1.8%

TOTAL HONG KONG		669,212,636	2.2%

IRELAND — (0.8%)
Other Securities		261,713,342	0.8%

ISRAEL — (0.7%)
Other Securities		237,333,315	0.8%

ITALY — (2.6%)
Eni SpA	4,317,248	65,222,469	0.2%
# Stellantis NV	6,454,309	107,054,857	0.4%
Other Securities		657,342,694	2.1%

TOTAL ITALY.		829,620,020	2.7%

JAPAN — (20.5%)
Hitachi Ltd.	1,274,185	70,481,052	0.3%
KDDI Corp.	2,362,200	73,743,469	0.3%
Sony Group Corp.	1,141,000	103,230,492	0.4%
Toyota Motor Corp.	7,546,470	103,613,213	0.4%
Other Securities		6,144,624,847	19.8%

TOTAL JAPAN.		6,495,693,073	21.2%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	80,970,826	0.3%
ASML Holding NV	182,526	116,243,508	0.4%
Koninklijke Ahold Delhaize NV	2,259,011	77,675,296	0.3%
Other Securities		682,271,058	2.1%

TOTAL NETHERLANDS		957,160,688	3.1%

NEW ZEALAND — (0.3%)
Other Securities		103,275,095	0.3%

NORWAY — (0.8%)
Other Securities.		256,355,028	0.8%

PORTUGAL — (0.3%)
Other Securities		90,399,702	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$302,725,724	1.0%

SPAIN — (2.2%)
Repsol SA	4,909,248	72,115,382	0.3%
Telefonica SA	15,552,229	70,641,164	0.2%
Other Securities		554,996,889	1.8%

TOTAL SPAIN		697,753,435	2.3%

SWEDEN — (2.7%)
Volvo AB, Class B	2,990,796	61,492,861	0.2%
Other Securities		792,447,373	2.6%

TOTAL SWEDEN		853,940,234	2.8%

SWITZERLAND — (7.7%)
Nestle SA	2,387,647	306,310,185	1.0%
Novartis AG, Sponsored ADR	1,541,707	158,132,887	0.5%
Roche Holding AG	634,350	198,640,451	0.7%
Swisscom AG	101,477	69,669,075	0.2%
Other Securities		1,708,398,994	5.6%

TOTAL SWITZERLAND		2,441,151,592	8.0%

UNITED KINGDOM — (12.4%)
Anglo American PLC	2,478,239	76,364,867	0.3%
AstraZeneca PLC, Sponsored ADR	925,214	67,744,169	0.2%
BP PLC	11,071,577	74,279,148	0.3%
BP PLC, Sponsored ADR	3,594,991	144,806,237	0.5%
Glencore PLC	17,549,994	103,591,203	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	109,457,209	0.4%
# Rio Tinto PLC, Sponsored ADR	1,132,747	72,484,481	0.2%
Shell PLC	1,488,020	45,724,109	0.2%
Shell PLC, ADR	4,640,369	287,610,071	0.9%
Other Securities		2,961,990,661	9.6%

TOTAL UNITED KINGDOM		3,944,052,155	12.9%

UNITED STATES — (0.1%)
Other Securities		47,876,764	0.2%

TOTAL COMMON STOCKS		29,941,219,676	97.7%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		149,855,503	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		686	0.0%

FRANCE — (0.0%)
Other Security		148,597	0.0%

HONG KONG — (0.0%)
Other Security		185	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$6,931	0.0%

SPAIN — (0.0%)
Other Securities		234,529	0.0%

TOTAL RIGHTS/WARRANTS		390,928	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,623,655,810)		30,091,466,107

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	142,473,866	1,647,995,204	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $26,271,569,932)		$31,739,461,311	103.6%

As of April 30, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,272	06/16/23	$253,790,660	$266,388,600	$12,597,940

Total Futures Contracts			$253,790,660	$266,388,600	$12,597,940

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$96,792,691	$1,839,470,343	$3,287	$1,936,266,321
Austria	—	161,691,542	—	161,691,542
Belgium	11,218,322	361,109,861	—	372,328,183
Brazil	387,066	—	—	387,066
Canada	3,244,182,285	10,161,852	—	3,254,344,137
China	13,226,536	3,640,699	—	16,867,235
Denmark	99,465,836	687,640,390	—	787,106,226
Finland	10,501,175	458,412,279	—	468,913,454
France	32,096,978	2,587,438,311	—	2,619,535,289
Germany	41,473,751	2,094,043,669	—	2,135,517,420
Hong Kong	754,946	668,312,851	144,839	669,212,636
Ireland	59,295,567	202,417,775	—	261,713,342
Israel	24,139,907	213,193,408	—	237,333,315
Italy	8,284,541	821,335,479	—	829,620,020
Japan	107,697,992	6,387,995,081	—	6,495,693,073
Netherlands	182,918,914	774,241,774	—	957,160,688
New Zealand	277,931	102,997,164	—	103,275,095
Norway	1,696,728	254,658,300	—	256,355,028
Portugal	407,921	89,991,781	—	90,399,702

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$7,681	$302,337,686	$380,357	$302,725,724
Spain	13,361,433	684,392,002	—	697,753,435
Sweden	228,811	853,711,423	—	853,940,234
Switzerland	246,327,529	2,194,824,063	—	2,441,151,592
United Kingdom	906,290,138	3,037,761,818	199	3,944,052,155
United States	8,607,059	39,269,705	—	47,876,764
Preferred Stocks
Germany	—	149,855,503	—	149,855,503
Rights/Warrants
Australia	—	686	—	686
France	—	148,597	—	148,597
Hong Kong	—	185	—	185
Singapore	—	6,931	—	6,931
Spain	—	234,529	—	234,529
Securities Lending Collateral	—	1,647,995,204	—	1,647,995,204
Futures Contracts**	12,597,940	—	—	12,597,940

TOTAL	$5,122,239,678	$26,629,290,891	$528,682^	$31,752,059,251

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,295,440	$50,483,280
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,116,625
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,723,023
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,426,855
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,452,741
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,242,248
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,718,298

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,286,256)		$88,163,070

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,163,070	—	—	$88,163,070

TOTAL	$88,163,070	—	—	$88,163,070

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,488,258,221
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,621,587,997
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,369,116,078
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,247,608,396
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,067,592,165

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$10,794,162,857

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $97,013,421)	97,013,421	97,013,421

TOTAL INVESTMENTS — (100.0%) (Cost $9,932,714,725)		$10,891,176,278

As of April 30, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	465	06/16/23	$93,106,465	$97,382,625	$4,276,160

Total Futures Contracts			$93,106,465	$97,382,625	$4,276,160

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,794,162,857	—	—	$10,794,162,857
Temporary Cash Investments	97,013,421	—	—	97,013,421
Futures Contracts**	4,276,160	—	—	4,276,160

TOTAL	$10,895,452,438	—	—	$10,895,452,438

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$247,275,230

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$247,275,230

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$222,330,721

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$222,330,721

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,402,128

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,402,128

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$764,082,850

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$764,082,850

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (19.5%)
Charter Hall Group	5,341,108	$39,737,031	0.9%
# Dexus	12,198,885	63,226,639	1.3%
Goodman Group	19,150,708	246,883,846	5.3%
GPT Group	21,548,919	63,365,066	1.4%
Mirvac Group	44,317,742	71,148,841	1.5%
Scentre Group	58,189,728	111,671,594	2.4%
Stockland	26,974,468	79,962,449	1.7%
Vicinity Ltd.	43,444,382	60,733,921	1.3%
Other Securities		206,857,786	4.3%

TOTAL AUSTRALIA		943,587,173	20.1%

BELGIUM — (3.5%)
# Aedifica SA	435,586	36,385,319	0.8%
# Cofinimmo SA	340,987	32,576,075	0.7%
Warehouses De Pauw CVA	1,771,234	52,962,868	1.1%
Other Securities		46,433,442	1.0%

TOTAL BELGIUM		168,357,704	3.6%

CANADA — (5.0%)
Canadian Apartment Properties REIT	896,589	32,843,276	0.7%
Other Securities		207,212,559	4.4%

TOTAL CANADA		240,055,835	5.1%

CHINA — (0.2%)
Other Securities		8,071,233	0.2%

FRANCE — (5.2%)
# Covivio SA	530,963	30,190,015	0.6%
Gecina SA	499,004	55,550,434	1.2%
Klepierre SA	2,221,528	56,271,560	1.2%
#* Unibail-Rodamco-Westfield	1,101,160	59,050,814	1.3%
Other Securities		49,117,974	1.0%

TOTAL FRANCE		250,180,797	5.3%

GERMANY — (0.2%)
Other Security		8,590,072	0.2%

HONG KONG — (4.6%)
Link REIT	28,366,921	185,544,801	4.0%
Other Securities		34,771,044	0.7%

TOTAL HONG KONG		220,315,845	4.7%

IRELAND — (0.1%)
Other Security		6,213,780	0.1%

ITALY — (0.0%)
Other Security		2,293,010	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (24.3%)
Advance Residence Investment Corp.	14,980	$38,867,145	0.8%
Daiwa House REIT Investment Corp.	24,954	53,093,835	1.1%
GLP J-Reit	49,871	56,981,353	1.2%
Industrial & Infrastructure Fund Investment Corp.	22,171	25,408,332	0.5%
Invincible Investment Corp.	66,150	28,560,756	0.6%
Japan Hotel REIT Investment Corp.	50,504	28,534,411	0.6%
Japan Metropolitan Fund Invest	78,891	57,765,207	1.2%
Japan Real Estate Investment Corp.	13,937	55,223,951	1.2%
Nippon Accommodations Fund, Inc.	5,584	27,143,933	0.6%
Nippon Building Fund, Inc.	17,250	72,332,978	1.5%
Nippon Prologis REIT, Inc.	24,742	56,364,051	1.2%
Nomura Real Estate Master Fund, Inc.	46,823	54,787,864	1.2%
Orix JREIT, Inc.	29,613	38,280,477	0.8%
# Sekisui House Reit, Inc.	46,891	26,579,424	0.6%
United Urban Investment Corp.	33,288	36,960,302	0.8%
Other Securities		517,548,538	11.1%

TOTAL JAPAN		1,174,432,557	25.0%

MALAYSIA — (0.5%)
Other Securities		24,055,792	0.5%

MEXICO — (2.3%)
Fibra Uno Administracion SA de CV	32,500,086	44,847,028	1.0%
Other Securities		66,743,841	1.4%

TOTAL MEXICO		111,590,869	2.4%

NETHERLANDS — (1.0%)
#* Unibail-Rodamco-Westfield, CDI	6,456,966	17,455,214	0.4%
Other Securities		30,643,559	0.6%

TOTAL NETHERLANDS		48,098,773	1.0%

NEW ZEALAND — (1.3%)
Other Securities		61,403,783	1.3%

SINGAPORE — (11.0%)
CapitaLand Ascendas REIT	37,374,980	80,428,094	1.7%
CapitaLand Integrated Commercial Trust	58,564,311	89,424,085	1.9%
Frasers Logistics & Commercial Trust	32,631,133	33,118,613	0.7%
Mapletree Industrial Trust	22,697,458	40,574,366	0.9%
Mapletree Logistics Trust	37,649,347	49,270,520	1.1%
Mapletree Pan Asia Commercial Trust	26,050,406	34,507,637	0.7%
Suntec Real Estate Investment Trust	25,391,100	25,738,547	0.5%
Other Securities		177,625,858	3.8%

TOTAL SINGAPORE		530,687,720	11.3%

SOUTH AFRICA — (1.7%)
Other Securities		79,641,292	1.7%

SOUTH KOREA — (0.2%)
Other Securities		11,182,859	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,694,410	32,665,235	0.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$26,164,705	0.6%

TOTAL SPAIN		58,829,940	1.3%

TAIWAN — (0.3%)
Other Securities		14,665,036	0.3%

TURKEY — (0.3%)
Other Securities		16,810,923	0.4%

UNITED KINGDOM — (13.6%)
Big Yellow Group PLC	2,059,150	31,696,319	0.7%
British Land Co. PLC	10,134,704	51,061,075	1.1%
Derwent London PLC	1,160,255	35,028,179	0.7%
Land Securities Group PLC	8,116,674	68,876,710	1.5%
LondonMetric Property PLC	10,811,437	26,220,428	0.6%
Safestore Holdings PLC	2,506,000	31,238,109	0.7%
Segro PLC	13,665,831	143,872,841	3.1%
Tritax Big Box REIT PLC	21,441,201	41,890,861	0.9%
UNITE Group PLC	3,838,072	46,311,236	1.0%
Other Securities		181,926,173	3.7%

TOTAL UNITED KINGDOM		658,121,931	14.0%

TOTAL COMMON STOCKS (Cost $4,971,349,035)		4,637,186,924	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	16,705,651	193,234,263	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,164,557,245)		$4,830,421,187	102.8%

As of April 30, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	144	06/16/23	$29,731,018	$30,157,200	$426,182

Total Futures Contracts			$29,731,018	$30,157,200	$426,182

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$324,990	$943,262,183	—	$943,587,173
Belgium	—	168,357,704	—	168,357,704
Canada	240,055,835	—	—	240,055,835

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	—	$8,071,233	—	$8,071,233
France	—	250,180,797	—	250,180,797
Germany	—	8,590,072	—	8,590,072
Hong Kong	—	220,315,845	—	220,315,845
Ireland	—	6,213,780	—	6,213,780
Italy	—	2,293,010	—	2,293,010
Japan	—	1,174,432,557	—	1,174,432,557
Malaysia	—	24,055,792	—	24,055,792
Mexico	$111,590,869	—	—	111,590,869
Netherlands	—	48,098,773	—	48,098,773
New Zealand	—	61,403,783	—	61,403,783
Singapore	—	530,687,720	—	530,687,720
South Africa	—	79,641,292	—	79,641,292
South Korea	—	11,182,859	—	11,182,859
Spain	—	58,829,940	—	58,829,940
Taiwan	—	14,665,036	—	14,665,036
Turkey	—	16,810,923	—	16,810,923
United Kingdom	—	658,121,931	—	658,121,931
Securities Lending Collateral	—	193,234,263	—	193,234,263
Futures Contracts**	426,182	—	—	426,182

TOTAL	$352,397,876	$4,478,449,493	—	$4,830,847,369

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (63.0%)
UNITED STATES — (63.0%)
Agree Realty Corp.	388,869	$26,439,203	0.3%
Alexandria Real Estate Equities, Inc.	682,331	84,731,864	1.1%
American Homes 4 Rent, Class A	1,444,464	48,042,886	0.6%
American Tower Corp.	2,025,334	413,958,016	5.2%
Americold Realty Trust, Inc.	1,048,256	31,017,895	0.4%
Apartment Income REIT Corp.	705,929	26,105,256	0.3%
AvalonBay Communities, Inc.	606,180	109,336,687	1.4%
Boston Properties, Inc.	638,913	34,092,398	0.4%
Brixmor Property Group, Inc.	1,383,499	29,510,034	0.4%
Camden Property Trust	447,254	49,220,303	0.6%
Crown Castle, Inc.	1,919,358	236,253,776	3.0%
CubeSmart	994,485	45,239,123	0.6%
Digital Realty Trust, Inc.	1,294,053	128,305,335	1.6%
EastGroup Properties, Inc.	192,511	32,064,632	0.4%
Equinix, Inc.	406,569	294,388,482	3.7%
Equity LifeStyle Properties, Inc.	768,573	52,954,680	0.7%
Equity Residential	1,594,019	100,821,702	1.3%
Essex Property Trust, Inc.	278,559	61,207,769	0.8%
# Extra Space Storage, Inc.	598,237	90,955,953	1.1%
Federal Realty Investment Trust	340,631	33,685,000	0.4%
First Industrial Realty Trust, Inc.	590,328	30,974,510	0.4%
Gaming & Leisure Properties, Inc.	1,162,719	60,461,388	0.8%
Healthcare Realty Trust, Inc., Class A	1,770,994	35,030,261	0.4%
Healthpeak Properties, Inc.	2,431,366	53,417,111	0.7%
Host Hotels & Resorts, Inc.	3,072,957	49,689,715	0.6%
Invitation Homes, Inc.	2,726,922	90,997,382	1.1%
Iron Mountain, Inc.	1,291,525	71,343,841	0.9%
Kimco Realty Corp.	2,762,282	53,008,198	0.7%
Lamar Advertising Co., Class A	387,459	40,946,667	0.5%
Life Storage, Inc.	375,293	50,431,806	0.6%
# Medical Properties Trust, Inc.	2,806,625	24,614,101	0.3%
Mid-America Apartment Communities, Inc.	517,532	79,596,348	1.0%
National Retail Properties, Inc.	810,141	35,241,133	0.4%
# Omega Healthcare Investors, Inc.	1,092,658	29,239,533	0.4%
Prologis, Inc.	4,075,996	510,518,462	6.4%
Public Storage	699,382	206,198,795	2.6%
Realty Income Corp.	2,680,428	168,438,078	2.1%
Regency Centers Corp.	688,316	42,283,227	0.5%
Rexford Industrial Realty, Inc.	843,983	47,068,932	0.6%
SBA Communications Corp.	479,953	125,214,938	1.6%
Simon Property Group, Inc.	1,451,472	164,480,807	2.1%
STAG Industrial, Inc.	772,681	26,170,705	0.3%
Sun Communities, Inc.	535,677	74,421,606	0.9%
UDR, Inc.	1,474,492	60,940,754	0.8%
Ventas, Inc.	1,737,571	83,490,304	1.0%
VICI Properties, Inc.	4,369,899	148,314,356	1.9%
Welltower, Inc.	2,137,363	169,321,897	2.1%
WP Carey, Inc.	907,152	67,310,678	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities.		$604,655,853	7.4%

TOTAL UNITED STATES.		5,132,152,380	64.2%

TOTAL COMMON STOCKS		5,132,152,380	64.2%

		Value†
AFFILIATED INVESTMENT COMPANIES — (35.0%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	737,252,785	2,801,560,582	35.1%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,282,729	47,909,950	0.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		2,849,470,532	35.7%

TOTAL INVESTMENT SECURITIES (Cost $8,047,635,845)		7,981,622,912

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	14,331,867	165,776,705	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,213,383,304)		$8,147,399,617	102.0%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,132,152,380	—	—	$5,132,152,380
Affiliated Investment Companies	2,849,470,532	—	—	2,849,470,532
Securities Lending Collateral	—	$165,776,705	—	165,776,705

TOTAL	$7,981,622,912	$165,776,705	—	$8,147,399,617

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.8%)
Other Securities		$658,930,980	5.9%

AUSTRIA — (0.7%)
Other Securities		76,922,100	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	278,162	48,927,393	0.4%
Bekaert SA	847,612	39,459,807	0.4%
Euronav NV	2,417,622	41,415,834	0.4%
Other Securities		53,929,822	0.4%

TOTAL BELGIUM		183,732,856	1.6%

CANADA — (12.3%)
Alamos Gold, Inc., Class A	7,443,812	96,203,379	0.9%
B2Gold Corp	11,656,607	45,927,032	0.4%
Crescent Point Energy Corp.	6,229,675	46,072,512	0.4%
# Home Capital Group, Inc.	1,308,749	42,068,140	0.4%
Linamar Corp.	965,007	45,869,617	0.4%
* MEG Energy Corp.	4,540,351	75,602,700	0.7%
Other Securities		1,038,261,526	9.3%

TOTAL CANADA		1,390,004,906	12.5%

CHINA — (0.2%)
Other Securities		17,343,570	0.2%

DENMARK — (3.3%)
* Jyske Bank AS	1,132,114	82,773,241	0.7%
Sydbank AS	1,480,098	66,033,587	0.6%
Other Securities		226,092,688	2.1%

TOTAL DENMARK		374,899,516	3.4%

FINLAND — (2.1%)
Cargotec Oyj, Class B	933,302	51,573,680	0.5%
Kemira Oyj	2,771,507	48,617,124	0.4%
Other Securities		139,458,043	1.2%

TOTAL FINLAND		239,648,847	2.1%

FRANCE — (4.5%)
Elis SA	3,471,624	68,959,716	0.6%
Rexel SA	2,650,388	61,392,540	0.6%
SCOR SE	1,649,490	42,665,865	0.4%
Valeo	1,884,775	36,803,358	0.3%
Other Securities		300,064,332	2.7%

TOTAL FRANCE		509,885,811	4.6%

GERMANY — (5.3%)
* Aareal Bank AG	1,090,383	37,125,295	0.3%
Aurubis AG	569,774	53,454,635	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
K&S AG	3,131,304	$62,456,480	0.6%
thyssenkrupp AG	6,684,272	48,101,461	0.4%
Other Securities		400,163,739	3.6%

TOTAL GERMANY		601,301,610	5.4%

HONG KONG — (2.2%)
Other Securities		242,341,727	2.2%

IRELAND — (0.5%)
Bank of Ireland Group PLC	4,308,528	44,562,742	0.4%
Other Securities		13,258,644	0.1%

TOTAL IRELAND		57,821,386	0.5%

ISRAEL — (0.8%)
Other Securities		88,220,133	0.8%

ITALY — (4.6%)
Banca Popolare di Sondrio SPA	8,633,798	39,221,385	0.4%
# Banco BPM SpA	22,323,197	90,767,853	0.8%
Buzzi Unicem SpA	1,628,332	40,489,845	0.4%
Leonardo SpA	5,339,325	63,628,162	0.6%
Unipol Gruppo SpA	8,629,926	48,520,740	0.4%
Other Securities		230,829,294	2.0%

TOTAL ITALY		513,457,279	4.6%

JAPAN — (25.2%)
Other Securities		2,839,641,812	25.4%

NETHERLANDS — (2.4%)
APERAM SA	1,071,181	39,716,578	0.3%
ASR Nederland NV	1,543,908	67,905,149	0.6%
# SBM Offshore NV	4,336,093	61,288,990	0.5%
Ω Signify NV	1,625,614	54,289,709	0.5%
Other Securities		47,718,775	0.5%

TOTAL NETHERLANDS		270,919,201	2.4%

NEW ZEALAND — (0.2%)
Other Securities		26,142,476	0.2%

NORWAY — (1.0%)
Other Securities		111,340,790	1.0%

PORTUGAL — (0.3%)
Other Securities		33,093,287	0.3%

SINGAPORE — (0.7%)
Other Securities		83,120,616	0.7%

SPAIN — (2.7%)
Banco de Sabadell SA	96,417,560	100,486,012	0.9%
Bankinter SA	8,874,437	52,476,468	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$155,940,002	1.4%

TOTAL SPAIN		308,902,482	2.8%

SWEDEN — (2.4%)
Other Securities		274,043,846	2.5%

SWITZERLAND — (6.5%)
# Adecco Group AG	1,634,029	56,204,964	0.5%
Allreal Holding AG	215,585	38,257,507	0.4%
Baloise Holding AG	352,704	59,040,240	0.5%
Helvetia Holding AG	623,560	93,279,761	0.8%
Siegfried Holding AG	63,680	49,078,728	0.5%
Swiss Prime Site AG	679,052	61,467,527	0.6%
Other Securities		369,840,584	3.2%

TOTAL SWITZERLAND		727,169,311	6.5%

UNITED KINGDOM — (11.4%)
Balfour Beatty PLC	8,584,678	41,370,839	0.4%
Bellway PLC	1,945,791	58,995,324	0.5%
Centamin PLC	28,617,167	37,141,612	0.3%
Close Brothers Group PLC	3,494,218	39,939,134	0.4%
Grafton Group PLC	5,294,183	57,743,929	0.5%
* Marks & Spencer Group PLC	20,442,940	42,298,382	0.4%
Mediclinic International PLC	6,245,108	39,145,896	0.4%
Paragon Banking Group PLC	6,577,529	41,574,142	0.4%
Redrow PLC	6,974,382	45,470,064	0.4%
Travis Perkins PLC	4,008,215	48,373,777	0.4%
Vistry Group PLC	5,254,832	51,795,866	0.5%
Other Securities		783,523,804	6.9%

TOTAL UNITED KINGDOM		1,287,372,769	11.5%

UNITED STATES — (0.1%)
Other Securities		8,981,485	0.1%

TOTAL COMMON STOCKS		10,925,238,796	97.9%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		15,808,170	0.1%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		501,035	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,793,073,257)		10,941,548,001

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	29,660,619	343,084,375	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,136,113,013)		$11,284,632,376	101.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	500	06/16/23	$100,236,924	$104,712,500	$4,475,576

Total Futures Contracts			$100,236,924	$104,712,500	$4,475,576

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$658,930,980	—	$658,930,980
Austria	—	76,922,100	—	76,922,100
Belgium	—	183,732,856	—	183,732,856
Canada	$1,389,747,974	256,932	—	1,390,004,906
China	14,753,132	2,590,438	—	17,343,570
Denmark	—	374,899,516	—	374,899,516
Finland	—	239,648,847	—	239,648,847
France	—	509,885,811	—	509,885,811
Germany	—	601,301,610	—	601,301,610
Hong Kong	—	242,177,239	$164,488	242,341,727
Ireland	—	57,821,386	—	57,821,386
Israel	101,983	88,118,150	—	88,220,133
Italy	—	513,457,279	—	513,457,279
Japan	—	2,839,641,812	—	2,839,641,812
Netherlands	—	270,919,201	—	270,919,201
New Zealand	—	26,142,476	—	26,142,476
Norway	560,385	110,780,405	—	111,340,790
Portugal	—	33,093,287	—	33,093,287
Singapore	—	83,120,616	—	83,120,616
Spain	—	308,902,482	—	308,902,482
Sweden	516,684	273,527,162	—	274,043,846
Switzerland	—	727,169,311	—	727,169,311
United Kingdom	42,390	1,287,330,379	—	1,287,372,769
United States	6	8,981,479	—	8,981,485
Preferred Stocks
Germany	—	15,808,170	—	15,808,170
Rights/Warrants
France	—	501,035	—	501,035
Securities Lending Collateral	—	343,084,375	—	343,084,375
Futures Contracts**	4,475,576	—	—	4,475,576

TOTAL	$1,410,198,130	$9,878,745,334	$164,488^	$11,289,107,952

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (5.8%)
Other Securities		$200,650,691	6.0%

AUSTRIA — (0.7%)
Other Securities		22,317,349	0.7%

BELGIUM — (1.4%)
KBC Group NV	98,635	7,051,258	0.2%
Solvay SA	74,197	8,905,022	0.3%
Other Securities		33,051,504	1.0%

TOTAL BELGIUM		49,007,784	1.5%

CANADA — (10.2%)
ARC Resources Ltd.	457,247	5,679,937	0.2%
Bank of Montreal	71,894	6,484,120	0.2%
Fairfax Financial Holdings Ltd.	8,072	5,640,897	0.2%
Teck Resources Ltd., Class B	304,989	14,212,487	0.4%
Other Securities		320,415,613	9.6%

TOTAL CANADA		352,433,054	10.6%

CHINA — (0.1%)
Other Securities		1,793,466	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	47,591	7,916,970	0.3%
Other Securities		78,382,086	2.3%

TOTAL DENMARK		86,299,056	2.6%

FINLAND — (1.5%)
Other Securities		52,050,351	1.6%

FRANCE — (7.7%)
# AXA SA	180,809	5,901,639	0.2%
BNP Paribas SA	106,510	6,881,974	0.2%
# Bouygues SA	199,685	7,312,313	0.2%
Carrefour SA	319,239	6,640,365	0.2%
Cie de Saint-Gobain	139,932	8,101,322	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	9,132,328	0.3%
# Engie SA	355,688	5,692,533	0.2%
LVMH Moet Hennessy Louis Vuitton SE	6,314	6,073,318	0.2%
Orange SA	1,286,762	16,748,385	0.5%
Rexel SA	244,826	5,671,053	0.2%
TotalEnergies SE	402,956	25,748,853	0.8%
Other Securities		162,683,306	4.7%

TOTAL FRANCE		266,587,389	8.0%

GERMANY — (6.5%)
BASF SE	137,484	7,111,241	0.2%
Bayer AG	103,797	6,850,216	0.2%
Brenntag SE	76,762	6,256,458	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
*Ω Covestro AG	178,472	$7,829,646	0.3%
Deutsche Telekom AG	252,721	6,093,552	0.2%
HeidelbergCement AG	74,417	5,636,461	0.2%
Mercedes-Benz Group AG	126,187	9,840,820	0.3%
Other Securities		173,036,064	5.1%

TOTAL GERMANY		222,654,458	6.7%

HONG KONG — (2.0%)
Other Securities		69,755,470	2.1%

IRELAND — (0.7%)
Bank of Ireland Group PLC	648,419	6,706,540	0.2%
Other Securities		17,323,139	0.5%

TOTAL IRELAND		24,029,679	0.7%

ISRAEL — (0.8%)
Other Securities		27,104,315	0.8%

ITALY — (2.5%)
# Banco BPM SpA	1,560,523	6,345,208	0.2%
Other Securities		80,225,479	2.4%

TOTAL ITALY		86,570,687	2.6%

JAPAN — (21.6%)
ENEOS Holdings, Inc.	2,151,970	7,655,685	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,991,898	0.2%
Toyota Motor Corp.	430,090	5,905,146	0.2%
Other Securities		725,380,564	21.8%

TOTAL JAPAN		745,933,293	22.5%

NETHERLANDS — (3.1%)
Aegon NV	1,327,980	6,059,208	0.2%
ASR Nederland NV	149,446	6,573,029	0.2%
Koninklijke Ahold Delhaize NV	335,294	11,528,966	0.3%
Other Securities		82,588,544	2.5%

TOTAL NETHERLANDS		106,749,747	3.2%

NEW ZEALAND — (0.3%)
Other Securities		10,991,544	0.3%

NORWAY — (0.8%)
Other Securities		28,661,954	0.9%

PORTUGAL — (0.4%)
Other Securities		12,234,212	0.4%

SINGAPORE — (1.0%)
Other Securities		35,292,501	1.1%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	820,087	6,003,843	0.2%
# Banco Santander SA	1,654,793	5,813,415	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Repsol SA	825,552	$12,127,112	0.4%
Other Securities		54,089,255	1.6%

TOTAL SPAIN		78,033,625	2.4%

SWEDEN — (2.5%)
Other Securities		85,365,910	2.6%

SWITZERLAND — (8.0%)
Baloise Holding AG	34,694	5,807,539	0.2%
Cie Financiere Richemont SA, Class A	44,982	7,435,560	0.2%
Holcim AG	86,588	5,721,104	0.2%
Julius Baer Group Ltd.	127,245	9,117,891	0.3%
Nestle SA	126,847	16,273,146	0.5%
Novartis AG, Sponsored ADR	111,168	11,402,502	0.3%
# Swiss Life Holding AG	9,631	6,357,005	0.2%
Swiss Re AG	66,165	6,663,074	0.2%
Swisscom AG	16,235	11,146,146	0.3%
Zurich Insurance Group AG	14,535	7,048,780	0.2%
Other Securities		187,252,318	5.7%

TOTAL SWITZERLAND		274,225,065	8.3%

UNITED KINGDOM — (11.5%)
BP PLC	1,487,940	9,982,581	0.3%
BT Group PLC	4,467,397	8,922,695	0.3%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,565,777	0.4%
Shell PLC, ADR	407,802	25,275,568	0.8%
Other Securities.		340,656,598	10.2%

TOTAL UNITED KINGDOM		396,403,219	12.0%

UNITED STATES — (0.1%)
Other Securities		4,258,930	0.1%

TOTAL COMMON STOCKS		3,239,403,749	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		14,029,839	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		61	0.0%

CANADA — (0.0%)
Other Securities		49,695	0.0%

FRANCE — (0.0%)
Other Security		29,084	0.0%

SINGAPORE — (0.0%)
Other Securities		476	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Securities		$51,145	0.0%

TOTAL RIGHTS/WARRANTS		130,461	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,676,153,046)		3,253,564,049

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	16,761,682	193,882,372	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,870,032,324)		$3,447,446,421	104.0%

As of April 30, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	126	06/16/23	$25,229,182	$26,387,550	$1,158,368

Total Futures Contracts			$25,229,182	$26,387,550	$1,158,368

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,731,427	$195,907,547	$11,717	$200,650,691
Austria	—	22,317,349	—	22,317,349
Belgium	1,075,782	47,932,002	—	49,007,784
Canada	351,338,329	1,094,725	—	352,433,054
China	1,225,209	568,257	—	1,793,466
Denmark	—	86,299,056	—	86,299,056
Finland	—	52,050,351	—	52,050,351
France	394,335	266,193,054	—	266,587,389
Germany	6,409,557	216,244,901	—	222,654,458
Hong Kong	17,152	69,701,631	36,687	69,755,470
Ireland	4,989,728	19,039,951	—	24,029,679
Israel	2,134,924	24,969,391	—	27,104,315
Italy	2,396,781	84,173,906	—	86,570,687
Japan	9,326,386	736,606,907	—	745,933,293
Netherlands	13,048,542	93,701,205	—	106,749,747
New Zealand	12,245	10,979,299	—	10,991,544
Norway	563,402	28,098,552	—	28,661,954
Portugal	—	12,234,212	—	12,234,212
Singapore	16,658	35,275,843	—	35,292,501
Spain	2,516,622	75,517,003	—	78,033,625
Sweden	40,729	85,325,181	—	85,365,910
Switzerland	24,809,839	249,415,226	—	274,225,065

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$59,959,615	$336,443,604	—	$396,403,219
United States	1,234,569	3,024,361	—	4,258,930
Preferred Stocks
Germany	—	14,029,839	—	14,029,839
Rights/Warrants
Australia	—	61	—	61
Canada	—	49,695	—	49,695
France	—	29,084	—	29,084
Singapore	—	476	—	476
Spain	—	51,145	—	51,145
Securities Lending Collateral	—	193,882,372	—	193,882,372
Futures Contracts**	1,158,368	—	—	1,158,368

TOTAL	$487,400,199	$2,961,156,186	$48,404^	$3,448,604,789

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.2%)
AUSTRALIA — (6.7%)
BHP Group Ltd., Class DI	260,623	$7,734,632	0.4%
BHP Group Ltd., Class DI	242,244	7,131,550	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	25,965,556	1.5%
Rio Tinto Ltd.	109,286	8,196,954	0.5%
Wesfarmers Ltd.	247,354	8,556,816	0.5%
Other Securities		69,735,562	4.1%

TOTAL AUSTRALIA		127,321,070	7.4%

AUSTRIA — (0.2%)
Other Securities		3,368,965	0.2%

BELGIUM — (0.5%)
Other Securities		8,428,519	0.5%

CANADA — (9.2%)
Alimentation Couche-Tard, Inc.	184,394	9,203,028	0.5%
Canadian Natural Resources Ltd.	277,342	16,909,542	1.0%
Constellation Software, Inc.	4,441	8,692,278	0.5%
Suncor Energy, Inc.	311,402	9,753,111	0.6%
Other Securities		129,322,365	7.5%

TOTAL CANADA		173,880,324	10.1%

CHINA — (0.0%)
Other Security		101,452	0.0%

DENMARK — (3.5%)
Novo Nordisk AS, Class B	372,329	61,938,549	3.6%
Other Securities		4,934,386	0.3%

TOTAL DENMARK		66,872,935	3.9%

FINLAND — (1.2%)
Other Securities		21,852,765	1.3%

FRANCE — (9.4%)
# Airbus SE	114,996	16,103,428	0.9%
Hermes International	6,104	13,252,245	0.8%
Kering SA	19,489	12,480,107	0.7%
# LVMH Moet Hennessy Louis Vuitton SE	69,704	67,046,964	3.9%
TotalEnergies SE	540,916	34,564,484	2.0%
Other Securities		35,263,789	2.0%

TOTAL FRANCE		178,711,017	10.3%

GERMANY — (6.0%)
Bayer AG	221,721	14,632,762	0.8%
Deutsche Post AG	219,519	10,558,771	0.6%
Deutsche Telekom AG	866,133	20,884,005	1.2%
E.ON SE	921,447	12,188,666	0.7%
Mercedes-Benz Group AG	127,975	9,980,259	0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,095,090	2.7%

TOTAL GERMANY		114,339,553	6.6%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	278,737	11,572,296	0.7%
Other Securities		27,130,123	1.5%

TOTAL HONG KONG		38,702,419	2.2%

IRELAND — (0.5%)
Other Securities		9,786,568	0.6%

ISRAEL — (0.5%)
Other Securities		8,722,090	0.5%

ITALY — (1.7%)
Eni SpA	673,128	10,169,226	0.6%
# Stellantis NV	716,336	11,881,558	0.7%
Other Securities		10,645,903	0.6%

TOTAL ITALY		32,696,687	1.9%

JAPAN — (18.6%)
Fast Retailing Co. Ltd.	39,600	9,377,345	0.5%
Hitachi Ltd.	264,700	14,641,778	0.9%
Hoya Corp.	78,800	8,262,572	0.5%
KDDI Corp.	492,100	15,362,442	0.9%
Nintendo Co. Ltd.	265,000	11,203,503	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	9,944,732	0.6%
Sony Group Corp.	328,700	29,738,705	1.7%
Tokyo Electron Ltd.	99,100	11,347,494	0.7%
Other Securities		241,806,400	13.9%

TOTAL JAPAN		351,684,971	20.4%

NETHERLANDS — (3.2%)
ASML Holding NV	25,123	15,943,367	0.9%
ASML Holding NV	66,262	42,199,617	2.4%
Other Securities		3,211,169	0.2%

TOTAL NETHERLANDS		61,354,153	3.5%

NEW ZEALAND — (0.3%)
Other Securities		6,257,058	0.4%

NORWAY — (0.7%)
Equinor ASA	294,080	8,466,861	0.5%
Other Securities		4,753,541	0.3%

TOTAL NORWAY		13,220,402	0.8%

PORTUGAL — (0.1%)
Other Securities		2,565,308	0.1%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,546,888	0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (Continued)
Other Securities		$8,412,272	0.4%

TOTAL SINGAPORE		17,959,160	1.0%

SPAIN — (2.0%)
Repsol SA	593,804	8,722,803	0.5%
Telefonica SA	2,166,567	9,840,956	0.6%
Other Securities		18,518,381	1.0%

TOTAL SPAIN		37,082,140	2.1%

SWEDEN — (2.5%)
Atlas Copco AB, Class A	593,536	8,584,977	0.5%
Volvo AB, Class B	431,676	8,875,561	0.5%
Other Securities		30,196,293	1.8%

TOTAL SWEDEN		47,656,831	2.8%

SWITZERLAND — (6.7%)
# Roche Holding AG	8,192	2,772,185	0.2%
Roche Holding AG	183,630	57,501,925	3.3%
Sika AG	49,049	13,548,457	0.8%
Other Securities		53,270,073	3.0%

TOTAL SWITZERLAND		127,092,640	7.3%

UNITED KINGDOM — (12.9%)
Anglo American PLC	335,117	10,326,351	0.6%
Ashtead Group PLC	224,550	12,946,682	0.7%
BP PLC	165,519	1,110,466	0.1%
BP PLC, Sponsored ADR	487,517	19,637,185	1.1%
Diageo PLC	80,730	3,682,587	0.2%
# Diageo PLC, Sponsored ADR	106,135	19,688,042	1.1%
Glencore PLC	1,388,177	8,193,901	0.5%
GSK PLC	1,144,717	20,642,869	1.2%
Imperial Brands PLC	553,895	13,711,163	0.8%
RELX PLC, Sponsored ADR	334,644	11,080,063	0.6%
Rio Tinto PLC	94,176	5,986,991	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	16,092,717	0.9%
Unilever PLC	48,760	2,715,061	0.2%
Unilever PLC	62,170	3,462,697	0.2%
# Unilever PLC, Sponsored ADR	536,146	29,772,187	1.7%
Other Securities		65,065,364	3.9%

TOTAL UNITED KINGDOM		244,114,326	14.1%

UNITED STATES — (0.7%)
Ferguson PLC	94,077	13,292,925	0.8%

TOTAL COMMON STOCKS		1,707,064,278	98.8%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		9,604,300	0.6%

TOTAL INVESTMENT SECURITIES
(Cost $1,448,935,564)		1,716,668,578

SECURITIES LENDING COLLATERAL — (9.3%)
@§ The DFA Short Term Investment Fund	15,276,607	$176,704,508	10.2%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,625,616,233)		$1,893,373,086	109.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	3	06/16/23	$615,710	$628,275	$12,565

Total Futures Contracts			$615,710	$628,275	$12,565

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,965,556	$101,355,514	—	$127,321,070
Austria	—	3,368,965	—	3,368,965
Belgium	—	8,428,519	—	8,428,519
Canada	173,880,324	—	—	173,880,324
China	—	101,452	—	101,452
Denmark	—	66,872,935	—	66,872,935
Finland	—	21,852,765	—	21,852,765
France	2,676,527	176,034,490	—	178,711,017
Germany	—	114,339,553	—	114,339,553
Hong Kong	—	38,702,419	—	38,702,419
Ireland	4,084,282	5,702,286	—	9,786,568
Israel	687,721	8,034,369	—	8,722,090
Italy	5,083,230	27,613,457	—	32,696,687
Japan	—	351,684,971	—	351,684,971
Netherlands	42,199,617	19,154,536	—	61,354,153
New Zealand	—	6,257,058	—	6,257,058
Norway	—	13,220,402	—	13,220,402
Portugal	—	2,565,308	—	2,565,308
Singapore	—	17,959,160	—	17,959,160
Spain	—	37,082,140	—	37,082,140
Sweden	—	47,656,831	—	47,656,831
Switzerland	—	127,092,640	—	127,092,640
United Kingdom	96,270,194	147,844,132	—	244,114,326
United States	—	13,292,925	—	13,292,925

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$9,604,300	—	$9,604,300
Securities Lending Collateral	—	176,704,508	—	176,704,508
Futures Contracts**	$12,565	—	—	12,565

TOTAL	$350,860,016	$1,542,525,635	—	$1,893,385,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$156,077,880
Investment in Dimensional Emerging Markets Value Fund		76,408,631
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,035,538	21,218,175

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $216,766,646)		$253,704,686

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$253,704,686	—	—	$253,704,686

TOTAL	$253,704,686	—	—	$253,704,686

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
AUSTRALIA — (4.2%)
BHP Group Ltd., Class DI	352,621	$10,464,900	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,948,575	0.2%
Other Securities		143,104,833	3.8%

TOTAL AUSTRALIA		159,518,308	4.3%

AUSTRIA — (0.4%)
Other Securities		13,359,227	0.4%

BELGIUM — (0.8%)
Other Securities		30,151,777	0.8%

BRAZIL — (1.2%)
Vale SA	522,632	7,586,221	0.2%
Other Securities		38,181,612	1.0%

TOTAL BRAZIL		45,767,833	1.2%

CANADA — (7.1%)
Bank of Montreal	69,809	6,296,074	0.2%
# Canadian Natural Resources Ltd.	132,566	8,082,549	0.2%
Royal Bank of Canada	81,806	8,121,729	0.2%
Royal Bank of Canada	97,598	9,692,457	0.3%
Other Securities		238,523,703	6.4%

TOTAL CANADA		270,716,512	7.3%

CHILE — (0.1%)
Other Securities		5,491,744	0.2%

CHINA — (8.1%)
* Alibaba Group Holding Ltd.	1,099,900	11,629,927	0.3%
China Construction Bank Corp., Class H	11,532,000	7,709,442	0.2%
Tencent Holdings Ltd.	442,200	19,640,804	0.6%
Other Securities		269,792,885	7.3%

TOTAL CHINA		308,773,058	8.4%

COLOMBIA — (0.0%)
Other Securities		965,495	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities.		1,615,466	0.0%

DENMARK — (1.8%)
Novo Nordisk AS, Class B	142,160	23,648,934	0.7%
Other Securities		44,701,264	1.2%

TOTAL DENMARK		68,350,198	1.9%

EGYPT — (0.0%)
Other Securities		153,170	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$38,031,808	1.0%
FRANCE — (5.8%)
# Airbus SE	43,814	6,135,480	0.2%
# L’Oreal SA	15,803	7,552,522	0.2%
# LVMH Moet Hennessy Louis Vuitton SE	21,810	20,978,628	0.6%
Orange SA	575,945	7,496,451	0.2%
TotalEnergies SE	355,054	22,687,919	0.6%
# Vinci SA	66,104	8,176,484	0.2%
Other Securities		146,949,272	4.0%

TOTAL FRANCE		219,976,756	6.0%

GERMANY — (4.6%)
Allianz SE	26,533	6,662,621	0.2%
BASF SE	113,595	5,875,603	0.2%
Bayer AG	139,798	9,226,148	0.3%
Deutsche Post AG	121,510	5,844,580	0.2%
Deutsche Telekom AG	482,206	11,626,843	0.3%
E.ON SE	514,059	6,799,841	0.2%
Mercedes-Benz Group AG	117,589	9,170,297	0.3%
Other Securities		119,069,964	3.0%

TOTAL GERMANY		174,275,897	4.7%

GREECE — (0.1%)
Other Securities		3,726,607	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	833,400	9,073,285	0.3%
Other Securities		44,836,541	1.2%

TOTAL HONG KONG		53,909,826	1.5%

HUNGARY — (0.1%)
Other Securities		2,216,601	0.1%

INDIA — (4.8%)
Reliance Industries Ltd.	235,961	7,005,631	0.2%
Other Securities		176,805,233	4.8%

TOTAL INDIA		183,810,864	5.0%

INDONESIA — (0.6%)
Other Securities		22,469,756	0.6%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	154,276	7,482,386	0.2%
Other Securities		13,817,816	0.4%

TOTAL IRELAND		21,300,202	0.6%

ISRAEL — (0.5%)
Other Securities		20,015,681	0.5%

ITALY — (1.8%)
Eni SpA	388,066	5,862,675	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
# Stellantis NV	453,110	$7,515,541	0.2%
Other Securities		55,243,069	1.5%

TOTAL ITALY		68,621,285	1.9%

JAPAN — (14.1%)
Hitachi Ltd.	107,200	5,929,727	0.2%
Sony Group Corp.	104,000	9,409,265	0.3%
Toyota Motor Corp.	862,315	11,839,605	0.3%
Other Securities		510,229,152	13.8%

TOTAL JAPAN		537,407,749	14.6%

KUWAIT — (0.0%)
Other Securities		393,944	0.0%

MALAYSIA — (0.5%)
Other Securities		18,618,830	0.5%

MEXICO — (0.8%)
Other Securities		29,777,539	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	13,125,685	0.4%
Koninklijke Ahold Delhaize NV	213,650	7,346,271	0.2%
Wolters Kluwer NV	45,271	5,998,122	0.2%
Other Securities		54,801,497	1.4%

TOTAL NETHERLANDS		81,271,575	2.2%

NEW ZEALAND — (0.2%)
Other Securities		8,750,111	0.2%

NORWAY — (0.6%)
Other Securities		22,381,352	0.6%

PERU — (0.0%)
Other Securities		415,248	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,991,893	0.2%

POLAND — (0.3%)
Other Securities		10,905,828	0.3%

PORTUGAL — (0.2%)
Other Securities		7,357,201	0.2%

QATAR — (0.3%)
Other Securities		9,636,086	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		36,636,352	1.0%

SINGAPORE — (0.7%)
Other Securities		25,838,961	0.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.2%)
Other Securities		$44,558,656	1.2%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	32,549,979	0.9%
Other Securities		106,011,209	2.9%

TOTAL SOUTH KOREA		138,561,188	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,815,799	0.2%
Telefonica SA	1,306,498	5,934,362	0.2%
Other Securities		46,978,251	1.2%

TOTAL SPAIN		58,728,412	1.6%

SWEDEN — (1.9%)
Other Securities		72,248,164	2.0%

SWITZERLAND — (5.4%)
ABB Ltd.	163,476	5,897,170	0.2%
Nestle SA	181,108	23,234,266	0.6%
Novartis AG	88,289	9,031,424	0.3%
Novartis AG, Sponsored ADR	59,410	6,093,684	0.2%
Roche Holding AG	58,789	18,409,196	0.5%
Other Securities		141,184,751	3.7%

TOTAL SWITZERLAND		203,850,491	5.5%

TAIWAN — (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,159,444	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	10,905,807	0.3%
Other Securities		167,534,760	4.6%

TOTAL TAIWAN		197,600,011	5.4%

THAILAND — (0.7%)
Other Securities		25,344,947	0.7%

TURKEY — (0.3%)
Other Securities		9,764,081	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		14,584,438	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	396,055	15,953,095	0.4%
Glencore PLC	1,482,781	8,752,314	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,315,509	0.2%
Rio Tinto PLC, Sponsored ADR	158,523	10,143,887	0.3%
Shell PLC, ADR	433,805	26,887,234	0.7%
Other Securities		254,552,055	6.9%

TOTAL UNITED KINGDOM		324,604,094	8.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$4,391,958	0.1%

TOTAL COMMON STOCKS		3,605,837,180	97.9%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		10,251	0.0%

TOTAL MUTUAL FUNDS		10,251	0.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Other Securities		10,294,623	0.3%

CHILE — (0.0%)
Other Securities		239,497	0.0%

COLOMBIA — (0.0%)
Other Securities		96,160	0.0%

GERMANY — (0.3%)
Other Securities		12,039,314	0.3%

INDIA — (0.0%)
Other Security		79,809	0.0%

PHILIPPINES — (0.0%)
Other Security		38,461	0.0%

TOTAL PREFERRED STOCKS		22,787,864	0.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,635	0.0%

FRANCE — (0.0%)
Other Security		12,143	0.0%

SINGAPORE — (0.0%)
Other Securities		709	0.0%

SPAIN — (0.0%)
Other Securities		23,752	0.0%

TAIWAN — (0.0%)
Other Securities		6,991	0.0%

THAILAND — (0.0%)
Other Securities		934	0.0%

TOTAL RIGHTS/WARRANTS		52,164	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $3,119,553,469)		3,628,687,459

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	15,039,823	$173,965,636	4.7%

TOTAL INVESTMENTS—(100.0%)
(Cost $3,293,520,061)		$3,802,653,095	103.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	165	06/16/23	$33,050,716	$34,555,125	$1,504,409

Total Futures Contracts			$33,050,716	$34,555,125	$1,504,409

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,197,019	$152,320,043	$1,246	$159,518,308
Austria	—	13,359,227	—	13,359,227
Belgium	829,469	29,322,308	—	30,151,777
Brazil	45,464,578	303,255	—	45,767,833
Canada	269,937,816	778,696	—	270,716,512
Chile	1,009,981	4,481,763	—	5,491,744
China	22,421,092	285,758,935	593,031	308,773,058
Colombia	927,960	37,535	—	965,495
Czech Republic	—	1,615,466	—	1,615,466
Denmark	—	68,350,198	—	68,350,198
Egypt	71,405	81,765	—	153,170
Finland	522,078	37,509,730	—	38,031,808
France	717,761	219,258,995	—	219,976,756
Germany	1,592,414	172,683,483	—	174,275,897
Greece	26,197	3,700,410	—	3,726,607
Hong Kong	56,665	53,841,688	11,473	53,909,826
Hungary	—	2,216,601	—	2,216,601
India	3,191,437	180,500,291	119,136	183,810,864
Indonesia	238,590	22,204,067	27,099	22,469,756
Ireland	7,482,386	13,817,816	—	21,300,202
Israel	2,468,295	17,547,386	—	20,015,681
Italy	368,912	68,252,373	—	68,621,285
Japan	1,861,802	535,545,947	—	537,407,749
Kuwait	274,385	119,559	—	393,944
Malaysia	—	18,618,830	—	18,618,830
Mexico	29,701,729	75,810	—	29,777,539
Netherlands	15,190,578	66,080,997	—	81,271,575
New Zealand	—	8,750,111	—	8,750,111
Norway	275,359	22,105,993	—	22,381,352
Peru	415,248	—	—	415,248
Philippines	18,131	8,941,127	32,635	8,991,893

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$10,905,828	—	$10,905,828
Portugal	—	7,357,201	—	7,357,201
Qatar	—	9,636,086	—	9,636,086
Saudi Arabia	$43,689	36,592,663	—	36,636,352
Singapore	—	25,806,479	$32,482	25,838,961
South Africa	5,460,525	39,098,131	—	44,558,656
South Korea	749,451	137,717,431	94,306	138,561,188
Spain	614,941	58,113,471	—	58,728,412
Sweden	22,854	72,225,310	—	72,248,164
Switzerland	15,985,965	187,864,526	—	203,850,491
Taiwan	11,147,627	186,440,710	11,674	197,600,011
Thailand	23,574,154	1,770,793	—	25,344,947
Turkey	—	9,764,081	—	9,764,081
United Arab Emirates	—	14,584,438	—	14,584,438
United Kingdom	84,967,918	239,636,176	—	324,604,094
United States	348,861	4,043,097	—	4,391,958
Preferred Stocks
Brazil	10,276,691	17,932	—	10,294,623
Chile	—	239,497	—	239,497
Colombia	96,160	—	—	96,160
Germany	—	12,039,314	—	12,039,314
India	—	79,809	—	79,809
Philippines	—	38,461	—	38,461
Rights/Warrants
Brazil	—	7,635	—	7,635
France	—	12,143	—	12,143
Singapore	—	709	—	709
Spain	—	23,752	—	23,752
Taiwan	—	6,991	—	6,991
Thailand	—	934	—	934
Mutual Funds	10,251	—	—	10,251
Securities Lending Collateral	—	173,965,636	—	173,965,636
Futures Contracts**	1,504,409	—	—	1,504,409

TOTAL	$567,064,783	$3,236,169,639	$923,082^	$3,804,157,504

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
AUSTRALIA — (4.5%)
Other Securities		$30,802,181	4.5%

AUSTRIA — (0.7%)
Other Securities		4,544,286	0.7%

BELGIUM — (1.3%)
Ageas SA	52,470	2,337,830	0.3%
Solvay SA	10,559	1,267,277	0.2%
Other Securities		5,334,884	0.8%

TOTAL BELGIUM		8,939,991	1.3%

BRAZIL — (1.0%)
Other Securities		7,062,031	1.0%

CANADA — (7.7%)
Alamos Gold, Inc., Class A	105,781	1,367,107	0.2%
ARC Resources Ltd.	157,602	1,957,737	0.3%
iA Financial Corp., Inc.	30,644	2,056,203	0.3%
Lundin Mining Corp.	180,250	1,376,970	0.2%
* MEG Energy Corp.	81,109	1,350,569	0.2%
West Fraser Timber Co. Ltd.	19,494	1,410,054	0.2%
Other Securities		43,117,393	6.2%

TOTAL CANADA		52,636,033	7.6%

CHILE — (0.1%)
Other Securities		737,306	0.1%

CHINA — (6.8%)
Other Securities		46,403,676	6.7%

COLOMBIA — (0.0%)
Other Securities		69,222	0.0%

DENMARK — (1.8%)
* Jyske Bank AS	18,173	1,328,698	0.2%
Ringkjoebing Landbobank AS	9,222	1,297,139	0.2%
Other Securities		9,887,891	1.4%

TOTAL DENMARK		12,513,728	1.8%

FINLAND — (1.7%)
Stora Enso Oyj, Class R	124,293	1,576,886	0.2%
Valmet Oyj	45,995	1,556,090	0.2%
Other Securities		8,680,880	1.3%

TOTAL FINLAND		11,813,856	1.7%

FRANCE — (4.6%)
Alstom SA	82,238	2,067,017	0.3%
Arkema SA	15,268	1,510,662	0.2%
Bouygues SA	49,914	1,827,813	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Eiffage SA	20,030	$2,384,047	0.4%
* Renault SA	55,113	2,047,060	0.3%
Vivendi SE	161,792	1,777,196	0.3%
Other Securities		19,577,528	2.7%

TOTAL FRANCE		31,191,323	4.5%

GERMANY — (5.4%)
Brenntag SE	20,646	1,682,745	0.3%
Continental AG	27,863	1,955,067	0.3%
*Ω Covestro AG	55,738	2,445,251	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	2,325,414	0.3%
HeidelbergCement AG	41,205	3,120,932	0.5%
K&S AG	63,951	1,275,556	0.2%
* Siemens Energy AG	59,809	1,467,958	0.2%
Other Securities		22,544,846	3.2%

TOTAL GERMANY		36,817,769	5.4%

GREECE — (0.1%)
Other Securities		805,604	0.1%

HONG KONG — (1.5%)
Other Securities		10,233,555	1.5%

HUNGARY — (0.0%)
Other Security		181,409	0.0%

INDIA — (5.0%)
Other Securities.		34,139,655	5.0%

INDONESIA — (0.5%)
Other Securities		3,633,208	0.5%

IRELAND — (0.9%)
Bank of Ireland Group PLC	330,642	3,419,799	0.5%
Other Securities		2,625,569	0.4%

TOTAL IRELAND		6,045,368	0.9%

ISRAEL — (0.7%)
Other Securities		4,839,456	0.7%

ITALY — (2.7%)
Banco BPM SpA	394,306	1,603,281	0.3%
Mediobanca Banca di Credito Finanziario SpA	144,530	1,552,134	0.2%
Other Securities		15,067,068	2.2%

TOTAL ITALY		18,222,483	2.7%

JAPAN — (16.9%)
Sojitz Corp.	70,440	1,483,573	0.2%
Other Securities		114,116,128	16.6%

TOTAL JAPAN		115,599,701	16.8%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Securities		$144,215	0.0%

MALAYSIA — (0.5%)
Other Securities		3,397,321	0.5%

MEXICO — (0.8%)
Other Securities		5,120,618	0.7%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV, CVA	112,128	1,797,104	0.3%
Aegon NV	419,896	1,915,870	0.3%
ASR Nederland NV	43,712	1,922,569	0.3%
NN Group NV	34,776	1,296,810	0.2%
Other Securities		6,325,383	0.8%

TOTAL NETHERLANDS		13,257,736	1.9%

NEW ZEALAND — (0.3%)
Other Securities		1,728,688	0.3%

NORWAY — (0.9%)
Other Securities		5,820,945	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,374,054	0.2%

POLAND — (0.2%)
Other Securities		1,521,856	0.2%

PORTUGAL — (0.3%)
Other Securities		2,251,116	0.3%

QATAR — (0.2%)
Other Securities		1,136,949	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		8,308,741	1.2%

SINGAPORE — (0.8%)
Other Securities		5,626,518	0.8%

SOUTH AFRICA — (1.1%)
Other Securities		7,371,383	1.1%

SOUTH KOREA — (3.4%)
Other Securities		23,261,534	3.4%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,650,830	0.3%
Other Securities		7,059,531	1.0%

TOTAL SPAIN		8,710,361	1.3%

SWEDEN — (1.6%)
Other Securities		10,681,676	1.6%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.3%)
Adecco Group AG	44,732	$1,538,627	0.2%
Baloise Holding AG	13,916	2,329,443	0.4%
Helvetia Holding AG	9,919	1,483,806	0.2%
Julius Baer Group Ltd.	25,323	1,814,550	0.3%
Swatch Group AG	7,058	2,421,334	0.4%
Swiss Prime Site AG	16,975	1,536,571	0.2%
Other Securities		18,518,203	2.6%

TOTAL SWITZERLAND		29,642,534	4.3%

TAIWAN — (5.4%)
Other Securities		36,814,903	5.4%

THAILAND — (0.6%)
Other Securities		4,136,122	0.6%

TURKEY — (0.2%)
Other Securities		1,455,878	0.2%

UNITED ARAB EMIRATES — (0.5%)
Emaar Properties PJSC	1,206,048	1,955,318	0.3%
Other Securities		1,557,812	0.2%

TOTAL UNITED ARAB EMIRATES		3,513,130	0.5%

UNITED KINGDOM — (9.7%)
Barratt Developments PLC	299,113	1,881,843	0.3%
Centrica PLC	1,480,134	2,126,880	0.3%
DS Smith PLC	416,595	1,626,495	0.2%
J Sainsbury PLC	531,830	1,848,112	0.3%
Kingfisher PLC	587,635	1,904,582	0.3%
Melrose Industries PLC	341,366	1,758,410	0.3%
Mondi PLC	100,071	1,594,664	0.2%
Persimmon PLC	84,555	1,399,360	0.2%
Taylor Wimpey PLC	1,065,125	1,718,969	0.3%
Other Securities		50,482,274	7.2%

TOTAL UNITED KINGDOM		66,341,589	9.6%

UNITED STATES — (0.1%)
Other Securities		298,024	0.0%

TOTAL COMMON STOCKS		679,147,732	98.6%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		743,173	0.1%

GERMANY — (0.3%)
Other Securities		1,959,312	0.3%

INDIA — (0.0%)
Other Security		56,869	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$15,712	0.0%

TOTAL PREFERRED STOCKS		2,775,066	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,764	0.0%

FRANCE — (0.0%)
Other Security		9,632	0.0%

MALAYSIA — (0.0%)
Other Securities		4,468	0.0%

THAILAND — (0.0%)
Other Securities		693	0.0%

TOTAL RIGHTS/WARRANTS		22,557	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $654,593,453)		681,945,355

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	95,599	1,105,792	0.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $655,699,075)		$683,051,147	99.2%

As of April 30, 2023, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	5	06/16/23	$1,043,782	$1,047,125	$3,343

Total Futures Contracts			$1,043,782	$1,047,125	$3,343

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$224,355	$30,577,151	$675	$30,802,181
Austria	—	4,544,286	—	4,544,286
Belgium	475,752	8,464,239	—	8,939,991
Brazil	6,881,688	180,343	—	7,062,031
Canada	52,627,509	8,524	—	52,636,033
Chile	32,149	705,157	—	737,306
China	1,310,777	44,740,280	352,619	46,403,676
Colombia	69,222	—	—	69,222

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$12,513,728	—	$12,513,728
Finland	—	11,813,856	—	11,813,856
France	—	31,191,323	—	31,191,323
Germany	—	36,817,769	—	36,817,769
Greece	—	805,604	—	805,604
Hong Kong	—	10,226,461	$7,094	10,233,555
Hungary	—	181,409	—	181,409
India	$29,001	34,040,886	69,768	34,139,655
Indonesia	—	3,627,375	5,833	3,633,208
Ireland	—	6,045,368	—	6,045,368
Israel	121,922	4,717,534	—	4,839,456
Italy	—	18,222,483	—	18,222,483
Japan	—	115,599,701	—	115,599,701
Kuwait	132,373	11,842	—	144,215
Malaysia	—	3,397,321	—	3,397,321
Mexico	5,015,983	104,635	—	5,120,618
Netherlands	536,977	12,720,759	—	13,257,736
New Zealand	—	1,728,688	—	1,728,688
Norway	215,867	5,605,078	—	5,820,945
Philippines	—	1,359,107	14,947	1,374,054
Poland	—	1,521,856	—	1,521,856
Portugal	—	2,251,116	—	2,251,116
Qatar	—	1,136,949	—	1,136,949
Saudi Arabia	51,074	8,257,667	—	8,308,741
Singapore	—	5,626,518	—	5,626,518
South Africa	1,171,418	6,199,965	—	7,371,383
South Korea	—	23,230,130	31,404	23,261,534
Spain	—	8,710,361	—	8,710,361
Sweden	16,136	10,665,540	—	10,681,676
Switzerland	—	29,642,534	—	29,642,534
Taiwan	—	36,806,126	8,777	36,814,903
Thailand	4,019,249	116,873	—	4,136,122
Turkey	—	1,455,878	—	1,455,878
United Arab Emirates	—	3,513,130	—	3,513,130
United Kingdom	600,034	65,741,555	—	66,341,589
United States	69,388	228,636	—	298,024
Preferred Stocks
Brazil	730,496	12,677	—	743,173
Germany	—	1,959,312	—	1,959,312
India	—	56,869	—	56,869
Philippines	—	15,712	—	15,712
Rights/Warrants
Brazil	—	7,764	—	7,764
France	—	9,632	—	9,632
Malaysia	—	4,468	—	4,468
Thailand	—	693	—	693
Securities Lending Collateral	—	1,105,792	—	1,105,792
Futures Contracts**	3,343	—	—	3,343

TOTAL.	$74,334,713	$608,228,660	$491,117^	$683,054,490

**	Valued at the unrealized appreciation/(depreciation) on the investment.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,322,431	$610,782,063
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,987,064	311,448,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,738,837	121,892,906

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $756,024,529)		$1,044,122,996

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $270,518)	270,518	270,518

TOTAL INVESTMENTS — (100.0%) (Cost $756,295,047)		$1,044,393,514

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,044,122,996	—	—	$1,044,122,996
Temporary Cash Investments	270,518	—	—	270,518

TOTAL	$1,044,393,514	—	—	$1,044,393,514

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,224,824	$149,586,710
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,282,433	78,391,308
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,317,845	49,231,019

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $173,567,318)		$277,209,037

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	606,865	NOK	6,254,000	Citibank, N.A.	05/05/23	$19,964
EUR	928,000	USD	997,903	HSBC Bank	05/10/23	25,111
USD	5,401,739	CHF	4,787,000	State Street Bank and Trust	05/15/23	38,923
USD	97,144	DKK	653,000	Citibank, N.A.	05/22/23	481
USD	10,233,008	HKD	80,216,000	Bank of America Corp.	05/25/23	4,082
USD	15,021,774	JPY	1,975,764,000	Australia & New Zealand Banking Group Ltd.	06/29/23	392,125
USD	514,650	ILS	1,842,000	HSBC Bank	06/30/23	6,055
USD	4,526,842	AUD	6,700,000	Citibank, N.A.	07/12/23	80,087

Total Appreciation						$566,828
USD	1,961,288	SEK	20,243,000	Citibank, N.A.	05/08/23	$(13,161)
USD	19,976,164	EUR	18,832,000	State Street Bank and Trust	05/10/23	(783,958)
USD	1,675,864	DKK	11,531,000	HSBC Bank	05/22/23	(31,050)
USD	9,023,309	GBP	7,255,000	State Street Bank and Trust	05/25/23	(98,878)
USD	652,843	SGD	877,000	Citibank, N.A.	06/01/23	(5,067)
USD	4,496,583	CAD	6,197,000	Bank of America Corp.	06/14/23	(81,266)

Total (Depreciation)						$(1,013,380)

Total Appreciation
(Depreciation)						$(446,552)

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	18	06/16/23	$3,590,742	$3,769,650	$178,908

Total Futures Contracts			$3,590,742	$3,769,650	$178,908

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$277,209,037	—	—	$277,209,037
Forward Currency Contracts**	—	$(446,552)	—	(446,552)
Futures Contracts**	178,908	—	—	178,908

TOTAL	$277,387,945	$(446,552)	—	$276,941,393

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,490,468,063

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,490,468,063

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,981,866,951

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,981,866,951

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,448,656,771

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,448,656,771

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (3.8%)
Petroleo Brasileiro SA	16,003,488	$85,571,399	0.4%
Vale SA	12,398,050	179,962,877	0.8%
Other Securities		654,833,667	2.6%

TOTAL BRAZIL		920,367,943	3.8%

CHILE — (0.5%)
Other Securities		126,087,912	0.5%

CHINA — (27.8%)
* Alibaba Group Holding Ltd.	19,206,500	203,082,281	0.9%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	183,666,695	0.8%
Bank of China Ltd., Class H	204,333,702	81,602,285	0.4%
China Construction Bank Corp., Class H	325,242,302	217,432,930	0.9%
China Merchants Bank Co. Ltd., Class H	15,550,646	75,064,875	0.3%
China Petroleum & Chemical Corp., Class H	129,282,400	84,733,635	0.4%
China Resources Land Ltd.	13,780,610	64,172,928	0.3%
Industrial & Commercial Bank of China Ltd., Class H	176,952,725	95,201,272	0.4%
Kweichow Moutai Co. Ltd., Class A	204,274	52,000,266	0.2%
Lenovo Group Ltd.	49,656,000	50,801,846	0.2%
Li Ning Co. Ltd.	7,365,083	52,672,246	0.2%
NetEase, Inc.	2,741,900	48,812,404	0.2%
NetEase, Inc., ADR	521,292	46,462,756	0.2%
PetroChina Co. Ltd., Class H	111,446,000	77,414,227	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	20,726,000	151,206,959	0.6%
Tencent Holdings Ltd.	13,749,800	610,712,649	2.5%
* Vipshop Holdings Ltd., ADR	3,599,304	56,509,073	0.3%
Yum China Holdings, Inc.	1,340,150	81,990,377	0.4%
Other Securities		4,536,377,754	18.4%

TOTAL CHINA		6,769,917,458	27.9%

COLOMBIA — (0.1%)
Other Securities		22,166,289	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		36,577,372	0.1%

EGYPT — (0.0%)
Other Securities		7,381,104	0.0%

GREECE — (0.3%)
Other Securities		83,233,548	0.3%

HONG KONG — (0.0%)
Other Securities		643,963	0.0%

HUNGARY — (0.2%)
Other Securities		37,660,116	0.2%

INDIA — (15.6%)
Axis Bank Ltd.	6,691,329	70,633,009	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	6,629,720	$64,868,134	0.3%
HDFC Bank Ltd.	4,794,497	99,100,762	0.4%
Housing Development Finance Corp. Ltd.	1,745,202	59,342,287	0.3%
ICICI Bank Ltd., Sponsored ADR	4,255,233	96,806,551	0.4%
Infosys Ltd.	7,880,895	121,614,971	0.5%
ITC Ltd.	9,263,717	48,381,852	0.2%
Larsen & Toubro Ltd.	1,746,787	50,549,443	0.2%
Reliance Industries Ltd.	5,101,117	151,451,061	0.6%
Tata Consultancy Services Ltd.	2,162,337	85,378,729	0.4%
Other Securities		2,951,319,317	12.0%

TOTAL INDIA		3,799,446,116	15.6%

INDONESIA — (2.1%)
Other Securities		500,723,057	2.1%

KUWAIT — (0.1%)
Other Securities		12,862,707	0.1%

MALAYSIA — (1.6%)
Other Securities		384,850,738	1.6%

MEXICO — (2.7%)
# America Movil SAB de CV, ADR	3,735,424	80,274,261	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	50,068,876	0.2%
Grupo Mexico SAB de CV, Class B	9,174,577	44,868,909	0.2%
Other Securities		490,588,364	2.0%

TOTAL MEXICO		665,800,410	2.7%

PERU — (0.1%)
Other Securities		19,799,320	0.1%

PHILIPPINES — (0.8%)
Other Securities		197,766,070	0.8%

POLAND — (0.9%)
Other Securities		212,405,281	0.9%

QATAR — (0.7%)
Other Securities		159,186,947	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,431,557	70,827,152	0.3%
Saudi Basic Industries Corp.	1,943,245	48,081,051	0.2%
Saudi Telecom Co.	3,951,662	47,562,098	0.2%
Other Securities		791,617,674	3.2%

TOTAL SAUDI ARABIA		958,087,975	3.9%

SOUTH AFRICA — (3.5%)
FirstRand Ltd.	12,783,113	45,051,162	0.2%
# Gold Fields Ltd., Sponsored ADR	3,519,305	54,760,386	0.2%
MTN Group Ltd.	7,490,086	52,608,909	0.2%
Other Securities		694,965,934	2.9%

TOTAL SOUTH AFRICA		847,386,391	3.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (12.1%)
Hyundai Motor Co.	345,694	$51,207,403	0.2%
Kia Corp.	938,136	59,415,218	0.3%
POSCO Holdings, Inc.	206,037	58,309,427	0.3%
Samsung Electronics Co. Ltd.	15,000,936	738,107,336	3.1%
SK Hynix, Inc.	2,150,179	144,671,534	0.6%
Other Securities		1,880,884,298	7.6%

TOTAL SOUTH KOREA		2,932,595,216	12.1%

TAIWAN — (17.0%)
Hon Hai Precision Industry Co. Ltd.	20,204,403	68,847,474	0.3%
MediaTek, Inc.	3,709,823	80,665,796	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	678,598,897	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	269,025,916	1.1%
# United Microelectronics Corp.	35,252,441	56,698,468	0.3%
Other Securities		2,979,402,965	12.1%

TOTAL TAIWAN		4,133,239,516	17.0%

THAILAND — (2.3%)
Other Securities		548,877,402	2.3%

TURKEY — (0.9%)
Other Securities		226,146,243	0.9%

UNITED ARAB EMIRATES — (1.0%)
Other Securities		253,604,838	1.0%

UNITED STATES — (0.0%)
Other Securities		5,902,542	0.0%

TOTAL COMMON STOCKS		23,862,716,474	98.2%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		237,244	0.0%

TOTAL MUTUAL FUNDS		237,244	0.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA	22,001,222	104,540,872	0.4%
Other Securities		136,874,378	0.6%

TOTAL BRAZIL		241,415,250	1.0%

CHILE — (0.0%)
Other Securities		3,276,069	0.0%

COLOMBIA — (0.0%)
Other Securities		5,047,740	0.0%

INDIA — (0.0%)
Other Security		888,453	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$828,649	0.0%

SOUTH KOREA — (0.0%)
Other Securities		42,134	0.0%

TOTAL PREFERRED STOCKS		251,498,295	1.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		180,492	0.0%

KUWAIT — (0.0%)
Other Security		29,259	0.0%

MALAYSIA — (0.0%)
Other Security		134,042	0.0%

TAIWAN — (0.0%)
Other Securities		165,592	0.0%

THAILAND — (0.0%)
Other Securities		10,777	0.0%

TOTAL RIGHTS/WARRANTS		520,162	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,302,537,037)		24,114,972,175

			Percentage
		Value†	of Net Assets»
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	18,125,179	209,653,948	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $19,512,178,448)		$24,324,626,123	100.1%

As of April 30, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,076	06/16/23	$216,277,449	$225,341,300	$9,063,851

Total Futures Contracts			$216,277,449	$225,341,300	$9,063,851

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$916,433,908	$3,934,035	—	$920,367,943
Chile	31,602,305	94,485,607	—	126,087,912
China	609,753,251	6,148,158,194	$12,006,013	6,769,917,458
Colombia	21,413,526	752,763	—	22,166,289
Czech Republic	—	36,577,372	—	36,577,372
Egypt	83,994	7,297,110	—	7,381,104
Greece	490,713	82,742,835	—	83,233,548
Hong Kong	—	643,963	—	643,963
Hungary	—	37,660,116	—	37,660,116
India.	154,924,004	3,643,278,741	1,243,371	3,799,446,116
Indonesia	12,767,409	487,474,644	481,004	500,723,057
Kuwait	11,278,045	1,584,662	—	12,862,707
Malaysia	—	384,850,738	—	384,850,738
Mexico	663,226,462	2,573,948	—	665,800,410
Peru	19,799,320	—	—	19,799,320
Philippines	2,680,915	194,481,013	604,142	197,766,070
Poland	—	212,405,281	—	212,405,281
Qatar	—	159,186,947	—	159,186,947
Saudi Arabia	1,504,721	956,579,448	3,806	958,087,975
South Africa	119,371,022	728,015,369	—	847,386,391
South Korea	55,183,171	2,875,286,643	2,125,402	2,932,595,216
Taiwan	276,258,387	3,856,751,849	229,280	4,133,239,516
Thailand	513,361,667	35,515,735	—	548,877,402
Turkey	32,683	226,113,560	—	226,146,243
United Arab Emirates	—	253,604,838	—	253,604,838
United States	—	5,902,542	—	5,902,542
Preferred Stocks
Brazil	241,107,825	307,425	—	241,415,250
Chile	—	3,276,069	—	3,276,069
Colombia	5,047,740	—	—	5,047,740
India	—	888,453	—	888,453
Philippines	—	828,649	—	828,649
South Korea	11,215	30,919	—	42,134
Rights/Warrants
Brazil	—	180,492	—	180,492
Kuwait	—	29,259	—	29,259
Malaysia	—	134,042	—	134,042
Taiwan	—	165,592	—	165,592
Thailand	—	10,777	—	10,777
Mutual Funds	237,244	—	—	237,244
Securities Lending Collateral	—	209,653,948	—	209,653,948
Futures Contracts**	9,063,851	—	—	9,063,851

TOTAL	$3,665,633,378	$20,651,363,578	$16,693,018^	$24,333,689,974

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
BRAZIL — (3.7%)
Cosan SA	176,951	$531,442	0.3%
Vibra Energia SA	193,005	510,780	0.2%
Other Securities		7,119,703	3.2%

TOTAL BRAZIL		8,161,925	3.7%

CHILE — (0.4%)
Other Securities		838,251	0.4%

CHINA — (24.1%)
China Gas Holdings Ltd.	531,000	683,115	0.3%
China National Building Material Co. Ltd., Class H	788,000	591,244	0.3%
Geely Automobile Holdings Ltd.	1,008,000	1,251,375	0.6%
Kingsoft Corp. Ltd.	164,200	721,778	0.3%
Kunlun Energy Co. Ltd.	720,000	667,445	0.3%
Sinopharm Group Co. Ltd., Class H	263,200	932,327	0.4%
* Tencent Music Entertainment Group, ADR	87,413	647,730	0.3%
* Vipshop Holdings Ltd., ADR	58,456	917,759	0.4%
Wharf Holdings Ltd.	220,000	503,054	0.3%
Other Securities		46,369,207	20.9%

TOTAL CHINA		53,285,034	24.1%

COLOMBIA — (0.0%)
Other Securities		99,956	0.0%

GREECE — (0.5%)
Other Securities		1,146,674	0.5%

HONG KONG — (0.0%)
Other Security		4,525	0.0%

INDIA — (16.8%)
Bharat Electronics Ltd.	428,979	542,499	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	583,383	0.3%
Cipla Ltd.	57,388	639,104	0.3%
Dr Reddy’s Laboratories Ltd., ADR	14,776	893,357	0.4%
GAIL India Ltd.	419,667	551,370	0.3%
Hero MotoCorp Ltd.	16,291	511,147	0.2%
Shriram Finance Ltd.	42,671	697,483	0.3%
Tata Consumer Products Ltd.	79,524	742,143	0.4%
UPL Ltd.	78,979	715,726	0.3%
Other Securities		31,343,397	14.0%

TOTAL INDIA		37,219,609	16.8%

INDONESIA — (2.0%)
Other Securities		4,430,960	2.0%

KUWAIT — (0.2%)
Other Securities		552,614	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (1.8%)
Other Securities		$3,951,131	1.8%
MEXICO — (2.6%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,016,070	0.5%
Other Securities		4,662,082	2.1%

TOTAL MEXICO		5,678,152	2.6%

PHILIPPINES — (0.7%)
Other Securities		1,613,129	0.7%

POLAND — (0.9%)
Other Securities		1,970,853	0.9%

QATAR — (0.8%)
Other Securities		1,842,655	0.8%

SAUDI ARABIA — (4.5%)
Arab National Bank	122,794	900,404	0.4%
Banque Saudi Fransi	76,160	790,249	0.4%
* Dar Al Arkan Real Estate Development Co.	114,864	495,838	0.2%
Etihad Etisalat Co.	69,362	855,474	0.4%
Sahara International Petrochemical Co.	66,578	694,205	0.3%
* Saudi Kayan Petrochemical Co.	156,893	532,616	0.3%
Yanbu National Petrochemical Co.	43,428	521,393	0.3%
Other Securities		5,056,183	2.1%

TOTAL SAUDI ARABIA		9,846,362	4.4%

SOUTH AFRICA — (3.4%)
Aspen Pharmacare Holdings Ltd.	60,599	606,524	0.3%
Nedbank Group Ltd.	75,530	872,578	0.4%
Old Mutual Ltd.	784,328	498,912	0.2%
Sibanye Stillwater Ltd.	301,746	667,110	0.3%
Other Securities		4,952,759	2.2%

TOTAL SOUTH AFRICA		7,597,883	3.4%

SOUTH KOREA — (12.3%)
DB Insurance Co. Ltd.	8,646	543,501	0.3%
Other Securities		26,702,202	12.0%

TOTAL SOUTH KOREA		27,245,703	12.3%

TAIWAN — (19.0%)
Asia Cement Corp.	427,000	611,580	0.3%
AUO Corp.	1,236,000	686,471	0.3%
Catcher Technology Co. Ltd.	120,000	707,894	0.3%
Chang Hwa Commercial Bank Ltd.	844,887	489,961	0.2%
# Compal Electronics, Inc.	784,000	611,832	0.3%
Far Eastern New Century Corp.	586,000	609,136	0.3%
Innolux Corp.	1,704,005	746,491	0.4%
Lite-On Technology Corp.	252,000	603,671	0.3%
Nanya Technology Corp.	224,000	496,450	0.2%
Pegatron Corp.	366,000	835,268	0.4%
Shin Kong Financial Holding Co. Ltd.	2,555,698	698,486	0.3%
Taishin Financial Holding Co. Ltd.	2,000,532	1,128,651	0.5%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Taiwan Business Bank	1,108,105	$503,647	0.2%
# Walsin Lihwa Corp.	437,607	710,652	0.3%
Wistron Corp.	526,000	797,268	0.4%
Other Securities		31,670,528	14.2%

TOTAL TAIWAN		41,907,986	18.9%

THAILAND — (2.2%)
Other Securities		4,845,262	2.2%

TURKEY — (1.2%)
Other Securities		2,545,010	1.2%

UNITED ARAB EMIRATES — (2.1%)
Aldar Properties PJSC	394,150	581,366	0.3%
Emaar Properties PJSC	918,486	1,489,105	0.7%
Other Securities.		2,461,957	1.0%

TOTAL UNITED ARAB EMIRATES		4,532,428	2.0%

TOTAL COMMON STOCKS		219,316,102	99.0%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		732,602	0.3%

INDIA — (0.0%)
Other Security		43,278	0.0%

PHILIPPINES — (0.0%)
Other Security		14,740	0.0%

TOTAL PREFERRED STOCKS		790,620	0.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,900	0.0%

TOTAL INVESTMENT SECURITIES (Cost $211,269,629)		220,114,622

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	76,824	888,621	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $212,158,098)		$221,003,243	99.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	7	06/16/23	$1,400,251	$1,465,975	$65,724

Total Futures Contracts			$1,400,251	$1,465,975	$65,724

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,952,826	$209,099	—	$8,161,925
Chile	46,271	791,980	—	838,251
China	3,002,491	50,069,861	$212,682	53,285,034
Colombia	99,956	—	—	99,956
Greece	—	1,146,674	—	1,146,674
Hong Kong	4,525	—	—	4,525
India	917,969	36,256,534	45,106	37,219,609
Indonesia	—	4,425,980	4,980	4,430,960
Kuwait	460,282	92,332	—	552,614
Malaysia	—	3,951,131	—	3,951,131
Mexico	5,283,226	394,926	—	5,678,152
Philippines	—	1,600,747	12,382	1,613,129
Poland	—	1,970,853	—	1,970,853
Qatar	—	1,842,655	—	1,842,655
Saudi Arabia	22,222	9,824,140	—	9,846,362
South Africa	217,952	7,379,931	—	7,597,883
South Korea	56,486	27,160,553	28,664	27,245,703
Taiwan	—	41,900,236	7,750	41,907,986
Thailand	4,692,839	152,423	—	4,845,262
Turkey	—	2,545,010	—	2,545,010
United Arab Emirates	—	4,525,483	6,945	4,532,428
Preferred Stocks
Brazil	732,602	—	—	732,602
India	—	43,278	—	43,278
Philippines	—	14,740	—	14,740
Rights/Warrants
Brazil	—	7,900	—	7,900
Securities Lending Collateral	—	888,621	—	888,621
Futures Contracts**	65,724	—	—	65,724

TOTAL	$23,555,371	$197,195,087	$318,509^	$221,068,967

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (5.8%)
Petroleo Brasileiro SA	322,824	$1,726,155	0.4%
Petroleo Brasileiro SA, Sponsored ADR	104,989	996,346	0.2%
Petroleo Brasileiro SA, Sponsored ADR	74,958	796,054	0.2%
Vale SA, Sponsored ADR	284,909	4,105,539	0.8%
Other Securities		22,391,513	4.2%

TOTAL BRAZIL		30,015,607	5.8%

CHILE — (0.7%)
Other Securities		3,859,370	0.7%

COLOMBIA — (0.2%)
Other Securities		844,091	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		863,740	0.2%

EGYPT — (0.0%)
Other Security		159,521	0.0%

GREECE — (0.6%)
Other Securities		3,122,151	0.6%

HUNGARY — (0.2%)
Other Securities		1,115,629	0.2%

INDIA — (20.9%)
Axis Bank Ltd.	178,821	1,887,617	0.4%
Bharti Airtel Ltd.	211,161	2,066,093	0.4%
HDFC Bank Ltd.	160,699	3,321,598	0.7%
Housing Development Finance Corp. Ltd.	38,469	1,308,065	0.3%
ICICI Bank Ltd., Sponsored ADR	114,676	2,608,879	0.5%
Infosys Ltd.	262,038	4,043,671	0.8%
ITC Ltd.	278,792	1,456,054	0.3%
Kotak Mahindra Bank Ltd.	50,514	1,199,103	0.2%
Larsen & Toubro Ltd.	52,864	1,529,806	0.3%
Mahindra & Mahindra Ltd.	91,611	1,376,325	0.3%
Ω Reliance Industries Ltd., GDR	44,787	2,669,305	0.5%
Tata Consultancy Services Ltd.	51,622	2,038,268	0.4%
* Tata Motors Ltd.	190,196	1,133,625	0.2%
Tata Steel Ltd.	1,088,156	1,443,311	0.3%
Other Securities		80,223,156	15.3%

TOTAL INDIA		108,304,876	20.9%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	1,930,600	1,194,754	0.3%
Bank Mandiri Persero Tbk PT	3,617,900	1,278,927	0.3%
Bank Rakyat Indonesia Persero Tbk PT	4,715,300	1,643,184	0.3%
Other Securities		11,186,872	2.1%

TOTAL INDONESIA		15,303,737	3.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
KUWAIT — (0.5%)
Other Securities		$2,820,662	0.5%

MALAYSIA — (2.2%)
Other Securities		11,515,002	2.2%

MEXICO — (3.4%)
# America Movil SAB de CV, ADR	100,860	2,167,481	0.4%
Grupo Financiero Banorte SAB de CV, Class O	234,185	2,029,573	0.4%
Other Securities		13,368,740	2.6%

TOTAL MEXICO		17,565,794	3.4%

PERU — (0.1%)
Other Securities		410,759	0.1%

PHILIPPINES — (1.0%)
Other Securities		5,231,757	1.0%

POLAND — (1.3%)
Other Securities		6,804,549	1.3%

QATAR — (1.3%)
Qatar National Bank QPSC	357,229	1,512,631	0.3%
Other Securities		5,077,377	1.0%

TOTAL QATAR		6,590,008	1.3%

SAUDI ARABIA — (5.2%)
Al Rajhi Bank	105,354	2,174,501	0.4%
* Saudi Arabian Mining Co.	62,228	1,164,086	0.2%
Ω Saudi Arabian Oil Co.	136,357	1,314,353	0.3%
Saudi Basic Industries Corp.	47,222	1,168,398	0.2%
Saudi National Bank	86,804	1,139,273	0.2%
Saudi Telecom Co.	119,598	1,439,478	0.3%
Other Securities		18,759,413	3.7%

TOTAL SAUDI ARABIA		27,159,502	5.3%

SOUTH AFRICA — (4.8%)
FirstRand Ltd.	407,207	1,435,108	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,446,100	0.3%
MTN Group Ltd.	191,668	1,346,239	0.3%
Other Securities		20,638,200	3.9%

TOTAL SOUTH AFRICA		24,865,647	4.8%

SOUTH KOREA — (16.7%)
Hyundai Motor Co.	11,053	1,637,273	0.3%
KB Financial Group, Inc.	38,362	1,423,852	0.3%
Kia Corp.	33,121	2,097,661	0.4%
LG Electronics, Inc.	14,329	1,176,668	0.3%
POSCO Holdings, Inc.	5,449	1,542,092	0.3%
Samsung Electronics Co. Ltd.	287,600	14,151,095	2.8%
Ω Samsung Electronics Co. Ltd., GDR	4,189	5,169,226	1.0%
Shinhan Financial Group Co. Ltd.	45,221	1,183,904	0.3%
SK Hynix, Inc.	63,257	4,256,151	0.8%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$53,925,308	10.2%

TOTAL SOUTH KOREA		86,563,230	16.7%

TAIWAN — (23.4%)
China Steel Corp.	1,210,000	1,147,607	0.2%
CTBC Financial Holding Co. Ltd.	1,856,000	1,368,129	0.3%
Hon Hai Precision Industry Co. Ltd.	643,000	2,191,053	0.4%
MediaTek, Inc.	131,000	2,848,443	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	25,922,565	5.0%
United Microelectronics Corp.	840,000	1,351,019	0.3%
Other Securities		86,728,360	16.7%

TOTAL TAIWAN		121,557,176	23.5%

THAILAND — (3.0%)
Other Securities		15,424,376	3.0%

TURKEY — (1.4%)
Other Securities		7,098,269	1.4%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	959,166	1,555,058	0.3%
Emirates Telecommunications Group Co. PJSC	234,115	1,532,506	0.3%
Other Securities		8,231,420	1.6%

TOTAL UNITED ARAB EMIRATES		11,318,984	2.2%

TOTAL COMMON STOCKS		508,514,437	98.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,954	0.0%

TOTAL MUTUAL FUNDS		7,954	0.0%

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	233,500	1,213,425	0.3%
Petroleo Brasileiro SA	393,214	1,868,393	0.4%
Other Securities		2,792,299	0.5%

TOTAL BRAZIL		5,874,117	1.2%

CHILE — (0.0%)
Other Securities		76,142	0.0%

COLOMBIA — (0.0%)
Other Securities		53,960	0.0%

INDIA — (0.0%)
Other Security		72,483	0.0%

TOTAL PREFERRED STOCKS		6,076,702	1.2%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$8,988	0.0%

KUWAIT — (0.0%)
Other Security		7,490	0.0%

TAIWAN — (0.0%)
Other Securities		6,429	0.0%

TOTAL RIGHTS/WARRANTS		22,907	0.0%

TOTAL INVESTMENT SECURITIES (Cost $538,854,379)		514,622,000

			Percentage
		Value†	of Net Assets
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	361,428	4,180,636	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $543,034,341)		$518,802,636	100.3%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,693,702	$321,905	—	$30,015,607
Chile	1,302,659	2,556,711	—	3,859,370
Colombia	840,934	3,157	—	844,091
Czech Republic	—	863,740	—	863,740
Egypt	159,521	—	—	159,521
Greece	24,702	3,097,449	—	3,122,151
Hungary	—	1,115,629	—	1,115,629
India	7,882,009	100,403,578	$19,289	108,304,876
Indonesia	44,394	15,255,026	4,317	15,303,737
Kuwait	2,553,687	266,975	—	2,820,662
Malaysia	—	11,515,002	—	11,515,002
Mexico	17,565,794	—	—	17,565,794
Peru	410,759	—	—	410,759
Philippines	161,211	5,070,546	—	5,231,757
Poland	—	6,804,549	—	6,804,549
Qatar	—	6,590,008	—	6,590,008
Saudi Arabia	30,119	27,129,383	—	27,159,502
South Africa	3,332,227	21,533,420	—	24,865,647
South Korea	5,390,599	81,152,163	20,468	86,563,230
Taiwan	732,684	120,822,248	2,244	121,557,176
Thailand	14,171,352	1,253,024	—	15,424,376
Turkey	—	7,098,269	—	7,098,269
United Arab Emirates	—	11,318,984	—	11,318,984
Preferred Stocks
Brazil	5,858,229	15,888	—	5,874,117
Chile	—	76,142	—	76,142

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$53,960	—	—	$53,960
India	—	$72,483	—	72,483
Rights/Warrants
Brazil	—	8,988	—	8,988
Kuwait	—	7,490	—	7,490
Taiwan	—	6,429	—	6,429
Mutual Funds	7,954	—	—	7,954
Securities Lending Collateral	—	4,180,636	—	4,180,636

TOTAL	$90,216,496	$428,539,822	$46,318^	$518,802,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,163	$10,794,163
Investment Securities at Value (including $330,620, $1,836,732, $0 and $0 of securities on loan, respectively)	$5,599,568	$30,091,466	—	—
Temporary Cash Investments at Value & Cost	—	—	—	97,013
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $309,141, $1,647,914, $0 and $0, respectively)	309,153	1,647,995	—	—
Segregated Cash for Futures Contracts	2,016	14,247	—	—
Foreign Currencies at Value	42,646	306,305	—	—
Cash	1,296	12,074	152	1,739
Receivables:
Investment Securities Sold	4,997	58,033	—	—
Dividends, Interest and Tax Reclaims	37,311	214,390	—	373
Securities Lending Income	481	2,715	—	—
Fund Shares Sold	2,052	13,739	17	6,060
Futures Margin Variation	313	2,210	—	4,277
Prepaid Expenses and Other Assets	56	190	12	100

Total Assets	5,999,889	32,363,364	88,344	10,903,725

LIABILITIES:
Payables:
Upon Return of Securities Loaned	309,228	1,648,420	—	—
Investment Securities Purchased	10	35,265	105	—
Fund Shares Redeemed	4,046	23,971	—	7,547
Due to Advisor	651	4,999	11	2,219
Accrued Expenses and Other Liabilities	289	1,693	6	243

Total Liabilities	314,224	1,714,348	122	10,009

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,685,665; $30,649,016; $88,222 and $10,893,716 and shares outstanding of 222,248,506, 2,064,813,238, 6,661,977 and 578,706,980, respectively	$25.58	$14.84	$13.24	$18.82

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$81,286	N/A

Investment Securities at Cost	$3,951,623	$24,623,656	N/A	N/A

Foreign Currencies at Cost	$42,536	$310,799	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,478,762	$25,930,395	$80,687	$9,937,777
Total Distributable Earnings (Loss)	1,206,903	4,718,621	7,535	955,939

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$247,275	$222,331	$22,402	$764,083
Receivables:
Fund Shares Sold	5	—	—	2
Prepaid Expenses and Other Assets	13	12	11	13

Total Assets	247,293	222,343	22,413	764,098

LIABILITIES:
Payables:
Fund Shares Redeemed	3	7	—	—
Due to Advisor	51	45	5	155
Accrued Expenses and Other Liabilities	20	20	4	19

Total Liabilities	74	72	9	174

NET ASSETS	$247,219	$222,271	$22,404	$763,924

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $247,219; $222,271; $22,404 and $763,924 and shares outstanding of 11,645,536, 12,338,534, 902,674 and 25,743,038, respectively	$21.23	$18.01	$24.82	$29.67

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$232,337	$268,358	$24,802	$661,532
Total Distributable Earnings (Loss)	14,882	(46,087)	(2,398)	102,392

NET ASSETS	$247,219	$222,271	$22,404	$763,924

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,849,471	—	—
Investment Securities at Value (including $197,666, $161,633, $386,862 and $215,844 of securities on loan, respectively)	$4,637,187	5,132,152	$10,941,548	$3,253,564
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $193,208, $165,747, $343,040 and $193,879, respectively)	193,234	165,777	343,084	193,882
Segregated Cash for Futures Contracts	1,613	—	6,160	1,411
Foreign Currencies at Value	27,176	—	114,118	34,220
Cash	5,432	—	2,756	655
Receivables:
Investment Securities Sold	13,256	14,742	7,213	6,670
Dividends, Interest and Tax Reclaims	32,172	3,454	100,592	24,405
Securities Lending Income	188	31	518	361
Fund Shares Sold	292	6,765	1,869	1,118
Futures Margin Variation	482	—	869	219
Unrealized Gain on Foreign Currency Contracts	20	—	22	7
Prepaid Expenses and Other Assets	37	81	94	46

Total Assets	4,911,089	8,172,473	11,518,843	3,516,558

LIABILITIES:
Payables:
Upon Return of Securities Loaned	193,402	165,774	343,077	193,901
Investment Securities Purchased	—	—	2,058	5,907
Fund Shares Redeemed	15,479	18,506	5,799	924
Due to Advisor	920	659	3,561	811
Line of Credit	—	2,755	—	—
Accrued Expenses and Other Liabilities	213	367	1,402	290

Total Liabilities	210,014	188,061	355,897	201,833

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,701,075; $7,984,412; $11,162,946 and $3,314,725 and shares outstanding of 1,235,729,434, 804,192,188, 544,898,634 and 255,932,055, respectively	$3.80	$9.93	$20.49	$12.95

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,390,835	$—	$—

Investment Securities at Cost	$4,971,349	$4,656,800	$9,793,073	$2,676,153

Foreign Currencies at Cost	$27,179	$—	$115,487	$34,440

NET ASSETS CONSIST OF:
Paid-In Capital	$6,150,122	$8,170,043	$9,743,051	$2,679,992
Total Distributable Earnings (Loss)	(1,449,047)	(185,631)	1,419,895	634,733

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$253,705	—	—
Investment Securities at Value (including $173,502, $0, $203,323 and $4,373 of securities on loan, respectively)	$1,716,669	—	$3,628,687	$681,945
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $176,681, $0, $173,967 and $1,106, respectively)	176,705	—	173,966	1,106
Segregated Cash for Futures Contracts	33	—	1,848	56
Foreign Currencies at Value	4,715	—	36,760	1,946
Cash	1,534	—	5,318	77
Receivables:
Investment Securities Sold	1,413	—	4,264	1,480
Dividends, Interest and Tax Reclaims	9,021	—	21,410	4,430
Securities Lending Income	132	—	305	16
Fund Shares Sold	414	116	788	401
Futures Margin Variation	71	—	287	8
Unrealized Gain on Foreign Currency Contracts	—	—	5	—
Prepaid Expenses and Other Assets	44	12	42	29

Total Assets	1,910,751	253,833	3,873,680	691,494

LIABILITIES:
Payables:
Upon Return of Securities Loaned	176,725	—	174,029	1,107
Investment Securities Purchased	3,789	—	5,095	271
Fund Shares Redeemed	2,317	71	1,299	199
Due to Advisor	356	28	753	224
Line of Credit	—	25	—	382
Unrealized Loss on Foreign Currency Contracts	14	—	—	—
Deferred Taxes Payable	—	—	6,252	701
Accrued Expenses and Other Liabilities	165	33	547	196

Total Liabilities	183,366	157	187,975	3,080

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,727,385; $253,676; $3,685,705 and $688,414 and shares outstanding of 141,102,763, 21,034,911, 297,658,489 and 51,970,930, respectively	$12.24	$12.06	$12.38	$13.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$216,767	$—	$—

Investment Securities at Cost	$1,448,936	N/A	$3,119,553	$654,593

Foreign Currencies at Cost	$4,715	$—	$37,046	$1,943

NET ASSETS CONSIST OF:
Paid-In Capital	$1,505,142	$224,830	$3,204,073	$671,790
Total Distributable Earnings (Loss)	222,243	28,846	481,632	16,624

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,044,123	$277,209	$4,490,468	$3,981,867
Temporary Cash Investments at Value & Cost	271	—	—	—
Segregated Cash for Futures Contracts	—	202	—	—
Cash	—	4,091	—	—
Receivables:
Dividends and Interest	2	—	—	—
Fund Shares Sold	75	26	3,660	691
Futures Margin Variation	—	32	—	—
Unrealized Gain on Forward Currency Contracts	—	566	—	—
Prepaid Expenses and Other Assets	20	14	42	38
Total Assets	1,044,491	282,140	4,494,170	3,982,596

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	79	—	—	—
Fund Shares Redeemed	428	174	1,407	744
Due to Advisor	50	9	704	1,048
Unrealized Loss on Forward Currency Contracts	—	1,013	—	—
Accrued Expenses and Other Liabilities	35	12	193	150

Total Liabilities	592	1,208	2,304	1,942

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,043,899; $280,932; $4,491,866 and $3,980,654 and shares outstanding of 52,183,086, 15,373,896, 170,117,500 and 187,307,912, respectively	$20.00	$18.27	$26.40	$21.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$756,025	$173,567	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$774,455	$177,273	$3,026,906	$3,686,736
Total Distributable Earnings (Loss)	269,444	103,659	1,464,960	293,918

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,448,657	—	—	—
Investment Securities at Value (including $0, $898,497, $5,480 and $6,785 of securities on loan, respectively)	—	$24,114,972	$220,115	$514,622
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $209,641, $888 and $4,180, respectively)	—	209,654	889	4,181
Segregated Cash for Futures Contracts	—	12,051	78	—
Foreign Currencies at Value	—	244,243	1,381	1,527
Cash	—	21,169	113	4,593
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	15,329	753	47
Dividends and Interest	—	62,961	402	1,587
Securities Lending Income	—	3,025	24	13
Fund Shares Sold	3,192	13,506	67	740
Futures Margin Variation	—	1,869	12	—
Unrealized Gain on Foreign Currency Contracts	—	4	—	—
Prepaid Expenses and Other Assets	71	197	15	16

Total Assets	10,451,920	24,698,980	223,849	527,326

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	209,770	890	4,180
Investment Securities/Affiliated Investment Companies Purchased	—	28,034	196	4,162
Fund Shares Redeemed	9,269	9,224	39	1,324
Due to Advisor	2,397	6,606	95	117
Unrealized Loss on Foreign Currency Contracts	—	1	—	—
Deferred Taxes Payable	—	140,639	997	—
Accrued Expenses and Other Liabilities	467	5,865	62	230

Total Liabilities	12,133	400,139	2,279	10,013

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $17,850; $0; $0 and $0 and shares outstanding of 645,170, 0, 0 and 0, respectively	$27.67	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $10,421,937; $24,298,841; $221,570 and $517,313 and shares outstanding of 374,122,884, 1,143,876,194, 21,360,203 and 59,964,994, respectively	$27.86	$21.24	$10.37	$8.63

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,302,537	$211,270	$538,854

Foreign Currencies at Cost	$—	$242,160	$1,382	$1,527

NET ASSETS CONSIST OF:
Paid-In Capital	$10,808,675	$22,072,448	$207,868	$565,227
Total Distributable Earnings (Loss)	(368,888)	2,226,393	13,702	(47,914)

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $52 and $15,814, respectively)	—	—	$479	$152,975
Income from Securities Lending	—	—	29	5,693
Expenses Allocated from Affiliated Investment Companies	—	—	(29)	(6,170)

Income Distributions Received from Affiliated Investment Companies	—	—	321	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	800	152,498

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,738, $49,787, $0 and $0, respectively)	$87,291	$483,925	—	—
Income from Securities Lending	1,508	10,350	—	—

Total Fund Investment Income	88,799	494,275	—	—

Fund Expenses
Investment Management Fees	3,771	29,158	153	13,024
Accounting & Transfer Agent Fees	425	2,350	9	672
Custodian Fees	209	1,167	1	—
Filing Fees	44	233	9	81
Shareholders’ Reports	60	244	3	239
Directors’/Trustees’ Fees & Expenses	21	115	—	42
Professional Fees	35	189	—	45
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	91	502	1	55

Total Fund Expenses	4,656	33,958	182	14,158

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	98	—
Fees Paid Indirectly (Note C)	197	394	—	—

Net Expenses	4,459	33,564	84	14,158

Net Investment Income (Loss)	84,340	460,711	716	138,340

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	—	1,921	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(11,022)	(7,753)	—	—
Affiliated Investment Companies Shares Sold	14	71	(335)	—
Transactions Allocated from Affiliated Investment Company**	—	—	83	46,873
Futures	4,681	6,001	—	6,269
Foreign Currency Transactions	2,643	14,301	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	5,215,894	—	—
Affiliated Investment Companies Shares	106	689	(2,257)	—
Transactions Allocated from Affiliated Investment Company	—	—	5,632	1,733,187
Futures	29	6,702	—	1,864
Translation of Foreign Currency-Denominated Amounts	996	7,384	—	—

Net Realized and Unrealized Gain (Loss)	978,353	5,243,289	5,044	1,788,193

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,062,693	$5,704,000	$5,760	$1,926,533

**	Net of foreign capital gain taxes withheld of $0, $0, $14 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $444, $58, $2 and $1,435, respectively)	$3,993	$4,024	$340	$9,625
Income from Securities Lending	89	326	3	399
Expenses Allocated from Affiliated Investment Companies	(155)	(142)	(12)	(437)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,927	4,208	331	9,587

Fund Expenses
Investment Management Fees	450	400	37	1,253
Accounting & Transfer Agent Fees	25	27	2	65
Filing Fees	10	9	9	10
Shareholders’ Reports	4	3	3	4
Directors’/Trustees’ Fees & Expenses	2	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	—	2

Total Fund Expenses	493	443	51	1,341

Fees Waived, Expenses Reimbursed by Advisor (Note C)	129	115	11	359

Net Expenses	364	328	40	982

Net Investment Income (Loss)	3,563	3,880	291	8,605

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	7,071	(1,566)	(117)	1,315
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	37,377	28,177	4,452	147,741

Net Realized and Unrealized Gain (Loss)	44,448	26,611	4,335	149,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,011	$30,491	$4,626	$157,661

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$4,940	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,940	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,646, $0, $20,344 and $5,918, respectively)	$100,035	97,927	$195,845	$52,795
Income from Securities Lending	2,127	181	2,640	1,320

Total Fund Investment Income	102,162	98,108	198,485	54,115

Fund Expenses
Investment Management Fees	5,591	7,832	20,973	4,774
Accounting & Transfer Agent Fees	243	655	846	313
Custodian Fees	261	18	940	210
Filing Fees	28	72	87	71
Shareholders’ Reports	36	156	132	39
Directors’/Trustees’ Fees & Expenses	19	33	42	13
Professional Fees	32	37	82	21
Other	96	83	191	58

Total Fund Expenses	6,306	8,886	23,293	5,499

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	3,434	—	—
Fees Paid Indirectly (Note C)	245	18	191	144

Net Expenses	6,061	5,434	23,102	5,355

Net Investment Income (Loss)	96,101	97,614	175,383	48,760

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(156,158)	5,149	313,703	56,797
Affiliated Investment Companies Shares Sold	11	8,752	(20)	1
Futures	1,433	957	4,667	502
Foreign Currency Transactions	2,008	—	7,507	1,520
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	607,172	47,006	1,692,031	518,978
Affiliated Investment Companies Shares	103	326,427	164	69
Futures	(1,155)	(1,144)	1,053	719
Translation of Foreign Currency-Denominated Amounts	1,571	—	2,030	519

Net Realized and Unrealized Gain (Loss)	454,985	395,708	2,021,135	579,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,086	$493,322	$2,196,518	$627,865

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $499, $0 and $0, respectively)	—	$4,523	—	—
Income from Securities Lending	—	72	—	—
Expenses Allocated from Affiliated Investment Companies	—	(204)	—	—

Income Distributions Received from Affiliated Investment Companies	—	188	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,579	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,778, $0, $6,001 and $1,070, respectively)	$25,652	—	$53,989	$9,679
Income from Securities Lending	542	—	1,326	90

Total Fund Investment Income	26,194	—	55,315	9,769

Fund Expenses
Investment Management Fees	2,131	381	4,394	1,302
Accounting & Transfer Agent Fees	179	10	299	76
Custodian Fees	83	—	426	170
Filing Fees	31	11	23	24
Shareholders’ Reports	43	5	38	17
Directors’/Trustees’ Fees & Expenses	7	1	14	3
Professional Fees	11	1	44	19
Other	67	1	67	14

Total Fund Expenses	2,552	410	5,305	1,625

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	221	—	—
Fees Paid Indirectly (Note C)	19	—	35	14

Net Expenses	2,533	189	5,270	1,611

Net Investment Income (Loss)	23,661	4,390	50,045	8,158

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	221	—	(7,089)	(2,120)
Affiliated Investment Companies Shares Sold	(11)	8	(3)	—
Transactions Allocated from Affiliated Investment Company**	—	348	—	—
Futures	134	—	1,181	128
Foreign Currency Transactions	564	—	1,662	119
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	—	592,913	113,390
Affiliated Investment Companies Shares	66	3,749	71	1
Transactions Allocated from Affiliated Investment Company	—	33,551	—	—
Futures	13	—	637	3
Translation of Foreign Currency-Denominated Amounts	312	—	521	84

Net Realized and Unrealized Gain (Loss)	314,003	37,656	589,893	111,605

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,664	$42,046	$639,938	$119,763

**	Net of foreign capital gain taxes withheld of $0, $59, $131 and $88, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,629 and $4,780, respectively)	—	$82	$61,294	$37,267
Income from Securities Lending	—	—	1,804	5,668
Expenses Allocated from Affiliated Investment Companies	—	—	(3,184)	(4,940)

Income Distributions Received from Affiliated Investment Companies	$6,922	1,947	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,922	2,029	59,914	37,995

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	7	3	—	—

Total Fund Investment Income	7	3	—	—

Fund Expenses
Investment Management Fees	1,096	332	6,366	10,065
Accounting & Transfer Agent Fees	68	26	279	250
Custodian Fees	1	1	—	—
Filing Fees	14	12	57	27
Shareholders’ Reports	8	7	81	45
Directors’/Trustees’ Fees & Expenses	4	1	18	15
Professional Fees	4	1	19	16
Previously Waived Fees Recovered by Advisor (Note C)	9	—	—	—
Other	10	1	12	11

Total Fund Expenses	1,214	381	6,832	10,429

Fees Waived, Expenses Reimbursed by Advisor (Note C)	870	275	2,195	3,871
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	344	105	4,637	6,558

Net Investment Income (Loss)	6,585	1,927	55,277	31,437

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,198	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,308)	3,792	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(17,705)	60,799
Futures	—	(106)	—	—
Forward Currency Contracts	—	(3,602)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	94,126	21,881	—	—
Transactions Allocated from Affiliated Investment Company	—	—	638,337	472,830
Futures	—	311	—	—
Forward Currency Contracts	—	(551)	—	—

Net Realized and Unrealized Gain (Loss)	104,752	25,923	620,632	533,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,337	$27,850	$675,909	$565,066

**	Net of foreign capital gain taxes withheld of $0, $0, $1,897 and $5,229, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $15,938, $0, $0 and $0, respectively)	$160,669	—	—	—
Interest	269	—	—	—
Income from Securities Lending	3,867	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,382)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	157,423	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $34,122, $302 and $939, respectively)	—	$317,191	$2,210	$7,440
Income from Securities Lending	—	16,523	148	84

Total Fund Investment Income	—	333,714	2,358	7,524

Fund Expenses
Investment Management Fees	19,589	38,903	549	778
Accounting & Transfer Agent Fees	490	1,893	24	42
Custodian Fees	—	5,433	95	242
Shareholder Servicing Fees
Class R2 Shares	20	—	—	—
Filing Fees	68	185	16	25
Shareholders’ Reports	92	319	10	10
Directors’/Trustees’ Fees & Expenses	42	95	1	2
Professional Fees	42	194	13	9
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	37
Other	28	431	5	28

Total Fund Expenses	20,371	47,453	713	1,177

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	163
Class R2 Shares	8	—	—	—
Institutional Class Shares	5,147	—	—	—
Fees Paid Indirectly (Note C)	—	824	19	22

Net Expenses	15,216	46,629	694	992

Net Investment Income (Loss)	142,207	287,085	1,664	6,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(239,832)	7,055	(6,780)
Affiliated Investment Companies Shares Sold	—	6	—	—
Transactions Allocated from Affiliated Investment Company**	(18,504)	—	—	—
Futures	—	8,352	100	356
Foreign Currency Transactions	—	3,294	(12)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	3,740,464	21,975	52,187
Affiliated Investment Companies Shares	—	189	2	4
Transactions Allocated from Affiliated Investment Company	1,521,423	—	—	—
Futures	—	3,333	66	—
Translation of Foreign Currency-Denominated Amounts	—	277	3	5

Net Realized and Unrealized Gain (Loss)	1,502,919	3,516,083	29,189	45,821

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,645,126	$3,803,168	$30,853	$52,353

**	Net of foreign capital gain taxes withheld of $8,450, $6,847, $262 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,340	$173,632	$460,711	$1,015,999	$716	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,921	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(11,022)	(72,788)	(7,753)	425,701	—	—
Affiliated Investment Companies Shares Sold	14	(41)	71	(333)	(335)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	83	(2,875)
Futures	4,681	(12,682)	6,001	(44,185)	—	34
Foreign Currency Transactions	2,643	(5,948)	14,301	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	(1,377,779)	5,215,894	(9,090,912)	—	—
Affiliated Investment Companies Shares	106	(125)	689	(769)	(2,257)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,632	(8,701)
Futures	29	(202)	6,702	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	996	(977)	7,384	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,062,693	(1,296,910)	5,704,000	(7,753,337)	5,760	(16,343)

Distributions:
Institutional Class Shares	(38,334)	(180,306)	(163,375)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	443,438	1,451,460	1,773,748	6,677,971	6,009	23,030
Shares Issued in Lieu of Cash Distributions	35,229	166,053	157,186	1,093,925	1,067	3,556
Shares Redeemed	(638,039)	(1,351,800)	(3,030,749)	(7,302,036)	(6,467)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(159,372)	265,713	(1,099,815)	469,860	609	3,188

Total Increase (Decrease) in Net Assets	864,987	(1,211,503)	4,440,810	(8,421,377)	5,302	(16,711)
Net Assets
Beginning of Period	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Period	$5,685,665	$4,820,678	$30,649,016	$26,208,206	$88,222	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	18,686	60,402	126,798	474,529	449	1,720
Shares Issued in Lieu of Cash Distributions	1,484	7,097	11,364	80,934	82	241
Shares Redeemed	(26,867)	(56,865)	(218,008)	(529,452)	(490)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,697)	10,634	(79,846)	26,011	41	202

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $14, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$138,340	$316,287	$3,563	$7,212	$3,880	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	46,873	164,767	7,071	12,397	(1,566)	14,514
Futures	6,269	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,733,187	(3,930,327)	37,377	(107,385)	28,177	(124,402)
Futures	1,864	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,926,533	(3,468,891)	48,011	(87,776)	30,491	(97,121)

Distributions:
Institutional Class Shares	(231,761)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	860,205	2,335,205	5,848	25,594	3,567	4,042
Shares Issued in Lieu of Cash Distributions	227,044	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(1,208,400)	(2,994,929)	(74,189)	(50,102)	(41,986)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	(121,151)	174,300	(52,659)	(6,023)	(15,089)	(11,898)

Total Increase (Decrease) in Net Assets	1,573,621	(4,145,758)	(20,332)	(112,286)	(7,931)	(151,288)
Net Assets
Beginning of Period	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Period	$10,893,716	$9,320,095	$247,219	$267,551	$222,271	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	48,154	123,348	289	1,240	200	194
Shares Issued in Lieu of Cash Distributions	12,883	41,490	793	765	1,295	1,874
Shares Redeemed	(67,515)	(157,815)	(3,755)	(2,408)	(2,390)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,478)	7,023	(2,673)	(403)	(895)	(929)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$291	$1,003	$8,605	$20,054	$96,101	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(156,158)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	11	(101)
Transactions Allocated from Affiliated Investment Company*,**	(117)	(2,989)	1,315	(26,021)	—	—
Futures	—	—	—	—	1,433	(4,273)
Foreign Currency Transactions	—	—	—	—	2,008	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	607,172	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	103	(106)
Transactions Allocated from Affiliated Investment Company	4,452	(9,155)	147,741	(261,540)	—	—
Futures	—	—	—	—	(1,155)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	1,571	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,626	(11,141)	157,661	(267,507)	551,086	(1,691,793)

Distributions:
Institutional Class Shares	(73)	(1,908)	(4,016)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	1,556	2,169	3,230	69,996	316,025	1,001,675
Shares Issued in Lieu of Cash Distributions	73	1,908	4,016	37,477	—	444,430
Shares Redeemed	(2,176)	(16,763)	(13,290)	(53,922)	(618,184)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(547)	(12,686)	(6,044)	53,551	(302,159)	603,484

Total Increase (Decrease) in Net Assets	4,006	(25,735)	147,601	(251,436)	248,927	(1,535,316)
Net Assets
Beginning of Period	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Period	$22,404	$18,398	$763,924	$616,323	$4,701,075	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	69	97	117	2,142	85,213	242,147
Shares Issued in Lieu of Cash Distributions	3	71	149	1,270	—	96,826
Shares Redeemed	(94)	(634)	(478)	(2,058)	(166,569)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(22)	(466)	(212)	1,354	(81,356)	129,544

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$97,614	$397,376	$175,383	$357,490	$48,760	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,149	71,264	313,703	16,007	56,797	(2,689)
Affiliated Investment Companies Shares Sold	8,752	196,468	(20)	9	1	(9)
Futures	957	174	4,667	(36,186)	502	(3,680)
Foreign Currency Transactions	—	—	7,507	(19,023)	1,520	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	47,006	(1,350,594)	1,692,031	(2,899,988)	518,978	(921,097)
Affiliated Investment Companies Shares	326,427	(1,630,271)	164	(167)	69	(86)
Futures	(1,144)	1,144	1,053	(1,079)	719	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	2,030	(2,550)	519	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	493,322	(2,305,922)	2,196,518	(2,585,487)	627,865	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(110,253)	(516,572)	(23,893)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,033,059	2,104,042	450,483	2,106,642	122,346	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	95,489	455,244	23,723	186,180
Shares Redeemed	(1,395,953)	(2,445,794)	(1,133,991)	(2,579,838)	(318,247)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	47,048	119,842	(588,019)	(17,952)	(172,178)	181,618

Total Increase (Decrease) in Net Assets	113,339	(2,666,513)	1,498,246	(3,120,011)	431,794	(833,859)
Net Assets
Beginning of Period	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Period	$7,984,412	$7,871,073	$11,162,946	$9,664,700	$3,314,725	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	104,042	180,469	23,507	109,457	10,153	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	5,148	23,531	1,985	14,949
Shares Redeemed	(138,704)	(210,655)	(58,842)	(135,322)	(26,368)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	6,128	5,458	(30,187)	(2,334)	(14,230)	13,955

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,661	$63,382	$4,390	$9,610	$50,045	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	221	(55,920)	—	—	(7,089)	77,983
Affiliated Investment Companies Shares Sold	(11)	(25)	8	636	(3)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	348	(201)	—	—
Futures	134	291	—	(44)	1,181	(3,864)
Foreign Currency Transactions	564	(936)	—	—	1,662	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	(536,106)	—	—	592,913	(1,093,022)
Affiliated Investment Companies Shares	66	(47)	3,749	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	33,551	(42,768)	—	—
Futures	13	—	—	—	637	(167)
Translation of Foreign Currency-Denominated Amounts	312	(283)	—	—	521	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	337,664	(529,644)	42,046	(38,697)	639,938	(906,142)

Distributions:
Institutional Class Shares	(14,593)	(79,006)	(2,752)	(10,666)	(29,995)	(119,142)
Capital Share Transactions (1):
Shares Issued	104,382	699,881	41,605	40,039	196,827	732,628
Shares Issued in Lieu of Cash Distributions	14,240	77,582	2,631	10,666	29,861	118,577
Shares Redeemed	(320,942)	(745,903)	(24,113)	(115,749)	(272,986)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(202,320)	31,560	20,123	(65,044)	(46,298)	58,178

Total Increase (Decrease) in Net Assets	120,751	(577,090)	59,417	(114,407)	563,645	(967,106)
Net Assets
Beginning of Period	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Period	$1,727,385	$1,606,634	$253,676	$194,259	$3,685,705	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	9,077	57,992	3,719	3,535	16,722	60,965
Shares Issued in Lieu of Cash Distributions	1,207	6,680	234	952	2,538	10,302
Shares Redeemed	(27,969)	(64,934)	(2,086)	(9,687)	(23,237)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,685)	(262)	1,867	(5,200)	(3,977)	6,166

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $59 and $131, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,158	$20,671	$6,585	$22,962	$1,927	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,198	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,120)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	—	(1)	(3,308)	(8,828)	3,792	3,300
Futures	128	174	—	(6)	(106)	(251)
Foreign Currency Transactions	119	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(3,602)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	113,390	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	94,126	(213,117)	21,881	(71,420)
Futures	3	(46)	—	—	311	(234)
Translation of Foreign Currency-Denominated Amounts	84	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	(551)	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	119,763	(169,493)	111,337	(182,294)	27,850	(43,873)

Distributions:
Institutional Class Shares.	(4,713)	(56,676)	(20,214)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	53,480	303,674	53,547	287,694	14,273	39,834
Shares Issued in Lieu of Cash Distributions	4,706	56,609	17,647	30,117	24,140	21,408
Shares Redeemed	(52,379)	(340,881)	(67,435)	(244,046)	(31,754)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	5,807	19,402	3,759	73,765	6,659	(12,597)

Total Increase (Decrease) in Net Assets	120,857	(206,767)	94,882	(139,697)	10,224	(77,999)
Net Assets
Beginning of Period	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Period	$688,414	$567,557	$1,043,899	$949,017	$280,932	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	4,293	24,012	2,760	14,000	791	2,058
Shares Issued in Lieu of Cash Distributions	376	4,258	918	1,512	1,379	1,017
Shares Redeemed	(4,200)	(27,420)	(3,510)	(11,765)	(1,762)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	469	850	168	3,747	408	(634)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $88, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,277	$156,764	$31,437	$114,895	$142,207	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(17,705)	17,009	60,799	98,361	(18,504)	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	638,337	(1,618,027)	472,830	(1,298,644)	1,521,423	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	675,909	(1,444,254)	565,066	(1,085,388)	1,645,126	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	(222)	(643)
Institutional Class Shares	(51,785)	(372,779)	(101,833)	(329,169)	(161,236)	(558,273)

Total Distributions	(51,785)	(372,779)	(101,833)	(329,169)	(161,458)	(558,916)

Capital Share Transactions (1):
Shares Issued	323,990	1,486,746	202,951	598,832	542,592	1,872,666
Shares Issued in Lieu of Cash Distributions	50,062	359,767	95,003	308,292	154,654	536,547
Shares Redeemed	(445,091)	(2,315,886)	(292,442)	(1,096,582)	(1,354,208)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	(71,039)	(469,373)	5,512	(189,458)	(656,962)	(719,031)

Total Increase (Decrease) in Net Assets	553,085	(2,286,406)	468,745	(1,604,015)	826,706	(3,658,629)
Net Assets
Beginning of Period	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Period	$4,491,866	$3,938,781	$3,980,654	$3,511,909	$10,439,787	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	12,509	53,138	9,686	26,598	20,086	64,891
Shares Issued in Lieu of Cash Distributions	1,945	12,564	4,620	13,241	5,762	19,778
Shares Redeemed	(17,257)	(81,119)	(14,197)	(49,181)	(50,396)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,803)	(15,417)	109	(9,342)	(24,548)	(22,260)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,897, $5,229 and $8,450, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio Ʊ
						Period
						Nov 15,
	Six Months	Year	Six Months	Year	Six Months	2021 Ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$287,085	$883,592	$1,664	$5,721	$6,532	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(239,832)	75,499	7,055	5,284	(6,780)	(19,163)
Affiliated Investment Companies Shares Sold	6	(37)	—	(1)	—	—
Futures	8,352	(37,872)	100	(135)	356	(495)
Foreign Currency Transactions	3,294	(25,138)	(12)	(127)	49	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,740,464	(8,179,321)	21,975	(60,418)	52,187	(76,418)
Affiliated Investment Companies Shares	189	(254)	2	(1)	4	(3)
Futures	3,333	(2,325)	66	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	277	(7)	3	259	5	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,803,168	(7,285,863)	30,853	(49,472)	52,353	(85,220)

Distributions:
Institutional Class Shares	(218,791)	(942,726)	(8,593)	(22,133)	(3,675)	(10,224)
Capital Share Transactions (1):
Shares Issued	2,118,821	7,057,849	22,620	87,606	117,197	729,801
Shares Issued in Lieu of Cash Distributions	208,476	895,345	8,389	21,501	3,353	9,316
Shares Redeemed	(2,581,408)	(7,911,399)	(21,625)	(82,497)	(76,362)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(254,111)	41,795	9,384	26,610	44,188	519,891

Total Increase (Decrease) in Net Assets	3,330,266	(8,186,794)	31,644	(44,995)	92,866	424,447
Net Assets
Beginning of Period	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Period	$24,298,841	$20,968,575	$221,570	$189,926	$517,313	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	102,716	315,242	2,233	8,132	13,934	79,414
Shares Issued in Lieu of Cash Distributions	10,180	43,699	836	1,847	401	1,143
Shares Redeemed	(125,741)	(361,196)	(2,153)	(7,430)	(9,065)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,845)	(2,255)	916	2,549	5,270	54,696

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $6,847, $262 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
Ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.06		$27.63	$20.90	$22.78	$21.29	$23.52	$12.22		$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.78	0.70	0.49	0.70	0.66	0.22		0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	4.32		(6.54)	6.70	(1.87)	1.47	(2.25)	2.48		(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	4.69		(5.76)	7.40	(1.38)	2.17	(1.59)	2.70		(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Period	$25.58		$21.06	$27.63	$20.90	$22.78	$21.29	$14.84		$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	22.33	%(B)	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	22.12	%(B)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Period (thousands)	$5,685,665		$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$30,649,016		$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.19%	0.22%	0.23%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.19%	0.23%	0.24%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.13	%(C)	3.17%	2.65%	2.31%	3.22%	2.78%	3.16	%(C)	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	4	%(B)	9%	14%	19%	7%	8%	3	%(B)	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.52		$15.52	$10.50	$11.07	$10.73	$11.53	$15.93		$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.23	0.22	0.15	0.18	0.19	0.24		0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.77		(2.68)	4.97	(0.55)	0.27	(0.75)	3.05		(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	0.88		(2.45)	5.19	(0.40)	0.45	(0.56)	3.29		(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.16)		(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.19)		(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	—		(0.30)	—	—	—	(0.07)	(0.21)		(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.16)		(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(0.40)		(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Period	$13.24		$12.52	$15.52	$10.50	$11.07	$10.73	$18.82		$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	7.06	%(B)	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	20.82	%(B)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Period (thousands)	$88,222		$82,920	$99,631	$43,568	$41,286	$31,380	$10,893,716		$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(D)	0.42	%(C)	0.44%	0.47%	0.47%	0.49%	0.49%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.64	%(C)	0.66%	0.71%	0.85%	0.93%	0.90%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.66%	1.49%	1.50%	1.69%	1.58%	2.66	%(C)	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(C)	0.22%	0.24%	0.27%	0.27%	0.26%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.69		$25.80	$23.39	$24.89	$25.70	$28.56	$17.39		$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.44	0.40	0.45	0.43	0.31		0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	3.35		(6.33)	2.51	(0.91)	0.37	(2.59)	2.07		(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	3.63		(5.85)	2.95	(0.51)	0.82	(2.16)	2.38		(6.56)	7.49	(0.02)	0.96	(1.92)

Less Distributions:
Net Investment Income	(0.26)		(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(0.75)		(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.83)		(0.73)	—	(0.38)	(1.35)	—	(1.01)		(1.92)	—	—	—	—

Total Distributions	(1.09)		(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(1.76)		(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Period	$21.23		$18.69	$25.80	$23.39	$24.89	$25.70	$18.01		$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	19.85	%(B)	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	13.69	%(B)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Period (thousands)	$247,219		$267,551	$379,837	$466,696	$640,068	$622,650	$222,271		$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (E)	0.40	%(C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.41	%(C)	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.50	%(C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.51	%(C)	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.24%	1.69%	1.74%	1.91%	1.49%	3.39	%(C)	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.89		$31.72	$21.35	$27.85	$26.95	$32.67	$23.75		$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.94	0.58	0.43	0.76	0.85	0.33		0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	4.69		(11.25)	10.31	(4.00)	1.68	(3.65)	5.75		(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	5.01		(10.31)	10.89	(3.57)	2.44	(2.80)	6.08		(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.08)		(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.16)		(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	—		(0.55)	—	(2.25)	(1.07)	(2.13)	—		(0.68)	—	—	(0.80)	(0.21)

Total Distributions	(0.08)		(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(0.16)		(1.48)	(0.57)	(0.38)	(1.31)	(0.80)
Net Asset Value, End of Period	$24.82		$19.89	$31.72	$21.35	$27.85	$26.95	$29.67		$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	25.22	%(B)	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	25.65	%(B)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Period (thousands)	$22,404		$18,398	$44,133	$16,867	$26,540	$36,351	$763,924		$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (E)	0.50	%(C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.40	%(C)	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.60	%(C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.50	%(C)	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.62%	1.88%	1.89%	2.92%	2.75%	2.40	%(C)	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.38		$5.04	$3.77	$5.61	$4.85	$5.07	$9.86		$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.16	0.15	0.20	0.22	0.12		0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.34		(1.44)	1.11	(1.35)	0.83	(0.22)	0.50		(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	0.42		(1.29)	1.27	(1.20)	1.03	—	0.62		(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—		—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Period	$3.80		$3.38	$5.04	$3.77	$5.61	$4.85	$9.93		$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	12.43	%(B)	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	6.25	%(B)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Period (thousands)	$4,701,075		$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,984,412		$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.26%	0.27%	0.28%	0.23	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.28%	0.28%	0.32	%(C)(D)	0.33	%(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.67%	3.29%	3.61%	4.01%	4.27%	2.45	%(C)	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	5	%(B)	6%	8%	12%	8%	5%	0	%(B)	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.81		$22.14	$15.65	$18.58	$19.24	$23.51	$10.67		$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.61	0.44	0.33	0.45	0.47	0.19		0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.56		(5.05)	6.48	(2.65)	(0.01)	(3.44)	2.18		(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	3.87		(4.44)	6.92	(2.32)	0.44	(2.97)	2.37		(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.19)		(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.09)		(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	—		(0.16)	—	(0.29)	(0.62)	(0.74)	—		(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.19)		(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.09)		(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Period	$20.49		$16.81	$22.14	$15.65	$18.58	$19.24	$12.95		$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	23.17	%(B)	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	22.29	%(B)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Period (thousands)	$11,162,946		$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$3,314,725		$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.46%	0.53%	0.65%	0.68%	0.68%	0.35	%(C)	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43	%(C)	0.46%	0.53%	0.66%	0.69%	0.68%	0.35	%(C)	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.26	%(C)	3.13%	2.13%	2.02%	2.48%	2.10%	3.06	%(C)	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	8	%(B)	24%	15%	14%	18%	23%	5	%(B)	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$13.73	$10.64	$10.74	$9.71	$10.68	$10.14		$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.30	0.21	0.27	0.26	0.21		0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.06		(3.51)	3.08	(0.13)	1.00	(1.01)	1.85		(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	2.22		(3.13)	3.38	0.08	1.27	(0.75)	2.06		(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	—		(0.11)	—	—	—	—	—		—		—		—		(0.23)		—

Total Distributions	(0.10)		(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Period	$12.24		$10.12	$13.73	$10.64	$10.74	$9.71	$12.06		$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	21.97	%(B)	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	20.45	%(B)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Period (thousands)	$1,727,385		$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$253,676		$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets *	0.30	%(C)	0.30%	0.30%	0.30%	0.33%	0.35%	0.37	%(C)(D)	0.40	%(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30	%(C)	0.30%	0.30%	0.31%	0.34%	0.35%	0.55	%(C)(D)	0.59	%(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	2.78	%(C)	3.15%	2.30%	1.97%	2.69%	2.41%	3.68	%(C)	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	4	%(B)	22%	15%	15%	9%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.35		$13.84	$10.44	$11.17	$10.65	$12.15	$11.02		$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.40	0.33	0.24	0.33	0.31	0.16		0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96		(3.48)	3.40	(0.74)	0.56	(1.52)	2.16		(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	2.13		(3.08)	3.73	(0.50)	0.89	(1.21)	2.32		(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.10)		(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.09)		(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—		—	—	—	(0.05)	—	—		(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.10)		(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(0.09)		(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Period	$12.38		$10.35	$13.84	$10.44	$11.17	$10.65	$13.25		$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	20.63	%(B)	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	21.11	%(B)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Period (thousands)	$3,685,705		$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$688,414		$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.32%	0.35%	0.37%	0.39%	0.50	%(C)	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.32%	0.36%	0.38%	0.37%	0.50	%(C)	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.85	%(C)	3.25%	2.49%	2.26%	3.02%	2.56%	2.51	%(C)	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	4	%(B)	12%	6%	13%	8%	4%	10	%(B)	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.24		$22.56	$16.29	$16.42	$15.40	$16.06	$18.09		$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.45	0.34	0.29	0.35	0.31	0.13		0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.03		(4.15)	6.27	(0.10)	1.13	(0.64)	1.69		(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	2.16		(3.70)	6.61	0.19	1.48	(0.33)	1.82		(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.13)		(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(1.03)		(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.27)		(0.17)	—	(0.03)	(0.11)	(0.03)	(0.61)		(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.40)		(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.64)		(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Period	$20.00		$18.24	$22.56	$16.29	$16.42	$15.40	$18.27		$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	11.90	%(B)	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	10.46	%(B)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Period (thousands)	$1,043,899		$949,017	$1,088,714	$769,602	$879,553	$741,512	$280,932		$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31	%(C)	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51	%(C)	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.32	%(C)	2.22%	1.64%	1.81%	2.23%	1.89%	1.39	%(C)	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.22%	0.25%	0.27%	0.27%	0.24	%(C)	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$33.05	$27.64	$27.56	$25.46	$29.55	$18.76		$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.88	0.74	0.55	0.73	0.61	0.17		0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	3.60		(9.07)	5.32	0.07	2.05	(4.14)	2.87		(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	3.92		(8.19)	6.06	0.62	2.78	(3.53)	3.04		(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.24)		(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(0.14)		(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(0.06)		(1.17)	—	—	—	—	(0.41)		(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(0.30)		(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(0.55)		(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Period	$26.40		$22.78	$33.05	$27.64	$27.56	$25.46	$21.25		$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	17.27	%(B)	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	16.30	%(B)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Period (thousands)	$4,491,866		$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,980,654		$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (E)	0.36	%(C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59	%(C)	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.46	%(C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79	%(C)	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.52	%(C)	3.05%	2.19%	2.07%	2.70%	2.08%	1.62	%(C)	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$23.91		$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	3.81		(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	4.15		(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Period	$27.67		$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	17.41	%(B)	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Period (thousands)	$17,850		$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (E)	0.69	%(C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.79	%(C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$24.08		$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83		(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	4.20		(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)
Net Asset Value, End of Period	$27.86		$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	17.50	%(B)	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Period (thousands)	$10,421,937		$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (E)	0.44	%(C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.54	%(C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.76	%(C)	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
													Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Nov 14,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	2018 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.13		$25.16	$20.34	$20.59	$18.95	$22.38	$9.29		$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.75	0.57	0.43	0.53	0.50	0.08		0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(6.97)	4.76	(0.22)	1.64	(3.47)	1.42		(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	3.30		(6.22)	5.33	0.21	2.17	(2.97)	1.50		(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.24)		(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.18)		(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)		(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$21.24		$18.13$	25.16	$20.34	$20.59	$18.95	$10.37		$9.29	$13.13	$9.71	$10.43

Total Return	18.25	%(B)	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	16.33	%(B)	(21.40%)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$24,298,841		$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$221,570		$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40	%(C)	0.40%	0.42%	0.49%	0.52%	0.52%	0.67	%(C)	0.66%	0.72%	0.84%	0.85	%(C)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.42%	0.50%	0.53%	0.52%	0.67	%(C)	0.66%	0.72%	0.87%	0.95	%(C)(F)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)	3.33%	2.26%	2.19%	2.62%	2.25%	1.57	%(C)	2.72%	2.19%	2.26%	2.30	%(C)(F)
Portfolio Turnover Rate	3	%(B)	14%	10%	15%	4%	4%	12	%(B)	28%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging
	Markets Ex China Core
	Equity Portfolio
			Period
	Six Months		Nov 15,
	Ended		2021 Ʊ to
	Apr 30,		Oct 31,
	2023		2022
	(Unaudited)
Net Asset Value, Beginning of Period	$7.76		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.81		(2.28)

Total from Investment Operations	0.93		(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.24)

Total Distributions	(0.06)		(0.24)

Net Asset Value, End of Period	$8.63		$7.76

Total Return	12.07	%(B)	(20.16	%)(B)

Net Assets, End of Period (thousands)	$517,313		$424,447
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.50	%(C)	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	3.20	%(C)
Portfolio Turnover Rate	10	%(B)	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	17%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
International Small Company Portfolio	The Continental Small Company Series	85%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	83%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 04/30/23
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	1%
	DFA International Real Estate Securities Portfolio	60%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	1%
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%*
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$98	$607
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	129	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	115	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	11	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	359	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	3,434	24,739
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	221	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	9	870	445
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	275	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,195	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	3,871	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,147	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	37	163	510
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	$8	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	394
DFA International Real Estate Securities Portfolio	245
DFA Global Real Estate Securities Portfolio	18
DFA International Small Cap Value Portfolio	191
International Vector Equity Portfolio	144
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	35
World ex U.S. Targeted Value Portfolio	14
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	824
Emerging Markets Targeted Value Portfolio	19
Emerging Markets ex China Core Equity Portfolio	22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$31
International Core Equity Portfolio	36
Global Small Company Portfolio	—
International Small Company Portfolio	107
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	16
DFA Global Real Estate Securities Portfolio	9
DFA International Small Cap Value Portfolio	177
International Vector Equity Portfolio	5
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	4
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	56
Emerging Markets Small Cap Portfolio	51
Emerging Markets Value Portfolio	268
Emerging Markets Core Equity Portfolio	96
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$196,375	$288,378
International Core Equity Portfolio	$889,908	$1,706,117
DFA International Real Estate Securities Portfolio	$209,300	$378,286
DFA Global Real Estate Securities Portfolio	$333,020	$46
DFA International Small Cap Value Portfolio	$839,856	$1,292,403
International Vector Equity Portfolio	$169,896	$322,713
International High Relative Profitability Portfolio	$68,110	$258,486
World ex U.S. Core Equity Portfolio	$125,592	$154,848
World ex U.S. Targeted Value Portfolio	$72,886	$62,382
Emerging Markets Core Equity Portfolio	$775,413	$1,044,137
Emerging Markets Targeted Value Portfolio	$25,073	$25,416
Emerging Markets ex China Core Equity Portfolio	$94,817	$49,554

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

Total	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Total	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

Total	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

Total	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,181	$394,284	$(149,320)	$484,334	$2,801,561	737,253	—	—
The DFA Short Term Investment Fund	194,324	765,865	794,517	8	97	165,777	14,332	$3,325	—
DFA Real Estate Securities Portfolio	281,217	—	233,367	158,064	(158,004)	47,910	1,283	4,940	$8,561

Total	$3,231,191	$871,046	$1,422,168	$8,752	$326,427	$3,015,248	752,868	$8,265	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

Total	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

Total	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

Total	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

Total	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

Total	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

Total	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$33,913	$26,449	$(1,959)	$19,359	$610,782	19,322	$4,187	$13,934
International Core Equity Portfolio	260,575	5,849	10,594	(915)	56,533	311,448	20,987	1,641	—
Emerging Markets Core Equity Portfolio	103,159	6,041	5,107	(434)	18,234	121,893	5,739	1,094	—

Total	$949,652	$45,803	$42,150	$(3,308)	$94,126	$1,044,123	46,048	$6,922	$13,934

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$12,331	$19,608	$2,508	$884	$149,587	5,225	$1,056	$4,198
International Core Equity Portfolio	69,823	3,951	10,064	1,021	13,660	78,391	5,282	429	—
Emerging Markets Core Equity Portfolio	44,197	4,495	7,061	263	7,337	49,231	2,318	462	—

Total	$267,492	$20,777	$36,733	$3,792	$21,881	$277,209	12,825	$1,947	$4,198

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Total	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Total	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

Total	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555
International Small Company Portfolio
2021	220,133	—	—	220,133
2022	483,283	367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Small Cap Value Portfolio
2021	$258,254	$—	—	$258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934
2022	7,741	13,787	—	21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)
World Core Equity Portfolio	(111)	(1,455)	(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Global Real Estate Securities Portfolio	$41,604	$312,816	—	$(606,343)	$(251,923)
DFA International Small Cap Value Portfolio	68,218	—	$(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)
Emerging Markets Targeted Value Portfolio	4,020	3,675	—	(16,252)	(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,283,233	$1,864,455	$(216,498)	$1,647,957
International Core Equity Portfolio	26,435,357	8,155,002	(2,687,110)	5,467,892
Global Small Company Portfolio	82,907	6,969	(300)	6,669
International Small Company Portfolio	10,087,613	1,110,942	(154,178)	956,764
Japanese Small Company Portfolio	235,353	24,635	—	24,635
Asia Pacific Small Company Portfolio	270,374	—	(39,995)	(39,995)
United Kingdom Small Company Portfolio	22,182	1,479	—	1,479
Continental Small Company Portfolio	646,675	120,149	—	120,149
DFA International Real Estate Securities Portfolio	5,563,735	601,078	(935,214)	(334,136)
DFA Global Real Estate Securities Portfolio	8,405,411	1,080,915	(1,171,987)	(91,072)
DFA International Small Cap Value Portfolio	10,265,199	2,239,073	(1,090,554)	1,148,519
International Vector Equity Portfolio	2,892,523	825,185	(247,771)	577,414
International High Relative Profitability Portfolio	1,625,803	341,014	(73,257)	267,757
World ex U.S. Value Portfolio	218,510	36,556	—	36,556
World ex U.S. Core Equity Portfolio	3,315,681	919,702	(410,569)	509,133
World ex U.S. Targeted Value Portfolio	655,998	96,044	(68,692)	27,352
World Core Equity Portfolio	785,411	288,098	—	288,098
Selectively Hedged Global Equity Portfolio	178,328	104,209	(1,013)	103,196
Emerging Markets Portfolio	3,014,058	1,523,430	—	1,523,430
Emerging Markets Small Cap Portfolio	3,737,887	339,502	—	339,502
Emerging Markets Value Portfolio	9,448,866	1,124,072	—	1,124,072
Emerging Markets Core Equity Portfolio	19,766,163	8,087,312	(3,274,865)	4,812,447
Emerging Markets Targeted Value Portfolio	214,277	37,787	(28,942)	8,845
Emerging Markets ex China Core Equity Portfolio	554,066	38,166	(62,398)	(24,232)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,939	110	$3,651	126
Shares Issued in Lieu of Cash Distributions	222	8	643	24
Shares Redeemed	(403)	(15)	(1,372)	(47)

Net Increase (Decrease) — Class R2 Shares	$2,758	103	$2,922	103

Institutional Class Shares
Shares Issued	$539,653	19,976	$1,869,015	64,765
Shares Issued in Lieu of Cash Distributions	154,432	5,754	535,904	19,754
Shares Redeemed	(1,353,805)	(50,381)	(3,126,872)	(106,882)

Net Increase (Decrease) — Institutional Class Shares	$(659,720)	(24,651)	$(721,953)	(22,363)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$39,801
International Core Equity Portfolio	—	240,493
International Small Company Portfolio	—	78,782
DFA International Real Estate Securities Portfolio	—	33,972
DFA Global Real Estate Securities Portfolio	—	4,607
DFA International Small Cap Value Portfolio	—	107,527
International Vector Equity Portfolio	—	22,434
International High Relative Profitability Portfolio	—	88
World ex U.S. Core Equity Portfolio	—	29,065
World ex U.S. Targeted Value Portfolio	—	1,161
Selectively Hedged Global Equity Portfolio	79,444	3,500
Emerging Markets Core Equity Portfolio	—	193,407
Emerging Markets Targeted Value Portfolio	—	1,148
Emerging Markets ex China Core Equity Portfolio	—	1,568

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2023	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$1,461	—	$1,461
International Core Equity Portfolio	12,598	—	12,598
International Small Company Portfolio	4,276	—	4,276
DFA International Real Estate Securities Portfolio	426	—	426
DFA International Small Cap Value Portfolio	4,476	—	4,476
International Vector Equity Portfolio	1,158	—	1,158
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	1,504	—	1,504
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	745	$566	179
Emerging Markets Core Equity Portfolio	9,064	—	9,064
Emerging Markets Targeted Value Portfolio	66	—	66

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	April 30, 2023	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,013)	$(1,013)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$4,681	—	$4,681
International Core Equity Portfolio	6,001	—	6,001
International Small Company Portfolio	6,269	—	6,269
DFA International Real Estate Securities Portfolio	1,433	—	1,433
DFA Global Real Estate Securities Portfolio	957	—	957
DFA International Small Cap Value Portfolio	4,667	—	4,667
International Vector Equity Portfolio	502	—	502
International High Relative Profitability Portfolio	134	—	134
World ex U.S. Core Equity Portfolio	1,181	—	1,181
World ex U.S. Targeted Value Portfolio	128	—	128
Selectively Hedged Global Equity Portfolio	(3,708)	$(3,602)	(106)
Emerging Markets Core Equity Portfolio	8,352	—	8,352
Emerging Markets Targeted Value Portfolio	100	—	100
Emerging Markets ex China Core Equity Portfolio	356	—	356

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$29	—	$29
International Core Equity Portfolio	6,702	—	6,702
International Small Company Portfolio	1,864	—	1,864
DFA International Real Estate Securities Portfolio	(1,155)	—	(1,155)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	1,053	—	1,053
International Vector Equity Portfolio	719	—	719
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	637	—	637
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	(240)	$(551)	311
Emerging Markets Core Equity Portfolio	3,333	—	3,333
Emerging Markets Targeted Value Portfolio	66	—	66

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
Selectively Hedged Global Equity Portfolio Citibank, N.A.	$100	$100	$(18)	—	—	$82	$18	$18	$(18)	—	—	—
State Street Bank and Trust	39	39	(39)	—	—	—	883	883	(39)	—	—	$844
HSBC Bank	31	31	(31)	—	—	—	31	31	(31)	—	—	—
Bank of America Corp.	4	4	(4)	—	—	—	81	81	(4)	—	—	77
Australia & New Zealand Banking Group Ltd.	392	392	—	—	—	392	—	—	—	—	—	—

Total	$566	$566	$(92)	—	—	$474	$1,013	$1,013	$(92)	—	—	$921

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2023
Large Cap International Portfolio	5.19%	$2,460	7	$2	$9,549	—
International Core Equity Portfolio	5.01%	1,744	17	4	15,684	—
Global Small Company Portfolio	4.97%	70	19	—	172	—
DFA International Real Estate Securities Portfolio	4.84%	15,177	9	17	73,588	—
DFA Global Real Estate Securities Portfolio	4.91%	7,208	15	14	17,333	$2,755
DFA International Small Cap Value Portfolio	5.10%	1,632	24	6	11,643	—
International Vector Equity Portfolio	4.83%	1,977	4	1	3,907	—
International High Relative Profitability Portfolio	5.13%	2,043	124	35	15,148	—
World ex U.S. Value Portfolio	5.27%	132	23	—	518	25
World ex U.S. Core Equity Portfolio	5.26%	1,205	14	2	3,683	—
World ex U.S. Targeted Value Portfolio	5.06%	374	35	2	1,175	382
World Core Equity Portfolio	4.87%	2,263	18	6	8,963	—
Emerging Markets Core Equity Portfolio	5.16%	1,435	3	1	3,725	—
Emerging Markets Targeted Value Portfolio	3.83%	1,586	3	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	4.63%	10,471	12	16	39,932	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2023
DFA International Real Estate Securities Portfolio	Borrower	4.19%	$37,900	4	$18	$40,150	—
DFA Global Real Estate Securities Portfolio	Borrower	4.19%	42,824	3	15	42,824	$2,755

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$21,702	$16,791	$(2,487)
International Core Equity Portfolio	30,540	123,798	(37,326)
DFA Global Real Estate Securities Portfolio	13,779	—	—
DFA International Small Cap Value Portfolio	141,878	95,513	24,691
International Vector Equity Portfolio	13,879	28,484	3,711
International High Relative Profitability Portfolio	2,848	29,055	(679)
World ex U.S. Core Equity Portfolio	8,665	10,884	(1,445)
World ex U.S. Targeted Value Portfolio	3,873	2,627	(493)
Emerging Markets Core Equity Portfolio	1,723	8,976	(1,681)
Emerging Markets Targeted Value Portfolio	260	281	56
Emerging Markets ex China Core Equity Portfolio	498	201	(40)

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$35,226
International Core Equity Portfolio	275,810
DFA International Real Estate Securities Portfolio	16,729
DFA International Small Cap Value Portfolio	68,563
International Vector Equity Portfolio	32,935
International High Relative Profitability Portfolio	4,097
World ex U.S. Core Equity Portfolio	40,642
World ex U.S. Targeted Value Portfolio	3,943
Emerging Markets Core Equity Portfolio	738,503
Emerging Markets Targeted Value Portfolio	5,005
Emerging Markets ex China Core Equity Portfolio	3,045

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$309,228	—	—	—	$309,228
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,648,420	—	—	—	1,648,420
DFA International Real Estate Securities Portfolio Common Stocks	193,402	—	—	—	193,402
DFA Global Real Estate Securities Portfolio Common Stocks	165,774	—	—	—	165,774
DFA International Small Cap Value Portfolio Common Stocks	343,077	—	—	—	343,077
International Vector Equity Portfolio Common Stocks, Rights/Warrants	193,901	—	—	—	193,901
International High Relative Profitability Portfolio Common Stocks	176,725	—	—	—	176,725
World ex U.S. Core Equity Portfolio Common Stocks	174,029	—	—	—	174,029
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,107	—	—	—	1,107
Emerging Markets Core Equity Portfolio Common Stocks	209,770	—	—	—	209,770
Emerging Markets Targeted Value Portfolio Common Stocks	890	—	—	—	890
Emerging Markets ex China Core Equity Portfolio Common Stocks	4,180	—	—	—	4,180

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

O. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	70%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	80%
Japanese Small Company Portfolio-Institutional Class	3	83%
Asia Pacific Small Company Portfolio-Institutional Class	2	90%
United Kingdom Small Company Portfolio-Institutional Class	4	91%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	66%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	6	78%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	84%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	60%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares ("Class R shares") of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023
EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,215.60	0.53%	$2.91
Institutional Class Shares	$1,000.00	$1,216.80	0.28%	$1.54
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.17	0.53%	$2.66
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,844,638,694

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,844,638,694

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,844,639
Receivables:
Fund Shares Sold	5,203
Prepaid Expenses and Other Assets	56

Total Assets	8,849,898

LIABILITIES:
Payables:
Fund Shares Redeemed	8,150
Due to Advisor	360
Accrued Expenses and Other Liabilities	111

Total Liabilities	8,621

NET ASSETS	$8,841,277

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,893 and shares outstanding of 252,250	$19.40

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,836,384 and shares outstanding of 454,024,447	$19.46

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,853,093
Total Distributable Earnings (Loss)	988,184

NET ASSETS	$8,841,277

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $21,763)	$193,340
Interest	119
Income from Securities Lending	2,591
Expenses Allocated from Affiliated Investment Companies	(8,745)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	187,305

Fund Expenses
Investment Management Fees	10,466
Accounting & Transfer Agent Fees	496
Shareholder Servicing Fees Class R2 Shares	5
Filing Fees	126
Shareholders’ Reports	112
Directors’/Trustees’ Fees & Expenses	33
Professional Fees	36
Other	18

Total Fund Expenses	11,292

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	4
Institutional Class Shares	8,369

Net Expenses	2,919

Net Investment Income (Loss)	184,386

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	50,059
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938

Net Realized and Unrealized Gain (Loss)	1,418,997

Net Increase (Decrease) in Net Assets Resulting from Operations.	$1,603,383

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value
	Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$184,386	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	50,059	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,603,383	(1,226,436)

Distributions:
Class R2 Shares	(43)	(78)
Institutional Class Shares	(101,396)	(402,623)

Total Distributions	(101,439)	(402,701)

Capital Share Transactions (1):
Shares Issued	639,619	2,471,605
Shares Issued in Lieu of Cash Distributions	99,705	396,749
Shares Redeemed	(893,913)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(154,589)	808,826

Total Increase (Decrease) in Net Assets	1,347,355	(820,311)
Net Assets
Beginning of Period	7,493,922	8,314,233

End of Period	$8,841,277	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	34,786	134,715
Shares Issued in Lieu of Cash Distributions	5,517	22,689
Shares Redeemed	(48,982)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,679)	43,006

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.14		$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	3.46		(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.20)		(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.20)		(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Period	$19.40		$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	21.56	%(B)	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Period (thousands)	$4,893		$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (E)	0.53	%(C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.73	%(C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.41	%(C)	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.19		$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40		0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	3.09		(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	3.49		(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.22)		(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.22)		(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Period	$19.46		$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	21.68	%(B)	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Period (thousands)	$8,836,384		$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (E)	0.28	%(C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.48	%(C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.40	%(C)	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2023, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized

Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,369	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	4	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$112

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,005,690	$858,617	—	$858,617

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$3,321	185	$712	37
Shares Issued in Lieu of Cash Distributions	43	2	77	4
Shares Redeemed	(438)	(23)	(787)	(42)

Net Increase (Decrease) — Class R2 Shares	$2,926	164	$2	(1)

Institutional Class Shares
Shares Issued	$636,298	34,601	$2,470,893	134,678
Shares Issued in Lieu of Cash Distributions	99,662	5,515	396,672	22,685
Shares Redeemed	(893,475)	(48,959)	(2,058,741)	(114,356)

Net Increase (Decrease) — Institutional Class Shares	$(157,515)	(8,843)	$808,824	43,007

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	3	91%
DFA International Value Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares (“Class R shares”) of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,217.20	0.21%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,200.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,254.80	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,258.60	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,100.50	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,174.40	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,165.10	0.26%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.7%
Consumer Discretionary	12.5%
Consumer Staples	4.7%
Energy	14.1%
Financials	28.4%
Health Care	6.8%
Industrials	11.4%
Information Technology	1.3%
Materials	13.8%
Real Estate	2.3%
Utilities	1.0%

100.0%

The Japanese Small Company Series
Communication Services	2.3%
Consumer Discretionary	14.8%
Consumer Staples	8.2%
Energy	0.8%
Financials	8.9%
Health Care	5.0%
Industrials	29.5%
Information Technology	14.7%
Materials	12.6%
Real Estate	1.4%
Utilities	1.8%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.8%
Consumer Discretionary	20.8%
Consumer Staples	7.2%
Energy	3.5%
Financials	13.0%
Health Care	5.9%
Industrials	12.3%
Information Technology	6.4%
Materials	16.7%
Real Estate	7.7%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	18.7%
Consumer Staples	8.0%
Energy	3.9%
Financials	19.0%
Health Care	4.6%
Industrials	23.3%
Information Technology	6.9%
Materials	5.3%
Real Estate	3.2%
Utilities	3.4%
100.0%

The Continental Small Company Series
Communication Services	4.6%
Consumer Discretionary	8.6%
Consumer Staples	4.6%
Energy	3.3%
Financials	17.2%
Health Care	5.5%
Industrials	27.6%
Information Technology	11.3%
Materials	8.8%
Real Estate	4.6%
Utilities	3.9%
100.0%

The Canadian Small Company Series
Communication Services	1.0%
Consumer Discretionary	5.6%
Consumer Staples	5.2%
Energy	23.8%
Financials	8.6%
Health Care	2.1%
Industrials	13.5%
Information Technology	3.0%
Materials	26.8%
Real Estate	3.0%
Utilities	7.4%
100.0%

The Emerging Markets Series
Communication Services	8.9%
Consumer Discretionary	11.0%
Consumer Staples	6.4%
Energy	5.6%
Financials	21.1%
Health Care	3.8%
Industrials	7.4%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.1%
Utilities	2.7%
100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	12.9%
Consumer Staples	6.9%
Energy	1.8%
Financials	9.5%
Health Care	8.3%
Industrials	16.5%
Information Technology	15.8%
Materials	14.5%
Real Estate	5.7%
Utilities	4.4%
100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$119,312,644	1.0%
National Australia Bank Ltd.	5,228,713	100,658,739	0.8%
Westpac Banking Corp.	5,452,138	81,614,010	0.7%
# Woodside Energy Group Ltd.	3,559,994	80,777,414	0.7%
Other Securities		436,309,477	3.4%

TOTAL AUSTRALIA		818,672,284	6.6%

AUSTRIA — (0.1%)
Other Securities		9,086,922	0.1%

BELGIUM — (0.7%)
Other Securities		83,578,400	0.7%

CANADA — (8.9%)
Bank of Montreal	1,331,345	120,074,006	1.0%
Bank of Nova Scotia	589,160	29,409,079	0.2%
# Bank of Nova Scotia	2,113,499	105,484,735	0.8%
Canadian Imperial Bank of Commerce	1,446,994	60,662,995	0.5%
# Fairfax Financial Holdings Ltd.	96,097	67,154,770	0.5%
# Nutrien Ltd.	1,029,988	71,481,153	0.6%
Suncor Energy, Inc.	2,013,309	63,056,838	0.5%
# Teck Resources Ltd., Class B	2,050,761	95,565,463	0.8%
Other Securities		513,004,609	4.2%

TOTAL CANADA		1,125,893,648	9.1%

CHINA — (0.0%)
Other Security		717,299	0.0%

DENMARK — (1.9%)
DSV AS	379,252	71,376,093	0.6%
Other Securities		170,591,873	1.4%

TOTAL DENMARK		241,967,966	2.0%

FINLAND — (0.9%)
Other Securities		118,379,324	1.0%

FRANCE — (11.1%)
AXA SA	2,528,587	82,533,543	0.7%
BNP Paribas SA	1,819,966	117,594,218	1.0%
Cie de Saint-Gobain	1,784,858	103,333,825	0.8%
Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773	0.6%
Engie SA	3,701,762	59,244,062	0.5%
Orange SA	7,137,374	92,899,451	0.8%
Sanofi	899,474	96,934,773	0.8%
# TotalEnergies SE	6,840,726	437,121,783	3.5%
Other Securities		339,188,987	2.7%

TOTAL FRANCE		1,409,138,415	11.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
BASF SE	1,843,128	$95,334,201	0.8%
Bayer AG	2,060,836	136,007,516	1.1%
Bayerische Motoren Werke AG	942,197	105,605,576	0.9%
Mercedes-Benz Group AG	2,636,283	205,593,184	1.7%
Other Securities		335,202,388	2.6%

TOTAL GERMANY		877,742,865	7.1%

HONG KONG — (2.0%)
Other Securities		259,018,248	2.1%

IRELAND — (0.5%)
Other Securities		63,016,899	0.5%

ISRAEL — (0.5%)
Other Securities		63,848,848	0.5%

ITALY — (2.1%)
UniCredit SpA	4,159,978	82,431,948	0.7%
Other Securities		183,410,120	1.4%

TOTAL ITALY		265,842,068	2.1%

JAPAN — (18.4%)
Honda Motor Co. Ltd.	3,522,000	93,414,082	0.8%
Mitsubishi Corp.	2,121,600	78,660,133	0.6%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114	0.5%
Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072	0.6%
Toyota Motor Corp.	7,342,850	100,817,505	0.8%
Other Securities		1,915,874,650	15.5%

TOTAL JAPAN		2,330,865,556	18.8%

NETHERLANDS — (3.4%)
ING Groep NV	4,971,616	61,659,410	0.5%
Koninklijke Ahold Delhaize NV	4,003,663	137,664,548	1.1%
Other Securities		231,880,031	1.9%

TOTAL NETHERLANDS		431,203,989	3.5%

NEW ZEALAND — (0.2%)
Other Securities		26,318,317	0.2%

NORWAY — (0.8%)
Other Securities		106,553,986	0.9%

PORTUGAL — (0.1%)
Other Securities		15,234,444	0.1%

SINGAPORE — (1.0%)
Other Securities		131,844,943	1.1%

SPAIN — (2.1%)
Banco Santander SA	35,812,913	125,813,514	1.0%
Banco Santander SA, Sponsored ADR	219,342	761,117	0.0%
Repsol SA	4,381,555	64,363,729	0.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$73,621,975	0.6%

TOTAL SPAIN		264,560,335	2.1%

SWEDEN — (2.5%)
Other Securities		310,728,436	2.5%

SWITZERLAND — (10.1%)
Cie Financiere Richemont SA, Class A	922,306	152,457,909	1.2%
Holcim AG	997,555	65,911,175	0.5%
Novartis AG	1,706,093	174,522,856	1.4%
Novartis AG, Sponsored ADR	1,596,183	163,720,490	1.3%
Swisscom AG	94,854	65,122,052	0.5%
UBS Group AG	6,030,163	122,729,290	1.0%
#* UBS Group AG	1,233,581	24,980,015	0.2%
Zurich Insurance Group AG	348,909	169,204,186	1.4%
Other Securities		340,534,735	2.8%

TOTAL SWITZERLAND		1,279,182,708	10.3%

UNITED KINGDOM — (13.8%)
BP PLC	7,690,578	51,596,045	0.4%
BP PLC, Sponsored ADR	1,984,603	79,939,809	0.6%
British American Tobacco PLC	3,024,009	111,724,417	0.9%
British American Tobacco PLC, Sponsored ADR	838,885	31,080,689	0.2%
Glencore PLC	14,403,738	85,020,005	0.7%
HSBC Holdings PLC	13,535,003	97,551,453	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806	0.7%
Lloyds Banking Group PLC	164,752,825	100,090,742	0.8%
Shell PLC	307,658	9,453,763	0.1%
Shell PLC, ADR	9,015,405	558,774,802	4.5%
Vodafone Group PLC	51,300,878	61,618,782	0.5%
Other Securities		486,245,042	4.0%

TOTAL UNITED KINGDOM		1,756,883,355	14.2%

TOTAL COMMON STOCKS		11,990,279,255	96.9%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	66,793,721	0.6%
Other Securities		33,287,172	0.2%

TOTAL GERMANY		100,080,893	0.8%

TOTAL INVESTMENT SECURITIES (Cost $10,444,124,118)		12,090,360,148

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	52,997,021	613,016,538	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,057,042,247)		$12,703,376,686	102.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$66,138,067	2.3%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co. Ltd.	701,800	7,351,578	0.3%
NHK Spring Co. Ltd.	915,656	6,788,787	0.2%
Resorttrust, Inc.	514,664	8,498,548	0.3%
Other Securities		397,277,204	13.8%

TOTAL CONSUMER DISCRETIONARY		419,916,117	14.6%

CONSUMER STAPLES — (8.1%)
Milbon Co. Ltd.	165,752	6,988,498	0.3%
Nissui Corp.	1,771,500	7,745,841	0.3%
Pigeon Corp.	610,125	9,500,603	0.3%
Other Securities		209,354,057	7.2%

TOTAL CONSUMER STAPLES		233,588,999	8.1%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,163,958	0.3%
Other Securities		14,677,363	0.5%

TOTAL ENERGY		21,841,321	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	97,900	7,164,831	0.3%
Gunma Bank Ltd.	2,072,540	7,097,274	0.3%
Hachijuni Bank Ltd.	1,557,300	6,976,872	0.2%
Hirogin Holdings, Inc.	1,509,400	7,485,891	0.3%
Iyogin Holdings, Inc.	1,256,518	7,357,269	0.3%
JAFCO Group Co. Ltd.	533,900	6,803,010	0.2%
Kyushu Financial Group, Inc.	1,975,137	7,119,870	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	7,610,110	0.3%
Other Securities		195,976,483	6.6%

TOTAL FINANCIALS		253,591,610	8.8%

HEALTH CARE — (4.9%)
Other Securities		140,699,316	4.9%

INDUSTRIALS — (29.0%)
Daiseki Co. Ltd.	286,755	8,204,170	0.3%
DMG Mori Co. Ltd.	731,800	11,740,020	0.4%
EXEO Group, Inc.	414,900	7,698,514	0.3%
Furukawa Electric Co. Ltd.	418,600	7,663,927	0.3%
GS Yuasa Corp.	393,683	6,928,722	0.2%
# Hazama Ando Corp.	1,150,400	7,594,142	0.3%
Inaba Denki Sangyo Co. Ltd.	319,300	7,131,870	0.3%
Mabuchi Motor Co. Ltd.	252,834	7,135,527	0.3%
Meitec Corp.	478,200	8,080,604	0.3%
Mirait One Corp.	565,135	7,019,729	0.3%
Nagase & Co. Ltd.	584,600	9,210,466	0.3%
Nichias Corp.	378,700	7,658,984	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co. Ltd.	369,900	$7,168,059	0.3%
OSG Corp.	526,900	7,401,733	0.3%
Outsourcing, Inc.	731,600	7,452,495	0.3%
Ushio, Inc.	600,400	7,468,712	0.3%
Other Securities		710,371,189	24.3%

TOTAL INDUSTRIALS		835,928,863	29.1%

INFORMATION TECHNOLOGY — (14.4%)
Anritsu Corp.	851,999	7,801,334	0.3%
Citizen Watch Co. Ltd.	1,550,700	8,580,554	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,846,024	0.4%
Macnica Holdings, Inc.	326,750	8,979,183	0.3%
Maruwa Co. Ltd.	55,400	7,064,880	0.3%
NET One Systems Co. Ltd.	327,200	7,714,843	0.3%
Nippon Electric Glass Co. Ltd.	359,436	6,861,709	0.3%
NSD Co. Ltd.	482,660	8,879,198	0.3%
Sanken Electric Co. Ltd.	126,500	9,501,356	0.3%
Tokyo Seimitsu Co. Ltd.	232,600	8,581,078	0.3%
Topcon Corp.	663,300	9,448,169	0.3%
Other Securities		321,400,100	11.1%

TOTAL INFORMATION TECHNOLOGY		415,658,428	14.5%

MATERIALS — (12.4%)
ADEKA Corp.	507,000	8,561,947	0.3%
Asahi Holdings, Inc.	472,200	6,951,864	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,229,716	0.3%
Sumitomo Bakelite Co. Ltd.	194,100	7,422,961	0.3%
Taiheiyo Cement Corp.	447,300	8,020,596	0.3%
Tokai Carbon Co. Ltd.	919,200	8,353,418	0.3%
UBE Corp.	611,100	9,694,127	0.3%
Other Securities		301,612,764	10.4%

TOTAL MATERIALS		358,847,393	12.5%

REAL ESTATE — (1.3%)
Other Securities		38,956,963	1.3%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	9,516,090	0.3%
Other Securities		40,933,865	1.4%

TOTAL UTILITIES		50,449,955	1.7%

TOTAL COMMON STOCKS (Cost $2,744,626,758)		2,835,617,032	98.6%

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	4,342,848	50,233,722	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,794,859,089)		$2,885,850,754	100.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,138,067	—	$66,138,067
Consumer Discretionary	—	419,916,117	—	419,916,117
Consumer Staples	—	233,588,999	—	233,588,999
Energy	—	21,841,321	—	21,841,321
Financials	—	253,591,610	—	253,591,610
Health Care	—	140,699,316	—	140,699,316
Industrials	—	835,928,863	—	835,928,863
Information Technology	—	415,658,428	—	415,658,428
Materials	—	358,847,393	—	358,847,393
Real Estate	—	38,956,963	—	38,956,963
Utilities	—	50,449,955	—	50,449,955
Securities Lending Collateral	—	50,233,722	—	50,233,722

TOTAL	—	$2,885,850,754	—	$2,885,850,754

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
AUSTRALIA — (61.7%)
	AMP Ltd.	13,156,282	$9,946,900	0.8%
	Ansell Ltd.	654,057	11,639,006	0.9%
#	ARB Corp. Ltd.	498,463	10,648,592	0.8%
	AUB Group Ltd.	762,060	13,966,594	1.1%
	Bapcor Ltd.	2,107,733	9,197,290	0.7%
	Beach Energy Ltd.	9,561,631	9,411,404	0.7%
*	Bellevue Gold Ltd.	8,307,472	7,798,670	0.6%
#	Breville Group Ltd.	627,990	8,627,006	0.7%
#	Corporate Travel Management Ltd.	729,339	10,204,367	0.8%
	CSR Ltd.	3,176,445	11,119,852	0.9%
#*	De Grey Mining Ltd.	7,594,615	8,151,399	0.6%
	Downer EDI Ltd.	4,211,433	9,963,128	0.8%
	Eagers Automotive Ltd.	899,116	8,490,776	0.7%
#*	Flight Centre Travel Group Ltd.	786,266	10,325,038	0.8%
	Gold Road Resources Ltd.	7,631,631	9,495,915	0.7%
	# GUD Holdings Ltd.	1,059,688	6,759,691	0.5%
	Healius Ltd.	3,465,521	6,886,991	0.5%
	HUB24 Ltd.	481,265	9,099,942	0.7%
	Insignia Financial Ltd.	4,424,048	8,780,707	0.7%
	IPH Ltd.	1,357,005	7,340,955	0.6%
	IRESS Ltd.	1,180,193	8,109,092	0.6%
	Lifestyle Communities Ltd.	621,484	7,036,557	0.6%
	Lovisa Holdings Ltd.	380,345	6,747,762	0.5%
	Netwealth Group Ltd.	750,336	6,818,338	0.5%
	nib holdings Ltd.	2,790,913	14,320,430	1.1%
	Nine Entertainment Co. Holdings Ltd.	6,129,428	8,454,999	0.7%
	Nufarm Ltd.	2,267,973	8,432,823	0.7%
	Orora Ltd.	5,280,211	12,068,123	0.9%
*	Paladin Energy Ltd.	16,375,142	7,202,137	0.6%
	Perpetual Ltd.	670,235	10,953,564	0.9%
	Perseus Mining Ltd.	8,455,260	12,495,963	1.0%
#*	Regis Resources Ltd.	5,024,922	7,109,934	0.6%
	Reliance Worldwide Corp. Ltd.	4,579,687	12,489,400	1.0%
*	Sandfire Resources Ltd.	3,243,721	14,132,411	1.1%
	Sims Ltd.	1,036,292	10,860,078	0.8%
*	Star Entertainment Group Ltd.	9,779,375	8,289,729	0.6%
	Super Retail Group Ltd.	1,057,351	9,542,159	0.7%
	Tabcorp Holdings Ltd.	12,158,213	8,480,529	0.7%
#*	Webjet Ltd.	2,404,516	11,891,159	0.9%
	Other Securities		428,181,856	32.9%

TOTAL AUSTRALIA			801,471,266	62.0%

CHINA — (0.1%)
	Other Securities		1,509,398	0.1%

HONG KONG — (22.4%)
	ASMPT Ltd.	1,584,800	12,459,941	1.0%
	Hysan Development Co. Ltd.	3,175,000	8,972,694	0.7%
	Kerry Properties Ltd.	3,074,500	7,932,534	0.6%
	Luk Fook Holdings International Ltd.	3,450,000	11,055,607	0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Pacific Basin Shipping Ltd.	27,975,000	$9,734,073	0.8%
PCCW Ltd.	17,803,545	9,286,827	0.7%
* SJM Holdings Ltd.	13,900,750	7,238,542	0.6%
VTech Holdings Ltd.	1,166,000	7,000,123	0.5%
Other Securities		216,993,607	16.7%

TOTAL HONG KONG		290,673,948	22.5%

NEW ZEALAND — (4.0%)
Chorus Ltd.	1,935,849	10,350,954	0.8%
Other Securities		41,585,259	3.2%

TOTAL NEW ZEALAND		51,936,213	4.0%

SINGAPORE — (11.0%)
ComfortDelGro Corp. Ltd.	9,307,100	8,331,464	0.6%
Keppel Infrastructure Trust	18,468,846	6,789,133	0.5%
Other Securities		127,137,725	9.9%

TOTAL SINGAPORE		142,258,322	11.0%

TOTAL COMMON STOCKS		1,287,849,147	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		4,888	0.0%

SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL RIGHTS/WARRANTS		20,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,491,730,927)		1,287,869,952

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	893,771	10,338,251	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,502,068,586)		$1,298,208,203	100.4%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,954	$801,278,444	$180,868	$801,471,266
China	—	1,509,398	—	1,509,398
Hong Kong	126,997	290,237,792	309,159	290,673,948
New Zealand	—	51,936,213	—	51,936,213
Singapore	—	141,414,487	843,835	142,258,322

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Australia	—	$4,888	—		$4,888
Singapore	—	15,917	—		15,917
Securities Lending Collateral	—	10,338,251	—		10,338,251

TOTAL	$138,951	$1,296,735,390	$1,333,862	^	$1,298,208,203

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.6%)
Moneysupermarket.com Group PLC	3,209,924	$11,084,309	0.8%
Other Securities		39,246,543	2.8%

TOTAL COMMUNICATION SERVICES		50,330,852	3.6%

CONSUMER DISCRETIONARY — (18.6%)
Bellway PLC	469,559	14,236,773	1.0%
Domino’s Pizza Group PLC	3,097,499	11,459,734	0.8%
Games Workshop Group PLC	176,924	22,083,298	1.6%
Greggs PLC	601,854	21,375,392	1.5%
Inchcape PLC	2,177,596	22,168,922	1.6%
Pets at Home Group PLC	2,837,331	13,764,926	1.0%
* Playtech PLC	1,926,086	13,981,383	1.0%
* SSP Group PLC	3,311,469	10,728,639	0.8%
Vistry Group PLC	1,351,196	13,318,478	1.0%
Other Securities		114,161,894	8.1%

TOTAL CONSUMER DISCRETIONARY		257,279,439	18.4%

CONSUMER STAPLES — (7.9%)
Britvic PLC	1,626,728	18,701,806	1.4%
Cranswick PLC	366,623	14,825,982	1.1%
* Marks & Spencer Group PLC	8,636,213	17,869,144	1.3%
Tate & Lyle PLC	2,205,560	22,615,469	1.6%
Other Securities		36,096,333	2.5%

TOTAL CONSUMER STAPLES		110,108,734	7.9%

ENERGY — (3.9%)
* Capricorn Energy PLC	4,040,365	11,138,134	0.8%
* John Wood Group PLC	3,827,355	10,860,026	0.8%
Other Securities		31,543,571	2.2%

TOTAL ENERGY		53,541,731	3.8%

FINANCIALS — (18.8%)
Beazley PLC	2,773,679	20,809,423	1.5%
Burford Capital Ltd.	954,004	12,549,014	0.9%
Direct Line Insurance Group PLC	4,937,627	10,672,414	0.8%
Hiscox Ltd.	1,189,795	17,707,904	1.3%
Lancashire Holdings Ltd.	1,661,042	12,803,047	0.9%
Man Group PLC	7,541,211	21,567,621	1.5%
OSB Group PLC	2,159,707	13,522,662	1.0%
Paragon Banking Group PLC	1,921,607	12,145,771	0.9%
Plus500 Ltd.	519,961	10,877,897	0.8%
Virgin Money UK PLC	6,472,181	12,720,410	0.9%
Other Securities		114,922,468	8.2%

TOTAL FINANCIALS		260,298,631	18.7%

HEALTH CARE — (4.6%)
CVS Group PLC	411,527	10,967,450	0.8%
* Indivior PLC	759,374	14,575,234	1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Mediclinic International PLC	2,400,508	$15,046,983	1.1%
Other Securities		22,517,090	1.6%

TOTAL HEALTH CARE		63,106,757	4.5%

INDUSTRIALS — (23.1%)
* Babcock International Group PLC	2,909,347	11,629,827	0.8%
Balfour Beatty PLC	3,585,302	17,278,103	1.2%
Bodycote PLC	1,222,653	10,618,330	0.8%
Diploma PLC	404,082	13,693,038	1.0%
Grafton Group PLC	1,489,341	16,244,320	1.2%
Hays PLC	9,184,503	13,176,578	0.9%
JET2 PLC	813,756	12,567,758	0.9%
Pagegroup PLC	1,947,013	11,111,478	0.8%
QinetiQ Group PLC	3,241,231	15,144,891	1.1%
Rotork PLC	4,230,857	17,436,568	1.3%
Serco Group PLC	5,743,194	10,985,807	0.8%
Travis Perkins PLC	1,194,868	14,420,454	1.0%
Other Securities		155,963,272	11.2%

TOTAL INDUSTRIALS		320,270,424	23.0%

INFORMATION TECHNOLOGY — (6.9%)
Computacenter PLC	497,525	14,423,723	1.0%
Oxford Instruments PLC	343,024	11,896,737	0.9%
Softcat PLC	665,854	11,218,824	0.8%
Spectris PLC	394,979	18,705,257	1.3%
Other Securities		39,001,164	2.8%

TOTAL INFORMATION TECHNOLOGY		95,245,705	6.8%

MATERIALS — (5.3%)
Victrex PLC	540,365	11,418,498	0.8%
Other Securities		61,417,731	4.4%

TOTAL MATERIALS		72,836,229	5.2%

REAL ESTATE — (3.2%)
Grainger PLC	4,237,552	13,786,760	1.0%
Savills PLC	961,872	11,644,384	0.8%
Other Securities		18,435,959	1.4%

TOTAL REAL ESTATE		43,867,103	3.2%

UTILITIES — (3.3%)
Drax Group PLC	2,467,126	19,549,750	1.4%
Pennon Group PLC	1,371,280	14,829,907	1.1%
Other Securities		11,719,902	0.8%

TOTAL UTILITIES		46,099,559	3.3%

TOTAL COMMON STOCKS (Cost $1,335,686,692)		1,372,985,164	98.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	922,135	$10,666,335	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,346,352,864)		$1,383,651,499	99.2%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$16,622	$50,314,230	—		$50,330,852
Consumer Discretionary	51,323	257,228,116	—		257,279,439
Consumer Staples	—	110,108,734	—		110,108,734
Energy	—	53,541,731	—		53,541,731
Financials	—	260,298,351	$280		260,298,631
Health Care	—	63,105,091	1,666		63,106,757
Industrials	—	320,270,424	—		320,270,424
Information Technology	—	95,245,705	—		95,245,705
Materials	—	72,836,229	—		72,836,229
Real Estate	—	43,867,103	—		43,867,103
Utilities	—	46,099,559	—		46,099,559
Securities Lending Collateral	—	10,666,335	—		10,666,335

TOTAL	$67,945	$1,383,581,608	$1,946	^	$1,383,651,499

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets
	COMMON STOCKS — (91.7%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$28,483,863	0.5%
Ω	BAWAG Group AG	433,516	21,144,323	0.4%
	voestalpine AG	615,510	21,340,791	0.4%
	Other Securities		111,054,078	2.2%

	TOTAL AUSTRIA		182,023,055	3.5%

	BELGIUM — (3.9%)
	Ackermans & van Haaren NV	171,688	30,199,115	0.6%
	Euronav NV	1,303,139	22,323,832	0.4%
	Other Securities		163,434,915	3.1%

	TOTAL BELGIUM		215,957,862	4.1%

	DENMARK — (6.3%)
*	Jyske Bank AS	437,851	32,012,983	0.6%
	Ringkjoebing Landbobank AS	197,625	27,795,764	0.5%
	Royal Unibrew AS	312,981	27,975,522	0.5%
	SimCorp AS	252,149	27,331,775	0.5%
	Sydbank AS	461,164	20,574,525	0.4%
	Other Securities		218,613,995	4.2%

	TOTAL DENMARK		354,304,564	6.7%

	FINLAND — (5.1%)
	Huhtamaki Oyj	631,957	22,779,534	0.4%
	Orion Oyj, Class B	600,547	28,209,551	0.5%
	Valmet Oyj	972,053	32,886,233	0.6%
	Wartsila OYJ Abp	1,942,166	22,523,555	0.4%
	Other Securities		179,180,756	3.5%

	TOTAL FINLAND		285,579,629	5.4%

	FRANCE — (10.4%)
	Alten SA	134,859	22,927,103	0.4%
	Elis SA	1,241,664	24,664,191	0.5%
	Rexel SA	1,298,768	30,084,148	0.6%
	Sopra Steria Group SACA	119,421	25,850,275	0.5%
	SPIE SA	871,653	27,206,936	0.5%
	Other Securities		452,465,169	8.6%

	TOTAL FRANCE		583,197,822	11.1%

	GERMANY — (13.6%)
	Freenet AG	931,981	26,569,857	0.5%
	Gerresheimer AG	231,069	25,178,981	0.5%
	HUGO BOSS AG	412,000	31,061,308	0.6%
	K&S AG	1,093,745	21,815,660	0.4%
	Lanxess AG	572,100	23,311,240	0.4%
	Other Securities		634,386,206	12.1%

	TOTAL GERMANY		762,323,252	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,135,237	$53,113,324	1.0%
	Other Securities		31,042,131	0.6%

TOTAL IRELAND			84,155,455	1.6%

ISRAEL — (2.1%)
	Other Securities		115,407,282	2.2%

ITALY — (9.0%)
	Banco BPM SpA	9,876,720	40,159,511	0.8%
#	BPER Banca	7,525,929	21,138,053	0.4%
	Brunello Cucinelli SpA	248,717	23,815,249	0.5%
	Italgas SpA	3,498,389	22,842,660	0.4%
	Leonardo SpA	2,654,010	31,627,552	0.6%
	Other Securities		366,284,618	6.9%

TOTAL ITALY			505,867,643	9.6%

NETHERLANDS — (5.1%)
	Aalberts NV	673,240	31,093,989	0.6%
	Arcadis NV	526,995	21,769,601	0.4%
	ASR Nederland NV	568,855	25,019,744	0.5%
#	BE Semiconductor Industries NV	392,853	35,362,123	0.7%
Ω	Signify NV	689,279	23,019,460	0.4%
	Other Securities		148,502,490	2.8%

TOTAL NETHERLANDS			284,767,407	5.4%

NORWAY — (2.0%)
	Other Securities		113,164,821	2.2%

PORTUGAL — (0.9%)
	Other Securities		52,683,284	1.0%

SPAIN — (5.5%)
#	Banco de Sabadell SA	36,362,876	37,897,250	0.7%
#	Bankinter SA	4,245,482	25,104,454	0.5%
	Enagas SA	1,457,648	29,183,113	0.6%
	Other Securities		217,782,530	4.1%

TOTAL SPAIN			309,967,347	5.9%

SWEDEN — (5.8%)
	Other Securities		327,993,830	6.2%

SWITZERLAND — (17.2%)
	Allreal Holding AG	123,491	21,914,594	0.4%
	Belimo Holding AG	65,574	31,647,887	0.6%
	BKW AG	161,471	27,651,374	0.5%
	Bucher Industries AG	54,010	24,323,169	0.5%
*	Dufry AG	492,648	22,774,742	0.4%
	Flughafen Zurich AG.	145,858	28,073,091	0.5%
Ω	Galenica AG	258,527	23,168,873	0.4%
	Georg Fischer AG	626,442	45,680,066	0.9%
	Helvetia Holding AG	262,788	39,311,056	0.8%
	PSP Swiss Property AG	337,750	39,773,828	0.8%
	Siegfried Holding AG	32,647	25,161,326	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
	SWITZERLAND — (Continued)
#Ω	VAT Group AG	73,622	$25,973,064	0.5%
	Other Securities		608,074,429	11.5%

TOTAL SWITZERLAND			963,527,499	18.3%

	UNITED STATES — (0.1%)
	Other Securities		3,874,050	0.1%

TOTAL COMMON STOCKS			5,144,794,802	97.8%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		48,481,829	0.9%

	RIGHTS/WARRANTS — (0.0%)
	FRANCE — (0.0%)
	Other Security		206,335	0.0%

	SPAIN — (0.0%)
	Other Securities		497,048	0.0%

TOTAL RIGHTS/WARRANTS			703,383	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,267,220,091)		5,193,980,014

			Value†	Percentage of Net Assets‡
	SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	36,018,452	416,625,437	7.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,683,820,954)		$5,610,605,451	106.6%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,023,055	—	$182,023,055
Belgium	$4,043,710	211,914,152	—	215,957,862
Denmark	—	354,304,564	—	354,304,564
Finland	—	285,579,629	—	285,579,629
France	—	583,197,822	—	583,197,822
Germany	120,999	762,202,253	—	762,323,252
Ireland	—	84,155,455	—	84,155,455
Israel	586,594	114,820,688	—	115,407,282
Italy	—	505,867,643	—	505,867,643
Netherlands	—	284,767,407	—	284,767,407
Norway	338,882	112,825,939	—	113,164,821
Portugal	—	52,683,284	—	52,683,284
Spain	—	309,967,347	—	309,967,347

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$119,940	$327,873,890	—	$327,993,830
Switzerland	284,011	963,243,488	—	963,527,499
United States	—	3,874,050	—	3,874,050
Preferred Stocks
Germany	—	48,481,829	—	48,481,829
Rights/Warrants
France	—	206,335	—	206,335
Spain	—	497,048	—	497,048
Securities Lending Collateral	—	416,625,437	—	416,625,437

TOTAL	$5,494,136	$5,605,111,315	—	$5,610,605,451

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (0.9%)
	Other Securities		$13,405,538	1.0%

CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	490,659	15,594,181	1.2%
	Linamar Corp.	252,633	12,008,389	0.9%
	Other Securities		44,049,949	3.4%

TOTAL CONSUMER DISCRETIONARY			71,652,519	5.5%

CONSUMER STAPLES — (4.7%)
#	Maple Leaf Foods, Inc.	438,446	8,983,475	0.7%
#	North West Co., Inc.	292,056	8,566,487	0.7%
#	Premium Brands Holdings Corp.	244,773	18,375,364	1.4%
	Primo Water Corp.	83,625	1,270,264	0.1%
	Primo Water Corp.	799,922	12,150,714	0.9%
	Other Securities		17,161,465	1.3%

TOTAL CONSUMER STAPLES			66,507,769	5.1%

ENERGY — (21.6%)
*	Baytex Energy Corp.	2,700,011	10,163,528	0.8%
#	Birchcliff Energy Ltd.	1,560,817	9,458,101	0.7%
#	Crescent Point Energy Corp.	2,349,740	17,377,861	1.4%
	Crescent Point Energy Corp.	679,547	5,028,648	0.4%
#	Enerplus Corp.	1,253,055	18,737,790	1.5%
	Enerplus Corp.	28,353	424,161	0.0%
	Gibson Energy, Inc.	899,205	15,258,311	1.2%
*	MEG Energy Corp.	1,197,577	19,941,202	1.5%
*	NuVista Energy Ltd.	1,051,851	9,129,990	0.7%
	Paramount Resources Ltd., Class A	487,473	11,542,341	0.9%
	Parex Resources, Inc.	727,671	14,775,237	1.1%
	Parkland Corp.	848,828	20,017,016	1.6%
#	Peyto Exploration & Development Corp.	1,059,984	9,654,355	0.8%
#	PrairieSky Royalty Ltd.	1,182,767	18,664,471	1.4%
#	Vermilion Energy, Inc.	716,524	9,069,924	0.7%
	Vermilion Energy, Inc.	233,451	2,957,824	0.2%
#	Whitecap Resources, Inc.	1,227,889	9,679,195	0.8%
	Other Securities		105,507,690	8.1%

TOTAL ENERGY			307,387,645	23.8%

FINANCIALS — (7.8%)
#	CI Financial Corp.	1,010,158	9,946,125	0.8%
	Element Fleet Management Corp.	1,212,478	15,857,925	1.2%
#	Home Capital Group, Inc.	284,804	9,154,677	0.7%
#	Laurentian Bank of Canada	370,975	8,819,504	0.7%
	Other Securities		66,889,464	5.2%

TOTAL FINANCIALS			110,667,695	8.6%

HEALTH CARE — (1.9%)
#*	Bausch Health Cos., Inc.	1,533,896	11,304,814	0.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$15,368,522	1.2%

TOTAL HEALTH CARE			26,673,336	2.1%

INDUSTRIALS — (12.2%)
#*	ATS Corp.	405,936	17,401,751	1.4%
*	Bombardier, Inc., Class A	13,989	610,938	0.1%
#*	Bombardier, Inc., Class B	458,761	19,815,252	1.5%
#	Boyd Group Services, Inc.	118,316	19,731,705	1.5%
	Finning International, Inc.	811,389	21,026,584	1.6%
	Richelieu Hardware Ltd.	316,493	9,516,865	0.7%
#	Russel Metals, Inc.	348,423	8,872,269	0.7%
#	SNC-Lavalin Group, Inc.	963,814	22,195,075	1.7%
	Other Securities		55,277,041	4.3%

TOTAL INDUSTRIALS			174,447,480	13.5%

INFORMATION TECHNOLOGY — (2.7%)
#*	BlackBerry Ltd.	2,594,056	10,142,759	0.8%
	Other Securities		28,753,007	2.2%

TOTAL INFORMATION TECHNOLOGY			38,895,766	3.0%

MATERIALS — (24.3%)
	Alamos Gold, Inc., Class A	2,146,839	27,745,612	2.2%
	Alamos Gold, Inc., Class A	31,783	410,954	0.0%
	B2Gold Corp.	1,419,420	5,584,020	0.4%
	B2Gold Corp.	4,573,000	18,017,620	1.4%
#*	Capstone Copper Corp.	2,311,783	10,869,143	0.8%
	Methanex Corp.	203,098	9,091,703	0.7%
	Methanex Corp.	126,782	5,678,566	0.4%
	OceanaGold Corp.	3,802,570	8,700,570	0.7%
	Osisko Gold Royalties Ltd.	645,585	10,492,513	0.8%
	Osisko Gold Royalties Ltd.	278,602	4,530,069	0.4%
	Pan American Silver Corp.	649,568	11,564,070	0.9%
#	Pan American Silver Corp.	1,138,830	20,282,562	1.6%
#	SSR Mining, Inc.	847,686	12,137,952	0.9%
	SSR Mining, Inc.	318,436	4,560,004	0.4%
#	Stelco Holdings, Inc.	247,737	8,656,213	0.7%
	Stella-Jones, Inc.	302,188	11,825,669	0.9%
	Other Securities		175,945,839	13.6%

TOTAL MATERIALS			346,093,079	26.8%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,692,736	0.8%
	Tricon Residential, Inc.	1,203,306	9,645,277	0.8%
	Other Securities		19,649,750	1.4%

TOTAL REAL ESTATE			38,987,763	3.0%

UTILITIES — (6.7%)
	Atco Ltd., Class I	399,551	13,202,863	1.0%
	Boralex, Inc., Class A	505,030	14,723,907	1.2%
	Capital Power Corp.	687,087	22,394,923	1.7%
	TransAlta Corp.	1,716,689	15,306,199	1.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$29,419,284	2.3%

TOTAL UTILITIES		95,047,176	7.4%

TOTAL COMMON STOCKS (Cost $1,137,042,305)		1,289,765,766	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@§ The DFA Short Term Investment Fund	11,717,045	135,531,056	10.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,272,560,669)		$1,425,296,822	110.3%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,720,569	$3,684,969	—	$13,405,538
Consumer Discretionary	71,652,519	—	—	71,652,519
Consumer Staples	66,507,769	—	—	66,507,769
Energy	307,387,645	—	—	307,387,645
Financials	110,556,627	111,068	—	110,667,695
Health Care	26,649,839	23,497	—	26,673,336
Industrials	174,447,480	—	—	174,447,480
Information Technology	38,895,766	—	—	38,895,766
Materials	346,093,079	—	—	346,093,079
Real Estate	38,987,763	—	—	38,987,763
Utilities	95,047,176	—	—	95,047,176
Securities Lending Collateral	—	135,531,056	—	135,531,056

TOTAL	$1,285,946,232	$139,350,590	—	$1,425,296,822

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.2%)
	BRAZIL — (3.8%)
	Petroleo Brasileiro SA	2,733,556	$14,616,452	0.3%
	Vale SA	2,364,713	34,324,790	0.8%
	Other Securities		122,444,828	2.7%

	TOTAL BRAZIL		171,386,070	3.8%

	CHILE — (0.5%)
	Other Securities		22,525,331	0.5%

	CHINA — (27.4%)
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153	0.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254	1.6%
*	Baidu, Inc., Class A	1,330,750	20,030,316	0.5%
	Bank of China Ltd., Class H	43,912,181	17,536,678	0.4%
	BYD Co. Ltd., Class H	403,886	12,248,344	0.3%
	China Construction Bank Corp., Class H	59,766,590	39,955,518	0.9%
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096	0.3%
	China Resources Land Ltd.	3,890,666	18,117,879	0.4%
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654	0.3%
	Lenovo Group Ltd.	11,739,278	12,010,170	0.3%
*Ω	Meituan, Class B	1,414,140	24,168,287	0.6%
	NetEase, Inc., ADR	193,704	17,264,838	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169	0.7%
	Tencent Holdings Ltd.	3,556,400	157,961,459	3.5%
*Ω	Xiaomi Corp., Class B	11,267,400	15,992,987	0.4%
	Yum China Holdings, Inc.	268,973	16,455,768	0.4%
	Other Securities		724,696,748	15.4%

	TOTAL CHINA.		1,251,589,622	27.5%

	COLOMBIA — (0.1%)
	Other Securities		4,635,722	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		9,694,368	0.2%

	EGYPT — (0.0%)
	Other Securities		1,598,544	0.0%

	GREECE — (0.4%)
	Other Securities		19,443,115	0.4%

	HUNGARY — (0.3%)
	Other Securities		11,972,072	0.3%

	INDIA — (15.3%)
	Axis Bank Ltd.	1,326,166	13,998,877	0.3%
	Bharti Airtel Ltd.	1,469,776	14,380,942	0.3%
	HDFC Bank Ltd.	1,437,186	29,706,188	0.7%
	Hindalco Industries Ltd.	2,190,616	11,737,454	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Hindustan Unilever Ltd.	440,646	$13,267,083	0.3%
Housing Development Finance Corp. Ltd.	698,934	23,765,926	0.5%
ICICI Bank Ltd.	1,390,129	15,710,363	0.4%
ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238	0.3%
Infosys Ltd.	1,779,532	27,461,060	0.6%
Larsen & Toubro Ltd.	411,559	11,909,908	0.3%
Mahindra & Mahindra Ltd.	905,189	13,599,181	0.3%
Reliance Industries Ltd.	1,374,995	40,823,304	0.9%
Tata Consultancy Services Ltd.	551,248	21,765,739	0.5%
Tata Steel Ltd.	11,675,250	15,485,845	0.3%
Other Securities		429,663,630	9.4%

TOTAL INDIA		698,062,738	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	24,391,800	15,094,889	0.3%
Other Securities		81,215,746	1.8%

TOTAL INDONESIA		96,310,635	2.1%

KUWAIT — (0.2%)
Other Securities		9,763,241	0.2%

MALAYSIA — (1.6%)
Other Securities		73,832,068	1.6%

MEXICO — (2.6%)
America Movil SAB de CV, Class B	16,121,214	17,385,931	0.4%
Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633	0.4%
Other Securities		83,430,498	1.8%

TOTAL MEXICO		118,366,062	2.6%

PERU — (0.1%)
Other Securities		5,185,120	0.1%

PHILIPPINES — (0.8%)
Other Securities		34,579,446	0.8%

POLAND — (0.9%)
Other Securities		40,365,337	0.9%

QATAR — (0.8%)
Other Securities		37,697,226	0.8%

SAUDI ARABIA — (4.0%)
Al Rajhi Bank	1,034,714	21,356,441	0.5%
Ω Saudi Arabian Oil Co.	1,243,159	11,982,882	0.3%
Saudi National Bank	901,579	11,832,915	0.3%
Saudi Telecom Co.	976,121	11,748,566	0.3%
Other Securities		125,991,726	2.6%

TOTAL SAUDI ARABIA		182,912,530	4.0%

SOUTH AFRICA — (3.6%)
Other Securities		163,219,552	3.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.3%)
LG Electronics, Inc.	157,679	$12,948,270	0.3%
Samsung Electronics Co. Ltd.	3,140,501	154,525,480	3.4%
SK Hynix, Inc.	390,989	26,307,102	0.6%
Other Securities		365,090,894	8.0%

TOTAL SOUTH KOREA		558,871,746	12.3%

TAIWAN — (16.6%)
# CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032	0.3%
Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520	0.4%
MediaTek, Inc.	759,995	16,525,209	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193	4.8%
Other Securities		490,947,350	10.8%

TOTAL TAIWAN		758,236,304	16.7%

THAILAND — (2.3%)
Other Securities		104,944,775	2.3%

TURKEY — (0.8%)
Other Securities		35,099,201	0.8%

UNITED ARAB EMIRATES — (1.5%)
Other Securities		66,754,308	1.5%

UNITED STATES — (0.0%)
Other Security		1,459,048	0.0%

TOTAL COMMON STOCKS		4,478,504,181	98.5%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	2,317,176	12,041,622	0.3%
Petroleo Brasileiro SA	2,952,047	14,026,929	0.3%
Other Securities		16,744,032	0.3%

TOTAL BRAZIL		42,812,583	0.9%

CHILE — (0.0%)
Other Security		865,071	0.0%

COLOMBIA — (0.0%)
Other Securities		553,440	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,136	0.0%

TOTAL PREFERRED STOCKS		44,246,230	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		3,557	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	3,072,381	$35,538,231	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,985,843,039)		$4,558,292,199	100.2%

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants Brazil	—	$3,557	—		$3,557
Securities Lending Collateral	—	35,538,231	—		35,538,231
Futures Contracts**	$632,544	—	—		632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969	^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
	TOTVS SA	1,646,258	$8,469,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,640,830	0.3%
	Ultrapar Participacoes SA	2,149,572	6,223,148	0.2%
	Other Securities		147,833,968	3.6%

TOTAL BRAZIL			172,167,208	4.3%

CHILE — (0.7%)
	Other Securities		29,735,042	0.8%

CHINA — (24.8%)
	Beijing Enterprises Holdings Ltd.	1,690,500	7,015,554	0.2%
	C&D International Investment Group Ltd.	2,064,788	6,358,785	0.2%
	China Conch Venture Holdings Ltd.	5,111,000	8,154,730	0.2%
	China Everbright Environment Group Ltd.	14,046,000	5,962,868	0.2%
*Ω	China Literature Ltd.	1,372,000	6,338,755	0.2%
	China Medical System Holdings Ltd.	5,268,500	8,746,339	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,788,826	0.2%
	China Power International Development Ltd.	19,267,333	7,313,847	0.2%
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	6,815,415	0.2%
	Chinasoft International Ltd.	9,590,000	6,393,099	0.2%
	Far East Horizon Ltd.	6,821,000	6,136,321	0.2%
	Guangdong Investment Ltd.	7,234,000	6,915,533	0.2%
	Haitian International Holdings Ltd.	2,497,000	6,487,906	0.2%
	Hengan International Group Co. Ltd.	2,254,500	10,069,629	0.3%
*Ω	Hua Hong Semiconductor Ltd.	2,229,000	9,159,200	0.3%
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	7,876,200	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,813,922	0.2%
	Kingboard Holdings Ltd.	2,616,921	8,014,926	0.2%
	Kingsoft Corp. Ltd.	3,366,000	14,796,002	0.4%
	Kunlun Energy Co. Ltd.	12,390,000	11,485,621	0.3%
	Minth Group Ltd.	2,963,000	8,579,622	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,601,200	9,557,838	0.3%
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,443,519	0.2%
	TravelSky Technology Ltd., Class H	3,352,000	6,691,021	0.2%
Ω	Yadea Group Holdings Ltd.	4,086,000	9,553,182	0.3%
	Yuexiu Property Co. Ltd.	5,505,456	7,964,544	0.2%
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	6,155,793	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	6,686,485	0.2%
	Other Securities		771,907,844	18.6%

TOTAL CHINA			993,183,326	24.9%

COLOMBIA — (0.1%)
	Other Securities		3,421,185	0.1%

GREECE — (0.4%)
	Other Securities		15,845,772	0.4%

HONG KONG — (0.0%)
	Other Securities		162,890	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HUNGARY — (0.0%)
	Other Securities		$1,542,255	0.0%

	INDIA — (16.5%)
	Federal Bank Ltd.	5,370,459	8,892,903	0.2%
	KPIT Technologies Ltd.	686,673	7,717,992	0.2%
	Persistent Systems Ltd.	203,164	11,810,212	0.3%
	Phoenix Mills Ltd.	336,538	5,955,687	0.2%
	Supreme Industries Ltd.	207,576	6,898,229	0.2%
	Tube Investments of India Ltd.	314,381	9,958,087	0.3%
	Other Securities		610,361,996	15.2%

	TOTAL INDIA		661,595,106	16.6%

	INDONESIA — (1.9%)
	Other Securities		77,356,198	1.9%

	KUWAIT — (0.1%)
	Other Securities		4,301,283	0.1%

	MALAYSIA — (1.6%)
	Other Securities		63,002,024	1.6%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	8,463,533	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,361,595	0.2%
	Grupo Comercial Chedraui SA de CV	1,733,477	10,248,817	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,506,705	0.3%
*	Industrias CH SAB de CV, Class B	1,697,905	19,211,980	0.5%
	La Comer SAB de CV	2,986,626	6,528,235	0.2%
	Other Securities		63,309,761	1.4%

	TOTAL MEXICO.		124,630,626	3.1%

	PHILIPPINES — (1.1%)
	Other Securities		43,922,039	1.1%

	POLAND — (1.2%)
	Grupa Kety SA	54,308	7,404,726	0.2%
	KRUK SA	66,442	5,998,398	0.2%
	Other Securities		32,880,505	0.8%

	TOTAL POLAND		46,283,629	1.2%

	QATAR — (0.7%)
	Other Securities		28,125,020	0.7%

	SAUDI ARABIA — (4.1%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	7,765,734	0.2%
	Other Securities		157,647,203	3.9%

	TOTAL SAUDI ARABIA		165,412,937	4.1%

	SOUTH AFRICA — (3.2%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,765,685	8,139,808	0.2%
	Other Securities		119,427,392	3.0%

	TOTAL SOUTH AFRICA		127,567,200	3.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.6%)
Other Securities		$465,613,995	11.7%

TAIWAN — (18.2%)
Taichung Commercial Bank Co. Ltd.	16,106,397	7,396,120	0.2%
Other Securities		720,715,870	18.0%

TOTAL TAIWAN		728,111,990	18.2%

THAILAND — (2.2%)
Other Securities		90,101,353	2.3%

TURKEY — (1.3%)
* Sasa Polyester Sanayi AS	1,429,621	7,332,093	0.2%
Other Securities		45,070,925	1.1%

TOTAL TURKEY		52,403,018	1.3%

UNITED ARAB EMIRATES — (1.1%)
Abu Dhabi Islamic Bank PJSC	3,212,096	9,951,306	0.3%
Other Securities		35,437,839	0.8%

TOTAL UNITED ARAB EMIRATES		45,389,145	1.1%

TOTAL COMMON STOCKS		3,939,873,241	98.7%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		191,780	0.0%

TOTAL MUTUAL FUNDS		191,780	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,633,175	0.7%

CHILE — (0.0%)
Other Securities		1,122,223	0.0%

COLOMBIA — (0.0%)
Other Security		59,117	0.0%

INDIA — (0.0%)
Other Security		526,903	0.0%

PHILIPPINES — (0.0%)
Other Security		387,092	0.0%

TOTAL PREFERRED STOCKS		28,728,510	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		123,629	0.0%

KUWAIT — (0.0%)
Other Security		23,740	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$105,556	0.0%

THAILAND — (0.0%)
Other Securities		289	0.0%

TOTAL RIGHTS/WARRANTS		253,214	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,636,646,675)		3,969,046,745

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	3,653,595	42,261,132	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,678,907,115)		$4,011,307,877	100.5%

As of April 30, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	573	06/16/23	$27,777,580	$28,197,330	$419,750

Total Futures Contracts			$27,777,580	$28,197,330	$419,750

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$167,299,404	$4,867,804	—	$172,167,208
Chile	1,816,610	27,918,432	—	29,735,042
China	39,337,413	947,540,805	$6,305,108	993,183,326
Colombia	2,868,141	553,044	—	3,421,185
Greece	119,795	15,725,977	—	15,845,772
Hong Kong	5,687	157,203	—	162,890
Hungary	—	1,542,255	—	1,542,255
India	630,314	660,956,241	8,551	661,595,106
Indonesia	2,700,738	74,307,822	347,638	77,356,198
Kuwait	4,007,921	293,362	—	4,301,283
Malaysia	—	63,002,024	—	63,002,024
Mexico	119,107,675	5,522,951	—	124,630,626
Philippines	—	43,418,501	503,538	43,922,039
Poland	—	46,283,629	—	46,283,629
Qatar	—	28,125,020	—	28,125,020
Saudi Arabia	617,681	164,795,256	—	165,412,937
South Africa	8,351,832	119,215,368	—	127,567,200
South Korea	685,547	462,650,817	2,277,631	465,613,995
Taiwan	—	727,996,870	115,120	728,111,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$85,702,455	$4,393,027	$5,871		$90,101,353
Turkey	—	52,403,018	—		52,403,018
United Arab Emirates	—	45,389,145	—		45,389,145
Preferred Stocks
Brazil	26,537,908	95,267	—		26,633,175
Chile	—	1,122,223	—		1,122,223
Colombia	59,117	—	—		59,117
India	—	526,903	—		526,903
Philippines	—	387,092	—		387,092
Rights/Warrants
Brazil	—	123,629	—		123,629
Kuwait	—	23,740	—		23,740
Taiwan	—	105,556	—		105,556
Thailand	—	289	—		289
Mutual Funds	191,780	—	—		191,780
Securities Lending Collateral	—	42,261,132	—		42,261,132
Futures Contracts**	419,750	—	—		419,750

TOTAL	$460,459,768	$3,541,704,402	$9,563,457	^	$4,011,727,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $650,330, $124,204, $84,014 and $10,037 of securities on loan, respectively)	$12,090,360	$2,835,617	$1,287,870	$1,372,985
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $612,918, $50,232, $10,338 and $10,666, respectively)	613,017	50,234	10,338	10,666
Segregated Cash for Futures Contracts	6,754	—	—	—
Foreign Currencies at Value	115,808	1,213	2,055	10,939
Cash	14,864	2,355	38	17
Receivables:
Investment Securities Sold	24,137	1,682	1,668	203
Dividends, Interest and Tax Reclaims	129,931	37,258	2,003	11,008
Securities Lending Income	1,765	156	252	35
Futures Margin Variation	235	—	—	—
Prepaid Expenses and Other Assets	20	5	2	3

Total Assets	12,996,891	2,928,520	1,304,226	1,405,856

LIABILITIES:
Payables:
Upon Return of Securities Loaned	612,887	50,283	10,352	10,668
Investment Securities Purchased	8,021	2,394	932	—
Due to Advisor	2,017	236	107	111
Unrealized Loss on Foreign Currency Contracts	12	4	3	—
Accrued Expenses and Other Liabilities	559	313	191	106

Total Liabilities	623,496	53,230	11,585	10,885

NET ASSETS	$12,373,395	$2,875,290	$1,292,641	$1,394,971

Investment Securities at Cost	$10,444,124	$2,744,627	$1,491,731	$1,335,687

Foreign Currencies at Cost	$116,025	$1,214	$2,059	$10,889

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $396,803, $130,973, $96,286 and $299,468 of securities on loan, respectively)	$5,193,980	$1,289,766	$4,522,754	$3,969,047
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $416,601, $135,518, $35,534 and $42,260, respectively)	416,625	135,531	35,538	42,261
Segregated Cash for Futures Contracts	—	—	929	845
Foreign Currencies at Value	24,357	1,881	29,246	24,695
Cash	114	22	20,308	17,218
Receivables:
Investment Securities Sold	2,053	209	7,111	5,281
Dividends, Interest and Tax Reclaims	43,496	1,288	10,609	8,244
Securities Lending Income	568	122	339	1,070
Futures Margin Variation	—	—	158	144
Unrealized Gain on Foreign Currency Contracts	—	—	1	2
Prepaid Expenses and Other Assets	8	2	9	7

Total Assets	5,681,201	1,428,821	4,627,002	4,068,814

LIABILITIES:
Payables:
Upon Return of Securities Loaned	416,720	135,604	35,601	42,246
Investment Securities Purchased	24	772	8,439	7,813
Due to Advisor	427	107	375	657
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	34,170	24,421
Accrued Expenses and Other Liabilities	572	80	1,118	1,087

Total Liabilities	417,743	136,563	79,704	76,224

NET ASSETS	$5,263,458	$1,292,258	$4,547,298	$3,992,590

Investment Securities at Cost	$4,267,220	$1,137,043	$2,950,309	$3,636,647

Foreign Currencies at Cost	$24,385	$1,874	$29,229	$24,581

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $30,512, $4,977, $330 and $124, respectively)	$271,315	$44,755	$22,840	$21,153
Income from Securities Lending	3,633	968	1,830	191

Total Investment Income	274,948	45,723	24,670	21,344

Expenses
Investment Management Fees	11,753	1,388	647	660
Accounting & Transfer Agent Fees	188	48	26	25
Custodian Fees	377	196	93	39
Shareholders’ Reports	11	9	9	8
Directors’/Trustees’ Fees & Expenses	45	11	5	6
Professional Fees	81	16	9	8
Other	168	42	21	20

Total Expenses	12,623	1,710	810	766

Fees Paid Indirectly (Note C)	346	42	8	20

Net Expenses	12,277	1,668	802	746

Net Investment Income (Loss)	262,671	44,055	23,868	20,598

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	54,547	42	(4,438)	(5,571)
Affiliated Investment Companies Shares Sold	(36)	2	1	5
Futures	5,317	—	—	—
Foreign Currency Transactions	5,293	1,367	495	583
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	452,118	145,370	277,109
Affiliated Investment Companies Shares	292	21	7	7
Futures	(101)	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(183)	(19)	72

Net Realized and Unrealized Gain (Loss)	1,995,994	453,367	141,416	272,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,258,665	$497,422	$165,284	$292,803

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,898, $2,546, $6,714 and $4,793, respectively)	$66,428	$14,700	$62,076	$37,367
Income from Securities Lending	2,768	794	1,827	5,683

Total Investment Income	69,196	15,494	63,903	43,050

Expenses
Investment Management Fees	2,480	634	2,223	3,882
Accounting & Transfer Agent Fees	83	21	81	73
Custodian Fees	367	30	968	971
Shareholders’ Reports	9	8	9	9
Directors’/Trustees’ Fees & Expenses	20	5	18	17
Professional Fees	35	8	53	79
Other	72	19	71	66

Total Expenses	3,066	725	3,423	5,097

Fees Paid Indirectly (Note C)	40	15	199	144

Net Expenses	3,026	710	3,224	4,953

Net Investment Income (Loss)	66,170	14,784	60,679	38,097

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	23,523	36,054	(19,498)	59,459
Affiliated Investment Companies Shares Sold	19	(2)	(11)	12
Futures	—	100	1,503	453
Foreign Currency Transactions	411	87	390	1,028
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,012,650	68,894	643,289	470,311
Affiliated Investment Companies Shares	126	97	39	26
Futures	—	—	2,781	3,601
Translation of Foreign Currency-Denominated Amounts	3,266	3	39	123

Net Realized and Unrealized Gain (Loss)	1,039,995	105,233	628,532	535,013

Net Increase (Decrease) in Net Assets Resulting from
Operations	$1,106,165	$120,017	$689,211	$573,110

**	Net of foreign capital gain taxes withheld of $0, $0, $1,921 and $5,243, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$262,671	$508,688	$44,055	$74,322	$23,868	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	54,547	6,848	42	5,574	(4,438)	33,519
Affiliated Investment Companies Shares Sold	(36)	36	2	(8)	1	(10)
Futures	5,317	(16,735)	—	—	—	349
Foreign Currency Transactions	5,293	(13,407)	1,367	(5,554)	495	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	(2,198,406)	452,118	(862,888)	145,370	(565,107)
Affiliated Investment Companies Shares	292	(280)	21	(32)	7	(12)
Futures	(101)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(4,633)	(183)	(284)	(19)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,258,665	(1,715,386)	497,422	(788,870)	165,284	(466,257)

Transactions in Interest:
Contributions	113,065	1,269,316	53,890	112,114	39,524	49,404
Withdrawals	(525,468)	(1,324,290)	(196,365)	(219,045)	(106,188)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(412,403)	(54,974)	(142,475)	(106,931)	(66,664)	(162,689)

Total Increase (Decrease) in Net Assets	1,846,262	(1,770,360)	354,947	(895,801)	98,620	(628,946)
Net Assets
Beginning of Period	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Period	$12,373,395	$10,527,133	$2,875,290	$2,520,343	$1,292,641	$1,194,021

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,598	$62,067	$66,170	$153,871	$14,784	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,571)	(4,763)	23,523	53,125	36,054	84,639
Affiliated Investment Companies Shares Sold	5	(3)	19	(59)	(2)	(66)
Futures	—	—	—	—	100	27
Foreign Currency Transactions	583	(1,687)	411	(2,690)	87	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	277,109	(665,322)	1,012,650	(2,054,707)	68,894	(295,189)
Affiliated Investment Companies Shares	7	(11)	126	(130)	97	(101)
Translation of Foreign Currency-Denominated Amounts	72	(66)	3,266	(3,148)	3	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	292,803	(609,785)	1,106,165	(1,853,738)	120,017	(170,858)

Transactions in Interest:
Contributions	1,640	38,338	2,845	179,167	1,109	51,681
Withdrawals	(67,319)	(157,982)	(192,115)	(517,971)	(43,928)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(65,679)	(119,644)	(189,270)	(338,804)	(42,819)	(65,490)

Total Increase (Decrease) in Net Assets	227,124	(729,429)	916,895	(2,192,542)	77,198	(236,348)
Net Assets
Beginning of Period	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Period	$1,394,971	$1,167,847	$5,263,458	$4,346,563	$1,292,258	$1,215,060

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,679	$169,766	$38,097	$130,163
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(19,498)	37,299	59,459	106,869
Affiliated Investment Companies Shares Sold	(11)	(29)	12	(18)
Futures	1,503	(15,196)	453	(6,942)
Foreign Currency Transactions	390	(2,541)	1,028	(2,550)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	643,289	(1,639,645)	470,311	(1,297,378)
Affiliated Investment Companies Shares	39	(47)	26	(41)
Futures	2,781	(1,197)	3,601	(3,235)
Translation of Foreign Currency-Denominated Amounts	39	8	123	80

Net Increase (Decrease) in Net Assets Resulting from Operations	689,211	(1,451,582)	573,110	(1,073,052)

Transactions in Interest:
Contributions	70,532	434,631	79,986	283,303
Withdrawals	(204,873)	(1,299,951)	(181,425)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(134,341)	(865,320)	(101,439)	(534,748)

Total Increase (Decrease) in Net Assets	554,870	(2,316,902)	471,671	(1,607,800)
Net Assets
Beginning of Period	3,992,428	6,309,330	3,520,919	5,128,719

End of Period	$4,547,298	$3,992,428	$3,992,590	$3,520,919

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,921 and $5,243, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	21.72	%(B)	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	20.06	%(B)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)
Net Assets, End of Period (thousands)	$12,373,395		$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,875,290		$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.21%	0.21%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.47	%(C)	4.36%	3.50%	2.77%	3.92%	3.21%	3.17	%(C)	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	4	%(B)	15%	9%	12%	16%	20%	3	%(B)	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	13.86	%(B)	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	25.48	%(B)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)
Net Assets, End of Period (thousands)	$1,292,641		$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,394,971		$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.69	%(C)	4.23%	3.42%	4.21%	4.11%	3.96%	3.12	%(C)	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	8	%(B)	19%	19%	18%	18%	18%	4	%(B)	14%	12%	9%	18%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	25.86	%(B)	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	10.05	%(B)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)
Net Assets, End of Period (thousands)	$5,263,458		$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,292,258		$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.67	%(C)	2.85%	2.11%	2.15%	2.74%	2.51%	2.33	%(C)	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	3	%(B)	11%	17%	8%	17%	15%	8	%(B)	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	17.44	%(B)	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	16.51	%(B)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)
Net Assets, End of Period (thousands)	$4,547,298		$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,992,590		$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.13%	0.14%	0.14%	0.26	%(C)	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26	%(C)	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.73	%(C)	3.26%	2.42%	2.38%	3.04%	2.40%	1.96	%(C)	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	5	%(B)	10%	19%	22%	9%	12%	8	%(B)	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$346
The Japanese Small Company Series	42
The Asia Pacific Small Company Series	8
The United Kingdom Small Company Series	20
The Continental Small Company Series	40
The Canadian Small Company Series	15
The Emerging Markets Series	199
The Emerging Markets Small Cap Series	144

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$145
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	31
The Canadian Small Company Series	8
The Emerging Markets Series	59
The Emerging Markets Small Cap Series	52

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$424,304	$575,397
The Japanese Small Company Series	$86,459	$196,004
The Asia Pacific Small Company Series	$106,265	$134,827
The United Kingdom Small Company Series	$47,777	$66,772
The Continental Small Company Series	$149,031	$303,780
The Canadian Small Company Series	$104,661	$105,800

	Purchases	Sales
The Emerging Markets Series	$232,610	$296,427
The Emerging Markets Small Cap Series	$304,333	$371,480

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

Total	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

Total	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

Total	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

Total	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

Total	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

Total	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

Total	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

Total	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,085,677	$2,510,718	$(864,384)	$1,646,334
The Japanese Small Company Series	2,854,277	529,827	(438,835)	90,992
The Asia Pacific Small Company Series	1,529,523	214,114	(417,974)	(203,860)
The United Kingdom Small Company Series	1,355,587	327,613	(290,314)	37,299
The Continental Small Company Series	4,714,608	1,593,721	(666,937)	926,784
The Canadian Small Company Series	1,309,403	316,833	(164,096)	152,737
The Emerging Markets Series	3,033,652	1,935,324	(362,875)	1,572,449
The Emerging Markets Small Cap Series	3,768,255	1,173,667	(841,243)	332,424

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$114,931
The Canadian Small Company Series	1,011
The Emerging Markets Series	33,407
The Emerging Markets Small Cap Series	30,056

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The DFA International Value Series	$5,418	$5,418
The Emerging Markets Series	633	633
The Emerging Markets Small Cap Series	420	420

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,317	$5,317
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,503	1,503
The Emerging Markets Small Cap Series	453	453

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(101)	$(101)
The Emerging Markets Series	2,781	2,781
The Emerging Markets Small Cap Series	3,601	3,601

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
The DFA International Value Series	5.29%	$1,696	6	$1	$4,987	—
The Japanese Small Company Series	5.30%	1,638	11	3	17,047	—
The Asia Pacific Small Company Series	5.24%	67	14	—	140	—
The United Kingdom Small Company Series	4.78%	43	5	—	92	—
The Continental Small Company Series	4.98%	190	22	1	571	—
The Canadian Small Company Series	4.79%	56	6	—	90	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$78,288	$20,104	$2,424
The Japanese Small Company Series	14,390	17,503	(1,227)
The Asia Pacific Small Company Series	5,434	11,189	(840)
The United Kingdom Small Company Series	7,508	5,785	(3,308)
The Continental Small Company Series	8,815	18,088	(244)
The Canadian Small Company Series	14,550	11,813	4,570
The Emerging Markets Series	2,494	885	(447)
The Emerging Markets Small Cap Series	915	1,299	45

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$67,361
The Japanese Small Company Series	83,334
The Asia Pacific Small Company Series	80,616
The Continental Small Company Series	5,511
The Canadian Small Company Series	1,752
The Emerging Markets Series	69,607
The Emerging Markets Small Cap Series	273,137

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$612,887	—	—	—	$612,887
The Japanese Small Company Series Common Stocks	50,283	—	—	—	50,283
The Asia Pacific Small Company Series Common Stocks	10,352	—	—	—	10,352
The United Kingdom Small Company Series Common Stocks	10,668	—	—	—	10,668
The Continental Small Company Series Common Stocks, Rights/Warrants	416,720	—	—	—	416,720
The Canadian Small Company Series Common Stocks, Rights/Warrants	135,604	—	—	—	135,604
The Emerging Markets Series Common Stocks	35,601	—	—	—	35,601
The Emerging Markets Small Cap Series Common Stocks	42,246	—	—	—	42,246

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,176.90	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.9%
Consumer Discretionary	8.5%
Consumer Staples	2.8%
Energy	10.5%
Financials	29.9%
Health Care	2.6%
Industrials	10.0%
Information Technology	11.8%
Materials	15.2%
Real Estate	4.4%
Utilities	1.4%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (3.5%)
Petroleo Brasileiro SA	10,640,384	$56,894,631	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	98,435,518	0.9%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	47,226,620	0.5%
Other Securities		170,883,216	1.5%

TOTAL BRAZIL		373,439,985	3.5%

CHILE — (0.6%)
Other Securities		63,664,980	0.6%

CHINA — (28.6%)
Agricultural Bank of China Ltd., Class H	90,608,000	35,031,988	0.4%
* Alibaba Group Holding Ltd.	8,310,500	87,872,090	0.9%
* Baidu, Inc., Sponsored ADR	661,161	79,742,628	0.8%
Bank of China Ltd., Class H	255,029,817	101,848,181	1.0%
China Construction Bank Corp., Class H	425,561,101	284,498,654	2.7%
China Merchants Bank Co. Ltd., Class H	15,005,000	72,430,975	0.7%
China Overseas Land & Investment Ltd.	14,029,500	35,580,813	0.4%
China Petroleum & Chemical Corp., Class H	84,877,575	55,630,043	0.5%
# China Resources Land Ltd.	15,272,000	71,117,966	0.7%
China Shenhua Energy Co. Ltd., Class H	13,501,000	44,844,207	0.4%
Industrial & Commercial Bank of China Ltd., Class H	220,681,996	118,727,794	1.1%
PetroChina Co. Ltd., Class H	102,478,000	71,184,745	0.7%
Ping An Insurance Group Co. of China Ltd., Class H	17,610,500	128,477,765	1.2%
* Trip.com Group Ltd., ADR	1,370,818	48,677,747	0.5%
*Ω Xiaomi Corp., Class B	26,124,400	37,081,066	0.4%
Other Securities		1,756,666,959	16.2%

TOTAL CHINA		3,029,413,621	28.6%

COLOMBIA — (0.0%)
Other Securities		4,826,796	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		10,614,101	0.1%

GREECE — (0.4%)
Other Securities		40,337,244	0.4%

HONG KONG — (0.0%)
Other Securities		283,596	0.0%

HUNGARY — (0.2%)
Other Securities		23,151,907	0.2%

INDIA — (15.8%)
Axis Bank Ltd.	9,710,222	102,500,145	1.0%
Hindalco Industries Ltd.	8,224,639	44,068,117	0.4%
Housing Development Finance Corp. Ltd.	2,663,444	90,565,366	0.9%
ICICI Bank Ltd., Sponsored ADR	3,348,799	76,185,174	0.7%
JSW Steel Ltd.	4,182,960	37,284,635	0.4%
Larsen & Toubro Ltd.	2,322,577	67,211,939	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,828,144	$57,512,435	0.6%
Reliance Industries Ltd.	11,255,226	334,165,230	3.2%
State Bank of India	7,219,632	51,074,729	0.5%
Tata Steel Ltd.	26,249,748	34,817,202	0.3%
Other Securities		776,143,160	7.1%

TOTAL INDIA		1,671,528,132	15.8%

INDONESIA — (1.9%)
Other Securities		204,401,278	1.9%

KUWAIT — (0.0%)
Other Securities		4,797,249	0.0%

MALAYSIA — (1.8%)
Other Securities		188,422,067	1.8%

MEXICO — (3.0%)
Grupo Financiero Banorte SAB de CV, Class O	5,915,135	51,263,740	0.5%
Grupo Mexico SAB de CV, Class B	8,706,607	42,580,269	0.4%
Other Securities		222,045,352	2.1%

TOTAL MEXICO		315,889,361	3.0%

PHILIPPINES — (1.0%)
Other Securities		107,642,745	1.0%

POLAND — (0.8%)
Other Securities		88,451,130	0.8%

QATAR — (0.6%)
Other Securities		65,272,991	0.6%

SAUDI ARABIA — (3.8%)
Saudi Basic Industries Corp.	3,539,269	87,570,931	0.8%
Saudi National Bank	3,183,326	41,780,063	0.4%
Other Securities		269,345,740	2.6%

TOTAL SAUDI ARABIA		398,696,734	3.8%

SOUTH AFRICA — (3.3%)
Impala Platinum Holdings Ltd.	3,641,990	35,457,682	0.3%
Other Securities		319,774,867	3.1%

TOTAL SOUTH AFRICA		355,232,549	3.4%

SOUTH KOREA — (12.1%)
Hana Financial Group, Inc.	1,088,869	34,216,213	0.3%
Hyundai Motor Co.	371,214	54,987,662	0.5%
# KB Financial Group, Inc., ADR	1,993,626	74,342,313	0.7%
Kia Corp.	1,032,241	65,375,196	0.6%
LG Electronics, Inc.	515,299	42,315,279	0.4%
# POSCO Holdings, Inc., Sponsored ADR	894,676	63,629,357	0.6%
Samsung Electronics Co. Ltd.	1,452,256	71,456,928	0.7%
SK Hynix, Inc.	2,129,150	143,256,630	1.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$727,951,410	6.9%

TOTAL SOUTH KOREA		1,277,530,988	12.1%

TAIWAN — (16.5%)
ASE Technology Holding Co. Ltd.	13,379,000	43,984,115	0.4%
China Steel Corp.	55,859,320	52,978,943	0.5%
CTBC Financial Holding Co. Ltd.	74,971,073	55,264,044	0.5%
Fubon Financial Holding Co. Ltd.	32,378,681	62,358,092	0.6%
Hon Hai Precision Industry Co. Ltd.	38,800,192	132,213,520	1.3%
Nan Ya Plastics Corp.	14,998,000	38,118,554	0.4%
# United Microelectronics Corp.	29,448,681	47,363,957	0.5%
Other Securities		1,313,396,216	12.3%

TOTAL TAIWAN		1,745,677,441	16.5%

THAILAND — (2.1%)
PTT PCL	47,667,700	43,273,994	0.4%
Other Securities		183,712,535	1.7%

TOTAL THAILAND		226,986,529	2.1%

TURKEY — (0.9%)
Other Securities		92,990,903	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	21,500,802	34,858,401	0.3%
Other Securities		88,098,977	0.9%

TOTAL UNITED ARAB EMIRATES		122,957,378	1.2%

TOTAL COMMON STOCKS		10,412,209,705	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,730,679	22,478,266	0.2%
Other Securities		42,018,401	0.4%

TOTAL BRAZIL		64,496,667	0.6%

COLOMBIA — (0.1%)
Other Securities		2,534,331	0.1%

INDIA — (0.0%)
Other Security		104,532	0.0%

PHILIPPINES — (0.0%)
Other Security		609,625	0.0%

SOUTH KOREA — (0.0%)
Other Securities		56,892	0.0%

TAIWAN — (0.0%)
Other Security		1,169,180	0.0%

TOTAL PREFERRED STOCKS		68,971,227	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$4,950	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,284,216,160)		10,481,185,882

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	10,192,419	117,895,713	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,091,873)		$10,599,081,595	100.2%

As of April 30, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/16/23	$31,333,986	$31,986,500	$652,514
S&P 500® E-mini Index	202	06/16/23	40,656,501	42,303,850	1,647,349

Total Futures Contracts			$71,990,487	$74,290,350	$2,299,863

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$372,155,630	$1,284,355	—	$373,439,985
Chile	1,306,491	62,358,489	—	63,664,980
China	181,240,690	2,837,721,491	$10,451,440	3,029,413,621
Colombia	4,824,803	1,993	—	4,826,796
Czech Republic	—	10,614,101	—	10,614,101
Greece	—	40,337,244	—	40,337,244
Hong Kong	—	283,596	—	283,596
Hungary	—	23,151,907	—	23,151,907
India	81,997,169	1,588,494,827	1,036,136	1,671,528,132
Indonesia	—	204,080,954	320,324	204,401,278
Kuwait	4,096,483	700,766	—	4,797,249
Malaysia	—	188,422,067	—	188,422,067
Mexico	309,363,711	6,525,650	—	315,889,361
Philippines	—	106,949,489	693,256	107,642,745
Poland	—	88,451,130	—	88,451,130
Qatar	—	65,272,991	—	65,272,991
Saudi Arabia	819,279	397,877,455	—	398,696,734
South Africa	59,773,205	295,459,344	—	355,232,549
South Korea	181,399,004	1,093,922,200	2,209,784	1,277,530,988
Taiwan	18,176,951	1,727,404,688	95,802	1,745,677,441
Thailand	211,924,356	15,062,173	—	226,986,529
Turkey	—	92,990,903	—	92,990,903

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$122,957,378	—	$122,957,378
Preferred Stocks
Brazil	$64,435,157	61,510	—	64,496,667
Colombia	2,534,331	—	—	2,534,331
India	—	104,532	—	104,532
Philippines	—	609,625	—	609,625
South Korea	15,142	41,750	—	56,892
Taiwan	—	1,169,180	—	1,169,180
Rights/Warrants
Thailand	—	4,950	—	4,950
Securities Lending Collateral	—	117,895,713	—	117,895,713
Futures Contracts**	2,299,863	—	—	2,299,863

TOTAL	$1,496,362,265	$9,090,212,451	$14,806,742^	$10,601,381,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $282,189 of securities on loan)*	$10,481,186
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $117,876)	117,896
Segregated Cash for Futures Contracts	3,221
Foreign Currencies at Value	91,740
Cash	43,410
Receivables:
Investment Securities Sold	9,977
Dividends, Interest and Tax Reclaims	29,175
Securities Lending Income	653
Futures Margin Variation	514
Unrealized Gain on Foreign Currency Contracts	3
Prepaid Expenses and Other Assets	24

Total Assets	10,777,799

LIABILITIES:
Payables:
Upon Return of Securities Loaned	117,906
Investment Securities Purchased	20,013
Due to Advisor	867
Unrealized Loss on Foreign Currency Contracts	1
Deferred Taxes Payable	57,399
Accrued Expenses and Other Liabilities	2,259

Total Liabilities	198,445

NET ASSETS	$10,579,354

Investment Securities at Cost	$9,284,216

Foreign Currencies at Cost	$90,661

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,143)	$163,016
Income from Securities Lending	3,918

Total Investment Income	166,934

Expenses
Investment Management Fees	5,224
Accounting & Transfer Agent Fees	195
Custodian Fees	2,068
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	43
Professional Fees	129
Other	275

Total Expenses	7,945

Fees Paid Indirectly (Note C)	465

Net Expenses	7,480

Net Investment Income (Loss)	159,454

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,974)
Affiliated Investment Companies Shares Sold	11
Futures	4,200
Foreign Currency Transactions	(976)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801
Affiliated Investment Companies Shares	103
Futures	4,433
Translation of Foreign Currency-Denominated Amounts	93

Net Realized and Unrealized Gain (Loss)	1,523,691

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,683,145

**	Net of foreign capital gain taxes withheld of $8,563.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,454	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,974)	390,078
Affiliated Investment Companies Shares Sold	11	6
Futures	4,200	(15,965)
Foreign Currency Transactions	(976)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801	(3,314,774)
Affiliated Investment Companies Shares	103	(133)
Futures	4,433	(2,584)
Translation of Foreign Currency-Denominated Amounts	93	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,145	(2,379,751)

Transactions in Interest:
Contributions	110,905	611,182
Withdrawals	(974,835)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(863,930)	(1,329,815)

Total Increase (Decrease) in Net Assets	819,215	(3,709,566)
Net Assets
Beginning of Period	9,760,139	13,469,705

End of Period	$10,579,354	$9,760,139

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $8,563.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	17.69	%(B)	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)
Net Assets, End of Period (thousands)	$10,579,354		$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.05	%(C)	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	4	%(B)	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $276 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$465

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$276

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$365,729	$1,124,836

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—
Total	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,530,630	$2,783,005	$(1,586,015)	$1,196,990

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,144

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *, (1)
Dimensional Emerging Markets Value Fund	$2,300	$2,300

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$4,200	$4,200

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$4,433	$4,433

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$4,056	$1,590	$(98)

J. Securities Lending:

As of April 30, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$270,910

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$117,906	—	—	—	$117,906

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for the DFA Global Real Estate Securities Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043023-001SI
00286339

THE DFA SHORT TERM INVESTMENT FUND

SEMI-ANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2023

(UNAUDITED)

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

April 30, 2023 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2023:

Security Allocation	Percent of Investments
Commercial Paper	42.6%
Repurchase Agreements	23.9
U.S. Treasury Obligations	16.6
Yankee Certificates of Deposit	14.2
U.S. Government Agency Securities	2.7

Total Investments	100.0%

See accompanying Notes to Financial Statements.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 42.6%
(r)++ANZ Banking Group, Ltd.	5.23% (SOFR + 42 bps)	05/05/23	50,000,000	50,003,046
(r)++ANZ Banking Group, Ltd.	5.42% (SOFR + 61 bps)	09/29/23	125,000,000	125,156,541
(r)++ANZ Banking Group, Ltd.	5.24% (SOFR + 43 bps)	12/22/23	100,000,000	100,006,830
(r)++ANZ Banking Group, Ltd.	5.06% (SOFR + 25 bps)	03/04/24	100,000,000	99,750,769
(y)++Archer-Daniels-Midland	9.63%	05/02/23	25,600,000	25,586,310
(y)++Archer-Daniels-Midland	6.77%	05/05/23	124,750,000	124,632,839
(y)++Archer-Daniels-Midland	5.82%	05/10/23	65,000,000	64,895,025
(y)++Archer-Daniels-Midland	5.48%	05/16/23	29,000,000	28,929,486
(r)++Bank of Nova Scotia	5.29% (SOFR + 48 bps)	01/31/24	45,000,000	44,988,725
(y)++BNG Bank NV	8.07%	05/03/23	50,000,000	49,966,382
(y)++BNG Bank NV	6.80%	05/05/23	175,000,000	174,834,965
(y)++BNG Bank NV	6.09%	05/08/23	150,000,000	149,797,376
(y)++BNG Bank NV	5.56%	05/15/23	42,300,000	42,202,242
(y)++BNG Bank NV	5.31%	05/31/23	40,000,000	39,817,840
(r)++Commonwealth Bank of Australia	5.47% (SOFR + 66 bps)	05/02/23	40,000,000	40,002,464
(r)++Commonwealth Bank of Australia	5.42% (SOFR + 61 bps)	09/25/23	150,000,000	150,173,611
(y)Cooperatieve Rabobank UA	5.50%	05/16/23	130,000,000	129,682,735
(y)Credit Agricole CIB NY	7.21%	05/04/23	150,000,000	149,879,975
(y)Credit Agricole CIB NY	5.48%	05/19/23	65,000,000	64,812,616
(y)Credit Agricole CIB NY	5.38%	05/31/23	70,000,000	69,677,306
(y)++DNB NORBANK ASA	7.11%	05/04/23	150,000,000	149,881,575
(y)++DNB NORBANK ASA	5.95%	05/08/23	130,000,000	129,828,256
(y)++DNB NORBANK ASA	5.65%	05/11/23	40,000,000	39,931,013
(y)++DNB NORBANK ASA	5.24%	05/30/23	115,000,000	114,499,725
(y)++DNB NORBANK ASA	5.24%	05/31/23	23,120,000	23,016,237
(y)European Investment Bank	5.01%	05/16/23	200,000,000	199,555,800
(y)++FMS Wertmanagement	5.69%	05/11/23	81,400,000	81,258,789
(y)++Hydro-Quebec	5.43%	05/17/23	100,000,000	99,744,239
(y)++John Deere Canada ULC	5.42%	05/18/23	35,000,000	34,905,325
(y)++John Deere Capital Corp.	6.06%	05/08/23	60,700,000	60,618,409
(y)++John Deere Capital Corp.	5.48%	05/16/23	75,000,000	74,817,637
(y)++John Deere Capital Corp.	5.45%	05/17/23	35,000,000	34,910,114
(y)++John Deere Capital Corp.	5.40%	05/19/23	50,000,000	49,857,900
(r)++National Australia Bank, Ltd.	5.29% (SOFR + 48 bps)	06/01/23	50,000,000	50,015,058
(r)++National Australia Bank, Ltd.	5.32% (SOFR + 51 bps)	07/07/23	100,000,000	100,057,550
(r)++National Australia Bank, Ltd.	5.22% (SOFR + 41 bps)	11/01/23	55,000,000	55,007,851
(r)++National Australia Bank, Ltd.	5.01% (SOFR + 20 bps)	11/21/23	85,000,000	84,908,912
(r)++National Australia Bank, Ltd.	5.29% (SOFR + 48 bps)	12/05/23	25,000,000	25,010,766
(r)++National Australia Bank, Ltd.	5.13% (SOFR + 32 bps)	03/14/24	150,000,000	149,780,292
(y)++Nestle Capital Corp.	5.83%	05/09/23	150,000,000	149,781,741
(y)++Nestle Finance International, Ltd.	5.73%	05/10/23	116,600,000	116,414,801
(r)++Nordea Bank Finland NY	5.24% (SOFR + 46 bps)	06/09/23	60,000,000	60,018,142
(y)++NRW.Bank	6.81%	05/05/23	435,000,000	434,588,925
(y)Oesterreich Kontrollbank	5.44%	05/19/23	56,200,000	56,039,001
(y)++Province of Quebec Canada	5.44%	05/17/23	125,000,000	124,679,639
(y)++Roche Holdings, Inc.	7.23%	05/04/23	30,000,000	29,975,930
(r)++Royal Bank of Canada NY	5.36% (SOFR + 55 bps)	05/26/23	35,000,000	35,009,130
(r)++Royal Bank of Canada NY	5.54% (SOFR + 73 bps)	08/08/23	100,000,000	100,128,098
(r)++Royal Bank of Canada NY	5.44% (SOFR + 63 bps)	09/29/23	125,000,000	125,152,274
(y)++Siemens Capital Co. LLC	6.75%	05/05/23	121,575,000	121,461,057
(y)++Siemens Capital Co. LLC	5.22%	06/02/23	125,000,000	124,404,879
(y)++Skandinaviska Enskilda Banken AB	5.84%	05/10/23	75,000,000	74,878,600
(y)++Societe Generale North America, Inc.	5.42%	05/22/23	25,000,000	24,917,467
(y)++Societe Generale North America, Inc.	5.36%	05/31/23	165,000,000	164,242,539
(r)++Svenska Handelsbank, Inc.	5.35% (SOFR + 55 bps)	06/08/23	55,000,000	55,019,387
(y)Swedbank	5.38%	05/22/23	25,000,000	24,918,083
(y)Swedbank	5.17%	06/06/23	265,000,000	263,599,607
(r)++Toronto Dominion Bank NY	5.52% (SOFR + 72 bps)	08/10/23	100,000,000	100,122,619
(r)++Toronto Dominion Bank NY	5.25% (SOFR + 45 bps)	10/02/23	25,000,000	25,009,532
(y)++Total Capital Canada, Ltd.	9.76%	05/02/23	50,000,000	49,972,905
(y)++Total Capital Canada, Ltd.	7.33%	05/04/23	125,000,000	124,898,209
(y)++Total Capital Canada, Ltd.	6.02%	05/09/23	24,200,000	24,163,605
(y)++Total Capital Canada, Ltd.	5.93%	05/10/23	100,000,000	99,835,633
(y)++United Overseas Bank, Ltd.	8.09%	05/03/23	150,000,000	149,898,937
(y)++United Overseas Bank, Ltd.	5.25%	06/12/23	185,000,000	183,846,063
(r)++Westpac Banking Corp.	5.21% (SOFR + 40 bps)	05/11/23	75,000,000	75,004,324

See accompanying Notes to Financial Statements.

4

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 42.6% (continued)
(r)++Westpac Banking Corp.	5.23% (SOFR + 42 bps)	10/05/23	50,000,000	50,021,800
(r)++Westpac Banking Corp.	5.04% (SOFR + 23 bps)	02/15/24	100,000,000	99,836,839

TOTAL COMMERCIAL PAPER (Cost $6,351,872,292)			6,360,445,000	6,350,242,297

YANKEE CERTIFICATES OF DEPOSIT - 14.2%
(r)Bank of Montreal Chicago	5.09% (SOFR + 28 bps)	07/21/23	150,000,000	150,014,109
(r)Bank of Montreal Chicago	5.45% (SOFR + 64 bps)	10/04/23	100,000,000	100,131,597
(r)Bank of Montreal Chicago	5.55% (SOFR + 74 bps)	10/13/23	35,000,000	35,063,672
(r)Bank of Montreal Chicago	5.38% (SOFR + 57 bps)	01/17/24	175,000,000	175,115,757
(r)Bank of Nova Scotia	5.49% (SOFR + 68 bps)	05/22/23	85,000,000	85,031,544
(r)Bank of Nova Scotia	5.53% (SOFR + 72 bps)	05/26/23	25,000,000	25,011,224
(r)Bank of Nova Scotia	5.51% (SOFR + 70 bps)	08/10/23	100,000,000	100,120,950
(r)Bank of Nova Scotia	5.56% (SOFR + 75 bps)	11/29/23	100,000,000	100,160,880
(r)Bank of Nova Scotia	5.12% (SOFR + 31 bps)	03/01/24	50,000,000	49,896,154
(r)Bank of Nova Scotia	5.51% (SOFR + 70 bps)	03/28/24	50,000,000	50,054,749
(r)Canadian Imperial Bank of Commerce	5.36% (SOFR + 55 bps)	05/31/23	75,000,000	75,031,174
(r)Canadian Imperial Bank of Commerce	5.61% (SOFR + 80 bps)	10/20/23	50,000,000	50,114,088
(r)Canadian Imperial Bank of Commerce	5.04% (SOFR + 23 bps)	03/01/24	150,000,000	149,622,983
(r)Canadian Imperial Bank of Commerce	5.51% (SOFR + 70 bps)	04/01/24	150,000,000	150,185,235
(r)Royal Bank of Canada NY	5.51% (SOFR + 70 bps)	10/06/23	50,000,000	50,078,854
(r)Royal Bank of Canada NY	5.56% (SOFR + 75 bps)	10/19/23	60,000,000	60,116,320
(r)Svenska Handelsbank, Inc.	5.45% (SOFR + 65 bps)	07/14/23	100,000,000	100,094,871
(r)Svenska Handelsbank, Inc.	5.52% (SOFR + 72 bps)	12/05/23	100,000,000	100,189,551
(r)Svenska Handelsbank, Inc.	5.09% (SOFR + 29 bps)	02/15/24	25,000,000	24,955,376
(r)Svenska Handelsbank, Inc.	5.12% (SOFR + 32 bps)	03/15/24	150,000,000	149,686,931
(r)Toronto Dominion Bank NY	5.25% (SOFR + 45 bps)	03/15/24	100,000,000	99,887,152
(r)Toronto Dominion Bank NY	5.47% (SOFR + 67 bps)	03/25/24	100,000,000	100,074,840
(r)Westpac Banking Corp.	5.23% (SOFR + 42 bps)	01/18/24	128,500,000	128,437,537

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,108,381,965)			2,108,500,000	2,109,075,548

U.S. GOVERNMENT AGENCY SECURITIES - 2.7%
(y)Federal Home Loan Bank	4.63%	06/07/23	60,000,000	59,708,068
(y)Federal Home Loan Bank	4.67%	06/21/23	200,000,000	198,659,924
(y)Federal Home Loan Bank	4.79%	07/26/23	150,000,000	148,282,081

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $406,561,883)			410,000,000	406,650,073

REPURCHASE AGREEMENTS - 23.9%
Barclays Bank PLC (Purchased on 4/30/23, proceeds at maturity $300,120,000, collateralized by U.S. Treasury, 1.38%, 10/31/28, market value of $306,000,062)	4.80%	05/01/23	300,000,000	300,000,000
BofA Securities, Inc. (Purchased on 4/30/23, proceeds at maturity $100,039,583, collateralized by U.S. Treasury, 0.38%, 1/15/27, market value of $102,000,099)	4.75%	05/01/23	100,000,000	100,000,000
Federal Reserve Bank NY (Purchased on 4/30/23, proceeds at maturity $1,450,580,000, collateralized by U.S. Treasury, 0.13% - 2.00%, 8/15/23 - 5/31/24, market value of $1,450,580,011)	4.80%	05/01/23	1,450,000,000	1,450,000,000
Goldman Sachs & Co. LLC (Purchased on 4/30/23, proceeds at maturity $450,178,125, collateralized by U.S. Government Agency Obligations, 2.00% - 6.50%, 4/20/27 - 12/15/57, market value of $459,000,000)	4.75%	05/01/23	450,000,000	450,000,000
J.P. Morgan Securities LLC (Purchased on 4/30/23, proceeds at maturity $350,139,125, collateralized by U.S. Government Agency Obligations, 1.50% - 6.50%, 1/20/31 - 9/20/62, market value of $357,000,001)	4.77%	05/01/23	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 4/30/23, proceeds at maturity $50,019,792, collateralized by U.S. Treasury, 3.50%, 2/15/33, market value of $51,000,017)	4.75%	05/01/23	50,000,000	50,000,000
RBC Dominion Securities Inc. (Purchased on 4/30/23, proceeds at maturity $500,199,167, collateralized by U.S. Treasury, 0.13% - 6.13%, 6/30/23 - 2/15/33, market value of $510,000,032)	4.78%	05/01/23	500,000,000	500,000,000
TD Securities (USA) LLC (Purchased on 4/30/23, proceeds at maturity $350,140,000, collateralized by U.S. Government Agency Obligations, 0.25% - 7.13%, 6/26/23 - 7/15/32, market value of $357,000,810)	4.80%	05/01/23	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,550,000,000)			3,550,000,000	3,550,000,000

U.S. TREASURY OBLIGATIONS - 16.6%
(y)U.S. Treasury Bill	2.08%	05/02/23	150,000,000	149,982,687
(y)U.S. Treasury Bill	3.08%	05/04/23	100,000,000	99,965,771
(y)U.S. Treasury Bill	3.99%	05/23/23	100,000,000	99,745,640
(y)U.S. Treasury Bill	4.61%	06/06/23	200,000,000	199,056,000
(y)U.S. Treasury Bill	4.88%	09/07/23	400,000,000	393,070,788

See accompanying Notes to Financial Statements.

5

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

April 30, 2023 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
U.S. TREASURY OBLIGATIONS - 16.6% (continued)
(r)U.S. Treasury Note	5.17% (USBMMY3M + 4 bps)	10/31/23	200,000,000	199,998,534
(r)U.S. Treasury Note	5.12% (USBMMY3M - 2 bps)	01/31/24	200,000,000	200,032,546
(r)U.S. Treasury Note	5.06% (USBMMY3M - 8 bps)	04/30/24	275,000,000	274,794,589
(r)U.S. Treasury Note	5.17% (USBMMY3M + 4 bps)	07/31/24	350,000,000	350,031,832
(r)U.S. Treasury Note	5.27% (USBMMY3M + 14 bps)	10/31/24	400,000,000	400,457,312
(r)U.S. Treasury Note	5.33% (USBMMY3M + 20 bps)	01/31/25	100,000,000	100,194,462

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,466,758,784)			2,475,000,000	2,467,330,161

TOTAL INVESTMENTS (Cost $14,883,574,924) - 100.0%				$14,883,298,079

SOFR—Secured Overnight Financing Rate

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2023 was $5,392,077,174 which represented 36.2% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of April 30, 2023.
(y)	The rate shown is the effective yield.

See accompanying Notes to Financial Statements.

6

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023 (Unaudited)

ASSETS:
Investments, at value	$11,333,298,079
Repurchase agreements, at value	3,550,000,000

Total Investments	14,883,298,079

Cash	597,824,368
Interest receivable	37,168,390
Receivable for capital shares issued	29,660,156
Prepaid expenses	308,557

Total Assets	15,548,259,550

LIABILITIES:
Payable for investments purchased	150,093,620
Distributions payable	63,455,699
Accrued expenses and other payables:
Investment Management Fees	638,266
CCO Fees	22,904
Professional Fees	195,815
Transfer Agent Fees	32,942
Trustee Fees	440,932
Other Expenses	7,557

Total Liabilities	214,887,735

Net Assets	$15,333,371,815

NET ASSETS CONSIST OF:
Capital	$15,340,822,593
Total Distributable Earnings (Loss)	(7,450,778)

NET ASSETS	$15,333,371,815

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,325,802,967

Net Asset Value (offering and redemption price per share)	$11.5653	(a)

Investments at cost	$14,883,574,924

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See accompanying Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$319,974,385

Total Investment Income	319,974,385

EXPENSES:
Investment Management Fees	3,497,570
Administration Fees	409,216
CCO Fees	22,793
Professional Fees	235,941
Transfer Agent Fees	90,617
Trustee Fees	34,979
Other Expenses	72,181

Total Expenses Before Fee Reductions	4,363,297

Fees Paid Indirectly	(329,706)

Net Expenses	4,033,591

Net Investment Income	315,940,794

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions	(1,420,097)
Net Change in Unrealized Appreciation on Investments	6,083,156

Net Realized and Unrealized Gains from Investments	4,663,059

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$320,603,853

See accompanying Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$315,940,794	$153,440,372
Net Realized Losses from Investment Transactions	(1,420,097)	(2,184,383)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,083,156	(6,543,539)

Change in net assets resulting from operations	320,603,853	144,712,450

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(315,940,794)	(154,033,391)

Change in Net Assets from Distributions to Shareholders	(315,940,794)	(154,033,391)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	49,781,049,288	99,547,811,990
Dividends Reinvested	323,149	27,320
Cost of Shares Redeemed	(51,059,818,928)	(94,934,520,328)

Change in Net Assets from Capital Transactions	(1,278,446,491)	4,613,318,982

Change in Net Assets	(1,273,783,432)	4,603,998,041
NET ASSETS:
Beginning of Period	16,607,155,247	12,003,157,206

End of Period	$15,333,371,815	$16,607,155,247

SHARES TRANSACTIONS:
Shares Issued	4,304,128,932	8,606,378,346
Reinvested	13,456	2,423
Shares Redeemed	(4,414,772,350)	(8,207,428,773)

Change in Shares	(110,629,962)	398,951,996

See accompanying Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	For The Period Ended April 30, 2023 (Unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5614		$11.5695	$11.5711	$11.5707	$11.5703	$11.5715

INVESTMENT ACTIVITIES:
Net Investment Income	0.2594		0.1229	0.0074	0.0888	0.2746	0.2041
Net Realized and Unrealized Gain (Losses) on Investments	0.0039		(0.0077)	(0.0017)	0.0004	0.0004	(0.0012)

Total from Investment Activities	0.2633		0.1152	0.0057	0.0892	0.2750	0.2029

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.2594)		(0.1233)	(0.0073)	(0.0888)	(0.2746)	(0.2041)
Net Realized Gains	—		—	—	—	— (a)	— (a)

TOTAL DISTRIBUTIONS	(0.2594)		(0.1233)	(0.0073)	(0.0888)	(0.2746)	(0.2041)

Net Asset Value, End of Period	$11.5653		$11.5614	$11.5695	$11.5711	$11.5707	$11.5703

Total Return	2.32	%(b)	0.99%	0.05%	0.77%	2.41%	1.77%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$15,333,372		$16,607,155	$12,003,157	$8,784,049	$16,363,197	$20,777,502
Ratios to Average Net Assets:
Net Investment Income(c)	4.52%		1.10%	0.06%	0.88%	2.38%	1.74%
Gross Expenses(c)	0.06%		0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(c)(d)	0.06%		0.05%	0.06%	0.05%	0.05%	0.05%

(a)	Amount less than $0.005.
(b)	Not annualized.
(c)	Annualized for periods less than one year.
(d)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See accompanying Notes to Financial Statements.

10

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

April 30, 2023 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities.

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The securities held by the Fund are valued at market value or fair value as described below. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

11

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2023 (Unaudited)

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of April 30, 2023:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$6,350,242,297	$—
Yankee Certificates of Deposit	—	2,109,075,548	—
U.S. Government Agency Securities	—	406,650,073	—
Repurchase Agreements	—	3,550,000,000	—
U.S. Treasury Obligations	—	2,467,330,161	—

Total Investments	$—	$14,883,298,079	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

At April 30, 2023, the Fund’s total liability of $440,220 for deferred compensation to Trustees is included in the “Trustee Fees” payable (a line item which also includes Trustee fees/expenses) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the “Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

12

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2023 (Unaudited)

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2022, attributable to distribution redesignations.

As of April 30, 2023, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The DFA Short Term Investment Fund	$14,883,574,924	$3,442,435	$(3,719,280)	$(276,845)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2021 and October 31, 2022 were as follows:

	Distributions Paid From
	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2022	$154,383,414	$—	$154,383,414
2021	7,211,693	—	7,211,693

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributable Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term Investment Fund	$45,267,861	$—	$45,267,861	$(45,429,125)	$(4,994,508)	$(6,360,001)	$(11,515,773)

13

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2023 (Unaudited)

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are reflected on the Statement of Operations as “CCO Fees”.

At April 30, 2023, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	6	42%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Changes in monetary policy made by central banks and/or their governments may affect interest rates.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

14

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2023 (Unaudited)

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A similar line of credit for $700 million was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on December 27, 2023. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the period ended April 30, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term Investment Fund	$36,354	27	4.42%	$119

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2023, that the Fund’s interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

April 30, 2023 (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 -4/30/23	Annualized Expense Ratio During Period 11/1/22 -4/30/23
The DFA Short Term	Actual	$1,000.00	$1,023.20	$0.30	0.06%
Investment Fund	Hypothetical	1,000.00	1,024.50	0.30	0.06

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six- month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

16

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (concluded)

April 30, 2023 (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

17

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

18

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
	Activision Blizzard, Inc.	911,090	$70,800,804
	AT&T, Inc.	18,009,033	318,219,613
*	Charter Communications, Inc., Class A	796	293,485
	Comcast Corp., Class A	13,738,104	568,345,363
	Electronic Arts, Inc.	117,159	14,911,998
#	Fox Corp., Class A	1,008,994	33,559,140
	Fox Corp., Class B	397,338	12,134,703
#	Interpublic Group of Cos., Inc.	974,877	34,832,355
# *	Liberty Broadband Corp., Class A	27,366	2,313,248
*	Liberty Broadband Corp., Class C	199,990	16,955,152
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,544,623
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,653,127
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	4,400,994
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	9,984,583
#	Lumen Technologies, Inc.	2,784,246	6,598,663
# *	Madison Square Garden Entertainment Corp.	8,266	266,744
*	Meta Platforms, Inc., Class A	1,308,997	314,578,159
	News Corp., Class A	577,757	10,174,301
#	News Corp., Class B	64,856	1,151,194
#	Paramount Global, Class B	1,489,752	34,755,914
# *	Sphere Entertainment Co.	8,266	232,605
*	Take-Two Interactive Software, Inc.	24,929	3,098,425
*	T-Mobile U.S., Inc.	1,545,488	222,395,723
	Verizon Communications, Inc.	11,373,951	441,650,517
*	Walt Disney Co.	1,947,638	199,632,895
*	Warner Bros Discovery, Inc.	2,772,176	37,729,315

TOTAL COMMUNICATION SERVICES			2,367,213,643

CONSUMER DISCRETIONARY — (5.5%)
	Advance Auto Parts, Inc.	260,009	32,638,930
*	Aptiv PLC	261,117	26,858,495
#	Aramark	803,405	27,878,153
	Autoliv, Inc.	269,146	23,095,418
	BorgWarner, Inc.	1,102,997	53,087,246
*	CarMax, Inc.	385,771	27,015,543
#	Dick’s Sporting Goods, Inc.	20,800	3,016,208
#	DR Horton, Inc.	2,494,501	273,946,100
	eBay, Inc.	26,899	1,248,921
	Ford Motor Co.	7,869,237	93,486,535
	Garmin Ltd.	536,870	52,704,528
	General Motors Co.	4,532,565	149,755,948
	Gentex Corp.	994,834	27,447,470
	Genuine Parts Co.	925	155,687
#	Hasbro, Inc.	65,998	3,908,402
# *	Hyatt Hotels Corp., Class A	127,405	14,562,391
	Lear Corp.	317,608	40,545,837
	Lennar Corp., Class A	1,104,394	124,586,687
#	Lennar Corp., Class B	37,985	3,715,693
#	Lithia Motors, Inc.	2,694	595,078
	LKQ Corp.	1,699,192	98,094,354
	MGM Resorts International	1,566,881	70,384,294
*	Mohawk Industries, Inc.	279,953	29,647,023
#	Penske Automotive Group, Inc.	93,801	12,998,943

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PulteGroup, Inc.	1,956,203	$131,359,031
# *	Qurate Retail, Inc., Class A	63,525	50,604
#	Ralph Lauren Corp.	233,423	26,794,626
# *	Royal Caribbean Cruises Ltd.	515,836	33,751,149
	Tapestry, Inc.	358,209	14,618,509
	Valvoline, Inc.	119,931	4,143,616
	VF Corp.	1,070	25,156
#	Whirlpool Corp.	476,476	66,511,285

TOTAL CONSUMER DISCRETIONARY			1,468,627,860

CONSUMER STAPLES — (4.9%)
	Archer-Daniels-Midland Co.	1,129,118	88,161,533
*	BellRing Brands, Inc.	100,936	3,632,687
	Bunge Ltd.	584,509	54,710,042
#	Campbell Soup Co.	75,598	4,104,971
	Casey’s General Stores, Inc.	700	160,174
	Conagra Brands, Inc.	711,380	27,003,985
	Constellation Brands, Inc., Class A	292,549	67,131,219
*	Darling Ingredients, Inc.	500,847	29,835,456
*	Dollar Tree, Inc.	715,024	109,906,339
	General Mills, Inc.	2,002,753	177,503,998
#	Hormel Foods Corp.	256,007	10,352,923
	Ingredion, Inc.	6,180	656,131
#	J M Smucker Co.	640,719	98,933,421
	Keurig Dr Pepper, Inc.	148,220	4,846,794
	Kroger Co.	3,346,505	162,740,538
	McCormick & Co., Inc.	34,185	3,003,152
#	Molson Coors Beverage Co., Class B	450,930	26,821,316
	Mondelez International, Inc., Class A	2,277,202	174,706,938
*	Performance Food Group Co.	34,200	2,143,998
*	Pilgrim’s Pride Corp.	6,211	141,673
	Seaboard Corp.	13	51,234
	Tyson Foods, Inc., Class A	1,698,335	106,128,954
# *	U.S. Foods Holding Corp.	808,080	31,030,272
#	Walgreens Boots Alliance, Inc.	971,954	34,261,379
	Walmart, Inc.	587,216	88,652,000

TOTAL CONSUMER STAPLES			1,306,621,127

ENERGY — (14.9%)
# *	Antero Resources Corp.	543,816	12,502,330
	Baker Hughes Co.	601,869	17,598,649
#	Chesapeake Energy Corp.	198,413	16,404,787
	Chevron Corp.	5,028,204	847,654,630
	ConocoPhillips	4,333,458	445,869,494
#	Coterra Energy, Inc.	1,165,041	29,825,050
	Devon Energy Corp.	761,239	40,673,000
	Diamondback Energy, Inc.	377,958	53,745,628
#	EOG Resources, Inc.	1,168,138	139,557,447
#	EQT Corp.	356,304	12,413,631
	Exxon Mobil Corp.	11,391,683	1,348,091,766
	Halliburton Co.	1,268,080	41,529,620
	Hess Corp.	553,097	80,232,251
	HF Sinclair Corp.	253,216	11,169,358
	Kinder Morgan, Inc.	4,553,551	78,093,400
	Marathon Oil Corp.	1,253,145	30,275,983
	Marathon Petroleum Corp.	1,358,505	165,737,610
	Occidental Petroleum Corp.	1,487,423	91,521,137
	ONEOK, Inc.	494,379	32,337,330

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Ovintiv, Inc.	176,133	$6,354,879
	Phillips 66	746,270	73,880,730
	Pioneer Natural Resources Co.	481,859	104,828,425
	Schlumberger NV	1,873,139	92,439,410
	Targa Resources Corp.	239,951	18,123,499
	Valero Energy Corp.	900,872	103,302,992
	Vitesse Energy, Inc.	35,597	654,985
	Williams Cos., Inc.	3,720,143	112,571,527

TOTAL ENERGY			4,007,389,548

FINANCIALS — (19.4%)
	Aflac, Inc.	1,547,828	108,115,786
	Allstate Corp.	676,331	78,292,077
#	Ally Financial, Inc.	2,648,489	69,867,140
	American Financial Group, Inc.	262,762	32,248,780
	American International Group, Inc.	1,904,953	101,038,707
	Apollo Global Management, Inc.	140,437	8,902,301
*	Arch Capital Group Ltd.	521,287	39,133,015
	Assurant, Inc.	220,625	27,165,556
	Axis Capital Holdings Ltd.	3,443	194,667
	Bank of America Corp.	10,884,314	318,692,714
	Bank of New York Mellon Corp.	2,360,323	100,526,157
*	Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736
	BOK Financial Corp.	6,114	512,781
	Capital One Financial Corp.	1,612,985	156,943,440
#	Carlyle Group, Inc.	800	24,264
	Charles Schwab Corp.	3,700	193,288
	Chubb Ltd.	586,765	118,268,353
	Cincinnati Financial Corp.	11,885	1,265,039
	Citigroup, Inc.	3,065,767	144,305,653
	Citizens Financial Group, Inc.	922,786	28,550,999
	CNA Financial Corp.	187,747	7,305,236
	Comerica, Inc.	154,602	6,705,089
	Discover Financial Services	319,480	33,056,596
	East West Bancorp, Inc.	107,578	5,560,707
	Equitable Holdings, Inc.	10,374	269,620
	Everest Re Group Ltd.	88,971	33,631,038
#	F&G Annuities & Life, Inc.	8,261	151,424
#	Fidelity National Financial, Inc.	121,493	4,311,787
	Fidelity National Information Services, Inc.	665,494	39,077,808
	Fifth Third Bancorp	3,458,014	90,599,967
#	First Citizens BancShares, Inc., Class A	7,375	7,427,952
	First Horizon Corp.	75,600	1,326,780
*	Fiserv, Inc.	549,232	67,072,212
#	Franklin Resources, Inc.	271,081	7,286,657
	Global Payments, Inc.	247,994	27,951,404
	Globe Life, Inc.	11,967	1,298,659
	Goldman Sachs Group, Inc.	899,750	309,010,140
	Hartford Financial Services Group, Inc.	2,136,542	151,673,117
	Huntington Bancshares, Inc.	3,221,658	36,082,570
	Jefferies Financial Group, Inc.	302,462	9,687,858
	JPMorgan Chase & Co.	6,443,887	890,802,939
	KeyCorp.	3,701,040	41,673,710
	Lincoln National Corp.	33,297	723,544
	Loews Corp.	747,981	43,061,266
	M&T Bank Corp.	213,565	26,866,477
*	Markel Corp.	3,473	4,752,905
	MetLife, Inc.	452,065	27,725,146
	Morgan Stanley	3,204,841	288,339,545

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	208,906	$16,328,093
	Old Republic International Corp.	745,739	18,844,825
*	PayPal Holdings, Inc.	85,031	6,462,356
	PNC Financial Services Group, Inc.	578,982	75,412,405
	Principal Financial Group, Inc.	1,433,986	107,104,414
	Prosperity Bancshares, Inc.	10,200	638,724
	Prudential Financial, Inc.	517,661	45,036,507
	Raymond James Financial, Inc.	2,229	201,791
	Regions Financial Corp.	5,559,337	101,513,494
	Reinsurance Group of America, Inc.	12,100	1,722,072
	RenaissanceRe Holdings Ltd.	3,923	845,053
	State Street Corp.	628,070	45,384,338
#	Synchrony Financial	1,227,307	36,217,830
	Synovus Financial Corp.	13,039	401,601
	Travelers Cos., Inc.	964,321	174,677,106
	Truist Financial Corp.	2,880,479	93,846,006
	U.S. Bancorp	2,488,333	85,300,055
	Unum Group	30,296	1,278,491
	W R Berkley Corp.	13,213	778,510
	Webster Financial Corp.	51,100	1,906,030
	Wells Fargo & Co.	6,446,522	256,249,249
#	Zions Bancorp NA	627,343	17,477,776

TOTAL FINANCIALS			5,196,283,332

HEALTH CARE — (15.1%)
	AbbVie, Inc.	6,116	924,250
*	Avantor, Inc.	100,183	1,951,565
	Baxter International, Inc.	656,014	31,278,748
	Becton Dickinson & Co.	287,150	75,896,617
*	Biogen, Inc.	534,163	162,508,409
*	Bio-Rad Laboratories, Inc., Class A	28,517	12,855,178
*	Boston Scientific Corp.	48,481	2,526,830
	Bristol-Myers Squibb Co.	2,696,576	180,050,380
*	Centene Corp.	751,586	51,806,823
*	Charles River Laboratories International, Inc.	2,300	437,276
	Cigna Group	998,289	252,856,621
	Cooper Cos., Inc.	16,950	6,465,578
	CVS Health Corp.	3,233,170	237,023,693
	Danaher Corp.	998,501	236,554,872
*	DaVita, Inc.	1,999	180,630
	Elevance Health, Inc.	680,876	319,092,537
#	Embecta Corp.	43,883	1,217,753
*	Envista Holdings Corp.	11,130	428,394
*	GE HealthCare Technologies, Inc.	398,647	32,425,947
	Gilead Sciences, Inc.	2,211,205	181,783,163
*	Henry Schein, Inc.	213,108	17,221,257
*	Hologic, Inc.	406,815	34,990,158
	Humana, Inc.	413,521	219,368,755
*	Incyte Corp.	57,883	4,307,074
*	Jazz Pharmaceuticals PLC	214,587	30,143,036
	Laboratory Corp. of America Holdings	661,405	149,947,128
	McKesson Corp.	122,974	44,792,050
	Medtronic PLC	2,002,037	182,085,265
	Merck & Co., Inc.	21,535	2,486,646
*	Moderna, Inc.	608,638	80,881,904
	PerkinElmer, Inc.	120,811	15,764,627
	Pfizer, Inc.	17,021,900	661,981,691
	Quest Diagnostics, Inc.	907,567	125,979,375
*	Regeneron Pharmaceuticals, Inc.	158,209	126,850,394

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	208,557	$39,323,422
*	Syneos Health, Inc.	13,905	545,910
	Thermo Fisher Scientific, Inc.	629,158	349,119,774
*	United Therapeutics Corp.	91,266	21,003,045
	Universal Health Services, Inc., Class B	450,326	67,706,514
*	Vertex Pharmaceuticals, Inc.	39,673	13,517,781
	Viatris, Inc.	2,860,265	26,686,272
	Zimmer Biomet Holdings, Inc.	365,895	50,654,504

TOTAL HEALTH CARE			4,053,621,846

INDUSTRIALS — (12.3%)
	3M Co.	502,190	53,342,622
	AECOM	513,326	42,631,724
	AGCO Corp.	253,428	31,409,866
	AMETEK, Inc.	213,388	29,432,607
	Arcosa, Inc.	75,166	5,076,712
*	Builders FirstSource, Inc.	589,989	55,913,258
*	CACI International, Inc., Class A	2,200	689,304
	Carlisle Cos., Inc.	315,528	68,106,719
	Carrier Global Corp.	1,308,430	54,718,543
	Concentrix Corp.	93,788	9,051,480
	CSX Corp.	859,128	26,323,682
	Cummins, Inc.	542,409	127,487,811
	Deere & Co.	1,688	638,098
*	Delta Air Lines, Inc.	1,226,520	42,081,901
	Dover Corp.	308,405	45,076,475
	Eaton Corp. PLC	810,732	135,489,532
	FedEx Corp.	569,614	129,746,677
	Fortive Corp.	269,682	17,014,237
	Fortune Brands Innovations, Inc.	519,705	33,619,716
	General Dynamics Corp.	428,065	93,463,712
	General Electric Co.	1,195,941	118,362,281
# *	GXO Logistics, Inc.	639,408	33,971,747
	Howmet Aerospace, Inc.	1,131,799	50,127,378
#	Hubbell, Inc.	24,259	6,533,434
	Huntington Ingalls Industries, Inc.	41,674	8,403,979
	Ingersoll Rand, Inc.	795,802	45,376,630
	Jacobs Solutions, Inc.	284,566	32,855,990
	Johnson Controls International PLC	1,470,454	87,991,967
	L3Harris Technologies, Inc.	250,035	48,794,330
	Leidos Holdings, Inc.	695,305	64,844,144
	ManpowerGroup, Inc.	2,452	185,641
# *	Masterbrand, Inc.	519,705	4,194,019
	MDU Resources Group, Inc.	20,335	594,189
*	Middleby Corp.	49,207	6,932,282
	Norfolk Southern Corp.	780,147	158,393,245
	Northrop Grumman Corp.	84,061	38,774,817
	nVent Electric PLC	13,164	551,967
	Oshkosh Corp.	2,394	183,189
	Otis Worldwide Corp.	1,224,040	104,410,612
	Owens Corning	520,448	55,589,051
	PACCAR, Inc.	2,159,359	161,282,524
	Parker-Hannifin Corp.	389,870	126,660,966
#	Pentair PLC	1,017,055	59,070,554
#	Quanta Services, Inc.	679,004	115,186,239
	Raytheon Technologies Corp.	1,693,410	169,171,659
	Regal Rexnord Corp.	41,600	5,414,656
	Republic Services, Inc.	1,829,777	264,622,350
	Sensata Technologies Holding PLC	669,936	29,108,719

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	313,561	$81,340,859
	Southwest Airlines Co.	1,505,376	45,597,839
	SS&C Technologies Holdings, Inc.	383,700	22,461,798
#	Stanley Black & Decker, Inc.	380,899	32,886,820
	Textron, Inc.	1,231,042	82,405,951
	Trane Technologies PLC	240,374	44,663,893
	TransUnion	86,859	5,976,768
#	U-Haul Holding Co.	84,288	5,146,625
	U-Haul Holding Co.	758,592	41,039,827
*	United Airlines Holdings, Inc.	269,204	11,791,135
	United Rentals, Inc.	245,310	88,583,894
	WESCO International, Inc.	20,400	2,937,600
	Westinghouse Air Brake Technologies Corp.	313,561	30,625,503

TOTAL INDUSTRIALS			3,294,361,747

INFORMATION TECHNOLOGY — (7.6%)
*	Advanced Micro Devices, Inc.	696,680	62,262,292
*	Akamai Technologies, Inc.	121,542	9,962,798
	Amdocs Ltd.	718,388	65,552,905
	Analog Devices, Inc.	889,874	160,070,535
*	Arrow Electronics, Inc.	388,892	44,500,912
	Avnet, Inc.	5,178	213,644
# *	Cerence, Inc.	658	16,812
*	Ciena Corp.	76,253	3,510,688
	Cognizant Technology Solutions Corp., Class A	2,015,910	120,369,986
	Corning, Inc.	3,991,170	132,586,667
	Dolby Laboratories, Inc., Class A	16,857	1,410,762
*	DXC Technology Co.	19,272	459,637
# *	First Solar, Inc.	93,364	17,046,399
# *	Flex Ltd.	1,338,622	27,535,454
	Hewlett Packard Enterprise Co.	6,265,120	89,716,518
	HP, Inc.	9,328,511	277,150,062
	Intel Corp.	9,477,931	294,384,537
	International Business Machines Corp.	41,547	5,251,956
	Jabil, Inc.	224,226	17,523,262
	Juniper Networks, Inc.	922,810	27,822,721
*	Kyndryl Holdings, Inc.	59,502	860,399
	Marvell Technology, Inc.	1,003,660	39,624,497
	Microchip Technology, Inc.	2,564	187,146
	Micron Technology, Inc.	3,670,413	236,227,781
#	MKS Instruments, Inc.	1,502	125,973
*	ON Semiconductor Corp.	459,208	33,044,608
*	Qorvo, Inc.	511,928	47,138,330
	Roper Technologies, Inc.	14,446	6,569,752
*	Salesforce, Inc.	633,045	125,577,137
	Skyworks Solutions, Inc.	316,504	33,517,774
	TD SYNNEX Corp.	93,788	8,350,883
	TE Connectivity Ltd.	935,515	114,478,971
*	Teledyne Technologies, Inc.	32,192	13,340,365
*	Western Digital Corp.	887,149	30,553,412

TOTAL INFORMATION TECHNOLOGY			2,046,945,575

MATERIALS — (8.4%)
	Air Products & Chemicals, Inc.	334,631	98,501,981
	Albemarle Corp.	489,084	90,705,519
#	Amcor PLC	1,257,874	13,798,878
*	Arconic Corp.	21,469	531,358
	Ball Corp.	644	34,248

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
#	Celanese Corp.	56,996	$6,055,255
	CF Industries Holdings, Inc.	607,999	43,520,568
# *	Cleveland-Cliffs, Inc.	409,416	6,296,818
	Corteva, Inc.	1,023,214	62,538,840
	Dow, Inc.	3,063,878	166,674,963
	DuPont de Nemours, Inc.	544,663	37,973,904
	Eastman Chemical Co.	811,350	68,372,465
	FMC Corp.	25,480	3,148,818
	Freeport-McMoRan, Inc.	4,809,107	182,313,246
	Huntsman Corp.	8,221	220,241
	International Flavors & Fragrances, Inc.	367,438	35,626,788
#	International Paper Co.	2,073,880	68,666,167
	Linde PLC	775,637	286,559,090
	LyondellBasell Industries NV, Class A	1,246,227	117,905,536
	Martin Marietta Materials, Inc.	193,622	70,323,510
#	Mosaic Co.	838,015	35,908,943
	Newmont Corp.	2,749,766	130,338,908
	Nucor Corp.	1,985,067	294,147,228
#	Packaging Corp. of America	118,167	15,983,268
	PPG Industries, Inc.	2,452	343,918
	Reliance Steel & Aluminum Co.	434,112	107,572,954
#	Royal Gold, Inc.	6,364	842,848
#	Sonoco Products Co.	14,629	886,810
	Steel Dynamics, Inc.	1,686,863	175,349,409
#	Sylvamo Corp.	110,624	5,068,792
	Vulcan Materials Co.	428,297	75,003,371
#	Westlake Corp.	370,962	42,208,056
	WestRock Co.	591,672	17,708,743

	TOTAL MATERIALS		2,261,131,441

	REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	995,226	76,294,025
*	Jones Lang LaSalle, Inc.	216,188	30,058,780

	TOTAL REAL ESTATE		106,352,805

	UTILITIES — (0.3%)
	NRG Energy, Inc.	1,165,655	39,830,431
#	Vistra Corp.	1,168,045	27,869,554

	TOTAL UTILITIES		67,699,985

	TOTAL COMMON STOCKS		26,176,248,909

	RIGHTS/WARRANTS — (0.0%)
	CONSUMER DISCRETIONARY — (0.0%)
*	Bauer AG Rights 03/09/23	2	0

	TOTAL INVESTMENT SECURITIES
	(Cost $15,983,542,928)		26,176,248,909

	TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	216,153,325	216,153,325

	SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	37,590,859	434,813,470

	TOTAL INVESTMENTS — (100.0%)
	(Cost $16,634,453,077)		$26,827,215,704

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL.	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
*	Allkem Ltd.	18,002	$147,841
	AMP Ltd.	2,083,483	1,575,232
	Ampol Ltd.	178,065	3,552,881
	Ansell Ltd.	68,828	1,224,801
	Aurizon Holdings Ltd.	8,111,517	18,442,729
#	Australia & New Zealand Banking Group Ltd.	7,347,638	119,312,644
	Bank of Queensland Ltd.	1,687,416	6,516,172
	Beach Energy Ltd.	7,293,526	7,178,935
#	Bendigo & Adelaide Bank Ltd.	1,066,408	6,139,571
	BlueScope Steel Ltd.	3,217,376	42,764,432
	Brickworks Ltd.	17,393	289,387
	Challenger Ltd.	782,323	3,148,088
	Cleanaway Waste Management Ltd.	6,684,980	10,765,874
	Evolution Mining Ltd.	4,135,415	9,751,222
	Fortescue Metals Group Ltd.	121,803	1,704,221
	Harvey Norman Holdings Ltd.	2,695,782	6,474,209
	Incitec Pivot Ltd.	7,095,295	15,117,346
	Lendlease Corp. Ltd.	1,303,875	6,475,546
	National Australia Bank Ltd.	5,228,713	100,658,739
#	New Hope Corp. Ltd.	931,313	3,292,113
	Newcrest Mining Ltd.	1,789,020	34,161,078
	Nine Entertainment Co. Holdings Ltd.	1,462,623	2,017,558
	Northern Star Resources Ltd.	1,646,740	14,688,600
	Orica Ltd.	754,187	8,140,554
	Origin Energy Ltd.	3,364,446	18,654,221
	Premier Investments Ltd.	19,252	335,049
	QBE Insurance Group Ltd.	976,946	9,990,047
	Qube Holdings Ltd.	1,234,493	2,525,520
	Rio Tinto Ltd.	500,543	37,543,034
	Santos Ltd.	9,204,868	43,604,319
	Seven Group Holdings Ltd.	186,936	2,952,756
	Sonic Healthcare Ltd.	116,979	2,757,539
	South32 Ltd.	13,800,736	39,011,236
	Suncorp Group Ltd.	3,892,309	32,407,474
	TPG Telecom Ltd.	450,905	1,609,510
Ω	Viva Energy Group Ltd.	3,870,394	8,000,098
	Westpac Banking Corp.	5,452,138	81,614,010
	Whitehaven Coal Ltd.	5,022,173	24,100,279
#	Woodside Energy Group Ltd.	3,559,994	80,777,414
	Worley Ltd.	905,249	9,095,458
#	Yancoal Australia Ltd.	41,805	154,547

TOTAL AUSTRALIA			818,672,284

AUSTRIA — (0.1%)
	Erste Group Bank AG	239,423	8,705,230
*	Raiffeisen Bank International AG	24,847	381,692

TOTAL AUSTRIA			9,086,922

BELGIUM — (0.7%)
	Ageas SA	382,351	17,035,863
	KBC Group NV	557,629	39,864,003
	Solvay SA	209,383	25,129,860
	UCB SA	16,660	1,548,674

TOTAL BELGIUM			83,578,400

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (8.9%)
#	Agnico Eagle Mines Ltd.	607,528	$34,465,063
	AltaGas Ltd.	424,078	7,418,274
	ARC Resources Ltd.	1,063,955	13,216,491
	Bank of Montreal	1,333,153	120,236,984
#	Bank of Nova Scotia	2,702,659	134,893,814
	Barrick Gold Corp.	2,342,305	44,596,358
	Brookfield Corp., Class A	106,848	3,468,286
	Canadian Imperial Bank of Commerce	1,943,976	81,511,390
#	Cenovus Energy, Inc.	1,041,529	17,496,242
#	Endeavour Mining PLC	791,919	20,387,596
#	Fairfax Financial Holdings Ltd.	96,097	67,154,770
	First Quantum Minerals Ltd.	1,712,520	41,610,622
	Great-West Lifeco, Inc.	464,849	13,216,211
	iA Financial Corp., Inc.	327,481	21,973,870
	IGM Financial, Inc.	17,720	543,822
	Imperial Oil Ltd.	368,198	18,752,324
#	Kinross Gold Corp.	4,622,914	23,304,796
	Lundin Mining Corp.	2,996,201	22,888,645
#	Magna International, Inc.	869,781	45,367,777
#	Manulife Financial Corp.	2,483,731	49,050,357
*	MEG Energy Corp.	546,773	9,104,476
#	Nutrien Ltd.	1,029,988	71,481,153
	Onex Corp.	183,522	8,451,074
	Sun Life Financial, Inc.	131,778	6,467,664
	Suncor Energy, Inc.	2,854,222	89,385,620
#	Teck Resources Ltd.,Class B	2,053,944	95,713,730
	Tourmaline Oil Corp.	564,266	25,351,051
	West Fraser Timber Co. Ltd.	247,686	17,915,928
#	Whitecap Resources, Inc.	2,596,702	20,469,260

TOTAL CANADA			1,125,893,648

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	90,500	717,299

DENMARK — (1.9%)
	AP Moller — Maersk AS, Class A	6,364	11,373,693
	AP Moller — Maersk AS, Class B	7,912	14,301,348
	Carlsberg AS, Class B	353,217	58,456,255
	Chr Hansen Holding AS	165,514	12,881,861
*	Danske Bank AS	945,349	19,979,747
*	Demant AS	121,110	5,190,287
	DSV AS	379,252	71,376,093
*	Genmab AS	30,735	12,630,994
	Novozymes AS, Class B	61,023	3,177,021
	Pandora AS	14,722	1,362,695
	Rockwool AS, Class A	91	21,911
	Rockwool AS, Class B	8,844	2,142,039
	Tryg AS	336,476	7,951,929
*	Vestas Wind Systems AS	763,341	21,122,093

TOTAL DENMARK			241,967,966

FINLAND — (0.9%)
	Nokia Oyj	4,351,573	18,412,163
#	Nokia Oyj, Sponsored ADR	1,331,054	5,577,116
	Nordea Bank Abp	4,650,797	51,634,361
	Stora Enso Oyj, Class R	1,696,368	21,521,559
	UPM-Kymmene Oyj	665,847	21,234,125

TOTAL FINLAND			118,379,324

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (11.1%)
*	Accor SA	268,063	$9,510,098
#	Alstom SA	339,734	8,539,067
Ω	Amundi SA	62,742	4,110,533
	Arkema SA	235,866	23,337,292
	AXA SA	2,528,587	82,533,543
	BNP Paribas SA	1,819,966	117,594,218
	Bollore SE	1,793,750	12,117,434
#	Bouygues SA	1,023,747	37,488,835
	Carrefour SA	2,495,917	51,916,591
	Cie de Saint-Gobain	1,784,858	103,333,825
	Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773
	Credit Agricole SA	1,088,951	13,310,823
	Danone SA	9,285	614,515
	Eiffage SA	259,883	30,932,268
	Engie SA	3,701,762	59,244,062
	Eurazeo SE	21,491	1,534,540
*	Faurecia SE	61,470	1,271,287
	Orange SA	7,137,374	92,899,451
	Publicis Groupe SA	675,773	55,249,217
*	Renault SA	540,715	20,083,754
	Rexel SA	422,008	9,775,226
	Sanofi	899,474	96,934,773
	Societe Generale SA	2,080,067	50,521,214
#	TotalEnergies SE	6,840,726	437,121,783
	Vinci SA	24,438	3,022,766
	Vivendi SE	324,425	3,563,631
* Ω	Worldline SA	52,638	2,289,896

TOTAL FRANCE			1,409,138,415

GERMANY — (6.9%)
	BASF SE	1,843,128	95,334,201
	Bayer AG	2,060,836	136,007,516
	Bayerische Motoren Werke AG	942,197	105,605,576
*	Commerzbank AG	4,029,779	44,783,374
	Continental AG	255,898	17,955,635
* Ω	Covestro AG	638,137	27,995,353
*	Daimler Truck Holding AG	1,284,137	42,431,686
#	Deutsche Bank AG	3,421,901	37,641,549
*	Deutsche Lufthansa AG	524,114	5,634,185
Ω	DWS Group GmbH & Co. KGaA	18,748	623,378
	E.ON SE	1,519,237	20,096,080
	Evonik Industries AG	449,221	9,804,915
	Fresenius Medical Care AG & Co. KGaA	334,517	16,232,089
	Fresenius SE & Co. KGaA	862,748	24,997,234
	HeidelbergCement AG	448,245	33,950,785
	Mercedes-Benz Group AG	2,636,283	205,593,184
#	RTL Group SA	3,228	151,310
# *	Siemens Energy AG	453,468	11,129,962
*	Talanx AG	152,426	7,666,382
	Telefonica Deutschland Holding AG	4,563,070	15,418,487
	Volkswagen AG	111,321	18,689,984

TOTAL GERMANY			877,742,865

HONG KONG — (2.0%)
	BOC Hong Kong Holdings Ltd.	6,079,500	19,191,292
# *	Cathay Pacific Airways Ltd.	7,360,999	7,122,737
	CK Asset Holdings Ltd.	4,931,303	29,159,394
	CK Hutchison Holdings Ltd.	7,430,984	49,679,304

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CK Infrastructure Holdings Ltd.	743,000	$4,230,184
Ω	ESR Group Ltd.	69,600	108,795
	Hang Lung Properties Ltd.	6,065,000	11,086,373
	Hang Seng Bank Ltd.	290,300	4,303,072
	Henderson Land Development Co. Ltd.	2,671,485	9,512,423
	HKT Trust & HKT Ltd.	1,300,000	1,708,553
	MTR Corp. Ltd.	2,970,433	14,841,830
	New World Development Co. Ltd.	4,946,042	13,190,482
#	Sino Land Co. Ltd.	10,446,417	14,077,290
	Sun Hung Kai Properties Ltd.	3,517,920	48,980,989
	Swire Pacific Ltd., Class A	1,084,500	8,608,898
	Swire Pacific Ltd., Class B	2,672,500	3,393,041
Ω	WH Group Ltd.	30,841,696	17,170,758
	Xinyi Glass Holdings Ltd.	1,450,000	2,652,833

TOTAL HONG KONG			259,018,248

IRELAND — (0.5%)
	AIB Group PLC	383,191	1,647,942
	Bank of Ireland Group PLC	811,100	8,389,139
	CRH PLC	293,793	14,176,683
#	CRH PLC, Sponsored ADR	728,717	35,342,775
# *	Flutter Entertainment PLC	17,270	3,460,360

TOTAL IRELAND			63,016,899

ISRAEL — (0.5%)
	Bank Hapoalim BM	2,024,290	17,438,427
	Bank Leumi Le-Israel BM	576,471	4,569,502
	Delek Group Ltd.	29,703	3,235,699
	Harel Insurance Investments & Financial Services Ltd.	600,083	5,386,396
	Israel Discount Bank Ltd., Class A	2,720,329	13,519,608
	Kenon Holdings Ltd.	19,214	511,167
*	Migdal Insurance & Financial Holdings Ltd.	177,764	191,686
	Phoenix Holdings Ltd.	796,823	8,548,605
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,196,765	10,447,758

TOTAL ISRAEL			63,848,848

ITALY — (2.1%)
	Banco BPM SpA	290,116	1,179,634
	Eni SpA	2,467,312	37,274,713
	Intesa Sanpaolo SpA	18,268,354	48,034,649
	Mediobanca Banca di Credito Finanziario SpA	517,341	5,555,819
	Stellantis NV	3,233,234	53,628,266
#	Stellantis NV	1,905,996	31,696,714
*	Telecom Italia SpA	4,533,052	1,333,228
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,707,097
	UniCredit SpA	4,159,978	82,431,948

TOTAL ITALY			265,842,068

JAPAN — (18.4%)
	Acom Co. Ltd.	117,400	287,646
	AEON Financial Service Co. Ltd.	37,200	331,363
	AGC, Inc.	895,500	33,388,592
	Air Water, Inc.	54,300	686,123
	Aisin Corp.	654,800	19,219,333
	Alfresa Holdings Corp.	202,200	2,927,752
	Alps Alpine Co. Ltd.	475,928	4,345,248
	Amada Co. Ltd.	907,100	8,469,587

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aozora Bank Ltd.	253,300	$4,543,944
	Asahi Group Holdings Ltd.	147,200	5,686,936
	Asahi Kasei Corp.	3,294,900	23,272,399
	Bank of Kyoto Ltd.	113,679	5,593,284
	Bridgestone Corp.	438,200	17,597,385
	Brother Industries Ltd.	513,100	8,058,357
	Canon Marketing Japan, Inc.	151,500	3,787,946
	Canon, Inc.	578,700	13,783,097
	Chiba Bank Ltd.	1,064,000	6,947,948
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,218,367
	COMSYS Holdings Corp.	23,300	445,872
	Concordia Financial Group Ltd.	2,530,100	9,600,107
	Cosmo Energy Holdings Co. Ltd.	273,700	8,749,937
	Credit Saison Co. Ltd.	393,600	5,453,293
	Dai Nippon Printing Co. Ltd.	418,700	12,035,993
	Daicel Corp.	457,800	3,609,232
	Dai-ichi Life Holdings, Inc.	1,128,647	20,993,700
	Daiwa House Industry Co. Ltd.	533,700	13,603,200
	Daiwa Securities Group, Inc.	3,723,000	17,292,191
	Denka Co. Ltd.	234,800	4,702,446
	DIC Corp.	246,600	4,555,542
	Dowa Holdings Co. Ltd.	195,100	6,374,009
	ENEOS Holdings, Inc.	9,223,403	32,812,478
	Ezaki Glico Co. Ltd.	8,100	208,338
	Fuji Media Holdings, Inc.	30,600	286,866
	FUJIFILM Holdings Corp.	103,500	5,394,414
	Fujikura Ltd.	47,500	323,860
	Fukuoka Financial Group, Inc.	386,600	7,281,639
	Fuyo General Lease Co. Ltd.	1,600	117,096
	Hachijuni Bank Ltd.	244,000	1,093,146
	Hankyu Hanshin Holdings, Inc.	581,700	18,161,422
	Haseko Corp.	510,100	6,227,466
*	Hino Motors Ltd.	840,100	3,310,091
	Hitachi Construction Machinery Co. Ltd.	230,800	5,687,345
	Hitachi Ltd.	191,000	10,565,091
	Honda Motor Co. Ltd.	3,522,000	93,414,082
	House Foods Group, Inc.	2,800	61,567
	Hulic Co. Ltd.	28,500	245,387
	Idemitsu Kosan Co. Ltd.	602,938	12,838,383
	Iida Group Holdings Co. Ltd.	674,550	11,993,019
	Inpex Corp.	2,704,683	29,597,469
	Isetan Mitsukoshi Holdings Ltd.	549,300	6,064,686
	Isuzu Motors Ltd.	1,559,200	18,412,618
	ITOCHU Corp.	490,500	16,272,269
	Iwatani Corp.	82,400	3,901,044
	J Front Retailing Co. Ltd.	712,300	7,491,440
#	Japan Post Bank Co. Ltd.	56,300	449,587
	Japan Post Holdings Co. Ltd.	1,397,610	11,505,020
	Japan Post Insurance Co. Ltd.	134,400	2,182,532
	JFE Holdings, Inc.	1,387,295	16,412,110
	JGC Holdings Corp.	257,700	3,223,895
	JTEKT Corp.	572,800	4,730,181
	Kajima Corp.	855,600	11,320,048
	Kamigumi Co. Ltd.	342,200	7,499,602
	Kaneka Corp.	231,308	6,153,652
	Kawasaki Heavy Industries Ltd.	677,300	14,734,151
#	Kawasaki Kisen Kaisha Ltd.	101,100	2,409,246
	Kewpie Corp.	7,000	117,511
	Kinden Corp.	222,800	3,037,810

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kobe Steel Ltd.	60,200	$448,541
	Koito Manufacturing Co. Ltd.	62,800	1,214,769
	Kokuyo Co. Ltd.	20,200	288,672
	Komatsu Ltd.	917,200	22,810,641
	Konica Minolta, Inc.	521,200	2,174,117
	K’s Holdings Corp.	403,300	3,574,539
	Kuraray Co. Ltd.	1,408,691	13,173,532
	Kyocera Corp.	179,600	9,426,760
	Lixil Corp.	1,001,900	15,770,936
	Mabuchi Motor Co. Ltd.	73,100	2,063,041
	Marubeni Corp.	2,455,800	34,855,634
	Maruichi Steel Tube Ltd.	15,500	350,627
	Mazda Motor Corp.	1,108,300	10,029,543
	Mebuki Financial Group, Inc.	1,302,120	3,335,581
	Medipal Holdings Corp.	329,250	5,030,256
	Mitsubishi Chemical Group Corp.	3,775,900	22,151,846
	Mitsubishi Corp.	2,121,600	78,660,133
	Mitsubishi Electric Corp.	1,451,700	17,999,456
	Mitsubishi Estate Co. Ltd.	772,125	9,515,901
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,585,468
	Mitsubishi HC Capital, Inc.	2,653,300	13,772,576
	Mitsubishi Heavy Industries Ltd.	757,000	28,705,616
	Mitsubishi Logistics Corp.	89,600	2,220,218
	Mitsubishi Materials Corp.	79,200	1,296,870
# *	Mitsubishi Motors Corp.	1,798,900	6,914,310
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	12,359,323
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114
	Mitsui & Co. Ltd., Sponsored ADR	10,334	6,488,305
	Mitsui & Co. Ltd.	1,590,000	49,637,746
	Mitsui Chemicals, Inc.	823,660	20,839,424
	Mitsui Fudosan Co. Ltd.	941,100	18,692,135
#	Mitsui OSK Lines Ltd.	885,300	21,947,125
	Mizuho Financial Group, Inc.	2,557,280	37,069,893
	MS&AD Insurance Group Holdings, Inc.	445,453	14,620,793
	Nagase & Co. Ltd.	21,700	341,887
	NEC Corp.	787,610	30,287,785
	NGK Insulators Ltd.	303,000	3,803,203
	NH Foods Ltd.	317,767	9,273,386
	Nikon Corp.	695,200	7,186,331
	Nippon Electric Glass Co. Ltd.	131,500	2,510,363
	Nippon Express Holdings, Inc.	308,324	18,093,036
	Nippon Shokubai Co. Ltd.	64,300	2,577,893
	Nippon Steel Corp.	1,256,593	26,837,570
#	Nippon Yusen KK	958,800	22,664,968
	Nissan Motor Co. Ltd.	4,749,500	17,318,741
	Nisshin Seifun Group, Inc.	188,500	2,284,893
	Niterra Co. Ltd.	315,000	6,602,345
	Nomura Holdings, Inc.	3,219,302	11,540,877
	Nomura Real Estate Holdings, Inc.	521,500	12,995,267
	NSK Ltd.	1,027,500	5,801,180
	Obayashi Corp.	2,272,082	18,941,824
	Oji Holdings Corp.	3,568,100	14,021,555
	ORIX Corp.	2,089,800	35,552,768
	Otsuka Holdings Co. Ltd.	139,100	4,732,287
	Panasonic Holdings Corp.	3,734,599	35,175,358
	Resona Holdings, Inc.	2,821,139	14,060,445
	Resonac Holdings Corp.	515,700	8,166,234
#	Ricoh Co. Ltd.	1,418,200	11,742,307
	Rinnai Corp.	38,100	920,883

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rohm Co. Ltd.	93,500	$7,039,441
	Sankyo Co. Ltd.	30,300	1,336,725
	SBI Holdings, Inc.	249,899	4,880,717
*	SBI Shinsei Bank Ltd.	61,300	1,100,026
	Seiko Epson Corp.	795,500	12,166,168
	Seino Holdings Co. Ltd.	437,400	4,856,014
	Sekisui Chemical Co. Ltd.	206,700	2,941,847
#	Sekisui House Ltd.	1,475,000	30,323,996
	Shimamura Co. Ltd.	61,300	5,627,608
	Shimizu Corp.	936,400	5,718,601
	Shizuoka Financial Group, Inc.	851,000	6,414,538
	SoftBank Group Corp.	546,200	20,483,818
	Sohgo Security Services Co. Ltd.	15,800	441,282
	Sojitz Corp.	681,440	14,352,156
	Sompo Holdings, Inc.	260,856	10,885,414
	Stanley Electric Co. Ltd.	331,300	7,473,431
	Subaru Corp.	1,583,684	25,848,595
	Sumitomo Chemical Co. Ltd.	7,919,600	26,762,066
	Sumitomo Corp.	1,550,100	27,782,217
	Sumitomo Electric Industries Ltd.	2,834,000	36,168,235
	Sumitomo Forestry Co. Ltd.	598,600	12,932,280
	Sumitomo Heavy Industries Ltd.	487,894	11,788,494
	Sumitomo Metal Mining Co. Ltd.	584,364	21,568,113
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	56,025,473
	Sumitomo Mitsui Trust Holdings, Inc.	475,544	17,142,251
	Sumitomo Pharma Co. Ltd.	333,431	2,091,824
#	Sumitomo Realty & Development Co. Ltd.	566,400	13,225,006
#	Sumitomo Rubber Industries Ltd.	756,200	6,935,801
	Suzuken Co. Ltd.	85,000	2,419,160
	Suzuki Motor Corp.	338,100	11,789,022
	Taiheiyo Cement Corp.	130,700	2,343,603
	Taisei Corp.	215,600	7,332,751
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,679,931
	Takashimaya Co. Ltd.	53,700	793,274
	Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072
	TBS Holdings, Inc.	70,800	1,067,501
	TDK Corp.	337,600	11,606,316
	Teijin Ltd.	818,590	9,142,780
	THK Co. Ltd.	92,400	2,072,989
	Toda Corp.	537,800	3,146,437
	Tokai Carbon Co. Ltd.	40,000	363,508
	Tokyo Century Corp.	100,200	3,447,095
	Tokyo Tatemono Co. Ltd.	870,300	11,022,344
	Tokyu Fudosan Holdings Corp.	2,556,700	12,974,727
	Toppan, Inc.	599,800	12,750,999
	Toray Industries, Inc.	2,976,000	16,865,882
	Tosoh Corp.	1,241,700	16,589,469
	Toyo Seikan Group Holdings Ltd.	416,349	5,881,320
	Toyo Tire Corp.	52,000	619,528
	Toyoda Gosei Co. Ltd.	272,500	4,673,342
	Toyota Boshoku Corp.	57,200	905,404
	Toyota Industries Corp.	155,700	9,048,955
	Toyota Motor Corp.	7,342,850	100,817,505
	Toyota Tsusho Corp.	548,100	22,783,027
	Yamada Holdings Co. Ltd.	1,918,800	6,686,498
	Yamaha Motor Co. Ltd.	893,600	23,172,154
	Yamato Kogyo Co. Ltd.	54,200	2,129,358
	Yamazaki Baking Co. Ltd.	325,600	4,362,769
	Yokohama Rubber Co. Ltd.	563,500	12,250,826

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Z Holdings Corp.	1,456,300	$3,989,157
	Zeon Corp.	404,300	4,171,499

TOTAL JAPAN			2,330,865,556

NETHERLANDS — (3.4%)
Ω	ABN AMRO Bank NV, CVA	509,108	8,159,605
	Aegon NV	3,153,912	14,390,433
	Aegon NV, Class NY	413,726	1,874,179
	Akzo Nobel NV	420,445	34,879,355
	ArcelorMittal SA	652,213	18,529,125
#	ArcelorMittal SA	931,574	26,521,915
	ASR Nederland NV	267,334	11,758,055
	Coca-Cola Europacific Partners PLC	85,736	5,482,967
	Heineken NV	141,454	16,242,481
	ING Groep NV	4,971,616	61,659,410
#	JDE Peet’s NV	256,784	7,810,751
	Koninklijke Ahold Delhaize NV	4,003,663	137,664,548
	Koninklijke KPN NV	4,007,248	14,613,972
	Koninklijke Philips NV	991,539	20,933,379
	Koninklijke Philips NV	33,022	697,425
	NN Group NV	695,023	25,917,660
	OCI NV	84,204	2,218,803
	Randstad NV	338,457	18,390,321
	Stellantis NV	208,034	3,459,605

TOTAL NETHERLANDS			431,203,989

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	10,839,052
	Chorus Ltd.	297,294	1,589,626
	EBOS Group Ltd.	221,523	6,079,258
	Fletcher Building Ltd.	1,506,990	4,201,968
#	Fonterra Co-operative Group Ltd.	293,628	627,344
	Ryman Healthcare Ltd.	262,117	861,071
	Summerset Group Holdings Ltd.	420,677	2,119,998

TOTAL NEW ZEALAND			26,318,317

NORWAY — (0.8%)
*	Adevinta ASA	53,248	410,167
#	Aker ASA, Class A	9,016	551,073
	Aker BP ASA	94,136	2,250,398
	Austevoll Seafood ASA	167,380	1,576,293
	DNB Bank ASA	1,885,402	33,164,367
Ω	Elkem ASA	809,310	2,739,190
#	Frontline PLC	84,273	1,307,377
#	Golden Ocean Group Ltd.	787,356	7,252,944
	Norsk Hydro ASA	2,737,655	20,146,569
	Orkla ASA	313,001	2,249,782
	SpareBank 1 SR-Bank ASA	329,406	3,858,804
	Storebrand ASA	1,260,839	9,728,018
	Subsea 7 SA	453,890	5,188,191
	Wallenius Wilhelmsen ASA	592,285	4,432,679
	Yara International ASA	290,501	11,698,134

TOTAL NORWAY			106,553,986

PORTUGAL — (0.1%)
	EDP Renovaveis SA	384,507	8,546,701

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	553,452	$6,687,743

TOTAL PORTUGAL			15,234,444

SINGAPORE — (1.0%)
	City Developments Ltd.	1,511,600	7,907,617
	Frasers Property Ltd.	492,700	323,375
	Hongkong Land Holdings Ltd.	2,134,200	9,498,118
	Jardine Cycle & Carriage Ltd.	6,800	173,188
	Keppel Corp. Ltd.	6,323,200	29,361,053
	Olam Group Ltd.	399,410	482,089
	Oversea-Chinese Banking Corp. Ltd.	2,660,100	25,166,896
*	Sembcorp Marine Ltd.	120,678,485	11,254,794
	Singapore Airlines Ltd.	4,136,400	18,193,074
	Singapore Land Group Ltd.	571,470	939,707
	UOL Group Ltd.	1,698,674	8,861,769
	Wilmar International Ltd.	6,663,900	19,683,263

TOTAL SINGAPORE			131,844,943

SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	7,144,740	52,306,524
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,225,868	8,997,871
	Banco Santander SA	35,812,913	125,813,514
	Banco Santander SA, Sponsored ADR	219,342	761,117
	CaixaBank SA	3,327,631	12,317,580
	Repsol SA	4,381,555	64,363,729

TOTAL SPAIN			264,560,335

SWEDEN — (2.5%)
	AFRY AB	5,360	100,762
	Billerud AB	671,128	6,445,670
	Boliden AB	945,435	33,786,892
	Bure Equity AB	85,205	2,178,568
Ω	Dometic Group AB	119,685	857,857
#	Electrolux AB, Class B	442,770	6,679,226
	Essity AB, Class B	61,894	1,875,714
	Getinge AB, Class B	105,044	2,666,108
	Holmen AB, Class A	5,562	214,414
	Holmen AB, Class B	176,174	6,664,626
	Husqvarna AB, Class B	610,915	5,272,947
	Loomis AB	190,687	6,103,657
*	Millicom International Cellular SA, SDR	349,452	6,267,868
	Pandox AB	106,891	1,273,653
	Saab AB, Class B	158,640	8,907,520
	Securitas AB, Class B	660,617	5,921,301
# * Ω	Sinch AB	19,715	52,329
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	29,626,774
	Skandinaviska Enskilda Banken AB, Class C	14,462	184,539
	Skanska AB, Class B	882,362	14,432,318
	SKF AB, Class B	1,179,544	21,363,503
	SSAB AB, Class A	729,061	5,177,686
	SSAB AB, Class B	2,046,233	13,830,654
#	Svenska Cellulosa AB SCA, Class A	34,534	471,742
	Svenska Cellulosa AB SCA, Class B	581,885	7,983,295
	Svenska Handelsbanken AB, Class A	1,224,329	10,822,806
#	Svenska Handelsbanken AB, Class B	37,204	408,790
#	Swedbank AB, Class A	973,315	16,912,740
	Telefonaktiebolaget LM Ericsson, Class B	1,743,089	9,596,912
	Telia Co. AB	6,786,020	18,893,434

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Trelleborg AB, Class B	788,808	$19,821,239
	Vitrolife AB	4,553	102,509
	Volvo AB, Class A	251,466	5,325,083
	Volvo AB, Class B	1,970,035	40,505,300

TOTAL SWEDEN			310,728,436

SWITZERLAND — (10.1%)
	ABB Ltd.	708,359	25,553,069
	Alcon, Inc.	571,377	41,581,076
	Baloise Holding AG	105,344	17,633,866
	Barry Callebaut AG	484	1,033,383
	Cie Financiere Richemont SA, Class A	922,306	152,457,909
*	Credit Suisse Group AG	257,594	231,795
	Credit Suisse Group AG, Sponsored ADR	133,383	119,365
*	DSM-Firmenich AG	338,440	44,288,833
	Holcim AG	1,372,633	90,593,267
	Julius Baer Group Ltd.	716,015	51,306,901
	Novartis AG, Sponsored ADR	1,596,183	163,720,490
	Novartis AG	1,706,093	174,522,856
	SIG Group AG	479,021	12,821,302
	Swatch Group AG	47,812	16,402,498
	Swatch Group AG	123,912	7,817,342
	Swiss Life Holding AG	69,548	45,905,617
	Swiss Prime Site AG	120,516	10,909,062
	Swiss Re AG	399,672	40,248,534
	Swisscom AG	94,854	65,122,052
# *	UBS Group AG	7,263,744	147,709,305
	Zurich Insurance Group AG	348,909	169,204,186

TOTAL SWITZERLAND			1,279,182,708

UNITED KINGDOM — (13.8%)
	3i Group PLC	937,289	20,853,778
	abrdn PLC	1,691,534	4,532,851
Ω	Airtel Africa PLC	31,927	48,195
	Anglo American PLC	1,263,298	38,927,474
	Associated British Foods PLC	371,994	9,165,402
	Aviva PLC	9,590,235	51,061,682
	Barclays PLC, Sponsored ADR	7,035,082	56,773,112
	Barclays PLC	1,388,036	2,796,075
	Barratt Developments PLC	1,092,759	6,874,996
	Bellway PLC	17,101	518,493
	Berkeley Group Holdings PLC	7,801	436,561
	BP PLC, Sponsored ADR	1,984,603	79,939,809
	BP PLC	7,690,578	51,596,045
	British American Tobacco PLC, Sponsored ADR	838,885	31,080,689
	British American Tobacco PLC	3,024,009	111,724,417
	BT Group PLC	22,408,140	44,755,592
*	Dowlais Group PLC	1,458,994	2,431,341
	DS Smith PLC	2,810,684	10,973,640
	Glencore PLC	14,403,738	85,020,005
	Haleon PLC	1,685,911	7,412,442
	HSBC Holdings PLC	13,535,003	97,551,453
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806
	Investec PLC	1,183,350	6,596,630
	J Sainsbury PLC	7,868,098	27,341,681
	Johnson Matthey PLC	36,432	900,005
	Kingfisher PLC	7,975,671	25,849,917
	Lloyds Banking Group PLC	164,752,825	100,090,742

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
#	Lloyds Banking Group PLC, ADR	1,844,768	$4,464,339
	M&G PLC	1,586,600	4,100,625
*	Marks & Spencer Group PLC	10,812	22,371
	Melrose Industries PLC	1,458,994	7,515,411
	NatWest Group PLC	6,971,799	22,965,783
#	NatWest Group PLC, Sponsored ADR	637,445	4,226,260
	Pearson PLC	309,149	3,439,524
	Pearson PLC, Sponsored ADR	1,014,248	11,197,298
	Shell PLC	307,658	9,453,763
	Shell PLC, ADR	9,015,405	558,774,802
	Standard Chartered PLC	5,708,936	45,232,654
	Taylor Wimpey PLC	2,923,737	4,718,520
	Tesco PLC	11,051,539	39,072,189
	Vodafone Group PLC	51,300,878	61,618,782
	Vodafone Group PLC, Sponsored ADR	1,760,686	21,040,201

	TOTAL UNITED KINGDOM		1,756,883,355

	TOTAL COMMON STOCKS		11,990,279,255

	PREFERRED STOCKS — (0.8%)
	GERMANY — (0.8%)
	Bayerische Motoren Werke AG	152,008	16,157,651
	Porsche Automobil Holding SE	307,547	17,129,521
	Volkswagen AG	489,153	66,793,721

	TOTAL GERMANY		100,080,893

	TOTAL INVESTMENT SECURITIES
	(Cost $10,444,124,118)		12,090,360,148

			Value†
	SECURITIES LENDING COLLATERAL — (4.8%)
@ §	The DFA Short Term Investment Fund	52,997,021	613,016,538

	TOTAL INVESTMENTS — (100.0%)
(Cost $11,057,042,247)			$12,703,376,686

ADR American Depositary Receipt

SA    Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
	Akatsuki, Inc.	44,200	$734,176
*	Allied Architects, Inc.	33,800	164,149
*	AlphaPolis Co. Ltd.	13,000	329,427
	Amuse, Inc.	34,600	472,139
	ARTERIA Networks Corp.	92,300	884,052
	Asahi Broadcasting Group Holdings Corp.	57,600	284,768
	Asahi Net, Inc.	109,100	473,868
	Ateam, Inc.	2,100	10,398
*	Atrae, Inc.	68,500	415,154
	Avex, Inc.	232,700	2,665,038
# *	Bengo4.com, Inc.	46,600	897,218
	Broadmedia Corp.	5,520	52,276
	Broccoli Co. Ltd.	4,400	48,422
	Bushiroad, Inc.	22,000	144,397
	Carta Holdings, Inc.	38,100	406,212
#	Ceres, Inc.	18,800	198,918
	COLOPL, Inc.	188,200	884,940
*	COOKPAD, Inc.	190,600	270,932
	Cross Marketing Group, Inc.	22,900	119,907
	Daiichikosho Co. Ltd.	56,200	1,007,565
*	DeNA Co. Ltd.	411,700	5,782,217
	Digital Holdings, Inc.	60,500	522,408
	Direct Marketing MiX, Inc.	43,000	378,875
#	Drecom Co. Ltd.	24,400	134,539
#	Faith, Inc.	56,010	207,748
	Fibergate, Inc.	22,300	206,903
	FreakOut Holdings, Inc.	24,400	285,005
#	Freebit Co. Ltd.	63,100	716,376
	Fuji Media Holdings, Inc.	140,300	1,315,270
	Gakken Holdings Co. Ltd.	132,500	853,780
	GungHo Online Entertainment, Inc.	291,600	5,598,450
	Imagica Group, Inc.	106,900	478,410
	Imagineer Co. Ltd.	1,600	12,591
	i-mobile Co. Ltd.	8,100	77,767
	Infocom Corp.	146,900	2,441,003
	Intage Holdings, Inc.	211,400	2,461,880
	IPS, Inc.	17,200	321,977
	ITmedia, Inc.	56,800	581,025
*	Japan Communications, Inc.	903,800	1,678,689
	J-Stream, Inc.	14,000	55,141
#	Kamakura Shinsho Ltd.	39,000	267,709
*	KLab, Inc.	15,000	42,670
	LIFULL Co. Ltd.	444,000	721,584
# *	Macbee Planet, Inc.	3,400	377,561
	Macromill, Inc.	243,197	1,619,241
	MarkLines Co. Ltd.	72,900	1,263,856
	Marvelous, Inc.	190,500	945,392
#	Members Co. Ltd.	50,400	461,503
	Mixi, Inc.	251,400	5,314,889
# *	Mobile Factory, Inc.	10,500	71,029
*	NexTone, Inc.	31,200	673,006
	Okinawa Cellular Telephone Co.	158,700	3,545,622
#	Orchestra Holdings, Inc.	4,800	54,183

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Oricon, Inc.	27,800	$225,879
*	Port, Inc.	4,400	55,306
*	PR Times, Inc.	11,900	119,327
	Proto Corp.	156,700	1,368,519
	Sharingtechnology, Inc.	2,700	9,859
	SKY Perfect JSAT Holdings, Inc.	910,500	3,549,842
	Toei Co. Ltd.	700	94,255
	Tohokushinsha Film Corp.	94,800	517,663
#	Trenders, Inc.	13,300	132,185
	TV Asahi Holdings Corp.	98,500	1,138,681
	Tv Tokyo Holdings Corp.	63,700	1,188,805
	Usen-Next Holdings Co. Ltd.	79,900	1,794,578
*	UUUM Co. Ltd.	11,600	52,766
	ValueCommerce Co. Ltd.	105,000	1,017,069
#	V-Cube, Inc.	80,700	309,580
	Vector, Inc.	188,100	1,778,805
*	Vision, Inc.	55,400	695,634
	Wowow, Inc.	37,900	365,189
	Zenrin Co. Ltd.	207,250	1,340,815
	ZIGExN Co. Ltd.	121,300	451,055

TOTAL COMMUNICATION SERVICES			66,138,067

CONSUMER DISCRETIONARY — (14.6%)
	&Do Holdings Co. Ltd.	59,500	419,331
#	Adastria Co. Ltd.	140,840	2,656,057
#	Adventure, Inc.	8,800	656,167
	Aeon Fantasy Co. Ltd.	48,932	1,177,459
	Ahresty Corp.	133,500	560,427
	Ainavo Holdings Co. Ltd.	5,600	44,596
	Airtrip Corp.	85,100	1,711,494
	Aisan Industry Co. Ltd.	211,600	1,514,500
*	Akebono Brake Industry Co. Ltd.	610,100	670,677
	Alleanza Holdings Co. Ltd.	80,800	592,967
#	Alpen Co. Ltd.	98,500	1,506,141
#	Alpha Corp.	31,700	234,448
	Amiyaki Tei Co. Ltd.	28,200	785,641
	AOKI Holdings, Inc.	231,900	1,615,259
	Aoyama Trading Co. Ltd.	235,200	1,607,189
	Arata Corp.	86,800	2,822,362
#	Arcland Service Holdings Co. Ltd.	94,800	1,992,849
	ARCLANDS Corp.	37,400	423,593
	Asahi Co. Ltd.	106,000	1,013,460
	Ashimori Industry Co. Ltd.	26,599	271,124
	ASKUL Corp.	241,600	3,219,757
	Asti Corp.	19,400	488,922
*	Atsugi Co. Ltd.	18,000	55,802
	Aucnet, Inc.	65,100	761,478
	Autobacs Seven Co. Ltd.	429,100	4,879,623
	Avantia Co. Ltd.	62,400	379,001
	Baroque Japan Ltd.	35,200	227,083
#	Beauty Garage, Inc.	21,700	591,229
	Belluna Co. Ltd.	317,100	1,739,777
	Benesse Holdings, Inc.	395,143	5,671,337
#	Bic Camera, Inc.	557,300	4,662,631
#	Bike O & Co. Ltd.	32,200	195,928
#	Bookoff Group Holdings Ltd.	66,600	666,583
	Central Automotive Products Ltd.	80,500	1,711,506
	Central Sports Co. Ltd.	43,700	824,688
	Chiyoda Co. Ltd.	110,800	682,276

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Chofu Seisakusho Co. Ltd.	121,300	$2,189,827
	Chuo Spring Co. Ltd.	81,700	434,839
	Cleanup Corp.	139,400	779,381
	Colowide Co. Ltd.	268,100	4,107,461
	Corona Corp.	97,200	665,327
	Create Restaurants Holdings, Inc.	619,500	4,520,460
*	CROOZ, Inc.	9,100	60,920
	Curves Holdings Co. Ltd.	195,200	1,138,044
	Daido Metal Co. Ltd.	227,200	880,168
#	Daikoku Denki Co. Ltd.	54,600	1,227,729
	Daikyonishikawa Corp.	258,900	1,296,173
	Daimaruenawin Co. Ltd.	3,400	33,215
	Dainichi Co. Ltd.	67,100	335,556
	DCM Holdings Co. Ltd.	701,800	7,351,578
	Doshisha Co. Ltd.	130,800	2,059,425
	Doutor Nichires Holdings Co. Ltd.	186,086	2,934,472
	Eagle Industry Co. Ltd.	165,400	1,595,394
#	EAT & Holdings Co. Ltd.	33,000	539,789
#	EDION Corp.	510,200	5,020,848
	Enigmo, Inc.	152,100	477,763
	ES-Con Japan Ltd.	53,000	338,335
	Eslead Corp.	47,700	784,409
	Exedy Corp.	181,900	2,618,347
	FCC Co. Ltd.	223,200	2,877,386
	Felissimo Corp.	20,600	150,632
#	First Juken Co. Ltd.	46,400	386,231
#	First-Corp., Inc.	45,300	308,760
	FJ Next Holdings Co. Ltd.	106,600	810,163
	Foster Electric Co. Ltd.	143,200	1,192,603
	F-Tech, Inc.	29,700	169,501
#	Fuji Corp.	72,800	704,555
	Fuji Corp. Ltd.	171,000	906,318
	Fuji Kyuko Co. Ltd.	80,000	3,072,949
	Fujibo Holdings, Inc.	63,300	1,489,474
	Fujikura Composites, Inc.	111,200	844,635
	Fujishoji Co. Ltd.	51,100	565,715
	FuKoKu Co. Ltd.	66,400	518,104
	Furukawa Battery Co. Ltd.	88,000	740,471
	Furyu Corp.	115,400	986,503
	Futaba Industrial Co. Ltd.	341,300	1,142,891
	Gakkyusha Co. Ltd.	49,300	784,396
#	Genki Sushi Co. Ltd.	32,500	775,852
	Geo Holdings Corp.	156,700	1,895,762
#	Gift Holdings, Inc.	23,300	813,800
	GLOBERIDE, Inc.	106,198	1,946,792
	Golf Digest Online, Inc.	64,100	432,874
*	Greens Co. Ltd.	1,800	19,473
#	GSI Creos Corp.	63,184	865,204
	G-Tekt Corp.	141,100	1,545,724
	Gunze Ltd.	94,300	3,261,548
#	Hagihara Industries, Inc.	77,700	737,174
#	Hamee Corp.	36,100	260,696
	Handsman Co. Ltd.	43,500	364,021
	Happinet Corp.	97,600	1,409,280
	Hard Off Corp. Co. Ltd.	58,800	612,302
	Heiwa Corp.	342,300	6,758,411
#	HI-LEX Corp.	128,700	1,159,264
	Himaraya Co. Ltd.	32,100	224,040
	H-One Co. Ltd.	112,100	553,674

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Honeys Holdings Co. Ltd.	116,940	$1,353,677
	Hoosiers Holdings Co. Ltd.	207,900	1,292,575
#	Hotland Co. Ltd.	46,100	529,092
	I K K Holdings, Inc.	5,800	28,685
	IBJ, Inc.	125,900	601,321
#	Ichibanya Co. Ltd.	30,658	1,217,880
	Ichikoh Industries Ltd.	194,100	785,602
#	IDOM, Inc.	346,000	2,139,416
	IJTT Co. Ltd.	133,980	521,320
#	Imasen Electric Industrial	37,400	204,521
# *	Istyle, Inc.	181,098	722,306
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	2,930,090
	JANOME Corp.	109,400	499,660
	Japan Best Rescue System Co. Ltd.	55,600	316,928
	Japan Wool Textile Co. Ltd.	308,400	2,289,940
	JINS Holdings, Inc.	82,900	1,785,225
# *	Joban Kosan Co. Ltd.	41,499	374,316
	Joshin Denki Co. Ltd.	108,200	1,613,769
	Joyful Honda Co. Ltd.	150,200	2,001,012
	JP-Holdings, Inc.	360,900	829,880
	JVCKenwood Corp.	1,013,800	3,455,414
# *	Kasai Kogyo Co. Ltd.	48,300	69,681
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	831,662
	Keiyo Co. Ltd.	245,000	1,515,218
	KeyHolder, Inc.	3,600	26,128
	KFC Holdings Japan Ltd.	87,300	1,857,489
#	King Co. Ltd.	54,100	206,801
#	Kintetsu Department Store Co. Ltd.	2,200	40,144
#	Ki-Star Real Estate Co. Ltd.	55,900	1,679,829
*	KNT-CT Holdings Co. Ltd.	1,100	12,716
	Kohnan Shoji Co. Ltd.	155,000	4,182,003
#	Kojima Co. Ltd.	197,700	828,686
	Komatsu Matere Co. Ltd.	195,000	987,123
	KOMEDA Holdings Co. Ltd.	300,500	5,671,870
#	Komehyo Holdings Co. Ltd.	42,400	866,438
	Komeri Co. Ltd.	194,700	4,528,863
#	Konaka Co. Ltd.	163,506	423,547
	Koshidaka Holdings Co. Ltd.	54,600	462,241
#	Kotobukiya Co. Ltd.	1,800	125,103
	K’s Holdings Corp.	421,700	3,737,623
	KU Holdings Co. Ltd.	115,500	1,212,486
	Kurabo Industries Ltd.	110,900	2,039,957
	KYB Corp.	110,600	3,528,325
#	Kyoritsu Maintenance Co. Ltd.	143,900	5,808,681
#	LEC, Inc.	142,200	896,641
	LITALICO, Inc.	117,100	2,098,421
*	Locondo, Inc.	21,000	277,568
	Look Holdings, Inc.	37,100	621,737
	Mamiya-Op Co. Ltd.	1,800	19,279
	Mars Group Holdings Corp.	75,500	1,688,291
#	Maruzen CHI Holdings Co. Ltd.	106,300	277,509
	Matsuoka Corp.	10,200	107,867
# *	Media Do Co. Ltd.	54,200	559,337
#	Meiwa Estate Co. Ltd.	73,200	439,154
#	Mikuni Corp.	147,800	368,461
	Mitsuba Corp.	195,288	846,201
	Mizuno Corp.	109,700	2,738,181
	Monogatari Corp.	191,400	4,023,173

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Morito Co. Ltd.	107,800	$846,556
	MrMax Holdings Ltd.	159,300	733,839
	Murakami Corp.	31,800	657,463
	Musashi Seimitsu Industry Co. Ltd.	291,800	3,933,283
	Nafco Co. Ltd.	54,200	740,267
	Nagase Brothers, Inc.	600	8,661
#	Nagawa Co. Ltd.	31,800	1,484,923
	Nakayamafuku Co. Ltd.	41,800	104,223
#	New Art Holdings Co. Ltd.	31,734	407,324
#	Nextage Co. Ltd.	282,200	5,119,228
	NHK Spring Co. Ltd.	915,656	6,788,787
	Nichirin Co. Ltd.	61,160	1,058,397
#	Nihon House Holdings Co. Ltd.	239,600	688,955
	Nihon Plast Co. Ltd.	55,200	169,883
	Nihon Tokushu Toryo Co. Ltd.	80,400	592,110
#	Nippon Felt Co. Ltd.	84,000	257,534
#	Nippon Piston Ring Co. Ltd.	48,600	482,406
	Nippon Seiki Co. Ltd.	304,500	1,937,944
	Nishikawa Rubber Co. Ltd.	38,500	340,609
#	Nishimatsuya Chain Co. Ltd.	242,400	2,874,767
	Nissan Shatai Co. Ltd.	468,700	3,220,219
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	429,726
	NITTAN Corp.	93,500	170,496
	Nojima Corp.	392,300	4,208,431
	NOK Corp.	349,280	4,706,923
	Ohashi Technica, Inc.	67,600	795,801
	Ohsho Food Service Corp.	65,100	2,964,621
#	Onward Holdings Co. Ltd.	598,200	1,655,296
*	Ootoya Holdings Co. Ltd.	800	22,895
#	Ozu Corp.	22,200	293,791
	Pacific Industrial Co. Ltd.	264,400	2,389,030
	PAL GROUP Holdings Co. Ltd.	134,700	3,092,281
	PALTAC Corp.	30,800	1,181,700
#	PAPYLESS Co. Ltd.	19,200	151,853
	Paris Miki Holdings, Inc.	115,700	286,088
	PC Depot Corp.	166,481	364,047
# *	PIA Corp.	1,700	41,382
	Piolax, Inc.	168,500	2,501,757
	Poppins Corp.	2,900	40,331
	Press Kogyo Co. Ltd.	563,500	2,260,222
	Pressance Corp.	109,900	1,587,127
	QB Net Holdings Co. Ltd.	58,700	587,793
#	Raccoon Holdings, Inc.	111,700	600,117
	Renaissance, Inc.	3,500	24,501
	Resorttrust, Inc.	514,664	8,498,548
	Rhythm Co. Ltd.	43,600	625,117
	Riberesute Corp.	46,100	280,082
	Ride On Express Holdings Co. Ltd.	46,900	372,622
*	Right On Co. Ltd.	92,925	395,892
	Riken Corp.	49,952	1,005,056
	Riso Kyoiku Co. Ltd.	692,900	1,512,509
#	Rock Field Co. Ltd.	94,800	1,059,758
	Roland Corp.	58,400	1,750,591
	Round One Corp.	1,080,000	4,671,828
#	Sac’s Bar Holdings, Inc.	122,950	795,816
	San Holdings, Inc.	59,900	1,022,037
*	Sanden Corp.	10,400	17,005
	Sanei Architecture Planning Co. Ltd.	55,200	594,762
	Sangetsu Corp.	276,750	4,614,805

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Sankyo Seiko Co. Ltd.	232,800	$1,000,922
	Sanoh Industrial Co. Ltd.	154,900	784,391
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	3,300	19,626
#	Sanyo Shokai Ltd.	55,799	656,061
	Scroll Corp.	181,700	1,055,727
	Seiko Group Corp.	165,881	3,641,120
#	Seiren Co. Ltd.	265,200	4,409,449
# *	Senshukai Co. Ltd.	174,600	527,761
	Seria Co. Ltd.	217,424	3,865,126
#	Shidax Corp.	147,200	776,964
	Shikibo Ltd.	69,100	520,394
	Shin-Nihon Tatemono Co. Ltd.	29,800	105,660
	Shoei Co. Ltd.	308,400	5,721,154
*	Silver Life Co. Ltd.	15,300	143,570
#	Snow Peak, Inc.	173,900	2,634,571
	SNT Corp.	158,100	286,369
	Soft99 Corp.	84,400	803,204
	Sotoh Co. Ltd.	49,100	292,640
	SPK Corp.	48,600	625,262
#	Sprix, Inc.	34,300	233,789
	St. Marc Holdings Co. Ltd.	110,000	1,500,869
	Step Co. Ltd.	60,800	829,691
#	Suminoe Textile Co. Ltd.	24,400	401,320
	Sumitomo Riko Co. Ltd.	249,100	1,326,352
	Suncall Corp.	115,600	497,368
#	Syuppin Co. Ltd.	132,200	858,926
	T RAD Co. Ltd.	35,100	611,423
	Tachikawa Corp.	71,600	667,096
	Tachi-S Co. Ltd.	186,240	1,668,238
#	Taiho Kogyo Co. Ltd.	98,401	527,074
	Takasho Co. Ltd.	17,600	90,570
	Take & Give Needs Co. Ltd.	14,900	150,412
	Tama Home Co. Ltd.	96,400	2,636,945
	Tamron Co. Ltd.	103,400	2,522,741
# *	Tbk Co. Ltd.	149,200	301,480
	Tear Corp.	57,300	188,815
	Temairazu, Inc.	14,900	533,208
	T-Gaia Corp.	131,100	1,608,369
	Tigers Polymer Corp.	79,800	265,560
	Toa Corp.	144,900	910,728
	Tokai Rika Co. Ltd.	321,100	4,435,675
#	Token Corp.	44,650	2,597,357
	Tokyo Base Co. Ltd.	23,400	77,388
	Tokyo Individualized Educational Institute, Inc.	103,700	414,045
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	98,032
	Tokyotokeiba Co. Ltd.	93,400	2,948,688
	Tomy Co. Ltd.	549,293	6,206,592
	Topre Corp.	216,500	2,193,795
	Toridoll Holdings Corp.	284,000	6,057,568
	Tosho Co. Ltd.	9,700	97,954
	Toyo Tire Corp.	447,500	5,331,515
	Toyoda Gosei Co. Ltd.	36,000	617,396
	TPR Co. Ltd.	148,262	1,529,761
	Treasure Factory Co. Ltd.	20,600	262,542
	TS Tech Co. Ltd.	444,986	6,000,394
	TSI Holdings Co. Ltd.	292,595	1,394,306
	Tsuburaya Fields Holdings, Inc.	59,300	807,076
	Tsukada Global Holdings, Inc.	86,100	282,899
#	Tsutsumi Jewelry Co. Ltd.	39,000	646,405

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Twinbird Corp.	9,200	$35,990
	Unipres Corp.	222,497	1,549,910
	United Arrows Ltd.	34,100	497,691
*	Unitika Ltd.	364,700	583,621
*	Universal Entertainment Corp.	99,600	2,096,739
#	Valuence Holdings, Inc.	1,600	26,767
*	Village Vanguard Co. Ltd.	36,600	282,440
	VT Holdings Co. Ltd.	474,400	1,863,222
	Wacoal Holdings Corp.	262,300	5,100,571
	Waseda Academy Co. Ltd.	43,600	442,074
	Watts Co. Ltd.	52,100	268,480
	Weds Co. Ltd.	14,500	70,404
	World Co. Ltd.	94,100	1,052,409
	Xebio Holdings Co. Ltd.	156,896	1,392,424
#	Yachiyo Industry Co. Ltd.	48,100	433,892
	Yagi & Co. Ltd.	18,600	172,174
	Yamae Group Holdings Co. Ltd.	11,200	179,300
#	Yasunaga Corp.	30,700	233,288
	Yellow Hat Ltd.	217,900	3,097,124
	Yondoshi Holdings, Inc.	101,520	1,327,700
	Yonex Co. Ltd.	139,600	1,666,691
	Yorozu Corp.	103,600	687,181
	Yoshinoya Holdings Co. Ltd.	309,000	5,713,140
	Yutaka Giken Co. Ltd.	8,700	115,474

TOTAL CONSUMER DISCRETIONARY			419,916,117

CONSUMER STAPLES — (8.1%)
	Aeon Hokkaido Corp.	176,000	1,055,872
	AFC-HD AMS Life Science Co. Ltd.	53,800	300,627
#	Ain Holdings, Inc.	119,800	4,981,738
	Albis Co. Ltd.	38,700	705,115
	Arcs Co. Ltd.	263,600	4,792,570
	Artnature, Inc.	116,400	669,522
	Axial Retailing, Inc.	107,000	2,777,015
*	Axxzia, Inc.	4,800	39,386
	Belc Co. Ltd.	66,900	3,022,515
	Bourbon Corp.	54,800	857,019
	Bull-Dog Sauce Co. Ltd.	3,000	45,222
#	Cawachi Ltd.	79,400	1,361,185
#	C’BON COSMETICS Co. Ltd.	10,800	126,105
	Chubu Shiryo Co. Ltd.	132,400	1,085,318
	Chuo Gyorui Co. Ltd.	9,800	215,801
	Como Co. Ltd.	2,600	52,125
	Cota Co. Ltd.	124,950	1,532,045
	Create SD Holdings Co. Ltd.	139,300	3,379,036
#	Daikokutenbussan Co. Ltd.	33,700	1,349,200
	Delica Foods Holdings Co. Ltd.	66,400	302,371
	DyDo Group Holdings, Inc.	56,600	2,115,653
	Ebara Foods Industry, Inc.	30,900	703,140
	Eco’s Co. Ltd.	45,800	639,639
#	Ensuiko Sugar Refining Co. Ltd.	86,200	127,402
	Ezaki Glico Co. Ltd.	211,100	5,429,636
	Feed One Co. Ltd.	153,348	835,377
	Fuji Oil Holdings, Inc.	240,200	3,710,908
	Fujicco Co. Ltd.	119,700	1,694,670
#	Fujiya Co. Ltd.	68,900	1,279,175
	G-7 Holdings, Inc.	141,300	1,489,909
	Genky DrugStores Co. Ltd.	50,300	1,486,814
	H2O Retailing Corp.	506,645	6,003,551

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	HABA Laboratories, Inc.	15,000	$259,440
	Hagoromo Foods Corp.	17,900	390,370
	Halows Co. Ltd.	56,100	1,330,425
	Heiwado Co. Ltd.	182,800	2,777,490
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	652,135
	Hokuto Corp.	139,200	1,910,663
	House Foods Group, Inc.	34,100	749,795
#	Ichimasa Kamaboko Co. Ltd.	46,500	265,338
	Imuraya Group Co. Ltd.	61,500	1,047,067
#	Inageya Co. Ltd.	45,900	557,270
*	I-NE Co. Ltd.	15,400	367,726
	Itochu-Shokuhin Co. Ltd.	35,100	1,407,338
	Itoham Yonekyu Holdings, Inc.	721,400	3,953,836
	Iwatsuka Confectionery Co. Ltd.	8,700	308,525
	JM Holdings Co. Ltd.	77,000	1,126,494
	J-Oil Mills, Inc.	122,300	1,451,708
	Kadoya Sesame Mills, Inc.	15,600	407,700
#	Kakiyasu Honten Co. Ltd.	53,400	898,949
	Kameda Seika Co. Ltd.	66,800	2,224,422
#	Kaneko Seeds Co. Ltd.	44,700	526,038
	Kanemi Co. Ltd.	1,200	25,537
	Kato Sangyo Co. Ltd.	148,900	3,959,413
	Kenko Mayonnaise Co. Ltd.	73,300	670,691
	Kibun Foods, Inc.	13,800	106,683
#	Kitanotatsujin Corp.	386,557	890,168
	Koike-ya, Inc.	300	12,139
	Kotobuki Spirits Co. Ltd.	58,600	4,327,299
	Kusuri no Aoki Holdings Co. Ltd.	84,200	4,040,251
	Kyokuyo Co. Ltd.	59,099	1,555,000
#	Lacto Japan Co. Ltd.	47,000	715,929
	Life Corp.	83,500	1,771,257
	Mandom Corp.	216,800	2,577,171
	Marudai Food Co. Ltd.	123,800	1,399,312
	Maruha Nichiro Corp.	216,707	4,034,474
	Maxvalu Tokai Co. Ltd.	47,000	936,579
	Medical System Network Co. Ltd.	152,000	455,180
	Megmilk Snow Brand Co. Ltd.	271,100	3,891,028
	Meito Sangyo Co. Ltd.	54,100	688,168
	Milbon Co. Ltd.	165,752	6,988,498
	Ministop Co. Ltd.	89,500	928,918
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,575,625
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	1,834,186
	Miyoshi Oil & Fat Co. Ltd.	32,900	240,682
	Morinaga & Co. Ltd.	215,699	6,392,339
	Morinaga Milk Industry Co. Ltd.	166,400	6,258,446
	Morozoff Ltd.	37,400	998,833
#	MTG Co. Ltd.	24,700	253,196
	Nagatanien Holdings Co. Ltd.	74,900	1,211,485
	Nakamuraya Co. Ltd.	25,999	606,452
#	Natori Co. Ltd.	65,000	953,919
	Nichimo Co. Ltd.	16,300	377,341
	Nihon Chouzai Co. Ltd.	73,420	666,702
	Niitaka Co. Ltd.	12,960	207,548
	Nippn Corp.	327,800	4,261,272
	Nippon Beet Sugar Manufacturing Co. Ltd.	63,200	802,470
	Nishimoto Co. Ltd.	19,500	555,493
	Nisshin Oillio Group Ltd.	151,900	3,796,588
	Nissui Corp.	1,771,500	7,745,841
	Nitto Fuji Flour Milling Co. Ltd.	16,200	534,918

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Noevir Holdings Co. Ltd.	85,800	$3,500,271
#	Oenon Holdings, Inc.	294,200	613,586
	OIE Sangyo Co. Ltd.	22,000	181,909
# *	Oisix ra daichi, Inc.	171,900	3,216,266
	Okuwa Co. Ltd.	155,300	1,024,793
	OUG Holdings, Inc.	21,300	385,087
	Pickles Holdings Co. Ltd.	56,900	492,650
	Pigeon Corp.	610,125	9,500,603
	Premium Water Holdings, Inc.	8,100	143,958
	Prima Meat Packers Ltd.	171,000	2,895,712
	Qol Holdings Co. Ltd.	159,100	1,458,559
	Retail Partners Co. Ltd.	108,800	1,223,945
	Riken Vitamin Co. Ltd.	139,200	2,088,002
#	Rokko Butter Co. Ltd.	84,200	872,393
	S Foods, Inc.	112,762	2,508,760
	S&B Foods, Inc.	42,798	1,115,453
#	Sagami Rubber Industries Co. Ltd.	56,000	348,754
	San-A Co. Ltd.	118,000	3,989,845
	Sapporo Holdings Ltd.	203,120	5,666,667
	Sato Foods Co. Ltd.	800	29,385
	Satudora Holdings Co. Ltd.	3,900	25,458
#	Shinnihonseiyaku Co. Ltd.	42,700	445,867
	Shinobu Foods Products Co. Ltd.	1,600	8,508
#	Shoei Foods Corp.	56,000	1,647,454
	Showa Sangyo Co. Ltd.	114,300	2,250,077
	Soiken Holdings, Inc.	33,500	67,740
	ST Corp.	38,000	443,819
	Starzen Co. Ltd.	86,100	1,481,009
	Takara Holdings, Inc.	603,500	4,755,713
	Toho Co. Ltd.	49,900	874,292
	Torigoe Co. Ltd.	94,500	432,236
	Transaction Co. Ltd.	89,700	1,134,416
	United Super Markets Holdings, Inc.	344,500	2,976,255
	Valor Holdings Co. Ltd.	216,000	3,306,719
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,396,156
	Watahan & Co. Ltd.	94,100	989,886
	Wellneo Sugar Co. Ltd.	98,300	1,242,884
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	378,804
	YAKUODO Holdings Co. Ltd.	69,400	1,268,578
#	YA-MAN Ltd.	194,200	1,676,980
	Yamatane Corp.	59,000	733,085
#	Yamaya Corp.	23,500	463,551
	Yamazawa Co. Ltd.	11,800	110,464
#	Yaoko Co. Ltd.	66,100	3,464,935
	Yokorei Co. Ltd.	296,900	2,389,535
	Yomeishu Seizo Co. Ltd.	48,700	679,074
	Yuasa Funashoku Co. Ltd.	14,300	289,484
	Yukiguni Maitake Co. Ltd.	42,300	316,690
	Yutaka Foods Corp.	3,900	57,311

TOTAL CONSUMER STAPLES			233,588,999

ENERGY — (0.8%)
#	BP Castrol KK.	44,100	294,491
	Fuji Kosan Co. Ltd.	4,400	38,422
#	Fuji Oil Co. Ltd.	255,300	501,404
	Itochu Enex Co. Ltd.	346,100	2,962,339
	Japan Oil Transportation Co. Ltd.	14,800	284,295
	Japan Petroleum Exploration Co. Ltd.	215,300	7,163,958
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,915,396

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Nippon Coke & Engineering Co. Ltd.	949,100	$635,667
	Sala Corp.	315,700	1,785,913
	San-Ai Obbli Co. Ltd.	380,000	4,003,692
	Sinanen Holdings Co. Ltd.	46,500	1,294,179
	Toyo Kanetsu KK.	48,100	961,565

TOTAL ENERGY.			21,841,321

FINANCIALS — (8.8%)
	77 Bank Ltd.	351,052	5,707,361
	Advance Create Co. Ltd.	63,400	522,541
	AEON Financial Service Co. Ltd.	113,800	1,013,687
	Aichi Financial Group, Inc.	223,570	3,510,818
	Aiful Corp.	1,103,100	3,000,384
#	Aizawa Securities Group Co. Ltd.	200,800	1,035,492
	Akatsuki Corp.	144,000	336,289
	Akita Bank Ltd.	88,440	1,169,477
	Anicom Holdings, Inc.	147,600	574,599
	Aruhi Corp.	50,500	402,423
	Asax Co. Ltd.	9,300	42,321
	Awa Bank Ltd.	207,100	3,097,566
	Bank of Iwate Ltd.	82,982	1,324,487
	Bank of Kochi Ltd.	51,900	261,277
	Bank of Nagoya Ltd.	66,130	1,672,355
	Bank of Saga Ltd.	80,920	995,150
	Bank of the Ryukyus Ltd.	261,280	1,781,423
#	Bank of Toyama Ltd.	9,200	110,974
#	Casa, Inc.	28,400	179,698
	Chiba Kogyo Bank Ltd.	284,858	1,172,212
	Chugin Financial Group, Inc.	686,300	4,605,087
	Credit Saison Co. Ltd.	123,800	1,715,238
	Daishi Hokuetsu Financial Group, Inc.	256,100	5,707,069
	Daito Bank Ltd.	49,700	238,779
	eGuarantee, Inc.	221,400	3,440,612
#	Ehime Bank Ltd.	198,673	1,246,360
#	Entrust, Inc.	54,900	385,020
	FIDEA Holdings Co. Ltd.	121,990	1,215,541
	Financial Partners Group Co. Ltd.	9,500	77,346
	Fintech Global, Inc.	24,600	13,383
#	First Bank of Toyama Ltd.	311,400	1,431,007
#	First Brothers Co. Ltd.	34,600	226,901
	Fukui Bank Ltd.	119,700	1,298,040
	Fuyo General Lease Co. Ltd.	97,900	7,164,831
	GMO Financial Gate, Inc.	14,200	1,146,534
#	GMO Financial Holdings, Inc.	243,300	1,110,923
	Gunma Bank Ltd.	2,072,540	7,097,274
	Hachijuni Bank Ltd.	1,557,300	6,976,872
	Hirogin Holdings, Inc.	1,509,400	7,485,891
# *	Hirose Tusyo, Inc.	20,800	411,509
	Hokkoku Financial Holdings, Inc.	139,100	4,860,989
	Hokuhoku Financial Group, Inc.	777,800	5,605,743
	HS Holdings Co. Ltd.	148,300	1,102,204
	Hyakugo Bank Ltd.	1,361,409	3,930,927
	Hyakujushi Bank Ltd.	134,700	1,849,916
	Ichiyoshi Securities Co. Ltd.	220,700	959,098
	IwaiCosmo Holdings, Inc.	118,400	1,155,721
	Iyogin Holdings, Inc.	1,256,518	7,357,269
#	J Trust Co. Ltd.	309,241	902,114
	Jaccs Co. Ltd.	139,800	4,686,200
	JAFCO Group Co. Ltd.	533,900	6,803,010

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Japan Investment Adviser Co. Ltd.	70,300	$575,969
	Japan Securities Finance Co. Ltd.	577,000	4,354,625
#	Jimoto Holdings, Inc.	41,850	123,915
	J-Lease Co. Ltd.	31,900	475,689
	Juroku Financial Group, Inc.	188,800	4,179,541
	Keiyo Bank Ltd.	627,600	2,606,496
	Kita-Nippon Bank Ltd.	43,506	663,286
	Kiyo Bank Ltd.	397,390	4,646,892
	Kyokuto Securities Co. Ltd.	152,800	682,269
	Kyushu Financial Group, Inc.	1,975,137	7,119,870
	Kyushu Leasing Service Co. Ltd.	34,000	218,207
*	M&A Capital Partners Co. Ltd.	89,400	2,525,552
#	Marusan Securities Co. Ltd.	336,700	1,042,153
	Matsui Securities Co. Ltd.	589,300	3,372,272
	Mercuria Holdings Co. Ltd.	58,400	309,807
#	Minkabu The Infonoid, Inc.	21,700	270,677
	Mito Securities Co. Ltd.	338,900	735,846
	Miyazaki Bank Ltd.	98,200	1,758,135
	Mizuho Leasing Co. Ltd.	173,100	4,850,650
	Monex Group, Inc.	1,037,500	3,939,976
	Money Partners Group Co. Ltd.	138,500	272,333
#	Mortgage Service Japan Ltd.	26,100	128,809
	Musashino Bank Ltd.	176,100	2,859,076
#	Nagano Bank Ltd.	48,599	548,346
	Nanto Bank Ltd.	171,700	3,127,840
	NEC Capital Solutions Ltd.	60,200	1,189,382
	Nishi-Nippon Financial Holdings, Inc.	739,500	6,160,679
	North Pacific Bank Ltd.	1,750,800	3,745,743
# *	OAK Capital Corp.	264,800	157,785
	Ogaki Kyoritsu Bank Ltd.	225,300	3,068,122
	Oita Bank Ltd.	89,199	1,356,289
	Okasan Securities Group, Inc.	952,800	2,994,863
	Okinawa Financial Group, Inc.	140,160	2,163,838
	Orient Corp.	278,390	2,322,509
	Premium Group Co. Ltd.	163,200	1,959,422
	Procrea Holdings, Inc.	236,072	3,777,257
	Ricoh Leasing Co. Ltd.	95,200	2,753,787
	San ju San Financial Group, Inc.	118,793	1,392,827
	San-In Godo Bank Ltd.	937,900	5,270,324
	SBI Global Asset Management Co. Ltd.	131,300	484,726
	SBI Insurance Group Co. Ltd.	7,600	52,947
	Senshu Ikeda Holdings, Inc.	1,298,928	2,284,595
	Shiga Bank Ltd.	279,100	5,818,003
	Shikoku Bank Ltd.	224,500	1,458,328
	Shimizu Bank Ltd.	58,200	624,202
	Sparx Group Co. Ltd.	115,060	1,255,003
	Strike Co. Ltd.	51,700	1,387,544
	Suruga Bank Ltd.	883,900	3,352,658
#	Taiko Bank Ltd.	41,800	337,575
	Tochigi Bank Ltd.	565,200	1,154,084
	Toho Bank Ltd.	1,273,700	2,102,404
#	Tohoku Bank Ltd.	61,300	441,282
	Tokai Tokyo Financial Holdings, Inc.	1,287,200	3,332,035
	Tokyo Kiraboshi Financial Group, Inc.	165,038	3,361,863
	Tomato Bank Ltd.	32,700	247,197
	TOMONY Holdings, Inc.	930,943	2,532,441
#	Tottori Bank Ltd.	51,600	446,657
	Towa Bank Ltd.	229,600	943,663
#	Toyo Securities Co. Ltd.	385,500	930,063

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Traders Holdings Co. Ltd.	13,720	$48,600
	Tsukuba Bank Ltd.	494,300	769,700
	Wellnet Corp.	59,600	299,652
	Yamagata Bank Ltd.	143,600	1,140,518
	Yamaguchi Financial Group, Inc.	1,237,672	7,610,110
	Yamanashi Chuo Bank Ltd.	162,526	1,356,760

TOTAL FINANCIALS			253,591,610

HEALTH CARE — (4.9%)
	As One Corp.	99,100	4,198,324
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,225,328
	Astena Holdings Co. Ltd.	194,800	649,924
	BML, Inc.	145,400	3,265,454
#	Carenet, Inc.	130,800	902,574
	CE Holdings Co. Ltd.	9,500	37,032
# *	CellSource Co. Ltd.	21,100	398,827
	Charm Care Corp. KK.	112,500	896,346
	CMIC Holdings Co. Ltd.	63,200	904,700
	Create Medic Co. Ltd.	38,700	258,397
	Daiken Medical Co. Ltd.	99,400	358,260
	Daito Pharmaceutical Co. Ltd.	77,580	1,443,927
	Eiken Chemical Co. Ltd.	205,400	2,388,149
	Elan Corp.	208,600	1,562,109
	EM Systems Co. Ltd.	33,800	195,122
	FALCO HOLDINGS Co. Ltd.	53,300	792,405
	FINDEX, Inc.	94,500	437,118
	France Bed Holdings Co. Ltd.	158,600	1,261,132
	Fuji Pharma Co. Ltd.	97,600	886,691
	Fukuda Denshi Co. Ltd.	125,900	3,869,591
	Fuso Pharmaceutical Industries Ltd.	42,600	641,828
	H.U. Group Holdings, Inc.	334,600	6,764,341
	Hogy Medical Co. Ltd.	65,900	1,650,793
	Hoshi Iryo-Sanki Co. Ltd.	9,600	274,807
#	I’rom Group Co. Ltd.	38,400	511,248
*	Japan Hospice Holdings, Inc.	12,400	322,981
	Japan Lifeline Co. Ltd.	381,200	2,622,040
	Japan Medical Dynamic Marketing, Inc.	104,500	782,866
	JCR Pharmaceuticals Co. Ltd.	231,984	2,509,146
	Jeol Ltd.	183,800	5,362,641
	JMS Co. Ltd.	104,457	408,672
	Kaken Pharmaceutical Co. Ltd.	105,700	2,910,466
	Kanamic Network Co. Ltd.	139,700	450,301
	Kissei Pharmaceutical Co. Ltd.	174,100	3,527,159
#	Koa Shoji Holdings Co. Ltd.	4,100	22,078
	Kyorin Pharmaceutical Co. Ltd.	256,000	3,294,857
	Linical Co. Ltd.	69,400	356,267
	Mani, Inc.	373,400	4,886,541
	Medical Data Vision Co. Ltd.	162,400	968,802
	Medikit Co. Ltd.	2,000	34,711
#	Medius Holdings Co. Ltd.	68,500	426,505
	MedPeer, Inc.	7,900	64,368
	Menicon Co. Ltd.	304,900	6,475,861
#	Mizuho Medy Co. Ltd.	22,400	373,949
	Mochida Pharmaceutical Co. Ltd.	60,098	1,544,480
	Nakanishi, Inc.	335,800	6,361,665
	Nihon Kohden Corp.	127,900	3,538,814
	Nipro Corp.	856,500	6,450,740
	Paramount Bed Holdings Co. Ltd.	253,000	4,486,393
*	PeptiDream, Inc.	95,700	1,292,999

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	PHC Holdings Corp.	4,800	$49,322
*	RaQualia Pharma, Inc.	12,000	70,710
	Rion Co. Ltd.	51,800	767,720
	Sawai Group Holdings Co. Ltd.	168,900	4,887,216
#	Seed Co. Ltd.	68,100	286,762
	Seikagaku Corp.	233,700	1,434,608
	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,453,433
	Ship Healthcare Holdings, Inc.	316,100	5,575,948
	Shofu, Inc.	67,400	1,035,100
#	Software Service, Inc.	18,600	1,191,968
	Solasto Corp.	331,500	1,545,961
	St-Care Holding Corp.	81,600	468,597
# *	SymBio Pharmaceuticals Ltd.	62,300	184,630
	Takara Bio, Inc.	173,400	2,188,007
	Techno Medica Co. Ltd.	14,700	193,893
	Toho Holdings Co. Ltd.	299,200	5,969,335
	Tokai Corp.	129,800	1,961,139
	Torii Pharmaceutical Co. Ltd.	88,300	2,241,742
	Towa Pharmaceutical Co. Ltd.	166,300	2,373,640
#	Trans Genic, Inc.	51,100	113,579
	Tsumura & Co.	283,918	5,761,104
	Value HR Co. Ltd.	92,800	1,033,079
	Vital KSK Holdings, Inc.	246,500	1,772,324
	Wakamoto Pharmaceutical Co. Ltd.	85,300	153,314
#	WIN-Partners Co. Ltd.	106,100	799,068
	ZERIA Pharmaceutical Co. Ltd.	52,300	937,388

TOTAL HEALTH CARE.			140,699,316

INDUSTRIALS — (29.0%)
	Advan Group Co. Ltd.	144,200	1,005,780
	Aeon Delight Co. Ltd.	114,400	2,535,200
	Aichi Corp.	223,100	1,382,545
	Aida Engineering Ltd.	303,600	1,912,491
*	Aidma Holdings, Inc.	5,500	111,973
	Airtech Japan Ltd.	2,000	16,270
	AIT Corp.	9,200	108,120
	Ajis Co. Ltd.	28,900	493,630
	Alconix Corp.	141,600	1,442,315
#	Alinco, Inc.	80,500	609,274
	Alps Logistics Co. Ltd.	110,100	1,051,571
#	Altech Corp.	101,970	1,925,596
	Anest Iwata Corp.	220,200	1,650,456
	Asahi Diamond Industrial Co. Ltd.	320,400	2,141,828
	Asahi Kogyosha Co. Ltd.	51,400	921,523
	Asanuma Corp.	83,700	1,923,622
#	Asukanet Co. Ltd.	31,200	216,785
#	AZ-COM MARUWA Holdings, Inc.	176,300	2,599,620
	Bando Chemical Industries Ltd.	207,500	1,666,955
	Bell System24 Holdings, Inc.	217,000	2,230,883
	Benefit One, Inc.	6,000	82,586
#	Br Holdings Corp.	221,200	612,805
#	Bunka Shutter Co. Ltd.	346,800	2,954,942
	Canare Electric Co. Ltd.	21,200	216,523
	Career Design Center Co. Ltd.	1,900	28,881
	Careerlink Co. Ltd.	21,900	355,994
	Central Glass Co. Ltd.	216,100	4,667,050
	Central Security Patrols Co. Ltd.	53,000	1,096,800
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	959,895
*	Chiyoda Corp.	906,000	2,672,832

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Chiyoda Integre Co. Ltd.	66,200	$1,133,165
	Chori Co. Ltd.	73,000	1,386,689
	Chudenko Corp.	183,100	3,002,915
	Chugai Ro Co. Ltd.	36,600	482,346
	Chuo Warehouse Co. Ltd.	21,000	167,580
	CKD Corp.	244,600	3,725,890
	CMC Corp.	30,200	309,226
	Cosel Co. Ltd.	146,800	1,174,526
	Creek & River Co. Ltd.	67,100	1,049,982
*	CrowdWorks, Inc.	8,100	85,287
	CTI Engineering Co. Ltd.	69,200	1,682,917
	CTS Co. Ltd.	157,100	911,252
	Dai-Dan Co. Ltd.	89,200	1,613,220
#	Daido Kogyo Co. Ltd.	41,000	229,808
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	554,913
	Daihen Corp.	123,600	4,070,312
	Daiho Corp.	69,700	2,002,460
	Dai-Ichi Cutter Kogyo KK	46,300	424,069
	Daiichi Jitsugyo Co. Ltd.	51,100	2,180,406
	Daiichi Kensetsu Corp.	35,200	365,421
#	Daiki Axis Co. Ltd.	41,900	220,106
	Daiseki Co. Ltd.	286,755	8,204,170
#	Daiseki Eco. Solution Co. Ltd.	21,959	152,819
	Daisue Construction Co. Ltd.	48,200	434,377
	Daiwa Industries Ltd.	188,100	1,986,845
	Denyo Co. Ltd.	96,400	1,346,981
	Dip Corp.	207,935	5,130,189
	DMG Mori Co. Ltd.	731,800	11,740,020
	DMW Corp.	4,800	114,538
	Duskin Co. Ltd.	261,100	6,405,340
	Ebara Jitsugyo Co. Ltd.	64,800	1,420,524
#	Eidai Co. Ltd.	184,700	300,292
	EJ Holdings, Inc.	30,100	357,497
	en Japan, Inc.	189,208	3,396,338
	Endo Lighting Corp.	56,300	435,995
#	Envipro Holdings, Inc.	34,400	151,083
	ERI Holdings Co. Ltd.	14,100	144,117
	EXEO Group, Inc.	414,900	7,698,514
	F&M Co. Ltd.	44,400	696,654
# *	FDK Corp.	64,298	407,230
	Forum Engineering, Inc.	24,500	152,846
	Freund Corp.	75,600	356,049
	Fudo Tetra Corp.	97,080	1,276,037
	Fuji Corp.	369,200	6,192,651
	Fuji Die Co. Ltd.	55,300	301,059
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	48,598
	Fujikura Ltd.	631,500	4,305,640
	Fujisash Co. Ltd.	573,900	281,954
#	Fukuda Corp.	53,200	1,893,206
	Fukushima Galilei Co. Ltd.	79,400	2,994,114
	Fukuvi Chemical Industry Co. Ltd.	10,600	47,731
	Fukuyama Transporting Co. Ltd.	94,357	2,522,085
	FULLCAST Holdings Co. Ltd.	126,600	2,298,487
	Funai Soken Holdings, Inc.	241,570	4,630,794
	Furukawa Co. Ltd.	189,400	1,871,815
	Furukawa Electric Co. Ltd.	418,600	7,663,927
	Futaba Corp.	208,200	804,060
#	Gakujo Co. Ltd.	5,600	66,638
	Gecoss Corp.	95,900	628,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Giken Ltd.	8,200	$128,878
	Glory Ltd.	288,855	6,141,466
	gremz, Inc.	27,900	442,828
	GS Yuasa Corp.	393,683	6,928,722
	Hamakyorex Co. Ltd.	100,900	2,581,759
	Hanwa Co. Ltd.	169,500	5,248,579
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	66,912
#	Hazama Ando Corp.	1,150,400	7,594,142
#	Helios Techno Holding Co. Ltd.	106,400	532,040
	Hibiya Engineering Ltd.	109,900	1,820,568
	Hirakawa Hewtech Corp.	70,800	753,595
#	Hirano Tecseed Co. Ltd.	56,700	918,290
#	Hirata Corp.	27,900	1,392,530
	Hisaka Works Ltd.	119,700	803,404
	Hitachi Zosen Corp.	1,041,679	6,460,190
	Hito Communications Holdings, Inc.	43,900	511,815
#	Hokuetsu Industries Co. Ltd.	137,200	1,406,275
#	Hokuriku Electrical Construction Co. Ltd.	89,040	541,828
	Hosokawa Micron Corp.	87,500	1,895,568
	Howa Machinery Ltd.	65,100	403,009
#	Ichikawa Co. Ltd.	1,000	9,841
	Ichiken Co. Ltd.	29,800	420,452
	Ichinen Holdings Co. Ltd.	125,100	1,271,307
	Idec Corp.	187,600	4,594,017
	Iino Kaiun Kaisha Ltd.	490,700	3,692,518
	Imura & Co. Ltd.	13,700	101,541
	Inaba Denki Sangyo Co. Ltd.	319,300	7,131,870
	Inaba Seisakusho Co. Ltd.	61,700	659,406
	Inabata & Co. Ltd.	280,200	5,719,729
	Infomart Corp.	882,300	1,896,511
	INFRONEER Holdings, Inc.	404,288	3,193,304
	Insource Co. Ltd.	295,300	2,709,572
#	Inui Global Logistics Co. Ltd.	80,380	1,021,683
	IR Japan Holdings Ltd.	56,500	890,883
	Iseki & Co. Ltd.	114,049	1,007,200
	Ishii Iron Works Co. Ltd.	11,000	184,011
	Itoki Corp.	213,100	1,267,888
	Iwaki Co. Ltd.	56,100	538,456
	JAC Recruitment Co. Ltd.	105,100	1,963,714
	Japan Elevator Service Holdings Co. Ltd.	366,800	5,456,422
	Japan Foundation Engineering Co. Ltd.	119,000	470,490
	Japan Pulp & Paper Co. Ltd.	72,300	2,787,525
	Japan Steel Works Ltd.	72,600	1,318,987
	Japan Transcity Corp.	244,600	1,220,893
	JDC Corp.	79,900	361,444
	JK Holdings Co. Ltd.	87,140	679,784
#	Juki Corp.	174,000	822,119
	Kamei Corp.	148,700	1,707,663
	Kanaden Corp.	105,700	940,595
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,006,697
	Kaname Kogyo Co. Ltd.	1,300	7,401
#	Kanamoto Co. Ltd.	195,900	3,281,925
	Kandenko Co. Ltd.	616,100	4,642,152
	Kanematsu Corp.	492,625	6,412,371
	Katakura Industries Co. Ltd.	151,500	2,024,198
	Kato Works Co. Ltd.	54,900	495,571
	Kawada Technologies, Inc.	32,300	968,967
	Kawata Manufacturing Co. Ltd.	23,300	149,990
#	Keihin Co. Ltd.	15,100	186,706

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	KFC Ltd.	8,700	$84,115
	Kimura Chemical Plants Co. Ltd.	98,900	515,400
	Kimura Unity Co. Ltd.	47,000	364,017
#	King Jim Co. Ltd.	61,200	416,157
	Kitagawa Corp.	50,300	414,111
	Kitano Construction Corp.	24,072	573,276
	Kitz Corp.	405,100	2,770,403
# *	Kobe Electric Railway Co. Ltd.	37,299	879,265
	Koike Sanso Kogyo Co. Ltd.	13,400	235,550
	Kokuyo Co. Ltd.	449,525	6,424,031
	KOMAIHALTEC, Inc.	18,200	239,448
	Komatsu Wall Industry Co. Ltd.	49,300	851,068
	Komori Corp.	291,700	2,260,359
#	Kondotec, Inc.	114,200	857,469
	Konoike Transport Co. Ltd.	170,700	2,008,934
#	Kosaido Holdings Co. Ltd.	99,600	1,977,956
	Kozo Keikaku Engineering, Inc.	22,000	478,273
	KPP Group Holdings Co. Ltd.	231,500	1,105,222
	KRS Corp.	75,600	567,643
	Kumagai Gumi Co. Ltd.	213,600	4,541,312
	Kuroda Precision Industries Ltd.	700	8,088
	Kyodo Printing Co. Ltd.	43,500	905,548
	Kyokuto Boeki Kaisha Ltd.	66,000	736,767
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,504,184
	KYORITSU Co. Ltd.	151,200	165,850
	Kyudenko Corp.	216,100	5,762,640
#	LIKE, Inc.	66,300	932,028
	Link & Motivation, Inc.	252,500	906,574
*	LTS, Inc.	2,100	40,121
	Mabuchi Motor Co. Ltd.	252,834	7,135,527
#	Maezawa Industries, Inc.	49,000	272,409
#	Maezawa Kasei Industries Co. Ltd.	84,000	1,015,027
	Maezawa Kyuso Industries Co. Ltd.	122,700	970,145
#	Makino Milling Machine Co. Ltd.	145,100	5,307,306
#	Management Solutions Co. Ltd.	54,200	1,284,491
	Marufuji Sheet Piling Co. Ltd.	11,800	185,206
	MARUKA FURUSATO Corp.	45,807	887,281
#	Marumae Co. Ltd.	31,900	375,973
#	Maruyama Manufacturing Co., Inc.	18,000	250,864
	Maruzen Co. Ltd.	65,800	1,028,384
	Maruzen Showa Unyu Co. Ltd.	79,400	1,987,184
#	Matching Service Japan Co. Ltd.	52,000	389,216
	Matsuda Sangyo Co. Ltd.	75,682	1,257,784
#	Matsui Construction Co. Ltd.	125,500	659,099
	Max Co. Ltd.	158,700	2,534,429
	Meidensha Corp.	216,410	2,939,946
#	Meiho Facility Works Ltd.	36,100	207,364
	Meiji Electric Industries Co. Ltd.	52,500	464,738
#	Meiji Shipping Co. Ltd.	94,000	445,368
	Meisei Industrial Co. Ltd.	216,000	1,490,610
	Meitec Corp.	478,200	8,080,604
#	Meiwa Corp.	145,600	752,710
	MetaReal Corp.	22,800	226,556
	METAWATER Co. Ltd.	114,300	1,506,354
#	Midac Holdings Co. Ltd.	30,100	423,196
	Mie Kotsu Group Holdings, Inc.	346,700	1,498,588
	Mirai Industry Co. Ltd.	4,600	73,740
	Mirait One Corp.	565,135	7,019,729
	Mitani Corp.	294,600	2,901,317

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Mitani Sangyo Co. Ltd.	145,000	$344,973
	Mitsubishi Kakoki Kaisha Ltd.	39,000	698,364
	Mitsubishi Logisnext Co. Ltd.	184,400	1,342,913
	Mitsubishi Logistics Corp.	110,200	2,730,669
	Mitsubishi Pencil Co. Ltd.	133,500	1,746,393
	Mitsuboshi Belting Ltd.	95,300	2,730,315
*	Mitsui E&S Co. Ltd.	298,581	1,147,165
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,658,030
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,674,967
	Miyaji Engineering Group, Inc.	37,517	1,075,331
	Mori-Gumi Co. Ltd.	69,500	152,839
	Morita Holdings Corp.	208,200	2,194,151
#	NAC Co. Ltd.	61,300	432,726
	Nachi-Fujikoshi Corp.	86,900	2,455,833
#	Nadex Co. Ltd.	37,200	276,142
	Nagase & Co. Ltd.	584,600	9,210,466
	Naigai Trans Line Ltd.	41,700	791,965
	Nakabayashi Co. Ltd.	113,400	403,050
	Nakakita Seisakusho Co. Ltd.	3,700	63,326
	Nakamoto Packs Co. Ltd.	33,300	387,043
*	Nakamura Choukou Co. Ltd.	6,600	29,270
	Nakanishi Manufacturing Co. Ltd.	5,700	78,113
	Nakano Corp.	102,700	311,732
# *	Namura Shipbuilding Co. Ltd.	268,528	809,642
	Narasaki Sangyo Co. Ltd.	25,400	342,212
#	Nice Corp.	30,000	291,120
	Nichias Corp.	378,700	7,658,984
	Nichiban Co. Ltd.	68,100	1,007,085
	Nichiden Corp.	92,100	1,365,242
	Nichiha Corp.	159,280	3,365,352
	Nichireki Co. Ltd.	148,800	1,890,449
	Nihon Dengi Co. Ltd.	30,800	799,939
	Nihon Flush Co. Ltd.	122,000	927,551
	Nikkiso Co. Ltd.	304,400	2,137,980
	Nikko Co. Ltd.	168,400	800,873
	Nikkon Holdings Co. Ltd.	369,900	7,168,059
	Nippi, Inc.	11,900	337,158
#	Nippon Air Conditioning Services Co. Ltd.	187,100	1,017,289
	Nippon Aqua Co. Ltd.	55,400	359,076
	Nippon Carbon Co. Ltd.	66,200	2,028,629
	Nippon Concept Corp.	39,500	470,979
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,912,553
	Nippon Dry-Chemical Co. Ltd.	11,300	154,970
	Nippon Filcon Co. Ltd.	15,700	54,392
	Nippon Hume Corp.	137,300	796,902
	Nippon Koei Co. Ltd.	74,200	2,068,725
	Nippon Parking Development Co. Ltd.	1,222,100	2,106,361
	Nippon Rietec Co. Ltd.	26,400	247,851
	Nippon Road Co. Ltd.	20,400	1,209,573
	Nippon Seisen Co. Ltd.	14,800	492,844
	Nippon Sharyo Ltd.	40,999	629,361
*	Nippon Sheet Glass Co. Ltd.	559,900	2,709,850
	Nippon Thompson Co. Ltd.	338,500	1,466,263
	Nippon Tungsten Co. Ltd.	6,699	129,346
	Nishimatsu Construction Co. Ltd.	201,800	5,302,905
	Nishi-Nippon Railroad Co. Ltd.	259,200	4,753,813
	Nishio Holdings Co. Ltd.	123,800	2,941,828
#	Nissei ASB Machine Co. Ltd.	50,300	1,577,640
	Nissei Plastic Industrial Co. Ltd.	105,100	785,583

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nisshinbo Holdings, Inc.	843,080	$6,490,518
	Nissin Corp.	90,000	1,416,780
	Nisso Corp.	69,000	394,931
	Nitta Corp.	123,700	2,814,186
	Nitto Boseki Co. Ltd.	79,000	1,103,571
	Nitto Kogyo Corp.	166,300	3,292,720
	Nitto Kohki Co. Ltd.	69,900	1,033,537
	Nitto Seiko Co. Ltd.	186,200	831,602
	Nittoc Construction Co. Ltd.	117,600	873,287
	Nittoku Co. Ltd.	3,100	59,668
	NJS Co. Ltd.	36,800	622,594
	Noda Corp.	116,900	1,070,624
	Nomura Micro Science Co. Ltd.	39,900	1,238,195
	Noritake Co. Ltd.	57,700	1,981,706
	Noritsu Koki Co. Ltd.	117,500	1,931,398
	Noritz Corp.	175,100	2,374,431
#	NS Tool Co. Ltd.	105,300	877,866
	NS United Kaiun Kaisha Ltd.	58,900	1,724,985
	NTN Corp.	2,389,800	5,903,180
#	Obara Group, Inc.	72,300	2,272,712
#	Ochi Holdings Co. Ltd.	8,900	81,028
#	Odawara Engineering Co. Ltd.	9,900	120,191
#	Ohba Co. Ltd.	76,500	443,816
	Ohmoto Gumi Co. Ltd.	4,100	198,574
	Oiles Corp.	139,970	1,768,862
	Okabe Co. Ltd.	227,900	1,411,208
#	Okada Aiyon Corp.	42,800	564,900
	Okamoto Machine Tool Works Ltd.	25,299	914,621
	Okamura Corp.	368,200	3,931,220
	OKUMA Corp.	147,700	6,558,854
	Okumura Corp.	181,680	4,457,354
	Onoken Co. Ltd.	107,500	1,226,568
	Open Up Group, Inc.	111,700	1,654,746
	Organo Corp.	162,700	3,928,806
	Oriental Consultants Holdings Co. Ltd.	6,100	116,544
	Oriental Shiraishi Corp.	747,300	1,809,899
	Origin Co. Ltd.	24,900	228,765
	OSG Corp.	526,900	7,401,733
	Outsourcing, Inc.	731,600	7,452,495
	Oyo Corp.	126,400	1,902,622
	Paraca, Inc.	35,900	518,156
	Parker Corp.	34,000	156,885
#	Pasco Corp.	11,200	121,693
#	Pasona Group, Inc.	137,400	1,891,005
#	Pegasus Co. Ltd.	135,300	620,197
	Penta-Ocean Construction Co. Ltd.	1,390,500	6,760,157
	People Dreams & Technologies Group Co. Ltd.	23,700	269,100
	Pilot Corp.	130,000	4,332,535
	Prestige International, Inc.	638,800	2,788,261
	Pronexus, Inc.	104,900	770,578
	PS Mitsubishi Construction Co. Ltd.	203,300	1,011,908
	Punch Industry Co. Ltd.	88,700	343,592
	Quick Co. Ltd.	77,000	1,013,062
	Raito Kogyo Co. Ltd.	282,600	4,168,284
	Raiznext Corp.	268,200	2,871,816
#	Rasa Corp.	63,200	687,199
	Relia, Inc.	116,700	1,252,934
	Rheon Automatic Machinery Co. Ltd.	120,500	1,157,147
#	Rix Corp.	17,300	356,272

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ryobi Ltd.	152,640	$1,776,284
#	S LINE Co. Ltd.	23,800	139,290
	Sakai Heavy Industries Ltd.	22,800	704,402
	Sakai Moving Service Co. Ltd.	70,400	2,480,115
	Sanki Engineering Co. Ltd.	268,900	2,972,815
	Sanko Gosei Ltd.	134,300	521,833
	Sanko Metal Industrial Co. Ltd.	16,200	476,194
	Sankyo Tateyama, Inc.	139,674	702,795
	Sankyu, Inc.	138,700	4,891,907
	Sansei Technologies, Inc.	64,500	463,776
	Sansha Electric Manufacturing Co. Ltd.	62,600	417,578
	Sanyo Denki Co. Ltd.	53,600	2,677,600
	Sanyo Electric Railway Co. Ltd.	109,898	1,925,022
	Sanyo Engineering & Construction, Inc.	60,200	277,735
	Sanyo Industries Ltd.	9,900	135,361
	Sanyo Trading Co. Ltd.	138,600	1,317,335
	Sata Construction Co. Ltd.	86,199	307,721
	Sato Holdings Corp.	173,800	2,941,079
	Sato Shoji Corp.	86,800	919,651
	SBS Holdings, Inc.	117,700	2,868,128
#	SEC Carbon Ltd.	10,900	717,673
	Seibu Electric & Machinery Co. Ltd.	10,300	121,520
	Seika Corp.	54,300	896,011
	Seikitokyu Kogyo Co. Ltd.	185,330	1,276,955
	Seiko Electric Co. Ltd.	4,900	36,175
	Seino Holdings Co. Ltd.	440,200	4,887,100
	Sekisui Jushi Corp.	192,600	3,093,706
	Senko Group Holdings Co. Ltd.	688,500	4,920,240
#	Senshu Electric Co. Ltd.	77,500	1,776,441
	Shibaura Machine Co. Ltd.	120,800	2,812,267
	Shibusawa Warehouse Co. Ltd.	58,000	987,649
	Shibuya Corp.	93,100	1,722,015
	Shima Seiki Manufacturing Ltd.	165,300	2,260,722
#	Shimojima Co. Ltd.	48,800	411,550
	Shin Maint Holdings Co. Ltd.	14,600	138,915
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,215,290
#	Shinki Bus Co. Ltd.	1,900	47,914
	Shinmaywa Industries Ltd.	348,100	3,134,427
	Shinnihon Corp.	164,700	1,280,389
	Shinsho Corp.	30,000	1,299,288
	Shinwa Co. Ltd.	62,300	978,376
	Shinwa Co. Ltd.	24,800	130,712
	SIGMAXYZ Holdings, Inc.	209,700	1,650,935
	Sinfonia Technology Co. Ltd.	135,800	1,735,699
	Sinko Industries Ltd.	122,500	1,625,649
	Sintokogio Ltd.	273,000	1,979,786
	SMS Co. Ltd.	183,100	4,302,866
#	Soda Nikka Co. Ltd.	105,700	640,397
	Sodick Co. Ltd.	286,600	1,585,605
	Sotetsu Holdings, Inc.	239,900	4,567,857
#	Space Co. Ltd.	96,562	662,280
	S-Pool, Inc.	410,600	1,904,717
	Star Micronics Co. Ltd.	217,000	2,824,235
#	Studio Alice Co. Ltd.	56,600	889,607
	Subaru Enterprise Co. Ltd.	6,300	446,054
	Sugimoto & Co. Ltd.	61,600	924,653
#	Sumiseki Holdings, Inc.	239,800	583,830
	Sumitomo Densetsu Co. Ltd.	109,300	2,273,347
	Sumitomo Mitsui Construction Co. Ltd.	922,840	2,616,393

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sumitomo Warehouse Co. Ltd.	333,600	$5,542,189
	Suzumo Machinery Co. Ltd.	4,400	36,627
	SWCC Corp.	154,100	2,001,527
#	Tacmina Corp.	14,700	133,845
	Tadano Ltd.	683,800	5,352,449
	Taihei Dengyo Kaisha Ltd.	89,200	2,720,736
#	Taiheiyo Kouhatsu, Inc.	41,300	260,599
	Taikisha Ltd.	157,700	4,272,354
	Taisei Oncho Co. Ltd.	14,900	220,953
#	Takamatsu Construction Group Co. Ltd.	90,100	1,461,882
#	Takamiya Co. Ltd.	137,800	449,301
	Takano Co. Ltd.	50,700	263,722
	Takaoka Toko Co. Ltd.	64,820	974,773
#	Takara & Co. Ltd.	48,355	845,027
	Takara Standard Co. Ltd.	196,500	2,376,727
	Takasago Thermal Engineering Co. Ltd.	293,400	4,926,567
#	Takashima & Co. Ltd.	22,900	479,748
#	Takatori Corp.	4,500	133,155
	Takeuchi Manufacturing Co. Ltd.	214,800	5,894,891
	Takigami Steel Construction Co. Ltd.	5,300	302,166
	Takisawa Machine Tool Co. Ltd.	28,500	281,042
	Takuma Co. Ltd.	189,100	1,978,327
	Tanabe Consulting Group Co. Ltd.	2,400	15,493
	Tanabe Engineering Corp.	39,500	280,445
	Tanseisha Co. Ltd.	236,149	1,402,516
	Tatsuta Electric Wire & Cable Co. Ltd.	234,900	1,235,350
	Techno Ryowa Ltd.	68,690	454,749
	Techno Smart Corp.	49,500	574,124
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,823,595
	Teikoku Sen-I Co. Ltd.	113,000	1,432,445
	Tekken Corp.	83,400	1,184,077
	Terasaki Electric Co. Ltd.	25,500	274,548
#	Tess Holdings Co. Ltd.	36,100	318,463
	TKC Corp.	183,400	4,956,818
	Toa Corp.	82,100	1,782,032
	TOA ROAD Corp.	50,400	1,603,695
	Toba, Inc.	9,800	211,575
	Tobishima Corp.	117,870	988,743
	Tocalo Co. Ltd.	374,400	3,516,067
	Toda Corp.	763,300	4,465,740
	Toenec Corp.	54,000	1,376,448
	Togami Electric Manufacturing Co. Ltd.	17,800	236,795
	TOKAI Holdings Corp.	642,800	4,175,517
	Tokai Lease Co. Ltd.	18,800	181,478
	Tokyo Energy & Systems, Inc.	144,700	972,529
	Tokyo Keiki, Inc.	71,022	631,195
	Tokyo Sangyo Co. Ltd.	126,500	793,860
	Tokyu Construction Co. Ltd.	523,900	2,777,750
	Toli Corp.	282,400	578,463
	Tomoe Corp.	155,100	505,227
#	Tomoe Engineering Co. Ltd.	46,400	831,850
	Tonami Holdings Co. Ltd.	37,500	1,272,053
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,375,485
	Totech Corp.	48,100	1,516,432
	Totetsu Kogyo Co. Ltd.	152,800	3,052,956
	Toukei Computer Co. Ltd.	6,810	325,209
	Toyo Construction Co. Ltd.	492,600	3,527,913
	Toyo Denki Seizo KK	22,850	171,442
*	Toyo Engineering Corp.	194,378	830,586

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toyo Logistics Co. Ltd.	85,100	$176,202
#	Toyo Machinery & Metal Co. Ltd.	100,000	470,297
#	Toyo Tanso Co. Ltd.	88,700	2,578,811
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	258,712
	Trancom Co. Ltd.	47,200	2,368,988
	Transcosmos, Inc.	116,500	2,718,219
	Trinity Industrial Corp.	36,000	190,707
	Trusco Nakayama Corp.	236,800	4,113,508
	Tsubaki Nakashima Co. Ltd.	261,300	1,830,573
	Tsubakimoto Chain Co.	158,840	3,934,262
	Tsubakimoto Kogyo Co. Ltd.	28,400	864,147
	Tsugami Corp.	267,700	2,780,711
	Tsukishima Holdings Co. Ltd.	165,000	1,338,639
	Tsurumi Manufacturing Co. Ltd.	114,300	1,954,899
#	Ueki Corp.	60,800	592,607
	UEX Ltd.	2,900	26,871
	Union Tool Co.	46,900	1,121,584
	Ushio, Inc.	600,400	7,468,712
*	UT Group Co. Ltd.	183,200	3,506,835
*	Visional, Inc.	27,700	1,452,690
	Wakachiku Construction Co. Ltd.	74,800	2,367,361
	Wakita & Co. Ltd.	217,200	2,210,962
	WDB Holdings Co. Ltd.	63,000	941,059
	Weathernews, Inc.	36,200	1,816,245
# *	Welbe, Inc.	59,100	296,450
	Will Group, Inc.	96,500	756,376
	World Holdings Co. Ltd.	50,700	1,030,079
	Yahagi Construction Co. Ltd.	172,600	1,092,004
	YAMABIKO Corp.	217,528	2,155,115
	YAMADA Consulting Group Co. Ltd.	64,900	728,977
	Yamashina Corp.	245,700	119,247
	Yamato Corp.	108,400	771,542
	Yamaura Corp.	14,400	131,188
	Yamazen Corp.	353,200	2,740,316
	Yasuda Logistics Corp.	99,100	761,310
	Yokogawa Bridge Holdings Corp.	198,600	3,250,328
	Yondenko Corp.	54,120	777,084
	Yuasa Trading Co. Ltd.	103,900	3,017,485
	Yuken Kogyo Co. Ltd.	15,800	237,238
	Yurtec Corp.	257,400	1,563,747
	Yushin Precision Equipment Co. Ltd.	31,700	185,000
	Zaoh Co. Ltd.	25,900	437,559
	Zenitaka Corp.	18,700	467,265
	Zuiko Corp.	94,600	750,297

TOTAL INDUSTRIALS			835,928,863

INFORMATION TECHNOLOGY — (14.4%)
	A&D HOLON Holdings Co. Ltd.	138,500	1,397,422
*	Access Co. Ltd.	82,500	523,105
	Ad-sol Nissin Corp.	47,200	608,721
#	Adtec Plasma Technology Co. Ltd.	25,000	240,353
#	AGS Corp.	13,000	68,588
	Ai Holdings Corp.	244,200	4,275,193
*	AI inside, Inc.	400	12,768
	Aichi Tokei Denki Co. Ltd.	53,600	605,801
	Aiphone Co. Ltd.	66,800	1,053,467
*	Allied Telesis Holdings KK	191,200	153,499
	Alpha Systems, Inc.	23,920	728,003
	Alps Alpine Co. Ltd.	360,100	3,287,732

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Amano Corp.	291,800	$5,941,326
	Anritsu Corp.	851,999	7,801,334
	AOI Electronics Co. Ltd.	27,700	385,354
	Argo Graphics, Inc.	102,600	2,890,965
	Arisawa Manufacturing Co. Ltd.	207,900	1,914,769
	Artiza Networks, Inc.	14,900	103,165
	Asahi Intelligence Service Co. Ltd.	1,300	11,224
#	Atled Corp.	15,700	170,704
	Avant Group Corp.	127,700	1,321,544
	Base Co. Ltd.	16,300	715,055
*	BrainPad, Inc.	87,600	446,079
	Broadband Tower, Inc.	116,500	121,861
	Business Brain Showa-Ota, Inc.	41,500	598,302
	Business Engineering Corp.	4,900	124,492
	CAC Holdings Corp.	75,200	944,168
	Canon Electronics, Inc.	125,200	1,705,283
#	CDS Co. Ltd.	15,500	205,546
#	Celsys, Inc.	206,000	985,585
	Change Holdings, Inc.	156,000	2,639,185
#	Chino Corp.	45,000	702,005
	Citizen Watch Co. Ltd.	1,550,700	8,580,554
	CMK Corp.	275,600	937,576
	Computer Engineering & Consulting Ltd.	170,100	1,768,451
	Computer Institute of Japan Ltd.	227,278	912,938
	Comture Corp.	143,900	2,122,897
	Core Corp.	45,800	569,900
	Cresco Ltd.	84,700	1,116,760
#	Cross Cat Co. Ltd.	8,200	72,424
	Cube System, Inc.	60,600	512,003
	Cyber Com Co. Ltd.	10,600	121,753
*	Cyber Security Cloud, Inc.	1,900	25,681
	Cyberlinks Co. Ltd.	30,600	203,101
	Cybozu, Inc.	150,100	2,996,246
	Daiko Denshi Tsushin Ltd.	23,100	85,927
#	Daishinku Corp.	148,696	748,120
	Daitron Co. Ltd.	55,600	1,068,269
	Daiwabo Holdings Co. Ltd.	574,800	10,846,024
	Dawn Corp.	4,000	62,054
#	Densan System Holdings Co. Ltd.	43,600	857,776
	Dexerials Corp.	345,400	6,573,158
	Digital Arts, Inc.	73,500	2,735,930
	Digital Garage, Inc.	141,400	4,988,574
	Digital Hearts Holdings Co. Ltd.	74,800	810,397
	Digital Information Technologies Corp.	61,700	733,888
	DKK Co. Ltd.	61,300	1,042,077
#	DKK-Toa Corp.	31,400	187,989
	Double Standard, Inc.	42,500	638,521
	DTS Corp.	250,500	5,951,772
	Ebase Co. Ltd.	125,600	635,625
	E-Guardian, Inc.	62,600	1,011,839
	Eizo Corp.	96,200	3,153,255
	Elecom Co. Ltd.	256,300	2,432,178
	Elematec Corp.	113,542	1,441,639
#	Enomoto Co. Ltd.	29,100	359,667
	Enplas Corp.	46,100	1,556,736
	ESPEC Corp.	116,100	1,755,355
	Ferrotec Holdings Corp.	245,700	5,556,868
	Fixstars Corp.	107,100	1,104,258
	Focus Systems Corp.	53,700	402,229

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Forval Corp.	51,100	$438,679
	FTGroup Co. Ltd.	51,000	409,984
	Fuji Soft, Inc.	41,500	2,479,390
	Fukui Computer Holdings, Inc.	58,900	1,169,111
	Furuno Electric Co. Ltd.	155,900	1,063,444
#	Furuya Metal Co. Ltd.	17,800	1,182,615
	Future Corp.	292,400	3,740,180
	Future Innovation Group, Inc.	11,900	25,344
#	GL Sciences, Inc.	44,500	750,545
	Glosel Co. Ltd.	113,200	341,460
	GMO GlobalSign Holdings KK	33,000	936,370
	GMO internet group, Inc.	13,600	273,587
	GMO Pepabo, Inc.	7,300	95,658
	Hagiwara Electric Holdings Co. Ltd., Class C	47,100	1,131,233
	Hakuto Co. Ltd.	82,700	2,595,856
# *	Hennge KK	13,200	71,073
	Himacs Ltd.	960	10,033
	Hioki EE Corp.	61,700	4,109,448
	Hochiki Corp.	91,500	1,088,439
#	Hokuriku Electric Industry Co. Ltd.	21,839	197,051
	Horiba Ltd.	114,700	6,319,131
	Hosiden Corp.	304,400	3,898,296
	Hotto Link, Inc.	55,800	128,816
#	HPC Systems, Inc.	17,700	265,448
#	Icom, Inc.	54,900	1,116,917
	ID Holdings Corp.	79,450	642,096
	I’ll, Inc.	30,300	616,885
	Ines Corp.	123,100	1,258,816
	I-Net Corp.	76,490	743,497
	Information Services International-Dentsu Ltd.	7,700	271,443
	Innotech Corp.	96,100	963,977
	Intelligent Wave, Inc.	50,500	269,112
	Inter Action Corp.	34,200	332,098
	I-PEX, Inc.	72,100	740,377
	Iriso Electronics Co. Ltd.	127,400	4,360,853
	ISB Corp.	51,700	456,862
*	ITbook Holdings Co. Ltd.	72,300	204,408
	Itfor, Inc.	172,600	1,103,162
# *	Iwatsu Electric Co. Ltd.	53,100	320,118
	Japan Aviation Electronics Industry Ltd.	294,700	5,169,910
	Japan Cash Machine Co. Ltd.	138,300	1,293,259
	Japan Electronic Materials Corp.	60,200	611,841
	Japan Material Co. Ltd.	431,700	6,472,857
	Japan System Techniques Co. Ltd.	30,400	464,450
	Jastec Co. Ltd.	71,600	650,448
	JBCC Holdings, Inc.	90,100	1,428,542
	JFE Systems, Inc.	10,000	191,937
# *	JIG-SAW, Inc.	19,600	678,481
	Justsystems Corp.	150,300	3,971,677
	Kaga Electronics Co. Ltd.	100,200	3,554,758
*	Kaonavi, Inc.	4,500	89,051
	KEL Corp.	27,900	355,267
	Koa Corp.	193,600	2,428,806
	Konica Minolta, Inc.	1,389,000	5,794,031
	KSK Co. Ltd.	3,000	50,270
#	Kyoden Co. Ltd.	116,100	432,105
	Kyosan Electric Manufacturing Co. Ltd.	244,400	763,825
	Kyowa Electronic Instruments Co. Ltd.	129,800	342,640
	LAC Co. Ltd.	97,400	494,188

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Macnica Holdings, Inc.	326,750	$8,979,183
	Marubun Corp.	106,400	945,726
	Maruwa Co. Ltd.	55,400	7,064,880
	Maxell Ltd.	289,100	3,184,036
	MCJ Co. Ltd.	428,700	2,965,072
*	Megachips Corp.	104,700	2,482,823
	Meiko Electronics Co. Ltd.	129,300	2,609,193
	Melco Holdings, Inc.	35,600	877,754
	Micronics Japan Co. Ltd.	158,600	1,444,870
	MIMAKI ENGINEERING Co. Ltd.	113,200	562,437
	Mimasu Semiconductor Industry Co. Ltd.	107,681	2,080,725
	Miraial Co. Ltd.	40,000	445,708
	Miroku Jyoho Service Co. Ltd.	112,800	1,408,982
	Mitachi Co. Ltd.	7,900	80,157
	Mitsubishi Research Institute, Inc.	50,700	1,839,536
	m-up Holdings, Inc.	180,000	1,638,208
#	Mutoh Holdings Co. Ltd.	7,400	91,122
	Nagano Keiki Co. Ltd.	86,800	823,733
	Naigai Tec Corp.	7,900	140,490
	NEC Networks & System Integration Corp.	226,108	2,818,552
	NET One Systems Co. Ltd.	327,200	7,714,843
	NF Holdings Corp.	12,900	93,013
	Nichicon Corp.	294,200	2,788,795
#	Nihon Dempa Kogyo Co. Ltd.	118,900	1,036,559
	Nihon Denkei Co. Ltd.	43,300	604,140
	Nippon Ceramic Co. Ltd.	8,900	178,138
*	Nippon Chemi-Con Corp.	115,300	1,720,798
#	Nippon Computer Dynamics Co. Ltd.	36,200	206,498
	Nippon Electric Glass Co. Ltd.	359,436	6,861,709
#	Nippon Information Development Co. Ltd.	12,600	155,783
#	Nippon Kodoshi Corp.	51,600	750,522
	Nippon Signal Company Ltd.	284,800	2,325,749
	Nissha Co. Ltd.	242,900	3,314,424
	Nohmi Bosai Ltd.	140,700	1,814,628
	NSD Co. Ltd.	482,660	8,879,198
	NSW, Inc.	48,600	750,441
	Ohara, Inc.	48,700	413,123
#	Ohizumi Mfg. Co. Ltd.	7,001	40,942
	Oki Electric Industry Co. Ltd.	519,356	2,817,235
	Optex Group Co. Ltd.	178,820	2,691,671
*	Optim Corp.	86,500	593,262
	Optorun Co. Ltd.	102,800	1,566,868
	Oro Co. Ltd.	37,200	668,501
	Osaki Electric Co. Ltd.	265,500	1,104,657
#	Oval Corp.	35,600	112,829
# *	Oxide Corp.	6,400	151,375
	PCI Holdings, Inc.	45,300	340,271
	Plus Alpha Consulting Co. Ltd.	15,100	323,233
	Pole To Win Holdings, Inc.	199,600	1,345,829
#	Pro-Ship, Inc.	51,100	522,347
	Restar Holdings Corp.	108,800	1,701,917
	Riken Keiki Co. Ltd.	87,100	3,347,130
	Riso Kagaku Corp.	54,400	991,650
#	River Eletec Corp.	35,300	181,996
	Roland DG Corp.	79,800	2,005,800
	Rorze Corp.	68,000	5,037,713
	RS Technologies Co. Ltd.	52,200	1,172,803
	Ryoden Corp.	92,900	1,426,603
	Ryosan Co. Ltd.	118,000	2,787,164

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Saison Information Systems Co. Ltd.	27,400	$371,411
	Sakura Internet, Inc.	129,200	648,476
	Samco, Inc.	4,600	163,475
	Sanken Electric Co. Ltd.	126,500	9,501,356
	Sanshin Electronics Co. Ltd.	70,900	1,178,324
	Santec Holdings Corp.	4,500	77,082
#	Satori Electric Co. Ltd.	73,880	897,674
#	Saxa Holdings, Inc.	27,200	366,792
	SB Technology Corp.	62,000	1,059,471
	Scala, Inc.	42,500	234,134
#	Seikoh Giken Co. Ltd.	23,900	317,500
#	SEMITEC Corp.	32,000	464,286
	SERAKU Co. Ltd.	21,300	250,503
	Shibaura Electronics Co. Ltd.	43,000	1,808,109
	Shibaura Mechatronics Corp.	22,400	2,508,140
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,163,056
	Shinko Shoji Co. Ltd.	231,100	2,036,878
#	Shizuki Electric Co., Inc.	121,600	435,073
	Showa Shinku Co. Ltd.	24,400	247,350
#	Sigma Koki Co. Ltd.	28,900	340,941
	Siix Corp.	186,300	1,870,417
*	Simplex Holdings, Inc.	24,500	426,247
	SK-Electronics Co. Ltd.	49,000	643,041
	Smaregi, Inc.	6,500	135,541
	SMK Corp.	26,049	465,155
	Softcreate Holdings Corp.	96,400	1,130,385
	Soliton Systems KK	54,100	416,148
	Solxyz Co. Ltd.	41,000	108,197
	SRA Holdings	69,900	1,562,384
	Sumida Corp.	158,549	1,972,385
	Sun-Wa Technos Corp.	75,500	1,046,129
	Suzuden Corp.	2,100	39,432
	Suzuki Co. Ltd.	73,200	549,380
	System D, Inc.	1,100	10,786
	System Information Co. Ltd.	57,600	328,241
	System Research Co. Ltd.	29,800	532,641
	System Support, Inc.	21,700	314,267
	Systems Engineering Consultants Co. Ltd.	6,600	156,905
	Systena Corp.	1,578,800	3,265,605
	Tachibana Eletech Co. Ltd.	101,760	1,552,073
	TAKEBISHI Corp.	52,200	655,668
	Tamura Corp.	441,800	2,531,473
	Tazmo Co. Ltd.	9,300	124,674
	TDC Soft, Inc.	93,400	1,009,163
	TechMatrix Corp.	242,600	2,894,717
*	Techno Horizon Co. Ltd.	61,800	207,263
	Tecnos Japan, Inc.	46,100	188,765
	Teikoku Tsushin Kogyo Co. Ltd.	50,400	576,210
	Terilogy Holdings.	20,900	49,250
#	TESEC Corp.	22,600	376,567
	Toho System Science Co. Ltd.	2,700	21,455
	Tokyo Electron Device Ltd.	41,800	2,395,430
	Tokyo Seimitsu Co. Ltd.	232,600	8,581,078
	Tomen Devices Corp.	17,800	736,853
	Topcon Corp.	663,300	9,448,169
#	Torex Semiconductor Ltd.	52,900	877,904
	Toshiba TEC Corp.	137,400	3,990,548
	Towa Corp.	131,800	1,983,388
	Toyo Corp.	149,600	1,543,265

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Tri Chemical Laboratories, Inc.	154,500	$2,498,872
	Tsuzuki Denki Co. Ltd.	42,800	485,421
	Ubicom Holdings, Inc.	30,800	490,690
	Uchida Yoko Co. Ltd.	46,900	1,785,528
	ULS Group, Inc.	13,300	309,998
	Ulvac, Inc.	145,900	5,792,000
	UNITED, Inc.	24,200	224,614
#	User Local, Inc.	9,200	136,997
	V Technology Co. Ltd.	55,700	1,241,359
*	Valtes Co. Ltd.	600	13,169
	VINX Corp.	25,600	253,550
	Wacom Co. Ltd.	973,900	4,946,713
	WILLs, Inc.	34,200	138,638
*	WingArc1st, Inc.	13,100	213,833
	Yamaichi Electronics Co. Ltd.	136,700	1,814,821
	Yashima Denki Co. Ltd.	119,500	1,133,589
	YE DIGITAL Corp.	700	2,370
	Yokowo Co. Ltd.	111,075	1,642,530

TOTAL INFORMATION TECHNOLOGY			415,658,428

MATERIALS — (12.4%)
	Achilles Corp.	80,500	856,636
	ADEKA Corp.	507,000	8,561,947
	Agro-Kanesho Co. Ltd.	2,300	30,105
	Aica Kogyo Co. Ltd.	200,800	4,565,140
	Aichi Steel Corp.	65,365	1,308,828
	Arakawa Chemical Industries Ltd.	106,400	775,001
#	Araya Industrial Co. Ltd.	20,200	307,025
	Asahi Holdings, Inc.	472,200	6,951,864
	Asahi Printing Co. Ltd.	25,700	165,166
	ASAHI YUKIZAI Corp.	87,600	2,053,930
	Asahipen Corp.	2,100	28,135
	Asia Pile Holdings Corp.	208,100	1,132,068
#	C Uyemura & Co. Ltd.	69,300	3,343,897
	Carlit Holdings Co. Ltd.	128,900	661,303
	Chuetsu Pulp & Paper Co. Ltd.	32,800	241,868
	Chugoku Marine Paints Ltd.	313,900	2,743,160
	CI Takiron Corp.	281,800	1,037,988
	CK-San-Etsu Co. Ltd.	22,800	721,649
	Dai Nippon Toryo Co. Ltd.	130,200	824,559
	Daicel Corp.	822,200	6,482,111
	Daido Steel Co. Ltd.	156,900	6,042,247
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	118,200	873,467
	Daiken Corp.	61,300	1,053,613
	Daiki Aluminium Industry Co. Ltd.	170,400	1,748,197
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	1,052,393
	Daio Paper Corp.	357,700	2,898,870
	Denka Co. Ltd.	111,100	2,225,050
	DIC Corp.	341,600	6,310,516
	DKS Co. Ltd.	47,000	653,973
	Dowa Holdings Co. Ltd.	81,800	2,672,445
	Dynapac Co. Ltd.	8,500	80,009
	FP Corp.	62,500	1,554,695
	Fuji Seal International, Inc.	252,328	2,867,928
	Fujikura Kasei Co. Ltd.	157,900	510,104
	Fujimi, Inc.	77,700	4,025,149
	Fujimori Kogyo Co. Ltd.	98,500	2,288,621
	Fuso Chemical Co. Ltd.	111,900	3,113,923
	Godo Steel Ltd.	57,500	1,295,306

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Gun-Ei Chemical Industry Co. Ltd.	27,700	$538,989
	Hakudo Co. Ltd.	41,600	810,107
	Harima Chemicals Group, Inc.	93,100	588,927
	Hodogaya Chemical Co. Ltd.	39,400	906,919
	Hokkan Holdings Ltd.	58,100	596,943
	Hokko Chemical Industry Co. Ltd.	115,300	784,712
#	Hokuetsu Corp.	766,899	5,072,304
	Ise Chemicals Corp.	12,600	674,099
	Ishihara Chemical Co. Ltd.	72,000	796,020
	Ishihara Sangyo Kaisha Ltd.	203,950	1,762,342
#	Ishizuka Glass Co. Ltd.	12,900	146,446
	Japan Pure Chemical Co. Ltd.	500	8,978
	JCU Corp.	128,600	3,036,644
#	JSP Corp.	79,400	914,151
	Kaneka Corp.	199,700	5,312,753
	Kanto Denka Kogyo Co. Ltd.	261,700	1,985,368
	Katakura & Co-op Agri Corp.	20,400	254,537
	KeePer Technical Laboratory Co. Ltd.	86,400	3,212,679
#	KEIWA, Inc.	51,200	523,825
	KH Neochem Co. Ltd.	223,700	3,857,039
	Kimoto Co. Ltd.	181,500	253,922
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,014,579
	Kobe Steel Ltd.	190,585	1,420,019
	Kohsoku Corp.	70,200	1,104,564
	Konishi Co. Ltd.	205,700	3,089,864
	Konoshima Chemical Co. Ltd.	37,500	432,785
	Krosaki Harima Corp.	30,100	1,363,847
#	Kumiai Chemical Industry Co. Ltd.	321,187	2,137,661
	Kunimine Industries Co. Ltd.	41,700	288,471
	Kureha Corp.	98,450	6,112,156
	Kurimoto Ltd.	59,000	875,267
	Kuriyama Holdings Corp.	78,000	507,516
	Kyoei Steel Ltd.	135,500	1,832,054
	Kyowa Leather Cloth Co. Ltd.	75,300	292,937
	Lintec Corp.	258,000	4,314,542
	Maeda Kosen Co. Ltd.	118,600	2,837,868
	Maruichi Steel Tube Ltd.	213,300	4,825,079
	MEC Co. Ltd.	97,900	1,832,462
#	Mipox Corp.	19,600	79,950
	Mitani Sekisan Co. Ltd.	66,000	2,332,224
	Mitsubishi Materials Corp.	221,600	3,628,616
	Mitsubishi Paper Mills Ltd.	210,500	622,694
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	507,726
	Mitsui Mining & Smelting Co. Ltd.	345,600	8,229,716
	Molitec Steel Co. Ltd.	7,200	15,451
#	MORESCO Corp.	39,800	332,223
	Moriroku Holdings Co. Ltd.	13,500	192,435
	Mory Industries, Inc.	33,200	883,057
	Nakayama Steel Works Ltd.	139,800	901,208
	Nasu Denki Tekko Co. Ltd.	3,000	199,971
	Neturen Co. Ltd.	209,200	1,111,018
# *	New Japan Chemical Co. Ltd.	111,300	176,507
	Nicca Chemical Co. Ltd.	45,700	301,093
#	Nichia Steel Works Ltd.	61,100	141,052
	Nihon Kagaku Sangyo Co. Ltd.	81,300	680,349
	Nihon Nohyaku Co. Ltd.	243,500	1,234,164
	Nihon Parkerizing Co. Ltd.	520,200	4,071,691
# *	Nihon Yamamura Glass Co. Ltd.	58,200	305,919
	Nippon Carbide Industries Co., Inc.	46,200	439,529

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Chemical Industrial Co. Ltd.	49,500	$674,015
*	Nippon Concrete Industries Co. Ltd.	259,217	493,008
#	Nippon Denko Co. Ltd.	687,014	1,751,043
#	Nippon Fine Chemical Co. Ltd.	82,800	1,617,635
	Nippon Kayaku Co. Ltd.	596,300	5,409,464
	Nippon Light Metal Holdings Co. Ltd.	355,390	3,723,746
*	Nippon Paper Industries Co. Ltd.	546,900	4,382,098
	Nippon Pillar Packing Co. Ltd.	113,500	3,155,631
	Nippon Shokubai Co. Ltd.	102,500	4,109,394
	Nippon Soda Co. Ltd.	141,400	4,877,250
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,440,295
	Nitta Gelatin, Inc.	82,000	505,626
	Nittetsu Mining Co. Ltd.	70,600	1,909,985
	Nozawa Corp.	47,500	250,498
	Oat Agrio Co. Ltd.	49,200	491,255
	Okamoto Industries, Inc.	69,600	2,072,746
	Okura Industrial Co. Ltd.	53,300	834,640
	Osaka Organic Chemical Industry Ltd.	97,600	1,479,770
	Osaka Soda Co. Ltd.	85,499	2,765,518
	Osaka Steel Co. Ltd.	89,300	859,885
*	Pacific Metals Co. Ltd.	91,599	1,274,581
	Pack Corp.	87,200	1,998,219
	Rasa Industries Ltd.	43,000	692,102
	Rengo Co. Ltd.	980,600	6,395,254
	Riken Technos Corp.	231,800	1,041,043
	Sakai Chemical Industry Co. Ltd.	85,200	1,145,217
	Sakata INX Corp.	249,600	2,036,076
	Sanyo Chemical Industries Ltd.	77,400	2,429,975
	Sanyo Special Steel Co. Ltd.	122,960	2,176,217
#	Seiko PMC Corp.	64,500	274,909
	Sekisui Kasei Co. Ltd.	150,000	518,437
	Shikoku Kasei Holdings Corp.	224,500	2,340,008
	Shinagawa Refractories Co. Ltd.	34,700	1,194,343
	Shin-Etsu Polymer Co. Ltd.	275,500	2,710,569
	SK Kaken Co. Ltd.	1,300	410,838
	Soken Chemical & Engineering Co. Ltd.	48,400	609,902
	Stella Chemifa Corp.	64,000	1,269,908
	Sumitomo Bakelite Co. Ltd.	194,100	7,422,961
	Sumitomo Osaka Cement Co. Ltd.	206,299	5,801,971
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,731,332
	T Hasegawa Co. Ltd.	124,100	2,954,524
#	T&K Toka Co. Ltd.	123,200	1,053,186
	Taiheiyo Cement Corp.	447,300	8,020,596
	Taisei Lamick Co. Ltd.	36,900	777,560
	Taiyo Holdings Co. Ltd.	220,400	3,984,070
	Takasago International Corp.	82,700	1,577,209
	Takemoto Yohki Co. Ltd.	43,800	278,595
# *	Tanaka Chemical Corp.	13,400	130,763
#	Taoka Chemical Co. Ltd.	15,100	82,996
	Tayca Corp.	97,400	867,169
	Teijin Ltd.	360,800	4,029,753
	Tenma Corp.	111,300	1,917,402
	Toagosei Co. Ltd.	691,500	5,978,527
*	Toda Kogyo Corp.	4,300	78,232
#	Toho Acetylene Co. Ltd.	12,700	125,919
	Toho Chemical Industry Co. Ltd.	47,000	169,197
#	Toho Titanium Co. Ltd.	201,000	3,000,439
	Toho Zinc Co. Ltd.	86,599	1,182,634
	Tohoku Steel Co. Ltd.	16,300	213,495

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokai Carbon Co. Ltd.	919,200	$8,353,418
	Tokushu Tokai Paper Co. Ltd.	53,858	1,172,018
	Tokuyama Corp.	371,497	6,058,784
	Tokyo Ohka Kogyo Co. Ltd.	37,800	1,973,282
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	205,657
	Tokyo Rope Manufacturing Co. Ltd.	46,000	392,677
	Tokyo Steel Manufacturing Co. Ltd.	520,100	5,233,896
	Tokyo Tekko Co. Ltd.	61,900	843,492
	Tomoku Co. Ltd.	70,600	828,285
	Topy Industries Ltd.	97,400	1,340,542
#	Toyo Gosei Co. Ltd.	31,100	1,771,639
	Toyo Ink SC Holdings Co. Ltd.	229,100	3,697,225
	Toyobo Co. Ltd.	503,900	3,803,678
	TYK Corp.	148,500	372,865
	UACJ Corp.	194,941	3,890,582
	UBE Corp.	611,100	9,694,127
	Ultrafabrics Holdings Co. Ltd.	7,700	120,937
	Valqua Ltd.	104,799	2,636,508
	Vertex Corp.	126,294	1,266,782
	Wavelock Holdings Co. Ltd.	30,900	135,377
	Wood One Co. Ltd.	17,997	158,335
	Yodogawa Steel Works Ltd.	135,700	2,844,126
	Yotai Refractories Co. Ltd.	115,400	1,233,073
	Yushiro Chemical Industry Co. Ltd.	56,200	355,604

TOTAL MATERIALS			358,847,393

REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	47,879	60,611
	Airport Facilities Co. Ltd.	143,970	609,399
#	Anabuki Kosan, Inc.	16,400	279,402
	Aoyama Zaisan Networks Co. Ltd.	92,000	681,079
	Apaman Co. Ltd.	75,900	255,393
	Ardepro Co. Ltd.	7,070	20,038
	Arealink Co. Ltd.	47,573	806,538
	B-Lot Co. Ltd.	25,800	113,149
	Cosmos Initia Co. Ltd.	93,700	400,558
	CRE, Inc.	35,100	335,487
	Dear Life Co. Ltd.	152,600	809,381
	Goldcrest Co. Ltd.	96,170	1,289,131
	Good Com Asset Co. Ltd.	97,600	567,695
	Grandy House Corp.	95,600	396,459
	Heiwa Real Estate Co. Ltd.	116,500	3,333,588
	Ichigo, Inc.	70,000	133,938
#	Japan Property Management Center Co. Ltd.	86,300	711,003
#	JINUSHI Co. Ltd.	77,900	1,116,331
	JSB Co. Ltd.	24,700	786,497
	Katitas Co. Ltd.	218,200	4,261,203
	Keihanshin Building Co. Ltd.	197,400	1,862,328
	LA Holdings Co. Ltd.	4,900	136,507
*	Leopalace21 Corp.	624,000	1,646,533
#	Loadstar Capital KK	9,200	95,751
	Mirarth Holdings, Inc.	531,000	1,498,309
	Mugen Estate Co. Ltd.	56,900	262,697
	Nisshin Group Holdings Co. Ltd.	205,500	708,671
	Raysum Co. Ltd.	17,448	170,595
	SAMTY Co. Ltd.	173,450	2,831,074
	Sankyo Frontier Co. Ltd.	24,600	640,293
	Sansei Landic Co. Ltd.	29,100	187,140
# *	SRE Holdings Corp.	4,100	91,960

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
#	Star Mica Holdings Co. Ltd.	164,500	$779,064
	Starts Corp., Inc.	208,300	3,936,414
	Sun Frontier Fudousan Co. Ltd.	178,800	1,735,750
	Sunnexta Group, Inc.	11,100	82,310
	Tenpo Innovation Co. Ltd.	3,100	27,370
*	TKP Corp.	21,300	427,360
	TOC Co. Ltd.	284,250	1,399,975
	Tokyo Rakutenchi Co. Ltd.	19,800	614,735
#	Tokyo Theatres Co., Inc.	47,099	393,784
	Tosei Corp.	187,900	2,236,038
	Urbanet Corp. Co. Ltd.	92,700	225,425

TOTAL REAL ESTATE			38,956,963

UTILITIES — (1.7%)
*	Chugoku Electric Power Co., Inc.	992,100	5,224,103
	EF-ON, Inc.	88,520	416,332
	eRex Co. Ltd.	185,100	2,365,367
	Hiroshima Gas Co. Ltd.	322,200	863,801
*	Hokkaido Electric Power Co., Inc.	1,106,900	4,169,809
	Hokkaido Gas Co. Ltd.	92,600	1,320,991
*	Hokuriku Electric Power Co.	1,052,600	4,917,718
#	Hokuriku Gas Co. Ltd.	10,100	217,412
	K&O Energy Group, Inc.	89,200	1,593,251
#	Kasumigaseki Capital Co. Ltd.	5,100	138,667
	Nippon Gas Co. Ltd.	676,700	9,516,090
*	Okinawa Electric Power Co., Inc.	278,516	2,271,561
*	RENOVA, Inc.	140,700	1,992,931
	Saibu Gas Holdings Co. Ltd.	211,100	2,939,430
*	Shikoku Electric Power Co., Inc.	749,500	4,428,341
	Shizuoka Gas Co. Ltd.	315,000	2,678,395
#	Toell Co. Ltd.	57,500	321,618
	Toho Gas Co. Ltd.	99,300	1,857,941
	West Holdings Corp.	134,903	3,216,197

TOTAL UTILITIES			50,449,955

TOTAL COMMON STOCKS Cost ($ 2,744,626,758)			2,835,617,032

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	4,342,848	50,233,722

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,794,859,089)			$2,885,850,754

ST Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,138,067	—	$66,138,067
Consumer Discretionary	—	419,916,117	—	419,916,117
Consumer Staples	—	233,588,999	—	233,588,999
Energy	—	21,841,321	—	21,841,321
Financials	—	253,591,610	—	253,591,610
Health Care	—	140,699,316	—	140,699,316
Industrials	—	835,928,863	—	835,928,863
Information Technology	—	415,658,428	—	415,658,428
Materials	—	358,847,393	—	358,847,393
Real Estate	—	38,956,963	—	38,956,963
Utilities	—	50,449,955	—	50,449,955
Securities Lending Collateral	—	50,233,722	—	50,233,722

TOTAL	—	$2,885,850,754	—	$2,885,850,754

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
AUSTRALIA — (61.7%)
#	29Metals Ltd.	136,895	$108,292
*	3P Learning Ltd.	93,233	71,036
*	4DMedical Ltd.	44,717	25,247
*	A2B Australia Ltd.	511,111	520,667
	Accent Group Ltd.	2,733,567	4,625,946
* ††	ACN Ltd.	1,687	0
	Acrow Formwork & Construction Services Ltd.	408,608	236,976
# *	Actinogen Medical Ltd.	729,727	31,173
#	Adairs Ltd.	1,221,855	1,823,226
	Adbri Ltd.	2,524,789	2,665,760
#	Advance Zinctek Ltd.	9,929	14,128
# *	Aeris Resources Ltd.	148,241	46,812
*	Ainsworth Game Technology Ltd.	557,129	357,704
# *	Alcidion Group Ltd.	643,486	41,640
*	Alkane Resources Ltd.	2,919,548	1,703,055
# *	Alliance Aviation Services Ltd.	423,816	872,206
# *	Alligator Energy Ltd.	8,107,416	179,009
*	Altech Batteries Ltd.	174,277	13,358
# *	AMA Group Ltd.	6,336,788	692,755
	AMP Ltd.	13,156,282	9,946,900
	Ansell Ltd.	654,057	11,639,006
*	Antipa Minerals Ltd.	3,268,084	42,037
# *	Appen Ltd.	785,359	1,646,634
# *	Arafura Rare Earths Ltd.	13,159,599	3,615,091
#	ARB Corp. Ltd.	498,463	10,648,592
# *	Archer Materials Ltd.	514,440	138,372
*	Ardea Resources Ltd.	152,857	39,697
#	Ardent Leisure Group Ltd.	2,988,304	1,083,954
# *	Argosy Minerals Ltd.	2,371,384	645,414
*	Aroa Biosurgery Ltd.	193,686	134,640
	AUB Group Ltd.	762,060	13,966,594
# *	Audinate Group Ltd.	204,649	1,192,818
# *	Aura Energy Ltd.	259,286	39,802
# *	Aurelia Metals Ltd.	7,966,262	718,122
*	Ausgold Ltd.	420,326	13,917
	Ausgold Ltd.	55,717	1,843
*	Aussie Broadband Ltd.	523,701	1,154,118
	Austal Ltd.	2,416,185	2,651,755
	Austin Engineering Ltd.	845,694	218,768
*	Australian Agricultural Co. Ltd.	2,850,244	2,903,312
#	Australian Clinical Labs Ltd.	489,229	1,147,897
	Australian Ethical Investment Ltd.	301,621	650,993
	Australian Finance Group Ltd.	1,939,212	2,077,737
# *	Australian Strategic Materials Ltd.	640,115	449,451
# *	Australian Vanadium Ltd.	14,821,738	365,243
#	Australian Vintage Ltd.	2,462,000	833,600
	Auswide Bank Ltd.	185,117	646,672
*	Auteco Minerals Ltd.	247,992	6,571
#	AVJennings Ltd.	5,407,981	1,628,579
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	6,203
#	Baby Bunting Group Ltd.	813,374	1,169,896
# *	Bannerman Energy Ltd.	95,393	92,457
	Bapcor Ltd.	2,107,733	9,197,290
	Base Resources Ltd.	2,267,930	285,026

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	BCI Minerals Ltd.	2,716,101	$414,879
	Beach Energy Ltd.	9,561,631	9,411,404
	Beacon Lighting Group Ltd.	467,032	566,233
	Beacon Minerals Ltd.	2,446,902	53,598
	Bega Cheese Ltd.	1,973,378	4,969,047
#	Bell Financial Group Ltd.	734,391	472,490
*	Bellevue Gold Ltd.	8,307,472	7,798,670
*	Berkeley Energia Ltd.	37,692	8,876
# *	Betmakers Technology Group Ltd.	2,293,199	268,208
# *	Bigtincan Holdings Ltd.	1,377,352	376,409
*	Black Cat Syndicate Ltd.	70,598	20,122
# *	Black Rock Mining Ltd.	2,860,513	257,459
	Blackmores Ltd.	102,288	6,461,187
# *	Boral Ltd.	1,451,939	3,985,372
*	Boss Energy Ltd.	1,670,623	2,941,779
*	Botanix Pharmaceuticals Ltd.	220,516	12,608
#	Bravura Solutions Ltd.	3,062,177	916,348
#	Breville Group Ltd.	627,990	8,627,006
	Brickworks Ltd.	389,897	6,487,164
# *	Bubs Australia Ltd.	968,640	125,060
*	Buru Energy Ltd.	713,223	52,183
# *	BWX Ltd.	744,883	98,578
*	Byron Energy Ltd.	275,427	13,881
# *	Calidus Resources Ltd.	1,064,401	140,945
	Calidus Resources Ltd.	265,219	35,099
	Calima Energy Ltd.	1,950,890	143,262
	Capitol Health Ltd.	5,725,035	1,041,539
	Capral Ltd.	63,860	312,305
*	Capricorn Metals Ltd.	2,114,178	6,220,985
# *	Carnarvon Energy Ltd.	9,430,661	783,010
#	Cash Converters International Ltd.	2,894,120	448,925
# *	Catapult Group International Ltd.	510,098	263,554
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,476,666
	Centaurus Metals Ltd.	18,553	10,606
*	Central Petroleum Ltd.	759,474	34,714
* ††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	409,991	2,179,671
*	Challenger Exploration Ltd.	103,805	9,993
#	Champion Iron Ltd.	1,444,595	6,276,569
# *	City Chic Collective Ltd.	1,254,668	406,032
*	Clean Seas Seafood Ltd.	247,494	88,494
	ClearView Wealth Ltd.	156,351	53,710
#	Clinuvel Pharmaceuticals Ltd.	257,550	3,465,802
#	Clover Corp. Ltd.	775,830	629,377
# *	Cobalt Blue Holdings Ltd.	650,479	144,951
	Cobram Estate Olives Ltd.	13,289	11,544
	Codan Ltd.	597,321	2,901,519
	COG Financial Services Ltd.	10,891	10,309
*	Cogstate Ltd.	285,806	302,162
	Collins Foods Ltd.	703,158	4,053,977
*	Comet Ridge Ltd.	1,818,100	169,813
*	Cooper Energy Ltd.	17,091,732	1,932,516
# *	Core Lithium Ltd.	5,166,719	3,401,064
#	Corporate Travel Management Ltd.	729,339	10,204,367
	Costa Group Holdings Ltd.	2,805,086	4,654,856
#	Credit Corp. Group Ltd.	454,859	5,477,217
	CSR Ltd.	3,176,445	11,119,852
*	Danakali Ltd.	949,453	257,584

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Data#3 Ltd.	1,162,707	$5,869,592
	DDH1 Ltd.	179,132	101,256
# *	De Grey Mining Ltd.	7,594,615	8,151,399
# *	Deep Yellow Ltd.	2,603,723	932,261
#	Delta Lithium Ltd.	51,170	15,515
	Deterra Royalties Ltd.	120,610	369,835
*	Develop Global Ltd.	35,629	71,987
	Dicker Data Ltd.	394,787	2,136,438
	Domain Holdings Australia Ltd.	1,706,726	3,806,512
	Downer EDI Ltd.	4,211,433	9,963,128
# *	Dreadnought Resources Ltd.	5,829,110	244,707
	Eagers Automotive Ltd.	899,116	8,490,776
	Earlypay Ltd.	993,696	178,468
# *	Ecograf Ltd.	1,581,731	206,352
	Elanor Investor Group	444,530	475,560
	Elders Ltd.	1,009,369	5,434,463
# *	Electro Optic Systems Holdings Ltd.	80,313	31,557
*	Element 25 Ltd.	16,231	8,038
*	Elementos Ltd.	51,244	5,098
# *	Elevate Uranium Ltd.	172,343	39,198
# *	Elixir Energy Ltd.	2,250,692	209,737
	Emeco Holdings Ltd.	2,343,165	1,066,489
*	Emerald Resources NL	742,261	948,868
# *	EML Payments Ltd.	2,104,143	1,011,421
# *	Energy Transition Minerals Ltd.	1,881,748	44,995
	Enero Group Ltd.	285,776	345,662
# *	EnviroSuite Ltd.	1,131,191	68,594
	EQT Holdings Ltd.	177,970	3,186,859
	Estia Health Ltd.	1,674,576	2,921,650
	Eureka Group Holdings Ltd.	36,583	11,130
# *	European Lithium Ltd.	3,882,196	237,875
	Euroz Hartleys Group Ltd.	318,678	250,003
	EVT Ltd.	663,116	5,314,365
*	Experience Co. Ltd.	102,579	19,794
	Fenix Resources Ltd.	819,300	130,474
	Finbar Group Ltd.	337,695	139,869
# * ††	Firefinch Ltd.	1,569,275	38,940
	FleetPartners Group Ltd.	2,167,221	3,020,617
	Fleetwood Ltd.	654,067	656,254
# *	Flight Centre Travel Group Ltd.	786,266	10,325,038
*	Fluence Corp. Ltd.	116,395	15,095
# *	Frontier Digital Ventures Ltd.	1,085,135	360,543
	G8 Education Ltd.	5,121,444	4,147,113
# *	Galan Lithium Ltd.	1,715,880	1,229,451
# *	Genetic Signatures Ltd.	171,373	85,240
# *	Genex Power Ltd.	1,098,842	116,287
	Gold Road Resources Ltd.	7,631,631	9,495,915
	GR Engineering Services Ltd.	281,577	339,911
	GrainCorp Ltd., Class A	1,417,016	6,420,197
	Grange Resources Ltd.	3,211,827	1,318,253
	GTN Ltd.	15,394	4,887
#	GUD Holdings Ltd.	1,059,688	6,759,691
	GWA Group Ltd.	1,577,536	1,842,772
	Hansen Technologies Ltd.	1,204,639	3,608,215
*	Hastings Technology Metals Ltd.	50,199	70,093
	Healius Ltd.	3,465,521	6,886,991
	Healthia Ltd.	131,677	103,391
	Helia Group Ltd.	2,509,241	5,270,870
*	Helios Energy Ltd.	817,342	46,709

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Helloworld Travel Ltd.	51,370	$103,072
# *	Highfield Resources Ltd.	535,052	200,898
*	Hillgrove Resources Ltd.	574,385	20,919
	Hillgrove Resources Ltd.	37,123	1,302
*	Hipages Group Holdings Ltd.	10,335	5,646
	Horizon Oil Ltd.	2,305,814	245,935
*	Hot Chili Ltd.	169,686	119,601
#	HT&E Ltd.	1,600,178	1,217,709
	HUB24 Ltd.	481,265	9,099,942
#	Humm Group Ltd.	2,513,616	799,148
	Iluka Resources Ltd.	305,328	2,243,539
	Image Resources NL	946,902	72,022
	Imdex Ltd.	3,360,380	4,643,492
# *	Immutep Ltd.	2,027,168	357,347
# *	Immutep Ltd., Sponsored ADR	7,245	11,954
# *	ImpediMed Ltd.	417,437	51,281
*	Imugene Ltd	1,410,517	117,747
	Infomedia Ltd.	3,041,237	3,026,985
#	Inghams Group Ltd.	2,807,015	5,239,825
	Insignia Financial Ltd.	4,424,048	8,780,707
#	Integral Diagnostics Ltd.	1,511,271	3,165,905
# *	Integrated Research Ltd.	566,516	150,565
# *	Investigator Resources Ltd.	686,170	28,219
#	InvoCare Ltd.	908,018	6,706,221
*	ioneer Ltd.	10,507,489	2,145,483
# *	Ionic Rare Earths Ltd.	1,535,687	27,729
	IPH Ltd.	1,357,005	7,340,955
	IRESS Ltd.	1,180,193	8,109,092
	IVE Group Ltd.	690,388	1,089,145
# *	Jervois Global Ltd.	238,114	14,010
#	Johns Lyng Group Ltd.	1,066,692	4,809,277
	Jumbo Interactive Ltd.	208,843	1,816,668
#	Jupiter Mines Ltd.	5,869,315	973,533
*	Karoon Energy Ltd.	4,257,466	6,086,074
	Kelly Partners Group Holdings Ltd.	3,572	10,538
	Kelsian Group Ltd.	751,301	3,062,690
*	KGL Resources Ltd.	310,205	24,648
# *	Kogan.com Ltd.	468,030	1,355,444
# *	Lake Resources NL	2,607,188	735,884
# *	Lark Distilling Co. Ltd.	53,414	61,662
* ††	Lednium Technology Pty. Ltd.	195,019	0
# *	Leo Lithium Ltd.	1,120,910	393,681
# *	Lepidico Ltd.	2,895,993	19,343
	Liberty Financial Group Ltd.	4,470	11,353
	Lifestyle Communities Ltd.	621,484	7,036,557
	Lindsay Australia Ltd.	132,224	114,139
	Link Administration Holdings Ltd.	2,922,131	4,122,623
*	Li-S Energy Ltd.	3,944	720
*	Lithium Australia Ltd.	423,984	9,837
# *	Lithium Power International Ltd.	341,462	73,129
	Lovisa Holdings Ltd.	380,345	6,747,762
*	Lucapa Diamond Co. Ltd.	2,713,021	66,674
	Lycopodium Ltd.	66,332	448,766
	MA Financial Group Ltd.	482,786	1,485,032
#	Maas Group Holdings Ltd.	87,097	174,863
# *	Mach7 Technologies Ltd.	42,643	19,575
#	Macmahon Holdings Ltd.	5,977,758	535,505
*	Macquarie Telecom Group Ltd.	24,278	989,200
#	Mader Group Ltd.	97,209	316,336

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Magellan Financial Group Ltd.	575,830	$3,120,711
	Maggie Beer Holdings Ltd.	243,446	30,657
††	Mallee Resources Ltd.	49,485	13,753
	MaxiPARTS Ltd.	88,469	131,534
#	Mayne Pharma Group Ltd.	495,870	1,368,324
#	McMillan Shakespeare Ltd.	587,432	6,000,759
#	McPherson’s Ltd.	653,702	255,660
# *	Medical Developments International Ltd.	167,262	110,833
# *	Mesoblast Ltd.	2,382,780	1,360,881
	Mesoblast Ltd.	267,022	151,952
# *	Metals X Ltd.	2,987,127	547,711
	Metcash Ltd.	620,764	1,608,719
#	Michael Hill International Ltd.	1,522,713	1,008,501
*	Micro-X Ltd.	261,656	16,989
	Mineral Resources Ltd.	777	38,314
*	MMA Offshore Ltd.	1,756,656	1,403,682
	Monadelphous Group Ltd.	725,118	5,977,218
	Monash IVF Group Ltd.	2,250,892	1,725,441
*	MoneyMe Ltd.	73,889	5,911
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	132,093
# *	Mount Gibson Iron Ltd.	4,612,768	1,458,475
	Myer Holdings Ltd.	5,293,540	3,081,079
	MyState Ltd.	767,528	1,814,523
# *	Nanosonics Ltd.	1,720,946	6,556,178
	National Tyre & Wheel Ltd.	99,980	35,782
	Navigator Global Investments Ltd.	1,074,364	759,922
# *	Neometals Ltd.	1,640,466	681,030
	Netwealth Group Ltd.	750,336	6,818,338
# *	Neurizer Ltd.	522,952	26,094
# *	New Century Resources Ltd.	132,867	96,710
#	New Hope Corp. Ltd.	229,490	811,228
*	New World Resources Ltd.	3,583,331	105,084
	nib holdings Ltd.	2,790,913	14,320,430
#	Nick Scali Ltd.	398,883	2,581,685
	Nickel Industries Ltd.	6,295,781	4,005,588
	Nine Entertainment Co. Holdings Ltd.	6,129,428	8,454,999
# *	Nova Minerals Ltd.	125,133	28,156
# *	Novonix Ltd.	1,161,893	769,671
	NRW Holdings Ltd.	3,262,138	5,242,510
	Nufarm Ltd.	2,267,973	8,432,823
*	Nuix Ltd.	140,087	100,093
	Objective Corp. Ltd.	91,958	787,234
*	OFX Group Ltd.	1,832,543	1,736,954
#	OM Holdings Ltd.	676,887	301,471
# *	Omni Bridgeway Ltd.	2,430,661	3,706,433
	oOh!media Ltd.	3,107,285	3,404,499
# *	Opthea Ltd.	686,937	323,950
*	Ora Banda Mining Ltd.	872,203	83,663
*	OreCorp Ltd.	192,088	49,984
	Orora Ltd.	5,280,211	12,068,123
	Pacific Current Group Ltd.	333,540	1,667,922
#	Pacific Smiles Group Ltd.	272,678	254,144
#	Pact Group Holdings Ltd.	1,190,150	790,491
*	Paladin Energy Ltd.	16,375,142	7,202,137
*	Panoramic Resources Ltd.	10,609,757	1,062,760
*	Pantoro Ltd.	8,830,949	426,857
# *	Paradigm Biopharmaceuticals Ltd.	47,760	32,393
	Paragon Care Ltd.	335,469	62,421

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Peak Rare Earths Ltd.	22,422	$9,273
	Peet Ltd.	1,364,417	1,024,450
# *	Peninsula Energy Ltd.	4,147,410	431,265
	PeopleIN Ltd.	495,034	1,019,809
#	Pepper Money Ltd.	217,431	188,141
*	Perenti Ltd.	5,379,892	4,122,705
	Perpetual Ltd.	670,235	10,953,564
	Perseus Mining Ltd.	8,455,260	12,495,963
*	PEXA Group Ltd.	655,530	5,817,650
#	Pinnacle Investment Management Group Ltd.	823,350	4,534,166
	Platinum Asset Management Ltd.	2,971,323	3,471,112
# *	PointsBet Holdings Ltd.	616,994	642,871
# *	PolyNovo Ltd.	1,089,826	1,183,961
*	Poseidon Nickel Ltd.	13,403,271	338,944
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	3,035,920	1,386,533
# *	Predictive Discovery Ltd.	1,997,557	234,183
	Premier Investments Ltd.	312,518	5,438,850
# *	Prescient Therapeutics Ltd.	430,367	27,699
	Probiotec Ltd.	78,596	124,774
	Propel Funeral Partners Ltd.	220,580	643,551
# *	Province Resources Ltd.	889,179	24,123
	PSC Insurance Group Ltd.	341,000	1,059,308
	PWR Holdings Ltd.	609,415	4,070,787
	QANTM Intellectual Property Ltd.	112,211	63,950
	Ramelius Resources Ltd.	5,885,908	5,136,684
*	ReadyTech Holdings Ltd.	260,516	533,186
	Reckon Ltd.	63,196	21,606
# *	Red 5 Ltd.	21,948,684	2,471,832
* ††	Red River Resources Ltd.	480,964	8,720
# *	Redbubble Ltd.	1,256,028	339,729
	Regal Partners Ltd.	27,804	59,603
#	Regis Healthcare Ltd.	1,007,526	1,422,804
# *	Regis Resources Ltd.	5,024,922	7,109,934
# *	Reject Shop Ltd.	187,503	598,905
	Reliance Worldwide Corp. Ltd.	4,579,687	12,489,400
# *	Renascor Resources Ltd.	811,510	114,278
#	Resimac Group Ltd.	124,613	78,179
# *	Resolute Mining Ltd.	13,772,800	4,370,388
*	Retail Food Group Ltd.	13,948,578	666,667
*	Rex Minerals Ltd.	1,129,557	184,679
	Ridley Corp. Ltd.	1,958,399	2,808,016
*	RPMGlobal Holdings Ltd.	1,121,106	1,042,060
# *	Rumble Resources Ltd.	178,014	26,057
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,243,721	14,132,411
# *	SciDev Ltd.	144,186	30,783
#	Select Harvests Ltd.	869,737	2,552,085
#	Servcorp Ltd.	348,243	730,868
	Service Stream Ltd.	3,744,738	1,654,162
*	Seven West Media Ltd.	5,845,501	1,494,888
#	SG Fleet Group Ltd.	639,084	856,086
	Shaver Shop Group Ltd.	677,094	482,526
*	Sheffield Resources Ltd.	249,376	81,083
	Shine Justice Ltd.	59,739	29,854
	Shriro Holdings Ltd.	24,206	12,038
*	Sierra Rutile Holdings Ltd.	1,232,661	184,338
	Sigma Healthcare Ltd.	7,250,074	3,364,878
# *	Silex Systems Ltd.	89,992	201,105

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Silver Lake Resources Ltd.	6,142,804	$5,178,565
# *	Silver Mines Ltd.	4,201,505	613,876
	Sims Ltd.	1,036,292	10,860,078
	SmartGroup Corp. Ltd.	839,636	3,758,276
#	Solvar Ltd.	1,372,477	1,719,948
	Southern Cross Electrical Engineering Ltd.	831,537	353,307
	Southern Cross Media Group Ltd.	1,620,933	899,867
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,266,783	635,442
# *	St Barbara Ltd.	5,509,495	2,205,287
*	Star Entertainment Group Ltd.	9,779,375	8,289,729
# *	Starpharma Holdings Ltd.	262,161	83,632
*	Strandline Resources Ltd.	1,776,884	426,662
# *	Strike Energy Ltd.	5,378,192	1,698,936
	Sunland Group Ltd.	954,475	910,076
# *	Sunstone Metals Ltd.	7,298,573	169,422
	Super Retail Group Ltd.	1,057,351	9,542,159
# *	Superloop Ltd.	2,345,214	957,396
#	Symbio Holdings Ltd.	318,710	448,453
*	Syrah Resources Ltd.	4,792,786	3,705,778
	Tabcorp Holdings Ltd.	12,158,213	8,480,529
	Technology One Ltd.	644,622	6,498,959
# *	Temple & Webster Group Ltd.	556,386	1,491,764
	Ten Sixty Four Ltd.	1,044,721	394,036
	Terracom Ltd.	2,887,708	1,230,610
*	Tietto Minerals Ltd.	498,494	197,925
	Tribune Resources Ltd.	14,725	36,138
# *	Tyro Payments Ltd.	2,329,322	2,465,765
	United Malt Group Ltd.	1,827,063	5,352,735
	Universal Store Holdings Ltd.	19,109	59,627
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	1,486,374	3,072,333
# *	Viva Leisure Ltd.	84,215	69,255
*	Vmoto Ltd.	267,457	62,010
# *	Volpara Health Technologies Ltd.	225,102	117,825
# *	VRX Silica Ltd.	16,114	1,074
# *	Vulcan Energy Resources Ltd.	44,153	175,830
*	Wagners Holding Co. Ltd.	137,096	69,474
* ††	Walkabout Resources Ltd.	1,129,282	79,171
*	Warrego Energy Ltd.	86,865	20,692
# *	Webjet Ltd.	2,404,516	11,891,159
*	West African Resources Ltd.	6,214,556	4,020,717
# *	Westgold Resources Ltd.	3,298,440	3,333,411
*	Widgie Nickel Ltd.	265,653	50,336
* ††	Wiluna Mining Corp. Ltd.	248,265	12,633
	XRF Scientific Ltd.	16,849	14,992
# *	Zip Co. Ltd.	2,250,758	768,938

TOTAL AUSTRALIA			801,471,266

CHINA — (0.1%)
# *	AustAsia Group Ltd.	450,602	183,853
Ω	BOC Aviation Ltd.	9,900	78,467
	Fountain SET Holdings Ltd.	3,118,000	278,064
*	Goodbaby International Holdings Ltd.	340,000	23,900
*	Neo-Neon Holdings Ltd.	2,061,500	111,597
	SIIC Environment Holdings Ltd.	5,686,720	833,517

TOTAL CHINA			1,509,398

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (22.4%)
*	Aceso Life Science Group Ltd.	7,436,400	$164,902
	Aeon Credit Service Asia Co. Ltd.	1,042,000	704,205
*	Aidigong Maternal & Child Health Ltd.	3,680,000	244,404
	Allied Group Ltd.	11,542,000	2,457,221
	Analogue Holdings Ltd.	842,000	156,646
	APAC Resources Ltd.	4,519,815	600,299
# *	Apollo Future Mobility Group Ltd.	11,672,000	177,458
*	Applied Development Holdings Ltd.	2,965,000	23,420
	Asia Financial Holdings Ltd.	1,928,908	842,951
*	Asia Standard International Group Ltd.	11,004,917	883,926
	ASMPT Ltd.	1,584,800	12,459,941
	Associated International Hotels Ltd.	952,000	1,142,248
	Bank of East Asia Ltd.	3,206,977	4,226,506
	Best Mart 360 Holdings Ltd.	984,000	257,120
*	Blue River Holdings Ltd.	220,000	17,407
	BOCOM International Holdings Co. Ltd.	2,371,000	134,530
	Bright Smart Securities & Commodities Group Ltd.	862,000	152,157
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	83,468
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,566,000	3,594,164
*	Central Wealth Group Holdings Ltd.	11,186,000	62,652
*	Century City International Holdings Ltd.	7,111,460	305,001
	Chen Hsong Holdings	1,296,000	287,665
	Cheuk Nang Holdings Ltd.	771,714	192,627
	Chevalier International Holdings Ltd.	820,989	717,009
*	China Baoli Technologies Holdings Ltd.	114,750	1,241
*	China Best Group Holding Ltd.	1,124,998	38,710
*	China Energy Development Holdings Ltd.	49,560,000	575,067
	China Motor Bus Co. Ltd.	80,000	733,812
# *	China Star Entertainment Ltd.	10,480,000	1,037,975
*	China Tonghai International Financial Ltd.	1,300,000	32,544
*	Chinese Estates Holdings Ltd.	2,823,000	815,488
	Chinney Investments Ltd.	1,180,000	180,253
	Chow Sang Sang Holdings International Ltd.	2,353,000	3,091,623
	Chuang’s China Investments Ltd.	8,811,407	273,083
	Chuang’s Consortium International Ltd.	7,519,043	604,182
	CITIC Telecom International Holdings Ltd.	11,519,125	4,627,794
#	CK Life Sciences International Holdings, Inc.	17,214,000	1,737,696
#	CMBC Capital Holdings Ltd.	440,999	68,664
*	C-Mer Eye Care Holdings Ltd.	2,642,000	1,513,428
	CN Logistics International Holdings Ltd.	33,000	33,703
	CNT Group Ltd.	7,979,264	385,348
	Convenience Retail Asia Ltd.	1,026,000	117,662
# ††	Convoy, Inc.	32,922,000	131,274
*	Cowell e Holdings, Inc.	1,362,000	2,634,396
Ω	Crystal International Group Ltd.	378,500	146,057
# *	CSC Holdings Ltd.	83,051,250	403,012
	CSI Properties Ltd.	47,866,383	968,115
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,645,916	2,924,371
	Dah Sing Financial Holdings Ltd.	1,369,744	3,509,181
	Dickson Concepts International Ltd.	1,591,000	834,757
*	Digital Domain Holdings Ltd.	581,000	17,371
	Dynamic Holdings Ltd.	224,000	276,112
	Eagle Nice International Holdings Ltd.	2,022,000	1,120,170
	EC Healthcare	1,918,097	1,291,571
* ††	EcoGreen International Group Ltd.	1,994,640	90,538
*	Elegance Optical International Holdings Ltd.	1,160,000	36,226

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings Ltd.	10,584,753	$836,577
	Emperor Watch & Jewellery Ltd.	25,160,000	561,196
*	ENM Holdings Ltd.	12,820,000	663,157
*	Esprit Holdings Ltd.	10,602,825	867,358
*	Eternity Investment Ltd.	820,000	8,981
	EuroEyes International Eye Clinic Ltd., Class C	331,000	225,500
#	Fairwood Holdings Ltd.	792,100	1,185,145
	Far East Consortium International Ltd.	13,448,629	3,397,309
	First Pacific Co. Ltd.	14,558,000	4,874,953
* Ω	FIT Hon Teng Ltd.	3,492,000	692,364
* Ω	Fosun Tourism Group	228,800	266,712
	Four Seas Mercantile Holdings Ltd.	610,000	204,116
* Ω	Frontage Holdings Corp.	3,020,000	939,640
	FSE Lifestyle Services Ltd.	670,000	515,432
*	Fullwealth International Group Holdings Ltd.	448,000	43,962
* ††	Genting Hong Kong Ltd.	5,824,000	57,723
	Get Nice Financial Group Ltd.	2,438,600	205,262
	Giordano International Ltd.	8,232,000	2,476,388
	Glorious Sun Enterprises Ltd.	3,932,000	370,902
# *	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	216,114
	Golden Resources Development International Ltd.	4,082,500	677,935
* ††	Goodresources	6,860,000	0
*	GR Properties Ltd.	2,224,000	251,866
	Great Eagle Holdings Ltd.	1,200,472	2,451,335
*	Greentech Technology International Ltd.	2,594,000	172,155
	G-Resources Group Ltd.	2,582,810	693,261
	Guoco Group Ltd.	2,000	16,907
	Guotai Junan International Holdings Ltd.	23,945,797	2,022,485
*	Haitong International Securities Group Ltd.	13,038,640	1,100,603
	Hang Lung Group Ltd.	3,214,000	5,650,288
	Hanison Construction Holdings Ltd.	2,713,649	376,602
*	Harbour Centre Development Ltd.	935,500	861,411
	HKBN Ltd.	4,485,000	3,164,851
	HKR International Ltd.	7,078,969	2,306,585
	Hon Kwok Land Investment Co. Ltd.	388,800	99,795
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	134,682
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	914,525
	Hong Kong Technology Venture Co. Ltd.	2,292,000	1,441,708
*	Hongkong & Shanghai Hotels Ltd.	3,637,989	3,573,731
	Hongkong Chinese Ltd.	5,038,000	341,999
Ω	Honma Golf Ltd.	1,097,500	467,352
# * ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	423,568
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,080,000	1,748,670
*	Hypebeast Ltd.	109,700	4,125
	Hysan Development Co. Ltd.	3,175,000	8,972,694
# *	IGG, Inc.	5,956,000	4,923,521
*	Imagi International Holdings Ltd.	836,984	36,295
Ω	Impro Precision Industries Ltd.	386,000	143,161
	International Housewares Retail Co. Ltd.	1,970,000	725,740
*	IPE Group Ltd.	3,345,000	225,736
*	IRC Ltd.	35,846,266	412,141
	ITC Properties Group Ltd.	5,543,292	713,829
	Jacobson Pharma Corp. Ltd.	3,580,000	434,117
	Johnson Electric Holdings Ltd.	2,265,054	2,532,474
	K Wah International Holdings Ltd.	1,763,000	609,230
*	Kader Holdings Co. Ltd.	14,000	769
	Karrie International Holdings Ltd.	2,932,000	321,758

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Keck Seng Investments Hong Kong Ltd.	856,600	$315,625
	Kerry Logistics Network Ltd.	4,030,500	5,710,729
	Kerry Properties Ltd.	3,074,500	7,932,534
	Kingmaker Footwear Holdings Ltd.	1,878,955	204,183
	Kowloon Development Co. Ltd.	3,067,000	3,342,724
	KRP Development Holdings Ltd.	733,000	126,997
# *	KuangChi Science Ltd.	3,714,000	75,768
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,058
*	Lai Sun Development Co. Ltd.	2,556,894	503,744
*	Lai Sun Garment International Ltd.	1,497,442	295,752
	Lam Soon Hong Kong Ltd.	326,310	426,921
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	536,744
	Lippo China Resources Ltd.	17,982,000	233,002
	Lippo Ltd.	1,161,700	292,793
#	Liu Chong Hing Investment Ltd.	1,531,200	1,245,375
	L’Occitane International SA	1,657,000	4,215,534
	Luk Fook Holdings International Ltd.	3,450,000	11,055,607
	Lung Kee Bermuda Holdings	1,491,875	422,104
*	Magnificent Hotel Investment Ltd.	13,170,000	192,359
	Man Wah Holdings Ltd.	5,206,800	4,380,154
*	Mason Group Holdings Ltd.	111,713,399	397,831
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	322,035
#	MECOM Power & Construction Ltd.	7,414,000	1,353,245
	Melbourne Enterprises Ltd.	39,500	601,752
*	Melco International Development Ltd.	3,108,000	3,617,184
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	304,092
	Miramar Hotel & Investment	1,160,000	1,703,992
	Modern Dental Group Ltd.	2,158,000	701,827
# *	Mongolian Mining Corp.	1,095,000	392,974
*	NagaCorp Ltd.	5,192,946	4,210,190
#	Nameson Holdings Ltd.	7,692,000	500,438
	Nanyang Holdings Ltd.	133,500	464,854
	National Electronics Holdings	2,668,600	302,609
* ††	National United Resources Holdings Ltd.	1,828,000	23,162
	NEW Concepts Holdings Ltd.	488,000	39,329
*	New Times Energy Corp. Ltd.	994,000	16,277
* ††	NewOcean Energy Holdings Ltd.	7,246,000	6,462
	Nissin Foods Co. Ltd.	1,561,000	1,394,512
	NWS Holdings Ltd.	7,045,000	6,102,107
	Oriental Watch Holdings	2,679,611	1,534,966
# *	Oshidori International Holdings Ltd.	20,024,400	623,376
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	27,975,000	9,734,073
*	Pacific Century Premium Developments Ltd.	457,240	20,432
	Pacific Textiles Holdings Ltd.	5,060,000	1,628,094
*	Paliburg Holdings Ltd.	3,180,830	662,409
*	Paradise Entertainment Ltd.	2,012,000	215,742
#	PC Partner Group Ltd.	1,108,000	635,493
	PCCW Ltd.	17,803,545	9,286,827
* ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	219,615
#	Perfect Medical Health Management Ltd.	2,611,000	1,273,445
	Pico Far East Holdings Ltd.	5,010,000	844,800
	Playmates Holdings Ltd.	7,082,000	514,898
	Plover Bay Technologies Ltd.	2,224,000	660,996
	Pokfulam Development Co. Ltd.	62,000	65,539
*	PT International Development Co. Ltd.	8,229,150	122,791

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Public Financial Holdings Ltd.	2,848,000	$799,343
* ††	Pyxis Group Ltd.	1,936,000	0
*	Realord Group Holdings Ltd.	290,000	200,658
*	Regal Hotels International Holdings Ltd.	2,897,800	1,145,922
Ω	Regina Miracle International Holdings Ltd.	1,983,000	708,342
	Safety Godown Co. Ltd.	1,200,000	320,994
* Ω	Samsonite International SA	894,300	2,833,898
	SAS Dragon Holdings Ltd.	2,178,000	969,732
	SEA Holdings Ltd.	1,657,523	455,923
*	Shangri-La Asia Ltd.	4,380,000	4,040,614
*	Shin Hwa World Ltd.	6,932,800	115,741
*	Shun Ho Property Investments Ltd.	1,254,757	187,292
*	Shun Tak Holdings Ltd.	9,175,419	1,665,582
	Singamas Container Holdings Ltd.	8,800,000	685,025
*	SJM Holdings Ltd.	13,900,750	7,238,542
	SmarTone Telecommunications Holdings Ltd.	1,769,981	1,077,301
#	Solomon Systech International Ltd.	8,926,000	553,798
	Soundwill Holdings Ltd.	600,500	507,995
*	South China Holdings Co. Ltd.	17,774,503	101,070
*	Space Group Holdings Ltd.	482,500	215,107
	Stella International Holdings Ltd.	2,693,500	2,804,337
	Sun Hung Kai & Co. Ltd.	4,852,429	1,790,442
*	Suncorp Technologies Ltd.	210,000	6,707
	SUNeVision Holdings Ltd.	2,891,000	1,642,630
	TAI Cheung Holdings Ltd.	2,329,000	1,202,424
	Tai Hing Group Holdings Ltd.	221,000	27,370
	Tai Sang Land Development Ltd.	798,910	375,847
#	Tan Chong International Ltd.	1,176,000	253,123
	Tao Heung Holdings Ltd.	1,396,000	152,006
*	Television Broadcasts Ltd.	1,782,500	1,562,347
	Texhong International Group Ltd.	371,000	271,014
	Texwinca Holdings Ltd.	4,072,000	727,132
# *	Theme International Holdings Ltd.	3,670,000	426,458
	Tian Teck Land Ltd.	1,024,000	449,839
*	TOM Group Ltd.	416,000	33,508
*	Tongda Group Holdings Ltd.	640,000	9,001
	Town Health International Medical Group Ltd.	6,486,115	251,921
	Tradelink Electronic Commerce Ltd.	6,126,000	743,648
	Transport International Holdings Ltd.	1,584,202	2,098,337
	United Laboratories International Holdings Ltd.	5,574,000	4,513,164
*	Universal Technologies Holdings Ltd.	1,730,000	24,546
* ††	Untrade.China Solar	1,669,500	0
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	46,203
#	Value Partners Group Ltd.	5,325,000	1,690,107
	Vedan International Holdings Ltd.	3,576,000	221,161
	Vesync Co. Ltd.	18,000	7,024
	Vitasoy International Holdings Ltd.	3,591,000	6,351,882
# * Ω	VPower Group International Holdings Ltd., Class H	2,839,397	132,340
#	VSTECS Holdings Ltd.	5,429,600	3,119,275
	VTech Holdings Ltd.	1,166,000	7,000,123
	Wai Kee Holdings Ltd.	5,024,738	1,032,186
*	Wang On Group Ltd.	41,740,000	260,698
# *	Wealthking Investments Ltd.	7,296,000	279,641
	Wing On Co. International Ltd.	759,000	1,278,558
#	Wing Tai Properties Ltd.	2,187,331	972,313
*	YT Realty Group Ltd.	1,968,124	160,669
	YTO International Express & Supply Chain Technology Ltd.	810,000	188,229
	Yue Yuen Industrial Holdings Ltd.	3,152,000	4,743,529

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Yunfeng Financial Group Ltd.	612,000	$92,356
# *	Zensun Enterprises Ltd.	1,154,000	106,693
*	Zhaobangji Properties Holdings Ltd.	2,104,000	87,160

TOTAL HONG KONG			290,673,948

NEW ZEALAND — (4.0%)
*	AFT Pharmaceuticals Ltd.	34,226	72,004
*	Air New Zealand Ltd.	2,841,438	1,338,757
	Arvida Group Ltd.	1,195,729	769,663
	Briscoe Group Ltd.	34,115	95,008
	Channel Infrastructure NZ Ltd.	895,413	820,406
	Chorus Ltd.	1,935,849	10,350,954
	Colonial Motor Co. Ltd.	139,730	796,157
	Comvita Ltd.	50,282	87,091
	Delegat Group Ltd.	6,400	35,845
# *	Eroad Ltd.	24,092	8,649
#	Freightways Group Ltd.	830,172	4,880,012
	Genesis Energy Ltd.	37,373	62,717
*	Gentrack Group Ltd.	71,302	142,166
	Hallenstein Glasson Holdings Ltd.	307,057	1,187,752
	Heartland Group Holdings Ltd.	2,479,782	2,442,771
	Investore Property Ltd.	688,657	605,546
	KMD Brands Ltd.	2,417,158	1,661,768
#	Manawa Energy Ltd.	237,979	724,722
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	459,074
#	Napier Port Holdings Ltd.	46,155	71,684
#	NZME Ltd.	945,851	608,296
#	NZX Ltd.	1,581,780	1,144,789
	Oceania Healthcare Ltd.	1,548,770	661,361
# *	Pacific Edge Ltd.	1,320,554	380,420
	PGG Wrightson Ltd.	120,785	325,217
# *	Pushpay Holdings Ltd.	2,847,906	2,504,891
*	Rakon Ltd.	182,922	116,652
	Restaurant Brands New Zealand Ltd.	145,379	669,093
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	362,156	921,021
#	Scales Corp. Ltd.	436,710	851,752
#	Scott Technology Ltd.	53,121	97,540
# *	Serko Ltd.	125,518	163,335
	Skellerup Holdings Ltd.	802,263	2,424,707
	SKY Network Television Ltd.	360,113	587,384
	SKYCITY Entertainment Group Ltd.	4,231,477	6,283,869
	Steel & Tube Holdings Ltd.	575,667	366,732
	Summerset Group Holdings Ltd.	655,188	3,301,813
*	Synlait Milk Ltd.	346,641	345,787
*	Tourism Holdings Ltd.	683,001	1,774,894
	TOWER Ltd.	1,895,126	750,129
#	Turners Automotive Group Ltd.	109,772	227,938
# *	Vista Group International Ltd.	516,999	393,793
	Warehouse Group Ltd.	396,236	422,054

TOTAL NEW ZEALAND			51,936,213

SINGAPORE — (11.0%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	798,000	2,033,686
	Amara Holdings Ltd.	974,800	244,456
# *	Avarga Ltd.	2,626,500	423,214
	Aztech Global Ltd.	423,100	257,802

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# *	Banyan Tree Holdings Ltd.	927,000	$253,830
# * ††	Best World International Ltd.	514,383	843,835
#	Bonvests Holdings Ltd.	950,000	688,831
	Boustead Singapore Ltd.	2,084,782	1,258,722
	BRC Asia Ltd.	26,900	35,308
#	Bukit Sembawang Estates Ltd.	1,176,003	3,576,800
	Bund Center Investment Ltd.	659,825	240,926
	Capitaland India Trust	4,398,500	3,601,875
#	Centurion Corp. Ltd.	1,405,100	379,614
#	China Aviation Oil Singapore Corp. Ltd.	2,325,999	1,615,764
	China Sunsine Chemical Holdings Ltd.	3,341,800	1,155,178
	Chuan Hup Holdings Ltd.	3,341,700	496,949
	Civmec Ltd.	162,700	83,579
	ComfortDelGro Corp. Ltd.	9,307,100	8,331,464
# *	COSCO Shipping International Singapore Co. Ltd.	6,124,000	772,913
# *	Creative Technology Ltd.	285,050	286,700
#	CSE Global Ltd.	2,678,760	713,867
	Dasin Retail Trust	296,700	26,916
	Del Monte Pacific Ltd.	2,336,864	412,607
	Delfi Ltd.	1,113,800	970,779
* ††	DMX Technologies Group Ltd.	2,096,000	0
#	Dyna-Mac Holdings Ltd.	1,390,900	267,400
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	929,094
	First Resources Ltd.	2,405,800	2,773,605
#	First Sponsor Group Ltd.	484,728	469,105
	Food Empire Holdings Ltd.	1,334,200	1,011,838
#	Fraser & Neave Ltd.	328,300	275,808
	Frasers Property Ltd.	13,400	8,795
#	Frencken Group Ltd.	1,082,500	850,511
#	Fu Yu Corp. Ltd.	3,671,500	580,358
*	Gallant Venture Ltd.	5,386,600	586,021
#	Geo Energy Resources Ltd.	2,143,100	539,557
	Golden Agri-Resources Ltd.	30,687,500	6,346,576
# *	Golden Energy & Resources Ltd.	2,327,500	1,671,103
	GP Industries Ltd.	181,509	84,922
	Grand Venture Technology Ltd.	34,200	12,759
#	GuocoLand Ltd.	1,697,314	2,026,808
	Haw Par Corp. Ltd.	430,100	3,106,590
	Hiap Hoe Ltd.	498,000	278,073
#	Ho Bee Land Ltd.	1,505,100	2,455,157
#	Hong Fok Corp. Ltd.	2,519,194	1,951,601
	Hong Leong Asia Ltd.	1,675,100	862,179
	Hong Leong Finance Ltd.	1,027,400	2,012,233
#	Hotel Grand Central Ltd.	1,611,854	1,090,549
#	Hour Glass Ltd.	1,390,232	2,173,101
	HRnetgroup Ltd.	343,300	193,112
#	Hutchison Port Holdings Trust	24,134,400	4,578,320
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	719,700	2,505,297
#	Indofood Agri Resources Ltd.	2,701,700	638,610
	InnoTek Ltd.	336,600	121,603
#	ISDN Holdings Ltd.	412,544	146,132
#	Japfa Ltd.	2,503,910	395,430
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	6,789,133
#	KSH Holdings Ltd.	1,278,300	326,060
	Low Keng Huat Singapore Ltd.	949,800	285,513

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Mandarin Oriental International Ltd.	1,452,700	$2,648,136
# *	Marco Polo Marine Ltd.	7,193,300	243,354
	Metro Holdings Ltd.	2,946,592	1,317,002
	Mewah International, Inc.	89,000	20,643
	Micro-Mechanics Holdings Ltd.	131,000	206,469
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	175,049
	Nanofilm Technologies International Ltd.	979,300	1,109,092
	Netlink NBN Trust	2,409,100	1,581,468
	NSL Ltd.	409,900	270,096
# *	Oceanus Group Ltd.	4,959,300	44,852
	OUE Ltd.	1,980,100	1,738,578
#	Oxley Holdings Ltd.	7,186,441	738,561
	Pacific Century Regional Developments Ltd.	179,000	49,679
	Pan-United Corp. Ltd.	1,866,350	533,106
	Propnex Ltd.	772,600	724,660
#	PSC Corp. Ltd.	1,339,819	362,192
#	Q&M Dental Group Singapore Ltd.	1,136,160	272,889
	QAF Ltd.	1,484,380	957,097
# *	Raffles Education Ltd.	2,803,923	109,270
	Raffles Medical Group Ltd.	5,971,532	6,594,436
	Riverstone Holdings Ltd.	617,800	281,024
*	SATS Ltd.	3,493,167	6,672,950
#	SBS Transit Ltd.	796,600	1,643,162
*	Sembcorp Marine Ltd.	1,482,000	138,215
	Sheng Siong Group Ltd.	3,673,500	4,878,824
*	SHS Holdings Ltd.	2,175,300	234,890
*	SIA Engineering Co. Ltd.	1,672,600	2,805,319
	Silverlake Axis Ltd.	950,300	239,273
	Sinarmas Land Ltd.	7,118,700	965,771
#	Sing Holdings Ltd.	1,470,400	388,015
	Sing Investments & Finance Ltd.	350,675	415,238
	Singapore Land Group Ltd.	134,069	220,459
	Singapore Post Ltd.	8,890,300	3,405,784
	Singapore Shipping Corp. Ltd.	1,642,504	308,071
	Stamford Land Corp. Ltd.	5,782,218	1,734,631
	StarHub Ltd.	4,412,000	3,312,946
	Straco Corp. Ltd.	130,000	47,091
#	Straits Trading Co. Ltd.	454,500	736,890
# * ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	2,521,100	119,269
	Tiong Woon Corp. Holding Ltd.	26,600	9,381
#	Tuan Sing Holdings Ltd.	4,214,136	1,061,210
	UMS Holdings Ltd.	2,436,968	1,893,765
	United Overseas Insurance Ltd.	168,150	790,938
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,745,293
#	Valuetronics Holdings Ltd.	2,647,550	1,024,817
	Venture Corp. Ltd.	156,300	1,996,851
#	Vicom Ltd.	557,500	773,467
#	Wee Hur Holdings Ltd.	2,614,200	381,138
	Wing Tai Holdings Ltd.	3,417,367	3,795,397
	Yangzijiang Shipbuilding Holdings Ltd.	2,554,600	2,382,261
	Yeo Hiap Seng Ltd.	228,759	110,785

TOTAL SINGAPORE			142,258,322

TOTAL COMMON STOCKS			1,287,849,147

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	120,864	$600
*	Decmil Group Ltd. Warrants 09/06/23	5,306	0
*	European Lithium Ltd. Warrants 03/31/25	323,975	4,288
*	Highfield Resources Ltd. Warrants 06/19/24	11,353	0
*	KGL Resources Ltd. Rights 05/18/23	114,890	0
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0

TOTAL AUSTRALIA			4,888

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd.	4,459,201	0
*	Keppel Infrastructure Trust Rights 05/10/23	923,442	15,917

TOTAL SINGAPORE			15,917

TOTAL RIGHTS/WARRANTS			20,805

TOTAL INVESTMENT SECURITIES
(Cost $1,491,730,927)			1,287,869,952

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	893,771	10,338,251

TOTAL INVESTMENTS — (100.0%)
(Cost $1,502,068,586)			$1,298,208,203

ADR American Depositary Receipt

SA    Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,954	$801,278,444	$180,868	$801,471,266
China	—	1,509,398	—	1,509,398
Hong Kong	126,997	290,237,792	309,159	290,673,948
New Zealand	—	51,936,213	—	51,936,213
Singapore	—	141,414,487	843,835	142,258,322
Rights/Warrants
Australia	—	4,888	—	4,888
Singapore	—	15,917	—	15,917
Securities Lending Collateral	—	10,338,251	—	10,338,251

TOTAL	$138,951	$1,296,735,390	$1,333,862^	$1,298,208,203

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.6%)
	4imprint Group PLC	163,687	$9,288,932
*	Ascential PLC	1,690,309	5,428,202
	Bloomsbury Publishing PLC	316,806	1,787,544
	Centaur Media PLC	254,249	154,955
# *	Frontier Developments PLC	55,575	346,896
	Future PLC	140,642	1,995,687
	Gamma Communications PLC	197,276	2,892,501
*	Helios Towers PLC	1,996,859	2,610,126
# *	Hyve Group PLC	1,575,593	2,385,267
	ITV PLC	7,341,206	7,472,013
	Moneysupermarket.com Group PLC	3,209,924	11,084,309
	Next 15 Group PLC	159,091	1,685,116
	Reach PLC	2,007,509	2,136,519
*	S4 Capital PLC	302,254	555,650
	STV Group PLC	4,918	15,523
*	Tremor International Ltd.	169,671	474,990
*	Tremor International Ltd., ADR	2,906	16,622

TOTAL COMMUNICATION SERVICES			50,330,852

CONSUMER DISCRETIONARY — (18.6%)
*	888 Holdings PLC	2,178,765	2,201,223
*	ASOS PLC	68,338	636,005
# * Ω	Aston Martin Lagonda Global Holdings PLC	655,367	1,995,287
*	Auction Technology Group PLC	27,557	242,386
	Bellway PLC	469,559	14,236,773
*	boohoo Group PLC	1,255,381	778,849
*	Card Factory PLC	1,094,421	1,506,913
# *	Cazoo Group Ltd.	28,833	51,323
	Coats Group PLC	5,377,757	5,295,709
	Crest Nicholson Holdings PLC	1,975,094	6,673,966
	Currys PLC	6,260,055	4,498,702
* Ω	Deliveroo PLC	1,136,062	1,563,338
	DFS Furniture PLC	1,221,904	1,932,527
*	Dignity PLC	176,027	1,223,742
	Domino’s Pizza Group PLC	3,097,499	11,459,734
	Dr Martens PLC	506,311	1,055,604
	Dunelm Group PLC	687,101	9,893,291
*	Frasers Group PLC	875,133	8,456,979
	Fuller Smith & Turner PLC, Class A	151,287	898,610
	Games Workshop Group PLC	176,924	22,083,298
	Greggs PLC	601,854	21,375,392
# * Ω	Gym Group PLC	942,085	1,230,780
	Halfords Group PLC	1,483,295	3,918,078
	Headlam Group PLC	505,637	1,852,511
	Henry Boot PLC	546,682	1,638,296
	Hollywood Bowl Group PLC	321,950	973,907
* Ω	Hostelworld Group PLC	188,040	294,538
	Inchcape PLC	2,177,596	22,168,922
*	J D Wetherspoon PLC	494,051	4,436,553
	Lookers PLC	1,469,033	1,599,765
*	Marston’s PLC	3,765,638	1,649,804
	Me Group International PLC	1,538,043	2,488,073
*	Mitchells & Butlers PLC	1,897,027	4,171,295

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MJ Gleeson PLC	240,572	$1,292,583
*	Motorpoint group PLC	51,520	87,350
# *	N Brown Group PLC	949,432	346,735
* Ω	On the Beach Group PLC	76,095	126,567
*	Pendragon PLC	5,100,308	1,131,960
	Pets at Home Group PLC	2,837,331	13,764,926
*	Playtech PLC	1,926,086	13,981,383
	PPHE Hotel Group Ltd.	15,424	218,263
*	Rank Group PLC	1,027,396	1,244,956
	Redrow PLC	1,564,465	10,199,662
*	Restaurant Group PLC	1,202,762	612,128
	Smiths News PLC	43,375	28,876
*	SSP Group PLC	3,311,469	10,728,639
# * ††	Studio Retail Group PLC	220,669	0
*	Superdry PLC	345,305	374,335
# *	THG PLC	494,432	623,751
Ω	TI Fluid Systems PLC	403,851	536,816
	Topps Tiles PLC	786,772	506,071
	Vertu Motors PLC	1,326,258	963,884
	Victorian Plumbing Group PLC	3,642	3,346
	VIDENDUM PLC	218,073	2,153,183
	Vistry Group PLC	1,351,196	13,318,478
* Ω	Watches of Switzerland Group PLC	617,205	6,460,901
	WH Smith PLC	514,931	10,214,214
	Wickes Group PLC	2,160,884	3,658,566
	Young & Co’s Brewery PLC, Class A	15,277	219,693

TOTAL CONSUMER DISCRETIONARY			257,279,439

CONSUMER STAPLES — (7.9%)
	AG Barr PLC	742,960	4,690,952
	Anglo-Eastern Plantations PLC	124,523	1,310,378
Ω	Bakkavor Group PLC	121,093	145,790
	Britvic PLC	1,626,728	18,701,806
*	C&C Group PLC	1,932,706	3,803,758
	Carr’s Group PLC	349,511	558,290
	Cranswick PLC	366,623	14,825,982
	Fevertree Drinks PLC	397,307	6,779,949
*	Greencore Group PLC	3,056,010	3,294,902
	Hilton Food Group PLC	347,842	2,968,371
*	Marks & Spencer Group PLC	8,636,213	17,869,144
*	McBride PLC	895,746	356,942
	MP Evans Group PLC	7,544	80,107
# *	Naked Wines PLC	32,906	46,635
	Nichols PLC	2,884	39,229
	Premier Foods PLC	4,712,428	7,397,257
	PZ Cussons PLC	1,833,464	4,623,773
	Tate & Lyle PLC	2,205,560	22,615,469

TOTAL CONSUMER STAPLES			110,108,734

ENERGY — (3.9%)
*	Capricorn Energy PLC	4,040,365	11,138,134
	Diversified Energy Co. PLC	3,477,221	4,138,537
#	Energean PLC	422,241	6,558,908
*	EnQuest PLC	11,635,600	2,442,940
	Genel Energy PLC	912,458	1,275,034
	Gulf Keystone Petroleum Ltd.	1,511,253	2,578,996
	Harbour Energy PLC	1,153,463	3,588,203
	Hunting PLC	821,342	2,416,551

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Hurricane Energy PLC	135,388	$12,931
*	John Wood Group PLC	3,827,355	10,860,026
# *	Petrofac Ltd.	2,535,157	2,278,568
*	Pharos Energy PLC	1,694,517	491,632
# *	Savannah Energy PLC	388,799	125,772
	Serica Energy PLC	1,082,076	3,234,336
# *	Tullow Oil PLC	6,839,739	2,401,163

TOTAL ENERGY			53,541,731

FINANCIALS — (18.8%)
	AJ Bell PLC	937,022	3,852,291
	Ashmore Group PLC	2,519,138	7,721,656
	Bank of Georgia Group PLC	269,724	10,033,812
	Beazley PLC	2,773,679	20,809,423
Ω	Bridgepoint Group PLC	28,882	87,722
	Brooks Macdonald Group PLC	628	15,044
	Burford Capital Ltd.	954,004	12,549,014
	Chesnara PLC	912,379	3,184,027
	Close Brothers Group PLC	874,035	9,990,276
Ω	CMC Markets PLC	964,990	2,238,706
	Direct Line Insurance Group PLC	4,937,627	10,672,414
* Ω	Funding Circle Holdings PLC	104,248	72,018
*	Georgia Capital PLC	28,194	285,318
	H&T Group PLC	2,590	14,889
	Hiscox Ltd.	1,189,795	17,707,904
	IG Group Holdings PLC	736,296	6,797,130
	Impax Asset Management Group PLC	209,954	2,075,522
	IntegraFin Holdings PLC	627,269	2,144,145
	International Personal Finance PLC	1,312,342	1,624,407
	Investec PLC	23,895	133,204
	IP Group PLC	6,203,004	4,387,332
	Jupiter Fund Management PLC	2,547,589	4,169,517
	Just Group PLC	7,253,311	8,059,723
	Lancashire Holdings Ltd.	1,661,042	12,803,047
	Liontrust Asset Management PLC	140,542	1,522,011
	Man Group PLC	7,541,211	21,567,621
*	Metro Bank PLC	164,184	210,537
	Mortgage Advice Bureau Holdings Ltd	3,857	37,761
* Ω	Network International Holdings PLC	232,907	1,134,300
	Ninety One PLC	1,904,512	4,325,196
	Numis Corp. PLC	311,926	1,335,553
	OSB Group PLC	2,159,707	13,522,662
	Paragon Banking Group PLC	1,921,607	12,145,771
	PayPoint PLC	433,968	2,396,663
	Plus500 Ltd.	519,961	10,877,897
	Polar Capital Holdings PLC	263,455	1,621,631
Ω	Quilter PLC	7,793,244	8,342,657
	Rathbones Group PLC	356,200	8,759,965
	Record PLC	18,948	20,175
	S&U PLC	29,699	911,900
Ω	Sabre Insurance Group PLC	407,841	648,498
*	Saga PLC	628,907	1,033,455
	TBC Bank Group PLC	106,116	3,139,180
	TP ICAP Group PLC	4,011,854	8,582,169
	Vanquis Banking Group PLC	1,409,704	3,987,358
	Virgin Money UK PLC	6,472,181	12,720,410
††	Waterloo Investment Holdings Ltd.	4,000	280

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	XPS Pensions Group PLC	12,911	$26,440

TOTAL FINANCIALS			260,298,631

HEALTH CARE — (4.6%)
††	4d pharma PLC	42,478	1,666
	Advanced Medical Solutions Group PLC	409,867	1,260,906
#	Alliance Pharma PLC	2,372,960	1,900,502
	CVS Group PLC	411,527	10,967,450
	EKF Diagnostics Holdings PLC	79,384	27,963
	EMIS Group PLC	328,823	6,739,169
*	Ergomed PLC	52,497	704,932
	Hikma Pharmaceuticals PLC	214,827	4,975,558
*	Indivior PLC	759,374	14,575,234
Ω	Integrated Diagnostics Holdings PLC	1,249,693	564,827
	Mediclinic International PLC	2,400,508	15,046,983
*	NIOX GROUP PLC	202,629	117,945
*	PureTech Health PLC	364,990	961,271
* Ω	Spire Healthcare Group PLC	1,830,690	5,261,934
*	Trellus Health PLC	1,632	138
*	Verici Dx PLC	1,588	279

TOTAL HEALTH CARE			63,106,757

INDUSTRIALS — (23.1%)
*	Ashtead Technology Holdings PLC	5,467	23,492
	Avon Protection PLC	186,426	2,324,913
*	Babcock International Group PLC	2,909,347	11,629,827
	Balfour Beatty PLC	3,585,302	17,278,103
	Begbies Traynor Group PLC	60,262	99,404
	Bodycote PLC	1,222,653	10,618,330
	BRAEMAR PLC	91,109	321,720
*	Capita PLC	10,335,023	4,517,247
# *	Ceres Power Holdings PLC	8,153	35,915
	Chemring Group PLC	1,977,936	7,080,112
	Clarkson PLC	211,472	8,255,443
*	Costain Group PLC	237,261	177,568
*	De La Rue PLC	498,978	263,652
# *	Dialight PLC	89,929	244,963
	Diploma PLC	404,082	13,693,038
	DiscoverIE Group PLC	582,264	6,187,766
Ω	DWF Group PLC	10,499	8,465
*	easyJet PLC	966,101	6,061,192
*	Esken Ltd.	1,707,178	113,812
	Firstgroup PLC	2,752,134	3,881,688
	Galliford Try Holdings PLC	635,592	1,419,884
	Genuit Group PLC	1,399,585	5,290,253
	Goodwin PLC	383	18,640
	Grafton Group PLC	1,489,341	16,244,320
	Hays PLC	9,184,503	13,176,578
	IMI PLC	241,133	4,838,056
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distributions Services PLC	2,424,194	7,717,847
*	James Fisher & Sons PLC	215,889	880,290
	James Halstead PLC	133,208	348,131
	JET2 PLC	813,756	12,567,758
	Johnson Service Group PLC	685,411	1,047,854
	Keller Group PLC	438,701	3,678,615
*	Kier Group PLC	1,679,754	1,621,217
Ω	Luceco PLC	278,939	392,602

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mears Group PLC	688,146	$1,916,486
	Mitie Group PLC	7,827,322	9,061,963
	Morgan Advanced Materials PLC	1,921,125	7,426,852
	Morgan Sindall Group PLC	264,812	5,648,150
	National Express Group PLC	3,001,140	4,586,658
	Norcros PLC	155,422	381,322
	Pagegroup PLC	1,947,013	11,111,478
	Porvair PLC	18,060	141,277
	QinetiQ Group PLC	3,241,231	15,144,891
	Redde Northgate PLC	1,406,965	6,654,470
	Renew Holdings PLC	71,090	650,072
*	Renewi PLC	583,020	4,405,393
	Ricardo PLC	310,737	2,338,624
	Robert Walters PLC	396,868	2,125,174
	Rotork PLC	4,230,857	17,436,568
	RWS Holdings PLC	237,685	763,168
	Senior PLC	2,425,576	5,006,224
	Serco Group PLC	5,743,194	10,985,807
	Severfield PLC	1,107,512	836,949
*	SIG PLC	4,254,528	2,383,655
	Smart Metering Systems PLC	549,515	5,483,301
	Speedy Hire PLC	3,302,680	1,335,474
	SThree PLC	862,751	4,577,789
	TClarke PLC	64,836	112,243
	Travis Perkins PLC	1,194,868	14,420,454
	Trifast PLC	524,611	474,239
	Tyman PLC	1,032,733	3,202,088
	Vesuvius PLC	1,526,317	7,790,354
	Volex PLC	452,877	1,455,867
	Volution Group PLC	766,968	4,189,480
	Vp PLC	153,784	1,236,813
	Wilmington PLC	334,384	1,145,367
	Wincanton PLC	697,292	1,886,452
	XP Power Ltd.	68,278	1,896,627

TOTAL INDUSTRIALS			320,270,424

INFORMATION TECHNOLOGY — (6.9%)
*	accesso Technology Group PLC	14,495	124,253
	Bytes Technology Group PLC	648,715	3,389,419
*	CentralNic Group PLC	42,563	63,524
	Computacenter PLC	497,525	14,423,723
	dotdigital group PLC	448,931	503,481
*	FD Technologies PLC	33,634	797,181
	FDM Group Holdings PLC	474,306	4,015,052
	GB Group PLC	122,543	501,015
	Gooch & Housego PLC	2,781	18,094
	IDOX PLC	140,149	119,690
	iomart Group PLC	279,306	538,403
# *	IQE PLC	2,184,969	678,758
	Kainos Group PLC	476,292	7,433,156
*	Kin & Carta PLC	251,989	253,654
	Learning Technologies Group PLC	523,209	741,572
	NCC Group PLC	1,825,476	2,463,257
	Oxford Instruments PLC	343,024	11,896,737
	Renishaw PLC	90,731	4,115,529
	RM PLC	313,272	326,415
	Softcat PLC	665,854	11,218,824
	Spectris PLC	394,979	18,705,257
	Spirent Communications PLC	4,036,030	9,176,433

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Strix Group PLC	150,847	$208,215
	TT Electronics PLC	1,084,117	2,318,552
*	Xaar PLC	553,856	1,215,511

TOTAL INFORMATION TECHNOLOGY			95,245,705

MATERIALS — (5.3%)
*	Accsys Technologies PLC	9,505	7,782
	Breedon Group PLC	3,075,374	2,659,854
	Capital Ltd.	59,308	74,545
	Castings PLC	172,368	812,738
	Centamin PLC	8,174,090	10,608,978
	Central Asia Metals PLC	724,031	1,872,862
	Ecora Resources PLC	1,253,361	1,884,262
*	Elementis PLC	3,432,244	5,421,187
	Essentra PLC	1,707,010	4,438,222
	Ferrexpo PLC	64,069	87,115
Ω	Forterra PLC	1,584,750	3,852,665
	Gem Diamonds Ltd.	413,552	135,096
	Hill & Smith PLC	546,022	9,445,958
	Hochschild Mining PLC	1,766,187	1,595,771
Ω	Ibstock PLC	2,864,941	6,123,980
	Marshalls PLC	899,610	3,396,459
	Pan African Resources PLC	5,255,558	1,165,987
*	Petra Diamonds Ltd.	17,532	15,013
	RHI Magnesita NV	135,482	3,850,898
*	SolGold PLC	1,142,243	273,494
	Synthomer PLC	2,125,997	3,203,409
	Victrex PLC	540,365	11,418,498
	Zotefoams PLC	103,100	491,456

TOTAL MATERIALS			72,836,229

REAL ESTATE — (3.2%)
	CLS Holdings PLC	4,103	6,989
	Foxtons Group PLC	1,351,763	659,755
	Grainger PLC	4,237,552	13,786,760
	Harworth Group PLC	30,381	44,681
	Helical PLC	585,069	2,200,903
*	IWG PLC	4,149,055	8,861,210
	LSL Property Services PLC	445,897	1,518,638
	Phoenix Spree Deutschland Ltd.	15,813	40,256
	Savills PLC	961,872	11,644,384
	Sirius Real Estate Ltd.	3,891,613	3,945,735
	Watkin Jones PLC	950,984	1,157,792

TOTAL REAL ESTATE			43,867,103

UTILITIES — (3.3%)
	Centrica PLC	1,447,990	2,080,690
	Drax Group PLC	2,467,126	19,549,750
	Pennon Group PLC	1,371,280	14,829,907
	Telecom Plus PLC	424,957	9,639,212

TOTAL UTILITIES			46,099,559

TOTAL COMMON STOCKS
Cost ($1,335,686,692)			1,372,985,164

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	922,135	$10,666,335

TOTAL INVESTMENTS — (100.0%)
(Cost $1,346,352,864)			$1,383,651,499

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$16,622	$50,314,230	—		$50,330,852
Consumer Discretionary	51,323	257,228,116	—		257,279,439
Consumer Staples	—	110,108,734	—		110,108,734
Energy	—	53,541,731	—		53,541,731
Financials	—	260,298,351	$280		260,298,631
Health Care	—	63,105,091	1,666		63,106,757
Industrials	—	320,270,424	—		320,270,424
Information Technology	—	95,245,705	—		95,245,705
Materials	—	72,836,229	—		72,836,229
Real Estate	—	43,867,103	—		43,867,103
Utilities	—	46,099,559	—		46,099,559
Securities Lending Collateral	—	10,666,335	—		10,666,335

TOTAL	$67,945	$1,383,581,608	$1,946	^	$1,383,651,499

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.7%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,563,098
	ANDRITZ AG	438,579	28,483,863
	AT&S Austria Technologie & Systemtechnik AG	190,150	5,814,711
Ω	BAWAG Group AG	433,516	21,144,323
*	CA Immobilien Anlagen AG	97,797	2,837,253
*	DO & Co. AG	45,371	5,314,250
	EVN AG	246,314	5,936,262
*	FACC AG	131,405	1,016,751
*	Immofinanz AG	681,827	0
*	IMMOFINANZ AG	3,787	61,869
	Josef Manner & Comp AG	870	102,828
*	Kapsch TrafficCom AG	29,728	405,424
*	Lenzing AG	84,016	5,498,446
	Mayr Melnhof Karton AG	56,673	9,047,138
	Oberbank AG	22,709	2,890,735
	Oesterreichische Post AG	107,992	4,159,986
	Palfinger AG	105,663	3,474,160
	POLYTEC Holding AG	106,063	541,480
	Porr AG	100,602	1,538,328
*	Raiffeisen Bank International AG	322,713	4,957,417
	Rosenbauer International AG	21,100	740,115
	Schoeller-Bleckmann Oilfield Equipment AG	69,998	4,396,369
	Semperit AG Holding	71,506	1,880,546
	Telekom Austria AG	1,158,627	9,045,493
	UBM Development AG	21,002	685,585
	UNIQA Insurance Group AG	983,326	8,823,075
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	8,525,637
	voestalpine AG	615,510	21,340,791
	Wienerberger AG	682,908	20,572,432
	Zumtobel Group AG	155,917	1,224,690

TOTAL AUSTRIA			182,023,055

BELGIUM — (3.9%)
	Ackermans & van Haaren NV	171,688	30,199,115
*	AGFA-Gevaert NV	1,252,462	3,515,556
	Atenor	22,537	1,113,440
	Azelis Group NV	6,322	149,986
	Barco NV	464,377	13,562,195
	Bekaert SA	250,767	11,674,230
# * Ω	Biocartis Group NV	357,370	236,590
#	bpost SA	378,267	1,861,079
*	Cie d’Entreprises CFE	49,898	539,351
	Deceuninck NV	480,813	1,247,552
*	Deme Group NV	49,625	6,566,596
	D’ieteren Group	80,778	15,209,597
	Econocom Group SA	727,792	2,499,876
#	Etablissements Franz Colruyt NV	181,104	5,030,652
# *	Euronav NV	1,347,567	23,087,994
	EVS Broadcast Equipment SA	69,287	1,688,824
	Exmar NV	148,598	1,948,245
	Fagron	311,838	5,796,549
*	Galapagos NV	201,742	7,827,452
	Gimv NV	122,027	6,364,798
*	Greenyard NV	2,890	19,751
	Immobel SA	23,226	1,158,754

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Ion Beam Applications	142,529	$2,605,722
	Jensen-Group NV	20,961	702,829
# *	Kinepolis Group NV	92,201	4,666,573
	Lotus Bakeries NV	2,037	14,065,474
	Melexis NV	121,179	11,551,369
# *	Ontex Group NV	408,657	3,505,107
	Proximus SADP	742,355	6,328,265
	Recticel SA	301,673	4,300,200
	Roularta Media Group NV	19,318	373,693
	Shurgard Self Storage Ltd. REIT	63,426	3,279,548
	Sipef NV	38,999	2,541,425
	Telenet Group Holding NV	241,123	5,593,267
*	Tessenderlo Group SA	219,556	7,275,210
	Van de Velde NV	47,376	1,848,332
#	VGP NV	28,396	2,972,770
	Viohalco SA	498,361	2,672,941
	WHAT’S COOKING	3,765	376,955

TOTAL BELGIUM			215,957,862

DENMARK — (6.3%)
*	ALK-Abello AS	903,679	11,439,817
	Alm Brand AS	6,053,840	11,199,441
# *	Ambu AS, Class B	72,032	1,145,331
# *	Bang & Olufsen AS	599,792	845,857
	BankNordik P/F	10,800	230,851
# *	Bavarian Nordic AS	448,836	12,343,385
*	Brodrene Hartmann AS	16,148	668,783
#	cBrain AS	18,289	377,679
*	Chemometec AS	83,142	4,810,878
	Columbus AS	490,087	514,178
	D/S Norden AS	200,319	12,587,379
	Dfds AS	258,006	10,393,360
#	Djurslands Bank AS	6,232	355,606
#	FLSmidth & Co. AS	319,467	12,621,594
#	Fluegger Group AS	4,198	226,283
*	GN Store Nord AS	182,785	4,879,606
#	GronlandsBANKEN AS	1,125	100,536
	H Lundbeck AS	1,373,508	7,272,197
	H Lundbeck AS, Class A	14,791	74,497
# *	H+H International AS, Class B	125,547	2,061,110
*	Harboes Bryggeri AS, Class B	5,094	55,769
	ISS AS	927,711	19,396,311
	Jeudan AS	40,046	1,606,146
*	Jyske Bank AS	437,851	32,012,983
	Lan & Spar Bank	4,895	476,626
	Matas AS	279,854	3,520,961
* Ω	Netcompany Group AS	108,231	4,188,764
*	Nilfisk Holding AS	154,895	3,180,567
# *	NKT AS	283,727	14,910,787
# * Ω	NNIT AS	71,567	793,921
	North Media AS	5,372	47,728
*	NTG Nordic Transport Group AS, Class A	13,802	734,336
	Parken Sport & Entertainment AS	13,669	205,104
	Per Aarsleff Holding AS	133,648	5,756,274
	Ringkjoebing Landbobank AS	197,625	27,795,764
	Rockwool AS, Class A	421	101,368
	Rockwool AS, Class B	4,739	1,147,798
	Royal Unibrew AS	312,981	27,975,522
# *	RTX AS	54,444	1,103,696

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS, Class A	452,246	$8,833,305
	Schouw & Co. AS	94,292	8,027,784
	SimCorp AS	252,149	27,331,775
	Solar AS, Class B	42,286	3,459,424
	SP Group AS	4,788	203,791
	Spar Nord Bank AS	609,820	9,919,000
	Sparekassen Sjaelland-Fyn AS	1,651	47,044
	Sydbank AS	461,164	20,574,525
*	TCM Group AS	2,578	27,874
#	Tivoli AS	9,878	1,185,179
	Topdanmark AS	363,470	19,187,479
	TORM PLC, Class A	195,257	6,111,451
	UIE PLC	103,360	2,868,644
*	Zealand Pharma AS	217,874	7,368,496

TOTAL DENMARK			354,304,564

FINLAND — (5.1%)
	Aktia Bank Oyj	344,733	3,468,565
#	Alandsbanken Abp, Class B	23,036	893,843
	Alma Media Oyj	133,889	1,313,256
	Apetit Oyj	21,105	284,312
	Aspo Oyj	106,324	955,403
	Atria Oyj	98,413	1,170,081
#	Bittium Oyj	204,447	935,275
	Cargotec Oyj, Class B	261,200	14,433,747
	Caverion Oyj	167,428	1,588,147
#	Citycon Oyj	436,262	3,296,482
	Digia Oyj	85,054	517,214
Ω	Enento Group Oyj	4,779	97,758
*	Finnair Oyj	4,568,940	2,675,171
	Fiskars Oyj Abp	215,530	3,724,508
	F-Secure Oyj	730,842	2,354,936
	Glaston OYJ ABP	9,217	9,984
#	Harvia Oyj	69,184	1,714,486
# *	HKScan Oyj, Class A	234,984	205,868
	Huhtamaki Oyj	631,957	22,779,534
	Ilkka Oyj	58,887	237,052
#	Kamux Corp.	59,097	361,960
	Kemira Oyj	741,189	13,001,763
	Kojamo Oyj	599,747	7,446,807
	Konecranes Oyj	400,235	15,677,144
#	Lassila & Tikanoja Oyj	219,184	2,463,577
	Marimekko Oyj	38,944	402,697
	Metsa Board Oyj, Class B	1,192,468	8,598,698
	Metso Outotec Oyj	108,793	1,201,153
	Musti Group Oyj	68,620	1,421,864
#	Nokian Renkaat Oyj	750,536	7,312,001
	Olvi Oyj, Class A	99,753	3,255,661
	Oma Saastopankki Oyj	8,486	181,441
	Oriola Oyj, Class A	6,054	10,042
	Oriola Oyj, Class B	864,530	1,383,869
	Orion Oyj, Class B	600,547	28,209,551
	Outokumpu Oyj	2,082,311	11,351,859
# *	Pihlajalinna Oyj	80,774	814,487
#	Ponsse Oyj	71,199	2,234,719
# *	QT Group Oyj	54,468	4,697,016
	Raisio Oyj, Class V	985,362	2,474,846
	Rapala VMC Oyj	116,693	515,545
	Revenio Group Oyj	140,739	5,292,223

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
Ω	Rovio Entertainment Oyj	42,808	$439,486
	Sanoma Oyj	706,495	6,126,994
	Taaleri Oyj	8,120	93,047
#	Talenom Oyj	7,120	60,508
*	Teleste Oyj	52,966	200,449
Ω	Terveystalo Oyj	141,456	1,236,830
	TietoEVRY Oyj	541,966	17,317,889
	Tokmanni Group Corp.	337,496	4,622,091
	Uponor Oyj	386,144	10,304,689
	Vaisala Oyj, Class A	125,217	5,274,032
	Valmet Oyj	972,053	32,886,233
#	Verkkokauppa.com Oyj	13,945	40,158
#	Viking Line Abp	11,073	200,204
	Wartsila OYJ Abp	1,942,166	22,523,555
*	WithSecure Oyj	713,504	1,171,039
#	YIT Oyj	818,118	2,117,880

TOTAL FINLAND			285,579,629

FRANCE — (10.4%)
	ABC arbitrage	187,953	1,255,468
*	Air France-KLM	2,133,951	3,696,356
	AKWEL	67,531	1,002,140
Ω	ALD SA	185,423	2,233,767
	Altamir	136,094	4,199,907
	Alten SA	134,859	22,927,103
	Assystem SA	61,561	2,948,242
# *	Atos SE	374,728	5,194,724
	Aubay	52,444	2,575,774
	Axway Software SA	38,973	914,184
*	Bastide le Confort Medical	18,680	579,744
	Beneteau SA	251,906	4,054,527
#	Bigben Interactive	101,428	605,894
	Boiron SA	36,649	1,612,497
	Bonduelle SCA	99,470	1,256,263
* ††	Bourbon Corp.	28,851	0
	Burelle SA	492	265,334
# *	Casino Guichard Perrachon SA	253,877	2,160,476
	Catana Group	47,853	359,899
	Cegedim SA	41,041	896,940
# *	CGG SA	4,288,114	3,209,020
#	Chargeurs SA	144,516	2,373,754
	Cie des Alpes	137,830	2,186,001
	Cie Plastic Omnium SA	388,314	6,874,945
# *	Claranova SE	66,462	147,027
	Coface SA	753,718	11,536,730
	Derichebourg SA	727,133	4,496,786
*	Ekinops SAS	7,393	66,470
	Electricite de Strasbourg SA	21,112	2,091,002
# * Ω	Elior Group SA	767,831	2,671,612
	Elis SA	1,241,664	24,664,191
	Equasens	8,754	691,976
	Eramet SA	75,959	7,398,976
# *	Esso SA Francaise	4,117	202,563
	Etablissements Maurel et Prom SA	384,538	1,467,855
	Eurazeo SE	159,863	11,414,833
#	Eutelsat Communications SA	1,169,230	7,772,651
# *	Exail Technologies SA	4,320	90,262
	Exel Industries, Class A	10,459	585,659
*	Faurecia SE	783,231	16,262,878

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA	95,137	$3,586,967
*	Gaumont SA	10,715	1,133,296
	Gaztransport Et Technigaz SA	157,899	16,885,909
#	GEA	2,433	233,239
*	Genfit SA	11,113	45,366
*	GL Events	58,364	1,402,044
	Groupe Crit	22,187	1,834,222
	Groupe SFPI	21,754	52,759
	Guerbet	36,860	677,075
	Guillemot Corp.	2,527	18,735
	Haulotte Group SA	73,020	282,248
	HEXAOM	10,206	198,076
*	ID Logistics Group	15,056	4,425,483
	Imerys SA	226,467	9,309,703
	Infotel SA	637	39,719
# *	Innate Pharma SA	15,558	44,696
	Interparfums SA	14,058	1,116,668
	IPSOS	294,055	15,943,827
	Jacquet Metals SACA	93,637	1,830,414
*	JCDecaux SE	267,580	5,923,656
#	Kaufman & Broad SA	122,574	3,988,255
#	Korian SA	461,522	4,004,273
	Laurent-Perrier	13,997	1,896,157
	Lectra	145,455	4,736,013
	Linedata Services	3,353	167,032
#	LISI	124,665	3,533,433
#	LNA Sante SA	33,206	1,164,070
Ω	Maisons du Monde SA	170,760	1,801,168
	Manitou BF SA	69,984	1,728,475
#	Mersen SA	127,012	5,123,680
	Metropole Television SA	238,888	3,856,809
# *	Nacon SA	44,739	118,732
Ω	Neoen SA	53,483	1,605,735
	Nexans SA	195,817	16,848,657
	Nexity SA	252,701	6,629,578
*	Nicox	145,865	94,905
	NRJ Group	87,189	670,972
#	Oeneo SA	128,172	2,033,484
# *	OL Groupe SA	10,735	34,812
#	Plastiques Du Val De Loire	14,341	49,045
*	Prodways Group SA	6,480	15,825
	Quadient SA	216,359	4,300,810
# *	Rallye SA	6,989	11,823
# * ††	Recylex SA	102,008	0
	Rexel SA	1,298,768	30,084,148
	Robertet SA	258	246,974
	Rothschild & Co.	141,200	7,289,314
	Rubis SCA	592,754	17,518,102
#	Samse SACA	7,930	1,657,138
	Savencia SA	35,032	2,432,996
	SCOR SE	734,970	19,010,804
	SEB SA	44,059	5,051,891
	Seche Environnement SA	21,328	2,440,595
#	SES SA	1,849,885	11,474,155
* Ω	SMCP SA	74,230	657,186
	Societe BIC SA	173,530	10,709,610
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,063,076
	Societe pour l’Informatique Industrielle	56,611	3,159,632
*	SOITEC	136,675	20,187,341

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Solocal Group	681,417	$158,447
	Sopra Steria Group SACA	119,421	25,850,275
	SPIE SA	871,653	27,206,936
# * Ω	SRP Groupe SA	56,827	92,709
	Stef SA	25,714	2,984,112
	Sword Group	37,202	1,787,832
	Synergie SE	67,143	2,441,946
# *	Technicolor Creative Studios SA	24,133	2,646
	Technip Energies NV	507,835	11,266,727
	Television Francaise 1	398,119	3,208,351
#	TFF Group	9,347	425,310
	Thermador Groupe	37,127	3,848,902
#	Tikehau Capital SCA	33,936	931,674
	Totalenergies EP Gabon	4,026	798,711
	Trigano SA	61,206	7,973,544
*	Ubisoft Entertainment SA	271,667	7,956,354
	Valeo	936,234	18,281,522
*	Vallourec SA	573,476	6,550,958
# *	Vantiva SA	81,942	19,715
Ω	Verallia SA	268,583	10,901,868
	Vetoquinol SA	15,514	1,520,395
	Vicat SA	113,088	3,299,223
	VIEL & Cie SA	156,945	1,314,712
	Vilmorin & Cie SA	35,845	1,700,373
	Virbac SA	28,519	9,741,484
# *	Voltalia SA	16,871	256,492
	Vranken-Pommery Monopole SA	16,787	335,618
	Wavestone	9,891	508,610
* Ω	X-Fab Silicon Foundries SE	175,620	1,495,845
*	Xilam Animation SA	415	11,294

TOTAL FRANCE			583,197,822

GERMANY — (13.6%)
	1&1 AG	250,809	2,926,768
	7C Solarparken AG	139,107	611,048
*	Aareal Bank AG	517,534	17,620,967
	Adesso SE	7,240	1,085,533
*	ADVA Optical Networking SE	3,098	68,321
	AIXTRON SE	299,531	8,480,280
	All for One Group SE	4,503	204,363
#	Allgeier SE	58,776	1,772,966
	Amadeus Fire AG	11,348	1,672,631
#	Aroundtown SA	1,664,654	2,267,913
	Atoss Software AG	16,326	3,274,904
	Aurubis AG	205,349	19,265,280
# * Ω	Auto1 Group SE	52,373	413,281
	Basler AG	103,718	2,234,961
# *	Bauer AG	154,003	1,089,249
	BayWa AG	104,518	4,475,394
	BayWa AG	124	7,690
	Bechtle AG	246,280	11,454,281
Ω	Befesa SA	140,978	6,347,234
	Bertrandt AG	38,449	2,141,975
*	Bijou Brigitte AG	23,422	1,414,831
	Bilfinger SE	203,601	8,808,514
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	3,330,079
	CANCOM SE	247,263	8,903,208
# *	CECONOMY AG	997,442	3,043,755
	CENIT AG	57,781	950,907

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGAA	45,952	$4,733,559
	CompuGroup Medical SE & Co. KgaA	188,493	10,363,919
	CropEnergies AG	184,720	2,139,300
*	CTS Eventim AG & Co. KGaA	209,296	13,789,508
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	807,010
	Dermapharm Holding SE	79,918	4,012,011
	Deutsche Beteiligungs AG	115,972	3,665,166
Ω	Deutsche Pfandbriefbank AG	1,147,894	10,587,497
	Deutz AG	674,170	4,481,350
#	DIC Asset AG	375,149	2,855,711
	DMG Mori AG	3,016	142,904
# *	Dr Hoenle AG	35,520	754,217
	Draegerwerk AG & Co. KGaA	20,476	943,297
	Duerr AG	380,248	13,193,452
Ω	DWS Group GmbH & Co. KGaA	10,729	356,743
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	5,311,329
	EDAG Engineering Group AG	51,353	601,161
	Elmos Semiconductor SE	9,319	704,368
	ElringKlinger AG	194,514	2,186,488
	Encavis AG	516,270	8,927,500
	Energiekontor AG	15,031	1,204,388
*	Evotec SE	36,237	665,543
	Fabasoft AG	509	9,369
	Fielmann AG	152,624	7,906,427
# *	flatexDEGIRO AG	107,566	1,159,301
# *	Fraport AG Frankfurt Airport Services Worldwide	208,174	11,211,692
	Freenet AG	931,981	26,569,857
	Fuchs Petrolub SE	123,223	4,002,181
	GEA Group AG	69,003	3,245,408
	Gerresheimer AG	231,069	25,178,981
	Gesco SE	55,404	1,655,189
	GFT Technologies SE	166,313	6,568,012
	GK Software SE	581	120,999
# *	Global Fashion Group SA	76,275	69,575
	Grand City Properties SA	678,381	5,665,517
	GRENKE AG	11,338	406,638
*	H&R GmbH & Co. KGaA	71,674	411,089
	Hamburger Hafen und Logistik AG	179,073	2,471,225
	Hawesko Holding SE	313	14,907
# *	Heidelberger Druckmaschinen AG	1,849,769	3,834,636
# *	HelloFresh SE	417,910	11,221,778
	Hensoldt AG	126,238	4,734,566
*	Highlight Communications AG	98,406	395,129
	Hochtief AG	79,071	6,618,916
	Hornbach Holding AG & Co. KGaA	55,881	4,748,073
	HUGO BOSS AG	412,000	31,061,308
*	Hypoport SE	7,174	1,150,434
	Indus Holding AG	138,578	4,104,527
Ω	Instone Real Estate Group SE	54,151	433,258
	IVU Traffic Technologies AG	51,403	969,102
	Jenoptik AG	402,135	12,836,280
Ω	JOST Werke SE	8,271	456,991
	K&S AG	1,093,745	21,815,660
	KION Group AG	116,629	4,836,903
	Kloeckner & Co. SE	482,181	5,352,183
	Knaus Tabbert AG	1,753	90,977
*	Koenig & Bauer AG	89,315	1,846,209
	Kontron AG	341,210	6,602,915
	Krones AG	111,294	14,623,471

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	3,293	$1,979,293
	KWS Saat SE & Co. KGaA	83,735	5,429,341
	Lanxess AG	572,100	23,311,240
	LEG Immobilien SE	132,352	8,238,018
	Leifheit AG	59,026	1,045,414
# *	Leoni AG	149,360	43,831
# *	Manz AG	25,270	663,806
*	Mediclin AG	82,946	275,046
*	Medigene AG	116,971	233,629
*	METRO AG	1,009,277	8,583,824
	MLP SE	440,536	2,510,939
# *	Nagarro SE	60,296	6,492,293
	Nemetschek SE	54,404	4,252,398
	New Work SE	20,199	3,683,286
	Nexus AG	99,084	5,683,290
# *	Nordex SE	949,741	11,437,887
	Norma Group SE	216,047	5,139,371
	OHB SE	38,571	1,372,081
	PATRIZIA SE	333,862	3,589,094
	Pfeiffer Vacuum Technology AG	47,911	7,997,945
	PNE AG	250,275	4,089,349
	Progress-Werk Oberkirch AG	8,558	289,040
	ProSiebenSat.1 Media SE	1,223,091	10,983,598
#	PSI Software AG	70,343	2,286,709
*	PVA TePla AG	87,303	1,869,514
*	q.beyond AG	644,117	520,812
*	R Stahl AG	14,952	353,361
	Rheinmetall AG	23,074	6,758,208
	SAF-Holland SE	265,527	3,673,971
	Salzgitter AG	246,522	9,774,510
	Schloss Wachenheim AG	6,929	119,987
Ω	Scout24 SE	287,656	17,928,765
#	Secunet Security Networks AG	8,338	1,841,362
# *	SGL Carbon SE	340,127	3,137,612
# * Ω	Shop Apotheke Europe NV	16,410	1,638,211
	Siltronic AG	128,107	9,233,335
	Sixt SE	95,034	11,790,808
# *	SMA Solar Technology AG	56,090	6,067,194
# *	SNP Schneider-Neureither & Partner SE	3,170	102,992
	Software AG	389,063	13,291,821
	Stabilus SE	173,166	11,316,859
	STRATEC SE	33,736	2,321,393
	Stroeer SE & Co. KGaA	196,281	10,763,914
	Suedzucker AG	520,927	10,523,229
	SUESS MicroTec SE	146,951	3,833,242
	Surteco Group SE	47,139	1,022,414
	Synlab AG	26,337	278,132
	TAG Immobilien AG	1,149,541	9,843,420
	Takkt AG	249,050	3,988,480
* Ω	TeamViewer SE	669,515	12,356,428
	Technotrans SE	46,673	1,435,714
	thyssenkrupp AG	2,228,914	16,039,745
	Traffic Systems SE	37,280	1,315,949
	United Internet AG	94,628	1,624,700
*	va-Q-tec AG	2,370	58,436
	Varta AG	24,311	630,496
	VERBIO Vereinigte BioEnergie AG	164,745	6,135,751
*	Vitesco Technologies Group AG, Class A	28,338	1,940,620
	Vossloh AG	76,106	3,491,093

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Wacker Chemie AG	12,329	$1,906,699
	Wacker Neuson SE	223,411	5,449,171
	Washtec AG	84,498	3,703,367
# *	Westwing Group SE	41,567	323,872
	Wuestenrot & Wuerttembergische AG	119,837	2,180,189
	Zeal Network SE	35,034	1,434,317

TOTAL GERMANY			762,323,252

GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.5%)
	AIB Group PLC	544,347	2,341,006
	Bank of Ireland Group PLC	5,135,237	53,113,324
	Cairn Homes PLC	1,908,875	2,157,088
*	Dalata Hotel Group PLC	291,621	1,465,793
	FBD Holdings PLC	142,812	2,035,156
	Glanbia PLC	1,136,976	17,138,595
* Ω	Glenveagh Properties PLC	974,588	1,017,146
	Irish Continental Group PLC	820,853	4,216,895
*	Permanent TSB Group Holdings PLC	268,168	670,452

TOTAL IRELAND			84,155,455

ISRAEL — (2.1%)
	Adgar Investment & Development Ltd.	105,459	116,656
	Afcon Holdings Ltd.	3,064	79,894
# *	AFI Properties Ltd.	100,052	2,666,932
#	Africa Israel Residences Ltd.	13,924	510,008
*	Allot Ltd.	189,485	512,708
#	Alrov Properties & Lodgings Ltd.	49,832	1,993,443
	Arad Ltd.	28,474	352,640
	Ashtrom Group Ltd.	55,604	876,348
#	AudioCodes Ltd.	27,040	272,240
#	Aura Investments Ltd.	334,602	485,285
	Automatic Bank Services Ltd.	11,760	40,998
*	Avgol Industries 1953 Ltd.	468,925	233,819
#	Azorim-Investment Development & Construction Co. Ltd.	546,820	1,315,104
# *	Bet Shemesh Engines Holdings 1997 Ltd.	32,157	784,667
#	Blue Square Real Estate Ltd.	37,333	1,872,407
*	Brack Capital Properties NV	18,347	2,124,161
*	Camtek Ltd.	24,395	632,471
	Carasso Motors Ltd.	132,164	588,085
*	Cellcom Israel Ltd.	502,271	1,801,338
*	Ceragon Networks Ltd.	266,244	519,176
*	Clal Insurance Enterprises Holdings Ltd.	322,725	4,965,503
# *	Compugen Ltd.	113,943	69,632
#	Danel Adir Yeoshua Ltd.	23,788	1,739,713
	Delek Automotive Systems Ltd.	262,734	2,121,142
	Delta Galil Ltd.	75,030	3,175,405
	Dor Alon Energy in Israel 1988 Ltd.	17,532	345,898
#	Electra Consumer Products 1970 Ltd.	41,757	985,814
	Electra Ltd.	5,487	2,356,926
	Electra Real Estate Ltd.	44,441	464,902
# *	Ellomay Capital Ltd.	2,597	34,996
*	Enlight Renewable Energy Ltd.	32,634	540,824
*	Equital Ltd.	130,022	3,302,140
	FMS Enterprises Migun Ltd.	19,186	558,314
	Formula Systems 1985 Ltd.	65,552	4,151,556

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd., Sponsored ADR	640	$39,898
	Fox Wizel Ltd.	46,063	3,875,579
#	Gav-Yam Lands Corp. Ltd.	423,939	3,059,576
# *	Gilat Satellite Networks Ltd.	236,247	1,100,414
# *	Hagag Group Real Estate Development	16,780	54,684
	Harel Insurance Investments & Financial Services Ltd.	440,824	3,956,874
	Hilan Ltd.	105,824	4,692,094
#	IDI Insurance Co. Ltd.	47,574	1,227,473
	IES Holdings Ltd.	1,354	94,842
	Ilex Medical Ltd.	4,067	88,652
#	Inrom Construction Industries Ltd.	367,899	1,272,647
	Isracard Ltd.	175,232	713,539
#	Israel Canada T.R Ltd.	220,206	406,808
#	Israel Land Development Co. Ltd.	81,564	604,350
	Isras Investment Co. Ltd.	6,006	1,045,244
#	Issta Ltd.	16,875	348,494
*	Kamada Ltd.	212,977	975,725
	Kardan Real Estate Enterprise & Development Ltd.	24,718	24,631
#	Kerur Holdings Ltd.	33,018	727,434
#	Klil Industries Ltd.	5,696	257,544
	Lahav L.R. Real Estate Ltd.	9,407	8,229
	Levinstein Properties Ltd.	377	8,027
	M Yochananof & Sons Ltd.	5,479	253,926
#	Magic Software Enterprises Ltd.	153,381	2,006,323
#	Malam - Team Ltd.	10,222	173,970
	Matrix IT Ltd.	222,812	4,004,105
	Max Stock Ltd.	7,391	14,120
#	Maytronics Ltd.	163,682	1,722,343
#	Mediterranean Towers Ltd.	434,044	817,202
#	Mega Or Holdings Ltd.	85,860	1,696,207
*	Mehadrin Ltd.	1,666	51,566
*	Meitav Investment House Ltd.	132,413	435,205
	Menora Mivtachim Holdings Ltd.	186,995	3,926,274
	Meshulam Levinstein Contracting & Engineering Ltd.	310	21,377
*	Migdal Insurance & Financial Holdings Ltd.	2,039,870	2,199,624
#	Mivtach Shamir Holdings Ltd.	30,255	588,883
	Mizrahi Tefahot Bank Ltd.	1	34
	Naphtha Israel Petroleum Corp. Ltd.	193,707	820,727
	Nawi Brothers Ltd.	68,328	479,060
*	Neto Malinda Trading Ltd.	4,663	81,745
# *	Neto ME Holdings Ltd.	12,167	259,557
	Novolog Ltd.	200,415	100,451
	Oil Refineries Ltd.	11,638,145	3,240,618
	One Software Technologies Ltd.	48,820	522,615
	Palram Industries 1990 Ltd.	1,112	7,829
*	Partner Communications Co. Ltd.	858,708	4,183,701
*	Paz Oil Co. Ltd.	61,298	5,774,616
*	Perion Network Ltd.	100,470	3,620,648
#	Plasson Industries Ltd.	20,934	852,542
	Prashkovsky Investments & Construction Ltd.	10,063	205,024
*	Priortech Ltd.	9,623	159,265
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	51,979	2,968,141
	Retailors Ltd.	1,167	22,182
*	Scope Metals Group Ltd.	47,550	1,580,417
	Summit Real Estate Holdings Ltd.	222,691	2,470,579
	Suny Cellular Communication Ltd.	312,529	118,533
#	Tadiran Group Ltd.	16,159	1,448,576
Ω	Tamar Petroleum Ltd.	38,322	106,314
	Tel Aviv Stock Exchange Ltd.	17,609	81,089

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Tera Light Ltd.	66,289	$84,180
	Tiv Taam Holdings 1 Ltd.	39,749	70,011
	Victory Supermarket Chain Ltd.	5,213	50,452
#	YH Dimri Construction & Development Ltd.	18,745	1,013,348

TOTAL ISRAEL			115,407,282

ITALY — (9.0%)
	A2A SpA	9,123,783	16,097,866
	ACEA SpA	376,142	5,516,180
# *	Aeffe SpA	177,250	249,996
#	Amplifon SpA	20,849	765,365
Ω	Anima Holding SpA	1,941,442	8,067,500
	Aquafil SpA	83,333	455,528
	Ariston Holding NV	11,076	126,496
	Arnoldo Mondadori Editore SpA	1,088,121	2,378,511
	Ascopiave SpA	477,634	1,529,057
# *	Autogrill SpA	86,803	635,832
#	Avio SpA	110,432	1,117,841
#	Azimut Holding SpA	751,074	16,776,044
#	Banca Generali SpA	447,354	14,851,686
	Banca IFIS SpA	241,396	4,054,122
	Banca Mediolanum SpA	814,943	7,368,170
*	Banca Monte dei Paschi di Siena SpA	491,180	1,132,414
	Banca Popolare di Sondrio SPA	3,259,427	14,806,837
	Banca Profilo SpA	1,711,765	435,977
Ω	Banca Sistema SpA	414,926	623,671
	Banco BPM SpA	9,876,720	40,159,511
	Banco di Desio e della Brianza SpA	241,954	893,072
Ω	BFF Bank SpA	601,511	5,788,429
	Biesse SpA	11,036	168,612
#	BPER Banca	7,525,929	21,138,053
	Brembo SpA	850,282	12,494,068
	Brunello Cucinelli SpA	248,717	23,815,249
	Buzzi Unicem SpA	627,802	15,610,842
	Cairo Communication SpA	601,468	1,209,264
Ω	Carel Industries SpA	47,101	1,235,352
	Cementir Holding NV	361,114	3,029,325
*	CIR SpA-Compagnie Industriali	2,423,153	1,022,254
	Credito Emiliano SpA	601,059	4,614,355
	d’Amico International Shipping SA	2,662,774	1,185,314
	Danieli & C Officine Meccaniche SpA	100,155	2,051,273
#	Danieli & C Officine Meccaniche SpA	101,349	2,637,558
#	Datalogic SpA	16,509	137,088
	De’ Longhi SpA	380,612	8,843,876
#	Digital Bros SpA	34,830	792,168
Ω	doValue SpA	80,786	567,225
	El.En. SpA	11,336	146,403
	Elica SpA	166,709	520,101
	Emak SpA	565,182	712,482
Ω	Enav SpA	419,055	1,969,324
	ERG SpA	281,165	8,490,677
	Esprinet SpA	222,752	1,973,542
*	Eurotech SpA	207,209	675,793
	Fila SpA	145,425	1,204,156
*	Fincantieri SpA	3,504,948	2,135,044
# * ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	688,116
	Gefran SpA	35,925	397,124
# *	Geox SpA	356,231	403,163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	GPI SpA	16,644	$222,108
	Gruppo MutuiOnline SpA	172,390	5,376,901
	Hera SpA	5,400,110	16,811,928
	IMMSI SpA	1,372,199	878,875
	Interpump Group SpA	255,400	14,253,802
	Iren SpA	4,591,232	9,921,808
	Italgas SpA	3,498,389	22,842,660
	Italmobiliare SpA	77,432	2,185,202
*	Iveco Group NV	380,493	3,423,580
	IVS Group SA	140,888	587,588
*	KME Group SpA	1,629,975	1,743,300
	Leonardo SpA	2,654,010	31,627,552
	LU-VE SpA	5,064	169,646
#	Maire Tecnimont SpA	1,232,552	5,289,752
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	6,041,553	2,855,701
#	MFE-MediaForEurope NV, Class B	2,864,215	2,110,174
# *	Newlat Food SpA	22,549	135,455
	Openjobmetis SpA agenzia per il lavoro	63,079	692,042
	Orsero SpA	19,188	268,937
Ω	OVS SpA	1,531,868	4,605,220
	Pharmanutra SpA	4,175	231,703
	Piaggio& C SpA	1,288,486	5,301,802
Ω	Pirelli & C SpA	2,472,729	12,952,224
Ω	RAI Way SpA	605,946	3,881,697
	Reply SpA	144,434	16,826,909
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	827,304
	Sabaf SpA	63,964	1,163,595
*	Safilo Group SpA	204,731	294,948
#	Salvatore Ferragamo SpA	180,961	3,181,804
#	Sanlorenzo SpA/Ameglia	4,067	182,530
# *	Saras SpA	4,015,334	5,191,392
	Sesa SpA	57,114	6,999,831
# *	Sogefi SpA	342,301	463,405
	SOL SpA	227,005	6,559,230
# *	Spaxs SpA	215,211	1,518,595
	Tamburi Investment Partners SpA	855,369	8,168,656
Ω	Technogym SpA	869,611	7,935,408
# *	Telecom Italia SpA	17,277,240	5,081,455
# *	Tesmec SpA	313,747	56,353
	Tinexta SpA	122,767	2,503,179
*	Tod’s SpA	2,629	111,124
*	TXT e-solutions SpA	73,775	1,526,885
# Ω	Unieuro SpA	127,812	1,534,101
	Unipol Gruppo SpA	3,090,802	17,377,670
#	Webuild SpA	1,307,308	2,810,969
	Zignago Vetro SpA	187,606	3,484,737

TOTAL ITALY			505,867,643

NETHERLANDS — (5.1%)
	Aalberts NV	673,240	31,093,989
	Acomo NV	40,981	1,008,340
*	AFC Ajax NV	13,955	168,446
# * Ω	Alfen NV	73,260	5,927,422
	AMG Advanced Metallurgical Group NV	202,999	7,578,903
	APERAM SA	315,054	11,681,375
	Arcadis NV	526,995	21,769,601
	ASR Nederland NV	568,855	25,019,744
*	Avantium NV	12,128	47,992

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	B&S Group Sarl	10,048	$43,476
#* Ω	Basic-Fit NV	291,843	12,376,157
#	BE Semiconductor Industries NV	392,853	35,362,123
	Beter Bed Holding NV	27,380	94,839
	Brunel International NV	155,477	2,102,616
	Corbion NV	389,680	12,267,715
Ω	CTP NV	50,702	665,235
	Flow Traders Ltd.	220,009	5,449,607
#	ForFarmers NV	214,677	694,140
*	Fugro NV	567,199	8,042,501
	Heijmans NV, CVA	165,416	2,058,071
*	InPost SA	36,617	393,005
	Kendrion NV	96,304	2,009,717
	Koninklijke BAM Groep NV	1,711,614	3,750,908
#	Koninklijke Vopak NV	302,476	11,557,151
* Ω	Lucas Bols NV	24,022	295,343
	Nedap NV	33,400	2,092,593
	OCI NV	300,080	7,907,207
	Ordina NV	637,656	3,940,692
*	Pharming Group NV	1,595,949	1,800,245
#	PostNL NV	3,597,685	6,472,414
#	SBM Offshore NV	954,640	13,493,465
#	SIF Holding NV	34,182	452,013
Ω	Signify NV	689,279	23,019,460
	Sligro Food Group NV	142,208	2,481,641
# * ††	SRH NV	705,718	0
#	TKH Group NV	268,330	12,990,321
# *	TomTom NV	432,313	3,706,550
	Van Lanschot Kempen NV	160,276	4,871,735
*	Vivoryon Therapeutics NV	5,400	80,655

TOTAL NETHERLANDS			284,767,407

NORWAY — (2.0%)
	2020 Bulkers Ltd.	65,237	652,202
	ABG Sundal Collier Holding ASA	2,487,723	1,294,549
	AF Gruppen ASA	877	13,348
# *	Akastor ASA	787,389	777,581
# *	Aker BioMarine ASA	10,134	37,912
*	Aker Carbon Capture ASA	165,769	170,075
	Aker Solutions ASA	1,266,603	4,520,802
	AMSC ASA	255,057	992,597
*	ArcticZymes Technologies ASA	77,341	279,482
	Atea ASA	374,402	5,150,551
# *	Atlantic Sapphire ASA	81,600	38,919
	Austevoll Seafood ASA	10,091	95,031
Ω	Avance Gas Holding Ltd.	19,594	132,722
*	Axactor ASA	768,385	457,492
	B2Holding ASA	1,199,978	842,422
	Belships ASA	312,413	590,704
# *	BLUENORD ASA	21,277	724,064
	Bonheur ASA	141,934	3,172,039
# *	Borr Drilling Ltd.	344,231	2,385,514
	Borregaard ASA	490,083	8,200,238
	Bouvet ASA	68,110	429,097
# *	BW Energy Ltd.	367,067	987,560
Ω	BW LPG Ltd.	635,864	5,137,369
	BW Offshore Ltd.	718,449	1,917,156
*	Cadeler AS	63,427	275,851
*	Cloudberry Clean Energy ASA	19,690	19,491

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#* Ω	Crayon Group Holding ASA	182,944	$1,413,994
	DNO ASA	3,077,532	3,078,760
	Elopak ASA	6,452	14,495
Ω	Entra ASA	2,743	27,873
# Ω	Europris ASA	1,154,131	8,265,523
	FLEX LNG Ltd.	201,947	7,004,695
	Frontline PLC	179,865	2,790,362
	Grieg Seafood ASA	332,908	2,791,724
	Hafnia Ltd.	220,612	1,196,814
*	Hexagon Composites ASA	708,239	2,147,888
# *	IDEX Biometrics ASA	594,228	51,948
*	Kahoot! ASA	358,447	935,751
Ω	Kid ASA	35,988	298,122
	Kitron ASA	508,533	1,920,465
# Ω	Klaveness Combination Carriers ASA	2,957	22,393
*	Kongsberg Automotive ASA	4,586,574	1,130,847
*	LINK Mobility Group Holding ASA	51,820	45,341
	Medistim ASA	2,163	53,437
*	MORROW BANK ASA	33,724	16,472
	MPC Container Ships ASA	1,605,920	2,635,389
Ω	Multiconsult ASA	2,534	35,458
* Ω	Norske Skog ASA	259,994	1,155,815
*	Northern Ocean Ltd.	64,314	70,041
*	Norwegian Air Shuttle ASA	842,208	818,399
*	NRC Group ASA	38,228	39,476
*	Odfjell Drilling Ltd.	636,267	1,485,595
#	Odfjell SE, Class A	138,332	1,295,366
*	Odfjell Technology Ltd.	97,767	489,798
#	OKEA ASA	78,091	225,702
Ω	Okeanis Eco Tankers Corp.	16,989	396,381
	Olav Thon Eiendomsselskap ASA	69,932	1,151,797
	Otello Corp. ASA	27,272	20,160
	Panoro Energy ASA	63,209	163,983
	Pareto Bank ASA	47,843	232,845
*	PGS ASA	3,253,204	2,357,662
*	PhotoCure ASA	18,163	91,323
#* Ω	poLight ASA	5,744	6,507
*	Prosafe SE	6,125	73,763
	Protector Forsikring ASA	436,859	6,342,907
# *	REC Silicon ASA	1,933,238	2,907,874
Ω	Scatec ASA	138,982	908,613
*	SD Standard ETC PLC	271,994	49,267
	Selvaag Bolig ASA	325,020	1,111,565
#* Ω	Shelf Drilling Ltd.	124,843	284,430
*	Siem Offshore, Inc.	10,249	19,082
*	Solstad Offshore ASA	29,716	61,953
	Sparebank 1 Oestlandet	26,309	309,505
	SpareBank 1 Sorost-Norge	1,788	8,525
	Stolt-Nielsen Ltd.	188,450	5,433,870
	TGS ASA	20,418	320,198
	Treasure ASA	316,195	529,343
# *	Ultimovacs ASA	24,075	288,067
	Veidekke ASA	638,830	7,354,462
*	Volue ASA	168	283
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,789,928
# Ω	XXL ASA	964,788	197,817

TOTAL NORWAY			113,164,821

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (0.9%)
#	Altri SGPS SA	472,047	$2,443,574
	Banco Comercial Portugues SA, Class R	54,911,798	14,114,727
	Corticeira Amorim SGPS SA	116,151	1,312,095
	CTT-Correios de Portugal SA	683,434	2,823,336
# *	Greenvolt-Energias Renovaveis SA	110,961	754,105
	Ibersol SGPS SA	52,494	388,805
	Mota-Engil SGPS SA	641,747	1,402,772
	Navigator Co. SA	1,749,202	6,420,292
#	NOS SGPS SA	1,562,222	6,868,118
	REN—Redes Energeticas Nacionais SGPS SA	2,925,105	8,494,515
	Sonae SGPS SA	6,718,077	7,660,945

TOTAL PORTUGAL			52,683,284

SPAIN — (5.5%)
	Acerinox SA	1,095,358	11,834,524
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	424,524
	Alantra Partners SA	70,997	884,401
	Almirall SA	468,585	4,796,873
# *	Amper SA	6,893,962	1,169,148
	Applus Services SA	918,297	7,704,581
	Atresmedia Corp. de Medios de Comunicacion SA	550,863	2,202,876
	Azkoyen SA	67,253	481,392
#	Banco de Sabadell SA	36,362,876	37,897,250
#	Bankinter SA	4,245,482	25,104,454
	Cia de Distribucion Integral Logista Holdings SA	418,609	11,368,117
	CIE Automotive SA	374,936	11,306,017
	Construcciones y Auxiliar de Ferrocarriles SA	125,517	3,895,179
# *	Deoleo SA	37,749	10,184
*	Distribuidora Internacional de Alimentacion SA	3,729,910	64,991
#	Ebro Foods SA	524,137	9,729,457
# *	eDreams ODIGEO SA	427,530	2,423,094
	Elecnor SA	200,108	2,622,134
	Enagas SA	1,457,648	29,183,113
#	Ence Energia y Celulosa SA	978,493	3,832,840
	Ercros SA	643,000	3,001,372
	Faes Farma SA	1,973,648	6,957,252
	Fluidra SA	360,447	6,174,470
	Fomento de Construcciones y Contratas SA	273,844	2,771,976
Ω	Gestamp Automocion SA	748,655	3,241,133
Ω	Global Dominion Access SA	695,411	2,908,160
# *	Grenergy Renovables SA	7,453	218,171
	Grupo Catalana Occidente SA	268,886	8,677,999
#	Grupo Empresarial San Jose SA	151,317	658,954
	Iberpapel Gestion SA	47,911	838,260
	Indra Sistemas SA	876,621	11,607,175
#	Laboratorio Reig Jofre SA	14,851	42,057
	Laboratorios Farmaceuticos Rovi SA	111,322	4,924,708
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	3,564,328
	Mapfre SA	3,656,215	7,323,860
*	Melia Hotels International SA	662,631	4,278,448
# Ω	Metrovacesa SA	27,652	231,105
	Miquel y Costas & Miquel SA	193,707	2,599,890
Ω	Neinor Homes SA	90,425	916,398
# *	Obrascon Huarte Lain SA	1,611,857	916,776
*	Oryzon Genomics SA	35,547	83,170
	Pharma Mar SA	41,970	1,742,383
	Prim SA	40,283	465,463
*	Promotora de Informaciones SA, Class A	1,330,083	558,184

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# Ω	Prosegur Cash SA	445,278	$308,292
	Prosegur Cia de Seguridad SA	1,198,069	2,298,448
*	Realia Business SA	1,667,905	1,837,545
	Renta 4 Banco SA	442	5,116
	Sacyr SA	2,901,323	9,599,758
*	Solaria Energia y Medio Ambiente SA	495,187	7,812,422
*	Soltec Power Holdings SA	28,469	162,834
# Ω	Talgo SA	583,027	2,028,333
# *	Tecnicas Reunidas SA	184,355	1,710,593
*	Tubacex SA	738,150	2,007,113
# *	Tubos Reunidos SA	34,204	30,434
# Ω	Unicaja Banco SA	8,069,679	8,189,774
	Vidrala SA	129,562	13,601,080
	Viscofan SA	269,301	18,459,696
	Vocento SA	352,577	279,068

TOTAL SPAIN			309,967,347

SWEDEN — (5.8%)
Ω	AcadeMedia AB	454,275	2,305,374
#	AddLife AB, Class B	90,427	1,071,526
	AddNode Group AB	439,035	5,583,529
	AFRY AB	306,510	5,762,042
# Ω	Alimak Group AB	490,084	3,615,934
	Alligo AB, Class B	137,415	1,532,818
Ω	Ambea AB	196,916	749,093
*	Annehem Fastigheter AB, Class B	142,899	269,170
	AQ Group AB	1,834	73,255
# *	Arise AB	102,189	554,063
	Arjo AB, Class B	1,016,696	4,510,244
	Atrium Ljungberg AB, Class B	189,737	3,528,652
* Ω	Attendo AB	675,522	2,393,743
	Balco Group AB	979	4,229
#	BE Group AB	3,385	35,095
	Beijer Alma AB	304,748	6,929,321
	Bergman & Beving AB	207,826	2,912,235
	Bergs Timber AB, Class B	6,227	22,140
# *	Besqab AB	21,962	58,430
	Besqab AB	43,924	115,645
	Betsson AB, Class B	887,419	9,586,925
# *	Better Collective AS	79,678	1,686,763
# *	BHG Group AB	351,076	399,708
	Bilia AB, Class A	585,208	6,604,472
	BioGaia AB, Class B	2,247	22,314
*	BioInvent International AB	39,595	111,993
	Biotage AB	384,950	4,788,613
	Bjorn Borg AB	13,009	49,991
	Bonava AB, Class B	510,167	920,157
#* Ω	Boozt AB	208,160	2,412,865
Ω	Bravida Holding AB	535,882	6,524,225
#	Bufab AB	227,752	7,554,421
#	Bulten AB	115,761	1,074,139
#	Bure Equity AB	340,006	8,693,458
	Byggmax Group AB	521,019	1,596,360
	Catella AB	89,746	305,063
	Catena AB	168,356	6,458,180
# *	Catena Media PLC	330,046	929,590
# *	Cavotec SA	79,682	111,782
	Cellavision AB	38,768	661,231
	Cibus Nordic Real Estate AB	17,320	185,255

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Clas Ohlson AB, Class B	273,686	$2,066,292
	Cloetta AB, Class B	1,873,684	3,966,291
*	Collector Bank AB	288,079	917,314
	Concentric AB	339,818	7,146,782
# Ω	Coor Service Management Holding AB	436,469	2,839,616
	Corem Property Group AB, Class B	3,766,156	2,988,723
	Dedicare AB, Class B	4,184	59,139
	Dios Fastigheter AB	770,250	5,496,861
# Ω	Dometic Group AB	37,879	271,503
*	Duni AB	217,519	2,378,884
* Ω	Dustin Group AB	495,393	1,704,666
	Eastnine AB	126,421	1,208,297
	Elanders AB, Class B	74,315	944,451
#	Electrolux Professional AB, Class B	488,399	2,846,925
#* Ω	Eltel AB	206,068	178,458
# *	Enea AB	104,284	688,361
	Eolus Vind AB, Class B	37,209	294,997
	Ependion AB	93,898	1,040,905
	eWork Group AB	38,130	533,331
	Fagerhult AB	300,931	1,923,450
	FastPartner AB, Class A	21,544	131,854
	FastPartner AB, Class D	35	206
#	Fenix Outdoor International AG	19,605	1,574,091
*	Fingerprint Cards AB, Class B	544,306	141,717
#	G5 Entertainment AB	41,861	922,757
	GARO AB	23,361	185,580
#	Granges AB	825,954	8,215,049
	Hanza AB	30,446	234,526
#	Heba Fastighets AB, Class B	269,814	816,533
	Hemnet Group AB	4,924	80,734
	HMS Networks AB	130,562	6,073,819
* Ω	Hoist Finance AB	369,945	929,811
*	Humana AB	135,681	191,083
#	IAR Systems Group AB	1,213	12,338
	Immunovia AB	10,768	4,295
#	Instalco AB	518,222	2,723,987
# *	International Petroleum Corp.	443,347	4,316,402
#	Intrum AB	57,765	522,930
	Inwido AB	455,135	4,782,715
	JM AB	416,879	6,692,466
*	Karnov Group AB	87,368	474,041
# *	K-fast Holding AB	9,734	19,637
	Kindred Group PLC, SDR	7,371	90,716
#	KNOW IT AB	174,673	4,047,853
	Lagercrantz Group AB, Class B	971,045	12,496,767
#	Lime Technologies AB	15,348	380,465
	Lindab International AB	615,586	9,858,840
	Loomis AB	343,148	10,983,747
# *	Maha Energy AB	148,058	137,299
*	Medcap AB	6,064	160,712
	MEKO AB	299,806	3,676,371
#	MIPS AB	78,117	4,224,046
	Modern Times Group MTG AB, Class B	606,688	4,877,276
*	Momentum Group AB	137,415	1,125,391
# Ω	Munters Group AB	187,964	1,844,968
	Mycronic AB	418,095	8,885,719
#	NCAB Group AB	108,674	830,591
	NCC AB, Class B	404,376	4,021,151
#	Nederman Holding AB	33,980	648,811

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Net Insight AB, Class B	2,224,384	$1,136,482
	New Wave Group AB, Class B	415,624	8,394,002
	Nilorngruppen AB, Class B	7,191	49,911
*	Nobia AB	820,940	1,197,140
#	Nolato AB, Class B	1,473,007	8,172,334
	Nordic Paper Holding AB	14,413	56,314
	Nordic Waterproofing Holding AB	83,900	1,143,941
*	Note AB	56,156	1,257,852
#	NP3 Fastigheter AB	175,554	3,379,221
	Nyfosa AB	1,209,815	8,290,715
	OEM International AB, Class B	296,140	2,873,979
#	Orron Energy AB	484,554	565,392
*	Ovzon AB	1,938	6,968
#	Peab AB, Class B	178,127	942,304
	Platzer Fastigheter Holding AB, Class B	246,091	2,073,313
	Prevas AB, Class B	8,542	127,121
	Pricer AB, Class B	892,974	914,115
	Proact IT Group AB	191,163	2,052,783
	Ratos AB, Class B	1,547,879	5,350,351
*	RaySearch Laboratories AB	160,684	1,074,471
	Rejlers AB	948	14,659
Ω	Resurs Holding AB	940,585	1,789,972
#	Rottneros AB	672,020	807,006
*	Scandi Standard AB	393,395	2,033,228
#* Ω	Scandic Hotels Group AB	1,043,374	3,733,035
*	Sdiptech AB, Class B	30,050	694,354
*	Sensys Gatso Group AB	3,512,360	307,380
#	SkiStar AB	322,137	4,147,517
	Solid Forsakring AB	86,686	549,074
*	Stendorren Fastigheter AB	6,293	123,682
*	Stillfront Group AB	591,094	1,259,382
	Systemair AB	360,836	3,136,168
	Tethys Oil AB	125,374	641,430
	TF Bank AB	5,604	74,528
*	Tobii AB	14,796	30,889
	Troax Group AB	226,249	5,127,838
	VBG Group AB, Class B	28,343	470,556
*	Viaplay Group AB	60,065	1,534,844
	Vitec Software Group AB, Class B	53,644	2,825,635
	Volati AB	5,223	52,245
	XANO Industri AB, Class B	5,023	45,116

TOTAL SWEDEN			327,993,830

SWITZERLAND — (17.2%)
# *	Accelleron Industries AG	35,772	882,306
	Adecco Group AG	488,962	16,818,607
	Allreal Holding AG	123,491	21,914,594
#	ALSO Holding AG	46,377	9,941,812
*	Aluflexpack AG	721	14,785
*	ams-OSRAM AG	1,424,857	9,840,171
	APG SGA SA	9,203	2,029,958
	Arbonia AG	343,219	4,202,813
*	Aryzta AG	6,453,812	11,466,912
	Ascom Holding AG	202,692	1,961,019
# *	Autoneum Holding AG	21,603	3,283,316
	Baloise Holding AG	98,975	16,567,739
	Banque Cantonale de Geneve	9,528	2,195,268
	Banque Cantonale du Jura SA	3,848	235,565
#	Banque Cantonale Vaudoise	116,712	12,280,952

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Basilea Pharmaceutica AG	17,849	$864,999
	Belimo Holding AG	65,574	31,647,887
	Bell Food Group AG	14,480	4,598,186
	Bellevue Group AG	57,974	2,038,777
	Berner Kantonalbank AG	31,172	8,339,887
	BKW AG	161,471	27,651,374
	Bossard Holding AG, Class A	46,297	11,354,021
	Bucher Industries AG	54,010	24,323,169
	Burckhardt Compression Holding AG	8,637	5,333,232
	Burkhalter Holding AG	25,671	2,758,605
	Bystronic AG	9,633	6,953,242
	Calida Holding AG	40,721	1,888,445
	Carlo Gavazzi Holding AG	3,115	1,137,413
	Cembra Money Bank AG	195,981	15,738,468
# *	Cicor Technologies Ltd.	15,422	766,485
	Cie Financiere Tradition SA	9,969	1,340,277
	Clariant AG	1,148,306	19,153,980
	Coltene Holding AG	27,288	2,223,838
#	Comet Holding AG	28,240	6,826,092
#	COSMO Pharmaceuticals NV	11,655	703,068
	Daetwyler Holding AG	14,059	3,557,459
	DKSH Holding AG	234,221	18,655,902
	dormakaba Holding AG	24,078	10,786,352
*	Dufry AG	492,648	22,774,742
	EFG International AG	675,403	6,499,644
	Emmi AG	15,822	16,466,010
	Energiedienst Holding AG	83,637	4,164,075
	Evolva Holding SA	13,396	284,011
	Feintool International Holding AG	45,558	1,124,242
	Flughafen Zurich AG	145,858	28,073,091
#	Forbo Holding AG	8,551	12,587,692
	Fundamenta Real Estate AG	3,191	58,890
Ω	Galenica AG	258,527	23,168,873
# *	GAM Holding AG	1,195,762	1,238,677
	Georg Fischer AG	626,442	45,680,066
# *	Gurit Holding AG, Class BR	28,958	2,913,345
	Helvetia Holding AG	262,788	39,311,056
	Hiag Immobilien Holding AG	22,952	2,134,487
# *	HOCHDORF Holding AG	6,697	144,201
	Huber & Suhner AG	108,834	8,964,563
	Hypothekarbank Lenzburg AG	6	29,088
	Implenia AG	106,354	4,799,457
*	Ina Invest Holding AG	29,730	606,206
	Inficon Holding AG	14,881	16,201,360
#	Interroll Holding AG	5,057	18,457,437
	Intershop Holding AG	10,830	7,604,689
	Investis Holding SA	5,818	648,383
*	Jungfraubahn Holding AG	18,335	3,125,379
	Kardex Holding AG	49,410	11,291,697
	Komax Holding AG	22,696	6,015,890
# *	Kudelski SA	217,692	440,387
	Landis & Gyr Group AG	94,470	7,826,657
	LEM Holding SA	3,935	8,676,544
	Liechtensteinische Landesbank AG	64,467	4,554,037
	Luzerner Kantonalbank AG	101,195	9,067,741
Ω	Medacta Group SA	8,485	1,140,436
Ω	Medmix AG	141,238	3,351,374
	Meier Tobler Group AG	45,826	2,733,377
	Metall Zug AG, Class B	1,139	2,356,883

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Mikron Holding AG	8,692	$113,837
	Mobilezone Holding AG	303,156	4,639,323
	Mobimo Holding AG	62,895	16,867,703
	Novavest Real Estate AG	1,614	71,650
	OC Oerlikon Corp. AG	1,586,613	8,883,985
# *	Orascom Development Holding AG	93,520	721,462
#	Orell Fuessli AG	5,028	438,866
	Orior AG	38,352	3,580,190
	Phoenix Mecano AG	4,517	2,229,240
	Plazza AG, Class A	6,993	2,470,592
	PSP Swiss Property AG	337,750	39,773,828
#	Rieter Holding AG	20,988	2,285,636
	Romande Energie Holding SA	2,670	3,856,217
	Schaffner Holding AG	3,129	932,636
	Schweiter Technologies AG	7,215	5,757,469
#	Schweizerische Nationalbank	23	119,104
* Ω	Sensirion Holding AG	33,193	3,601,311
	SFS Group AG	124,943	16,326,364
	Siegfried Holding AG	32,647	25,161,326
	SIG Group AG	50,085	1,340,557
#	Softwareone Holding AG	212,521	3,205,781
	St Galler Kantonalbank AG	17,586	9,905,289
#	Stadler Rail AG	12,888	535,611
	Sulzer AG	139,983	11,730,222
	Swiss Prime Site AG	182,651	16,533,499
# *	Swiss Steel Holding AG	3,362,368	531,471
	Swissquote Group Holding SA	82,376	17,634,440
	Temenos AG	172,536	14,533,333
	Thurgauer Kantonalbank	3,152	421,621
#	Tornos Holding AG	26,632	180,287
	TX Group AG	20,220	2,355,155
	u-blox Holding AG	55,196	6,653,614
	Valiant Holding AG	111,863	13,001,871
# Ω	VAT Group AG	73,622	25,973,064
	Vaudoise Assurances Holding SA	6,800	3,596,875
	Vetropack Holding AG	67,815	3,524,943
# *	Von Roll Holding AG	378,198	361,238
	Vontobel Holding AG	226,244	15,153,977
	VP Bank AG, Class A	24,056	2,676,249
	VZ Holding AG	91,061	8,493,830
*	V-ZUG Holding AG	10,820	989,660
	Walliser Kantonalbank	19,368	2,429,219
	Warteck Invest AG	56	127,225
	Ypsomed Holding AG	5,633	1,309,509
	Zehnder Group AG	85,771	7,005,829
	Zug Estates Holding AG, Class B	1,186	2,343,422
	Zuger Kantonalbank AG	704	6,164,614
# *	Zur Rose Group AG	4,404	192,693

TOTAL SWITZERLAND			963,527,499

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	325,096	2,932,485
*	Noble Corp. PLC	24,677	925,883
Ω	PolyPeptide Group AG	625	15,682

TOTAL UNITED STATES			3,874,050

TOTAL COMMON STOCKS			5,144,794,802

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA	65,128	$3,664,974
	Fuchs Petrolub SE	449,493	17,758,089
	Jungheinrich AG	346,549	13,432,150
	Sixt SE	118,586	9,448,033
	STO SE & Co. KGaA	16,969	3,307,790
	Villeroy & Boch AG	41,086	870,793

TOTAL GERMANY			48,481,829

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG	497,492	0
* ††	S Immo AG 8/11/23	346,922	0

FRANCE — (0.0%)
# *	Arabi Group Holding KSC Rights 05/02/23	127,012	206,335

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

SPAIN — (0.0%)
*	Faes Farma SA Rights 05/02/23	2,119,534	287,444
*	Tecnicas Reunidas SA Rights 05/02/23	184,355	209,604

TOTAL SPAIN.			497,048

TOTAL RIGHTS/WARRANTS			703,383

TOTAL INVESTMENT SECURITIES (Cost $4,267,220,091)			5,193,980,014

			Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@ §	The DFA Short Term Investment Fund	36,018,452	416,625,437

TOTAL INVESTMENTS — (100.0%) (Cost $4,683,820,954)			$5,610,605,451

ADR	American Depositary Receipt
BAM	Build America Mutual
REIT	Real Estate Investment Trust
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,023,055	—	$182,023,055
Belgium	$4,043,710	211,914,152	—	215,957,862
Denmark	—	354,304,564	—	354,304,564
Finland	—	285,579,629	—	285,579,629
France	—	583,197,822	—	583,197,822
Germany	120,999	762,202,253	—	762,323,252
Ireland	—	84,155,455	—	84,155,455
Israel	586,594	114,820,688	—	115,407,282
Italy	—	505,867,643	—	505,867,643
Netherlands	—	284,767,407	—	284,767,407
Norway	338,882	112,825,939	—	113,164,821
Portugal	—	52,683,284	—	52,683,284
Spain	—	309,967,347	—	309,967,347
Sweden	119,940	327,873,890	—	327,993,830
Switzerland	284,011	963,243,488	—	963,527,499
United States	—	3,874,050	—	3,874,050
Preferred Stocks
Germany	—	48,481,829	—	48,481,829
Rights/Warrants
France	—	206,335	—	206,335
Spain	—	497,048	—	497,048
Securities Lending Collateral	—	416,625,437	—	416,625,437

TOTAL	$5,494,136	$5,605,111,315	—	$5,610,605,451

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (0.9%)
*	AcuityAds Holdings, Inc.	9,419	$13,765
# *	Aimia, Inc.	732,996	1,909,788
# *	Cineplex, Inc.	28,690	188,041
#	Cogeco Communications, Inc.	73,317	3,553,157
	Cogeco, Inc.	32,029	1,363,333
#	Corus Entertainment, Inc., Class B	993,121	1,040,877
*	Enthusiast Gaming Holdings, Inc.	18,353	7,857
*	Enthusiast Gaming Holdings, Inc., Class I	9,000	3,781
	TELUS Corp.	173,836	3,684,969
*	TeraGo, Inc.	2,400	5,172
# *	WildBrain Ltd.	612,863	922,789
#	Yellow Pages Ltd.	74,205	712,009

TOTAL COMMUNICATION SERVICES			13,405,538

CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	490,659	15,594,181
*	AutoCanada, Inc.	121,583	1,844,138
#	BMTC Group, Inc.	20,581	205,073
# *	Bragg Gaming Group, Inc.	4,700	15,645
# *	Canada Goose Holdings, Inc.	289,410	5,678,224
# *	Dorel Industries, Inc., Class B	149,777	438,879
#	Exco Technologies Ltd.	164,124	891,577
	Gamehost, Inc.	89,999	597,181
	Leon’s Furniture Ltd.	167,479	2,391,939
	Linamar Corp.	252,633	12,008,389
	Martinrea International, Inc.	483,433	5,048,955
#	MTY Food Group, Inc.	106,415	4,619,966
	Park Lawn Corp.	183,840	3,578,153
	Pizza Pizza Royalty Corp.	162,278	1,666,079
#	Pollard Banknote Ltd.	49,129	868,465
# Ω	Sleep Country Canada Holdings, Inc.	200,990	3,487,674
Ω	Spin Master Corp.	155,322	4,419,429
*	Uni-Select, Inc.	241,584	8,298,572

TOTAL CONSUMER DISCRETIONARY			71,652,519

CONSUMER STAPLES — (4.7%)
#	Andrew Peller Ltd., Class A	168,200	547,486
*	CareRx Corp.	2,700	4,484
	Corby Spirit & Wine Ltd.	83,567	959,739
	High Liner Foods, Inc.	106,744	1,147,921
Ω	Jamieson Wellness, Inc.	248,226	6,130,304
#	KP Tissue, Inc.	47,200	354,300
	Lassonde Industries, Inc., Class A	18,000	1,288,836
#	Maple Leaf Foods, Inc.	438,446	8,983,475
	Neighbourly Pharmacy, Inc.	1,426	22,366
#	North West Co., Inc.	292,056	8,566,487
#	Premium Brands Holdings Corp.	244,773	18,375,364
	Primo Water Corp.	883,547	13,420,978
	Rogers Sugar, Inc.	689,824	3,192,380
# *	SunOpta, Inc.	414,694	3,513,649

TOTAL CONSUMER STAPLES			66,507,769

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (21.6%)
*	Advantage Energy Ltd.	1,137,856	$6,399,574
	Africa Oil Corp.	1,354,347	2,619,027
*	AKITA Drilling Ltd., Class A	400	416
*	Athabasca Oil Corp.	1,992,842	4,912,789
*	Baytex Energy Corp.	2,700,011	10,163,528
#	Birchcliff Energy Ltd.	1,560,817	9,458,101
*	Bonterra Energy Corp.	52,762	259,750
*	Calfrac Well Services Ltd.	18,245	57,367
#	Canacol Energy Ltd.	186,702	1,384,918
#	Cardinal Energy Ltd.	732,276	3,945,538
	CES Energy Solutions Corp.	1,395,183	2,770,080
	Computer Modelling Group Ltd.	452,045	2,365,575
#	Crescent Point Energy Corp.	3,029,287	22,406,509
*	Crew Energy, Inc.	479,679	1,628,611
# *	Denison Mines Corp.	3,750,567	4,124,696
#	Enerflex Ltd.	624,409	3,788,347
# *	Energy Fuels, Inc.	66,322	376,926
#	Enerplus Corp.	1,281,408	19,161,951
*	Ensign Energy Services, Inc.	752,032	1,470,927
# *	Fission Uranium Corp.	1,962,000	912,322
#	Freehold Royalties Ltd.	727,568	7,920,898
*	Frontera Energy Corp.	280,837	2,657,365
#	Gear Energy Ltd.	227,278	176,139
	Gibson Energy, Inc.	899,205	15,258,311
*	Gran Tierra Energy, Inc.	2,104,112	1,661,734
#	Headwater Exploration, Inc.	1,038,901	4,769,505
	InPlay Oil Corp.	29,169	60,067
# *	Journey Energy, Inc.	22,652	100,984
*	Kelt Exploration Ltd.	984,256	3,596,020
#	Keyera Corp.	69,971	1,646,437
*	Kolibri Global Energy, Inc.	5,600	20,170
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	1,197,577	19,941,202
	North American Construction Group Ltd.	154,335	2,968,111
*	NuVista Energy Ltd.	1,051,851	9,129,990
# *	Obsidian Energy Ltd.	106,313	692,098
	Paramount Resources Ltd., Class A	487,473	11,542,341
	Parex Resources, Inc.	727,671	14,775,237
	Parkland Corp.	848,828	20,017,016
	Pason Systems, Inc.	440,325	3,834,989
*	Petrus Resources Ltd.	9,700	11,813
#	Peyto Exploration & Development Corp.	1,059,984	9,654,355
	PHX Energy Services Corp.	129,423	645,754
# *	Pieridae Energy Ltd.	21,800	8,206
#	Pine Cliff Energy Ltd.	189,200	187,126
	Pipestone Energy Corp.	87,755	161,928
#	PrairieSky Royalty Ltd.	1,182,767	18,664,471
*	Precision Drilling Corp.	83,515	4,158,361
# *	Questerre Energy Corp., Class A	797,460	135,377
	Secure Energy Services, Inc.	1,829,933	8,522,623
*	ShawCor Ltd.	409,678	3,689,022
	Spartan Delta Corp.	386,106	4,380,152
* Ω	STEP Energy Services Ltd.	31,360	77,078
#	Surge Energy, Inc.	198,577	1,285,395
#	Tamarack Valley Energy Ltd.	2,325,289	6,418,851
	TerraVest Industries, Inc.	5,000	99,457
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	912,295
	Topaz Energy Corp.	203,332	2,912,997
	Total Energy Services, Inc.	256,662	1,517,411

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Touchstone Exploration, Inc.	28,397	$22,007
	Trican Well Service Ltd.	1,213,027	2,838,171
#	Vermilion Energy, Inc.	949,975	12,027,748
#	Whitecap Resources, Inc.	1,227,889	9,679,195
*	Yangarra Resources Ltd.	299,471	402,286

TOTAL ENERGY			307,387,645

FINANCIALS — (7.8%)
	AGF Management Ltd., Class B	375,028	2,081,567
#	Alaris Equity Partners Income	131,244	1,681,659
	Canaccord Genuity Group, Inc.	482,088	3,846,456
#	Canadian Western Bank	477,248	8,559,712
#	Chesswood Group Ltd.	56,542	353,062
#	CI Financial Corp.	1,010,158	9,946,125
	Clairvest Group, Inc.	1,900	111,068
	Definity Financial Corp.	99,636	2,702,604
	ECN Capital Corp.	906,970	2,115,382
	E-L Financial Corp. Ltd.	7,278	4,928,638
	Element Fleet Management Corp.	1,212,478	15,857,925
#	EQB, Inc.	144,192	6,396,235
#	Fiera Capital Corp.	347,931	1,908,054
	Firm Capital Mortgage Investment Corp.	189,321	1,553,862
#	First National Financial Corp.	85,119	2,375,429
	goeasy Ltd.	61,859	4,236,555
# *	GoldMoney, Inc.	125,000	190,981
	Guardian Capital Group Ltd., Class A	93,214	2,914,378
#	Home Capital Group, Inc.	284,804	9,154,677
	Kingsway Financial Services, Inc.	13,070	113,450
#	Laurentian Bank of Canada	370,975	8,819,504
* Ω	Nuvei Corp.	41,642	1,692,747
	Onex Corp.	135,402	6,235,178
*	RF Capital Group, Inc.	17,024	139,472
#	Sprott, Inc.	130,240	4,684,415
	Timbercreek Financial Corp.	507,490	2,951,634
*	Trisura Group Ltd.	220,343	5,092,032
	VersaBank	3,400	24,894

TOTAL FINANCIALS			110,667,695

HEALTH CARE — (1.9%)
#	Andlauer Healthcare Group, Inc.	62,923	2,392,268
*	Aptose Biosciences, Inc.	11,500	5,517
# *	Aurora Cannabis, Inc.	612,928	367,107
# *	Bausch Health Cos., Inc.	1,533,896	11,304,814
# *	Canopy Growth Corp.	313,200	405,358
# *	Cronos Group, Inc.	560,517	1,048,167
*	dentalcorp Holdings Ltd.	21,273	139,271
*	Dialogue Health Technologies, Inc.	100	261
#	Extendicare, Inc.	477,019	2,277,974
#	HLS Therapeutics, Inc.	20,104	83,096
*	Knight Therapeutics, Inc.	796,572	2,645,735
	Medical Facilities Corp.	154,017	975,360
*	Oncolytics Biotech, Inc.	33,485	48,218
# *	Organigram Holdings, Inc.	1,093,936	548,154
#	Sienna Senior Living, Inc.	398,686	3,207,497
*	Viemed Healthcare, Inc.	101,050	1,095,152
*	Well Health Technologies Corp.	25,803	105,890
	Zenith Capital Corp.	111,820	23,497

TOTAL HEALTH CARE			26,673,336

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (12.2%)
	ADENTRA, Inc.	7,855	$150,856
#	Aecon Group, Inc.	350,074	3,273,748
#	AG Growth International, Inc.	142,423	6,230,514
#	Algoma Central Corp.	48,800	561,892
*	Anaergia, Inc.	8,588	7,543
# *	ATS Corp.	405,936	17,401,751
#	Badger Infrastructure Solutions Ltd.	188,683	4,134,774
# *	Ballard Power Systems, Inc.	915,625	4,047,100
	Bird Construction, Inc.	280,776	1,776,027
	Black Diamond Group Ltd.	248,917	1,258,502
*	Bombardier, Inc., Class A	13,989	610,938
# *	Bombardier, Inc., Class B	458,761	19,815,252
#	Boyd Group Services, Inc.	118,316	19,731,705
#	Calian Group Ltd.	59,197	2,744,336
	Dexterra Group, Inc.	168,743	605,299
#	Doman Building Materials Group Ltd.	349,013	1,581,681
	Exchange Income Corp.	109,053	4,202,426
	Finning International, Inc.	811,389	21,026,584
*	GDI Integrated Facility Services, Inc.	57,763	1,876,759
	Hammond Power Solutions, Inc.	1,200	35,198
*	Heroux-Devtek, Inc.	243,053	2,310,605
#	K-Bro Linen, Inc.	62,086	1,287,224
	Magellan Aerospace Corp.	114,378	603,611
*	MDA Ltd.	53,067	261,252
#	Mullen Group Ltd.	510,758	5,658,543
#	NFI Group, Inc.	316,286	1,846,568
	Richelieu Hardware Ltd.	316,493	9,516,865
#	Russel Metals, Inc.	348,423	8,872,269
#	Savaria Corp.	247,487	3,035,933
#	SNC-Lavalin Group, Inc.	963,814	22,195,075
	Wajax Corp.	110,885	1,968,324
# *	Westport Fuel Systems, Inc.	73,881	54,291
#	Westshore Terminals Investment Corp.	281,085	5,730,205
*	Xtract One Technologies, Inc.	51,500	33,830

TOTAL INDUSTRIALS			174,447,480

INFORMATION TECHNOLOGY — (2.7%)
	Absolute Software Corp.	25,091	195,208
# *	BlackBerry Ltd.	2,606,813	10,192,474
*	Celestica, Inc.	607,998	6,596,961
*	Converge Technology Solutions Corp.	48,500	118,131
	Dye & Durham Ltd.	160,099	1,703,973
	Enghouse Systems Ltd.	246,381	6,781,228
	Evertz Technologies Ltd.	148,543	1,300,306
*	Kinaxis, Inc.	24,919	3,422,098
# *	Lightspeed Commerce, Inc.	560,022	7,353,089
	Quarterhill, Inc.	624,896	618,047
*	Sangoma Technologies Corp.	4,200	14,942
	Softchoice Corp.	18,332	221,497
	TECSYS, Inc.	14,563	274,954
	Vecima Networks, Inc.	6,059	102,858

TOTAL INFORMATION TECHNOLOGY			38,895,766

MATERIALS — (24.3%)
*	5N Plus, Inc.	452,167	1,017,906
#	Acadian Timber Corp.	65,067	756,878
	Agnico Eagle Mines Ltd.	21,697	1,230,872
#	AirBoss of America Corp.	94,697	502,544

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Alamos Gold, Inc.,Class A	2,178,622	$28,156,566
	Altius Minerals Corp.	269,402	4,225,407
# *	Americas Gold & Silver Corp.	86,596	43,463
	Amerigo Resources Ltd.	227,887	270,803
#	Archer Exploration Corp.	6	1
*	Argonaut Gold, Inc.	1,641,719	751,276
*	Ascot Resources Ltd.	71,438	33,746
	B2Gold Corp.	5,992,420	23,601,640
# *	Calibre Mining Corp.	231,489	264,832
*	Canfor Corp.	328,088	4,930,340
# *	Canfor Pulp Products, Inc.	144,351	210,957
# *	Capstone Copper Corp.	2,311,783	10,869,143
	Cascades, Inc.	493,690	4,022,835
#	Centerra Gold, Inc.	1,230,485	8,319,183
	China Gold International Resources Corp. Ltd.	1,351,742	6,804,355
# *	Copper Mountain Mining Corp.	943,009	1,774,863
	Dundee Precious Metals, Inc.	1,048,181	7,690,091
# *	Eldorado Gold Corp.	950,594	10,503,522
*	Endeavour Silver Corp.	545,297	2,125,649
# *	Equinox Gold Corp.	1,356,636	6,748,474
# *	ERO Copper Corp.	283,822	5,589,084
#	First Majestic Silver Corp.	1,296,108	9,152,850
# *	First Mining Gold Corp.	749,400	99,562
*	Foraco International SA	355,941	467,635
# *	Fortuna Silver Mines, Inc.	1,471,806	5,507,348
*	Freegold Ventures Ltd.	9,000	3,321
# *	Galiano Gold, Inc.	696,057	431,552
*	GoGold Resources, Inc.	180,275	235,514
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,218,647	6,107,065
# *	IAMGOLD Corp.	2,880,515	8,241,046
# *	Imperial Metals Corp.	381,250	498,072
# *	Interfor Corp.	338,196	5,306,895
*	K92 Mining, Inc.	215,625	1,024,929
*	Karora Resources, Inc.	545,631	1,953,213
#	Labrador Iron Ore Royalty Corp.	316,969	7,147,214
# *	Largo, Inc.	70,585	333,942
# *	Lucara Diamond Corp.	1,635,773	627,820
	Lundin Gold, Inc.	279,197	3,540,321
	Lundin Mining Corp.	256,682	1,960,851
# *	MAG Silver Corp.	125,976	1,635,168
*	Major Drilling Group International, Inc.	662,163	5,107,284
*	Mandalay Resources Corp.	464	835
# *	Marathon Gold Corp.	147,500	93,627
	Methanex Corp.	329,880	14,770,269
	Neo Performance Materials, Inc.	23,955	158,775
*	New Gold, Inc.	3,310,305	4,251,342
# *	New Pacific Metals Corp.	1,200	2,952
	Newcrest Mining Ltd.	122,119	2,321,425
# *	Northern Dynasty Minerals Ltd.	76,877	16,172
	OceanaGold Corp.	3,802,570	8,700,570
* ††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	419,027	1,895,008
	Osisko Gold Royalties Ltd.	924,187	15,022,582
*	Osisko Mining, Inc.	1,146,937	3,267,651
#	Pan American Silver Corp.	1,788,398	31,846,632
*	PolyMet Mining Corp.	64,208	118,004
	Sandstorm Gold Ltd.	410,565	2,360,631
*	Seabridge Gold, Inc.	345,601	4,849,307

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
# *	SilverCrest Metals, Inc.	167,445	$1,095,665
#	SSR Mining, Inc.	1,166,122	16,697,956
#	Stelco Holdings, Inc.	247,737	8,656,213
	Stella-Jones, Inc.	302,188	11,825,669
# *	Taseko Mines Ltd.	1,642,585	2,703,594
*	Torex Gold Resources, Inc.	481,018	7,892,409
#	Transcontinental, Inc., Class A	455,253	4,902,492
* ††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp.	39,113	633,895
*	Victoria Gold Corp.	23,206	167,170
# *	Wallbridge Mining Co. Ltd.	350,615	42,700
*	Wesdome Gold Mines Ltd.	729,295	4,559,271
*	Western Copper & Gold Corp.	27,900	47,569
	Western Forest Products, Inc.	1,982,984	1,522,164
#	Winpak Ltd.	175,225	5,844,498

TOTAL MATERIALS			346,093,079

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,692,736
	Bridgemarq Real Estate Services	53,069	584,019
#	Colliers International Group, Inc.	62,516	6,654,142
	DREAM Unlimited Corp., Class A	230,298	3,839,858
	Information Services Corp.	34,305	569,703
# *	Invesque, Inc.	191,266	162,576
*	Mainstreet Equity Corp.	31,349	3,019,555
	Melcor Developments Ltd.	55,340	472,995
	Morguard Corp.	24,020	1,831,218
# *	Real Matters, Inc.	159,389	597,628
#	StorageVault Canada, Inc.	236,819	1,012,055
	Tricon Residential, Inc.	1,316,133	10,551,278

TOTAL REAL ESTATE			38,987,763

UTILITIES — (6.7%)
	AltaGas Ltd.	234,548	4,102,880
*	Altius Renewable Royalties Corp.	4,704	28,574
	Atco Ltd., Class I	399,551	13,202,863
	Boralex, Inc., Class A.	505,030	14,723,907
#	Brookfield Infrastructure Corp.,Class A	92,502	3,941,472
	Capital Power Corp.	687,087	22,394,923
#	Innergex Renewable Energy, Inc.	748,951	7,683,816
*	Maxim Power Corp.	61,434	179,108
	Polaris Renewable Energy, Inc.	107,795	1,062,952
#	Superior Plus Corp.	955,102	7,084,751
	TransAlta Corp.	8,389	74,830
	TransAlta Corp.	1,716,689	15,306,199
#	TransAlta Renewables, Inc.	563,457	5,260,901

TOTAL UTILITIES			95,047,176

TOTAL COMMON STOCKS			1,289,765,766

RIGHTS/WARRANTS — (0.0%)
MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0

TOTAL INVESTMENT SECURITIES (Cost $1,137,042,305)			1,289,765,766

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@ §	The DFA Short Term Investment Fund	11,717,045	$135,531,056

TOTAL INVESTMENTS — (100.0%) (Cost $1,272,560,669)			$1,425,296,822

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,720,569	$3,684,969	—	$13,405,538
Consumer Discretionary	71,652,519	—	—	71,652,519
Consumer Staples	66,507,769	—	—	66,507,769
Energy	307,387,645	—	—	307,387,645
Financials	110,556,627	111,068	—	110,667,695
Health Care	26,649,839	23,497	—	26,673,336
Industrials	174,447,480	—	—	174,447,480
Information Technology	38,895,766	—	—	38,895,766
Materials	346,093,079	—	—	346,093,079
Real Estate	38,987,763	—	—	38,987,763
Utilities	95,047,176	—	—	95,047,176
Securities Lending Collateral	—	135,531,056	—	135,531,056

TOTAL	$1,285,946,232	$139,350,590	—	$1,425,296,822

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.8%)
	Ambev SA, ADR	1,642,569	$4,599,193
	Atacadao SA	477,889	1,029,974
	B3 SA - Brasil Bolsa Balcao	2,272,571	5,321,711
	Banco Bradesco SA	755,221	1,880,557
	Banco BTG Pactual SA	636,564	2,988,959
	Banco do Brasil SA	396,250	3,404,963
	Banco Santander Brasil SA	145,083	781,583
	BB Seguridade Participacoes SA	353,143	2,429,194
	Braskem SA, ADR, Class A	57,171	449,364
	Caixa Seguridade Participacoes SA	427,595	810,989
	CCR SA	1,847,648	5,026,782
	Centrais Eletricas Brasileiras SA	372,941	2,530,986
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	163,344	1,510,698
# *	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,265	94,951
	Cia Energetica de Minas Gerais	215,832	874,094
	Cia Paranaense de Energia	140,700	200,565
	Cia Paranaense de Energia, Sponsored ADR	17,400	134,676
	Cia Paranaense de Energia	39,800	311,678
	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,553,410
	Cia Siderurgica Nacional SA	517,465	1,474,233
	Cosan SA	949,753	2,852,420
	CPFL Energia SA	123,300	819,231
	Energisa SA	228,135	1,911,874
*	Eneva SA	432,281	983,678
	Engie Brasil Energia SA	108,476	896,681
	Equatorial Energia SA	736,688	4,038,063
	Gerdau SA, Sponsored ADR	950,988	4,745,431
* Ω	Hapvida Participacoes e Investimentos SA	3,027,601	1,675,324
	Hypera SA	258,691	1,931,962
	Itau Unibanco Holding SA	217,203	961,950
	JBS SA	1,100,808	3,950,532
	Klabin SA	1,174,814	4,505,833
	Localiza Rent a Car SA	231,240	2,689,409
	Lojas Renner SA	659,267	2,093,666
*	Magazine Luiza SA	1,501,902	1,005,724
	Natura & Co. Holding SA	928,510	2,058,888
	Neoenergia SA	121,000	374,804
*	Petro Rio SA	582,205	4,056,222
	Petroleo Brasileiro SA, Sponsored ADR	511,889	4,857,827
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,420,117
	Petroleo Brasileiro SA	2,733,556	14,616,452
	Porto Seguro SA	177,474	894,166
	Raia Drogasil SA	443,885	2,338,766
Ω	Rede D’Or Sao Luiz SA	83,300	381,946
	Rumo SA	606,506	2,395,479
#	Sendas Distribuidora SA, ADR	19,967	244,995
	Sendas Distribuidora SA	848,688	2,091,178
	Suzano SA	799,410	6,378,868
	Suzano SA, Sponsored ADR	5,490	43,755
	Telefonica Brasil SA	217,562	1,793,606
	TIM SA	1,060,180	2,975,765
	TOTVS SA	323,491	1,664,216
	Ultrapar Participacoes SA	653,263	1,891,238
	Vale SA, Sponsored ADR	332,417	4,790,122
	Vale SA	2,364,713	34,324,790

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	1,182,031	$3,128,195
	WEG SA	630,066	5,194,337

TOTAL BRAZIL			171,386,070

CHILE — (0.5%)
	Banco de Chile, ADR	105,420	2,234,910
	Banco de Credito e Inversiones SA	44,205	1,333,406
	Banco Itau Chile SA	31,276,064	70,514
	Banco Santander Chile, ADR	78,503	1,503,332
	Banco Santander Chile	557,071	26,637
	Cencosud SA	1,442,234	2,938,959
	Cencosud Shopping SA	353,676	560,799
	Cia Cervecerias Unidas SA	48,018	391,996
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	362,121
	Cia Sud Americana de Vapores SA	15,171,698	1,550,342
	Embotelladora Andina SA, ADR, Class B	13,701	207,159
	Empresas CMPC SA	935,741	1,466,352
	Empresas COPEC SA	227,255	1,581,284
	Enel Americas SA	4,534,643	617,914
	Enel Chile SA	10,134,521	577,501
	Falabella SA	383,832	823,057
	Plaza SA	196,340	251,734
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,027,314

TOTAL CHILE			22,525,331

CHINA — (27.4%)
	360 Security Technology, Inc., Class A	266,700	616,279
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	843,023
	ADAMA Ltd., Class A	84,400	104,278
	Addsino Co. Ltd., Class A	92,500	135,619
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	234,603
	AECC Aviation Power Co. Ltd., Class A	79,700	504,761
	Agricultural Bank of China Ltd., Class H	14,534,000	5,619,315
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,251,273
*	Air China Ltd., Class H	630,000	557,661
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153
*	Alibaba Health Information Technology Ltd.	2,566,000	1,849,596
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,671,692
*	Amlogic Shanghai Co. Ltd., Class A	30,504	369,214
	Angel Yeast Co. Ltd., Class A	58,500	338,346
	Anhui Anke Biotechnology Group Co. Ltd., Class A	18,000	28,727
	Anhui Conch Cement Co. Ltd., Class H	1,303,000	4,114,246
	Anhui Guangxin Agrochemical Co. Ltd., Class A	70,220	296,350
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	463,257
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	319,673
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	242,792
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	289,757
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	351,752
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	180,358
	Anjoy Foods Group Co. Ltd., Class A	14,400	353,968
	Anker Innovations Technology Co. Ltd., Class A	19,400	205,521
	ANTA Sports Products Ltd.	612,400	7,609,818
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	407,462
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,674	305,681
	Asymchem Laboratories Tianjin Co. Ltd., Class A	24,170	442,064
	Avary Holding Shenzhen Co. Ltd., Class A	123,976	468,566
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	181,008

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AVICOPTER PLC, Class A	22,704	$139,564
*	Baidu, Inc., Sponsored ADR	9,503	1,146,157
*	Baidu, Inc., Class A	1,330,750	20,030,316
	Bank of Beijing Co. Ltd., Class A	697,408	477,641
	Bank of Changsha Co. Ltd., Class A	401,784	475,498
	Bank of Chengdu Co. Ltd., Class A	190,950	379,575
	Bank of China Ltd., Class H	43,912,181	17,536,678
	Bank of Communications Co. Ltd., Class H	4,449,515	2,873,942
	Bank of Guiyang Co. Ltd., Class A	486,023	396,847
	Bank of Hangzhou Co. Ltd., Class A	242,404	439,969
	Bank of Jiangsu Co. Ltd., Class A	657,870	733,140
	Bank of Nanjing Co. Ltd., Class A	454,780	618,785
	Bank of Ningbo Co. Ltd., Class A	275,742	1,091,885
	Bank of Shanghai Co. Ltd., Class A	458,383	415,866
	Bank of Suzhou Co. Ltd., Class A	415,260	451,117
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	694,269
*	BeiGene Ltd.	202,000	3,964,042
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	151,434
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	354,854
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	196,648
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	206,470
	Beijing Easpring Material Technology Co. Ltd., Class A	31,300	242,669
	Beijing Enlight Media Co. Ltd., Class A	153,706	227,116
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	125,768
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	235,894
	Beijing Jingyuntong Technology Co. Ltd., Class A	189,100	172,190
	Beijing Kingsoft Office Software, Inc., Class A	7,538	480,252
	Beijing New Building Materials PLC, Class A	144,903	555,036
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	567,467
	Beijing Originwater Technology Co. Ltd., Class A	424,847	335,744
	Beijing Shiji Information Technology Co. Ltd., Class A	53,560	148,376
	Beijing Shougang Co. Ltd., Class A	441,600	236,068
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	242,169
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	208,211
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	299,358
	Beijing Tongrentang Co. Ltd., Class A	36,400	305,956
	Beijing United Information Technology Co. Ltd., Class A	20,155	175,161
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	359,476
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	349,612
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	178,143
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	141,762
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	834,124
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	127,963
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	238,330
	BGI Genomics Co. Ltd., Class A	34,100	305,922
	Biem.L.Fdlkk Garment Co. Ltd., Class A	6,700	34,885
*	Bilibili, Inc., Class Z	108,980	2,216,996
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	94,291
	BOC International China Co. Ltd., Class A	150,900	234,406
	BOE Technology Group Co. Ltd., Class A	1,654,300	961,340
	Bosideng International Holdings Ltd.	3,360,000	1,657,076
	BTG Hotels Group Co. Ltd., Class A	92,300	288,879
	BYD Co. Ltd., Class H	403,886	12,248,344
	BYD Electronic International Co. Ltd.	965,000	2,926,591
	By-health Co. Ltd., Class A	124,793	430,249
	Caitong Securities Co. Ltd., Class A	338,190	379,512
	Canmax Technologies Co. Ltd., Class A	31,900	224,466
	CECEP Solar Energy Co. Ltd., Class A	327,700	329,843
	CECEP Wind-Power Corp., Class A	495,560	273,676

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Centre Testing International Group Co. Ltd., Class A	27,300	$75,992
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	156,530
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,293,643
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	492,487
	Changjiang Securities Co. Ltd., Class A	435,670	357,163
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	153,595
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	530,625
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	42,242
	Chengtun Mining Group Co. Ltd., Class A	308,000	233,681
	Chengxin Lithium Group Co. Ltd., Class A	75,029	344,776
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	234,172
	China Baoan Group Co. Ltd., Class A	146,334	225,811
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	833,724
	China CITIC Bank Corp. Ltd., Class H	8,861,928	4,793,992
	China Coal Energy Co. Ltd., Class H	3,825,777	3,287,147
	China Construction Bank Corp., Class H	59,766,590	39,955,518
	China CSSC Holdings Ltd., Class A	82,717	310,287
*	China Eastern Airlines Corp. Ltd., Class H	972,000	382,175
	China Energy Engineering Corp. Ltd., Class A	2,502,824	980,303
	China Energy Engineering Corp. Ltd., Class H	1,632,000	246,081
	China Everbright Bank Co. Ltd., Class H	3,836,000	1,228,518
Ω	China Feihe Ltd.	3,553,000	2,399,299
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,800,212
	China Gas Holdings Ltd.	3,652,000	4,698,188
	China Great Wall Securities Co. Ltd., Class A	196,900	248,684
	China Greatwall Technology Group Co. Ltd., Class A	182,800	306,521
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	171,658
	China Hongqiao Group Ltd.	4,665,000	4,594,914
Ω	China International Capital Corp. Ltd., Class H	1,524,800	3,204,004
	China International Marine Containers Group Co. Ltd., Class H	999,330	645,799
	China Jushi Co. Ltd., Class A	477,798	1,007,359
	China Kings Resources Group Co. Ltd., Class A	32,040	165,750
	China Life Insurance Co. Ltd., Class H	2,475,000	4,754,859
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,473,449
	China Meheco Co. Ltd., Class A	69,411	142,776
	China Mengniu Dairy Co. Ltd.	1,894,000	7,645,264
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	582,504
	China Merchants Port Holdings Co. Ltd.	394,271	585,028
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	143,747
Ω	China Merchants Securities Co. Ltd., Class H	486,460	493,799
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	642,836
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,770,088
	China National Building Material Co. Ltd., Class H	9,142,000	6,859,332
	China National Chemical Engineering Co. Ltd., Class A	249,000	381,362
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,021,181
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	527,425
	China Oilfield Services Ltd., Class H	1,960,000	2,305,399
	China Overseas Land & Investment Ltd.	4,285,000	10,867,371
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	7,429,944
	China Petroleum & Chemical Corp., Class H	15,068,800	9,876,319
	China Power International Development Ltd.	740,000	280,903
	China Railway Group Ltd., Class H	3,976,000	3,056,903
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	901,666
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	180,427
	China Resources Beer Holdings Co. Ltd.	859,611	6,640,302
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	177,769
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	299,702
	China Resources Gas Group Ltd.	1,798,000	5,675,093

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	3,890,666	$18,117,879
	China Resources Microelectronics Ltd., Class A	28,998	240,312
Ω	China Resources Mixc Lifestyle Services Ltd.	380,200	2,015,669
	China Resources Power Holdings Co. Ltd.	1,598,517	3,480,335
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	579,842
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,800,439
	China South Publishing & Media Group Co. Ltd., Class A	99,400	198,805
*	China Southern Airlines Co. Ltd., Class H	946,000	662,618
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	95,700	94,327
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,668,063
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	1,266,864
Ω	China Tower Corp. Ltd., Class H	67,974,000	8,675,064
*	China TransInfo Technology Co. Ltd., Class A	88,800	186,672
	China Vanke Co. Ltd., Class H	2,072,220	3,239,489
	China World Trade Center Co. Ltd., Class A	19,900	53,323
	China Yangtze Power Co. Ltd., Class A	748,847	2,367,482
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,500	318,350
# *	China Zheshang Bank Co. Ltd., Class H	265,000	94,961
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	10,400	26,840
	Chongqing Brewery Co. Ltd., Class A	21,500	324,102
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	448,700
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	175,862
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,018,117
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	980,719
	CITIC Ltd.	4,725,000	5,931,248
	CITIC Securities Co. Ltd., Class H	1,996,800	4,204,463
	CMOC Group Ltd., Class H	3,375,966	2,069,542
	CNGR Advanced Material Co. Ltd., Class A	25,000	223,893
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	190,870
	CNOOC Energy Technology & Services Ltd., Class A	597,700	319,264
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	145,700	295,331
	Contemporary Amperex Technology Co. Ltd., Class A	146,736	4,910,166
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	966,299
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	5,122,646
#	Country Garden Holdings Co. Ltd.	5,569,067	1,434,590
	Country Garden Services Holdings Co. Ltd.	893,492	1,404,168
	CRRC Corp. Ltd., Class H	959,000	620,571
Ω	CSC Financial Co. Ltd., Class H	595,000	605,714
	CSG Holding Co. Ltd., Class A	313,839	298,243
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670
	Daan Gene Co. Ltd., Class A	180,804	407,009
# Ω	Dali Foods Group Co. Ltd.	4,344,000	1,807,778
	Daqin Railway Co. Ltd., Class A	883,060	982,318
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	390,698
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	334,556
*	Deppon Logistics Co. Ltd., Class A	78,900	191,375
	DHC Software Co. Ltd., Class A	290,300	326,515
	Dian Diagnostics Group Co. Ltd., Class A	67,701	265,026
	Do-Fluoride Chemicals Co. Ltd., Class A	115,792	340,357
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	316,900
	Dongfang Electric Corp. Ltd., Class H	305,200	432,461
	Dongxing Securities Co. Ltd., Class A	323,718	390,005
	East Group Co. Ltd., Class A	152,100	192,983
	East Money Information Co. Ltd., Class A	544,473	1,268,836
	Ecovacs Robotics Co. Ltd., Class A	28,300	284,810
	ENN Energy Holdings Ltd.	480,500	6,588,426
	ENN Natural Gas Co. Ltd., Class A	245,000	719,116
	Eve Energy Co. Ltd., Class A	38,105	361,494

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# Ω	Everbright Securities Co. Ltd., Class H	412,600	$306,025
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	349,155
	FAW Jiefang Group Co. Ltd.	112,300	132,164
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	145,804
	Financial Street Holdings Co. Ltd., Class A	180,200	131,232
	First Capital Securities Co. Ltd., Class A	320,000	274,010
	Flat Glass Group Co. Ltd., Class H	406,000	1,141,389
	Focus Media Information Technology Co. Ltd., Class A	727,597	677,584
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,615,974
	Fosun International Ltd.	3,010,722	2,111,491
	Founder Securities Co. Ltd., Class A	411,200	416,316
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	907,618
	Fujian Funeng Co. Ltd., Class A	116,900	198,678
	Fujian Sunner Development Co. Ltd., Class A	77,263	238,771
*	Fulin Precision Co. Ltd., Class A	83,463	122,946
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,070,738
Ω	Ganfeng Lithium Group Co. Ltd., Class H	251,999	1,662,628
	Gaona Aero Material Co. Ltd., Class A	17,800	97,988
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	227,017
	GCL Energy Technology Co. Ltd.	130,300	267,930
*	GCL System Integration Technology Co. Ltd., Class A	241,200	106,646
*	GCL Technology Holdings Ltd.	20,189,000	5,069,275
*	GD Power Development Co. Ltd., Class A	524,300	292,517
	Geely Automobile Holdings Ltd.	6,885,000	8,547,339
	GEM Co. Ltd., Class A	209,276	212,633
	Gemdale Corp., Class A	343,800	405,641
	GF Securities Co. Ltd., Class H	1,027,600	1,475,681
	Giant Network Group Co. Ltd., Class A	85,600	196,145
	GigaDevice Semiconductor, Inc., Class A	25,674	403,537
*	Ginlong Technologies Co. Ltd., Class A	18,825	310,164
	Glarun Technology Co. Ltd., Class A	69,600	162,233
	GoerTek, Inc., Class A	238,700	612,801
	Goke Microelectronics Co. Ltd., Class A	9,100	134,074
	Gongniu Group Co. Ltd., Class A	4,200	89,974
	GoodWe Technologies Co. Ltd., Class A	3,252	122,378
	Gotion High-tech Co. Ltd., Class A	73,700	293,299
#	Great Wall Motor Co. Ltd., Class H	1,506,500	1,828,253
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	911,296
	Gree Real Estate Co. Ltd., Class A	84,081	97,802
	GRG Banking Equipment Co. Ltd., Class A	142,000	242,892
	Guangdong Haid Group Co. Ltd., Class A	55,800	442,665
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	229,424
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	266,560
	Guangdong Investment Ltd.	2,600,000	2,485,539
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	133,223
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,500	68,993
	Guanghui Energy Co. Ltd., Class A	572,400	770,414
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	27,544
	Guangzhou Automobile Group Co. Ltd., Class H	2,485,162	1,551,031
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	716,156
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	18,900	142,420
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	316,275
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	358,438
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	324,278
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	459,264
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	260,443
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	35,201
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	242,204
*	Guocheng Mining Co. Ltd., Class A	44,900	117,038

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guosen Securities Co. Ltd., Class A	186,700	$253,967
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	476,495
	Guoyuan Securities Co. Ltd., Class A	308,740	312,571
*	H World Group Ltd., ADR	86,463	4,055,115
*	H World Group Ltd.	5,500	25,727
	Haier Smart Home Co. Ltd., Class A	258,200	885,729
	Haier Smart Home Co. Ltd., Class H	2,670,800	8,705,687
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	100,056
	Haitong Securities Co. Ltd., Class H	2,434,800	1,617,209
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	202,721
	Hangjin Technology Co. Ltd., Class A	47,700	278,491
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	313,932
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	22,394	156,034
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	321,921
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	286,930
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	319,069
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	301,798
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	334,170
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	159,236
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	796,367
	Han’s Laser Technology Industry Group Co. Ltd., Class A	110,517	417,693
Ω	Hansoh Pharmaceutical Group Co. Ltd.	866,000	1,579,846
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	84,419
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	203,336
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	330,777
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	343,000
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	499,448
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	703,394
	Hengan International Group Co. Ltd.	1,126,500	5,031,465
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	327,266
	Hengli Petrochemical Co. Ltd., Class A	403,700	922,513
	Hengtong Optic-electric Co. Ltd., Class A	125,000	263,356
	Hengyi Petrochemical Co. Ltd., Class A	294,988	326,846
	Hesteel Co. Ltd., Class A	1,383,853	461,892
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	665,066
	Hongfa Technology Co. Ltd., Class A	60,890	275,377
	Hongta Securities Co. Ltd., Class A	96,320	115,053
	Hoyuan Green Energy Co. Ltd., Class A	35,380	455,920
	Huadian Power International Corp. Ltd., Class H	344,000	166,829
	Huadong Medicine Co. Ltd., Class A	70,000	419,294
	Huafon Chemical Co. Ltd., Class A	485,983	505,832
	Huagong Tech Co. Ltd., Class A	30,400	146,650
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	486,089
	Hualan Biological Engineering, Inc., Class A	139,800	470,760
*	Huaneng Power International, Inc., Class H	1,862,000	1,160,351
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,757,893
	Huaxi Securities Co. Ltd., Class A	293,600	375,300
	Huaxia Bank Co. Ltd., Class A	644,456	536,514
	Huayu Automotive Systems Co. Ltd., Class A	182,000	431,136
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	148,139
	Hubei Dinglong Co. Ltd., Class A	44,900	172,230
	Hubei Energy Group Co. Ltd., Class A	232,983	143,659
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	18,500	127,755
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	464,399
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	139,600	499,355
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	248,254
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	550,843
	Hunan Gold Corp. Ltd., Class A	99,000	214,679
	Hunan Valin Steel Co. Ltd., Class A	933,000	712,090

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	41,729	$298,418
	Iflytek Co. Ltd., Class A	70,100	614,228
	IKD Co. Ltd., Class A	20,000	55,371
	Imeik Technology Development Co. Ltd., Class A	3,800	298,863
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634
	Industrial Bank Co. Ltd., Class A	643,039	1,601,806
	Industrial Securities Co. Ltd., Class A	652,548	634,328
	Infore Environment Technology Group Co. Ltd., Class A	82,224	62,972
	Ingenic Semiconductor Co. Ltd., Class A	18,000	230,296
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	364,895
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	583,492
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	303,128
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	508,336
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,357,906
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	416,991
* Ω	Innovent Biologics, Inc.	434,500	2,089,106
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	462,250
	Intco Medical Technology Co. Ltd., Class A	80,942	256,036
	JA Solar Technology Co. Ltd., Class A	105,004	612,643
	Jafron Biomedical Co. Ltd., Class A	64,465	268,198
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	359,607
	JCET Group Co. Ltd., Class A	185,200	738,922
* Ω	JD Health International, Inc.	332,200	2,397,196
	JD.com, Inc., ADR	124,763	4,456,534
	JD.com, Inc., Class A	501,921	8,958,206
	Jiangsu Azure Corp., Class A	75,000	120,705
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	350,619
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	339,550
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,033,218
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	82,221
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	517,972
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,125,294
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	109,905
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	487,915
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	29,053	161,465
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	202,524
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	138,719
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	45,100	185,218
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,268	73,215
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	157,000	272,340
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,225,669
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	392,613
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	180,614
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	384,953
	Jiangsu Zhongtian Technology Co. Ltd., Class A	154,000	325,323
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,349,984
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	165,715
*	Jilin Electric Power Co. Ltd., Class A	127,000	99,999
	Jingjin Equipment, Inc., Class A	50,780	212,254
	JiuGui Liquor Co. Ltd., Class A	11,500	185,854
	Jizhong Energy Resources Co. Ltd., Class A	453,000	484,853
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	187,873
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	363,947
	Joinn Laboratories China Co. Ltd., Class A	19,496	139,641
	Jointown Pharmaceutical Group Co. Ltd., Class A	197,667	473,175
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	153,103
	Juewei Food Co. Ltd., Class A	18,944	109,053
*	Juneyao Airlines Co. Ltd., Class A	70,540	182,902

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kaishan Group Co. Ltd., Class A	65,100	$156,677
	KBC Corp. Ltd., Class A	6,057	153,978
	Keboda Technology Co. Ltd., Class A	5,900	45,746
	Kehua Data Co. Ltd., Class A	34,200	207,605
	KingClean Electric Co. Ltd., Class A	17,100	66,886
	Kingsoft Corp. Ltd.	541,000	2,378,086
	Konfoong Materials International Co. Ltd., Class A	9,500	101,050
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	130,266
	Kunlun Energy Co. Ltd.	6,412,000	5,943,971
	Kunlun Tech Co. Ltd., Class A	52,600	495,436
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654
	KWG Living Group Holdings Ltd.	258,250	35,059
	Lao Feng Xiang Co. Ltd., Class A	26,700	259,737
	Laobaixing Pharmacy Chain JSC, Class A	62,190	313,300
	LB Group Co. Ltd., Class A	223,200	558,783
	Lenovo Group Ltd.	11,739,278	12,010,170
	Lens Technology Co. Ltd., Class A	316,800	534,278
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	417,828
	Levima Advanced Materials Corp., Class A	27,200	105,470
	Leyard Optoelectronic Co. Ltd., Class A	105,400	96,501
# *	Li Auto, Inc., ADR	128,166	3,011,901
# *	Li Auto, Inc., Class A	135,900	1,609,579
	Li Ning Co. Ltd.	1,311,000	9,375,769
*	Lingyi iTech Guangdong Co., Class A	556,018	476,916
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	136,489
Ω	Longfor Group Holdings Ltd.	2,916,000	7,979,629
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,696,709
	Longshine Technology Group Co. Ltd., Class A	89,002	308,505
	Luxi Chemical Group Co. Ltd., Class A	305,700	529,776
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,165,705
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,160,845
	Mango Excellent Media Co. Ltd., Class A	135,592	703,450
	Maxscend Microelectronics Co. Ltd., Class A	13,700	201,355
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	291,320
* Ω	Meituan, Class B	1,414,140	24,168,287
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,416,065
	Midea Group Co. Ltd., Class A	479,784	3,937,956
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	183,019
	Ming Yang Smart Energy Group Ltd., Class A	138,104	413,069
	Montage Technology Co. Ltd., Class A	27,314	240,769
	Muyuan Foods Co. Ltd., Class A	134,987	933,464
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	355,621
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	99,146	207,817
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	201,578
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	141,742
	NARI Technology Co. Ltd., Class A	191,352	723,312
	NAURA Technology Group Co. Ltd., Class A	11,700	566,846
	NavInfo Co. Ltd., Class A	105,850	181,248
	NetEase, Inc., ADR	193,704	17,264,838
	NetEase, Inc.	159,100	2,832,362
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,893,614
*	New Hope Liuhe Co. Ltd., Class A	198,866	373,728
	Ninestar Corp., Class A	74,951	428,868
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	106,238
*	Ningbo Joyson Electronic Corp., Class A	126,400	281,797
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	211,170
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	29,452	283,806
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	215,764
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	320,150

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	$122,414
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	123,114
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	610,774
# *	NIO, Inc., ADR	368,459	2,899,772
# *	NIO, Inc., Class A	260,320	2,055,289
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	166,723
*	Offcn Education Technology Co. Ltd., Class A	80,212	57,006
	Offshore Oil Engineering Co. Ltd., Class A	310,100	302,064
	Oppein Home Group, Inc., Class A	25,795	429,651
	Orient Overseas International Ltd.	204,500	4,154,866
Ω	Orient Securities Co. Ltd., Class H	1,012,800	604,628
	Ovctek China, Inc., Class A	28,452	133,139
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,800	43,476
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	285,627
*	PDD Holdings, Inc., ADR	122,979	8,381,019
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	206,461
	People.cn Co. Ltd., Class A	36,600	108,896
	People’s Insurance Co. Group of China Ltd. , Class H	7,590,000	2,985,148
	Perfect World Co. Ltd., Class A	141,585	449,235
	PetroChina Co. Ltd., Class H	15,548,000	10,800,176
Ω	Pharmaron Beijing Co. Ltd., Class H	172,950	749,810
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,709,550
	Ping An Bank Co. Ltd., Class A	722,500	1,311,882
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	502,230
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	902,120
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,909,189
	Power Construction Corp. of China Ltd., Class A	583,011	648,494
	Proya Cosmetics Co. Ltd., Class A	21,980	533,519
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	117,786
	Qingdao Haier Biomedical Co. Ltd., Class A	8,024	80,028
Ω	Qingdao Port International Co. Ltd., Class H	69,000	40,399
	Qingdao Rural Commercial Bank Corp., Class A	691,706	289,842
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	184,235
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	208,439
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	147,923
	Raytron Technology Co. Ltd., Class A	17,317	129,597
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	129,352
*	Risen Energy Co. Ltd., Class A	59,604	214,259
	Riyue Heavy Industry Co. Ltd., Class A	76,100	238,521
	Rockchip Electronics Co. Ltd., Class A	9,500	100,783
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	1,084,537
*	Roshow Technology Co. Ltd., Class A	125,900	140,154
	SAIC Motor Corp. Ltd., Class A	236,045	482,194
	Sailun Group Co. Ltd., Class A	221,600	329,668
	Sanan Optoelectronics Co. Ltd., Class A	86,000	221,528
	Sangfor Technologies, Inc., Class A	11,300	194,659
	Sany Heavy Industry Co. Ltd., Class A	286,434	683,345
	Satellite Chemical Co. Ltd., Class A	345,661	709,211
	SDIC Power Holdings Co. Ltd., Class A	251,000	427,602
	Sealand Securities Co. Ltd., Class A	328,190	165,566
*	Seazen Holdings Co. Ltd., Class A	173,200	372,605
	SF Holding Co. Ltd., Class A	151,261	1,234,032
	SG Micro Corp., Class A	12,050	216,345
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,965,999
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	527,325
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	284,056
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	87,237
Ω	Shandong Gold Mining Co. Ltd., Class H	450,500	960,295

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	$310,743
	Shandong Hi-speed Co. Ltd., Class A	59,700	62,275
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	643,756
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	414,712
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	446,531
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	140,394
	Shandong Publishing & Media Co. Ltd., Class A	43,100	72,153
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	378,736
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,647,600	4,517,841
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	253,800	112,997
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	206,457
	Shanghai Baosight Software Co. Ltd., Class A	62,166	485,034
	Shanghai Construction Group Co. Ltd., Class A	770,676	317,434
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	808,760
*	Shanghai Electric Power Co. Ltd., Class A	119,200	180,211
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	1,000,510
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	408,692
*	Shanghai International Airport Co. Ltd., Class A	28,100	218,226
	Shanghai International Port Group Co. Ltd., Class A	334,000	276,644
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	340,919
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	256,458
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	150,751
	Shanghai M&G Stationery, Inc., Class A	45,969	308,028
	Shanghai Moons’ Electric Co. Ltd., Class A	3,300	18,589
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	2,032,973
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	969,190
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	351,682
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	379,974
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	335,186
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	166,544
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	291,684
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	410,860
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	338,830	503,498
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	314,130	915,885
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	531,820
	Shanxi Securities Co. Ltd., Class A	216,280	183,967
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	311,399
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,994,282
	Shenghe Resources Holding Co. Ltd., Class A	151,600	302,380
	Shengyi Technology Co. Ltd., Class A	162,200	376,451
	Shennan Circuits Co. Ltd., Class A	31,982	380,431
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	416,216
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	410,968
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	152,556
	Shenzhen Energy Group Co. Ltd., Class A	235,019	218,039
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	223,813
	Shenzhen Gas Corp. Ltd., Class A	150,500	150,395
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	822,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	222,430
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	254,430
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	340,685
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	209,177
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	155,302
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,240,482
*	Shenzhen MTC Co. Ltd., Class A	282,100	196,185
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	166,388
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	453,503
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	184,332
	Shenzhen SC New Energy Technology Corp., Class A	12,566	186,953

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen SED Industry Co. Ltd., Class A	30,800	$140,479
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	187,764
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	296,196
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	76,047
	Shenzhen Transsion Holdings Co. Ltd., Class A	45,412	715,795
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	341,543
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	263,881
	Shenzhou International Group Holdings Ltd.	560,400	5,382,732
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	70,456	320,580
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	153,887
*	Siasun Robot & Automation Co. Ltd., Class A	32,200	51,897
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	310,720
*	Sichuan Development Lomon Co. Ltd., Class A	181,500	245,369
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,595,900	637,454
	Sichuan Hexie Shuangma Co. Ltd., Class A	36,500	101,377
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	594,233
*	Sichuan New Energy Power Co. Ltd.	86,800	183,971
	Sichuan Road & Bridge Group Co. Ltd., Class A	264,600	606,150
	Sichuan Swellfun Co. Ltd., Class A	23,700	224,689
	Sichuan Teway Food Group Co. Ltd., Class A	8,400	20,836
	Sichuan Yahua Industrial Group Co. Ltd., Class A	100,100	271,932
	Sieyuan Electric Co. Ltd., Class A	63,100	419,253
	Sino Biopharmaceutical Ltd.	9,302,500	5,163,824
	Sinocare, Inc., Class A	10,000	41,542
	Sinofibers Technology Co. Ltd., Class A	17,400	131,787
	Sinolink Securities Co. Ltd., Class A	232,100	315,519
	Sinoma International Engineering Co., Class A	299,800	625,128
	Sinoma Science & Technology Co. Ltd., Class A	190,294	580,869
	Sinomine Resource Group Co. Ltd., Class A	23,500	258,630
	Sinopharm Group Co. Ltd., Class H	2,188,000	7,750,503
	Sinosoft Co. Ltd., Class A	37,280	210,067
*	Skshu Paint Co. Ltd., Class A	7,648	113,357
	Skyworth Digital Co. Ltd., Class A	76,793	182,353
# Ω	Smoore International Holdings Ltd.	2,712,000	3,170,369
	Songcheng Performance Development Co. Ltd., Class A	85,200	179,515
	Sonoscape Medical Corp., Class A	15,300	120,846
	SooChow Securities Co. Ltd., Class A	334,850	350,871
	Southwest Securities Co. Ltd., Class A	707,636	393,219
	StarPower Semiconductor Ltd., Class A	3,300	115,669
	State Grid Information & Communication Co. Ltd., Class A	75,800	203,661
*	STO Express Co. Ltd., Class A	94,000	145,671
	Sungrow Power Supply Co. Ltd., Class A	31,600	516,144
	Sunny Optical Technology Group Co. Ltd.	741,500	7,835,659
	Sunresin New Materials Co. Ltd., Class A	8,850	115,033
	Sunwoda Electronic Co. Ltd., Class A	74,600	181,569
	Suofeiya Home Collection Co. Ltd., Class A	27,570	75,342
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	544,781
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	138,077
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	140,917
	Taiji Computer Corp. Ltd., Class A	28,500	165,823
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	379,384
	TangShan Port Group Co. Ltd., Class A	531,500	303,325
	Tayho Advanced Materials Group Co. Ltd., Class A	11,900	35,940
	TBEA Co. Ltd., Class A	217,400	710,699
	TCL Technology Group Corp., Class A	917,180	530,373
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	673,995
	Tencent Holdings Ltd.	3,556,400	157,961,459
*	Tencent Music Entertainment Group, ADR	730,433	5,412,509
	Thunder Software Technology Co. Ltd., Class A	13,300	162,555

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tian Di Science & Technology Co. Ltd., Class A	466,820	$368,613
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	263,896
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	160,962
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	188,491
	Tianma Microelectronics Co. Ltd., Class A	161,455	230,130
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	226,906
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	395,301
*	Tibet Summit Resources Co. Ltd., Class A	86,100	244,393
	Tingyi Cayman Islands Holding Corp.	2,448,000	4,278,004
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	247,130
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	233,692
	Toly Bread Co. Ltd., Class A	182,238	301,846
*	TongFu Microelectronics Co. Ltd., Class A	167,000	432,814
	Tongkun Group Co. Ltd., Class A	157,809	294,472
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	480,808
	Tongwei Co. Ltd., Class A	209,300	1,206,651
*	Topchoice Medical Corp., Class A	13,300	229,493
Ω	Topsports International Holdings Ltd.	796,000	709,585
	Transfar Zhilian Co. Ltd., Class A	287,626	229,427
	TravelSky Technology Ltd., Class H	183,000	365,291
	Trina Solar Co. Ltd., Class A	45,346	322,737
*	Trip.com Group Ltd., ADR	329,607	11,704,345
*	Trip.com Group Ltd.	99,700	3,544,826
	TRS Information Technology Corp. Ltd., Class A	32,200	108,041
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,961,080
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	579,587
	Unisplendour Corp. Ltd., Class A	98,960	424,366
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	224,784
	Valiant Co. Ltd., Class A	56,000	148,306
*	Vipshop Holdings Ltd., ADR	534,579	8,392,890
	Walvax Biotechnology Co. Ltd., Class A	27,700	127,836
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,708,957
	Want Want China Holdings Ltd.	6,370,000	4,062,501
	Wanxiang Qianchao Co. Ltd., Class A	189,000	139,093
	Weichai Power Co. Ltd., Class H	2,550,800	3,770,441
	Weifu High-Technology Group Co. Ltd., Class A	52,714	127,323
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	156,855
	Wens Foodstuffs Group Co. Ltd., Class A	164,980	471,609
	Western Securities Co. Ltd., Class A	471,900	456,900
	Western Superconducting Technologies Co. Ltd., Class A	20,923	235,784
	Wharf Holdings Ltd.	995,000	2,275,176
	Will Semiconductor Co. Ltd., Class A	41,921	554,298
	Wingtech Technology Co. Ltd., Class A	47,900	364,877
	Winner Medical Co. Ltd., Class A	5,100	44,758
	Winning Health Technology Group Co. Ltd., Class A	166,200	270,894
	Wolong Electric Group Co. Ltd., Class A	143,200	254,031
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	484,912
	Wuhan DR Laser Technology Corp. Ltd., Class A	4,760	67,200
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	170,524
	Wuhu Token Science Co. Ltd., Class A	200,630	178,255
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,251,296
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	504,755
Ω	WuXi AppTec Co. Ltd., Class H	162,260	1,427,065
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	7,820,260
	XCMG Construction Machinery Co. Ltd., Class A	472,203	467,994
	Xiamen C & D, Inc., Class A	153,900	269,864
	Xiamen Faratronic Co. Ltd., Class A	12,100	233,138
	Xiamen ITG Group Corp. Ltd., Class A	163,430	215,200
	Xiamen Tungsten Co. Ltd., Class A	107,480	303,930

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Xiangyu Co. Ltd., Class A	213,900	$329,654
	Xi’an Triangle Defense Co. Ltd., Class A	36,484	189,007
	Xiangcai Co. Ltd., Class A	98,400	119,635
	Xianhe Co. Ltd., Class A	39,900	139,907
* Ω	Xiaomi Corp., Class B	11,267,400	15,992,987
	Xinfengming Group Co. Ltd., Class A	153,500	228,502
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	611,759	501,677
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	109,954
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	204,364
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	161,041
	Xinyi Solar Holdings Ltd.	5,015,103	5,391,720
# *	XPeng, Inc., Class A	634,100	3,027,792
	Xuji Electric Co. Ltd., Class A	90,600	295,113
Ω	Yadea Group Holdings Ltd.	994,000	2,324,000
	Yangling Metron New Material, Inc., Class A	27,640	182,264
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	335,723
	Yankuang Energy Group Co. Ltd., Class H	1,768,000	6,065,255
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	37,631
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	68,955	270,651
	Yealink Network Technology Corp. Ltd., Class A	41,840	398,784
	Yifeng Pharmacy Chain Co. Ltd., Class A	36,334	261,761
	Yintai Gold Co. Ltd., Class A	195,817	364,160
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	185,594
	YongXing Special Materials Technology Co. Ltd., Class A	42,770	395,257
	Yonyou Network Technology Co. Ltd., Class A	83,500	261,088
	Youngor Group Co. Ltd., Class A	340,604	337,532
*	Youngy Co. Ltd., Class A	13,700	139,921
	YTO Express Group Co. Ltd., Class A	174,400	436,126
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	176,354
	Yum China Holdings, Inc.	268,973	16,455,768
	Yunda Holding Co. Ltd., Class A	239,790	420,800
	Yunnan Aluminium Co. Ltd., Class A	373,200	768,724
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	460,025
	Yunnan Copper Co. Ltd., Class A	308,200	561,849
	Yunnan Energy New Material Co. Ltd., Class A	30,462	458,699
	Yunnan Tin Co. Ltd., Class A	202,000	451,238
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	985,021
	Zhefu Holding Group Co. Ltd., Class A	607,423	335,233
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	454,370
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	110,161
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	455,260
	Zhejiang Chint Electrics Co. Ltd., Class A	136,021	512,874
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	155,951
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	372,283
	Zhejiang Dingli Machinery Co. Ltd., Class A	23,170	171,124
	Zhejiang Hailiang Co. Ltd., Class A	143,800	253,077
	Zhejiang HangKe Technology, Inc.Co., Class A	17,887	128,806
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	135,440	383,171
	Zhejiang Huayou Cobalt Co. Ltd., Class A	64,211	483,759
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	534,906
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	185,471
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	29,300	135,752
	Zhejiang Juhua Co. Ltd., Class A	164,000	359,326
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	438,570
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	164,818
	Zhejiang NHU Co. Ltd., Class A	264,988	653,781
	Zhejiang Supor Co. Ltd., Class A	47,603	354,187
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	112,003	296,075
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	199,808

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	29,000	$194,024
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	19,894	35,993
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	148,880
	Zheshang Securities Co. Ltd., Class A	270,063	400,054
	Zhongji Innolight Co. Ltd., Class A	55,527	722,513
	Zhongjin Gold Corp. Ltd., Class A	428,700	738,676
	Zhongsheng Group Holdings Ltd.	1,088,500	4,649,543
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	2,375,587
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	254,162
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	405,320
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	379,560	390,068
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,632,891
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	1,015,052
	ZTE Corp., Class H	706,085	2,274,147
	ZTO Express Cayman, Inc., ADR	285,625	7,906,100
	ZTO Express Cayman, Inc.	10,600	291,845

TOTAL CHINA			1,251,589,622

COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	62,362
	Banco de Bogota SA	22,543	164,106
	Bancolombia SA, Sponsored ADR	46,930	1,149,785
	Bancolombia SA	108,694	832,904
	Ecopetrol SA	2,140,333	1,042,376
	Grupo Argos SA	298,400	562,120
	Grupo Energia Bogota SA ESP	512,079	196,199
	Interconexion Electrica SA ESP	161,557	625,870

TOTAL COLOMBIA			4,635,722

CZECH REPUBLIC — (0.2%)
#	CEZ AS	106,811	5,734,265
	Komercni Banka AS	71,546	2,310,123
Ω	Moneta Money Bank AS	450,001	1,649,980

TOTAL CZECH REPUBLIC			9,694,368

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	1,319,169	1,598,544

GREECE — (0.4%)
*	Alpha Services & Holdings SA	1,682,552	2,109,305
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,942,267
* ††	FF Group	12,618	0
	Hellenic Energy Holdings SA	90,051	715,032
	Hellenic Telecommunications Organization SA	136,397	1,992,990
	JUMBO SA	96,587	2,225,315
	Motor Oil Hellas Corinth Refineries SA	91,962	2,191,782
	Mytilineos SA	67,692	1,963,934
*	National Bank of Greece SA	286,179	1,497,619
	OPAP SA	113,020	1,927,297
*	Piraeus Financial Holdings SA	358,559	848,219
*	Public Power Corp. SA	76,994	664,426
	Terna Energy SA	61,572	1,364,929

TOTAL GREECE			19,443,115

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	$6,750,155
	OTP Bank Nyrt	99,554	3,033,700
	Richter Gedeon Nyrt	90,600	2,188,217

TOTAL HUNGARY			11,972,072

INDIA — (15.3%)
	Aarti Industries Ltd.	231,928	1,595,565
*	Aarti Pharmalabs Ltd.	57,982	259,989
	ABB India Ltd.	42,105	1,760,371
	ACC Ltd.	72,319	1,563,053
	Adani Enterprises Ltd.	51,782	1,222,341
*	Adani Green Energy Ltd.	89,876	1,050,295
	Adani Ports & Special Economic Zone Ltd.	377,815	3,157,031
*	Adani Power Ltd.	716,345	1,975,662
	Adani Total Gas Ltd.	76,045	879,495
*	Adani Transmission Ltd.	132,275	1,671,552
*	Aditya Birla Capital Ltd.	568,134	1,165,931
	Alkem Laboratories Ltd.	17,972	774,634
	Ambuja Cements Ltd.	409,686	1,994,717
	APL Apollo Tubes Ltd.	45,360	663,836
	Apollo Hospitals Enterprise Ltd.	77,348	4,287,582
	Ashok Leyland Ltd.	1,078,208	1,925,287
	Asian Paints Ltd.	220,693	7,831,507
	Astral Ltd.	135,420	2,407,503
Ω	AU Small Finance Bank Ltd.	166,635	1,356,540
	Aurobindo Pharma Ltd.	292,903	2,207,028
* Ω	Avenue Supermarts Ltd.	53,575	2,308,832
	Axis Bank Ltd.	1,326,166	13,998,877
	Bajaj Auto Ltd.	64,343	3,474,981
	Bajaj Finance Ltd.	131,798	10,138,401
	Bajaj Finserv Ltd.	159,010	2,644,065
	Bajaj Holdings & Investment Ltd.	39,468	3,332,058
	Balkrishna Industries Ltd.	110,491	2,816,108
* Ω	Bandhan Bank Ltd.	603,569	1,697,445
	Bank of Baroda	970,898	2,245,915
	Bank of India	261,403	269,497
	Berger Paints India Ltd.	194,217	1,452,386
	Bharat Electronics Ltd.	4,884,542	6,177,131
	Bharat Forge Ltd.	271,888	2,664,040
	Bharat Petroleum Corp. Ltd.	434,684	1,895,666
	Bharti Airtel Ltd.	1,469,776	14,380,942
	Biocon Ltd.	396,886	1,127,781
	Bosch Ltd.	4,746	1,126,388
	Britannia Industries Ltd.	54,714	3,037,301
	Canara Bank	364,746	1,419,010
	CG Power & Industrial Solutions Ltd.	426,835	1,610,786
	Cholamandalam Investment & Finance Co. Ltd.	510,483	5,474,294
	Cipla Ltd.	490,971	5,467,722
	Coal India Ltd.	649,232	1,854,874
	Colgate-Palmolive India Ltd.	122,914	2,392,424
	Container Corp. of India Ltd.	293,158	2,194,833
	Coromandel International Ltd.	60,562	700,663
	Cummins India Ltd.	81,546	1,573,068
	Dabur India Ltd.	338,762	2,211,471
	Dalmia Bharat Ltd.	51,855	1,271,242
	Deepak Nitrite Ltd.	86,786	2,003,620
	Divi’s Laboratories Ltd.	72,911	2,918,214
	DLF Ltd.	478,113	2,492,389
	Dr Reddy’s Laboratories Ltd., ADR	102,286	6,184,212

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories Ltd.	33,811	$2,030,675
	Eicher Motors Ltd.	86,505	3,499,670
	Federal Bank Ltd.	142,671	236,248
	GAIL India Ltd.	2,768,010	3,636,689
	GAIL India Ltd., GDR	153,552	1,219,063
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	494,275
*	Godrej Consumer Products Ltd.	229,531	2,558,473
*	Godrej Properties Ltd.	90,173	1,456,617
	Grasim Industries Ltd.	235,894	4,965,016
	Gujarat Fluorochemicals Ltd.	13,111	545,212
	Gujarat Gas Ltd.	139,066	797,444
	Havells India Ltd.	137,674	2,073,697
	HCL Technologies Ltd.	649,423	8,481,804
Ω	HDFC Asset Management Co. Ltd.	57,914	1,254,480
	HDFC Bank Ltd.	1,437,186	29,706,188
Ω	HDFC Life Insurance Co. Ltd.	302,310	1,965,194
	Hero MotoCorp Ltd.	154,403	4,844,556
	Hindalco Industries Ltd.	2,190,616	11,737,454
	Hindustan Aeronautics Ltd.	73,506	2,630,355
	Hindustan Petroleum Corp. Ltd.	547,972	1,682,260
	Hindustan Unilever Ltd.	440,646	13,267,083
	Honeywell Automation India Ltd.	1,476	642,872
	Housing Development Finance Corp. Ltd.	698,934	23,765,926
	ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238
	ICICI Bank Ltd.	1,390,129	15,710,363
Ω	ICICI Lombard General Insurance Co. Ltd.	157,840	2,085,952
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	965,800
*	IDFC First Bank Ltd.	3,037,968	2,313,981
	Indian Bank	120,097	474,650
	Indian Hotels Co. Ltd.	484,337	2,013,925
	Indian Oil Corp. Ltd.	1,227,595	1,222,641
*	Indian Overseas Bank	1,569,149	497,046
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,227,137
Ω	Indian Railway Finance Corp. Ltd.	1,263,052	491,349
	Indraprastha Gas Ltd.	248,390	1,504,669
	Indus Towers Ltd.	1,085,308	2,059,578
	IndusInd Bank Ltd.	317,938	4,503,039
	Info Edge India Ltd.	53,431	2,474,155
	Infosys Ltd., Sponsored ADR	429,715	6,677,771
	Infosys Ltd.	1,779,532	27,461,060
* Ω	InterGlobe Aviation Ltd.	44,288	1,097,925
	Ipca Laboratories Ltd.	58,404	506,886
	ITC Ltd.	1,903,270	9,940,260
	Jindal Steel & Power Ltd.	801,679	5,727,959
	JSW Energy Ltd.	377,303	1,200,721
	JSW Steel Ltd.	1,033,707	9,213,903
	Jubilant Foodworks Ltd.	480,298	2,635,280
	Kansai Nerolac Paints Ltd.	90,802	422,408
	Kotak Mahindra Bank Ltd.	409,889	9,729,949
Ω	L&T Technology Services Ltd.	25,917	1,207,918
	Larsen & Toubro Ltd.	411,559	11,909,908
	Linde India Ltd.	3,525	172,881
Ω	LTIMindtree Ltd.	52,873	2,868,356
	Lupin Ltd.	226,834	1,964,517
	Mahindra & Mahindra Financial Services Ltd.	242,496	771,553
	Mahindra & Mahindra Ltd.	905,189	13,599,181
	Marico Ltd.	535,354	3,264,065
	Maruti Suzuki India Ltd.	41,842	4,415,284
*	Max Financial Services Ltd.	54,912	428,425

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Max Healthcare Institute Ltd.	291,073	$1,625,638
	Motherson Sumi Wiring India Ltd.	1,855,705	1,224,356
	Mphasis Ltd.	110,209	2,464,831
	MRF Ltd.	2,139	2,329,013
	Muthoot Finance Ltd.	242,710	3,027,180
	Nestle India Ltd.	20,232	5,386,955
	NHPC Ltd.	1,327,907	718,521
	NMDC Ltd.	1,251,805	1,668,247
* ††	NMDC Steel Ltd.	1,251,805	565,969
	NTPC Ltd.	1,541,570	3,251,436
	Oberoi Realty Ltd.	101,713	1,137,707
	Oil & Natural Gas Corp. Ltd.	877,424	1,708,506
	One 97 Communications Ltd.	11,484	91,656
	Oracle Financial Services Software Ltd.	32,810	1,437,644
	Page Industries Ltd.	7,482	3,696,241
	Persistent Systems Ltd.	53,578	3,114,565
	Petronet LNG Ltd.	1,564,099	4,539,990
	PI Industries Ltd.	68,216	2,822,956
	Pidilite Industries Ltd.	83,120	2,460,024
*	Piramal Pharma Ltd.	470,376	406,431
	Polycab India Ltd.	32,740	1,282,791
	Power Finance Corp. Ltd.	2,196,312	4,579,436
	Power Grid Corp. of India Ltd.	1,428,971	4,139,408
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,742,158
	Punjab National Bank	1,966,565	1,262,768
	REC Ltd.	1,685,443	2,733,077
	Reliance Industries Ltd.	1,374,995	40,823,304
	Samvardhana Motherson International Ltd.	2,006,116	1,810,626
	SBI Cards & Payment Services Ltd.	121,458	1,147,636
Ω	SBI Life Insurance Co. Ltd.	140,554	1,963,569
	Schaeffler India Ltd.	22,265	758,778
	Shree Cement Ltd.	5,296	1,564,288
	Shriram Finance Ltd.	254,074	4,152,999
	Siemens Ltd.	25,712	1,089,106
	Solar Industries India Ltd.	16,323	763,584
	SRF Ltd.	145,407	4,521,146
	State Bank of India	933,814	6,606,195
	State Bank of India, GDR	3,115	219,296
	Steel Authority of India Ltd.	2,006,703	2,036,723
	Sun Pharmaceutical Industries Ltd.	438,723	5,300,412
	Sundaram Finance Holdings Ltd.	40,687	42,216
	Sundaram Finance Ltd.	964	27,914
	Supreme Industries Ltd.	25,770	856,397
	Tata Chemicals Ltd.	90,622	1,057,944
	Tata Communications Ltd.	108,655	1,691,190
	Tata Consultancy Services Ltd.	551,248	21,765,739
	Tata Consumer Products Ltd.	452,579	4,223,590
	Tata Elxsi Ltd.	32,921	2,680,459
*	Tata Motors Ltd.	1,872,878	11,162,912
	Tata Power Co. Ltd.	876,822	2,169,011
	Tata Steel Ltd.	11,675,250	15,485,845
	Tech Mahindra Ltd.	610,317	7,668,476
	Thermax Ltd.	1,412	39,617
	Titan Co. Ltd.	181,344	5,864,627
	Torrent Pharmaceuticals Ltd.	137,581	2,775,954
	Trent Ltd.	124,912	2,089,674
	Tube Investments of India Ltd.	67,707	2,144,634
	TVS Motor Co. Ltd.	213,326	2,979,093
	UltraTech Cement Ltd.	59,834	5,527,201

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Union Bank of India Ltd.	739,695	$688,639
	United Breweries Ltd.	45,973	831,521
*	United Spirits Ltd.	259,011	2,466,543
	UNO Minda Ltd.	96,341	614,121
	UPL Ltd.	1,035,734	9,386,066
	Varun Beverages Ltd.	187,056	3,307,995
	Vedanta Ltd.	1,321,724	4,531,608
	Voltas Ltd.	162,390	1,589,043
	Wipro Ltd.	823,282	3,895,296
	Zydus Lifesciences Ltd.	310,331	1,978,708

TOTAL INDIA			698,062,738

INDONESIA — (2.1%)
	Adaro Energy Indonesia Tbk PT	26,638,800	5,702,409
*	Allo Bank Indonesia Tbk PT	285,800	24,965
	Aneka Tambang Tbk PT	6,383,200	918,253
	Astra International Tbk PT	16,277,210	7,508,170
	Bank Central Asia Tbk PT	24,391,800	15,094,889
*	Bank Jago Tbk PT	251,500	35,689
	Bank Mandiri Persero Tbk PT	20,972,668	7,413,833
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,803,999
	Bank Pan Indonesia Tbk PT	558,900	42,115
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	10,952,273
	Bank Syariah Indonesia Tbk PT	8,391,623	991,188
	Barito Pacific Tbk PT	14,022,256	799,617
	Bukit Asam Tbk PT	7,759,200	2,194,491
*	Bumi Resources Tbk PT	47,826,200	395,299
*	Capital Financial Indonesia Tbk PT	4,941,700	227,377
	Charoen Pokphand Indonesia Tbk PT	5,178,400	1,621,229
	Elang Mahkota Teknologi Tbk PT	10,303,900	497,420
	Gudang Garam Tbk PT	458,300	889,260
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	1,815,970
	Indo Tambangraya Megah Tbk PT	733,000	1,667,580
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,133,717
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	861,604
	Indofood Sukses Makmur Tbk PT	5,902,700	2,598,205
	Indosat Tbk PT	968,600	462,908
	Kalbe Farma Tbk PT	12,576,600	1,820,887
	Mayora Indah Tbk PT	2,611,225	463,231
*	Merdeka Copper Gold Tbk PT	3,606,495	972,883
	Mitra Keluarga Karyasehat Tbk PT	4,585,000	903,677
*	MNC Digital Entertainment Tbk PT	383,000	105,306
	Perusahaan Gas Negara Tbk PT	9,214,200	901,364
	Sarana Menara Nusantara Tbk PT	22,264,500	1,559,242
	Semen Indonesia Persero Tbk PT	4,306,129	1,751,410
	Sinar Mas Agro Resources & Technology Tbk PT	990,800	364,798
	Sumber Alfaria Trijaya Tbk PT	10,728,700	2,121,409
	Telkom Indonesia Persero Tbk PT	22,978,700	6,655,749
	Tower Bersama Infrastructure Tbk PT	5,349,200	752,311
	Transcoal Pacific Tbk PT	1,072,800	561,332
	Unilever Indonesia Tbk PT	4,594,500	1,379,999
	United Tractors Tbk PT	3,132,496	6,183,782
*	Vale Indonesia Tbk PT	2,498,500	1,194,193
	XL Axiata Tbk PT	8,075,839	966,602

TOTAL INDONESIA			96,310,635

KUWAIT — (0.2%)
	Agility Public Warehousing Co. KSC	439,383	883,211

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Al Ahli Bank of Kuwait KSCP	10,211	$10,829
	Boubyan Bank KSCP	327,730	720,803
	Gulf Bank KSCP	37,873	34,728
	Kuwait Finance House KSCP	1,956,968	4,751,131
	Kuwait Telecommunications Co.	160,831	310,169
	Mabanee Co. KPSC	121,487	301,289
	Mobile Telecommunications Co. KSCP	62,728	116,470
	National Bank of Kuwait SAKP	745,987	2,441,589
	Warba Bank KSCP	259,437	193,022

TOTAL KUWAIT			9,763,241

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	754,000	563,514
	AMMB Holdings Bhd	2,079,659	1,686,558
	Axiata Group Bhd	1,981,532	1,331,410
	Batu Kawan Bhd	120,100	586,866
#	BIMB Holdings Bhd	844,655	380,668
	Bursa Malaysia Bhd	349,100	491,761
#	Carlsberg Brewery Malaysia Bhd, Class B	142,900	677,800
#	CELCOMDIGI BHD	1,985,320	1,960,750
	CIMB Group Holdings Bhd	3,048,470	3,463,432
	D&O Green Technologies Bhd	534,500	494,457
	Dialog Group Bhd	2,206,018	1,135,735
	FGV Holdings Bhd	168,700	56,770
	Fraser & Neave Holdings Bhd	137,200	816,992
	Gamuda Bhd	2,104,704	1,960,551
	Genting Bhd	1,808,100	1,909,761
	Genting Malaysia Bhd	2,150,900	1,310,012
	Genting Plantations Bhd	294,500	396,335
*	Greatech Technology Bhd	154,400	166,744
#	HAP Seng Consolidated Bhd	696,400	772,277
#	Hartalega Holdings Bhd	2,543,900	1,075,112
	Heineken Malaysia Bhd	143,700	906,988
#	Hong Leong Bank Bhd	259,166	1,171,253
	Hong Leong Financial Group Bhd	254,683	1,035,365
#	IHH Healthcare Bhd	744,900	958,586
#	IJM Corp. Bhd	1,900,700	666,199
#	Inari Amertron Bhd	2,740,900	1,422,936
#	IOI Corp. Bhd	1,534,905	1,318,403
	IOI Properties Group Bhd	1,450,429	377,785
	Kuala Lumpur Kepong Bhd	392,146	1,894,091
	Malayan Banking Bhd	2,464,719	4,789,639
	Malaysia Airports Holdings Bhd	574,941	909,956
	Malaysian Pacific Industries Bhd	81,000	518,116
#	Maxis Bhd	1,355,100	1,338,656
	MISC Bhd	629,598	1,031,776
Ω	MR DIY Group M Bhd	1,080,650	383,698
#	My EG Services Bhd	5,751,538	1,022,528
	Nestle Malaysia Bhd	43,200	1,312,813
#	Petronas Chemicals Group Bhd	1,318,100	2,097,556
#	Petronas Dagangan Bhd	172,900	878,613
	Petronas Gas Bhd	360,800	1,367,549
#	PMB Technology Bhd	8,800	8,212
	PPB Group Bhd	495,880	1,807,925
	Press Metal Aluminium Holdings Bhd	1,958,700	2,269,699
	Public Bank Bhd	8,022,870	7,005,963
	QL Resources Bhd	765,685	970,208
	RHB Bank Bhd	1,681,678	2,068,576
	Scientex Bhd	251,200	192,281

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Bhd	4,048,561	$1,972,708
	Sime Darby Plantation Bhd	1,349,221	1,298,604
	Sunway Bhd	2,164,182	762,791
	Telekom Malaysia Bhd	517,329	576,371
#	Tenaga Nasional Bhd	985,950	1,969,272
	TIME dotCom Bhd	1,203,100	1,482,141
# *	Top Glove Corp. Bhd	5,149,500	1,135,591
	United Plantations Bhd	124,500	462,342
	ViTrox Corp. Bhd	263,100	472,878
	Westports Holdings Bhd	745,700	591,469
#	Yinson Holdings Bhd	1,557,840	915,986
	YTL Corp. Bhd	6,697,612	993,041
	YTL Power International Bhd	954,500	235,999

TOTAL MALAYSIA			73,832,068

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,644,269	2,326,884
	America Movil SAB de CV, Class B	16,121,214	17,385,931
	Arca Continental SAB de CV	344,314	3,289,075
	Becle SAB de CV	306,550	709,620
*	Cemex SAB de CV	11,931,285	7,173,569
*	Cemex SAB de CV, Sponsored ADR	66,225	397,350
	Coca-Cola Femsa SAB de CV	352,760	2,921,829
	El Puerto de Liverpool SAB de CV, Class C1	158,233	972,306
	Fomento Economico Mexicano SAB de CV	748,304	7,278,479
	Gruma SAB de CV, Class B	237,076	3,722,909
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,878	1,754,036
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	4,264,549
	Grupo Aeroportuario del Sureste SAB de CV, ADR	11,567	3,311,863
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	85,656
	Grupo Bimbo SAB de CV, Class A	745,854	4,003,165
	Grupo Carso SAB de CV	406,705	2,308,647
	Grupo Comercial Chedraui SA de CV	14,937	88,312
#	Grupo Elektra SAB de CV	35,720	2,290,554
	Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,954,340	4,776,201
	Grupo Mexico SAB de CV, Class B	2,030,191	9,928,791
*	Industrias Penoles SAB de CV	160,966	2,488,865
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	3,499,244
	Orbia Advance Corp. SAB de CV	2,067,520	4,760,718
*	Organizacion Soriana SAB de CV, Class B	360,339	623,897
# *	Sitios Latinoamerica SAB de CV	873,129	354,020
	Wal-Mart de Mexico SAB de CV	2,505,757	10,099,959

TOTAL MEXICO			118,366,062

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	90,246
#	Cia de Minas Buenaventura SAA, ADR	53,274	376,647
	Credicorp Ltd.	34,826	4,718,227

TOTAL PERU			5,185,120

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	786,220	778,471
	Aboitiz Power Corp.	1,226,700	843,536
	ACEN Corp.	4,416,306	480,770
	Ayala Corp.	111,872	1,295,752
	Ayala Land, Inc.	2,940,018	1,420,914
	Bank of the Philippine Islands	1,589,502	3,091,721

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	BDO Unibank, Inc.	1,864,754	$4,860,564
	DMCI Holdings, Inc.	1,680,900	298,234
	Emperador, Inc.	1,290,100	486,827
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	28,287	870,384
	International Container Terminal Services, Inc.	610,640	2,394,737
	JG Summit Holdings, Inc.	2,389,619	2,193,637
	Jollibee Foods Corp.	294,860	1,199,097
	Manila Electric Co.	109,980	674,592
	Metropolitan Bank & Trust Co.	2,836,738	3,005,007
Ω	Monde Nissin Corp.	382,600	64,688
	PLDT, Inc., Sponsored ADR	2,502	54,068
	PLDT, Inc.	86,285	1,877,625
	San Miguel Corp.	1,213,110	2,326,690
	San Miguel Food & Beverage, Inc.	85,800	73,084
	Semirara Mining & Power Corp.	481,300	235,130
	SM Investments Corp.	102,383	1,659,056
	SM Prime Holdings, Inc.	4,214,410	2,588,854
	Union Bank of the Philippines	83,737	125,408
	Universal Robina Corp.	573,030	1,524,923
	Wilcon Depot, Inc.	297,500	155,677

TOTAL PHILIPPINES			34,579,446

POLAND — (0.9%)
* Ω	Allegro.eu SA	105,206	829,258
	Asseco Poland SA	50,242	1,019,361
	Bank Handlowy w Warszawie SA	22,758	491,594
*	Bank Millennium SA	172,491	204,715
	Bank Polska Kasa Opieki SA	110,293	2,551,858
	Budimex SA	8,370	737,648
#	CD Projekt SA	56,327	1,536,972
	Cyfrowy Polsat SA	309,470	1,297,851
* Ω	Dino Polska SA	30,321	3,092,234
	ING Bank Slaski SA	23,288	885,774
	Inter Cars SA	1,409	174,419
# *	Jastrzebska Spolka Weglowa SA	95,696	990,410
	KGHM Polska Miedz SA	94,182	2,709,198
	KRUK SA	9,417	850,169
	LPP SA	737	2,124,542
*	mBank SA	18,110	1,515,949
	Orange Polska SA	653,211	1,138,079
*	Pepco Group NV	96,923	929,440
*	PGE Polska Grupa Energetyczna SA	642,822	1,064,865
	Polski Koncern Naftowy Orlen SA	537,177	8,195,343
	Powszechna Kasa Oszczednosci Bank Polski SA	419,222	3,241,446
	Powszechny Zaklad Ubezpieczen SA	358,952	3,306,985
	Santander Bank Polska SA	18,162	1,477,227

TOTAL POLAND			40,365,337

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	167,524
	Commercial Bank PSQC	1,246,337	2,021,090
	Industries Qatar QSC	687,805	2,423,574
	Masraf Al Rayan QSC	4,010,504	2,830,344
	Mesaieed Petrochemical Holding Co.	3,448,812	1,886,891
	Ooredoo QPSC	1,353,316	3,682,766
	Qatar Electricity & Water Co. QSC	382,308	1,757,596
	Qatar Fuel QSC	385,631	1,760,337

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	3,740,749	$4,080,532
	Qatar International Islamic Bank QSC	621,126	1,698,100
	Qatar Islamic Bank SAQ	785,263	3,881,023
	Qatar National Bank QPSC	2,678,365	11,341,126
	Qatar Navigation QSC	66,801	166,323

TOTAL QATAR			37,697,226

RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC,GDR	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	35,857	1,374,719
	ACWA Power Co.	17,045	717,027
	Advanced Petrochemical Co.	93,670	1,196,181
	Al Rajhi Bank	1,034,714	21,356,441
	Alinma Bank	765,866	6,520,020
	Almarai Co. JSC	156,279	2,465,350
	Arab National Bank	592,449	4,344,216
	Arabian Centres Co. Ltd.	74,422	431,788
	Arabian Internet & Communications Services Co.	21,153	1,583,418
*	Bank AlBilad	366,427	4,084,042
	Bank Al-Jazira	473,561	2,477,911
	Banque Saudi Fransi	491,263	5,097,430
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,749,130
*	Dar Al Arkan Real Estate Development Co.	584,678	2,523,905
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	3,087,844
	Etihad Etisalat Co.	825,705	10,183,802
	Jarir Marketing Co.	72,474	3,161,565
*	Mobile Telecommunications Co. Saudi Arabia	664,405	2,660,949
	Mouwasat Medical Services Co.	52,804	3,489,857
*	Rabigh Refining & Petrochemical Co.	502,213	1,497,034
	Riyad Bank	967,941	7,806,838
	SABIC Agri-Nutrients Co.	163,069	5,863,167
	Sahara International Petrochemical Co.	631,355	6,583,101
*	Saudi Arabian Mining Co.	512,286	9,583,224
Ω	Saudi Arabian Oil Co.	1,243,159	11,982,882
	Saudi Basic Industries Corp.	442,004	10,936,355
	Saudi British Bank	718,043	6,971,281
	Saudi Electricity Co.	366,509	2,376,027
	Saudi Industrial Investment Group	411,617	2,807,065
	Saudi Investment Bank	428,901	1,882,367
*	Saudi Kayan Petrochemical Co.	1,067,829	3,625,035

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	901,579	$11,832,915
*	Saudi Research & Media Group	42,250	2,375,784
	Saudi Telecom Co.	976,121	11,748,566
	Savola Group	272,508	2,321,217
	Yanbu National Petrochemical Co.	267,708	3,214,077

TOTAL SAUDI ARABIA			182,912,530

SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	778,123	7,569,400
	African Rainbow Minerals Ltd.	156,029	1,960,096
	Anglo American Platinum Ltd.	30,706	1,820,512
#	AngloGold Ashanti Ltd., Sponsored ADR	273,710	7,275,212
	Aspen Pharmacare Holdings Ltd.	422,830	4,232,028
	Bid Corp. Ltd.	229,014	5,217,427
	Bidvest Group Ltd.	372,608	5,104,069
	Capitec Bank Holdings Ltd.	41,839	3,647,061
	Clicks Group Ltd.	277,963	4,058,601
*	Discovery Ltd.	488,952	3,846,168
	Exxaro Resources Ltd.	326,361	3,429,180
	FirstRand Ltd.	3,071,173	10,823,648
	Gold Fields Ltd., Sponsored ADR	717,812	11,169,155
	Impala Platinum Holdings Ltd.	976,444	9,506,462
	Investec Ltd.	275,500	1,514,935
	Kumba Iron Ore Ltd.	44,362	1,078,737
	Mr Price Group Ltd.	256,073	2,106,779
	MTN Group Ltd.	1,292,967	9,081,549
	MultiChoice Group	521,156	3,260,450
	Naspers Ltd., Class N	56,057	9,992,813
	Nedbank Group Ltd.	603,296	6,969,717
	NEPI Rockcastle NV	413,564	2,496,447
	Ninety One Ltd.	225,714	510,476
*	Northam Platinum Holdings Ltd.	303,245	2,969,153
	Old Mutual Ltd.	6,452,294	4,104,317
Ω	Pepkor Holdings Ltd.	1,868,475	1,732,039
	Sanlam Ltd.	1,479,776	4,567,812
	Sasol Ltd.	81,111	1,056,235
	Sasol Ltd., Sponsored ADR	487,780	6,350,896
	Shoprite Holdings Ltd.	295,830	3,610,312
	Sibanye Stillwater Ltd.	3,103,236	6,860,735
#	Sibanye Stillwater Ltd., ADR	296,437	2,653,111
	Standard Bank Group Ltd.	688,647	6,456,573
	Vodacom Group Ltd.	315,489	2,162,473
	Woolworths Holdings Ltd.	1,130,428	4,024,974

TOTAL SOUTH AFRICA			163,219,552

SOUTH KOREA — (12.3%)
# *	Alteogen, Inc.	18,171	595,005
	Amorepacific Corp.	9,980	923,366
#	Amorepacific Group	32,258	884,414
	BGF retail Co. Ltd.	9,471	1,321,332
	BNK Financial Group, Inc.	332,888	1,656,089
	Caregen Co. Ltd.	1,359	216,822
#	Celltrion Healthcare Co. Ltd.	28,780	1,500,191
# *	Celltrion Pharm, Inc.	11,963	733,319
	Celltrion, Inc.	46,059	5,549,625
	Cheil Worldwide, Inc.	69,463	961,239
#	Chunbo Co. Ltd.	2,789	406,238
*	CJ CheilJedang Corp.	13,628	3,155,808

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	24,910	$1,705,605
*	CJ ENM Co. Ltd.	20,708	1,236,408
	CJ Logistics Corp.	12,469	720,197
*	CosmoAM&T Co. Ltd.	12,486	1,638,385
*	Cosmochemical Co. Ltd.	7,506	328,793
	Coway Co. Ltd.	63,116	2,317,395
	CS Wind Corp.	16,801	951,173
	Daeduck Electronics Co. Ltd.	12,770	207,057
	Daejoo Electronic Materials Co. Ltd.	3,936	290,909
	Daesung Holdings Co. Ltd.	2,439	62,040
*	Daewoo Engineering & Construction Co. Ltd.	313,837	992,417
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	629,274
	Daewoong Pharmaceutical Co. Ltd.	732	60,541
	Daou Data Corp.	7,226	94,045
	DB HiTek Co. Ltd.	45,779	2,084,318
	DB Insurance Co. Ltd.	62,992	3,959,775
	DL E&C Co. Ltd.	57,621	1,522,476
	DL Holdings Co. Ltd.	17,437	646,099
#	Dongjin Semichem Co. Ltd.	30,624	678,761
	Dongkuk Steel Mill Co. Ltd.	41,126	368,613
#	Dongsuh Cos., Inc.	23,600	339,374
*	Dongwha Enterprise Co. Ltd.	922	34,240
	Dongwon Industries Co. Ltd.	527	18,314
	Dongwon Systems Corp.	1,506	48,439
	Doosan Bobcat, Inc.	71,251	2,733,656
*	Doosan Enerbility Co. Ltd.	182,057	2,281,167
# *	Doosan Fuel Cell Co. Ltd.	28,267	634,986
	Douzone Bizon Co. Ltd.	12,968	296,146
#	Ecopro BM Co. Ltd.	21,294	4,276,039
#	Ecopro Co. Ltd.	10,539	5,787,998
	E-MART, Inc.	20,339	1,487,540
	F&F Co. Ltd.	16,254	1,719,835
#	Fila Holdings Corp.	50,748	1,393,873
#	Foosung Co. Ltd.	47,363	480,323
	Green Cross Corp.	3,210	297,432
	GS Engineering & Construction Corp.	80,479	1,305,992
	GS Holdings Corp.	85,332	2,535,346
	GS Retail Co. Ltd.	58,202	1,159,346
	Hana Financial Group, Inc.	322,527	10,134,971
	Hanjin Kal Corp.	7,798	230,884
	Hankook Tire & Technology Co. Ltd.	82,943	2,142,158
	Hanmi Pharm Co. Ltd.	4,367	1,056,224
	Hanmi Science Co. Ltd.	7,766	254,999
	Hanmi Semiconductor Co. Ltd.	26,921	416,686
	Hanon Systems	175,388	1,205,645
	Hansol Chemical Co. Ltd.	9,131	1,521,971
	Hanwha Aerospace Co. Ltd.	27,102	2,085,535
	Hanwha Corp.	56,544	1,148,348
	Hanwha Galleria Co. Ltd.	60,094	77,407
*	Hanwha Life Insurance Co. Ltd.	349,192	648,820
*	Hanwha Solutions Corp.	53,285	1,917,352
	Hanwha Systems Co. Ltd.	18,409	195,171
	Harim Holdings Co. Ltd.	32,759	230,246
	HD Hyundai Co. Ltd.	53,908	2,390,465
	HD Hyundai Electric Co. Ltd.	6,796	257,784
	HD Hyundai Infracore Co. Ltd.	128,751	952,603
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,448,893
#	Hite Jinro Co. Ltd.	24,304	405,214
	HL Mando Co. Ltd.	37,987	1,319,706

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB, Inc.	72,164	$1,917,849
	HMM Co. Ltd.	398,652	6,106,260
	Hotel Shilla Co. Ltd.	29,605	1,808,708
*	Hugel, Inc.	2,731	232,443
*	HYBE Co. Ltd.	4,789	968,419
	Hyosung Advanced Materials Corp.	2,410	702,943
	Hyosung Corp.	9,034	445,381
	Hyosung TNC Corp.	2,612	738,433
	Hyundai Autoever Corp.	3,735	344,291
	Hyundai Department Store Co. Ltd.	6,109	236,540
	Hyundai Elevator Co. Ltd.	15,545	390,244
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,609,314
	Hyundai Glovis Co. Ltd.	24,936	3,058,913
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,605,372
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	870,435
	Hyundai Mobis Co. Ltd.	42,995	7,002,178
	Hyundai Motor Co.	62,124	9,202,383
*	Hyundai Rotem Co. Ltd.	47,080	1,161,027
	Hyundai Steel Co.	127,563	3,487,910
	Hyundai Wia Corp.	16,610	698,379
	Industrial Bank of Korea	288,314	2,171,225
	JB Financial Group Co. Ltd.	85,283	533,617
	JYP Entertainment Corp.	24,714	1,671,850
	Kakao Corp.	86,689	3,796,071
# *	Kakao Games Corp.	18,687	567,828
	KakaoBank Corp.	32,289	534,561
	Kangwon Land, Inc.	54,166	767,284
	KB Financial Group, Inc.	205,662	7,633,381
#	KB Financial Group, Inc., ADR	13,649	508,971
	KCC Corp.	4,724	787,454
#	KEPCO Engineering & Construction Co., Inc.	6,591	347,356
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	351,437
	Kia Corp.	184,240	11,668,521
	KIWOOM Securities Co. Ltd.	24,961	1,754,173
	Kolon Industries, Inc.	4,690	150,514
	Korea Aerospace Industries Ltd.	28,437	1,168,074
*	Korea Electric Power Corp., Sponsored ADR	3,483	24,451
*	Korea Electric Power Corp.	92,178	1,286,935
*	Korea Gas Corp.	24,489	491,323
	Korea Investment Holdings Co. Ltd.	51,532	2,129,753
	Korea Zinc Co. Ltd.	3,605	1,385,609
	Korean Air Lines Co. Ltd.	211,121	3,621,500
*	Krafton, Inc.	8,551	1,235,238
#	KT Corp., Sponsored ADR	82,100	927,730
	KT&G Corp.	54,538	3,494,871
*	Kum Yang Co. Ltd.	7,999	401,906
	Kumho Petrochemical Co. Ltd.	35,567	3,637,029
#	L&F Co. Ltd.	6,967	1,390,697
#	LEENO Industrial, Inc.	10,832	1,087,879
	LG Chem Ltd.	19,251	10,693,606
	LG Corp.	73,098	4,784,376
# *	LG Display Co. Ltd., ADR	318,593	1,790,493
*	LG Display Co. Ltd.	254,096	2,832,610
	LG Electronics, Inc.	157,679	12,948,270
	LG H&H Co. Ltd.	3,661	1,709,489
	LG Innotek Co. Ltd.	10,305	2,051,012
	LG Uplus Corp.	406,429	3,352,376
	LIG Nex1 Co. Ltd.	8,337	488,780
	Lotte Chemical Corp.	18,445	2,324,751

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co. Ltd.	3,039	$354,231
	Lotte Corp.	34,062	714,537
#	Lotte Energy Materials Corp.	12,480	564,604
	LOTTE Fine Chemical Co. Ltd.	27,002	1,240,101
#	Lotte Shopping Co. Ltd.	12,790	764,691
	LS Corp.	19,269	1,294,269
	LS Electric Co. Ltd.	17,507	829,573
	LX International Corp.	39,692	870,379
	LX Semicon Co. Ltd.	11,384	900,043
	Macquarie Korea Infrastructure Fund	276,444	2,572,936
	Meritz Financial Group, Inc.	104,754	3,605,792
	Mirae Asset Securities Co. Ltd.	333,586	1,733,285
	NAVER Corp.	38,269	5,544,233
	NCSoft Corp.	5,915	1,673,781
* Ω	Netmarble Corp.	17,597	856,837
	NH Investment & Securities Co. Ltd.	177,468	1,242,518
	NongShim Co. Ltd.	2,906	860,978
#	OCI Co. Ltd.	30,830	2,759,589
	Orion Corp.	17,518	1,899,267
	Ottogi Corp.	1,618	558,809
	Pan Ocean Co. Ltd.	499,545	2,038,645
*	Paradise Co. Ltd.	24,370	280,612
# *	Pearl Abyss Corp.	18,229	590,360
	POSCO Future M Co. Ltd.	8,327	2,096,052
	POSCO Holdings, Inc.	36,804	10,415,703
#	Posco International Corp.	94,648	1,902,887
*	Rainbow Robotics	1,930	139,284
	S-1 Corp.	18,458	806,123
*	Sam Chun Dang Pharm Co. Ltd.	5,104	287,983
	Samchully Co. Ltd.	1,148	131,364
* Ω	Samsung Biologics Co. Ltd.	5,311	3,106,180
	Samsung C&T Corp.	57,591	4,729,636
	Samsung Card Co. Ltd.	26,138	582,285
	Samsung Electro-Mechanics Co. Ltd.	40,653	4,396,427
	Samsung Electronics Co. Ltd.	3,140,501	154,525,480
*	Samsung Engineering Co. Ltd.	88,657	1,935,122
	Samsung Fire & Marine Insurance Co. Ltd.	42,125	7,086,527
*	Samsung Heavy Industries Co. Ltd.	409,134	1,742,831
	Samsung Life Insurance Co. Ltd.	63,894	3,167,602
	Samsung SDI Co. Ltd.	19,354	10,044,180
	Samsung SDS Co. Ltd.	19,448	1,710,036
	Samsung Securities Co. Ltd.	74,696	1,896,139
*	Seegene, Inc.	27,629	503,506
	Seoul City Gas Co. Ltd.	497	47,474
#	SFA Engineering Corp.	10,979	328,154
	Shinhan Financial Group Co. Ltd.	380,795	9,969,379
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,230,255
	Shinsegae, Inc.	10,056	1,552,476
*	SK Biopharmaceuticals Co. Ltd.	11,551	597,318
# *	SK Bioscience Co. Ltd.	8,801	465,107
	SK Chemicals Co. Ltd.	6,497	347,022
	SK Hynix, Inc.	390,989	26,307,102
* Ω	SK IE Technology Co., Ltd.	6,824	396,743
*	SK Innovation Co. Ltd.	85,127	11,079,235
#	SK Networks Co. Ltd.	242,361	845,871
	SK Telecom Co. Ltd.	55,517	1,978,266
	SK, Inc.	40,728	4,966,733
	SKC Co. Ltd.	12,904	963,774
#	SL Corp.	10,180	237,185

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SM Entertainment Co. Ltd.	9,331	$751,864
	S-Oil Corp.	33,599	1,881,806
	Solus Advanced Materials Co. Ltd.	5,507	166,898
	Soulbrain Co. Ltd.	4,534	746,082
#	Ssangyong C&E Co. Ltd.	107,296	469,810
	ST Pharm Co. Ltd.	3,410	202,052
# *	Studio Dragon Corp.	9,633	478,075
*	Taihan Electric Wire Co. Ltd.	275,870	307,530
	Tokai Carbon Korea Co. Ltd.	1,652	123,633
	Wemade Co. Ltd.	6,379	267,332
	WONIK IPS Co. Ltd.	21,433	490,851
	Woori Financial Group, Inc.	563,198	4,953,466
	Youngone Corp.	33,353	1,103,865
	Yuhan Corp.	30,188	1,301,691

TOTAL SOUTH KOREA			558,871,746

TAIWAN — (16.6%)
	Accton Technology Corp.	390,000	3,809,871
	Acer, Inc.	3,398,811	3,352,635
#	Advanced Energy Solution Holding Co. Ltd.	18,000	404,380
	Advantech Co. Ltd.	159,190	1,927,455
#	Airtac International Group	59,602	2,163,224
	Alchip Technologies Ltd.	52,000	2,019,412
#	ASE Technology Holding Co. Ltd., ADR	27,294	187,239
#	ASE Technology Holding Co. Ltd.	2,936,782	9,654,814
	Asia Cement Corp.	2,725,758	3,904,026
	ASMedia Technology, Inc.	20,000	743,773
#	ASPEED Technology, Inc.	30,300	2,594,613
#	Asustek Computer, Inc.	627,180	5,780,691
	AUO Corp.	7,868,498	4,370,140
	Catcher Technology Co. Ltd.	760,429	4,485,861
	Cathay Financial Holding Co. Ltd.	4,347,393	6,022,790
	Chailease Holding Co. Ltd.	1,317,016	9,591,997
	Chang Hwa Commercial Bank Ltd.	4,846,777	2,810,707
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,742,016
	Chicony Electronics Co. Ltd.	810,497	2,560,830
	China Airlines Ltd.	4,097,536	2,541,938
	China Development Financial Holding Corp.	13,853,045	5,923,622
	China Steel Corp.	11,906,932	11,292,953
	Chipbond Technology Corp.	939,000	2,016,298
	Chroma ATE, Inc.	357,000	2,216,148
	Chung Hung Steel Corp.	940,000	751,811
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,582,056
	Chunghwa Telecom Co. Ltd.	683,000	2,826,141
	Compal Electronics, Inc.	5,016,541	3,914,898
#	Compeq Manufacturing Co. Ltd.	859,000	1,210,072
#	CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032
	Delta Electronics, Inc.	743,486	7,283,166
#	E Ink Holdings, Inc.	530,000	3,301,960
#	E.Sun Financial Holding Co. Ltd.	9,932,560	8,077,665
	Eclat Textile Co. Ltd.	142,402	2,267,756
	Elite Material Co. Ltd.	288,000	1,540,481
	eMemory Technology, Inc.	64,000	3,826,671
	Eternal Materials Co. Ltd.	768,161	809,977
	Eva Airways Corp.	3,730,758	3,271,508
	Evergreen Marine Corp. Taiwan Ltd.	1,466,289	7,744,232
	Far Eastern International Bank	488,111	178,107
	Far Eastern New Century Corp.	3,328,085	3,459,481
	Far EasTone Telecommunications Co. Ltd.	1,581,000	4,062,169

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Faraday Technology Corp.	122,000	$656,300
	Farglory Land Development Co. Ltd.	48,000	95,979
	Feng TAY Enterprise Co. Ltd.	301,559	1,876,090
	First Financial Holding Co. Ltd.	8,143,665	7,193,163
	Formosa Chemicals & Fibre Corp.	3,067,518	6,884,097
	Formosa Petrochemical Corp.	487,000	1,377,860
	Formosa Plastics Corp.	1,714,153	5,243,794
#	Formosa Sumco Technology Corp.	91,000	444,192
	Formosa Taffeta Co. Ltd.	699,000	644,514
	Foxconn Technology Co. Ltd.	1,025,627	1,803,411
	Fubon Financial Holding Co. Ltd.	3,783,631	7,286,894
#	Genius Electronic Optical Co. Ltd.	112,695	1,367,547
	Giant Manufacturing Co. Ltd.	408,810	2,452,212
	Gigabyte Technology Co. Ltd.	662,000	2,834,733
#	Global Unichip Corp.	76,000	2,479,475
#	Globalwafers Co. Ltd.	208,000	3,268,977
	Highwealth Construction Corp.	1,091,971	1,495,548
	Hiwin Technologies Corp.	382,291	2,936,451
	Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520
	Hotai Finance Co. Ltd.	113,000	487,920
	Hotai Motor Co. Ltd.	98,000	2,112,453
*	HTC Corp.	191,000	354,494
	Hua Nan Financial Holdings Co. Ltd.	6,943,500	4,958,313
	Innolux Corp.	10,807,863	4,734,712
	International Games System Co. Ltd.	146,000	2,549,807
	Inventec Corp.	2,595,550	2,799,672
#	King Yuan Electronics Co. Ltd.	1,629,000	2,500,107
	King’s Town Bank Co. Ltd.	329,000	377,683
	Kinsus Interconnect Technology Corp.	315,000	1,140,137
	Largan Precision Co. Ltd.	74,860	4,915,469
	Lien Hwa Industrial Holdings Corp.	866,061	1,723,004
#	Lite-On Technology Corp.	2,591,410	6,207,776
	Lotes Co. Ltd.	61,700	1,769,208
#	Lotus Pharmaceutical Co. Ltd.	78,000	661,044
#	Macronix International Co. Ltd.	2,734,074	2,875,054
	Makalot Industrial Co. Ltd.	238,000	1,728,535
	MediaTek, Inc.	759,995	16,525,209
#	Mega Financial Holding Co. Ltd.	8,514,028	9,445,767
#	Merida Industry Co. Ltd.	207,287	1,160,798
	Micro-Star International Co. Ltd.	878,000	4,173,138
#	momo.com, Inc.	63,000	1,707,047
	Nan Ya Plastics Corp.	2,002,599	5,089,757
	Nan Ya Printed Circuit Board Corp.	393,000	3,538,162
#	Nanya Technology Corp.	1,356,010	3,005,319
	Nien Made Enterprise Co. Ltd.	143,000	1,574,451
#	Novatek Microelectronics Corp.	839,000	11,470,060
#	Nuvoton Technology Corp.	171,000	745,055
# *	Oneness Biotech Co. Ltd.	141,000	1,109,326
#	Parade Technologies Ltd.	59,000	1,807,023
	Pegatron Corp.	1,911,345	4,361,983
*	PharmaEssentia Corp.	91,869	1,108,289
	Phison Electronics Corp.	152,000	1,929,397
# *	Polaris Group	142,000	440,150
	Pou Chen Corp.	2,506,487	2,596,456
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,997,110
	Powertech Technology, Inc.	1,161,819	3,478,900
	Poya International Co. Ltd.	13,000	243,322
#	President Chain Store Corp.	347,831	3,064,357
	Qisda Corp.	1,617,000	1,824,542

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	2,513,000	$7,036,528
#	Radiant Opto-Electronics Corp.	584,000	2,151,873
	Realtek Semiconductor Corp.	618,950	7,258,409
	Ruentex Development Co. Ltd.	1,167,224	1,363,923
	Ruentex Industries Ltd.	715,214	1,348,157
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,511,023
	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,747,211
#	Silergy Corp.	133,000	2,099,316
	Simplo Technology Co. Ltd.	216,000	2,168,329
	Sinbon Electronics Co. Ltd.	178,000	1,973,546
#	Sino-American Silicon Products, Inc.	758,000	3,653,279
#	SinoPac Financial Holdings Co. Ltd.	9,656,630	5,255,135
	Standard Foods Corp.	426,418	560,946
	Synnex Technology International Corp.	1,370,343	2,765,189
#	TA Chen Stainless Pipe	2,019,823	2,929,287
	Taichung Commercial Bank Co. Ltd.	3,341,796	1,534,566
	Taishin Financial Holding Co. Ltd.	10,372,425	5,851,868
	Taiwan Business Bank	7,257,274	3,298,518
	Taiwan Cement Corp.	5,147,701	6,493,856
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,131,628
	Taiwan FamilyMart Co. Ltd.	48,000	327,845
	Taiwan Fertilizer Co. Ltd.	723,000	1,392,143
#	Taiwan Glass Industry Corp.	1,363,375	903,045
	Taiwan High Speed Rail Corp.	1,323,000	1,337,900
	Taiwan Mobile Co. Ltd.	904,300	3,046,974
	Taiwan Secom Co. Ltd.	247,670	875,106
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193
*	Tatung Co. Ltd.	1,748,000	1,856,690
	Teco Electric & Machinery Co. Ltd.	1,902,000	2,738,154
	Tripod Technology Corp.	623,870	2,338,668
	Tung Ho Steel Enterprise Corp.	321,040	603,760
	U-Ming Marine Transport Corp.	289,000	513,418
	Unimicron Technology Corp.	1,861,000	8,842,253
	Union Bank Of Taiwan	344,000	180,462
	Uni-President Enterprises Corp.	4,367,033	10,469,338
	United Microelectronics Corp.	6,709,000	10,790,459
#	Vanguard International Semiconductor Corp.	1,550,000	4,392,874
#	VisEra Technologies Co. Ltd.	94,000	662,319
	Voltronic Power Technology Corp.	75,224	4,325,382
	Walsin Lihwa Corp.	2,237,818	3,634,107
	Walsin Technology Corp.	395,000	1,231,333
	Wan Hai Lines Ltd.	1,233,747	2,623,026
	Win Semiconductors Corp.	416,034	2,221,230
#	Winbond Electronics Corp.	4,548,407	3,859,831
* ††	Wintek Corp.	604,760	0
#	Wisdom Marine Lines Co. Ltd.	390,000	816,340
	Wistron Corp.	4,067,699	6,165,490
#	Wiwynn Corp.	53,000	2,017,001
	WPG Holdings Ltd.	1,859,039	3,029,760
	WT Microelectronics Co. Ltd.	194,000	420,095
	Yageo Corp.	316,055	5,123,550
	Yang Ming Marine Transport Corp.	2,364,000	4,876,896
	YFY, Inc.	1,334,000	1,339,810
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,465,121
	Yulon Finance Corp.	370,476	2,230,869
	Yulon Motor Co. Ltd.	491,000	1,291,003
	Zhen Ding Technology Holding Ltd.	971,700	3,539,893

TOTAL TAIWAN			758,236,304

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (2.3%)
	Advanced Info Service PCL	733,300	$4,595,540
	AEON Thana Sinsap Thailand PCL	149,100	842,706
*	Airports of Thailand PCL	1,898,400	4,072,269
	AP Thailand PCL	2,067,400	762,845
	Asset World Corp. PCL	5,732,900	889,798
	B Grimm Power PCL	486,900	552,526
	Bangchak Corp. PCL	1,934,400	1,713,613
	Bangkok Bank PCL	529,400	2,434,023
	Bangkok Bank PCL, NVDR	126,700	582,529
	Bangkok Chain Hospital PCL	1,872,500	1,189,933
	Bangkok Commercial Asset Management PCL	1,838,500	710,687
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,774,169
	Bangkok Expressway & Metro PCL	3,479,999	901,911
	Bangkok Life Assurance PCL, NVDR	618,200	506,907
	Banpu PCL	8,790,166	2,342,500
	Banpu Power PCL	669,100	266,484
	Berli Jucker PCL	1,097,400	1,253,345
*	Beyond Securities PCL	723,900	156,874
	BTS Group Holdings PCL	5,069,500	1,143,134
	Bumrungrad Hospital PCL	251,300	1,751,502
	Carabao Group PCL, Class F	163,600	342,555
	Central Pattana PCL	882,500	1,757,376
*	Central Plaza Hotel PCL	249,800	400,514
	Central Retail Corp. PCL	1,073,050	1,406,223
	CH Karnchang PCL	1,238,600	765,340
	Charoen Pokphand Foods PCL	2,634,700	1,566,276
	Chularat Hospital PCL, Class F	6,843,700	701,455
	CK Power PCL	1,368,200	153,057
	Com7 PCL, Class F	992,700	734,041
	CP ALL PCL	2,280,200	4,323,683
	Delta Electronics Thailand PCL	1,175,500	2,504,360
	Dohome PCL	881,450	332,988
	Electricity Generating PCL	120,500	552,259
	Energy Absolute PCL	698,900	1,386,645
	Esso Thailand PCL	1,807,500	460,510
	Forth Corp. PCL	260,000	211,289
	Global Power Synergy PCL, Class F	282,900	530,217
	Gulf Energy Development PCL	1,161,100	1,725,626
	Gunkul Engineering PCL	5,933,900	656,860
	Hana Microelectronics PCL	505,600	614,464
	Home Product Center PCL	3,733,413	1,530,647
	Indorama Ventures PCL	1,401,500	1,395,446
	Intouch Holdings PCL, Class F	356,100	782,122
	IRPC PCL	13,060,400	902,630
#	JMT Network Services PCL	366,853	424,356
	Kasikornbank PCL	121,700	445,494
	Kasikornbank PCL, NVDR	5,500	20,133
	KCE Electronics PCL	1,036,100	1,152,992
	Kiatnakin Phatra Bank PCL	304,700	535,383
	Krung Thai Bank PCL	1,429,987	753,782
	Krungthai Card PCL	619,200	956,521
	Land & Houses PCL	6,942,300	1,992,373
	Mega Lifesciences PCL	451,400	541,984
	Minor International PCL	2,018,183	1,861,711
	MK Restaurants Group PCL	299,100	431,384
	Muangthai Capital PCL	986,600	982,338
	Ngern Tid Lor PCL	854,987	530,807
	Osotspa PCL	947,200	818,285
	Plan B Media PCL, Class F	1,179,900	281,607

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	PSG Corp. PCL	5,000,400	$152,293
	PTT Exploration & Production PCL	1,189,455	5,155,263
	PTT Global Chemical PCL	1,100,472	1,337,421
	PTT Oil & Retail Business PCL	1,224,300	795,943
	PTT PCL	6,973,400	6,330,636
	Ramkhamhaeng Hospital PCL, Class F	28,200	43,769
	Ratch Group PCL	487,100	538,488
	SCB X PCL	355,366	1,077,103
	SCG Packaging PCL	807,500	1,040,486
	SCGJWD Logistics PCL	310,400	163,620
	Siam Cement PCL	347,900	3,199,080
	Siam City Cement PCL	127,189	500,971
	Siam Global House PCL	1,608,845	805,659
	Sri Trang Agro-Industry PCL	1,139,508	657,392
	Sri Trang Gloves Thailand PCL	333,900	88,981
	Srisawad Corp. PCL	538,072	874,530
	Star Petroleum Refining PCL	2,954,000	839,119
*	STARK Corp. PCL	3,710,200	258,592
	Supalai PCL	1,627,800	1,010,597
	Thai Oil PCL	1,979,917	2,696,131
	Thai Union Group PCL, Class F	3,062,540	1,237,662
	Thanachart Capital PCL	288,600	365,530
	Thonburi Healthcare Group PCL	463,300	909,030
	Tisco Financial Group PCL	239,500	632,986
	TMBThanachart Bank PCL	24,924,697	1,058,374
	TOA Paint Thailand PCL	590,800	506,066
	True Corp. PCL	12,676,342	2,951,224
	TTW PCL	1,054,700	267,169
	VGI PCL	3,956,670	389,323
	Vibhavadi Medical Center PCL	746,200	56,816
	WHA Corp. PCL	8,501,900	1,095,493

TOTAL THAILAND			104,944,775

TURKEY — (0.8%)
	Akbank TAS	4,185,053	3,460,178
	Aksa Akrilik Kimya Sanayii AS	70,213	236,962
#	Aksa Enerji Uretim AS	237,721	342,056
	Alarko Holding AS	118,668	359,687
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	756,685
	Arcelik AS	76,332	380,350
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	447,571
	BIM Birlesik Magazalar AS	255,274	2,051,124
	Borusan Yatirim ve Pazarlama AS	2,256	99,041
	Coca-Cola Icecek AS	71,761	869,211
	Dogus Otomotiv Servis ve Ticaret AS	37,792	237,901
Ω	Enerjisa Enerji AS	161,809	232,048
	Enka Insaat ve Sanayi AS	775,859	1,091,831
	Eregli Demir ve Celik Fabrikalari TAS	701,327	1,196,733
	Ford Otomotiv Sanayi AS	45,341	1,253,328
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	94,949	327,448
# *	Gubre Fabrikalari TAS	51,075	531,178
*	Hektas Ticaret TAS	644,127	893,198
	KOC Holding AS	446,849	1,739,663
	Kontrolmatik Enerji Ve Muhendislik AS	13,100	89,114
	Koza Altin Isletmeleri AS	577,665	561,796
*	Migros Ticaret AS	19,536	175,281
	Otokar Otomotiv Ve Savunma Sanayi AS	7,991	345,318
*	Oyak Cimento Fabrikalari AS	248,696	386,282
*	Pegasus Hava Tasimaciligi AS	65,057	1,485,702

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	TURKEY — (Continued)
# *	Petkim Petrokimya Holding AS	1,033,711	$691,481
*	Sasa Polyester Sanayi AS	183,609	941,675
*	TAV Havalimanlari Holding AS	190,894	692,314
	Tofas Turk Otomobil Fabrikasi AS	84,552	835,173
*	Turk Hava Yollari AO	306,328	2,014,536
	Turk Telekomunikasyon AS	579,646	485,471
	Turk Traktor ve Ziraat Makineleri AS	11,969	343,540
	Turkcell Iletisim Hizmetleri AS	1,089,227	1,855,544
	Turkiye Garanti Bankasi AS	269,677	380,227
# *	Turkiye Halk Bankasi AS	897,775	485,704
	Turkiye Is Bankasi AS, Class C	2,062,152	1,149,464
	Turkiye Petrol Rafinerileri AS	534,638	1,825,722
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,104,227
*	Turkiye Vakiflar Bankasi TAO, Class D	1,455,157	644,275
	Yapi ve Kredi Bankasi AS	4,304,560	2,100,162

	TOTAL TURKEY		35,099,201

	UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,540,828	6,104,716
	Abu Dhabi Islamic Bank PJSC	1,857,753	5,755,453
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,485,803
	ADNOC Drilling Co. PJSC	618,746	723,319
	Aldar Properties PJSC	3,758,564	5,543,832
*	Alpha Dhabi Holding PJSC	168,248	1,008,532
	Dubai Islamic Bank PJSC	4,239,396	6,431,653
	Emaar Properties PJSC	5,686,291	9,218,959
	Emirates Integrated Telecommunications Co. PJSC	170,582	234,845
	Emirates NBD Bank PJSC	1,644,120	6,323,756
	Emirates Telecommunications Group Co. PJSC	1,754,520	11,485,010
	Fertiglobe PLC	485,311	508,272
	First Abu Dhabi Bank PJSC	2,151,830	8,320,713
*	International Holding Co. PJSC	24,261	2,609,445

	TOTAL UNITED ARAB EMIRATES		66,754,308

	UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,459,048

	TOTAL COMMON STOCKS		4,478,504,181

	PREFERRED STOCKS — (1.0%)
	BRAZIL — (1.0%)
	Banco Bradesco SA	2,373,138	6,589,671
	Braskem SA Class A	82,539	327,488
	Centrais Eletricas Brasileiras SA Class B	103,746	757,326
	Cia Energetica de Minas Gerais	1,094,369	2,709,703
	Cia Paranaense de Energia	1,292,740	2,078,627
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	122,300	565,182
	Gerdau SA	685,876	3,462,520
	Itau Unibanco Holding SA	2,317,176	12,041,622
	Petroleo Brasileiro SA	2,952,047	14,026,929
	Raizen SA	396,390	253,515

	TOTAL BRAZIL		42,812,583

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	345,331	865,071

	COLOMBIA — (0.0%)
	Banco Davivienda SA	33,984	152,632

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	1,535,608	$192,196
	Grupo de Inversiones Suramericana SA	84,488	208,612

	TOTAL COLOMBIA		553,440

	SOUTH KOREA — (0.0%)
	Hanwha Galleria Co. Ltd.	462	4,033
*	Hanwha Solutions Corp.	409	11,103

	TOTAL SOUTH KOREA		15,136

	TOTAL PREFERRED STOCKS		44,246,230

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Localiza Rent a Car SA Rights 05/11/23	1,034	3,557

	TAIWAN — (0.0%)
*	Acer, Inc. Rights 06/16/23	1,516	0

	THAILAND — (0.0%)
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	50,782	0

	TOTAL RIGHTS/WARRANTS		3,557

	TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	3,072,381	35,538,231

	TOTAL INVESTMENTS — (100.0%) (Cost $2,985,843,039)		$4,558,292,199

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136
Rights/Warrants
Brazil	—	3,557	—	3,557
Securities Lending Collateral	—	35,538,231	—	35,538,231
Futures Contracts**	632,544	—	—	632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
*	3R Petroleum Oleo E Gas SA	438,418	$2,783,732
	AES Brasil Energia SA	1,043,419	2,234,194
	Aliansce Sonae Shopping Centers SA	1,460,427	5,457,789
	Allied Tecnologia SA	28,000	26,160
	Alper Consultoria e Corretora de Seguros SA	23,800	130,743
	Alupar Investimento SA	491,661	2,665,406
	Ambipar Participacoes e Empreendimentos SA	128,000	526,084
*	Anima Holding SA	1,034,673	479,188
	Arezzo Industria e Comercio SA	189,554	2,522,674
	Auren Energia SA	919,004	2,907,471
	Banco Modal SA	653,700	256,877
	Bemobi Mobile Tech SA	205,680	563,705
*	Blau Farmaceutica SA	53,900	214,831
	Boa Safra Sementes SA	26,347	57,894
	Boa Vista Servicos SA	347,070	523,270
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	214,452	1,038,767
*	BRF SA	2,061,492	2,620,366
	Brisanet Participacoes SA	139,814	69,237
*	C&A MODAS SA	253,220	141,135
	Camil Alimentos SA	516,308	745,302
*	Centro De Imagem Diagnosticos SA	30,126	138,013
	Cia Brasileira de Aluminio	435,877	461,412
*	Cia Brasileira de Distribuicao	547,826	1,647,498
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	2,131,021
	Cia de Saneamento do Parana	1,214,637	4,626,910
	Cia de Saneamento do Parana	580,996	429,824
	Cia Paranaense de Energia	164,184	234,041
	Cielo SA	3,678,592	4,026,848
*	Clear Sale SA	48,757	57,185
	CM Hospitalar SA	3,200	10,188
*	Cogna Educacao SA	6,244,153	2,553,846
*	Construtora Tenda SA	313,778	367,389
	Cruzeiro do Sul Educacional SA	209,500	102,066
	CSU Digital SA	83,114	191,630
	Cury Construtora e Incorporadora SA	400,727	994,627
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	3,004,532
Ω	Desktop - Sigmanet Comunicacao Multimidia S.A	6,500	11,494
	Dexco SA	1,176,010	1,388,728
	Diagnosticos da America SA	37,900	64,208
	Dimed SA Distribuidora da Medicamentos	269,932	561,749
	Direcional Engenharia SA	326,075	1,026,380
	EcoRodovias Infraestrutura e Logistica SA	880,278	1,088,920
	EDP - Energias do Brasil SA	906,678	4,090,031
*	Embraer SA	1,203,609	4,686,252
*	Embraer SA, Sponsored ADR	378,377	5,845,925
	Empreendimentos Pague Menos SA	348,484	205,410
	Enauta Participacoes SA	355,424	823,038
	Eternit SA	140,900	264,410
	Even Construtora e Incorporadora SA	305,894	309,709
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,065,488
	Fleury SA	787,939	2,293,772
	Fras-Le SA	147,599	277,573
*	Gafisa SA	22,400	25,733
	Gafisa SA, ADR	7,812	25,935
#	Gol Linhas Aereas Inteligentes SA, ADR	115,341	309,114

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	GPS Participacoes e Empreendimentos SA	766,600	$1,935,020
	Grendene SA	918,223	1,504,046
	Grupo De Moda Soma SA	1,521,016	2,561,557
*	Grupo Mateus SA	1,320,700	1,458,971
	Grupo SBF SA	257,424	396,370
	Guararapes Confeccoes SA	374,231	317,374
*	Hidrovias do Brasil SA	1,155,557	593,092
* ††	Hua Han Health Industry Holdings Ltd.	20,183,698	0
	Instituto Hermes Pardini SA	186,158	755,784
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	232,200	1,050,715
*	International Meal Co. Alimentacao SA, Class A	623,142	262,360
	Iochpe-Maxion SA	422,811	962,129
	Irani Papel e Embalagem SA	231,417	402,723
*	IRB-Brasil Resseguros SA	120,133	757,965
	Jalles Machado SA	209,950	330,849
	JHSF Participacoes SA	1,192,106	927,337
	JSL SA	194,936	281,394
	Kepler Weber SA	467,224	675,385
	Lavvi Empreendimentos Imobiliarios Ltda	287,100	310,826
	Light SA	1,212,280	782,618
* Ω	Locaweb Servicos de Internet SA	1,420,258	1,497,766
	LOG Commercial Properties e Participacoes SA	157,972	519,098
*	Log-in Logistica Intermodal SA	183,971	1,426,312
*	Lojas Quero Quero SA	349,679	288,139
	Lojas Renner SA	1,067,087	3,388,800
	LPS Brasil-Consultoria de Imoveis SA	164,100	57,246
	M Dias Branco SA	288,411	1,653,746
	Mahle Metal Leve SA	130,012	749,397
	Marcopolo SA	518,000	289,751
* Ω	Meliuz SA	1,498,816	258,427
	Melnick Even Desenvolvimento Imobiliario SA	73,800	51,342
	Mills Estruturas e Servicos de Engenharia SA	596,620	1,094,485
	Minerva SA	910,248	1,560,331
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	65,200	47,582
*	Moura Dubeux Engenharia SA	170,500	190,402
	Movida Participacoes SA	509,747	879,931
	MRV Engenharia e Participacoes SA	1,042,403	1,504,732
	Multilaser Industrial SA	391,650	156,258
	Natura & Co. Holding SA	538,546	1,194,178
*	Oceanpact Servicos Maritimos SA	34,400	20,828
	Odontoprev SA	1,124,788	2,255,078
*	Omega Energia SA	841,100	1,558,155
*	Orizon Valorizacao de Residuos SA	99,022	680,952
	Pet Center Comercio e Participacoes SA	505,004	624,699
*	Petro Rio SA	603,310	4,203,265
	Petroreconcavo SA	378,355	1,492,848
	Plano & Plano Desenvolvimento Imobiliario SA	32,900	40,368
	Porto Seguro SA	581,834	2,931,450
	Portobello SA	256,777	310,431
	Positivo Tecnologia SA	430,780	646,887
	Qualicorp Consultoria e Corretora de Seguros SA	599,143	476,883
	Romi SA	171,446	514,909
	Santos Brasil Participacoes SA	1,486,278	2,520,933
	Sao Carlos Empreendimentos e Participacoes SA	86,509	284,270
	Sao Martinho SA	710,576	4,473,332
	SIMPAR SA	1,574,212	2,420,748
	Sinqia SA	83,881	267,730
	SLC Agricola SA	406,879	3,548,503
	SYN prop e tech SA	130,400	88,889

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Tegma Gestao Logistica SA	119,259	$450,467
	TOTVS SA	1,646,258	8,469,262
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,640,830
	Tres Tentos Agroindustrial SA	169,796	369,359
	Trisul SA	309,282	218,267
	Tupy SA	277,472	1,240,552
	Ultrapar Participacoes SA	2,149,572	6,223,148
	Unipar Carbocloro SA	28,814	362,500
	Usinas Siderurgicas de Minas Gerais SA Usiminas	264,962	374,510
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	216,450	456,525
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	886,049	2,170,800
*	Via SA	3,988,077	1,471,202
	Vibra Energia SA	499,267	1,321,289
	Vittia Fertilizantes E Biologicos SA	13,000	29,087
	Vivara Participacoes SA	329,893	1,409,443
	Vulcabras Azaleia SA	423,585	1,130,341
	Wilson Sons Holdings Brasil SA	296,687	594,825
	Wiz Co.	232,044	274,947
	YDUQS Participacoes SA	989,037	1,610,125
	Zamp SA	20,600	17,346
*	Zamp SA	701,929	591,063

TOTAL BRAZIL			172,167,208

CHILE — (0.7%)
	Aguas Andinas SA, Class A	3,344,611	1,010,945
	Banco Itau Chile SA	179,511,959	404,722
	Besalco SA	2,200,594	1,100,174
*	Camanchaca SA	1,471,136	101,125
	CAP SA	150,738	1,055,213
*	Cementos BIO BIO SA	352,724	284,451
	Cencosud Shopping SA	30,918	49,025
	Cia Sud Americana de Vapores SA	12,332,275	1,260,191
	Colbun SA	10,471,395	1,465,931
	Cristalerias de Chile SA	130,323	479,156
	Embotelladora Andina SA, ADR, Class B	22,984	347,518
	Empresa Nacional de Telecomunicaciones SA	461,999	1,921,824
	Empresas Hites SA	1,014,682	118,783
	Empresas Lipigas SA	6,383	21,268
	Empresas Tricot SA	70,631	21,728
*	Engie Energia Chile SA	1,948,129	1,507,824
	Forus SA	414,760	747,570
	Grupo Security SA	4,943,566	1,041,134
	Hortifrut SA	127,405	201,465
	Instituto de Diagnostico SA	2,928	4,680
	Inversiones Aguas Metropolitanas SA	1,259,734	873,894
	Inversiones La Construccion SA	84,822	535,884
	Masisa SA	3,130,567	115,915
	Multiexport Foods SA	3,785,079	1,064,370
	Parque Arauco SA	1,961,582	2,779,869
	PAZ Corp. SA	1,106,246	606,383
	Plaza SA	39,231	50,299
	Ripley Corp. SA	2,369,204	480,738
	Salfacorp SA	1,516,256	615,518
	Sigdo Koppers SA	1,164,083	1,643,920
	SMU SA	5,617,171	981,135
	Sociedad Matriz SAAM SA	34,982,176	3,566,904
	Socovesa SA	2,516,932	293,084
	SONDA SA	1,180,254	603,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	1,999,834	$2,378,743

TOTAL CHILE			29,735,042

CHINA — (24.8%)
*	361 Degrees International Ltd.	3,755,000	2,121,191
Ω	3SBio, Inc.	4,858,000	4,867,530
	5I5J Holding Group Co. Ltd., Class A	700,900	317,481
* ††	A Metaverse Co.	550,000	2,032
# *	AAC Technologies Holdings, Inc.	2,432,000	5,141,679
Ω	AAG Energy Holdings Ltd.	2,416,601	506,308
	Addsino Co. Ltd., Class A	211,200	309,651
*	Advanced Technology & Materials Co. Ltd., Class A	163,700	207,833
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	391,520
*	Agile Group Holdings Ltd.	4,656,000	947,309
	Ajisen China Holdings Ltd.	2,398,000	299,970
Ω	Ak Medical Holdings Ltd.	1,776,000	2,386,872
*	Alibaba Pictures Group Ltd.	42,090,000	2,678,470
Ω	A-Living Smart City Services Co. Ltd.	2,499,000	2,007,034
	All Winner Technology Co. Ltd., Class A	114,010	435,931
#* Ω	Alliance International Education Leasing Holdings Ltd.	2,040,000	1,434,424
	Allmed Medical Products Co. Ltd., Class A	90,100	149,232
	Amoy Diagnostics Co. Ltd., Class A	95,269	387,377
*	An Hui Wenergy Co. Ltd., Class A	614,902	483,149
	Angang Steel Co. Ltd., Class H	5,932,999	1,970,877
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	607,502
	Anhui Expressway Co. Ltd., Class H	1,776,000	1,809,334
	Anhui Genuine New Materials Co. Ltd., Class A	91,300	124,581
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	375,829	506,278
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	158,800	190,118
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	222,419	378,434
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	536,082
	Anhui Jinhe Industrial Co. Ltd., Class A	54,100	201,767
	Anhui Korrun Co. Ltd., Class A	46,866	111,351
*	Anhui Tatfook Technology Co. Ltd., Class A	82,300	108,613
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	52,041
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	380,031
	Anhui Xinhua Media Co. Ltd., Class A	138,900	158,956
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	227,500	384,189
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	15,102	589,883
* Ω	Antengene Corp. Ltd.	700,000	241,763
*	Anton Oilfield Services Group	8,368,000	486,861
	Aoshikang Technology Co. Ltd., Class A	82,400	478,707
*	Aotecar New Energy Technology Co. Ltd., Class A	166,300	62,063
*	Aowei Holdings Ltd.	1,451,000	127,219
* ††	Aoyuan Healthy Life Group Co. Ltd.	194,000	8,620
	ApicHope Pharmaceutical Co. Ltd., Class A	95,180	660,039
	APT Satellite Holdings Ltd.	580,000	187,157
	Archermind Technology Nanjing Co. Ltd., Class A	20,300	131,045
#* Ω	Archosaur Games, Inc.	570,000	362,389
	Art Group Holdings Ltd.	320,000	9,767
* Ω	Ascletis Pharma, Inc.	610,000	198,247
	Asia Cement China Holdings Corp.	2,216,500	972,541
*	Asia Cuanon Technology Shanghai Co. Ltd., Class A	46,340	66,119
Ω	AsiaInfo Technologies Ltd.	597,200	1,093,254
	AviChina Industry & Technology Co. Ltd., Class H	9,654,000	5,218,102
	Bafang Electric Suzhou Co. Ltd., Class A	18,200	234,684
Ω	BAIC Motor Corp. Ltd., Class H	6,837,500	1,924,345
Ω	BAIOO Family Interactive Ltd.	2,912,000	158,313
	Bank of Chongqing Co. Ltd., Class H	2,506,000	1,422,125

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Bank of Tianjin Co. Ltd., Class H	100,000	$23,840
#* Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	101,676
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	135,146
*	Baoye Group Co. Ltd., Class H	1,132,000	604,714
*	Baozun, Inc., Sponsored ADR	142,706	660,729
	BBMG Corp., Class H	7,209,000	929,964
	Bear Electric Appliance Co. Ltd., Class A	34,847	424,560
	Befar Group Co. Ltd., Class A	403,200	293,432
	Beibuwan Port Co. Ltd., Class A	176,381	218,437
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	161,350	262,376
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	66,820	421,265
	Beijing Capital Development Co. Ltd., Class A	422,476	273,034
*	Beijing Capital International Airport Co. Ltd., Class H	7,250,000	5,648,088
	Beijing Career International Co. Ltd., Class A	41,600	244,691
	Beijing Certificate Authority Co. Ltd., Class A	77,387	369,390
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	88,000	224,924
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	53,603
	Beijing Dahao Technology Corp. Ltd., Class A	79,000	168,548
*	Beijing Energy International Holding Co. Ltd.	19,934,000	494,604
	Beijing Enterprises Holdings Ltd.	1,690,500	7,015,554
	Beijing Enterprises Water Group Ltd.	14,360,000	3,646,521
* ††	Beijing Gas Blue Sky Holdings Ltd.	3,000,000	38,064
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	368,468	525,772
	Beijing Haixin Energy Technology Co. Ltd., Class A	502,800	263,183
*	Beijing Health Holdings Ltd.	18,966,000	173,908
*	Beijing Hezong Science & Technology Co. Ltd., Class A	202,600	138,004
*	Beijing Hualian Department Store Co. Ltd., Class A	927,300	231,916
	Beijing Jingneng Clean Energy Co. Ltd., Class H	6,234,000	1,529,417
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	163,924
	Beijing Jingyuntong Technology Co. Ltd., Class A	424,100	386,176
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	275,708
	Beijing North Star Co. Ltd., Class H	4,210,000	482,899
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	198,268
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	597,513
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	188,789
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	57,400	145,671
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	326,262
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	84,348
	Beijing Strong Biotechnologies, Inc., Class A	73,000	246,793
	Beijing SuperMap Software Co. Ltd., Class A	108,717	333,625
*	Beijing Thunisoft Corp. Ltd., Class A	20,500	26,628
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	921,000	1,881,933
	Beijing Ultrapower Software Co. Ltd., Class A	330,950	657,492
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	775,000	252,344
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	112,323
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	18,700	191,452
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	111,057	190,658
	Beken Corp., Class A	30,400	129,026
	Bengang Steel Plates Co. Ltd., Class A	306,100	178,778
*	Berry Genomics Co. Ltd., Class A	29,100	53,297
	Best Pacific International Holdings Ltd., Class H	978,000	138,450
	Bestsun Energy Co. Ltd., Class A	439,200	271,549
	Biem.L.Fdlkk Garment Co. Ltd., Class A	120,999	630,007
*	Billion Industrial Holdings Ltd.	44,000	22,958
	Binjiang Service Group Co. Ltd.	259,000	792,305
	Black Peony Group Co. Ltd., Class A	325,649	314,250
Ω	Blue Moon Group Holdings Ltd.	1,043,500	620,800

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Blue Sail Medical Co. Ltd., Class A	252,600	$278,384
Ω	BOC Aviation Ltd.	503,100	3,987,550
	BOE Varitronix Ltd.	1,064,000	1,740,263
*	Bohai Leasing Co. Ltd., Class A	1,263,500	401,756
	Bosideng International Holdings Ltd.	10,818,000	5,335,195
	Bright Dairy & Food Co. Ltd., Class A	289,400	451,828
	Bright Real Estate Group Co. Ltd., Class A	962,280	309,103
	BrightGene Bio-Medical Technology Co. Ltd., Class A	122,955	427,362
††	Brilliance China Automotive Holdings Ltd.	9,216,000	3,874,057
	B-Soft Co. Ltd., Class A	348,631	433,323
# *	Burning Rock Biotech Ltd., ADR	5,945	18,489
	BYD Electronic International Co. Ltd.	1,523,500	4,620,375
	C C Land Holdings Ltd.	12,749,015	2,665,905
	C&D International Investment Group Ltd.	2,064,788	6,358,785
	C&S Paper Co. Ltd., Class A	226,678	385,967
	Cabbeen Fashion Ltd.	1,187,000	142,081
	Camel Group Co. Ltd., Class A	209,035	288,260
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	406,800	259,270
	Canny Elevator Co. Ltd., Class A	162,500	199,800
Ω	CanSino Biologics, Inc., Class H	182,800	866,352
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,303,910
*	Capital Environment Holdings Ltd.	22,400,000	399,126
*	Capitalonline Data Service Co. Ltd., Class A	130,000	306,244
	Carrianna Group Holdings Co. Ltd.	891,257	48,333
	Castech, Inc., Class A	135,800	526,553
Ω	Cathay Media & Education Group, Inc.	158,000	31,495
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	69,594
	Central China Management Co. Ltd.	3,912,626	244,949
	Central China New Life Ltd.	828,000	285,864
#	Central China Real Estate Ltd.	4,646,683	114,710
	Central China Securities Co. Ltd., Class H	4,193,000	663,486
#	CGN New Energy Holdings Co. Ltd.	5,122,000	1,624,155
	CGN Nuclear Technology Development Co. Ltd., Class A	159,900	176,179
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	272,998
#* Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	38,063
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	251,562
	Chaowei Power Holdings Ltd.	2,361,000	498,385
*	Cheetah Mobile, Inc., ADR	484	1,059
*	ChemPartner PharmaTech Co. Ltd., Class A	32,200	40,356
*	Chen Lin Education Group Holdings Ltd.	330,000	87,469
*	Cheng De Lolo Co. Ltd., Class A	256,650	334,761
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	219,748
	Chengdu CORPRO Technology Co. Ltd., Class A	79,000	264,936
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	302,111
	Chengdu Galaxy Magnets Co. Ltd., Class A	105,400	247,647
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	278,299
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	23,125	55,760
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	124,995	334,183
	Chengdu Kanghua Biological Products Co. Ltd., Class A	27,100	337,808
	Chengdu Wintrue Holding Co. Ltd., Class A	239,600	357,666
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	689,021
	Chenguang Biotech Group Co. Ltd., Class A	56,100	149,483
*	Chengzhi Co. Ltd., Class A	183,400	218,232
*	Chiho Environmental Group Ltd.	172,000	14,074
	China Aerospace International Holdings Ltd.	8,284,500	438,526
*	China Agri-Products Exchange Ltd.	45,605	489
	China Aircraft Leasing Group Holdings Ltd.	1,554,500	975,254
*	China Anchu Energy Storage Group Ltd.	1,929,000	127,830
	China Bester Group Telecom Co. Ltd., Class A	102,700	208,405

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China BlueChemical Ltd., Class H	7,212,000	$1,906,351
Ω	China Bohai Bank Co. Ltd., Class H	3,052,000	506,078
# *	China Boton Group Co. Ltd.	458,000	166,383
	China CAMC Engineering Co. Ltd., Class A	332,197	676,448
	China Chengtong Development Group Ltd.	734,000	10,333
	China Cinda Asset Management Co. Ltd., Class H	31,772,000	3,779,296
	China Communications Services Corp. Ltd., Class H	9,412,000	5,157,441
*	China Conch Environment Protection Holdings Ltd.	5,086,000	1,586,813
	China Conch Venture Holdings Ltd.	5,111,000	8,154,730
*	China CYTS Tours Holding Co. Ltd., Class A	164,200	336,869
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	3,227,182
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	62,674
	China Design Group Co. Ltd., Class A	82,800	114,049
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,440
# * ††	China Dili Group	12,625,699	398,089
	China Dongxiang Group Co. Ltd.	10,363,985	411,463
Ω	China East Education Holdings Ltd.	1,064,000	532,684
	China Education Group Holdings Ltd.	2,555,000	2,274,795
	China Electronics Huada Technology Co. Ltd.	3,400,000	495,678
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	507,196
	China Enterprise Co. Ltd., Class A	320,883	126,645
	China Everbright Environment Group Ltd.	14,046,000	5,962,868
# Ω	China Everbright Greentech Ltd.	2,425,000	467,792
	China Everbright Ltd.	3,716,000	2,669,095
Ω	China Feihe Ltd.	2,576,000	1,739,542
	China Film Co. Ltd., Class A	14,700	34,325
*	China Finance Investment Holdings Ltd.	14,000	8,922
* ††	China Financial Services Holdings Ltd.	126,200	11,977
	China Foods Ltd.	4,786,000	1,757,989
	China Gas Holdings Ltd.	1,662,600	2,138,885
	China Glass Holdings Ltd.	3,378,000	436,787
	China Gold International Resources Corp. Ltd.	555,100	2,832,237
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	104,258
	China Hanking Holdings Ltd.	2,807,000	282,768
# *	China Harmony Auto Holding Ltd.	2,862,500	322,487
	China Harzone Industry Corp. Ltd., Class A	173,563	198,696
* ††	China High Precision Automation Group Ltd.	1,103,000	44,965
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	253,912
*	China High Speed Transmission Equipment Group Co. Ltd.	1,578,000	576,733
*†† Ω	China Huarong Asset Management Co. Ltd., Class H	14,862,000	779,434
††	China Huiyuan Juice Group Ltd.	3,902,101	174,285
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	1,908,375
	China Jinmao Holdings Group Ltd.	12,463,591	2,328,466
	China Kepei Education Group Ltd.	1,226,000	403,012
	China Kings Resources Group Co. Ltd., Class A	65,000	336,260
	China Leadshine Technology Co. Ltd., Class A	44,000	120,381
	China Lesso Group Holdings Ltd.	4,232,000	3,658,664
	China Lilang Ltd.	2,086,000	1,133,173
* Ω	China Literature Ltd.	1,372,000	6,338,755
# *	China Longevity Group Co. Ltd.	1,076,350	35,240
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	60,516
	China Medical System Holdings Ltd.	5,268,500	8,746,339
	China Meidong Auto Holdings Ltd.	60,000	93,108
	China Merchants Land Ltd.	7,804,000	481,973
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,788,826
	China Merchants Property Operation & Service Co. Ltd., Class A	77,200	173,125
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,325,661
	China National Medicines Corp. Ltd., Class A	75,951	453,509

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China New Higher Education Group Ltd.	1,994,000	$693,743
*	China New Town Development Co. Ltd.	533,148	4,071
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	305,370
	China Nonferrous Mining Corp. Ltd.	2,141,000	1,095,694
*	China Oil & Gas Group Ltd.	23,578,000	782,050
	China Oriental Group Co. Ltd.	4,262,000	685,989
	China Overseas Grand Oceans Group Ltd.	7,666,434	4,437,362
	China Overseas Property Holdings Ltd.	4,970,000	5,519,189
	China Power International Development Ltd.	19,267,333	7,313,847
* ††	China Properties Group Ltd.	2,045,000	20,269
	China Publishing & Media Co. Ltd., Class A	378,215	545,046
Ω	China Railway Signal & Communication Corp. Ltd., Class H	4,866,000	2,285,159
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	199,185
*	China Rare Earth Holdings Ltd.	6,468,799	392,445
	China Reinsurance Group Corp., Class H	19,613,000	1,502,568
Ω	China Renaissance Holdings Ltd.	773,400	716,289
	China Resources Cement Holdings Ltd.	9,482,000	4,292,719
	China Resources Medical Holdings Co. Ltd.	3,501,000	3,269,323
Ω	China Resources Pharmaceutical Group Ltd.	5,156,000	5,121,774
	China Risun Group Ltd.	3,480,000	1,628,998
*	China Ruyi Holdings Ltd.	17,140,000	4,172,317
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	684,637
	China SCE Group Holdings Ltd.	5,175,200	424,199
	China Science Publishing & Media Ltd., Class A	154,000	924,506
# *	China Shanshui Cement Group Ltd.	30,000	4,433
#* Ω	China Shengmu Organic Milk Ltd.	11,703,000	462,353
	China Shineway Pharmaceutical Group Ltd.	1,331,200	1,390,629
# *	China Shuifa Singyes Energy Holdings Ltd.	1,753,000	156,954
*	China Silver Group Ltd.	5,404,000	289,656
# *	China South City Holdings Ltd.	17,588,000	1,145,270
	China Starch Holdings Ltd.	7,505,000	185,995
	China State Construction International Holdings Ltd.	1,896,000	2,357,299
	China Sunshine Paper Holdings Co. Ltd.	1,794,000	626,200
	China Suntien Green Energy Corp. Ltd., Class H	6,391,000	2,799,754
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	6,815,415
	China Testing & Certification International Group Co. Ltd., Class A	163,993	280,249
# *	China Tianrui Group Cement Co. Ltd.	256,000	187,861
	China Tianying, Inc., Class A	657,100	439,780
	China Traditional Chinese Medicine Holdings Co. Ltd.	10,816,000	5,912,645
*	China Travel International Investment Hong Kong Ltd.	9,487,900	2,024,649
	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	341,050
* ††	China Vered Financial Holding Corp. Ltd.	4,620,000	6,298
	China Water Affairs Group Ltd.	3,782,000	3,031,317
	China West Construction Group Co. Ltd., Class A	135,400	176,913
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,589
	China World Trade Center Co. Ltd., Class A	82,977	222,341
	China XLX Fertiliser Ltd.	1,865,000	895,937
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	2,009,796
* Ω	China Yuhua Education Corp. Ltd.	5,322,000	879,400
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	474,292
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	156,245
	China Zhongwang Holdings Ltd.	8,794,400	352,912
	Chinasoft International Ltd.	9,590,000	6,393,099
*	Chindata Group Holdings Ltd., ADR	41,217	260,079
	Chongqing Department Store Co. Ltd., Class A	124,000	529,620
*	Chongqing Dima Industry Co. Ltd., Class A	104,100	26,921
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	168,988	433,325
	Chongqing Gas Group Corp. Ltd., Class A	74,700	79,496

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chongqing Iron & Steel Co. Ltd., Class H	1,428,000	$162,394
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	378,612
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	3,309,074
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	116,326	126,397
	Chongqing Zaisheng Technology Corp. Ltd., Class A	193,120	124,724
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	365,796
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	213,700	234,917
	Chow Tai Seng Jewellery Co. Ltd., Class A	148,200	362,505
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	172,670
	CIFI Ever Sunshine Services Group Ltd.	2,626,000	1,020,338
	CIMC Enric Holdings Ltd.	2,904,000	2,674,809
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	19,707
	Cinda Real Estate Co. Ltd., Class A	517,500	335,491
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	360,367
	CITIC Press Corp., Class A	2,200	10,408
	CITIC Resources Holdings Ltd.	11,024,600	662,088
	City Development Environment Co. Ltd., Class A	98,400	167,455
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	1,078,245
*	CMGE Technology Group Ltd.	2,112,000	683,996
	CMST Development Co. Ltd., Class A	585,300	511,954
*	CNFinance Holdings Ltd., ADR	46,226	122,240
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	106,300	215,468
	COFCO Biotechnology Co. Ltd., Class A	327,200	373,130
	COFCO Joycome Foods Ltd.	8,051,000	2,078,208
	COFCO Sugar Holding Co. Ltd., Class A	155,600	195,809
* ††	Colour Life Services Group Co. Ltd.	1,927,604	28,559
	Comba Telecom Systems Holdings Ltd.	6,502,001	1,272,467
	Concord New Energy Group Ltd.	25,104,964	2,242,367
# *	Confidence Intelligence Holdings Ltd.	54,000	162,636
	Consun Pharmaceutical Group Ltd.	2,208,000	1,435,434
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	253,935
*	Coolpad Group Ltd.	18,540,000	146,858
	COSCO SHIPPING Development Co. Ltd., Class H	14,759,000	1,979,695
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,074,762
	COSCO SHIPPING Ports Ltd.	7,515,121	4,944,919
*	Cosmopolitan International Holdings Ltd.	892,000	166,049
	CPMC Holdings Ltd.	2,321,000	1,325,638
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	424,873
# *	Crazy Sports Group Ltd.	10,687,579	258,406
	Crystal Clear Electronic Material Co. Ltd., Class A	96,035	309,608
	CSG Holding Co. Ltd., Class A	344,300	327,191
*	CSG Smart Science&Technology Co. Ltd., Class A	67,600	68,414
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	124,200	223,931
#	CSSC Hong Kong Shipping Co. Ltd.	3,214,000	554,248
	CTS International Logistics Corp. Ltd., Class A	269,120	388,409
*	CWT International Ltd.	24,080,000	184,059
	Da Ming International Holdings Ltd.	880,000	187,623
Ω	Dali Foods Group Co. Ltd.	4,889,500	2,034,791
*	Dalian Bio-Chem Co. Ltd., Class A	60,476	129,425
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	347,564
	Dalipal Holdings Ltd.	1,198,000	442,764
	Dare Power Dekor Home Co. Ltd., Class A	112,600	135,448
	Dashang Co. Ltd., Class A	103,508	296,526
*	Datang International Power Generation Co. Ltd., Class H	10,116,000	1,897,067
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	809,404
	Dazhong Transportation Group Co. Ltd., Class A	631,520	279,226
	Dazzle Fashion Co. Ltd., Class A	128,728	295,235
	DBG Technology Co. Ltd., Class A	213,483	316,424
	DeHua TB New Decoration Materials Co. Ltd., Class A	152,716	239,612

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dexin China Holdings Co. Ltd.	2,227,000	$159,645
	Dian Diagnostics Group Co. Ltd., Class A	122,759	480,560
#	Differ Group Auto Ltd.	8,712,000	148,001
	Digital China Group Co. Ltd., Class A	62,030	239,322
	Digital China Holdings Ltd.	3,170,500	1,317,094
	Digital China Information Service Co. Ltd., Class A	276,264	538,360
	Dongfang Electronics Co. Ltd., Class A	225,500	293,013
	Dongfeng Motor Group Co. Ltd., Class H	9,260,000	4,430,448
	Dongguan Aohai Technology Co. Ltd., Class A	35,400	144,913
	Dongguan Development Holdings Co. Ltd., Class A	59,800	86,251
#	Dongjiang Environmental Co. Ltd., Class H	815,375	265,151
	Dongyue Group Ltd.	5,142,000	5,232,571
*	DouYu International Holdings Ltd., ADR	550,357	610,896
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	639,406
* Ω	East Buy Holding Ltd.	562,000	1,948,311
	E-Commodities Holdings Ltd.	3,836,000	636,986
	Edan Instruments, Inc., Class A	174,700	393,959
	Edifier Technology Co. Ltd., Class A	196,500	568,602
	Edvantage Group Holdings Ltd.	873,516	303,775
	EEKA Fashion Holdings Ltd.	428,000	602,321
	EIT Environmental Development Group Co. Ltd., Class A	55,432	151,074
	Electric Connector Technology Co. Ltd., Class A	85,813	383,412
*	Elion Energy Co. Ltd., Class A	780,761	463,241
	Era Co. Ltd., Class A	208,900	156,588
	Essex Bio-technology Ltd.	1,240,000	577,538
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	507,226
#	EVA Precision Industrial Holdings Ltd.	4,612,435	514,258
	Everbright Jiabao Co. Ltd., Class A	647,600	280,997
*	EverChina International Holdings Co. Ltd.	13,660,000	282,079
* Ω	Everest Medicines Ltd.	447,500	814,451
	Fangda Special Steel Technology Co. Ltd., Class A	575,000	443,496
#	Fanhua, Inc., Sponsored ADR	168,504	1,390,158
	Far East Horizon Ltd.	6,821,000	6,136,321
	FAWER Automotive Parts Co. Ltd., Class A	207,900	139,996
*	Feitian Technologies Co. Ltd., Class A	88,100	146,548
	Fibocom Wireless, Inc., Class A	123,427	447,846
*	FIH Mobile Ltd.	9,771,000	1,024,314
	Financial Street Holdings Co. Ltd., Class A	388,498	282,926
	Financial Street Property Co. Ltd., Class H	20,000	7,002
	FinVolution Group, ADR	376,583	1,498,800
	First Tractor Co. Ltd., Class H	1,033,176	550,140
	Foryou Corp.	71,500	292,733
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	37,536
	Fosun International Ltd.	2,190,000	1,535,899
*	Founder Holdings Ltd.	160,000	11,021
	FriendTimes, Inc.	1,044,000	131,755
	Fu Shou Yuan International Group Ltd.	4,095,000	3,323,258
	Fufeng Group Ltd.	6,360,600	3,855,246
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	173,994	492,631
	Fujian Longking Co. Ltd., Class A	172,500	414,900
	Fujian Star-net Communication Co. Ltd., Class A	134,073	411,250
# *	Fullshare Holdings Ltd.	41,672,500	536,532
	Fulongma Group Co. Ltd., Class A	133,700	191,914
	Fulu Holdings Ltd.	273,000	167,110
	Funshine Culture Group Co. Ltd., Class A	36,000	273,724
*	Fusen Pharmaceutical Co. Ltd.	141,000	23,841
	Gansu Energy Chemical Co. Ltd., Class A	702,200	342,010
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	243,120

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	$366,288
*	GCL New Energy Holdings Ltd.	1,322,100	87,850
*	GDS Holdings Ltd., Class A	2,525,200	4,889,274
	Gemdale Properties & Investment Corp. Ltd.	26,046,000	1,729,820
*	Gem-Year Industrial Co. Ltd., Class A	126,000	87,254
Ω	Genertec Universal Medical Group Co. Ltd.	4,264,000	2,837,066
*	Genimous Technology Co. Ltd., Class A	330,115	313,128
	GEPIC Energy Development Co. Ltd., Class A	193,100	142,090
	Getein Biotech, Inc., Class A	174,696	359,512
*	Glorious Property Holdings Ltd.	11,042,501	106,983
*	Glory Health Industry Ltd.	4,513,000	102,410
	Goldcard Smart Group Co. Ltd.	147,600	286,194
*	Golden Eagle Retail Group Ltd.	2,637,000	1,518,694
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	298,025
	GoldenHome Living Co. Ltd., Class A	52,892	271,041
	Goldenmax International Group Ltd., Class A	117,100	143,374
	Goldlion Holdings Ltd.	1,322,962	211,047
	Goldpac Group Ltd.	1,374,000	301,815
# *	GOME Retail Holdings Ltd.	34,090,000	456,001
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	178,752
*	Grand Baoxin Auto Group Ltd.	3,688,492	169,476
*	Grand Industrial Holding Group Co. Ltd.	106,700	125,121
	Grand Pharmaceutical Group Ltd., Class L	4,069,500	2,649,858
	Grandblue Environment Co. Ltd., Class A	163,495	474,726
*	Grandjoy Holdings Group Co. Ltd., Class A	387,500	204,851
*	Greattown Holdings Ltd., Class A	293,300	131,844
*	Greatview Aseptic Packaging Co. Ltd.	2,628,000	587,332
	Gree Real Estate Co. Ltd., Class A	69,900	81,307
	Greenland Hong Kong Holdings Ltd.	4,301,000	330,085
	Greentown China Holdings Ltd.	3,365,148	4,044,383
Ω	Greentown Management Holdings Co. Ltd.	1,911,000	1,827,855
#	Greentown Service Group Co. Ltd.	5,616,000	3,449,998
	GRG Metrology & Test Group Co. Ltd., Class A	99,900	326,927
	Grinm Advanced Materials Co. Ltd., Class A	153,300	304,983
	Guangdong Advertising Group Co. Ltd., Class A	232,900	196,453
	Guangdong Aofei Data Technology Co. Ltd., Class A	225,200	422,400
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	561,346
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	329,500	321,567
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	336,100
	Guangdong Dongpeng Holdings Co. Ltd.	171,200	205,309
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	270,543
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	218,730
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	106,800	333,322
*	Guangdong Highsun Group Co. Ltd., Class A	256,300	73,690
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	156,876
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	70,200	99,157
	Guangdong Hybribio Biotech Co. Ltd., Class A	62,771	132,936
	Guangdong Investment Ltd.	7,234,000	6,915,533
	Guangdong Land Holdings Ltd.	1,456,800	144,927
	Guangdong Provincial Expressway Development Co. Ltd., Class A	326,787	366,312
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	303,739
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	31,495
	Guangdong South New Media Co. Ltd., Class A	56,100	398,903
	Guangdong Tapai Group Co. Ltd., Class A	239,500	280,551
	Guangdong Topstar Technology Co. Ltd., Class A	56,500	100,788
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	169,630	400,349
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	836,400	325,279
*	Guangshen Railway Co. Ltd., Class H	6,028,000	1,409,009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	$544,018
	Guangxi LiuYao Group Co. Ltd., Class A	99,080	341,130
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	859,480	324,154
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	482,000	1,583,429
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	176,900	167,851
	Guangzhou Jet Biofiltration Co. Ltd., Class A	11,490	33,963
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	183,337
	Guangzhou Restaurant Group Co. Ltd., Class A	66,240	293,601
	Guangzhou Wondfo Biotech Co. Ltd., Class A	87,800	381,936
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	335,770
	Guizhou Gas Group Corp. Ltd., Class A	223,900	256,388
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	434,796	426,526
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	393,900	277,162
	Guizhou Zhenhua E-chem, Inc., Class A	20,311	103,407
#	Guolian Securities Co. Ltd., Class H	1,395,500	688,968
	Guomai Technologies, Inc., Class A	185,400	208,221
*	Guosheng Financial Holding, Inc., Class A	92,900	109,845
* Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	2,139,378
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	165,160
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,428,773
	Hainan Poly Pharm Co. Ltd., Class A	88,400	269,786
	Hainan Strait Shipping Co. Ltd., Class A	370,150	365,380
	Haitian International Holdings Ltd.	2,497,000	6,487,906
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	1,446,000	164,110
*	Hand Enterprise Solutions Co. Ltd., Class A	166,200	259,145
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	375,180
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	27,900	197,463
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	19,539	153,747
	Hangzhou Onechance Tech Corp., Class A	51,270	222,925
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	60,029
	Harbin Boshi Automation Co. Ltd., Class A	272,200	653,224
*	Harbin Electric Co. Ltd., Class H	3,089,413	1,377,414
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	170,105
*	Harbin Pharmaceutical Group Co. Ltd., Class A	756,700	356,559
* ††	Harmonicare Medical Holdings Ltd.	2,321,000	0
	HBIS Resources Co. Ltd., Class A	181,600	364,468
* Ω	HBM Holdings Ltd.	1,109,000	293,048
	Health & Happiness H&H International Holdings Ltd.	861,000	1,474,435
*	Healthcare Co. Ltd., Class A	79,400	117,069
*	Hebei Construction Group Corp. Ltd., Class H	105,000	10,861
	Hefei Urban Construction Development Co. Ltd., Class A	29,500	28,169
#	Hello Group, Inc., Sponsored ADR	587,304	4,909,861
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	38,800	121,513
	Henan Lingrui Pharmaceutical Co., Class A	160,300	387,189
	Henan Mingtai Al Industrial Co. Ltd., Class A	168,900	339,037
	Henan Pinggao Electric Co. Ltd., Class A	225,500	374,511
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	44,372
	Henan Thinker Automatic Equipment Co. Ltd., Class A	61,387	167,679
*	Henan Yicheng New Energy Co. Ltd., Class A	530,100	408,779
	Henan Yuguang Gold & Lead Co. Ltd., Class A	184,400	170,296
*	Henan Yuneng Holdings Co. Ltd., Class A	197,300	126,384
	Henan Zhongyuan Expressway Co. Ltd., Class A	781,023	384,772
	Hengan International Group Co. Ltd.	2,254,500	10,069,629
# *	Hengdeli Holdings Ltd.	12,009,399	217,733
	Hexing Electrical Co. Ltd., Class A	181,690	567,759
*	Hi Sun Technology China Ltd.	9,243,000	873,363
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	3,474,700
*	Holitech Technology Co. Ltd., Class A	776,200	348,798
	Homeland Interactive Technology Ltd.	50,000	10,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hongda Xingye Co. Ltd., Class A	712,200	$263,372
*	Honghua Group Ltd.	13,583,000	350,407
*	Hongli Zhihui Group Co. Ltd., Class A	165,600	169,823
*†† Ω	Honworld Group Ltd.	1,105,500	107,525
* Ω	Hope Education Group Co. Ltd.	9,156,000	702,967
	Hopson Development Holdings Ltd.	3,432,596	3,052,187
* Ω	Hua Hong Semiconductor Ltd.	2,229,000	9,159,200
*	Hua Yin International Holdings Ltd.	960,000	54,492
	Huaan Securities Co. Ltd., Class A	577,766	417,229
	Huabao Flavours & Fragrances Co. Ltd., Class A	26,786	92,785
	Huadian Power International Corp. Ltd., Class H	3,916,000	1,899,138
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	268,029
	Huafu Fashion Co. Ltd., Class A	522,852	232,713
# *	Huanxi Media Group Ltd.	2,850,000	360,025
	Huapont Life Sciences Co. Ltd., Class A	498,900	380,667
*	Huawen Media Group, Class A	181,300	67,855
*	Huaxi Holdings Co. Ltd.	560,000	97,756
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,112,000	650,830
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	800,969	398,510
	Huishang Bank Corp. Ltd., Class H	34,000	10,814
	Hunan Aihua Group Co. Ltd., Class A	132,187	424,126
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	102,636
*	HUYA, Inc., ADR	319,901	1,039,678
* Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	7,876,200
*	Hytera Communications Corp. Ltd., Class A	439,400	380,309
*	HyUnion Holding Co. Ltd., Class A	258,400	276,403
*	IAT Automobile Technology Co. Ltd., Class A	48,400	84,174
*	IBO Technology Co. Ltd.	784,000	132,396
* Ω	iDreamSky Technology Holdings Ltd.	2,198,400	1,001,070
Ω	IMAX China Holding, Inc.	386,000	375,488
	Infore Environment Technology Group Co. Ltd., Class A	493,200	377,722
#* Ω	Ingdan, Inc.	2,236,000	447,384
*	Inkeverse Group Ltd.	387,000	53,931
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,169,100	680,989
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	372,400	469,192
	Inner Mongolia Yitai Coal Co. Ltd., Class H	538,700	1,101,826
*	Innuovo Technology Co. Ltd., Class A	364,600	338,152
*	Inspur Digital Enterprise Technology Ltd.	1,968,000	967,101
*	Inspur Software Co. Ltd., Class A	10,900	25,426
	Intco Medical Technology Co. Ltd., Class A	129,227	408,771
	Intron Technology Holdings Ltd.	478,000	322,224
*	iQIYI, Inc., ADR	784,425	4,784,992
	IReader Technology Co. Ltd., Class A	103,700	373,721
*	IRICO Group New Energy Co. Ltd., Class H	107,700	115,793
	IVD Medical Holding Ltd.	291,000	51,253
	Jack Technology Co. Ltd., Class A	117,400	324,935
	Jade Bird Fire Co. Ltd., Class A	97,680	355,356
	Jenkem Technology Co. Ltd., Class A	14,415	262,091
*	JH Educational Technology, Inc.	1,052,000	155,628
*	Jiajiayue Group Co. Ltd., Class A	136,899	292,027
	Jiangling Motors Corp. Ltd., Class A	152,600	302,543
*	Jiangnan Group Ltd.	13,956,000	694,691
	Jiangsu Azure Corp., Class A	123,200	198,277
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	61,115
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	52,100	252,600
	Jiangsu Canlon Building Materials Co. Ltd., Class A	49,800	104,474
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	22,300	47,286
	Jiangsu Cnano Technology Co. Ltd., Class A	33,939	264,636
*	Jiangsu Etern Co. Ltd., Class A	132,100	122,737

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Expressway Co. Ltd., Class H	2,660,000	$2,694,471
	Jiangsu Guomao Reducer Co. Ltd., Class A	100,300	281,949
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	501,291
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	20,400	219,577
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	28,500	46,931
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	101,300	188,633
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	721,920	425,608
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	106,500	308,206
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	147,440	628,260
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	231,407	164,037
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	29,900	166,173
	Jiangsu Linyang Energy Co. Ltd., Class A	164,500	186,779
	Jiangsu Provincial Agricultural Reclamation & Development Corp	192,952	334,705
	Jiangsu Shagang Co. Ltd., Class A	490,300	277,694
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	223,800	321,402
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	61,427	205,724
	Jiangsu Sopo Chemical Co., Class A	128,801	129,396
	Jiangsu ToLand Alloy Co. Ltd., Class A	55,950	396,120
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	643,810	428,837
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	889,300	341,868
	Jiangxi Bank Co. Ltd., Class H	325,000	41,012
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	41,200	76,992
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	227,292
	Jiangxi Wannianqing Cement Co. Ltd., Class A	131,130	167,121
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	36,204	151,260
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	663,859
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	141,451
	Jiayou International Logistics Co. Ltd., Class A	29,540	119,637
*	Jilin Chemical Fibre, Class A	180,200	102,142
*	Jilin Electric Power Co. Ltd., Class A	584,300	460,076
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	39,346
#	Jinchuan Group International Resources Co. Ltd.	11,989,000	858,932
	Jinduicheng Molybdenum Co. Ltd., Class A	218,120	353,900
	Jingjin Equipment, Inc., Class A	53,500	223,623
* ††	Jingrui Holdings Ltd.	2,219,000	48,057
	Jingwei Textile Machinery Co. Ltd., Class A	242,100	324,413
	Jinhui Liquor Co. Ltd., Class A	111,000	411,631
	Jinke Smart Services Group Co. Ltd., Class H	192,600	295,200
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	7,813,922
*	Jinlei Technology Co. Ltd., Class A	47,000	270,692
*	Jinmao Property Services Co. Ltd.	122,779	58,348
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	526,520	850,751
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	241,192
	Jinneng Science&Technology Co. Ltd., Class A	176,300	236,451
Ω	Jiumaojiu International Holdings Ltd.	2,036,000	4,574,714
	Jiuzhitang Co. Ltd., Class A	287,600	545,249
	JNBY Design Ltd.	762,000	838,746
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	584,007
*	Joy City Property Ltd.	18,082,000	749,835
# *	Joy Spreader Group, Inc.	3,229,000	375,238
	Joyoung Co. Ltd., Class A	158,340	372,699
#	JOYY, Inc., ADR	9,795	298,062
Ω	JS Global Lifestyle Co. Ltd.	2,969,500	2,632,678
	JSTI Group, Class A	213,888	201,849
	Ju Teng International Holdings Ltd.	4,732,000	786,088
	Jushri Technologies, Inc., Class A	79,980	144,785
#* Ω	JW Cayman Therapeutics Co. Ltd.	467,500	197,403
	JY Grandmark Holdings Ltd.	431,000	69,991
*	Kaiser China Cultural Co. Ltd., Class A	278,000	261,692

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kaishan Group Co. Ltd., Class A	117,900	$283,751
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	199,471
	Kangji Medical Holdings Ltd.	886,500	1,117,068
*	Kasen International Holdings Ltd.	3,137,000	140,287
	Keda Industrial Group Co. Ltd., Class A	71,400	129,793
*	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	404,980
	Kidswant Children Products Co. Ltd., Class A	75,200	118,381
	Kinetic Development Group Ltd.	2,496,000	206,950
	Kingboard Holdings Ltd.	2,616,921	8,014,926
	Kingboard Laminates Holdings Ltd.	3,778,000	3,893,565
	KingClean Electric Co. Ltd., Class A	9,440	36,924
*	Kingsoft Cloud Holdings Ltd.	392,000	152,114
	Kingsoft Corp. Ltd.	3,366,000	14,796,002
* Ω	Kintor Pharmaceutical Ltd.	286,500	198,256
*	Ko Yo Chemical Group Ltd.	808,000	15,653
	Konka Group Co. Ltd., Class A	409,684	280,801
	KPC Pharmaceuticals, Inc., Class A	259,500	791,160
	Kunlun Energy Co. Ltd.	12,390,000	11,485,621
	Kunming Yunnei Power Co. Ltd., Class A	333,300	115,591
	Kunshan Dongwei Technology Co. Ltd.,Class A	24,504	298,440
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	158,746
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	30,200	312,182
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	151,822
# *	KWG Group Holdings Ltd.	4,971,450	656,271
	KWG Living Group Holdings Ltd.	3,815,225	517,938
*	Lakala Payment Co. Ltd., Class A	162,100	397,336
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	291,200	223,250
*	Launch Tech Co. Ltd., Class H	20,000	5,549
	Lee & Man Chemical Co. Ltd.	920,785	602,050
	Lee & Man Paper Manufacturing Ltd.	5,074,000	2,156,796
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	219,121
Ω	Legend Holdings Corp., Class H	1,760,900	1,844,837
*	Leo Group Co. Ltd., Class A	1,533,542	498,581
*	LexinFintech Holdings Ltd., ADR	397,731	950,577
	Leyard Optoelectronic Co. Ltd., Class A	349,200	319,716
	Lianhe Chemical Technology Co. Ltd., Class A	139,300	241,812
	Liao Ning Oxiranchem, Inc., Class A	97,100	113,091
	Liaoning Port Co. Ltd., Class H	650,000	58,022
	Lier Chemical Co. Ltd., Class A	168,180	354,685
*	Lifestyle China Group Ltd.	1,804,000	265,417
*	Lifetech Scientific Corp.	15,008,000	5,256,988
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	200,867
*	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	153,838
	Liuzhou Iron & Steel Co. Ltd., Class A	526,880	331,918
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,327,865
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	113,500	379,693
#	LK Technology Holdings Ltd.	1,691,500	1,729,991
	Loncin Motor Co. Ltd., Class A	491,800	341,344
	Long Yuan Construction Group Co. Ltd., Class A	398,400	286,803
	Longhua Technology Group Luoyang Co. Ltd., Class A	171,400	197,362
	Lonking Holdings Ltd.	9,159,000	1,623,933
	Luenmei Quantum Co. Ltd., Class A	311,012	275,235
	Luolai Lifestyle Technology Co. Ltd., Class A	144,040	265,175
*	Luoniushan Co. Ltd., Class A	181,128	195,785
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	247,500	253,006
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	20,600	121,484
	Lushang Health Industry Development Co. Ltd., Class A	227,000	359,668
* Ω	Luye Pharma Group Ltd.	6,966,500	3,426,335
*	LVGEM China Real Estate Investment Co. Ltd.	1,136,000	247,032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Maanshan Iron & Steel Co. Ltd., Class H	4,056,048	$865,846
	Maccura Biotechnology Co. Ltd., Class A	132,661	314,996
* Ω	Maoyan Entertainment	1,525,600	1,698,256
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	204,531
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	136,525	516,225
* Ω	Meitu, Inc.	4,748,500	1,327,893
	M-Grass Ecology & Environment Group Co. Ltd., Class A	120,300	60,318
Ω	Midea Real Estate Holding Ltd.	268,400	320,860
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	21,400	285,884
	Min Xin Holdings Ltd.	730,000	315,069
	Ming Yuan Cloud Group Holdings Ltd.	1,729,000	899,015
*	Mingfa Group International Co. Ltd.	3,979,000	147,763
	Minmetals Land Ltd.	8,218,000	500,018
Ω	Minsheng Education Group Co. Ltd.	432,000	20,447
	Minth Group Ltd.	2,963,000	8,579,622
	MLS Co. Ltd., Class A	322,200	414,246
*	MMG Ltd.	10,862,999	3,974,813
* Ω	Mobvista, Inc.	422,000	210,111
	Monalisa Group Co. Ltd., Class A	93,400	232,231
*	Montnets Cloud Technology Group Co. Ltd., Class A	73,670	159,768
	MYS Group Co. Ltd., Class A	215,887	106,061
* ††	Nan Hai Corp. Ltd.	24,100,000	20,263
	NanJi E-Commerce Co. Ltd., Class A	534,600	340,319
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	20,700	47,540
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,700	286,465
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	57,140
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	266,080
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	552,163
*	Natural Food International Holding Ltd., Class H	314,000	19,049
	NetDragon Websoft Holdings Ltd.	973,500	1,906,304
	Netjoy Holdings Ltd.	120,000	16,156
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	2,138
	New Hope Dairy Co. Ltd., Class A	23,600	56,404
*	New World Department Store China Ltd.	1,787,462	205,289
*	Newborn Town, Inc.	370,000	80,281
	Newland Digital Technology Co. Ltd., Class A	145,500	336,260
	Nexteer Automotive Group Ltd.	3,410,000	1,911,597
	Nine Dragons Paper Holdings Ltd.	6,261,000	4,343,800
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	111,814	89,271
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	60,500	284,398
	Ningbo Huaxiang Electronic Co. Ltd., Class A	181,338	343,695
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	48,600	89,748
	Ningbo Yunsheng Co. Ltd., Class A	269,400	328,110
	Ningxia Jiaze New Energy Co. Ltd., Class A	540,400	375,331
*	Niu Technologies, Sponsored ADR	109,628	407,816
*	Noah Holdings Ltd., Sponsored ADR	114,353	1,813,639
	Norinco International Cooperation Ltd., Class A	350,186	918,890
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	346,251
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	183,702
	Northeast Securities Co. Ltd., Class A	437,410	482,172
	Northking Information Technology Co. Ltd., Class A	99,966	502,084
	NSFOCUS Technologies Group Co. Ltd., Class A	196,548	360,759
*	NVC International Holdings Ltd.	1,770,000	14,431
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	102,380	132,126
*	Oceanwide Holdings Co. Ltd., Class A	1,587,777	197,244
#* Ω	Ocumension Therapeutics	288,000	324,253
	Olympic Circuit Technology Co. Ltd., Class C	123,835	315,382
	Opple Lighting Co. Ltd., Class A	104,330	314,147
	ORG Technology Co. Ltd., Class A	660,320	455,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Orient Group, Inc., Class A	758,900	$256,715
	Oriental Energy Co. Ltd., Class A	345,700	442,255
*	Ourpalm Co. Ltd., Class A	789,500	703,026
*	Overseas Chinese Town Asia Holdings Ltd.	664,183	57,102
	Pacific Online Ltd.	1,798,365	183,868
*	Pacific Securities Co. Ltd., Class A	983,971	387,321
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	96,358	327,288
	PAX Global Technology Ltd.	2,908,000	2,395,439
	PCI Technology Group Co. Ltd., Class A	396,540	402,720
* Ω	Peijia Medical Ltd.	1,166,000	1,476,231
#	Perennial Energy Holdings Ltd.	1,325,000	237,165
	PharmaBlock Sciences Nanjing, Inc., Class A	16,700	134,959
	PhiChem Corp., Class A	161,226	425,408
*	Phoenix Media Investment Holdings Ltd.	6,320,000	250,541
#* Ω	Ping An Healthcare & Technology Co. Ltd.	1,546,700	3,866,326
*	PNC Process Systems Co. Ltd., Class A	51,500	312,345
*	Polaris Bay Group Co. Ltd., Class A	155,400	153,996
	Poly Property Group Co. Ltd.	8,981,500	2,340,172
	Poly Property Services Co. Ltd., Class H	493,200	3,050,435
Ω	Pop Mart International Group Ltd.	91,400	221,719
	Pou Sheng International Holdings Ltd.	10,648,806	883,548
#	Prinx Chengshan Holding Ltd.	149,000	106,153
# *	PW Medtech Group Ltd.	3,468,000	230,876
# *	Q Technology Group Co. Ltd.	1,718,000	842,162
	Qifu Technology, Inc., ADR	313,070	5,522,555
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	213,039
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	338,210
	Qingdao Gon Technology Co. Ltd., Class A	87,300	311,531
	Qingdao Hanhe Cable Co. Ltd., Class A	820,300	482,463
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	46,153	194,028
Ω	Qingdao Port International Co. Ltd., Class H	461,000	269,915
	Qingdao Rural Commercial Bank Corp., Class A	900,600	377,374
	Qingdao Topscomm Communication, Inc., Class A	182,700	246,235
	Qingling Motors Co. Ltd., Class H	3,834,000	396,503
	Qinhuangdao Port Co. Ltd., Class H	2,885,500	504,607
*	Qudian, Inc., Sponsored ADR	96,525	121,622
#	Radiance Holdings Group Co. Ltd.	90,000	46,551
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	320,273
*	Raisecom Technology Co. Ltd., Class A	133,429	144,789
*	Rastar Group, Class A	295,400	215,577
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	278,251
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,438,920	648,432
#* Ω	Redco Properties Group Ltd.	5,362,000	908,507
* Ω	Remegen Co. Ltd., Class H	249,500	1,466,225
	Renhe Pharmacy Co. Ltd., Class A	409,700	390,328
	Rianlon Corp., Class A	37,450	219,135
	Richinfo Technology Co. Ltd., Class A	82,600	328,322
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	225,786
	Road King Infrastructure Ltd.	1,138,000	453,465
	Rongan Property Co. Ltd., Class A	781,700	317,390
*	Roshow Technology Co. Ltd., Class A	349,300	388,846
	Ruida Futures Co. Ltd., Class A	60,000	126,917
	Runjian Co. Ltd., Class A	47,300	290,688
	Sai Micro Electronics, Inc., Class A	123,600	362,636
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	158,263
	Sanquan Food Co. Ltd., Class A	115,000	279,172
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	396,186
	Sansure Biotech, Inc., Class A	114,174	309,312
	Sanxiang Impression Co. Ltd., Class A	36,100	19,993

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Equipment International Holdings Co. Ltd.	4,319,000	$5,728,697
*	Saurer Intelligent Technology Co. Ltd., Class A	187,800	70,620
*	Seazen Group Ltd.	7,440,571	1,599,434
#	S-Enjoy Service Group Co. Ltd.	993,000	618,209
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	370,990	410,094
	Shaanxi Construction Machinery Co. Ltd., Class A	134,660	98,469
	Shandong Bohui Paper Industrial Co. Ltd., Class A	238,603	220,374
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	507,596
	Shandong Dawn Polymer Co. Ltd., Class A	71,300	177,453
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	231,900	347,208
	Shandong Head Group Co. Ltd., Class A	68,160	194,836
*	Shandong Hi-Speed New Energy Group Ltd.	59,768,570	473,457
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	278,700	312,324
	Shandong Humon Smelting Co. Ltd., Class A	230,600	408,698
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	55,100	160,213
*	Shandong Longda Meishi Co. Ltd., Class A	172,910	209,290
# *	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	256,849
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	224,097
	Shandong Pharmaceutical Glass Co. Ltd., Class A	15,900	56,513
	Shandong Publishing & Media Co. Ltd., Class A	303,000	507,248
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,601,200	9,557,838
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	509,159
	Shanghai AJ Group Co. Ltd., Class A	426,800	332,638
	Shanghai AtHub Co. Ltd., Class A	77,900	392,008
	Shanghai Baolong Automotive Corp., Class A	29,700	189,896
	Shanghai Belling Co. Ltd., Class A	135,946	370,686
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	94,439	230,769
	Shanghai Environment Group Co. Ltd., Class A	184,073	257,478
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	838,000	2,536,917
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,054,000	427,645
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	43,800	377,867
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	40,600	260,502
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	347,147
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,900	801,906
	Shanghai Industrial Development Co. Ltd., Class A	447,650	231,661
	Shanghai Industrial Holdings Ltd.	1,807,000	2,647,822
	Shanghai Industrial Urban Development Group Ltd.	9,389,000	581,222
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	303,795
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	98,000	353,779
	Shanghai Liangxin Electrical Co. Ltd., Class A	220,065	365,558
	Shanghai Maling Aquarius Co. Ltd., Class A	281,725	338,444
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	277,721
	Shanghai Medicilon, Inc., Class A	6,327	137,330
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	394,084
	Shanghai Moons’ Electric Co. Ltd., Class A	44,800	252,358
	Shanghai Pioneer Holding Ltd.	1,781,000	588,551
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	405,234
	Shanghai QiFan Cable Co. Ltd., Class A	42,500	126,770
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	60,260
*	Shanghai Runda Medical Technology Co. Ltd., Class A	32,500	60,881
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	224,633	435,923
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	47,400	287,763
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	190,013
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	311,565
	Shanghai Weaver Network Co. Ltd., Class A	39,329	429,239
	Shanghai Yaoji Technology Co. Ltd., Class A	71,600	357,235
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	65,301
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	183,599
	Shanxi Blue Flame Holding Co. Ltd., Class A	189,900	221,189

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Co. Ltd., Class A	462,417	$359,980
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	252,500	464,354
	Shanying International Holding Co. Ltd., Class A	1,207,015	413,459
*	Shengda Resources Co. Ltd., Class A	221,907	602,020
	Shenguan Holdings Group Ltd.	1,628,000	80,037
	Shengyuan Environmental Protection Co. Ltd., Class A	62,200	161,709
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	21,100	533,755
	Shenzhen Agricultural Products Group Co. Ltd., Class A	473,032	440,232
	Shenzhen Airport Co. Ltd., Class A	560,000	591,103
	Shenzhen Aisidi Co. Ltd., Class A	254,900	319,723
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	138,832
*	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	186,548
	Shenzhen Cereals Holdings Co. Ltd., Class A	51,400	56,436
	Shenzhen Changhong Technology Co. Ltd., Class A	139,800	354,403
	Shenzhen Click Technology Co. Ltd., Class A	76,799	166,409
	Shenzhen Colibri Technologies Co. Ltd., Class A	17,400	39,719
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	366,871
	Shenzhen Desay Battery Technology Co., Class A	92,288	492,818
	Shenzhen Envicool Technology Co. Ltd., Class A	81,560	469,182
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	307,518	508,232
	Shenzhen Expressway Corp. Ltd., Class H	2,628,400	2,450,737
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	257,150
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	120,400	274,151
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	351,071
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,427,460	398,138
	Shenzhen Huaqiang Industry Co. Ltd., Class A	114,800	203,270
	Shenzhen International Holdings Ltd.	5,434,792	4,892,763
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	8,376
	Shenzhen Investment Ltd.	12,727,720	2,454,945
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	157,634	253,757
	Shenzhen Jinjia Group Co. Ltd., Class A	309,800	327,484
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	138,103
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	63,500	75,140
	Shenzhen Leaguer Co. Ltd., Class A	119,000	149,760
	Shenzhen Megmeet Electrical Co. Ltd., Class A	132,228	574,785
	Shenzhen Microgate Technology Co. Ltd., Class A	188,700	233,106
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	277,785
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	124,691
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	210,807
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	106,927
	Shenzhen Sunline Tech Co. Ltd., Class A	229,100	387,368
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,608	230,709
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	522,244
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	245,884
	Shenzhen Topband Co. Ltd., Class A	241,575	393,578
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	25,458
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	254,479
*	Shenzhen World Union Group, Inc., Class A	613,800	240,072
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	369,168	284,793
	Shenzhen Yinghe Technology Co. Ltd., Class A	121,600	323,808
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	238,000	294,202
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	286,909
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	362,297
* ††	Shimao Group Holdings Ltd.	1,317,500	139,107
	Shinghwa Advanced Material Group Co. Ltd., Class A	17,000	160,495
	Shinva Medical Instrument Co. Ltd., Class A	90,780	422,009
	Shoucheng Holdings Ltd.	9,427,600	2,444,534
	Shougang Fushan Resources Group Ltd.	8,021,128	2,726,355
*	Shouhang High-Tech Energy Co. Ltd., Class A	620,500	342,127

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shui On Land Ltd.	13,955,143	$1,692,145
	Sichuan Expressway Co. Ltd., Class H	3,998,000	1,024,722
	Sichuan Furong Technology Co. Ltd., Class A	55,070	117,984
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	160,943
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	108,300	488,092
*	Sichuan Lutianhua Co. Ltd., Class A	246,800	161,643
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	239,101
	Sihuan Pharmaceutical Holdings Group Ltd.	14,226,000	1,457,032
*	Silver Grant International Holdings Group Ltd.	6,192,000	224,888
Ω	Simcere Pharmaceutical Group Ltd.	1,664,000	1,966,852
# *	Sinco Pharmaceuticals Holdings Ltd.	1,440,000	73,505
* ††	Sinic Holdings Group Co. Ltd., Class H	235,000	0
	Sino Wealth Electronic Ltd., Class A	69,405	340,829
	Sinocare, Inc., Class A	6,500	27,002
	Sinochem International Corp., Class A	335,900	301,303
	Sinofert Holdings Ltd.	8,829,327	1,115,970
* ††	Sino-I Technology Ltd.	3,950,000	1,912
*	Sinolink Worldwide Holdings Ltd.	15,827,440	333,179
	Sinomach Automobile Co. Ltd., Class A	282,400	417,344
	Sino-Ocean Group Holding Ltd.	12,465,000	1,100,088
	Sinopec Engineering Group Co. Ltd., Class H	6,040,000	3,132,112
	Sinopec Kantons Holdings Ltd.	4,360,000	1,613,787
*	Sinopec Oilfield Service Corp., Class H	8,788,000	740,105
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,103,736
	Sino-Platinum Metals Co. Ltd., Class A	147,084	356,195
	Sinoseal Holding Co. Ltd., Class A	39,200	260,725
	Sinosteel Engineering & Technology Co. Ltd., Class A	304,000	389,214
	Sinotrans Ltd., Class H	8,133,000	2,814,157
	Sinotruk Hong Kong Ltd.	2,630,500	4,020,037
	Sinotruk Jinan Truck Co. Ltd., Class A	108,600	228,985
	Skyworth Group Ltd.	6,138,266	3,060,199
	Sobute New Materials Co. Ltd., Class A	59,005	125,350
*	SOHO China Ltd.	7,927,500	1,325,055
*	Sohu.com Ltd., ADR	10,500	139,230
	Solargiga Energy Holdings Ltd.	6,367,000	197,742
*	South Manganese Investment Ltd.	2,312,000	145,795
*	So-Young International, Inc., ADR	83,482	224,567
	SSY Group Ltd.	5,629,152	3,937,203
*	STO Express Co. Ltd., Class A	287,845	446,071
	Sumavision Technologies Co. Ltd., Class A	346,900	326,016
	Sun Art Retail Group Ltd.	7,172,500	3,117,746
*	Sun King Technology Group Ltd.	4,158,000	931,619
	Sun-Create Electronics Co. Ltd., Class A	65,390	296,481
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	473,114
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	155,935
	Suning Universal Co. Ltd., Class A	486,700	206,858
	Sunlands Technology Group, Sponsored ADR	599	4,373
*†† Ω	Sunshine 100 China Holdings Ltd.	635,000	5,582
*	Sunward Intelligent Equipment Co. Ltd., Class A	187,550	163,903
	Suplet Power Co. Ltd., Class A	78,316	332,456
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	307,260
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	449,238
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	349,669
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	317,179
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	108,600	205,400
	SY Holdings Group Ltd.	935,500	745,453
	Symphony Holdings Ltd.	7,140,000	845,766
*	SYoung Group Co. Ltd., Class A	44,200	92,866
	T&S Communications Co. Ltd., Class A	66,437	277,525

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tangrenshen Group Co. Ltd., Class A	249,427	$262,684
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	319,400	266,972
	Tansun Technology Co. Ltd., Class A	93,325	224,209
	TCL Electronics Holdings Ltd.	3,348,347	1,567,484
*	Tech-Bank Food Co. Ltd., Class A	326,800	247,897
	Telling Telecommunication Holding Co. Ltd., Class A	193,500	308,245
	Ten Pao Group Holdings Ltd.	660,000	103,155
	Tenfu Cayman Holdings Co. Ltd.	306,000	181,400
	Three’s Co. Media Group Co. Ltd., Class A	24,641	554,167
	Tian An China Investment Co. Ltd.	1,719,000	931,535
#	Tian Lun Gas Holdings Ltd.	1,162,000	830,962
* ††	Tian Shan Development Holding Ltd.	1,844,000	86,919
	Tiande Chemical Holdings Ltd.	236,000	64,520
	Tiangong International Co. Ltd.	4,518,000	1,373,856
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	651,021
	Tianjin Development Holdings Ltd.	2,246,000	455,618
	Tianjin Port Development Holdings Ltd.	11,696,800	895,143
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	44,835	139,357
	Tianjin Teda Co. Ltd., Class A	244,600	147,006
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	194,900	188,442
#	Tianneng Power International Ltd.	2,830,048	3,286,223
* ††	Tianyun International Holdings Ltd.	1,794,000	410,989
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	151,078
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	396,676
	Tibet Tianlu Co. Ltd., Class A	122,100	120,158
*	Tibet Water Resources Ltd.	9,150,000	525,446
	Tomson Group Ltd.	2,541,054	574,914
	Tong Ren Tang Technologies Co. Ltd., Class H	2,417,000	2,617,177
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,443,519
*	Tongdao Liepin Group	567,400	726,978
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	214,000	368,107
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	129,029
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	231,190
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	348,617
	Top Spring International Holdings Ltd.	1,539,500	187,972
	Topsec Technologies Group, Inc., Class A	237,127	406,548
Ω	Topsports International Holdings Ltd.	4,632,000	4,129,140
	Towngas Smart Energy Co. Ltd.	4,351,818	2,010,780
*	TPV Technology Co. Ltd., Class A	1,095,200	327,588
	Transfar Zhilian Co. Ltd., Class A	369,541	294,767
	TravelSky Technology Ltd., Class H	3,352,000	6,691,021
*	Trigiant Group Ltd.	4,284,000	216,244
# *	Triumph New Energy Co. Ltd., Class H	784,000	764,415
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	68,500	155,691
	Truly International Holdings Ltd.	6,393,573	810,224
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	240,385
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	239,933
# *	Tuniu Corp., Sponsored ADR	148,809	275,297
	Unilumin Group Co. Ltd., Class A	335,700	405,048
	Uni-President China Holdings Ltd.	5,025,000	5,017,298
*	United Energy Group Ltd.	29,326,900	4,419,387
	United Strength Power Holdings Ltd.	200,000	153,797
	Valiant Co. Ltd., Class A	151,651	401,622
	VanJee Technology Co. Ltd., Class A	7,200	18,923
	Vats Liquor Chain Store Management JSC Ltd., Class A	89,000	347,341
	Vatti Corp. Ltd., Class A	188,447	193,265
Ω	VCredit Holdings Ltd.	159,400	53,917
* Ω	Venus MedTech Hangzhou, Inc., Class H	360,000	503,994

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	$609,745
	Vinda International Holdings Ltd.	1,418,000	3,705,030
*	Viomi Technology Co. Ltd., ADR	7,017	6,513
*	Vipshop Holdings Ltd., ADR	278,356	4,370,189
	Visual China Group Co. Ltd., Class A	126,800	302,169
* Ω	Viva Biotech Holdings	2,995,000	617,254
*	Vnet Group, Inc., ADR	396,255	1,164,990
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	89,400	101,825
	Wangneng Environment Co. Ltd., Class A	94,545	234,133
	Wangsu Science & Technology Co. Ltd., Class A	594,400	773,339
	Wanguo International Mining Group Ltd.	118,000	39,526
	Want Want China Holdings Ltd.	69,000	44,005
	Wanxiang Qianchao Co. Ltd., Class A	240,008	176,632
	Wasion Holdings Ltd.	2,370,000	1,057,404
	Wasu Media Holding Co. Ltd., Class A	403,424	552,423
*	Weibo Corp., Sponsored ADR	4,978	87,165
# *	Weibo Corp., Class A	31,420	563,563
	Weifu High-Technology Group Co. Ltd., Class A	147,900	357,230
	Weiqiao Textile Co., Class H	1,974,000	382,979
*	Wellhope Foods Co. Ltd., Class A	329,380	484,267
	West China Cement Ltd.	9,296,000	1,151,854
	Wharf Holdings Ltd.	230,000	525,920
	Winall Hi-Tech Seed Co. Ltd., Class A	36,881	81,023
*	Wison Engineering Services Co. Ltd.	1,334,000	66,258
	WPG Shanghai Smart Water PCL, Class A	56,000	64,635
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	165,100	243,009
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	277,770
	Wuhu Token Science Co. Ltd., Class A	339,700	301,815
	Wuling Motors Holdings Ltd.	1,010,000	102,087
	Wushang Group Co. Ltd., Class A	234,382	385,582
	Wuxi Boton Technology Co. Ltd., Class A	86,152	371,259
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	444,479
	Wuxi Xinje Electric Co. Ltd., Class A	33,200	177,020
*	XGD, Inc., Class A	129,900	336,099
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,037,500	1,552,135
	Xiamen Bank Co. Ltd., Class A	275,500	222,229
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	209,914
	Xiamen International Airport Co. Ltd., Class A	20,400	57,349
	Xiamen Intretech, Inc., Class A	152,770	394,199
	Xiamen Jihong Technology Co. Ltd., Class A	42,200	129,139
	Xiamen Kingdomway Group Co., Class A	140,400	425,901
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	41,200	61,416
	Xiandai Investment Co. Ltd., Class A	421,994	264,648
	Xilinmen Furniture Co. Ltd., Class A	115,900	425,544
*	Xinchen China Power Holdings Ltd.	162,000	6,027
	Xinfengming Group Co. Ltd., Class A	156,200	232,521
	Xingda International Holdings Ltd.	5,111,456	1,049,733
	Xingfa Aluminium Holdings Ltd.	481,000	432,568
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,779,812
	Xinhuanet Co. Ltd., Class A	91,400	413,965
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,234,600	1,832,499
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	295,148
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	207,849
#	Xinte Energy Co. Ltd., Class H	1,202,000	2,976,198
	Xinxiang Chemical Fiber Co. Ltd., Class A	158,600	74,220
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,600	118,524
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	605,500	398,164
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	252,700	413,979
	Xinyi Energy Holdings Ltd.	5,963,923	1,668,720

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinyu Iron & Steel Co. Ltd., Class A	549,800	$315,635
	Xtep International Holdings Ltd.	5,076,218	5,920,351
*	Xunlei Ltd., ADR	212,469	335,701
Ω	Yadea Group Holdings Ltd.	4,086,000	9,553,182
*	YaGuang Technology Group Co. Ltd., Class A	278,300	291,130
*	Yanchang Petroleum International Ltd.	12,940,000	64,342
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	530,500	1,038,238
	Yankershop Food Co. Ltd., Class A	30,795	561,944
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	54,700	245,053
	Yantai China Pet Foods Co. Ltd., Class A	70,300	219,997
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	378,718
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	349,972
	Yantai Zhenghai Bio-tech Co. Ltd.	40,450	269,127
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	257,474
*	Yashili International Holdings Ltd.	5,168,000	777,568
*	Yeahka Ltd.	379,200	1,040,980
	Yeebo International Holdings Ltd.	232,000	82,862
	YGSOFT, Inc., Class A	312,360	383,429
	Yibin Tianyuan Group Co. Ltd., Class A	153,000	152,843
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	832,400	751,508
*	Yifan Pharmaceutical Co. Ltd., Class A	185,466	402,308
	Yihai International Holding Ltd.	1,661,000	4,408,444
	Yijiahe Technology Co. Ltd., Class A	64,876	342,699
	Yip’s Chemical Holdings Ltd.	1,386,000	636,720
*	Yiren Digital Ltd., Sponsored ADR	220,957	468,429
* Ω	Yixin Group Ltd.	1,892,500	225,526
	Yotrio Group Co. Ltd., Class A	677,800	386,555
*	Youzu Interactive Co. Ltd., Class A	266,200	843,817
	Yuexiu Property Co. Ltd.	5,505,456	7,964,544
	Yuexiu Transport Infrastructure Ltd.	4,170,018	2,276,574
	Yusys Technologies Co. Ltd., Class A	129,900	347,147
	ZBOM Home Collection Co. Ltd., Class A	100,588	475,922
*	Zepp Health Corp., ADR	24,510	35,785
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	6,155,793
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	58,248	216,504
	Zhejiang Communications Technology Co. Ltd.	463,200	413,320
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	399,200	399,285
	Zhejiang Expressway Co. Ltd., Class H	5,646,000	4,685,390
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	145,800	266,650
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang Hangmin Co. Ltd., Class A	287,600	328,874
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	479,758
	Zhejiang Huace Film & Television Co. Ltd., Class A	617,000	769,790
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	409,477
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	43,571
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	62,631	175,698
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	116,829	423,785
*	Zhejiang Jingu Co. Ltd., Class A	346,600	335,934
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	616,308
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	154,102	355,050
	Zhejiang Medicine Co. Ltd., Class A	327,500	566,647
	Zhejiang Meida Industrial Co. Ltd., Class A	206,440	329,442
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	665,461	383,783
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	30,813	262,310
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	93,100	288,216
	Zhejiang Runtu Co. Ltd., Class A	306,134	327,030
	Zhejiang Semir Garment Co. Ltd., Class A	572,400	555,677
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	188,564
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	76,720	191,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Tiantie Industry Co. Ltd., Class A	204,844	$272,840
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	104,805	427,324
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	740,220	651,827
*	Zhejiang Wanliyang Co. Ltd., Class A	323,670	396,346
	Zhejiang Wanma Co. Ltd., Class A	233,200	363,468
	Zhejiang Windey Co. Ltd., Class A	124,850	245,037
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	480,506
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	195,200	353,165
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	46,910
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	257,957
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	260,314
	Zhende Medical Co. Ltd., Class A	27,693	143,392
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,134,836
	Zhihu, Inc.	19,400	42,560
*	Zhong An Group Ltd.	13,063,800	384,379
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	6,686,485
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	586,600	447,689
	Zhongshan Public Utilities Group Co. Ltd., Class A	438,100	467,822
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	139,147
	Zhongyu Energy Holdings Ltd.	2,066,306	1,604,195
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,346,000	1,533,266
*	Zhuguang Holdings Group Co. Ltd.	7,108,000	662,264
	Zhuhai Bojay Electronics Co. Ltd., Class A	26,646	135,408
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	282,401
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,460,000	1,342,777

TOTAL CHINA			993,183,326

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	30,131
	Bolsa de Valores de Colombia	63,819	136,522
	Celsia SA ESP	1,768,297	1,099,069
	Cementos Argos SA	827,141	544,033
*	CEMEX Latam Holdings SA	765,979	553,044
*	Corp. Financiera Colombiana SA	268,889	760,651
	Grupo Argos SA	92,672	174,574
	Grupo Aval Acciones y Valores SA, ADR	4,190	10,265
	Mineros SA	243,330	103,589
	Promigas SA ESP	10,240	9,307

TOTAL COLOMBIA			3,421,185

GREECE — (0.4%)
*	Aegean Airlines SA	137,813	1,183,444
	Athens Water Supply & Sewage Co. SA	99,492	691,493
	Autohellas Tourist & Trading SA	61,105	862,971
	Bank of Greece	115,124	2,062,481
*	Ellaktor SA	18,209	39,679
	ElvalHalcor SA	114,387	219,356
	Epsilon Net SA	13,938	119,795
	Fourlis Holdings SA	134,999	595,761
	GEK Terna Holding Real Estate Construction SA	251,168	3,436,030
	Hellenic Exchanges - Athens Stock Exchange SA	150,388	665,189
	Holding Co. ADMIE IPTO SA	297,838	578,594
	Ideal Holdings SA	4,952	24,794
	Intracom Holdings SA	131,176	257,266
*	LAMDA Development SA	145,034	895,927
	Motor Oil Hellas Corinth Refineries SA	3,868	92,188
	Piraeus Port Authority SA	26,723	563,632
	Quest Holdings SA	55,691	303,600

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Sarantis SA	131,589	$1,040,737
	Terna Energy SA	46,798	1,037,419
	Thrace Plastics Holding & Co.	10,140	46,451
	Titan Cement International SA	68,352	1,128,965

TOTAL GREECE			15,845,772

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Medical & HealthCare Group Ltd.	46,500	5,687
* ††	CTEG	18,320,000	0
* ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
*	Kai Yuan Holdings Ltd.	11,360,000	23,191
* ††	Long Well International Holdings Ltd.	15,232,000	0
	MediCare International Ltd.	6,950,000	38,160
* ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	6,815,000	95,852
* ††	Untrade.Lumena Newmat	363,249	0

TOTAL HONG KONG			162,890

HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	275,263	346,416
# *	Opus Global Nyrt	302,678	106,585
	Richter Gedeon Nyrt	45,099	1,089,254

TOTAL HUNGARY			1,542,255

INDIA — (16.5%)
	360 ONE WAM Ltd.	666,252	3,414,221
*	3i Infotech Ltd.	88,347	35,532
	3M India Ltd.	1,657	454,647
	Aarti Drugs Ltd.	112,812	582,053
	Aarti Industries Ltd.	481,467	3,312,286
*	Aarti Pharmalabs Ltd.	113,222	507,682
*	Aavas Financiers Ltd.	64,025	1,087,498
	Abbott India Ltd.	15,291	4,173,877
	Accelya Solutions India Ltd.	3,300	57,118
	Action Construction Equipment Ltd.	86,186	441,645
*	Adani Transmission Ltd.	101,564	1,283,458
	ADF Foods Ltd.	2,944	26,851
*	Aditya Birla Capital Ltd.	1,042,109	2,138,627
	Advanced Enzyme Technologies Ltd.	159,570	506,135
	Aegis Logistics Ltd.	508,694	2,446,555
*	Affle India Ltd.	56,365	645,055
	AGI Greenpac Ltd.	39,239	199,579
	Agro Tech Foods Ltd.	54,802	536,373
	Ahluwalia Contracts India Ltd.	42,339	267,642
	AIA Engineering Ltd.	175,268	5,857,272
	Ajanta Pharma Ltd.	149,869	2,415,217
	Akzo Nobel India Ltd.	42,912	1,221,000
	Alembic Ltd.	269,593	206,405
	Alembic Pharmaceuticals Ltd.	194,229	1,320,056
	Alkyl Amines Chemicals	48,225	1,398,386
	Allcargo Logistics Ltd.	216,315	725,962
	Allcargo Terminals Ltd.	216,315	162,250
*	Alok Industries Ltd.	3,273,901	507,622
	Amara Raja Batteries Ltd.	230,643	1,698,951
*	Amber Enterprises India Ltd.	19,159	439,142

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ambika Cotton Mills Ltd.	1,221	$22,899
	Amrutanjan Health Care Ltd.	19,178	142,088
	Anant Raj Ltd.	386,981	671,451
	Andhra Paper Ltd.	12,953	71,581
	Andhra Sugars Ltd.	165,885	235,352
	Angel One Ltd.	56,250	849,746
	Apar Industries Ltd.	37,932	1,307,418
	Apcotex Industries Ltd.	23,104	142,264
	APL Apollo Tubes Ltd.	303,875	4,447,159
	Apollo Pipes Ltd.	10,565	76,974
	Apollo Tyres Ltd.	1,117,624	4,757,869
	Aptech Ltd.	6,495	33,823
*	Arvind Fashions Ltd.	202,670	701,156
*	Arvind Ltd.	541,245	715,823
*	Arvind SmartSpaces Ltd.	33,199	127,714
	Asahi India Glass Ltd.	338,721	2,005,507
	Ashiana Housing Ltd.	65,296	141,991
*	Ashoka Buildcon Ltd.	369,747	398,013
	Asian Granito India Ltd.	119,613	71,682
	Astec Lifesciences Ltd.	11,777	192,905
* Ω	Aster DM Healthcare Ltd.	261,313	787,578
	Astra Microwave Products Ltd.	153,888	581,660
	AstraZeneca Pharma India Ltd.	11,184	431,658
	Atul Ltd.	55,475	4,671,303
Ω	AU Small Finance Bank Ltd.	152,487	1,241,364
	Aurobindo Pharma Ltd.	176,533	1,330,178
	Automotive Axles Ltd.	16,733	494,420
	Avadh Sugar & Energy Ltd.	8,360	52,048
	Avanti Feeds Ltd.	154,700	685,513
	Bajaj Consumer Care Ltd.	334,250	648,595
*	Bajaj Hindusthan Sugar Ltd.	2,240,416	401,970
	Bajaj Holdings & Investment Ltd.	28,741	2,426,439
	Balaji Amines Ltd.	42,308	1,089,446
	Balmer Lawrie & Co. Ltd.	230,549	333,669
	Balrampur Chini Mills Ltd.	429,065	2,189,048
	Banco Products India Ltd.	54,696	173,046
	Bank of India	839,490	865,484
	Bank of Maharashtra	986,206	365,268
	Bannari Amman Sugars Ltd.	12,765	452,793
	BASF India Ltd.	45,092	1,308,918
	Bata India Ltd.	145,073	2,616,166
	Bayer CropScience Ltd.	15,497	784,133
*	BEML Land Assets Ltd.	48,307	122,632
	BEML Ltd.	53,357	795,114
*	BF Utilities Ltd.	59,511	246,477
	Bhansali Engineering Polymers Ltd.	228,412	283,132
	Bharat Bijlee Ltd.	6,435	216,029
	Bharat Dynamics Ltd.	83,557	1,030,471
	Bharat Electronics Ltd.	2,258,895	2,856,663
	Bharat Forge Ltd.	30,090	294,831
	Bharat Heavy Electricals Ltd.	2,654,685	2,559,337
	Bharat Rasayan Ltd.	3,159	382,639
	Biocon Ltd.	692,268	1,967,131
	Birla Corp. Ltd.	94,933	1,068,950
	Birlasoft Ltd.	464,713	1,560,085
*	Black Box Ltd.	24,459	41,249
	Bliss Gvs Pharma Ltd.	106,354	99,940
	Blue Dart Express Ltd.	17,602	1,279,924
	Blue Star Ltd.	126,884	2,301,954

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bodal Chemicals Ltd.	82,131	$70,531
	Bombay Burmah Trading Co.	37,808	479,217
*	Bombay Dyeing & Manufacturing Co. Ltd.	3,522	3,987
*	Borosil Ltd.	14,279	71,284
*	Borosil Renewables Ltd.	133,245	838,218
	Brigade Enterprises Ltd.	324,725	1,989,951
	Brightcom Group Ltd.	580,331	66,732
	BSE Ltd.	229,927	1,477,207
*	Camlin Fine Sciences Ltd.	186,688	394,714
	Can Fin Homes Ltd.	177,879	1,343,774
*	Capacit’e Infraprojects Ltd.	78,283	126,003
	Caplin Point Laboratories Ltd.	72,924	606,202
	Carborundum Universal Ltd.	263,398	3,453,298
	Care Ratings Ltd.	69,411	546,060
	Carysil Ltd.	2,015	14,749
	Castrol India Ltd.	633,343	928,958
	CCL Products India Ltd.	280,307	2,057,098
	Ceat Ltd.	86,455	1,658,405
*	Central Bank of India Ltd.	955,988	356,111
	Central Depository Services India Ltd.	195,483	2,411,511
	Century Enka Ltd.	24,543	120,395
	Century Plyboards India Ltd.	204,878	1,307,976
	Century Textiles & Industries Ltd.	143,215	1,195,324
	Cera Sanitaryware Ltd.	17,554	1,343,961
	CESC Ltd.	2,163,177	1,816,273
	CG Power & Industrial Solutions Ltd.	315,782	1,191,696
*	Chalet Hotels Ltd.	13,713	64,544
	Chambal Fertilisers & Chemicals Ltd.	549,880	1,922,135
	Chennai Petroleum Corp. Ltd.	157,831	587,650
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,551
	Cholamandalam Financial Holdings Ltd.	389,121	2,873,578
	Cigniti Technologies Ltd.	19,840	209,677
	City Union Bank Ltd.	1,316,807	2,289,357
Ω	Cochin Shipyard Ltd.	111,604	688,655
* Ω	Coffee Day Enterprises Ltd.	414,128	165,901
	Coforge Ltd.	97,893	5,018,292
	Computer Age Management Services Ltd.	55,028	1,386,781
	Confidence Petroleum India Ltd.	123,205	92,344
	Coromandel International Ltd.	386,151	4,467,516
*	Cosmo First Ltd.	16,591	126,607
*	CreditAccess Grameen Ltd.	94,228	1,114,348
	CRISIL Ltd.	57,935	2,555,221
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	5,101,239
*	CSB Bank Ltd.	114,573	393,696
	Cummins India Ltd.	131,201	2,530,941
	Cyient Ltd.	175,072	2,531,872
*	D B Realty Ltd.	178,250	191,438
	Dalmia Bharat Ltd.	140,715	3,449,674
	Dalmia Bharat Sugar & Industries Ltd.	23,695	107,694
	DB Corp. Ltd.	130,281	188,361
	DCB Bank Ltd.	848,498	1,109,082
	DCM Shriram Ltd.	130,253	1,301,188
	DCW Ltd.	319,843	179,894
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,375,195
	Deepak Nitrite Ltd.	152,841	3,528,626
	Delta Corp. Ltd.	446,857	1,124,045
*	DEN Networks Ltd.	277,502	104,250
*	Dhampur Bio Organics Ltd.	121,578	247,519
	Dhampur Sugar Mills Ltd.	99,655	298,691

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dhani Services Ltd.	900,123	$421,763
	Dhanuka Agritech Ltd.	42,563	334,475
Ω	Dilip Buildcon Ltd.	141,880	313,466
*	Dish TV India Ltd.	2,689,794	523,671
*	Dishman Carbogen Amcis Ltd.	194,853	332,431
	Dixon Technologies India Ltd.	84,327	3,012,065
	Dollar Industries Ltd.	20,031	85,248
Ω	Dr Lal PathLabs Ltd.	118,777	2,840,421
	Dwarikesh Sugar Industries Ltd.	137,710	155,339
	Dynamatic Technologies Ltd.	4,981	178,347
	eClerx Services Ltd.	93,680	1,533,427
	Edelweiss Financial Services Ltd.	1,657,614	1,387,543
	EID Parry India Ltd.	253,753	1,561,996
*	EIH Associated Hotels	7,709	45,029
*	EIH Ltd.	592,462	1,368,374
	Electrosteel Castings Ltd.	1,368,874	637,768
	Elgi Equipments Ltd.	530,070	3,023,754
	Emami Ltd.	457,210	2,094,104
Ω	Endurance Technologies Ltd.	54,632	894,475
	Engineers India Ltd.	737,796	746,655
	EPL Ltd.	305,053	652,609
* Ω	Equitas Small Finance Bank Ltd.	1,065,195	902,414
Ω	Eris Lifesciences Ltd.	91,073	696,914
	ESAB India Ltd.	8,298	353,935
	Escorts Kubota Ltd.	65,710	1,594,675
	Everest Industries Ltd.	6,837	73,434
	Everest Kanto Cylinder Ltd.	28,491	33,836
	Excel Industries Ltd.	7,725	82,890
*	Exide Industries Ltd.	1,080,287	2,589,055
*	FDC Ltd.	172,443	618,913
	Federal Bank Ltd.	5,370,459	8,892,903
*	Federal-Mogul Goetze India Ltd.	26,987	109,858
	FIEM Industries Ltd.	8,676	188,040
	Filatex India Ltd.	254,560	113,679
	Fine Organic Industries Ltd.	14,215	770,926
	Fino Payments Bank Ltd.	2,194	5,725
	Finolex Cables Ltd.	264,201	2,889,380
	Finolex Industries Ltd.	955,420	1,961,243
	Firstsource Solutions Ltd.	1,007,476	1,440,462
	Force Motors Ltd.	10,909	178,806
*	Fortis Healthcare Ltd.	1,709,495	5,464,140
	Gabriel India Ltd.	234,396	442,578
	Galaxy Surfactants Ltd.	15,998	489,118
*	Ganesh Housing Corp. Ltd.	20,329	82,862
	Garden Reach Shipbuilders & Engineers Ltd.	38,939	221,255
	Garware Technical Fibres Ltd.	35,378	1,256,409
	Gateway Distriparks Ltd.	978,876	766,182
*	Gati Ltd.	130,129	190,108
*	GE T&D India Ltd.	196,502	425,026
Ω	General Insurance Corp. of India	11,497	21,634
	Genus Power Infrastructures Ltd.	172,620	192,232
	Geojit Financial Services Ltd.	27,742	15,275
	GHCL Ltd.	185,148	1,103,222
	Ghcl Textiles Ltd.	185,148	75,225
	GIC Housing Finance Ltd.	94,840	191,066
	Gillette India Ltd.	17,893	961,807
	GlaxoSmithKline Pharmaceuticals Ltd.	41,567	631,141
	Glenmark Pharmaceuticals Ltd.	486,775	3,356,767
	GMM Pfaudler Ltd.	46,894	851,211

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	GMR Airports Infrastructure Ltd.	5,745,795	$3,212,681
	Godawari Power & Ispat Ltd.	97,550	427,147
	Godfrey Phillips India Ltd.	48,483	1,051,296
Ω	Godrej Agrovet Ltd.	45,997	246,542
*	Godrej Industries Ltd.	178,284	977,843
*	Godrej Properties Ltd.	4,185	67,603
	Goodyear India Ltd.	9,677	131,123
	Granules India Ltd.	481,635	1,770,257
	Graphite India Ltd.	99,639	362,157
	Grauer & Weil India Ltd.	127,408	176,277
*	Gravita India Ltd.	37,089	231,058
	Great Eastern Shipping Co. Ltd.	307,104	2,549,708
	Greaves Cotton Ltd.	314,628	515,373
	Greenlam Industries Ltd.	26,311	94,146
	Greenpanel Industries Ltd.	64,267	235,258
	Greenply Industries Ltd.	97,847	173,357
	Grindwell Norton Ltd.	111,313	2,601,476
*	GTL Infrastructure Ltd.	2,000,000	19,594
	Gujarat Alkalies & Chemicals Ltd.	102,704	862,525
	Gujarat Ambuja Exports Ltd.	243,558	872,242
	Gujarat Fluorochemicals Ltd.	100,964	4,198,520
	Gujarat Industries Power Co. Ltd.	176,262	201,283
	Gujarat Mineral Development Corp. Ltd.	212,060	407,042
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	1,722,828
	Gujarat Pipavav Port Ltd.	967,972	1,346,693
	Gujarat State Fertilizers & Chemicals Ltd.	515,332	1,001,693
	Gujarat State Petronet Ltd.	798,223	2,787,744
	Gulf Oil Lubricants India Ltd.	50,156	250,449
	Happiest Minds Technologies Ltd.	83,871	847,687
*	Hathway Cable & Datacom Ltd.	1,222,690	201,597
	Hatsun Agro Product Ltd.	113,479	1,171,692
	HBL Power Systems Ltd.	305,656	422,549
*	HealthCare Global Enterprises Ltd.	57,836	191,171
	HEG Ltd.	36,957	506,138
	HeidelbergCement India Ltd.	205,805	435,178
	Heritage Foods Ltd.	108,008	224,327
	Hester Biosciences Ltd.	11,620	257,217
	HFCL Ltd.	2,094,768	1,658,612
	HG Infra Engineering Ltd.	40,956	441,285
	Hikal Ltd.	176,703	634,895
	HIL Ltd.	14,909	494,137
	Himadri Speciality Chemical Ltd.	577,459	732,437
	Himatsingka Seide Ltd.	20,776	20,988
	Hinduja Global Solutions Ltd.	42,805	542,774
*	Hindustan Construction Co. Ltd.	2,810,549	559,344
	Hindustan Copper Ltd.	492,018	611,763
*	Hindustan Oil Exploration Co. Ltd.	190,919	386,534
*	Hindware Home Innovation Ltd.	37,126	175,739
	Hitachi Energy India Ltd.	9,969	404,125
	Hle Glascoat Ltd.	17,520	127,812
	Honda India Power Products Ltd.	12,211	367,908
	Honeywell Automation India Ltd.	323	140,683
	Huhtamaki India Ltd.	86,236	239,596
	I G Petrochemicals Ltd.	20,355	120,649
Ω	ICICI Securities Ltd.	179,667	973,993
	ICRA Ltd.	7,363	425,725
*	IDFC First Bank Ltd.	352	268
	IDFC Ltd.	3,603,867	3,893,835
*	IFB Industries Ltd.	33,304	345,182

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Igarashi Motors India Ltd.	2,487	$11,247
	IIFL Finance Ltd.	566,978	3,329,854
	IIFL Securities Ltd.	171,590	123,836
	India Cements Ltd.	488,174	1,109,219
	India Glycols Ltd.	47,953	332,404
	India Nippon Electricals Ltd.	1,455	6,509
*	Indiabulls Housing Finance Ltd.	947,333	1,255,336
*	Indiabulls Real Estate Ltd.	986,919	882,940
Ω	IndiaMart InterMesh Ltd.	3,087	202,983
	Indian Bank	294,130	1,162,467
Ω	Indian Energy Exchange Ltd.	1,008,432	1,934,049
	Indian Hotels Co. Ltd.	691,971	2,877,289
	Indo Count Industries Ltd.	172,184	287,410
	Indoco Remedies Ltd.	113,141	445,282
	Indraprastha Gas Ltd.	401,403	2,431,574
*	Infibeam Avenues Ltd.	3,588,257	608,279
	Ingersoll Rand India Ltd.	21,022	712,946
*	Inox Wind Ltd.	164,129	215,869
	Insecticides India Ltd.	17,343	101,594
	Intellect Design Arena Ltd.	224,382	1,225,643
	IOL Chemicals & Pharmaceuticals Ltd.	48,921	239,451
	Ipca Laboratories Ltd.	436,611	3,789,333
	IRB Infrastructure Developers Ltd.	4,233,700	1,428,444
Ω	IRCON International Ltd.	640,656	582,562
	ISGEC Heavy Engineering Ltd.	34,349	204,986
	ITD Cementation India Ltd.	240,706	365,798
*	ITI Ltd.	172,689	201,245
	J Kumar Infraprojects Ltd.	86,023	289,383
	Jagran Prakashan Ltd.	259,757	233,537
	Jai Corp. Ltd.	117,016	213,146
*	Jaiprakash Associates Ltd.	1,187,941	109,402
*	Jaiprakash Power Ventures Ltd.	9,087,601	658,088
*	Jammu & Kashmir Bank Ltd.	658,377	472,228
	Jamna Auto Industries Ltd.	584,889	750,381
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,653,076
	JBM Auto Ltd.	51,070	502,349
	Jindal Poly Films Ltd.	64,941	496,886
	Jindal Saw Ltd.	585,377	1,174,598
	Jindal Stainless Ltd.	1,250,402	4,345,885
	JK Cement Ltd.	118,052	4,343,526
	JK Lakshmi Cement Ltd.	175,402	1,678,823
	JK Paper Ltd.	272,095	1,260,565
	JK Tyre & Industries Ltd.	343,591	755,839
	JM Financial Ltd.	1,482,551	1,108,879
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	406,069
	JSW Energy Ltd.	40,228	128,021
	JTEKT India Ltd.	150,187	201,725
	Jubilant Ingrevia Ltd.	447,508	2,307,095
	Jubilant Pharmova Ltd.	267,938	1,017,868
*	Just Dial Ltd.	31,549	260,247
	Jyothy Labs Ltd.	475,110	1,128,162
	Kajaria Ceramics Ltd.	286,566	3,843,407
	Kalpataru Power Transmission Ltd.	269,797	1,785,524
	Kalyani Steels Ltd.	73,704	299,119
	Kansai Nerolac Paints Ltd.	122,967	572,039
	Karnataka Bank Ltd.	855,828	1,414,443
	Karur Vysya Bank Ltd.	1,624,247	1,947,032
	Kaveri Seed Co. Ltd.	80,593	523,924
	KCP Ltd.	130,011	168,999

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	358,491	$2,012,962
	KEI Industries Ltd.	207,523	4,822,762
	Kennametal India Ltd.	13,087	367,586
*	Kesoram Industries Ltd.	542,235	404,964
	Kewal Kiran Clothing Ltd.	21,487	121,698
*	Kiri Industries Ltd.	22,883	82,805
	Kirloskar Brothers Ltd.	52,545	274,926
	Kirloskar Ferrous Industries Ltd.	80,429	404,842
	Kirloskar Oil Engines Ltd.	196,999	951,577
	Kitex Garments Ltd.	41,078	80,860
	KNR Constructions Ltd.	384,466	1,131,780
	Kolte-Patil Developers Ltd.	67,387	208,655
	KPIT Technologies Ltd.	686,673	7,717,992
	KPR Mill Ltd.	423,125	3,117,331
	KRBL Ltd.	158,822	768,296
	Krsnaa Diagnostics Ltd.	2,536	15,751
	KSB Ltd.	46,015	1,272,385
	L&T Finance Holdings Ltd.	2,318,136	2,634,140
	LA Opala RG Ltd.	122,971	579,009
	Lakshmi Machine Works Ltd.	12,187	1,613,120
Ω	Laurus Labs Ltd.	773,912	2,914,427
	LG Balakrishnan & Bros Ltd.	49,381	526,718
	LIC Housing Finance Ltd.	937,053	3,952,853
	Linde India Ltd.	76,249	3,739,581
	LT Foods Ltd.	520,163	707,407
	Lumax Auto Technologies Ltd.	75,328	289,160
	Lumax Industries Ltd.	3,899	98,107
	Lupin Ltd.	100,957	874,347
*	LUX Industries Ltd.	27,052	454,261
	Mahanagar Gas Ltd.	191,472	2,361,526
	Maharashtra Scooters Ltd.	2,056	126,610
	Maharashtra Seamless Ltd.	197,986	1,042,950
	Mahindra & Mahindra Financial Services Ltd.	1,784,678	5,678,338
	Mahindra CIE Automotive Ltd.	439,069	2,152,163
*	Mahindra Holidays & Resorts India Ltd.	241,272	893,215
	Mahindra Lifespace Developers Ltd.	309,675	1,412,564
Ω	Mahindra Logistics Ltd.	57,741	261,190
	Maithan Alloys Ltd.	13,780	152,883
	Man Infraconstruction Ltd.	212,547	212,647
	Manappuram Finance Ltd.	1,608,041	2,556,228
	Mangalam Cement Ltd.	25,821	91,195
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	505,763
	Marksans Pharma Ltd.	647,499	639,147
Ω	MAS Financial Services Ltd.	43,147	369,845
	Mastek Ltd.	43,609	918,495
*	Max Financial Services Ltd.	38,518	300,519
*	Max Ventures & Industries Ltd.	57,033	134,355
	Mayur Uniquoters Ltd.	55,428	346,045
	Mazagon Dock Shipbuilders Ltd.	52,223	483,512
	Meghmani Finechem Ltd.	47,103	553,288
	Meghmani Organics Ltd.	501,099	523,264
Ω	Metropolis Healthcare Ltd.	52,906	811,848
	Minda Corp. Ltd.	157,745	547,717
*	Mirza International Ltd.	64,179	52,052
Ω	Mishra Dhatu Nigam Ltd.	110,171	276,907
	MM Forgings Ltd.	14,156	145,077
	MOIL Ltd.	209,131	401,107
	Monte Carlo Fashions Ltd.	21,677	188,219
*	Morepen Laboratories Ltd.	949,149	319,480

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	124,800	$945,307
	MRF Ltd.	1,433	1,560,297
	Mrs Bectors Food Specialities Ltd.	16,232	122,772
	MSTC Ltd.	125,397	465,076
	Multi Commodity Exchange of India Ltd.	74,864	1,285,316
	Nahar Spinning Mills Ltd.	949	3,339
	Narayana Hrudayalaya Ltd.	126,702	1,177,553
	Natco Pharma Ltd.	337,207	2,373,557
	National Aluminium Co. Ltd.	2,223,972	2,262,665
*	National Fertilizers Ltd.	149,910	145,365
	Nava Ltd.	237,619	686,184
	Navin Fluorine International Ltd.	80,061	4,752,123
	Navneet Education Ltd.	316,145	445,869
	NBCC India Ltd.	2,320,068	1,121,235
	NCC Ltd.	1,200,069	1,760,508
	NCL Industries Ltd.	16,947	38,846
	NELCO Ltd.	41,991	324,820
	Neogen Chemicals Ltd.	16,649	321,541
	NESCO Ltd.	78,881	535,196
	Neuland Laboratories Ltd.	11,566	302,307
	Newgen Software Technologies Ltd.	22,138	136,995
*	NIIT Ltd.	297,159	1,321,466
	Nilkamal Ltd.	20,926	527,209
Ω	Nippon Life India Asset Management Ltd.	181,676	530,775
	NLC India Ltd.	736,987	734,808
	NOCIL Ltd.	318,127	830,786
	Novartis India Ltd.	790	5,757
	NRB Bearings Ltd.	160,550	296,185
	Nucleus Software Exports Ltd.	28,161	208,406
	Oberoi Realty Ltd.	147,412	1,648,871
	Oil India Ltd.	888,909	2,780,488
*	Omaxe Ltd.	135,104	88,390
	OnMobile Global Ltd.	25,753	22,140
	Oracle Financial Services Software Ltd.	51,168	2,242,042
	Orient Cement Ltd.	376,080	585,814
	Orient Electric Ltd.	335,916	917,209
	Orient Paper & Industries Ltd.	330,250	175,877
	Oriental Carbon & Chemicals Ltd.	13,532	115,888
*	Oriental Hotels Ltd.	114,293	126,336
*	Orissa Minerals Development Co. Ltd.	1,310	44,766
	Paisalo Digital Ltd.	455,589	284,216
	Panama Petrochem Ltd.	50,945	185,416
* Ω	Parag Milk Foods Ltd.	129,598	139,560
*	Patel Engineering Ltd.	507,632	127,511
*	PC Jeweller Ltd.	508,687	159,226
	PCBL Ltd.	555,314	872,111
	Persistent Systems Ltd.	203,164	11,810,212
	Petronet LNG Ltd.	92,651	268,931
	Pfizer Ltd.	35,000	1,609,945
	Phoenix Mills Ltd.	336,538	5,955,687
	Piramal Enterprises Ltd.	233,366	2,107,710
* Ω	PNB Housing Finance Ltd.	238,767	1,307,269
	PNB Housing Finance Ltd.	128,226	698,820
	PNC Infratech Ltd.	274,555	953,587
	Poly Medicure Ltd.	73,693	884,294
	Polyplex Corp. Ltd.	54,794	914,340
	Poonawalla Fincorp Ltd.	208,526	827,424
	Power Finance Corp. Ltd.	120,281	250,793
	Power Mech Projects Ltd.	13,289	428,488

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Praj Industries Ltd.	333,173	$1,451,080
*	Prakash Industries Ltd.	271,327	181,992
Ω	Prataap Snacks Ltd.	8,396	74,358
	Prestige Estates Projects Ltd.	489,030	2,933,658
*	Pricol Ltd.	157,068	482,269
	Prince Pipes & Fittings Ltd.	84,985	614,958
*	Prism Johnson Ltd.	446,937	680,420
	Privi Speciality Chemicals Ltd.	9,909	129,487
	Procter & Gamble Health Ltd.	29,018	1,650,046
	PSP Projects Ltd.	26,717	225,395
*	PTC India Financial Services Ltd.	554,178	98,160
	PTC India Ltd.	682,213	794,366
*	PVR Ltd.	192,838	3,464,653
Ω	Quess Corp. Ltd.	119,824	533,502
	Radico Khaitan Ltd.	272,791	3,758,122
	Rain Industries Ltd.	521,498	1,037,581
	Rajesh Exports Ltd.	217,740	1,487,886
	Rallis India Ltd.	270,348	626,191
	Ramco Cements Ltd.	304,449	2,753,138
	Ramco Industries Ltd.	125,986	199,348
*	Ramco Systems Ltd.	9,219	25,584
	Ramkrishna Forgings Ltd.	125,925	499,645
*	Ramky Infrastructure Ltd.	19,107	93,787
	Rane Holdings Ltd.	10,752	122,562
	Rashtriya Chemicals & Fertilizers Ltd.	520,795	695,819
	Ratnamani Metals & Tubes Ltd.	90,384	2,377,314
*	RattanIndia Power Ltd.	236,624	9,152
	Raymond Ltd.	136,741	2,669,943
* Ω	RBL Bank Ltd.	1,414,364	2,797,165
	REC Ltd.	3,328,706	5,397,757
	Redington Ltd.	1,941,308	4,007,662
	Redtape Ltd.	64,179	172,414
	Relaxo Footwears Ltd.	148,538	1,535,786
	Reliance Industrial Infrastructure Ltd.	34,225	353,984
*	Reliance Infrastructure Ltd.	402,944	780,546
*	Reliance Power Ltd.	7,154,550	1,081,547
	Repco Home Finance Ltd.	147,158	343,213
*	Restaurant Brands Asia Ltd.	7,145	8,929
	Rhi Magnesita India Ltd.	86,736	684,618
	Rico Auto Industries Ltd.	241,078	212,196
	RITES Ltd.	110,639	521,107
	Route Mobile Ltd.	5,471	85,439
*	RPSG Ventures Ltd.	4,040	19,236
	RSWM Ltd.	58,158	130,887
	Rupa & Co. Ltd.	49,237	147,115
	Safari Industries India Ltd.	6,616	196,932
	Sagar Cements Ltd.	51,473	121,458
	Sandhar Technologies Ltd.	2,175	5,616
	Sangam India Ltd.	11,303	37,736
*	Sanghi Industries Ltd.	71,106	56,120
	Sanghvi Movers Ltd.	31,250	148,105
	Sanofi India Ltd.	29,481	2,008,876
	Sarda Energy & Minerals Ltd.	20,169	276,138
	Saregama India Ltd.	86,737	351,552
	Sasken Technologies Ltd.	14,843	162,622
*	Satin Creditcare Network Ltd.	44,951	79,866
	Savita Oil Technologies Ltd.	45,238	154,470
	Schaeffler India Ltd.	82,976	2,827,771
*	Schneider Electric Infrastructure Ltd.	184,071	398,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	SEAMEC Ltd.	6,779	$52,507
*	SEPC Ltd.	464,315	61,052
*	Sequent Scientific Ltd.	244,159	221,394
	Seshasayee Paper & Boards Ltd.	71,584	245,634
Ω	SH Kelkar & Co. Ltd.	112,725	158,866
	Shakti Pumps India Ltd.	4,523	24,415
	Shankara Building Products Ltd.	17,988	138,853
	Shanthi Gears Ltd.	26,182	114,590
	Sharda Cropchem Ltd.	84,617	482,120
	Sharda Motor Industries Ltd.	5,868	50,291
*	Sheela Foam Ltd.	12,863	163,825
	Shilpa Medicare Ltd.	112,538	353,999
	Shipping Corp. of India Ltd.	469,725	523,818
	Shipping Corp. of India Ltd.	469,725	155,262
*	Shoppers Stop Ltd.	119,820	969,542
*	Shree Renuka Sugars Ltd.	1,737,947	1,003,028
	Shriram Finance Ltd.	75,098	1,227,516
*	SIS Ltd.	55,164	259,768
	Siyaram Silk Mills Ltd.	27,614	165,443
	SKF India Ltd.	78,659	4,029,342
	Sobha Ltd.	130,458	740,065
	Solar Industries India Ltd.	101,048	4,726,989
*	Solara Active Pharma Sciences Ltd.	24,205	113,110
	Somany Ceramics Ltd.	17,198	112,315
	Sonata Software Ltd.	268,088	2,800,712
*	South Indian Bank Ltd.	5,518,850	1,114,739
*	SP Apparels Ltd.	1,629	7,368
*	Spandana Sphoorty Financial Ltd.	41,183	300,937
*	Star Cement Ltd.	212,009	303,206
	Sterlite Technologies Ltd.	554,635	1,093,148
*	Strides Pharma Science Ltd.	208,324	866,146
*	Stylam Industries Ltd.	7,012	99,720
	Styrenix Performance Materials Ltd.	6,219	60,306
*	Subex Ltd.	1,122,066	445,567
	Subros Ltd.	89,803	339,385
	Sudarshan Chemical Industries Ltd.	102,209	516,268
	Sumitomo Chemical India Ltd.	179,952	887,930
	Sun TV Network Ltd.	285,578	1,511,859
	Sundaram Finance Holdings Ltd.	80,225	83,239
	Sundaram Finance Ltd.	105,924	3,067,146
	Sundaram-Clayton Ltd.	10,933	533,694
	Sundram Fasteners Ltd.	316,668	4,077,399
*	Sunflag Iron & Steel Co. Ltd.	44,836	81,537
	Sunteck Realty Ltd.	185,188	687,361
	Suprajit Engineering Ltd.	222,652	979,365
	Supreme Industries Ltd.	207,576	6,898,229
	Supreme Petrochem Ltd.	296,898	1,389,886
	Surya Roshni Ltd.	40,235	392,639
	Sutlej Textiles & Industries Ltd.	74,936	47,614
	Suven Pharmaceuticals Ltd.	678,550	3,919,787
*	Suzlon Energy Ltd.	18,081,647	1,855,663
	Swan Energy Ltd.	76,621	208,208
	Swaraj Engines Ltd.	20,114	428,671
	Symphony Ltd.	61,332	737,103
Ω	Syngene International Ltd.	385,557	3,193,656
	Tamil Nadu Newsprint & Papers Ltd.	86,283	255,596
	Tamilnadu Petroproducts Ltd.	77,740	80,573
	Tanla Platforms Ltd.	108,762	906,238
*	TARC Ltd.	129,358	79,567

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Chemicals Ltd.	399,198	$4,660,337
	Tata Coffee Ltd.	123,118	331,883
	Tata Metaliks Ltd.	56,536	538,488
	Tata Steel Long Products Ltd.	44,261	354,502
	TCI Express Ltd.	56,605	1,022,121
* Ω	TCNS Clothing Co. Ltd.	5,301	31,747
	TD Power Systems Ltd.	78,887	169,457
*	TeamLease Services Ltd.	1,070	27,878
	Techno Electric & Engineering Co. Ltd.	198,034	904,120
* Ω	Tejas Networks Ltd.	25,911	209,227
	Texmaco Rail & Engineering Ltd.	444,711	310,596
	Thermax Ltd.	65,887	1,848,607
	Thirumalai Chemicals Ltd.	105,008	256,296
*	Thomas Cook India Ltd.	329,769	266,173
Ω	Thyrocare Technologies Ltd.	65,124	354,402
	Tide Water Oil Co. India Ltd.	24,749	261,763
	Tilaknagar Industries Ltd.	175,290	266,908
	Time Technoplast Ltd.	390,193	404,463
	Timken India Ltd.	86,655	3,167,649
	Tinplate Co. of India Ltd.	109,549	436,688
*	Titagarh Wagons Ltd.	145,142	590,541
	Torrent Power Ltd.	553,319	3,706,784
	Tourism Finance Corp. of India Ltd.	138,784	127,329
	TransIndia Realty & Logistics Parks Ltd.	216,315	64,145
	Transport Corp. of India Ltd.	98,187	757,876
	Trident Ltd.	4,143,289	1,582,064
	Triveni Engineering & Industries Ltd.	265,188	934,394
	Triveni Turbine Ltd.	222,551	998,275
	TTK Prestige Ltd.	146,619	1,318,598
	Tube Investments of India Ltd.	314,381	9,958,087
	TV Today Network Ltd.	89,678	212,062
*	TV18 Broadcast Ltd.	1,722,864	639,960
	TVS Srichakra Ltd.	13,220	456,719
	Uflex Ltd.	110,987	548,130
	Ugar Sugar Works Ltd.	140,911	185,268
*	Ugro Capital Ltd.	89,122	196,667
	Ujjivan Financial Services Ltd.	247,224	859,896
Ω	Ujjivan Small Finance Bank Ltd.	1,070,258	365,321
	Unichem Laboratories Ltd.	124,053	579,124
	Union Bank of India Ltd.	1,378,209	1,283,080
	UNO Minda Ltd.	469,735	2,994,304
	Usha Martin Ltd.	335,987	880,047
	UTI Asset Management Co. Ltd.	56,254	453,309
*	VA Tech Wabag Ltd.	109,564	525,277
	Vaibhav Global Ltd.	248,778	963,629
	Vakrangee Ltd.	1,369,603	283,353
Ω	Valiant Organics Ltd.	5,527	34,184
*	Vardhman Textiles Ltd.	478,921	1,862,274
* Ω	Varroc Engineering Ltd.	82,536	294,187
	Varun Beverages Ltd.	291,418	5,153,586
	Venky’s India Ltd.	17,328	331,751
	Vesuvius India Ltd.	17,887	369,069
	V-Guard Industries Ltd.	555,007	1,736,376
	Vimta Labs Ltd.	17,648	82,692
	Vinati Organics Ltd.	93,732	2,272,785
	Vindhya Telelinks Ltd.	17,192	368,400
	VIP Industries Ltd.	107,555	783,561
	Visaka Industries Ltd.	14,832	73,172
	V-Mart Retail Ltd.	9,072	240,653

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Vodafone Idea Ltd.	9,402,713	$801,371
	Voltamp Transformers Ltd.	8,272	302,231
	Voltas Ltd.	116,732	1,142,263
*	VRL Logistics Ltd.	104,700	808,628
	VST Industries Ltd.	18,750	751,008
	VST Tillers Tractors Ltd.	13,719	418,287
	Welspun Corp. Ltd.	427,585	1,183,448
	Welspun Enterprises Ltd.	232,271	404,193
	Welspun India Ltd.	1,273,187	1,370,170
	West Coast Paper Mills Ltd.	119,976	812,800
*	Westlife Foodworld Ltd.	109,779	1,031,659
	Wheels India Ltd.	10,888	68,703
	Whirlpool of India Ltd.	39,887	648,258
*	Wockhardt Ltd.	155,018	320,948
*	Wonderla Holidays Ltd.	28,605	158,108
*	Yes Bank Ltd.	237,637	45,734
	Zee Entertainment Enterprises Ltd.	2,172,104	5,255,686
*	Zee Media Corp. Ltd.	695,048	76,594
	Zensar Technologies Ltd.	343,925	1,177,081
	Zydus Wellness Ltd.	25,398	483,485

TOTAL INDIA			661,595,106

INDONESIA — (1.9%)
	ABM Investama Tbk PT	1,069,000	243,501
	Ace Hardware Indonesia Tbk PT	19,988,600	614,302
*	Adhi Karya Persero Tbk PT	5,523,788	164,342
*	Adi Sarana Armada Tbk PT	3,864,400	238,600
*	Agung Semesta Sejahtera Tbk PT	34,642,700	49,591
	AKR Corporindo Tbk PT	23,912,200	2,646,505
*	Alam Sutera Realty Tbk PT	35,031,400	425,725
* ††	Armidian Karyatama Tbk PT	844,800	540
	Arwana Citramulia Tbk PT	18,420,300	1,148,788
	Ashmore Asset Management Indonesia Tbk PT	88,400	7,480
	Astra Agro Lestari Tbk PT	1,572,300	828,430
	Astra Otoparts Tbk PT	2,355,600	294,155
*	Asuransi Maximus Graha Persada Tbk PT	6,282,300	21,443
* ††	Bakrie Telecom Tbk PT	49,756,298	0
	Bali Bintang Sejahtera Tbk PT	3,153,100	42,127
*	Bank Amar Indonesia Tbk PT	8,806,728	180,431
	Bank BTPN Syariah Tbk PT	5,426,100	792,212
*	Bank Bukopin Tbk PT	63,114,482	443,679
*	Bank Capital Indonesia Tbk PT	9,245,100	82,022
*	Bank Ganesha Tbk PT	7,884,200	36,002
*	Bank Ina Perdana PT	4,559,900	1,232,993
*	Bank Mayapada International Tbk PT	934,600	31,887
	Bank Maybank Indonesia Tbk PT	14,258,200	221,523
*	Bank MNC Internasional Tbk PT	34,524,800	186,194
*	Bank Nationalnobu Tbk PT	1,174,200	40,085
	Bank OCBC Nisp Tbk PT	2,492,300	141,145
	Bank Pan Indonesia Tbk PT	12,406,800	934,892
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	760,033
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,456,900	573,312
*	Bank Raya Indonesia Tbk PT	1,009,700	29,396
	Bank Tabungan Negara Persero Tbk PT	18,034,657	1,533,919
*	Bekasi Fajar Industrial Estate Tbk PT	15,027,700	154,805
	BFI Finance Indonesia Tbk PT	23,221,800	2,181,764
*	Bintang Oto Global Tbk PT	7,756,800	642,434
	BISI International Tbk PT	8,589,500	984,353
	Blue Bird Tbk PT	696,300	83,859

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Buana Lintas Lautan Tbk PT	21,081,200	$173,975
*	Bukalapak.com PT Tbk	20,034,400	324,665
	Bukit Asam Tbk PT	1,566,800	443,129
*	Bumi Resources Minerals Tbk PT	96,828,400	1,071,661
*	Bumi Serpong Damai Tbk PT	14,012,000	1,018,670
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	224,692
*	Capital Financial Indonesia Tbk PT	1,258,200	57,892
	Catur Sentosa Adiprana Tbk PT	2,986,100	147,614
Ω	Cikarang Listrindo Tbk PT	4,462,100	208,526
	Ciputra Development Tbk PT	28,744,020	1,950,310
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,648,330
*	City Retail Developments Tbk PT	12,056,400	115,104
	Delta Dunia Makmur Tbk PT	15,329,000	339,179
	Dharma Satya Nusantara Tbk PT	6,420,300	271,552
	Elnusa Tbk PT	10,521,900	231,480
	Erajaya Swasembada Tbk PT	27,567,400	934,884
*	Gajah Tunggal Tbk PT	4,584,000	218,701
	Garudafood Putra Putri Jaya Tbk PT	14,032,900	445,688
*	Global Mediacom Tbk PT	1,072,600	20,360
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	6,043,000	624,456
	Hexindo Adiperkasa Tbk PT	554,100	215,305
	Impack Pratama Industri Tbk PT	1,149,500	291,516
	Indika Energy Tbk PT	5,804,300	1,032,453
	Indo Tambangraya Megah Tbk PT	101,500	230,913
	Indocement Tunggal Prakarsa Tbk PT	1,867,200	1,382,857
	Indomobil Sukses Internasional Tbk PT	512,300	82,429
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,878,846	1,178,071
	Integra Indocabinet Tbk PT	4,674,000	134,000
* ††	Inti Agri Resources Tbk PT	92,782,800	59,294
	Japfa Comfeed Indonesia Tbk PT	13,401,100	951,439
*	Jasa Marga Persero Tbk PT	5,278,700	1,185,100
	Jaya Real Property Tbk PT	10,463,000	374,507
*	Kapuas Prima Coal Tbk PT	22,780,900	77,663
*	Kawasan Industri Jababeka Tbk PT	108,474,057	887,135
	KMI Wire & Cable Tbk PT	5,778,100	116,712
*	Krakatau Steel Persero Tbk PT	13,623,502	263,985
*	Kresna Graha Investama Tbk PT	5,504,400	18,757
*	Lippo Karawaci Tbk PT	123,858,040	786,381
*	M Cash Integrasi PT	253,600	157,504
	Mahkota Group Tbk PT	374,000	18,485
*	Malindo Feedmill Tbk PT	3,163,300	94,497
*	Map Aktif Adiperkasa PT	785,600	246,510
	Matahari Department Store Tbk PT	2,257,400	623,739
*	MD Pictures Tbk PT	2,422,200	302,361
	Medco Energi Internasional Tbk PT	19,378,707	1,342,896
*	Media Nusantara Citra Tbk PT	17,933,800	722,449
	Medikaloka Hermina Tbk PT	15,368,100	1,482,921
*	Mega Manunggal Property Tbk PT	10,772,800	357,206
*	Metro Healthcare Indonesia Tbk PT	11,289,500	372,509
	Metrodata Electronics Tbk PT	15,657,100	608,813
	Metropolitan Kentjana Tbk PT	9,100	16,418
*	Mitra Adiperkasa Tbk PT	27,423,200	2,564,193
	Mitra Keluarga Karyasehat Tbk PT	3,422,700	674,595
	Mitra Pinasthika Mustika Tbk PT	4,596,400	413,807
*	MNC Kapital Indonesia Tbk PT	12,606,900	50,692
*	MNC Land Tbk PT	29,086,600	138,957
*	MNC Vision Networks Tbk PT	19,252,700	65,668
*	Mulia Industrindo Tbk PT	2,222,200	75,771

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Multipolar Tbk PT	5,540,600	$33,654
*	NFC Indonesia Tbk PT	86,200	43,142
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,278,652
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,377,600	1,562,981
*	Pacific Strategic Financial Tbk PT	20,982,800	1,816,507
	Pakuwon Jati Tbk PT	35,341,000	1,172,331
	Panin Financial Tbk PT	49,629,800	969,037
*	Paninvest Tbk PT	4,828,600	339,524
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	66,705
	Perusahaan Gas Negara Tbk PT	22,317,700	2,183,193
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,211,400	707,079
*	Pollux Properti Indonesia Tbk PT	354,000	3,773
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,693
*	PP Persero Tbk PT	9,359,714	415,288
	Prodia Widyahusada Tbk PT	175,800	70,399
	Puradelta Lestari Tbk PT	31,994,400	368,889
	Ramayana Lestari Sentosa Tbk PT	8,938,400	372,102
	Resource Alam Indonesia Tbk PT	3,733,900	125,830
* ††	Rimo International Lestari Tbk PT	211,251,900	0
	Rukun Raharja Tbk PT	2,350,900	157,523
	Salim Ivomas Pratama Tbk PT	12,369,300	335,722
	Samator Indo Gas Tbk PT	1,269,300	165,381
	Samindo Resources Tbk PT	106,600	10,863
	Sampoerna Agro Tbk PT	3,879,900	558,258
	Samudera Indonesia Tbk PT	16,970,000	446,980
*	Sarana Meditama Metropolitan Tbk PT	3,473,000	71,535
	Sariguna Primatirta Tbk PT	5,940,900	204,665
	Sawit Sumbermas Sarana Tbk PT	12,402,900	1,446,526
* ††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,041,700	1,382,946
*	Semen Baturaja Tbk PT	6,838,100	166,953
	Siloam International Hospitals Tbk PT	11,618,000	1,371,478
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	375,755
* ††	Sri Rejeki Isman Tbk PT	35,353,931	65,972
	Steel Pipe Industry of Indonesia PT	2,787,400	47,196
	Summarecon Agung Tbk PT	31,638,946	1,210,229
* ††	Surabaya Agung Industri Pulp & Kertas Tbk PT	64,500	0
	Surya Citra Media Tbk PT	66,369,600	747,483
	Surya Esa Perkasa Tbk PT	20,850,800	996,250
*	Surya Permata Andalan Tbk PT	550,300	17,105
	Surya Pertiwi Tbk PT	1,435,000	54,342
*	Surya Semesta Internusa Tbk PT	13,670,200	393,524
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	1,105,600	217,048
	Tempo Scan Pacific Tbk PT	1,861,700	177,672
	Timah Tbk PT	8,208,514	569,729
* ††	Trada Alam Minera Tbk PT	180,020,800	115,044
	Trias Sentosa Tbk PT	32,818,400	1,543,691
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	40,362
	Triputra Agro Persada PT	6,424,000	280,457
	Tunas Baru Lampung Tbk PT	13,071,428	543,723
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,483,439
	Unggul Indah Cahaya Tbk PT	48,239	29,917
* ††	Waskita Beton Precast Tbk PT	28,238,300	100,095
*	Waskita Karya Persero Tbk PT	30,184,766	473,420
	Wijaya Karya Bangunan Gedung Tbk PT	6,345,100	60,175
	Wijaya Karya Beton Tbk PT	8,423,800	101,111
*	Wijaya Karya Persero Tbk PT	8,006,607	330,923

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk PT	12,240,579	$1,465,082

TOTAL INDONESIA			77,356,198

KUWAIT — (0.1%)
	A’ayan Leasing & Investment Co. KSCP	725,784	326,834
*	ALAFCO Aviation Lease & Finance Co. KSCP	143,143	88,749
	Al-Eid Food KSC	58,957	44,638
*	Alimtiaz Investment Group KSC	245,070	50,062
*	Arabi Group Holding KSC	88,646	73,763
	Arzan Financial Group for Financing & Investment KPSC	187,327	64,184
*	Asiya Capital Investments Co. KSCP	363,366	67,349
	Boubyan Petrochemicals Co. KSCP	79,283	211,111
	Boursa Kuwait Securities Co. KPSC	50,035	292,422
	Combined Group Contracting Co. SAK	10,744	15,321
	Commercial Facilities Co. SAKP	28,413	17,152
	Commercial Real Estate Co. KSC	478,579	159,292
	Gulf Cables & Electrical Industries Group Co. KSCP	19,261	79,508
	Heavy Engineering & Ship Building Co. KSCP, Class B	50,693	105,869
	Humansoft Holding Co. KSC	51,838	659,710
	Integrated Holding Co. KCSC	57,419	74,198
	Jazeera Airways Co. KSCP	31,983	187,859
	Kuwait Financial Centre SAK	23,180	7,587
	Kuwait Insurance Co. SAK	18,311	29,876
	Kuwait International Bank KSCP	655,843	395,924
	Kuwait Real Estate Co. KSC	472,769	177,414
	Mezzan Holding Co. KSCC	82,367	101,867
	National Industries Group Holding SAK	852,484	600,870
	National Investments Co. KSCP	202,596	167,921
	Salhia Real Estate Co. KSCP	136,429	226,602
	Securities House KSC	96,376	18,335
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	99,580	56,866

TOTAL KUWAIT.			4,301,283

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	948,163
	Able Global Bhd	232,200	68,863
	Aeon Co. M Bhd	1,014,100	289,271
	AEON Credit Service M Bhd	312,000	837,354
#	AFFIN Bank Bhd	1,407,910	641,474
*	AGMO HOLDINGS BHD	22,643	3,171
	Ajinomoto Malaysia Bhd	67,800	242,718
	Alliance Bank Malaysia Bhd	2,508,800	1,874,992
	Allianz Malaysia Bhd	134,100	417,641
	AME Elite Consortium Bhd	83,800	26,690
*	Ancom Nylex Bhd	729,600	173,870
#	Ann Joo Resources Bhd	353,150	85,846
	Astro Malaysia Holdings Bhd	1,643,500	256,351
# *	Berjaya Assets Bhd	1,888,400	129,415
*	Berjaya Corp. Bhd	6,779,128	456,572
	Berjaya Food Bhd	542,700	107,866
# *	Berjaya Land Bhd	3,154,600	187,286
# *	Bermaz Auto Bhd	1,150,700	596,372
	BIMB Holdings Bhd	453,400	204,338
	Bintulu Port Holdings Bhd	25,900	29,218
	Boustead Holdings Bhd	1,445,328	277,506
#	Boustead Plantations Bhd	932,299	151,743
#	British American Tobacco Malaysia Bhd	360,600	854,757
*	Bumi Armada Bhd	6,080,900	918,241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Bursa Malaysia Bhd	1,230,700	$1,733,629
#	Cahya Mata Sarawak Bhd	1,296,800	326,651
	Carlsberg Brewery Malaysia Bhd, Class B	453,000	2,148,658
* ††	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	198,595
#	CSC Steel Holdings Bhd	435,500	112,529
	D&O Green Technologies Bhd	780,600	722,121
#	Dagang NeXchange Bhd	1,927,400	226,099
	Datasonic Group Bhd	591,700	57,249
#	Dayang Enterprise Holdings Bhd	1,165,375	346,513
	DRB-Hicom Bhd	2,600,800	824,157
#	Dufu Technology Corp. Bhd	506,600	238,513
#	Duopharma Biotech Bhd	1,059,314	340,378
	Dutch Lady Milk Industries Bhd	79,100	463,885
	Eco World Development Group Bhd	2,120,900	357,715
# *	Eco World International Bhd	872,100	108,835
*	Ecofirst Consolidated Bhd	402,200	30,250
# *	Ekovest Bhd	3,871,950	326,151
	FAR East Holdings Bhd	258,300	219,914
#	Formosa Prosonic Industries Bhd	187,500	112,921
	Frontken Corp. Bhd	2,054,150	1,409,845
	Gadang Holdings Bhd	1,444,200	95,736
#	Gas Malaysia Bhd	531,500	397,383
# *	Genetec Technology Bhd	242,200	155,125
	Genting Plantations Bhd	74,000	99,588
	George Kent Malaysia Bhd	963,000	105,858
	Globetronics Technology Bhd	1,161,072	287,270
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	582,487
	Hai-O Enterprise Bhd	642,197	170,142
	HAP Seng Consolidated Bhd	134,440	149,088
	Hap Seng Plantations Holdings Bhd	227,100	94,769
	Hartalega Holdings Bhd	900,600	380,615
#	Hengyuan Refining Co. Bhd	322,900	240,114
	Hextar Global Bhd	308,100	46,391
#	Hiap Teck Venture Bhd	3,025,300	234,885
#	Hibiscus Petroleum Bhd	3,346,500	770,915
	Hong Leong Capital Bhd	33,800	46,191
	Hong Leong Industries Bhd	350,400	716,408
	Hup Seng Industries Bhd	921,033	149,891
	IGB Bhd	666,254	444,090
	IJM Corp. Bhd	1,342,100	470,408
	IOI Properties Group Bhd	60,100	15,654
*	Iris Corp. Bhd	401,400	10,833
*	Iskandar Waterfront City Bhd	1,196,100	98,274
# *	JAKS Resources Bhd	4,088,380	202,331
	Jaya Tiasa Holdings Bhd	1,265,327	195,029
# *	JHM Consolidation Bhd	860,400	153,617
	Keck Seng Malaysia Bhd	289,650	224,931
	Kelington Group Bhd	51,200	16,872
#	Kenanga Investment Bank Bhd	298,700	59,972
	Kerjaya Prospek Group Bhd	728,690	186,523
#	Kim Loong Resources Bhd	838,580	346,177
# *	KNM Group Bhd	6,478,580	72,672
#	Kobay Technology Bhd	263,800	149,293
	Kossan Rubber Industries Bhd	1,889,700	530,726
	KPJ Healthcare Bhd	4,788,700	1,203,264
#	Kretam Holdings Bhd	1,548,200	225,945
# *	KSL Holdings Bhd	790,818	147,445

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Kumpulan Fima Bhd	168,550	$78,281
	Land & General Bhd	5,669,760	133,658
	LBS Bina Group Bhd	2,657,916	253,898
# *	Leong Hup International Bhd	525,600	63,129
#	Lii Hen Industries Bhd	951,000	178,165
# Ω	Lotte Chemical Titan Holding Bhd	1,020,797	286,526
#	LPI Capital Bhd	373,224	1,011,264
	Luxchem Corp. Bhd	56,200	6,117
	Magni-Tech Industries Bhd	612,433	244,704
#	Magnum Bhd	2,508,963	625,041
#	Mah Sing Group Bhd	3,290,287	447,090
#	Malakoff Corp. Bhd	4,685,100	714,944
	Malayan Flour Mills Bhd	1,980,175	326,703
#	Malaysia Building Society Bhd	5,406,590	752,861
#	Malaysia Smelting Corp. Bhd	213,800	96,341
#	Malaysian Resources Corp. Bhd	4,929,166	338,279
	Matrix Concepts Holdings Bhd	3,248,937	1,042,021
	MBM Resources Bhd	483,896	389,946
	Media Chinese International Ltd	1,200,400	44,466
	Media Prima Bhd	86,700	8,568
	Mega First Corp. Bhd	1,538,100	1,179,289
#	MKH Bhd	1,437,434	426,460
	MNRB Holdings Bhd	1,170,188	262,647
#	MPHB Capital Bhd	1,201,700	269,726
	Muda Holdings Bhd	348,000	125,018
*	Muhibbah Engineering M Bhd	1,522,025	229,359
	My EG Services Bhd	7,613,600	1,353,572
	Nylex Malaysia Bhd	4,205	413
#	OCK Group Bhd	1,345,100	121,047
	Oriental Holdings Bhd	679,900	1,011,715
#	OSK Holdings Bhd	5,459,555	1,188,023
	PA Resources Bhd	970,800	62,280
	Padini Holdings Bhd	1,331,800	1,210,902
	Panasonic Manufacturing Malaysia Bhd	25,084	127,983
	Pantech Group Holdings Bhd	1,007,619	167,641
#	Paramount Corp. Bhd	1,104,355	193,356
	Perak Transit Bhd	632,500	149,161
#	Petron Malaysia Refining & Marketing Bhd	256,100	253,248
#	Pharmaniaga Bhd	316,200	27,335
#	PIE Industrial Bhd	53,100	43,983
	PMB Technology Bhd	49,300	46,008
	Power Root Bhd	21,700	10,238
#	Ranhill Utilities Bhd	1,759,838	237,195
	RCE Capital Bhd	274,600	115,789
#	Sam Engineering & Equipment M Bhd	330,200	336,503
*	Sapura Energy Bhd	17,186,400	134,000
#	Sarawak Oil Palms Bhd	830,255	462,740
	Scientex Bhd	1,398,672	1,070,612
	SEG International Bhd	145,885	21,910
*	Shangri-La Hotels Malaysia Bhd	244,900	164,821
#	Sime Darby Property Bhd	5,517,400	583,020
#	SKP Resources Bhd	2,082,124	608,641
	SP Setia Bhd Group	3,536,900	457,676
	Sports Toto Bhd	2,350,050	733,110
* ††	Sumatec Resources Bhd	6,536,100	0
	Sunway Construction Group Bhd	346,636	136,295
	Suria Capital Holdings Bhd	269,560	76,944
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	540,481
#	Ta Ann Holdings Bhd	448,389	311,183

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Taliworks Corp. Bhd	476,616	$89,249
	Tan Chong Motor Holdings Bhd	211,500	52,125
#	TASCO Bhd	191,900	38,579
#	Thong Guan Industries Bhd	530,900	272,057
	TMC Life Sciences Bhd	948,400	121,504
*	Tropicana Corp. Bhd	2,587,990	789,717
#	TSH Resources Bhd	1,381,600	319,735
#	Uchi Technologies Bhd	887,200	687,056
	UEM Edgenta Bhd	941,100	213,340
#	UEM Sunrise Bhd	1,288,000	73,880
#	UMW Holdings Bhd	1,084,500	941,953
	Unisem M Bhd	548,200	369,757
	United Malacca Bhd	442,250	533,180
	UOA Development Bhd	4,413,299	1,702,480
	UWC Bhd	512,300	370,224
# *	Velesto Energy Bhd	12,161,908	632,051
#	VS Industry Bhd	4,194,800	768,921
#	WCT Holdings Bhd	2,091,593	206,666
#	Wellcall Holdings Bhd	1,183,600	308,218
*	Widad Group Bhd	1,235,800	127,581
# *	YNH Property Bhd	2,935,116	3,330,187

TOTAL MALAYSIA			63,002,024

MEXICO — (3.1%)
# *	ALEATICA SAB de CV	228,600	446,596
	Alfa SAB de CV, Class A	858,225	547,981
	Alpek SAB de CV	1,130,127	1,197,415
*	Alsea SAB de CV	1,253,320	3,375,972
*	Axtel SAB de CV	6,155,647	469,047
Ω	Banco del Bajio SA	2,573,919	8,463,533
	Bolsa Mexicana de Valores SAB de CV	1,231,255	2,713,219
	Consorcio ARA SAB de CV	5,594,857	1,198,042
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,965,760	2,311,308
#	Corp Actinver SAB de CV	198,770	144,825
	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	640,978
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,090,467
	Corp. Moctezuma SAB de CV	838,557	2,749,405
	Corporativo Fragua SAB de CV	3	80
*	Corpovael SA de CV	73,341	11,422
	Cydsa SAB de CV	10,875	11,498
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,418
	GCC SAB de CV	548,771	4,364,651
	Genomma Lab Internacional SAB de CV, Class B	2,030,927	1,686,462
	Gentera SAB de CV	2,941,632	3,232,940
	Gruma SAB de CV, Class B	40,411	634,592
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,361,595
	Grupo Comercial Chedraui SA de CV	1,733,477	10,248,817
	Grupo Herdez SAB de CV	1,428,625	3,784,611
*	Grupo Hotelero Santa Fe SAB de CV	618,935	140,452
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,862,566
	Grupo KUO SAB de CV, Class B	714,554	1,609,580
*	Grupo Pochteca SAB de CV	336,841	139,480
*	Grupo Posadas SAB de CV	158,511	238,038
	Grupo Rotoplas SAB de CV	776,001	1,083,324
*	Grupo Simec SAB de CV, Class B	945,472	10,506,705
#* Ω	Grupo Traxion SAB de CV	337,573	649,067
*	Hoteles City Express SAB de CV	1,160,092	533,605
*	Industrias CH SAB de CV, Class B	1,697,905	19,211,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	La Comer SAB de CV	2,986,626	$6,528,235
	Megacable Holdings SAB de CV	2,030,295	5,524,182
# *	Minera Frisco SAB de CV, Class A1	5,327,018	865,146
* Ω	Nemak SAB de CV	2,997,040	701,774
	Operadora de Sites Mexicanos SA de CV, Class A	791,428	764,159
	Orbia Advance Corp. SAB de CV	179,587	413,521
*	Organizacion Cultiba SAB de CV	1,103,096	766,912
*	Organizacion Soriana SAB de CV, Class B	358,274	620,321
	Promotora y Operadora de Infraestructura SAB de CV	543,423	5,655,323
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	54,495
#	Qualitas Controladora SAB de CV	385,841	2,562,116
	Regional SAB de CV	509,823	3,732,473
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Rassini	3,300	0
*	Vista Energy SAB de CV, ADR	2,874	60,124
	Vitro SAB de CV, Class A	704,098	720,174

TOTAL MEXICO			124,630,626

PHILIPPINES — (1.1%)
*	8990 Holdings, Inc.	3,671,200	607,239
	A Soriano Corp.	2,931,411	551,419
††	ACR Mining Corp.	48,205	2,921
	Alliance Global Group, Inc.	6,957,300	1,735,791
	Alsons Consolidated Resources, Inc.	2,780,000	40,313
	Apex Mining Co., Inc.	5,852,000	316,717
*	Apollo Global Capital, Inc.	27,650,000	14,975
*	AyalaLand Logistics Holdings Corp.	4,021,100	207,851
	Belle Corp.	13,307,400	283,683
*	Bloomberry Resorts Corp.	8,961,900	1,701,265
*	Cebu Air, Inc.	603,320	429,760
* ††	Cebu Holdings, Inc.	3,180,400	66,037
* Ω	CEMEX Holdings Philippines, Inc.	1,167,799	21,323
	Century Pacific Food, Inc.	2,790,500	1,303,676
	China Banking Corp.	6,526,914	3,978,695
	COL Financial Group, Inc.	922,000	50,626
*	Converge Information & Communications Technology Solutions, Inc.	3,231,600	690,071
	Cosco Capital, Inc.	11,229,900	983,530
	D&L Industries, Inc.	6,538,700	991,148
*	DITO CME Holdings Corp.	1,354,100	62,403
	DMCI Holdings, Inc.	5,194,000	921,547
	DoubleDragon Corp.	2,132,190	302,156
	East West Banking Corp.	1,996,300	268,550
	Filinvest Development Corp.	3,356,422	330,207
	Filinvest Land, Inc.	53,722,577	766,962
	First Gen Corp.	235,300	67,259
	First Philippine Holdings Corp.	1,712,200	1,929,893
	Global Ferronickel Holdings, Inc.	4,072,911	180,451
*	Global-Estate Resorts, Inc.	2,410,000	37,827
	GT Capital Holdings, Inc.	159,710	1,380,754
*	Holcim Philippines, Inc.	2,182,300	152,188
*	Integrated Micro-Electronics, Inc.	2,685,414	254,667
	LT Group, Inc.	3,026,800	555,562
	MacroAsia Corp.	1,945,032	166,175
	Manila Water Co., Inc.	7,255,700	2,521,258
	Max’s Group, Inc.	832,200	69,127
	Megawide Construction Corp.	1,121,208	65,324
	Megaworld Corp.	17,815,000	644,705
	Metro Pacific Investments Corp.	18,756,000	1,501,087

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Nickel Asia Corp.	10,067,100	$1,206,716
	Petron Corp.	9,340,800	574,264
††	Philcomsat Holdings Corp.	316,021	431,709
	Philex Mining Corp.	4,552,300	255,948
*	Philippine National Bank	1,895,726	636,468
* ††	Philippine National Construction Corp.	173,000	2,871
	Philippine Savings Bank	474,907	479,059
*	Philippine Seven Corp.	10,510	15,522
	Philippine Stock Exchange, Inc.	74,482	227,640
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	134,070
	Premium Leisure Corp.	16,097,000	139,612
	Puregold Price Club, Inc.	1,996,790	1,177,121
*	PXP Energy Corp.	2,777,800	310,712
	RFM Corp.	7,485,068	439,027
	Rizal Commercial Banking Corp.	2,651,952	1,125,684
	Robinsons Land Corp.	8,287,651	2,162,275
	Robinsons Retail Holdings, Inc.	1,008,440	991,818
	Security Bank Corp.	700,750	1,168,957
	Semirara Mining & Power Corp.	392,000	191,504
	Shakey’s Pizza Asia Ventures, Inc.	274,900	42,725
	Shell Pilipinas Corp.	1,365,390	418,675
	Synergy Grid & Development Phils, Inc.	365,700	68,792
*	Top Frontier Investment Holdings, Inc.	2,580	4,654
	Union Bank of the Philippines	2,064,029	3,091,177
	Vista Land & Lifescapes, Inc.	27,882,200	886,470
	Vistamalls, Inc.	589,600	29,745
	Wilcon Depot, Inc.	2,969,100	1,553,682

TOTAL PHILIPPINES.			43,922,039

POLAND — (1.2%)
*	11 bit studios SA	4,705	708,701
	AB SA	2,202	26,811
*	Agora SA	118,444	208,744
*	Alior Bank SA	200,681	2,102,326
	Alumetal SA	7,000	130,886
	Amica SA	13,582	244,608
*	AmRest Holdings SE	74,728	336,832
	Apator SA	59,870	223,518
	Arctic Paper SA	8,074	37,904
	ASBISc Enterprises PLC	63,047	434,764
	Asseco Poland SA	56,397	1,144,239
	Auto Partner SA	10,278	45,779
	Bank Handlowy w Warszawie SA	34,629	748,018
*	Bank Millennium SA	933,896	1,108,364
*	Bank Ochrony Srodowiska SA	63,177	149,929
*	Benefit Systems SA	2,138	604,997
# *	Bioton SA	111,045	105,380
	Boryszew SA	136,924	251,842
	Budimex SA	46,561	4,103,422
*	CCC SA	72,112	777,263
	Celon Pharma SA	21,330	71,397
# *	CI Games SA	240,060	262,621
	Cognor Holding SA	150,545	377,024
#	ComArch SA	12,137	450,424
#	Develia SA	1,491,512	1,296,006
	Dom Development SA	14,417	471,034
	Echo Investment SA	22,550	21,273
*	Enea SA	691,490	1,118,222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Eurocash SA	191,789	$874,726
	Fabryki Mebli Forte SA	74,704	484,152
	Globe Trade Centre SA	449,774	626,100
*	Grenevia SA	717,909	572,467
*	Grupa Azoty SA	117,994	912,196
	Grupa Kety SA	54,308	7,404,726
	Inter Cars SA	34,367	4,254,275
*	Jastrzebska Spolka Weglowa SA	79,824	826,142
*	Kernel Holding SA	48,392	210,929
	KRUK SA	66,442	5,998,398
	LiveChat Software SA	24,886	831,211
# *	Lubawa SA	30,768	27,724
	Lubelski Wegiel Bogdanka SA	28,306	264,365
	Mirbud SA	58,259	116,182
#	Mo-BRUK SA	1,704	119,005
	Neuca SA	1,555	252,246
	NEWAG SA	522	2,301
# *	PKP Cargo SA	62,771	238,849
	PlayWay SA	3,345	337,837
*	Polimex-Mostostal SA	81,648	86,874
	Stalexport Autostrady SA	350,306	211,638
*	Tauron Polska Energia SA	2,488,288	1,239,024
	TEN Square Games SA	6,492	128,084
	Tim SA	15,749	185,786
	Torpol SA	12,861	55,690
	Votum SA	4,442	50,648
	VRG SA	873,743	717,627
#	Warsaw Stock Exchange	48,147	418,476
*	Wawel SA	365	44,312
	Wirtualna Polska Holding SA	4,882	136,091
# Ω	XTB SA	64,850	623,241
	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	4,412
# *	Zespol Elektrowni Patnow Adamow Konin SA	84,133	465,567

TOTAL POLAND			46,283,629

QATAR — (0.7%)
	Aamal Co.	5,648,983	1,280,741
	Al Khaleej Takaful Group QSC	475,885	299,957
	Al Meera Consumer Goods Co. QSC	274,788	1,099,974
	Alijarah Holding Co. QPSC	938,558	185,336
*	Baladna	2,035,733	774,115
	Barwa Real Estate Co.	3,633,504	2,509,139
	Doha Bank QPSC	4,277,547	1,826,580
	Doha Insurance Co. QSC	178,039	94,333
*	Estithmar Holding QPSC	3,254,754	1,922,481
	Gulf International Services QSC	2,627,664	1,523,331
	Gulf Warehousing Co.	779,029	778,613
*	Lesha Bank LLC	3,400,379	932,903
	Mannai Corp. QSC	405,771	595,674
*	Mazaya Real Estate Development QPSC	2,199,730	340,269
	Medicare Group	516,939	854,189
	Qatar Aluminum Manufacturing Co.	6,276,133	2,672,445
*	Qatar Insurance Co. SAQ	3,096,864	1,487,227
	Qatar International Islamic Bank QSC	291,121	795,897
	Qatar Islamic Insurance Group	13,547	31,803
	Qatar National Cement Co. QSC	609,912	668,219
	Qatar Navigation QSC	1,108,819	2,760,771
*	Salam International Investment Ltd. QSC	2,728,762	406,316
	United Development Co. QSC	5,503,272	1,701,677

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar QSC	5,156,403	$2,435,033
*	Widam Food Co.	298,655	116,077
	Zad Holding Co.	7,892	31,920

TOTAL QATAR			28,125,020

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (4.1%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	49,173	347,511
	Abdullah Al Othaim Markets Co.	116,272	4,457,743
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	261,608
	Advanced Petrochemical Co.	335,810	4,288,346
*	Al Alamiya for Cooperative Insurance Co.	77,220	292,029
	Al Babtain Power & Telecommunication Co.	80,373	568,941
*	Al Gassim Investment Holding Co.	50,411	371,269
	Al Hammadi Holding	252,667	3,798,073
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	527,083
	Al Jouf Agricultural Development Co.	49,267	700,768
*	Al Jouf Cement Co.	201,449	688,015
*	Al Khaleej Training & Education Co.	180,447	889,942
	Al Moammar Information Systems Co.	65,812	2,158,340
*	Al Rajhi Co. for Co-operative Insurance	34,183	943,634
	Al Yamamah Steel Industries Co.	84,219	552,456
*	AlAbdullatif Industrial Investment Co.	131,619	687,410
	Alamar Foods	5,482	202,239
	Alandalus Property Co.	194,116	955,224
	Alaseel Co.	29,986	327,583
*	Al-Baha Development & Investment Co.	57,086	237,964
*	Aldrees Petroleum & Transport Services Co.	127,998	3,439,958
*	Al-Etihad Cooperative Insurance Co.	94,568	461,247
*	AlJazira Takaful Ta’awuni Co.	94,311	466,338
	AlKhorayef Water & Power Technologies Co.	15,235	580,103
*	Allianz Saudi Fransi Cooperative Insurance Co.	128,617	545,766
	Almunajem Foods Co.	28,038	470,396
	Alujain Corp.	82,243	881,199
*	Amana Cooperative Insurance Co.	47,955	144,667
*	Arab Sea Information Systems Co.	22,951	503,181
*	Arabia Insurance Cooperative Co.	94,706	298,455
	Arabian Cement Co.	185,419	1,755,364
	Arabian Centres Co. Ltd.	337,971	1,960,871
	Arabian Contracting Services Co.	30,850	1,038,137
	Arriyadh Development Co.	350,650	1,897,171
	Astra Industrial Group	150,962	2,718,032
	Ataa Educational Co.	24,132	438,597
	Baazeem Trading Co.	2,364	44,440
	Bank Al-Jazira.	726,727	3,802,603
*	Basic Chemical Industries Ltd.	42,491	410,239
*	Batic Investments & Logistic Co.	30,069	191,613
	Bawan Co.	95,676	744,396

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	BinDawood Holding Co.	43,835	$802,905
*	Buruj Cooperative Insurance Co.	52,247	258,233
*	Chubb Arabia Cooperative Insurance Co.	44,551	223,176
	City Cement Co.	270,893	1,580,583
*	Co. for Cooperative Insurance	200,927	5,535,085
	Dallah Healthcare Co.	130,489	5,945,282
*	Dar Al Arkan Real Estate Development Co.	1,798,980	7,765,734
*	Dur Hospitality Co.	195,380	1,450,977
	Eastern Province Cement Co.	116,026	1,319,630
*	Electrical Industries Co.	70,899	733,916
*	Emaar Economic City	1,281,552	3,322,640
*	Fawaz Abdulaziz Al Hokair & Co.	122,548	527,147
*	Fitaihi Holding Group	58,130	493,977
*	Gulf General Cooperative Insurance Co.	42,210	91,596
	Gulf Insurance Group	78,949	580,122
*	Gulf Union Cooperative Insurance Co.	15,780	43,861
	Hail Cement Co.	198,272	648,450
	Halwani Brothers Co.	75,380	1,166,170
*	Herfy Food Services Co.	67,026	637,052
*	Jazan Energy & Development Co.	97,806	398,665
	L’Azurde Co. for Jewelry	83,263	330,542
	Leejam Sports Co. JSC	77,737	2,478,193
	Maharah Human Resources Co.	76,002	1,278,237
*	Malath Cooperative Insurance Co.	101,449	402,390
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	178,838	425,242
*	Methanol Chemicals Co.	131,270	883,180
*	Middle East Healthcare Co.	27,667	287,782
	Middle East Paper Co.	122,352	1,063,286
*	Middle East Specialized Cables Co.	45,666	154,506
*	Mobile Telecommunications Co. Saudi Arabia	1,467,319	5,876,627
	Najran Cement Co.	338,041	1,293,159
*	Nama Chemicals Co.	39,377	377,101
*	National Agriculture Development Co.	184,071	1,449,157
	National Co. for Glass Industries	63,808	589,838
	National Co. for Learning & Education	40,617	1,207,496
	National Gas & Industrialization Co.	91,763	1,510,602
	National Gypsum	62,155	413,630
*	National Industrialization Co.	1,145,120	4,200,036
	National Medical Care Co.	83,989	2,130,776
*	National Metal Manufacturing & Casting Co.	16,636	88,207
	Nayifat Finance Co.	32,649	167,442
	Northern Region Cement Co.	386,643	1,239,526
	Qassim Cement Co.	114,813	2,112,538
*	Raydan Food Co.	24,476	189,535
	Saudi Airlines Catering Co.	151,169	3,841,733
*	Saudi Arabian Amiantit Co.	6,257	74,454
*	Saudi Arabian Cooperative Insurance Co.	52,874	182,263
	Saudi Automotive Services Co.	111,086	1,155,076
	Saudi Cement Co.	270,257	4,062,920
	Saudi Ceramic Co.	154,509	1,327,196
	Saudi Chemical Co. Holding	161,737	1,302,553
*	Saudi Co. For Hardware CJSC	69,700	592,729
*	Saudi Ground Services Co.	327,188	2,267,675
*	Saudi Industrial Development Co.	23,922	76,403
	Saudi Industrial Investment Group	71,805	489,682
	Saudi Industrial Services Co.	145,826	1,072,041
*	Saudi Marketing Co.	85,805	617,681
*	Saudi Paper Manufacturing Co.	65,818	535,378
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	152,254	1,044,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	81,990	$402,870
*	Saudi Public Transport Co.	248,132	1,218,926
*	Saudi Real Estate Co.	611,764	2,260,305
*	Saudi Reinsurance Co.	192,614	840,108
*	Saudi Research & Media Group	60,383	3,395,430
*	Saudi Steel Pipe Co.	42,075	266,805
*	Saudi Vitrified Clay Pipe Co. Ltd.	16,382	199,746
	Saudia Dairy & Foodstuff Co.	49,883	3,709,487
	Savola Group	184,043	1,567,674
*	Seera Group Holding	565,462	3,755,899
*	Sinad Holding Co.	240,983	791,425
	Southern Province Cement Co.	171,643	2,412,935
*	Tabuk Agriculture	40,468	207,045
	Tabuk Cement Co.	183,346	763,654
*	Takween Advanced Industries Co.	131,028	348,656
	Tanmiah Food Co.	11,338	437,211
	Theeb Rent A Car Co.	28,626	587,056
	Umm Al-Qura Cement Co.	109,945	514,734
*	United Co-operative Assurance Co.	58,749	137,157
	United Electronics Co.	143,822	2,950,012
	United International Transportation Co.	124,963	1,990,816
	United Wire Factories Co.	63,308	463,930
*	Walaa Cooperative Insurance Co.	143,101	555,849
*	Wataniya Insurance Co.	44,546	197,838
	Yamama Cement Co.	382,705	3,363,983
	Yanbu Cement Co.	281,306	2,695,277
	Zahrat Al Waha For Trading Co.	41,562	410,536
*	Zamil Industrial Investment Co.	123,209	601,950

TOTAL SAUDI ARABIA			165,412,937

SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0

SOUTH AFRICA — (3.2%)
	Adcock Ingram Holdings Ltd.	158,752	435,404
	Advtech Ltd.	2,578,964	2,588,771
	AECI Ltd.	479,239	2,263,850
	African Rainbow Minerals Ltd.	256,363	3,220,530
	Afrimat Ltd.	169,656	495,056
	Alexander Forbes Group Holdings Ltd.	2,051,912	551,745
	Altron Ltd., Class A	940,823	450,286
	Astral Foods Ltd.	136,193	1,251,840
*	Aveng Ltd.	10,798	6,277
	AVI Ltd.	1,086,453	4,054,680
	Barloworld Ltd.	805,351	3,996,171
*	Blue Label Telecoms Ltd.	1,427,968	352,312
# *	Brait PLC	3,522,364	647,838
#	Cashbuild Ltd.	69,167	670,332
	Caxton & CTP Publishers & Printers Ltd.	343,385	187,584
	City Lodge Hotels Ltd.	1,254,736	274,366
	Coronation Fund Managers Ltd.	751,565	1,233,203
	Curro Holdings Ltd.	519,879	230,493
#	DataTec Ltd.	1,999,761	3,976,794
Ω	Dis-Chem Pharmacies Ltd.	1,048,985	1,528,303
	DRDGOLD Ltd.	1,386,609	1,483,232
	Famous Brands Ltd.	309,750	1,108,347
	Foschini Group Ltd.	907,837	4,707,400
	Grindrod Ltd.	1,969,181	1,058,065
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,765,685	8,139,808

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Hudaco Industries Ltd.	116,059	$977,349
	Italtile Ltd.	924,268	624,798
	JSE Ltd.	306,394	1,612,440
	KAP Ltd.	8,309,278	1,383,196
*	Lesaka Technologies, Inc.	776	2,870
	Lewis Group Ltd.	578,141	1,199,161
	Life Healthcare Group Holdings Ltd.	4,434,814	5,032,578
	Merafe Resources Ltd.	3,205,125	208,554
*	Metair Investments Ltd.	778,116	1,043,264
	MiX Telematics Ltd.	37,895	12,404
	MiX Telematics Ltd., Sponsored ADR	27,358	212,024
	Momentum Metropolitan Holdings	3,419,117	3,463,880
	Motus Holdings Ltd.	459,916	2,388,597
	Mpact Ltd.	1,117,953	1,709,559
	Mr Price Group Ltd.	588,379	4,840,747
	MultiChoice Group	324,209	2,028,313
*	Murray & Roberts Holdings Ltd.	1,202,159	86,854
*	Nampak Ltd.	646,285	31,836
	Netcare Ltd.	3,302,621	2,884,241
	Ninety One Ltd.	367,265	830,608
*	Northam Platinum Holdings Ltd.	76,106	745,174
	Oceana Group Ltd.	287,831	1,054,757
	Omnia Holdings Ltd.	823,147	2,591,572
	Pick n Pay Stores Ltd.	1,070,181	2,538,861
*	PPC Ltd.	3,859,494	600,232
	PSG Konsult Ltd.	1,127,580	808,510
	Raubex Group Ltd.	952,268	1,375,001
	RCL Foods Ltd.	535,302	333,603
	Reunert Ltd.	625,305	2,016,570
	RFG Holdings Ltd.	423,587	215,330
	Royal Bafokeng Platinum Ltd.	539,585	4,233,920
	Santam Ltd.	141,557	2,200,566
	Sappi Ltd.	1,636,032	3,721,738
*	Southern Sun Ltd.	92,144	22,518
#	SPAR Group Ltd.	596,664	4,583,962
	Spur Corp. Ltd.	313,469	406,901
	Sun International Ltd.	1,011,713	2,268,715
	Super Group Ltd.	1,609,612	2,820,118
*	Telkom SA SOC Ltd.	1,038,793	1,886,119
	Thungela Resources Ltd.	229,947	2,155,442
	Tiger Brands Ltd.	369,960	4,008,238
	Transaction Capital Ltd.	1,597,214	1,062,571
*	Trencor Ltd.	903,601	325,459
	Truworths International Ltd.	1,167,171	3,476,300
	Tsogo Sun Gaming Ltd.	1,735,276	1,159,751
*	Wilson Bayly Holmes-Ovcon Ltd.	274,413	1,625,911
	Woolworths Holdings Ltd.	928,008	3,304,243
*	Zeda Ltd.	811,474	539,158

TOTAL SOUTH AFRICA			127,567,200

SOUTH KOREA — (11.6%)
*	3S Korea Co. Ltd.	179,036	280,316
	ABco Electronics Co. Ltd.	34,238	321,793
*	Able C&C Co. Ltd.	1,711	10,778
	ABOV Semiconductor Co. Ltd.	51,471	387,010
# *	Abpro Bio Co. Ltd.	630,240	238,928
*	ADTechnology Co. Ltd.	10,244	139,711
#	Advanced Nano Products Co. Ltd.	28,035	3,142,870
	Advanced Process Systems Corp.	42,216	643,919

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	15,553	$176,752
	Aekyung Industrial Co. Ltd.	18,948	305,461
*	AeroSpace Technology of Korea, Inc.	33,833	100,907
	AfreecaTV Co. Ltd.	27,213	1,586,366
*	Agabang&Company	62,474	157,875
	Ahnlab, Inc.	22,134	1,012,468
	AJ Networks Co. Ltd.	57,598	203,470
*	Ajin Industrial Co. Ltd.	102,112	305,444
	AJINEXTEK Co. Ltd.	4,451	29,794
*	AJU Steel Co., Ltd.	1,497	10,514
	AK Holdings, Inc.	13,911	200,391
*	ALUKO Co. Ltd.	176,811	416,879
*	Amicogen, Inc.	40,365	513,218
*	Aminologics Co. Ltd.	257,988	340,261
*	Amo Greentech Co. Ltd.	16,729	196,950
*	Amotech Co. Ltd.	41,568	512,932
*	Anam Electronics Co. Ltd.	194,257	293,232
# *	Ananti, Inc.	237,282	1,118,801
*	Anapass, Inc.	9,199	126,351
*	Anterogen Co. Ltd.	17,628	249,187
*	Apact Co. Ltd.	47,847	97,725
*	APRO Co. Ltd.	15,290	174,972
*	Aprogen Biologics	552,176	156,042
*	Aprogen, Inc.	268,248	257,135
*	APS, Inc.	44,932	379,472
*	APTC Co. Ltd.	29,454	257,052
* ††	Arion Technology, Inc.	51,658	0
*	Aroot Co. Ltd.	130,461	54,290
	Asia Cement Co. Ltd.	54,970	440,352
	ASIA Holdings Co. Ltd.	3,528	366,015
	Asia Pacific Satellite, Inc.	12,337	156,558
	Asia Paper Manufacturing Co. Ltd.	16,637	437,629
*	Asiana Airlines, Inc.	82,372	792,227
*	ASTORY Co. Ltd.	10,496	162,022
	Atec Co. Ltd.	16,045	108,056
*	A-Tech Solution Co. Ltd.	10,226	80,744
	Atinum Investment Co. Ltd.	122,830	242,051
	AUK Corp.	95,994	156,511
	Aurora World Corp.	24,777	144,021
	Autech Corp.	43,708	190,049
	Avaco Co. Ltd.	36,513	464,017
*	Avatec Co. Ltd.	7,666	88,942
	Baiksan Co. Ltd.	51,917	309,454
*	Barunson Entertainment & Arts Corp.	89,960	56,745
	Bcworld Pharm Co. Ltd.	18,102	90,615
	BGF Co. Ltd.	119,024	367,738
	BGFecomaterials Co. Ltd.	76,189	435,060
#	BH Co. Ltd.	79,009	1,369,648
*	Binex Co. Ltd.	107,355	749,889
	Binggrae Co. Ltd.	21,800	725,633
*	Biodyne Co. Ltd.	2,065	55,657
# *	Bioneer Corp.	62,313	2,720,171
*	BioSmart Co. Ltd.	66,962	160,587
*	Biosolution Co., Ltd.	1,090	9,902
*	Biotoxtech Co. Ltd.	46,948	305,047
	BIT Computer Co. Ltd.	59,290	251,794
	Bixolon Co. Ltd.	34,684	163,944
*	BNC Korea Co. Ltd.	151,788	439,265
	Boditech Med, Inc.	86,134	745,710

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Bohae Brewery Co. Ltd.	316,282	$141,361
#	BoKwang Industry Co. Ltd.	63,717	324,078
	Bolak Co. Ltd.	110,078	140,130
	Bookook Securities Co. Ltd.	14,493	215,376
	Boryung	107,363	698,378
*	Bosung Power Technology Co. Ltd.	164,457	477,404
*	Bridge Biotherapeutics, Inc.	6,700	44,177
*	Bucket Studio Co. Ltd.	55,178	47,535
# *	Bukwang Pharmaceutical Co. Ltd.	166,111	996,568
*	Bumyang Construction Co. Ltd.	11,771	23,184
*	BusinessOn Communication Co. Ltd.	3,824	35,071
	BYC Co. Ltd.	1,007	352,931
	Byucksan Corp.	165,999	260,837
*	Caelum Co. Ltd.	7,444	20,445
*	Cafe24 Corp.	41,566	275,954
*	CammSys Corp.	267,893	336,649
	Camus Engineering & Construction, Inc.	27,025	33,503
*	Carelabs Co. Ltd.	17,016	92,729
	Cell Biotech Co. Ltd.	14,658	147,214
*	Cellumed Co. Ltd.	84,047	338,093
*	Chabiotech Co. Ltd.	127,163	1,239,015
	Changhae Ethanol Co. Ltd.	15,424	117,827
	Chemtronics Co. Ltd.	44,727	743,673
*	Chemtros Co. Ltd.	49,470	362,879
	Cheryong Electric Co. Ltd.	45,503	528,569
*	ChinHung International, Inc.	225,900	210,246
	Chinyang Holdings Corp.	86,435	208,169
	Chips&Media, Inc.	18,591	300,565
*	Choa Pharmaceutical Co.	85,589	138,022
*	Choil Aluminum Co. Ltd.	202,637	458,238
*	Chokwang Leather Co. Ltd.	607	22,451
	Chokwang Paint Ltd.	16,613	90,424
	Chong Kun Dang Pharmaceutical Corp.	20,308	1,287,676
	Chongkundang Holdings Corp.	11,961	453,823
	Choong Ang Vaccine Laboratory	28,743	223,861
*	Chorokbaem Media Co. Ltd.	49,739	334,658
	Chosun Refractories Co. Ltd.	66,160	487,460
*	CJ Bioscience, Inc.	471	11,070
*	CJ CGV Co. Ltd.	27,620	317,019
	CJ Freshway Corp.	25,918	552,396
*	CJ Seafood Corp.	89,298	216,841
*	CKD Bio Corp.	12,748	241,424
	Classys, Inc.	49,967	889,346
	CLIO Cosmetics Co. Ltd.	10,125	163,169
*	CMG Pharmaceutical Co. Ltd.	414,020	666,684
* ††	CNT85, Inc.	1,452	1,432
*	CoAsia Corp.	31,318	194,578
*	Com2uS Holdings Corp.	16,335	533,250
	Com2uSCorp.	24,598	1,266,299
*	Comtec Systems Co. Ltd.	55,335	32,078
*	Connectwave Co. Ltd.	31,806	355,237
*	ContentreeJoongAng Corp.	25,551	467,415
*	Coreana Cosmetics Co. Ltd.	102,112	225,655
*	Corentec Co. Ltd.	14,365	124,515
*	CORESTEMCHEMON, Inc.	3,541	20,479
*	COSMAX NBT, Inc.	22,850	73,441
*	Cosmax, Inc.	32,365	1,872,916
#	Cowell Fashion Co. Ltd.	92,364	304,529
	Cowintech Co. Ltd.	13,876	323,083

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Creas F&C Co. Ltd.	2,747	$37,235
*	Creative & Innovative System	187,522	1,763,289
#	Creverse, Inc.	5,127	68,482
*	CrystalGenomics, Inc.	185,334	418,599
*	CS Bearing Co. Ltd.	45,527	377,498
*	CTC BIO, Inc.	80,932	588,631
*	CTR Mobility Co. Ltd.	1,556	19,388
*	Cube Entertainment, Inc.	12,798	225,238
	Cuckoo Holdings Co. Ltd.	31,442	362,579
#	Cuckoo Homesys Co. Ltd.	26,647	508,579
*	Curexo, Inc.	55,281	432,820
*	Curo Co. Ltd.	478,720	221,568
	Cymechs, Inc.	25,921	242,007
*	D&C Media Co. Ltd.	6,018	84,803
	D.I Corp.	83,231	421,947
	Dae Han Flour Mills Co. Ltd.	4,392	467,433
	Dae Hwa Pharmaceutical Co. Ltd.	48,070	326,774
	Dae Hyun Co. Ltd.	102,719	169,392
*	Dae Won Chemical Co. Ltd.	80,068	144,992
	Dae Won Kang Up Co. Ltd.	151,346	460,161
*	Dae Young Packaging Co. Ltd.	25,293	25,679
*	Dae Yu Co. Ltd.	4,904	8,427
*	Daea TI Co. Ltd.	259,690	589,223
*	Daebo Magnetic Co. Ltd.	7,393	344,249
	Daebongls Co. Ltd.	23,249	130,385
*	Daechang Co. Ltd.	205,922	218,508
	Daechang Forging Co. Ltd.	8,716	47,138
	Daedong Corp.	59,572	472,696
	Daeduck Electronics Co. Ltd.	103,421	1,676,902
	Daehan New Pharm Co. Ltd.	38,400	248,811
	Daehan Steel Co. Ltd.	34,780	343,597
*	Dae-Il Corp.	40,268	151,698
	Daejoo Electronic Materials Co. Ltd.	40,913	3,023,871
*	Daemyung Sonoseason Co. Ltd.	230,575	118,030
	Daeryuk Can Co. Ltd.	12,389	40,056
	Daesang Corp.	81,947	1,193,159
	Daesang Holdings Co. Ltd.	51,274	295,294
	Daesung Energy Co. Ltd.	35,012	220,472
	Daesung Holdings Co. Ltd.	2,809	71,451
*	Daesung Industrial Co. Ltd.	83,195	248,469
*	Daesung Private Equity, Inc.	34,984	54,607
*	Daewon Cable Co. Ltd.	206,186	178,823
	Daewon Media Co. Ltd.	33,749	384,380
	Daewon Pharmaceutical Co. Ltd.	69,246	765,979
	Daewon San Up Co. Ltd.	55,250	263,974
*	Daewoo Electronic Components Co. Ltd.	138,153	179,841
	Daewoong Co. Ltd.	62,362	697,535
	Daewoong Pharmaceutical Co. Ltd.	12,537	1,036,887
*	Dahaam E-Tec Co. Ltd.	2,100	54,759
	Daihan Pharmaceutical Co. Ltd.	19,365	405,263
	Daishin Securities Co. Ltd.	112,901	1,136,081
# *	Danal Co. Ltd.	202,555	627,069
	Daol Investment & Securities Co. Ltd.	141,638	354,550
#	Daou Data Corp.	46,710	607,922
	Daou Technology, Inc.	91,181	1,307,992
*	Dasan Networks, Inc.	113,280	302,150
*	Dawonsys Co. Ltd.	111,345	1,019,696
*	Dayou Automotive Seat Technology Co. Ltd.	183,340	87,971
*	Dayou Plus Co. Ltd.	333,257	240,201

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Financial Investment Co. Ltd.	126,888	$383,865
*	DB, Inc.	499,370	677,714
	DCM Corp.	18,701	201,524
*	Dentis Co. Ltd.	14,491	107,491
	Dentium Co. Ltd.	26,595	2,870,817
	Deutsch Motors, Inc.	93,981	412,199
*	Development Advance Solution Co. Ltd.	39,144	124,723
	Device ENG Co. Ltd.	1,354	17,809
*	Devsisters Co. Ltd.	10,625	460,176
*	Dexter Studios Co. Ltd.	49,256	399,598
	DGB Financial Group, Inc.	599,906	3,076,377
*	DGP Co. Ltd.	138,999	49,286
	DI Dong Il Corp.	54,298	847,299
	Digital Chosun Co. Ltd.	41,009	64,956
	Digital Daesung Co. Ltd.	66,620	306,981
*	DIO Corp.	44,836	1,000,470
	Display Tech Co. Ltd.	44,803	232,598
	DL Construction Co. Ltd.	26,871	273,891
#	DL Holdings Co. Ltd.	41,785	1,548,275
* ††	DMOA Co. Ltd.	414,534	131,637
	DMS Co. Ltd.	78,897	372,082
	DNF Co. Ltd.	35,213	440,706
	Dohwa Engineering Co. Ltd.	60,443	371,212
	Dong Ah Tire & Rubber Co. Ltd.	36,543	330,406
	Dong-A Hwasung Co. Ltd.	14,590	100,087
	Dong-A Socio Holdings Co. Ltd.	13,306	823,497
	Dong-A ST Co. Ltd.	21,761	891,323
	Dong-Ah Geological Engineering Co. Ltd.	31,249	287,879
*	Dongbang Transport Logistics Co. Ltd.	94,680	154,033
	Dongbu Corp.	31,671	166,940
	Dongil Industries Co. Ltd.	4,037	663,976
	Dongjin Semichem Co. Ltd.	72,205	1,600,376
	Dongkoo Bio & Pharma Co. Ltd.	21,999	98,594
	DongKook Pharmaceutical Co. Ltd.	95,048	1,073,879
	Dongkuk Industries Co. Ltd.	121,053	654,218
	Dongkuk Steel Mill Co. Ltd.	234,980	2,106,128
*	Dongkuk Structures & Construction Co. Ltd.	120,350	397,559
	Dongsung Chemical Co. Ltd.	120,509	416,918
	Dongsung Finetec Co. Ltd.	71,914	608,056
*	Dongwha Enterprise Co. Ltd.	17,954	666,754
	Dongwha Pharm Co. Ltd.	80,593	506,114
	Dongwon Development Co. Ltd.	153,298	403,434
	Dongwon F&B Co. Ltd.	23,875	546,192
	Dongwon Industries Co. Ltd.	4,704	163,466
#	Dongwon Systems Corp.	23,608	759,331
	Dongyang E&P, Inc.	19,653	234,995
*	Dongyang Steel Pipe Co. Ltd.	370,586	297,294
	Doosan Co. Ltd.	23,474	1,641,544
	Doosan Tesna, Inc.	20,410	547,159
	DoubleUGames Co. Ltd.	36,271	1,230,866
	Douzone Bizon Co. Ltd.	31,900	728,491
*	Dream Security Co. Ltd.	52,082	114,463
	Dreamtech Co. Ltd.	38,875	280,755
*	Dreamus Co.	42,699	95,609
*	DRTECH Corp.	88,665	117,930
*	DSC Investment, Inc.	25,978	75,523
*	DSK Co. Ltd.	6,892	26,229
*	Duck Yang Industry Co. Ltd.	6,699	28,591
	Duckshin Housing Co. Ltd.	41,004	55,160

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Duk San Neolux Co. Ltd.	41,465	$1,352,406
*	Duksan Hi-Metal Co. Ltd.	19,217	81,281
*	Duksan Techopia Co. Ltd.	12,794	192,459
	Duksung Co. Ltd.	2,357	7,885
	DY Corp.	62,461	255,789
	DY POWER Corp.	31,719	279,380
*	E Investment&Development Co. Ltd.	74,253	152,442
*	E& Corp. Co. Ltd.	111,656	224,255
	E1 Corp.	13,023	463,707
	Eagle Veterinary Technology Co. Ltd.	7,061	26,961
	Eagon Industrial Ltd.	8,464	46,827
	Easy Bio, Inc.	87,948	280,782
#	Easy Holdings Co. Ltd.	176,052	414,840
	eBEST Investment & Securities Co. Ltd.	17,181	55,633
	Echo Marketing, Inc.	47,640	397,211
*	Eco&Dream Co. Ltd.	19,770	542,326
*	ECOCAB Co. Ltd.	6,295	19,262
	Ecoplastic Corp.	6,173	28,485
	Ecopro HN Co. Ltd.	32,309	1,621,779
	e-Credible Co. Ltd.	18,917	227,374
*	Eehwa Construction Co. Ltd.	51,964	140,209
*	EG Corp.	19,573	292,581
*	Ehwa Technologies Information Co. Ltd.	455,538	463,789
	Elentec Co. Ltd.	49,808	485,106
*	EMKOREA Co. Ltd.	136,418	287,955
	EM-Tech Co. Ltd.	42,707	879,356
	Enertork Ltd.	3,691	24,444
*	Enex Co. Ltd.	9,826	4,825
	ENF Technology Co. Ltd.	37,945	588,369
*	Enzychem Lifesciences Corp.	28,229	38,014
	Eo Technics Co. Ltd.	31,038	2,031,980
	Estechpharma Co. Ltd.	42,421	239,231
*	ESTsoft Corp.	27,672	233,623
*	E-TRON Co. Ltd.	1,491,477	362,217
*	Eubiologics Co. Ltd.	59,930	323,606
#	Eugene Corp.	191,672	479,261
	Eugene Investment & Securities Co. Ltd.	257,337	487,072
	Eugene Technology Co. Ltd.	54,249	1,177,483
	Eusu Holdings Co. Ltd.	56,304	285,214
*	Eutilex Co. Ltd.	19,287	72,367
*	EV Advanced Material Co. Ltd.	33,673	208,707
*	Ewon Comfortech Co. Ltd.	30,670	142,810
*	E-World	79,853	86,992
*	Exem Co. Ltd.	92,152	280,713
*	Eyegene, Inc.	14,921	48,311
*	ezCaretech Co. Ltd.	7,329	125,420
	Farmsco	14,684	39,169
	FarmStory Co. Ltd.	168,511	245,338
	Fasoo Co. Ltd.	1,271	7,434
*	Fine M-Tec Co. Ltd.	5,701	42,423
	Fine Semitech Corp.	39,942	658,286
*	Fine Technix Co. Ltd.	3,101	5,160
*	Firstec Co. Ltd.	116,567	357,917
*	Flask Co. Ltd.	40,844	35,467
	Foosung Co. Ltd.	160,162	1,624,252
*	FSN Co. Ltd.	3,470	8,814
	Fursys, Inc.	14,385	310,298
*	FutureChem Co. Ltd.	23,010	133,846
	Gabia, Inc.	43,120	377,073

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GAEASOFT	9,793	$53,337
	Galaxia Moneytree Co. Ltd.	59,849	255,843
*	GAMSUNG Corp. Co. Ltd.	66,954	144,256
	Gaon Cable Co. Ltd.	4,928	59,825
	GC Cell Corp.	9,811	314,919
*	GemVax & Kael Co. Ltd.	73,027	761,556
	Gemvaxlink Co. Ltd.	210,716	228,216
*	Genematrix, Inc.	10,677	38,567
*	GeneOne Life Science, Inc.	7,181	32,341
# *	Genexine, Inc.	95,148	863,401
*	Genie Music Corp.	113,810	324,336
*	GenNBio, Inc.	2,619	2,217
	Genohco, Inc.	2,814	47,731
*	GENOLUTION, Inc.	13,092	54,040
*	Genomictree, Inc.	18,644	180,424
	Genoray Co. Ltd.	2,039	11,972
	Geumhwa PSC Co. Ltd.	6,842	152,793
*	Gigalane Co. Ltd.	94,113	113,488
	Global Standard Technology Co. Ltd.	14,039	268,420
*	Global Tax Free Co. Ltd.	27,579	81,774
#	Golfzon Co. Ltd.	14,082	1,178,392
	Golfzon Newdin Holdings Co. Ltd.	84,626	339,051
# *	Good People Co. Ltd.	112,659	42,087
#	Gradiant Corp.	41,255	439,319
*	Grand Korea Leisure Co. Ltd.	70,407	966,761
	Green Chemical Co. Ltd.	9,098	72,262
	Green Cross Corp.	8,034	744,415
	Green Cross Holdings Corp.	80,040	935,890
*	Green Plus Co. Ltd.	2,321	17,615
*	GS Global Corp.	194,831	451,332
	Gwangju Shinsegae Co. Ltd.	13,770	339,610
	Hae In Corp.	8,115	36,991
	HAESUNG DS Co. Ltd.	45,545	1,597,727
	Haesung Industrial Co. Ltd.	3,053	21,162
	Haitai Confectionery & Foods Co. Ltd.	37,409	161,215
	Han Kuk Carbon Co. Ltd.	111,192	955,262
#	Hana Materials, Inc.	21,077	675,386
#	Hana Micron, Inc.	128,070	1,470,777
	Hana Pharm Co. Ltd.	859	9,352
	Hana Technology Co. Ltd.	4,887	255,678
# *	Hanall Biopharma Co. Ltd.	89,064	1,369,886
*	Hancom WITH, Inc.	4,708	15,216
*	Hancom, Inc.	56,997	606,188
	Handok, Inc.	32,265	369,336
	Handsome Co. Ltd.	52,459	980,409
	Hanil Cement Co. Ltd.	38,315	358,771
*	Hanil Feed Co. Ltd.	58,748	248,842
	Hanil Holdings Co. Ltd.	47,288	398,427
	Hanil Hyundai Cement Co. Ltd.	8,926	114,962
	Hanjin Transportation Co. Ltd.	33,634	501,317
*	Hankook Cosmetics Co. Ltd.	6,375	33,444
	Hankook Shell Oil Co. Ltd.	2,629	453,174
	Hanla IMS Co. Ltd.	23,956	118,488
	Hanmi Semiconductor Co. Ltd.	126,685	1,960,842
	HanmiGlobal Co. Ltd.	23,691	639,429
	Hannong Chemicals, Inc.	5,153	80,485
*	Hans Biomed Corp.	29,685	334,094
	Hansae Co. Ltd.	72,287	919,121
	Hansae Yes24 Holdings Co. Ltd.	45,615	156,056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Construction Co. Ltd.	17,142	$99,202
	Hanshin Machinery Co.	91,006	410,283
	Hansol Holdings Co. Ltd.	136,151	315,948
*	Hansol HomeDeco Co. Ltd.	255,321	197,356
*	Hansol IONES Co. Ltd.	71,025	418,944
	Hansol Logistics Co. Ltd.	4,990	11,073
	Hansol Paper Co. Ltd.	64,542	548,805
	Hansol Technics Co. Ltd.	102,841	451,282
	Hanssem Co. Ltd.	18,239	610,081
*	Hanwha General Insurance Co. Ltd.	230,006	782,351
*	Hanwha Investment & Securities Co. Ltd.	393,869	815,765
*	Hanyang Digitech Co. Ltd.	2,738	22,317
	Hanyang Eng Co. Ltd.	36,442	404,137
	Hanyang Securities Co. Ltd.	35,735	234,823
	Harim Co. Ltd.	194,038	447,921
	Harim Holdings Co. Ltd.	145,706	1,024,092
	HB SOLUTION Co. Ltd.	28,101	297,327
	HB Technology Co. Ltd.	211,978	386,302
	HD Hyundai Construction Equipment Co. Ltd.	49,305	2,510,002
	HD Hyundai Electric Co. Ltd.	57,167	2,168,442
	HD Hyundai Energy Solutions Co. Ltd.	10,344	327,578
	HD Hyundai Infracore Co. Ltd.	317,589	2,349,778
	HDC Holdings Co. Ltd.	37,315	183,091
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	978,209
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	184,161
	HDCLabs Co. Ltd.	22,528	139,617
	Hecto Financial Co. Ltd.	7,655	103,743
	Hecto Innovation Co. Ltd.	34,635	325,842
	Heerim Architects & Planners	17,110	118,065
*	Helixmith Co. Ltd.	108,091	696,417
*	Heungkuk Fire & Marine Insurance Co. Ltd.	183,782	460,572
*	HFR, Inc.	18,640	377,161
	Hite Jinro Co. Ltd.	62,360	1,039,712
	Hitejinro Holdings Co. Ltd.	27,709	190,411
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	109,445	242,584
*	HJ Shipbuilding & Construction Co. Ltd.	99,334	269,954
*	HL D&I Halla Corp.	68,744	128,626
	HL Holdings Corp.	27,184	674,571
*	HLB Biostep Co. Ltd.	19,251	59,435
*	HLB Global Co. Ltd.	44,664	194,180
# *	HLB Life Science Co. Ltd.	239,881	1,931,548
*	Hlb Pharma Ceutical Co. Ltd.	41,160	452,044
*	HLB Therapeutics Co. Ltd.	123,258	446,416
	Home Center Holdings Co. Ltd.	233,830	239,540
*	Homecast Co. Ltd.	116,798	363,059
	HS Industries Co. Ltd.	128,232	353,522
*	HSD Engine Co. Ltd.	128,636	749,143
*	Hugel, Inc.	12,995	1,106,040
*	Humasis Co. Ltd.	143,067	315,130
*	Humax Co. Ltd.	65,528	182,596
	Humedix Co. Ltd.	21,560	457,259
*	Huneed Technologies	12,770	61,844
#	Huons Co. Ltd.	30,307	744,983
	Huons Global Co. Ltd.	26,394	400,647
*	Huvis Corp.	52,644	179,295
	Huvitz Co. Ltd.	37,452	462,266
	Hwa Shin Co. Ltd.	48,675	503,669
# *	Hwail Pharm Co. Ltd.	150,233	233,845
	Hwangkum Steel & Technology Co. Ltd.	33,205	208,272

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwaseung Enterprise Co. Ltd.	63,281	$377,181
	HwaSung Industrial Co. Ltd.	33,148	241,419
	Hy-Lok Corp.	28,001	447,132
*	Hyosung Chemical Corp.	4,047	323,626
	Hyosung Corp.	19,759	974,148
*	Hyosung Heavy Industries Corp.	10,904	641,970
	Hyosung TNC Corp.	3,308	935,198
	HyosungITX Co. Ltd.	13,955	132,484
*	Hyulim ROBOT Co. Ltd.	375,109	552,510
	Hyundai Bioland Co. Ltd.	48,606	443,338
	Hyundai BNG Steel Co. Ltd.	34,554	419,652
	Hyundai Corp.	30,105	392,543
	Hyundai Corp. Holdings, Inc.	19,173	160,267
	Hyundai Department Store Co. Ltd.	46,770	1,810,929
	Hyundai Elevator Co. Ltd.	72,251	1,813,802
	HYUNDAI EVERDIGM Corp.	11,688	64,345
	Hyundai Ezwel Co. Ltd.	83,595	412,102
	Hyundai Futurenet Co. Ltd.	138,333	333,472
	Hyundai GF Holdings	110,162	344,531
	Hyundai Green Food	58,480	531,321
	Hyundai Home Shopping Network Corp.	23,796	857,689
*	Hyundai Livart Furniture Co. Ltd.	47,892	279,183
	Hyundai Motor Securities Co. Ltd.	76,683	513,659
	Hyundai Pharmaceutical Co. Ltd.	91,807	338,673
	Hyundai Wia Corp.	49,339	2,074,492
	Hyungkuk F&B Co. Ltd.	13,023	24,890
* ††	Hyupjin Co. Ltd.	97,584	89,893
	HyVision System, Inc.	46,062	610,692
	i3system, Inc.	18,619	278,837
*	iA, Inc.	1,086,695	484,824
	ICD Co. Ltd.	54,903	500,878
*	Icure Pharm, Inc.	20,914	46,921
	IDIS Holdings Co. Ltd.	1,320	13,082
*	Il Dong Pharmaceutical Co. Ltd.	2,580	38,793
*	IL Science Co. Ltd.	7,360	20,673
	Il Sung Construction Co. Ltd.	1,197	1,954
	Iljin Electric Co. Ltd.	62,223	326,183
	Iljin Holdings Co. Ltd.	80,297	273,493
	Iljin Power Co. Ltd.	26,588	261,141
	Ilshin Spinning Co. Ltd.	58,200	577,420
*	Ilshin Stone Co. Ltd.	206,774	183,806
††	ilShinbiobase Co. Ltd.	122,045	176,667
	Ilsung Pharmaceuticals Co. Ltd.	20,685	414,750
	Ilyang Pharmaceutical Co. Ltd.	52,959	682,868
	iMarketKorea, Inc.	68,179	504,278
	InBody Co. Ltd.	39,563	822,303
	Incross Co. Ltd.	27,428	308,192
*	Infinitt Healthcare Co. Ltd.	34,801	131,721
	InfoBank Corp.	9,135	90,248
	Innocean Worldwide, Inc.	35,112	1,051,570
	InnoWireless Co. Ltd.	19,517	397,179
#	Innox Advanced Materials Co. Ltd.	49,189	1,628,906
*	Innox Corp.	928	30,522
*	Inscobee, Inc.	245,028	257,174
# *	Insun ENT Co. Ltd.	107,394	660,307
*	Insung Information Co. Ltd.	11,228	18,203
	Intekplus Co. Ltd.	21,313	320,655
	Intellian Technologies, Inc.	13,816	710,751
	Intelligent Digital Integrated Security Co. Ltd.	23,189	395,351

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Interflex Co. Ltd.	50,589	$367,106
	Interojo Co. Ltd.	34,422	917,927
	INTOPS Co. Ltd.	38,974	1,027,412
# *	iNtRON Biotechnology, Inc.	83,532	486,514
	Inzi Controls Co. Ltd.	9,887	63,466
# *	IS Dongseo Co. Ltd.	52,102	1,445,808
	ISC Co. Ltd.	41,915	1,239,169
	i-SENS, Inc.	76,760	982,745
*	ISU Abxis Co. Ltd.	7,306	34,449
	ISU Chemical Co. Ltd.	60,351	1,871,314
	IsuPetasys Co. Ltd.	155,641	1,089,254
*	ITEK, Inc.	2,360	16,089
*	ITM Semiconductor Co. Ltd.	4,360	87,737
	It’s Hanbul Co. Ltd.	10,670	121,318
*	Iwin Plus Co. Ltd.	2,955	5,821
*	Jahwa Electronics Co. Ltd.	38,252	890,598
	JASTECH Ltd.	10,805	71,292
	JB Financial Group Co. Ltd.	180,828	1,131,445
	JC Chemical Co. Ltd.	22,661	129,672
	Jeil Pharmaceutical Co. Ltd.	8,726	120,673
*	Jeisys Medical, Inc.	76,573	495,828
*	Jeju Semiconductor Corp.	119,230	416,368
*	Jin Air Co. Ltd.	27,927	332,694
	Jinsung T.E.C	36,955	319,089
	JLS Co. Ltd.	42,073	226,476
	JNK Heaters Co. Ltd.	62,635	287,585
*	JNTC Co. Ltd.	9,150	56,395
*	JoyCity Corp.	71,043	209,395
	JS Corp.	5,685	53,879
	Jusung Engineering Co. Ltd.	117,736	1,387,912
	JVM Co. Ltd.	20,022	304,134
	JW Holdings Corp.	185,773	447,665
	JW Life Science Corp.	29,965	263,675
	JW Pharmaceutical Corp.	51,763	881,508
*	JW Shinyak Corp.	71,474	166,073
	Kangnam Jevisco Co. Ltd.	14,797	269,165
*	Kangstem Biotech Co. Ltd.	87,134	197,557
	KAON Group Co. Ltd.	59,033	321,452
	KC Co. Ltd.	27,573	406,812
	KC Tech Co. Ltd.	37,495	527,896
	KCC Glass Corp.	30,162	1,037,750
	KCI Ltd.	23,655	166,685
	KCTC	25,319	79,297
	KEC Corp.	329,261	555,281
*	Kencoa Aerospace Co.	14,333	174,996
	KEPCO Plant Service & Engineering Co. Ltd.	52,618	1,407,512
*	KEYEAST Co. Ltd.	58,751	350,592
	KG Chemical Corp.	14,892	427,250
	KG Dongbu Steel	15,589	110,276
	KG Eco Technology Service Co. Ltd.	43,831	528,795
* ††	KG Mobility Co.	65,982	681,314
#	Kginicis Co. Ltd.	68,720	629,931
	KGMobilians Co. Ltd.	75,641	369,331
#	KH Vatec Co. Ltd.	60,110	850,387
	KidariStudio, Inc.	28,268	152,279
	KINX, Inc.	12,320	502,821
	KISCO Corp.	66,300	339,662
	KISCO Holdings Co. Ltd.	31,963	496,502
	KISWIRE Ltd.	42,183	599,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KNJ Co. Ltd.	4,278	$54,382
*	KNW Co. Ltd.	2,456	22,373
#	Koentec Co. Ltd.	82,232	435,237
	Koh Young Technology, Inc.	210,636	2,093,577
#	Kolmar BNH Co. Ltd.	39,096	653,928
#	Kolmar Korea Co. Ltd.	50,765	1,538,923
	Kolmar Korea Holdings Co. Ltd.	32,252	359,346
	Kolon Corp.	26,236	399,327
	Kolon Global Corp.	15,145	158,843
	Kolon Industries, Inc.	63,462	2,036,662
*	Kolon Mobility Group Corp.	50,223	154,226
	Kolon Plastic, Inc.	49,059	365,158
	Komelon Corp.	21,175	149,556
#	KoMiCo Ltd.	23,135	755,670
*	KONA I Co. Ltd.	23,792	287,221
	Korea Alcohol Industrial Co. Ltd.	47,508	367,209
	Korea Arlico Pharm Co. Ltd.	3,713	18,411
	Korea Asset In Trust Co. Ltd.	204,959	449,356
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	169,075
*	Korea Cement Co. Ltd.	21,858	39,197
*	Korea Circuit Co. Ltd.	39,627	418,039
*	Korea District Heating Corp.	10,363	215,250
	Korea Electric Terminal Co. Ltd.	21,069	967,002
	Korea Electronic Certification Authority, Inc.	55,043	200,024
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	367,462
	Korea Export Packaging Industrial Co. Ltd.	56,210	141,695
*	Korea Information & Communications Co. Ltd.	24,722	192,594
	Korea Information Certificate Authority, Inc.	2,267	8,665
*	Korea Line Corp.	577,450	892,657
	Korea Movenex Co. Ltd.	70,591	166,993
	Korea Parts & Fasteners Co. Ltd.	11,691	47,732
#	Korea Petrochemical Ind Co. Ltd.	12,865	1,400,401
	Korea Petroleum Industries Co.	11,179	89,607
	Korea Pharma Co. Ltd.	12,997	194,218
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	496,302
#	Korea United Pharm, Inc.	35,429	571,000
	Korean Reinsurance Co.	386,959	2,189,958
	Kortek Corp.	36,466	246,455
*	KOSES Co. Ltd.	3,930	29,853
*	KPM Tech Co. Ltd.	258,546	110,036
*	KPS Corp.	8,173	60,847
	KPX Chemical Co. Ltd.	8,847	312,318
	KSIGN Co. Ltd.	205,671	239,216
	KSS LINE Ltd.	53,011	324,055
*	KT Alpha Co. Ltd.	62,034	279,488
	KT Skylife Co. Ltd.	80,752	418,671
#	KT Submarine Co. Ltd.	51,480	250,868
	KTCS Corp.	129,498	342,856
	Ktis Corp.	109,265	268,092
	Kukbo Design Co. Ltd.	11,235	143,835
	Kukdo Chemical Co. Ltd.	9,859	324,552
	Kukdong Oil & Chemicals Co. Ltd.	71,029	192,969
# *	Kuk-il Paper Manufacturing Co. Ltd.	190,710	113,993
*	Kukjeon Pharmaceutical Co. Ltd.	21,111	99,252
*	Kumho HT, Inc.	233,146	141,299
# *	Kumho Tire Co., Inc.	339,665	1,144,057
	KUMHOE&C Co. Ltd.	75,262	359,856
	Kumkang Kind Co. Ltd.	62,740	238,058
	Kwang Dong Pharmaceutical Co. Ltd.	142,897	617,062

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Myung Electric Co. Ltd.	100,455	$198,704
	KX Innovation Co. Ltd.	69,335	270,551
	Kyeong Nam Steel Co. Ltd.	5,707	13,030
	Kyeryong Construction Industrial Co. Ltd.	26,457	339,210
	Kyobo Securities Co. Ltd.	73,316	277,667
	Kyongbo Pharmaceutical Co. Ltd.	42,025	203,086
	Kyung Dong Navien Co. Ltd.	26,811	804,357
	Kyung Nong Corp.	6,524	49,236
	Kyungbang Co. Ltd.	47,694	377,368
*	Kyungchang Industrial Co. Ltd.	18,649	32,269
	KyungDong City Gas Co. Ltd.	13,575	218,043
	KyungDong Invest Co. Ltd.	735	57,986
	Kyungdong Pharm Co. Ltd.	73,304	404,639
	Kyung-In Synthetic Corp.	128,216	447,398
#	L&C Bio Co. Ltd.	19,169	441,805
*	LabGenomics Co. Ltd.	80,286	357,108
*	Lake Materials Co. Ltd.	115,339	1,196,035
	LaonPeople, Inc.	4,929	24,554
# *	LB Semicon, Inc.	119,129	709,625
	LEADCORP, Inc.	47,816	267,388
	LF Corp.	62,995	824,801
	LG HelloVision Co. Ltd.	116,618	359,268
	LIG Nex1 Co. Ltd.	26,802	1,571,343
	Lion Chemtech Co. Ltd.	18,316	102,922
	Lock & Lock Co. Ltd.	64,031	274,862
	LOT Vacuum Co. Ltd.	45,136	521,974
	Lotte Chilsung Beverage Co. Ltd.	8,699	1,013,969
*	Lotte Data Communication Co.	4,028	84,890
#	LOTTE Fine Chemical Co. Ltd.	49,102	2,255,072
	LOTTE Himart Co. Ltd.	34,338	291,110
*	Lotte Non-Life Insurance Co. Ltd.	155,474	180,391
	Lotte Rental Co. Ltd.	9,049	176,242
# *	Lotte Tour Development Co. Ltd.	42,320	347,017
	Lotte Wellfood Co. Ltd.	8,416	666,889
	LS Cable & System Asia Ltd.	35,473	182,206
	LS Electric Co. Ltd.	35,229	1,669,334
	Lutronic Corp.	56,611	1,100,900
*	LVMC Holdings	360,684	484,903
	LX Hausys Ltd.	25,569	786,651
	LX Holdings Corp.	10,044	64,027
	LX International Corp.	95,402	2,092,006
	LX Semicon Co. Ltd.	36,491	2,885,054
	M.I.Tech Co. Ltd.	21,731	225,778
*	M2N Co. Ltd.	36,322	127,671
	Macrogen, Inc.	3,933	57,484
	Maeil Dairies Co. Ltd.	4,652	165,349
	Maeil Holdings Co. Ltd.	4,933	32,050
	MAKUS, Inc.	5,008	37,539
	Manho Rope & Wire Ltd.	920	40,085
	Mcnex Co. Ltd.	44,780	1,055,048
*	MDS Tech, Inc.	234,808	406,320
*	ME2ON Co. Ltd.	93,947	260,330
	Mediana Co. Ltd.	24,894	83,006
* ††	Medience Co. Ltd.	53,361	123,946
*	Medipost Co. Ltd.	50,463	549,509
#	Medy-Tox, Inc.	16,579	2,935,132
	Meerecompany, Inc.	19,552	478,787
	MegaStudy Co. Ltd.	33,559	287,395
	MegaStudyEdu Co. Ltd.	27,677	1,299,676

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	MEKICS Co. Ltd.	8,088	$21,683
	META BIOMED Co. Ltd.	32,591	52,570
*	Mgame Corp.	59,295	369,304
	Mi Chang Oil Industrial Co. Ltd.	3,145	153,091
*	MiCo BioMed Co. Ltd.	14,873	75,314
*	MiCo Ltd.	117,247	731,749
*	Mirae Asset Life Insurance Co. Ltd.	239,457	501,132
*	Mirae Asset Venture Investment Co. Ltd.	35,502	138,499
	Miwon Chemicals Co. Ltd.	3,853	186,285
	Miwon Commercial Co. Ltd.	5,072	640,579
	Miwon Specialty Chemical Co. Ltd.	5,925	620,154
	MK Electron Co. Ltd.	55,102	559,841
	MNTech Co. Ltd.	63,871	1,110,501
*	Mobile Appliance, Inc.	98,324	225,065
	Monalisa Co. Ltd.	73,193	152,481
	MonAmi Co. Ltd.	59,430	145,376
	Moorim P&P Co. Ltd.	82,322	225,226
	Moorim Paper Co. Ltd.	85,692	163,347
	Motonic Corp.	40,895	269,777
	Motrex Co. Ltd.	40,105	572,501
*	mPlus Corp.	15,452	139,891
	Mr Blue Corp.	33,624	65,527
	MS Autotech Co. Ltd.	113,563	493,212
	Muhak Co. Ltd.	28,579	119,366
	Multicampus Co. Ltd.	9,753	266,506
*	M-venture Investment, Inc.	100,633	68,772
*	Myoung Shin Industrial Co. Ltd.	52,191	708,360
*	MyungMoon Pharm Co. Ltd.	94,962	180,085
*	Naintech Co. Ltd.	18,860	48,954
	Namhae Chemical Corp.	85,332	551,455
*	Namsun Aluminum Co. Ltd.	308,560	535,089
*	Namuga Co. Ltd.	36,468	404,805
	Namyang Dairy Products Co. Ltd.	1,212	448,746
*	NanoenTek, Inc.	81,092	302,111
	Nasmedia Co. Ltd.	20,802	324,787
*	Nature & Environment Co. Ltd.	329,630	262,095
	Nature Holdings Co. Ltd.	11,061	234,319
*	NDFOS Co. Ltd.	9,801	20,833
	NeoPharm Co. Ltd.	19,428	254,427
*	Neowiz	48,900	1,615,715
*	NEOWIZ HOLDINGS Corp.	16,632	347,609
*	Nepes Ark Corp.	8,143	143,620
*	NEPES Corp.	68,067	1,029,417
*	Neptune Co.	18,922	125,150
	New Power Plasma Co. Ltd.	7,229	26,981
	Nexen Corp.	108,320	335,145
	Nexen Tire Corp.	124,972	770,990
*	Next Entertainment World Co. Ltd.	71,002	338,455
	NEXTIN, Inc.	13,447	651,360
*	NHN Corp.	55,266	1,125,092
	NHN KCP Corp.	84,992	716,438
	NI Steel Co. Ltd.	8,373	42,256
*	NIBEC Co. Ltd.	10,083	121,039
	NICE Holdings Co. Ltd.	69,460	659,660
	Nice Information & Telecommunication, Inc.	22,068	396,790
	NICE Information Service Co. Ltd.	131,225	1,127,371
	NICE Total Cash Management Co. Ltd.	54,101	206,264
*	NK Co. Ltd.	208,216	142,195
	Nong Shim Holdings Co. Ltd.	8,176	426,894

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Woo Bio Co. Ltd.	9,704	$62,781
	NOROO Paint & Coatings Co. Ltd.	37,026	222,266
	NOVAREX Co. Ltd.	17,413	113,300
	NPC	66,771	331,079
*	Nuintek Co. Ltd.	43,573	76,539
*	NUVOTEC Co. Ltd.	153,125	100,769
	Oceanbridge Co. Ltd.	19,278	197,702
*	Omnisystem Co. Ltd.	37,373	53,551
	Openbase, Inc.	68,350	146,270
*	Optipharm Co. Ltd.	1,575	9,321
	OptoElectronics Solutions Co. Ltd.	30,470	373,927
*	OPTRON-TEC, Inc.	54,673	116,586
	OPTUS Pharmaceutical Co. Ltd.	43,209	237,843
*	Orbitech Co. Ltd.	93,260	287,221
*	Orientbio, Inc.	173,545	79,501
	Orion Holdings Corp.	88,035	1,091,584
* ††	Osung Advanced Materials Co. Ltd.	223,449	259,463
	Ottogi Corp.	2,972	1,026,440
	Paik Kwang Industrial Co. Ltd.	98,951	505,042
*	Pan Entertainment Co. Ltd.	13,620	50,472
*	PANAGENE, Inc.	33,276	94,829
	Pang Rim Co. Ltd.	89,464	496,613
*	Paradise Co. Ltd.	98,053	1,129,048
	Park Systems Corp.	12,292	1,346,997
#	Partron Co. Ltd.	156,372	932,170
	Paseco Co. Ltd.	14,642	160,197
#	People & Technology, Inc.	38,136	1,545,139
*	Peptron, Inc.	9,152	49,269
	PHA Co. Ltd.	25,290	162,315
*	PharmAbcine	13,657	26,223
#	PharmaResearch Co. Ltd.	20,129	1,525,437
*	PharmGen Science, Inc.	63,854	306,065
*	Pharmicell Co. Ltd.	168,804	1,148,469
	Philoptics Co. Ltd.	17,711	122,593
* ††	Philosys Healthcare Co. Ltd.	94,841	23,101
#	PI Advanced Materials Co. Ltd.	53,171	1,303,079
	Point Engineering Co. Ltd.	24,538	36,537
*	Polaris Office Corp.	12,471	19,875
	Poongsan Corp.	67,915	2,158,402
	Poongsan Holdings Corp.	24,968	695,556
	Posco DX Co. Ltd.	179,741	1,786,050
	Posco M-Tech Co. Ltd.	72,480	1,253,788
	POSCO Steeleon Co. Ltd.	893	34,779
*	Power Logics Co. Ltd.	95,962	415,041
	Protec Co. Ltd.	19,624	361,154
#	PSK, Inc.	71,508	1,111,702
	Pulmuone Co. Ltd.	38,753	293,379
	Pungkuk Ethanol Co. Ltd.	22,635	231,005
	QSI Co. Ltd.	10,628	77,336
*	RaonSecure Co. Ltd.	115,448	197,338
*	Ray Co. Ltd/KR	18,972	474,457
	Rayence Co. Ltd.	17,543	154,649
	Reyon Pharmaceutical Co. Ltd.	27,505	383,459
#	RFHIC Corp.	68,876	1,212,178
*	RFTech Co. Ltd.	114,269	377,095
	RN2 Technologies Co. Ltd.	4,601	27,473
*	Robostar Co. Ltd.	28,003	676,344
*	Robotis Co. Ltd.	11,904	287,204
	Rorze Systems Corp.	12,806	77,377

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Rsupport Co. Ltd.	59,819	$176,676
*	S Net Systems, Inc.	44,130	155,161
#	S&S Tech Corp.	54,626	1,835,382
*	S.Y. Co. Ltd.	129,076	286,578
	Sajo Industries Co. Ltd.	9,398	299,893
	Sajodaerim Corp.	2,580	51,789
*	Sajodongaone Co. Ltd.	29,518	22,861
*	Sam Chun Dang Pharm Co. Ltd.	36,463	2,057,353
	Sam Young Electronics Co. Ltd.	45,179	318,910
	Sam Yung Trading Co. Ltd.	77,884	784,579
	Sambo Corrugated Board Co. Ltd.	7,239	54,458
	Sambo Motors Co. Ltd.	15,328	76,439
*	Sambu Engineering & Construction Co. Ltd.	437,898	347,009
	Samchully Co. Ltd.	2,669	305,411
*	Samchuly Bicycle Co. Ltd.	15,529	80,059
	Samho Development Co. Ltd.	64,421	171,212
*	SAMHWA NETWORKS Co. Ltd.	23,437	61,550
	SAMHWA Paints Industrial Co. Ltd.	37,979	181,900
	Samick Musical Instruments Co. Ltd.	219,742	198,826
	Samick THK Co. Ltd.	31,605	313,575
*	Samil Pharmaceutical Co. Ltd.	28,019	162,737
	Samji Electronics Co. Ltd.	37,339	250,758
*	Samjin LND Co. Ltd.	89,395	200,301
	Samjin Pharmaceutical Co. Ltd.	27,872	475,008
*	Samkee Corp.	67,094	154,200
	Sammok S-Form Co. Ltd.	19,532	221,482
	SAMPYO Cement Co. Ltd.	125,588	328,283
	Samsung Climate Control Co. Ltd.	1,221	10,604
*	Samsung Pharmaceutical Co. Ltd.	233,733	487,880
	Samsung Publishing Co. Ltd.	17,275	284,621
	SAMT Co. Ltd.	211,277	472,506
	Samwha Capacitor Co. Ltd.	30,126	935,956
	Samwha Electric Co. Ltd.	16,687	220,171
	Samyang Corp.	12,575	390,104
	Samyang Foods Co. Ltd.	13,290	1,158,212
	Samyang Holdings Corp.	14,215	805,023
	Samyang Packaging Corp.	4,346	57,091
	Samyang Tongsang Co. Ltd.	5,256	197,682
*	Samyoung Co. Ltd.	36,545	106,918
	Sang-A Frontec Co. Ltd.	35,732	833,914
*	Sangbo Corp.	112,085	130,025
#	Sangsangin Co. Ltd.	124,136	457,937
	Sangsin Energy Display Precision Co. Ltd.	38,495	662,886
	Saramin Co. Ltd.	25,969	443,294
	Satrec Initiative Co. Ltd.	22,788	623,171
	SAVEZONE I&C Corp.	64,559	132,166
*	SBI Investment Korea Co. Ltd.	350,632	282,596
*	SBW	881,230	178,845
*	S-Connect Co. Ltd.	208,292	276,313
*	SDN Co. Ltd.	224,182	322,504
	Seah Besteel Holdings Corp.	51,280	890,536
	SeAH Holdings Corp.	3,283	279,879
	SeAH Steel Corp.	3,893	410,803
	SeAH Steel Holdings Corp.	6,517	729,840
	Sebang Co. Ltd.	42,224	570,562
	Sebang Global Battery Co. Ltd.	22,923	922,088
*	Seegene, Inc.	110,917	2,021,331
*	Segyung Hitech Co. Ltd.	9,088	111,340
	Sejin Heavy Industries Co. Ltd.	46,649	231,762

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co. Ltd.	38,928	$196,756
*	Sejong Telecom, Inc.	758,673	343,159
*	Sekonix Co. Ltd.	13,866	61,574
*	Selvas AI, Inc.	36,435	551,818
	Sempio Foods Co.	9,478	207,987
*	S-Energy Co. Ltd.	24,822	53,405
#	Seobu T&D	115,970	643,717
	Seohan Co. Ltd.	290,737	235,938
	Seohee Construction Co. Ltd.	11,969	11,419
# *	Seojin System Co. Ltd.	53,856	648,155
	Seoul Auction Co. Ltd.	41,464	438,131
*	Seoul Food Industrial Co. Ltd.	1,520,855	244,794
	Seoul Semiconductor Co. Ltd.	161,292	1,288,362
*	Seoul Viosys Co. Ltd.	27,029	91,914
	Seoulin Bioscience Co. Ltd.	25,428	226,937
*	Seowon Co. Ltd.	106,245	108,015
	SEOWONINTECH Co. Ltd.	16,960	79,887
	Seoyon Co. Ltd.	56,279	342,463
	Seoyon E-Hwa Co. Ltd.	37,029	414,059
*	Sewon E&C Co. Ltd.	518,090	98,323
††	Sewon Precision Industry Co. Ltd.	8,455	47,288
	Sewoon Medical Co. Ltd.	90,686	183,546
#	SFA Engineering Corp.	66,414	1,985,065
*	SFA Semicon Co. Ltd.	257,032	1,023,210
	S-Fuelcell Co. Ltd.	8,387	127,340
*	SG Corp.	525,085	199,445
	SGC e Tec E&C Co. Ltd.	7,556	133,502
	SGC Energy Co. Ltd.	15,800	346,895
	SH Energy & Chemical Co. Ltd.	339,049	200,198
	Shin Heung Energy & Electronics Co. Ltd.	8,995	323,355
# *	Shin Poong Pharmaceutical Co. Ltd.	62,297	842,900
	Shindaeyang Paper Co. Ltd.	71,420	449,971
	Shinil Electronics Co. Ltd.	256,618	402,916
	Shinsegae Engineering & Construction Co. Ltd.	7,252	95,779
	Shinsegae Food Co. Ltd.	4,124	136,234
	Shinsegae Information & Communication Co. Ltd.	2,319	25,904
#	Shinsegae International, Inc.	43,626	640,534
	Shinsung Delta Tech Co. Ltd.	44,703	367,054
*	Shinsung E&G Co. Ltd.	610,324	913,431
*	Shinsung Tongsang Co. Ltd.	122,206	202,483
*	Shinwha Intertek Corp.	107,691	239,070
	Shinwon Corp.	193,213	206,696
	Shinyoung Securities Co. Ltd.	17,134	710,749
*	Showbox Corp.	109,545	284,827
*	Signetics Corp.	215,282	204,901
	SIGONG TECH Co. Ltd.	35,400	111,409
	Silla Co. Ltd.	28,011	219,640
#	Simmtech Co. Ltd.	73,195	1,579,238
	SIMMTECH HOLDINGS Co. Ltd.	33,842	73,730
	SIMPAC, Inc.	57,925	240,940
	Sindoh Co. Ltd.	16,601	426,548
	Sinil Pharm Co. Ltd.	4,046	23,562
	SJ Group Co. Ltd.	8,579	91,559
	SK D&D Co. Ltd.	35,693	605,826
	SK Discovery Co. Ltd.	41,959	1,012,944
	SK Gas Ltd.	7,969	719,603
	SK Networks Co. Ltd.	500,225	1,745,850
*	SK oceanplant Co. Ltd.	84,478	1,242,679
	SK Rent A Car Co. Ltd.	5,401	29,817

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	1,392,259	$708,743
#	SL Corp.	57,779	1,346,202
*	SM Culture & Contents Co. Ltd.	194,308	429,929
*	SM Life Design Group Co. Ltd.	104,568	163,277
* ††	S-MAC Co. Ltd.	176,178	171,227
	SMCore, Inc.	53,702	278,130
	SNT Dynamics Co. Ltd.	41,013	282,262
	SNT Holdings Co. Ltd.	27,174	318,029
#	SNT Motiv Co. Ltd.	32,114	1,147,728
*	SNU Precision Co. Ltd.	77,902	225,166
*	Solborn, Inc.	54,990	180,535
	Solid, Inc.	219,880	868,342
*	SOLUM Co. Ltd.	93,984	1,721,286
	Solus Advanced Materials Co. Ltd.	29,019	879,464
	Songwon Industrial Co. Ltd.	47,243	608,680
*	Sonid, Inc.	10,429	41,788
*	Sonokong Co. Ltd.	43,529	66,043
	Soosan Heavy Industries Co. Ltd.	59,096	113,376
	Soulbrain Co. Ltd.	9,235	1,519,550
#	Soulbrain Holdings Co. Ltd.	19,846	396,472
	SPC Samlip Co. Ltd.	8,493	461,554
*	Speco Co. Ltd.	10,580	31,586
	SPG Co. Ltd.	47,728	962,625
	Spigen Korea Co. Ltd.	13,602	321,251
	ST Pharm Co. Ltd.	28,869	1,710,572
	STIC Investments, Inc.	123,274	585,890
*	Straffic Co. Ltd.	38,493	120,130
*	STX Heavy Industries Co. Ltd.	18,379	74,168
	Sugentech, Inc.	19,889	121,875
	Suheung Co. Ltd.	21,759	464,018
	Sukgyung AT Co. Ltd.	1,793	56,628
	Sun Kwang Co. Ltd.	15,209	469,188
	Sung Kwang Bend Co. Ltd.	51,596	473,677
*	Sungchang Enterprise Holdings Ltd.	214,939	313,954
	Sungshin Cement Co. Ltd.	59,213	424,630
#	Sungwoo Hitech Co. Ltd.	185,738	1,184,557
	Sunjin Co. Ltd.	48,992	302,789
*	Sunny Electronics Corp.	114,566	185,950
*	Suprema, Inc.	18,844	306,931
	SV Investment Corp.	106,865	175,490
*	Synergy Innovation Co. Ltd.	105,399	236,863
*	Synopex, Inc.	259,074	529,854
	Systems Technology, Inc.	40,934	357,914
	T&L Co. Ltd.	7,998	273,992
	Tae Kyung Industrial Co. Ltd.	44,125	261,276
	Taekwang Industrial Co. Ltd.	1,146	598,200
	Taekyung BK Co. Ltd.	26,177	141,458
* ††	Taewoong Co. Ltd.	56,071	556,522
	Taeyoung Engineering & Construction Co. Ltd.	85,762	245,313
*	Taihan Fiberoptics Co. Ltd.	228,160	329,734
*	Taihan Textile Co. Ltd.	3,092	121,793
	Tailim Packaging Co. Ltd.	63,432	124,527
	TCC Steel	25,593	754,551
	TechWing, Inc.	104,027	534,933
*	Tego Science, Inc.	8,956	84,728
*	Telcon RF Pharmaceutical, Inc.	277,957	220,842
	Telechips, Inc.	36,782	463,826
*	TERA SCIENCE Co. Ltd.	182,973	527,300
	TES Co. Ltd.	56,581	912,805

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Theragen Etex Co. Ltd.	111,294	$434,781
*	Thinkware Systems Corp.	26,213	262,667
# *	TK Chemical Corp.	47,613	92,400
	TK Corp.	53,989	719,302
	TKG Huchems Co. Ltd.	69,624	1,187,910
	TLB Co. Ltd.	1,165	17,260
	Tokai Carbon Korea Co. Ltd.	20,425	1,528,578
*	Tongyang Life Insurance Co. Ltd.	162,309	479,910
	Tongyang, Inc.	548,179	434,458
*	Top Engineering Co. Ltd.	52,518	199,242
	Toptec Co. Ltd.	81,091	534,879
	Tovis Co. Ltd.	56,715	449,913
	TS Corp.	140,490	363,003
*	TS Nexgen Co. Ltd.	228,108	144,827
	TSE Co. Ltd.	8,349	239,113
*	Tuksu Construction Co. Ltd.	31,513	183,006
	TY Holdings Co. Ltd.	93,485	756,789
	TYM Corp.	411,509	765,584
	UBCare Co. Ltd.	91,237	383,602
	Ubiquoss Holdings, Inc.	32,753	324,098
	Ubiquoss, Inc.	26,517	254,737
	Uju Electronics Co. Ltd.	26,223	243,106
	Uni-Chem Co. Ltd.	155,749	181,563
	Unick Corp.	53,999	226,925
*	Unid Btplus Co. Ltd.	22,877	162,737
	Unid Co. Ltd.	14,590	709,934
	Union Materials Corp.	28,259	90,133
	Union Semiconductor Equipment & Materials Co. Ltd.	89,463	514,980
	Uniquest Corp.	56,000	409,739
*	Unison Co. Ltd.	229,881	273,284
*	UniTest, Inc.	60,851	555,642
*	UTI, Inc.	22,312	373,536
	Value Added Technology Co. Ltd.	29,655	856,448
*	Very Good Tour Co. Ltd.	15,639	115,168
	Viatron Technologies, Inc.	42,963	321,760
*	VICTEK Co. Ltd.	91,039	349,151
*	Vidente Co. Ltd.	57,951	143,752
	Vieworks Co. Ltd.	29,404	753,684
*	Vina Tech Co. Ltd.	9,636	502,656
	Visang Education, Inc.	16,820	70,902
	Vitzro Tech Co. Ltd.	15,497	86,098
	Vitzrocell Co. Ltd.	54,357	722,759
*	Vivozon Pharmaceutical Co.Ltd.	179,430	118,073
*	VT GMP Co. Ltd.	42,957	187,797
*	Webcash Corp.	13,826	145,178
	Webzen, Inc.	56,800	648,451
*	Welcron Co. Ltd.	109,997	226,034
*	Wellbiotec Co. Ltd.	99,963	103,661
	Whanin Pharmaceutical Co. Ltd.	46,587	563,500
	Wiable Corp.	8,754	14,141
*	WillBes & Co.	178,256	79,838
#	Winix, Inc.	34,410	257,174
	Wins Co. Ltd.	26,610	249,230
	WiSoL Co. Ltd.	74,628	362,357
*	WIZIT Co. Ltd.	244,335	136,990
*	WONIK CUBE Corp.	58,473	81,734
*	Wonik Holdings Co. Ltd.	165,481	441,434
	WONIK IPS Co. Ltd.	61,500	1,408,451
#	Wonik Materials Co. Ltd.	25,331	503,017

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WONIK PNE Co. Ltd.	13,707	$98,764
	Wonik QnC Corp.	62,589	1,145,665
	Woojin Plaimm Co. Ltd.	3,881	10,050
	Woojin, Inc.	20,586	133,231
*	Woongjin Co. Ltd.	21,607	24,138
	Woongjin Thinkbig Co. Ltd.	35,821	83,142
*	Wooree Bio Co. Ltd.	21,919	44,815
	Woori Investment Bank Co. Ltd.	1,510,901	854,867
*	Woori Technology Investment Co. Ltd.	75,498	231,640
*	Woori Technology, Inc.	570,501	657,286
* ††	Wooriro Co. Ltd.	16,683	15,141
	Woorison F&G Co. Ltd.	116,049	158,208
	Woory Industrial Co. Ltd.	23,700	303,099
*	Woosu AMS Co. Ltd.	106,413	246,309
*	WooSung Co. Ltd.	6,452	117,352
	Worldex Industry & Trading Co. Ltd.	44,952	744,486
# *	Wysiwyg Studios Co. Ltd.	59,396	785,500
	Y G-1 Co. Ltd.	61,821	302,629
*	Y2 Solution Co. Ltd.	88,983	86,107
	Y-entec Co. Ltd.	25,880	153,069
*	Yest Co. Ltd.	52,284	395,093
#	YG Entertainment, Inc.	42,279	1,937,004
*	YG PLUS	79,734	304,679
*	YIK Corp.	98,562	281,675
*	YJM Games Co. Ltd.	113,684	92,665
	YMC Co. Ltd.	54,027	249,726
*	YMT Co. Ltd.	20,730	189,358
*	Yonwoo Co. Ltd.	6,890	83,272
	Yoosung Enterprise Co. Ltd.	80,477	174,809
	Youil Energy Tech Co. Ltd.	7,087	115,034
	Youlchon Chemical Co. Ltd.	35,492	1,027,433
#	Young Poong Corp.	910	388,790
	Young Poong Paper Manufacturing Co. Ltd.	16,322	218,683
	Young Poong Precision Corp.	37,751	354,483
	Youngone Holdings Co. Ltd.	21,971	1,064,245
	YTN Co. Ltd.	73,837	310,548
	Yuanta Securities Korea Co. Ltd.	340,341	669,720
	YuHwa Securities Co. Ltd.	96,255	166,561
*	Yujin Robot Co. Ltd.	35,304	152,124
*	Yungjin Pharmaceutical Co. Ltd.	244,225	539,691
	Yuyu Pharma, Inc.	8,551	38,537
	Zeus Co. Ltd.	28,507	604,226
	Zinus, Inc.	31,703	679,284

TOTAL SOUTH KOREA			465,613,995

TAIWAN — (18.2%)
	104 Corp.	1,000	6,900
	91APP, Inc.	103,000	489,152
#	ABC Taiwan Electronics Corp.	300,977	281,688
	Abico Avy Co. Ltd.	444,841	301,577
	Ability Enterprise Co. Ltd.	833,293	552,365
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	786,628
	Abnova Corp.	88,000	102,824
#	AcBel Polytech, Inc.	1,226,599	1,695,277
#	ACES Electronic Co. Ltd.	407,822	401,173
*	Acon Holding, Inc.	938,560	355,877
	Acter Group Corp. Ltd.	360,980	1,594,561
	Action Electronics Co. Ltd.	687,000	334,995
	ADATA Technology Co. Ltd.	857,879	2,105,378

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Addcn Technology Co. Ltd.	111,564	$738,063
	Adlink Technology, Inc.	61,000	119,084
#	Advanced Ceramic X Corp.	163,000	1,104,228
	Advanced International Multitech Co. Ltd.	410,000	1,209,317
#	Advanced Optoelectronic Technology, Inc.	457,000	282,341
#	Advanced Power Electronics Corp.	138,000	469,223
#	Advanced Wireless Semiconductor Co.	252,000	682,100
	Advancetek Enterprise Co. Ltd.	1,030,519	1,085,025
	AEON Motor Co. Ltd.	33,359	41,254
	Aerospace Industrial Development Corp.	2,123,000	4,014,623
#	AGV Products Corp.	1,543,433	553,548
	AIC, Inc.	8,000	46,674
*	Airmate Cayman International Co. Ltd.	38,719	23,227
	Alcor Micro Corp.	10,000	10,405
	Alexander Marine Co. Ltd.	48,000	739,258
# *	ALI Corp.	686,775	441,268
	All Ring Tech Co. Ltd.	126,000	252,484
#	Allied Circuit Co. Ltd.	113,000	576,432
#	Allied Supreme Corp.	87,000	799,857
#	Allis Electric Co. Ltd.	672,385	1,066,612
#	Alltek Technology Corp.	554,423	752,497
#	Alltop Technology Co. Ltd.	105,774	463,510
	Alpha Networks, Inc.	1,256,158	1,452,063
	Altek Corp.	925,945	1,009,701
	Amazing Microelectronic Corp.	316,352	1,097,167
*	Ambassador Hotel	1,135,000	1,410,897
#	AMICCOM Electronics Corp.	25,000	23,855
	AMPACS Corp.	12,000	23,234
	Ampire Co. Ltd.	317,000	396,456
#	AMPOC Far-East Co. Ltd.	346,444	601,430
	AmTRAN Technology Co. Ltd.	2,814,486	1,051,673
*	Amulaire Thermal Technology, Inc.	32,000	35,624
	Anderson Industrial Corp.	290,416	115,462
	Anji Technology Co. Ltd.	66,000	117,083
#	Anpec Electronics Corp.	224,007	1,243,197
#	Apac Opto Electronics, Inc.	147,000	171,958
#	Apacer Technology, Inc.	345,325	579,639
	APAQ Technology Co. Ltd.	484	817
	APCB, Inc.	485,000	274,200
#	Apex Biotechnology Corp.	338,483	304,387
#	Apex International Co. Ltd.	540,470	973,185
#	Apex Science & Engineering	623,132	228,220
	Arcadyan Technology Corp.	533,055	1,750,190
	Ardentec Corp.	1,500,274	2,646,755
#	Argosy Research, Inc.	220,396	737,705
	Asia Electronic Material Co. Ltd.	331,000	175,948
	Asia Optical Co., Inc.	851,000	1,781,242
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,524,790
*	Asia Plastic Recycling Holding Ltd.	405,182	94,449
	Asia Polymer Corp.	1,420,996	1,276,714
	Asia Tech Image, Inc.	198,000	438,772
#	Asia Vital Components Co. Ltd.	943,549	4,854,859
#	ASIX Electronics Corp.	105,000	433,781
	ASolid Technology Co. Ltd.	27,000	87,009
#	ASROCK, Inc.	154,000	682,647
	ATE Energy International Co. Ltd.	10,274	10,893
	Aten International Co. Ltd.	350,479	978,850
	Audix Corp.	279,600	518,511
#	AURAS Technology Co. Ltd.	229,148	1,859,893

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aurona Industries, Inc.	246,000	$168,135
	Aurora Corp.	262,349	685,161
#	Avalue Technology, Inc.	164,000	593,698
	Aver Information, Inc.	31,000	43,714
	Awea Mechantronic Co. Ltd.	132,210	141,602
#	Axiomtek Co. Ltd.	212,000	519,946
# *	Azurewave Technologies, Inc.	345,000	262,132
	Bafang Yunji International Co. Ltd.	81,000	475,162
	Bank of Kaohsiung Co. Ltd.	2,515,334	1,008,205
	Baolong International Co. Ltd.	295,000	156,717
	Basso Industry Corp.	472,900	647,257
	BenQ Materials Corp.	610,000	756,538
	BES Engineering Corp.	5,159,750	1,756,510
	Bin Chuan Enterprise Co. Ltd.	372,070	290,255
	Bionet Corp.	140,000	287,125
	Bionime Corp.	133,000	323,508
	Biostar Microtech International Corp.	631,975	318,155
	Bioteque Corp.	231,308	859,688
	Bon Fame Co. Ltd.	14,000	32,263
	Brave C&H Supply Co. Ltd.	48,000	170,011
	Bright Led Electronics Corp.	375,520	227,201
	Brighten Optix Corp.	2,000	15,692
	Brighton-Best International Taiwan, Inc.	1,469,318	1,697,831
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	124,021
#	Browave Corp.	197,000	350,705
	C Sun Manufacturing Ltd.	530,969	825,428
*	Calin Technology Co. Ltd.	38,000	57,773
*	Cameo Communications, Inc.	745,645	332,281
#	Capital Futures Corp.	335,895	474,677
#	Capital Securities Corp.	6,059,501	2,707,216
# *	Career Technology MFG. Co. Ltd.	1,580,459	1,196,945
#	Carnival Industrial Corp.	415,353	194,984
#	Castles Technology Co. Ltd.	58,866	157,568
	Caswell, Inc.	56,000	181,034
	Cathay Chemical Works	30,000	28,859
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,135,801
	Cayman Engley Industrial Co. Ltd.	152,099	354,817
#	CCP Contact Probes Co. Ltd.	159,844	226,781
#	Celxpert Energy Corp.	280,000	307,907
	Center Laboratories, Inc.	1,599,827	2,650,101
#	Central Reinsurance Co. Ltd.	832,905	493,458
#	Chain Chon Industrial Co. Ltd.	595,484	312,266
*	ChainQui Construction Development Co. Ltd.	451,080	222,585
	Champion Building Materials Co. Ltd.	813,465	246,622
	Champion Microelectronic Corp.	23,000	44,026
	Chang Wah Electromaterials, Inc.	1,362,350	1,479,879
	Chang Wah Technology Co. Ltd.	1,180,425	1,629,512
#	Channel Well Technology Co. Ltd.	680,000	1,205,392
	Chant Sincere Co. Ltd.	66,000	160,246
	Charoen Pokphand Enterprise	679,483	1,992,035
	CHC Healthcare Group	367,000	819,103
#	CHC Resources Corp.	346,282	563,598
	Chen Full International Co. Ltd.	342,000	504,494
#	Chenbro Micom Co. Ltd.	219,000	594,738
	Cheng Loong Corp.	2,760,383	2,814,834
	Cheng Mei Materials Technology Corp.	1,993,524	777,453
	Cheng Uei Precision Industry Co. Ltd.	1,321,331	1,805,919
*	Chenming Electronic Technology Corp.	287,437	210,840
#	Chia Chang Co. Ltd.	378,000	461,216

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chia Hsin Cement Corp.	1,726,121	$1,128,282
	Chian Hsing Forging Industrial Co. Ltd.	151,800	171,718
	Chicony Power Technology Co. Ltd.	481,454	1,341,992
	Chief Telecom, Inc.	39,000	476,378
	Chieftek Precision Co. Ltd.	248,847	618,321
	Chien Kuo Construction Co. Ltd.	658,249	278,659
	Chien Shing Harbour Service Co. Ltd.	16,000	25,843
#	Chime Ball Technology Co. Ltd.	106,840	134,624
	China Bills Finance Corp.	2,632,000	1,293,934
#	China Chemical & Pharmaceutical Co. Ltd.	886,000	790,059
	China Ecotek Corp.	145,000	251,715
#	China Electric Manufacturing Corp.	798,959	461,667
	China Fineblanking Technology Co. Ltd.	159,242	175,144
	China General Plastics Corp.	1,457,461	1,190,169
	China Glaze Co. Ltd.	310,002	162,781
*	China Man-Made Fiber Corp.	4,555,390	1,242,773
	China Metal Products	1,069,603	1,199,222
	China Motor Corp.	800,600	2,062,086
	China Petrochemical Development Corp.	13,546,553	4,461,413
	China Steel Chemical Corp.	576,554	2,162,177
#	China Steel Structure Co. Ltd.	282,000	530,389
#	China Wire & Cable Co. Ltd.	276,160	238,760
	Chinese Maritime Transport Ltd.	287,594	382,049
	Ching Feng Home Fashions Co. Ltd.	544,409	347,529
	Chin-Poon Industrial Co. Ltd.	1,467,207	1,538,995
	Chipbond Technology Corp.	2,332,000	5,007,462
	ChipMOS Technologies, Inc.	1,896,076	2,290,519
	Chlitina Holding Ltd.	172,000	1,227,661
	Chong Hong Construction Co. Ltd.	673,666	1,752,406
	Chun YU Works & Co. Ltd.	526,050	469,401
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	957,453
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	4,649,401
	Chung Hung Steel Corp.	2,071,979	1,657,167
	Chung Hwa Food Industrial Co. Ltd.	126,535	436,768
	Chung Hwa Pulp Corp.	1,434,405	1,146,889
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	432,829
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	881,878
	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	184,244
	Cleanaway Co. Ltd.	286,000	1,750,709
	Clevo Co.	1,624,200	1,612,427
	CMC Magnetics Corp.	3,847,108	1,010,120
	CoAsia Electronics Corp.	452,412	169,661
#	Collins Co. Ltd.	351,431	197,337
#	Compeq Manufacturing Co. Ltd.	3,133,000	4,413,453
	Compucase Enterprise	278,000	458,537
#	Concord Securities Co. Ltd.	1,728,796	620,018
	Continental Holdings Corp.	1,312,320	1,334,485
#	Contrel Technology Co. Ltd.	513,000	324,471
#	Coremax Corp.	258,065	786,628
	Coretronic Corp.	1,259,200	3,076,038
#	Co-Tech Development Corp.	795,533	1,424,490
	Cowealth Medical Holding Co. Ltd.	175,972	161,808
# *	CSBC Corp. Taiwan	1,758,677	1,489,425
	CTCI Corp.	1,963,000	2,717,873
*	C-Tech United Corp.	162,878	72,798
#	CviLux Corp.	266,040	321,788
#	CyberPower Systems, Inc.	235,000	943,260
#	CyberTAN Technology, Inc.	1,294,779	964,902
#	Cypress Technology Co. Ltd.	169,489	331,105

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cystech Electronics Corp.	20,750	$55,928
	DA CIN Construction Co. Ltd.	1,101,711	1,106,874
	Dadi Early-Childhood Education Group Ltd.	21,357	76,669
	Dafeng TV Ltd.	304,870	498,268
#	Da-Li Development Co. Ltd.	1,413,747	1,454,459
	Darfon Electronics Corp.	783,550	1,121,227
# *	Darwin Precisions Corp.	1,385,635	463,735
	Davicom Semiconductor, Inc.	44,888	49,867
	Daxin Materials Corp.	229,200	670,094
	De Licacy Industrial Co. Ltd.	1,155,511	575,935
	Delpha Construction Co. Ltd.	284,000	204,340
#	Depo Auto Parts Ind Co. Ltd.	358,000	1,139,828
	DFI, Inc.	9,000	20,041
	Dimerco Data System Corp.	220,612	718,253
#	Dimerco Express Corp.	440,880	1,244,933
	D-Link Corp.	1,944,855	1,120,843
	Donpon Precision, Inc.	104,000	93,347
	Dr Wu Skincare Co. Ltd.	57,000	268,791
	Draytek Corp.	247,000	213,313
	Dyaco International, Inc.	142,813	197,874
	Dynamic Holding Co. Ltd.	992,707	791,446
	Dynapack International Technology Corp.	492,000	1,220,949
	E & R Engineering Corp.	95,000	158,101
	Eastern Media International Corp.	1,100,011	684,400
	ECOVE Environment Corp.	113,000	1,094,857
# *	Edimax Technology Co. Ltd.	624,108	328,547
	Edison Opto Corp.	262,749	197,791
	Edom Technology Co. Ltd.	732,964	661,103
#	eGalax_eMPIA Technology, Inc.	199,777	425,325
#	Egis Technology, Inc.	203,000	563,843
	Elan Microelectronics Corp.	942,400	2,902,724
# *	E-Lead Electronic Co. Ltd.	197,873	470,195
#	E-LIFE MALL Corp.	295,000	801,616
	Elite Advanced Laser Corp.	531,226	639,508
	Elite Material Co. Ltd.	72,000	385,120
	Elite Semiconductor Microelectronics Technology, Inc.	919,200	2,437,565
	Elitegroup Computer Systems Co. Ltd.	1,191,254	963,886
#	Emerging Display Technologies Corp.	462,000	449,313
	Ennoconn Corp.	244,938	2,004,184
	Ennostar, Inc.	2,037,462	3,322,814
#	EnTie Commercial Bank Co. Ltd.	2,292,603	1,123,744
	Episil Technologies, Inc.	782,000	1,992,651
	Episil-Precision, Inc.	326,000	672,035
#	Eris Technology Corp.	38,000	373,669
#	Eson Precision Ind Co. Ltd.	331,000	706,949
	Eternal Materials Co. Ltd.	3,021,985	3,186,489
#	Etron Technology, Inc.	630,977	890,100
	Eurocharm Holdings Co. Ltd.	102,000	591,095
	Ever Supreme Bio Technology Co. Ltd.	86,000	598,094
*	Everest Textile Co. Ltd.	1,642,762	418,716
	Evergreen International Storage & Transport Corp.	1,888,000	1,668,845
#	Evergreen Steel Corp.	351,000	674,952
	Everlight Chemical Industrial Corp.	1,697,606	1,212,559
#	Everlight Electronics Co. Ltd.	1,457,000	1,898,304
	Everspring Industry Co. Ltd.	469,800	190,030
	Excellence Opto, Inc.	72,000	78,891
#	Excelliance Mos Corp.	77,000	320,604
	Excelsior Medical Co. Ltd.	378,219	1,075,802
#	EZconn Corp.	159,800	262,306

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores Ltd.	3,458,000	$2,522,334
#	Far Eastern International Bank	8,313,246	3,033,429
#	Faraday Technology Corp.	548,000	2,947,971
#	Farglory F T Z Investment Holding Co. Ltd.	386,957	912,753
	Farglory Land Development Co. Ltd.	878,000	1,755,619
*	Federal Corp.	1,194,238	797,761
#	Feedback Technology Corp.	119,200	416,106
	Feng Hsin Steel Co. Ltd.	1,642,100	3,637,227
#	Firich Enterprises Co. Ltd.	206,325	192,874
	First Hi-Tec Enterprise Co. Ltd.	256,580	547,976
	First Hotel	713,350	348,443
#	First Insurance Co. Ltd.	900,179	460,066
*	First Steamship Co. Ltd.	2,334,612	700,297
	FIT Holding Co. Ltd.	485,456	605,670
	Fitipower Integrated Technology, Inc.	258,000	1,335,211
	Fittech Co. Ltd.	121,000	342,832
	FLEXium Interconnect, Inc.	1,135,087	3,498,867
	Flytech Technology Co. Ltd.	369,309	851,503
#	FOCI Fiber Optic Communications, Inc.	213,000	269,242
	Force Mos Technology Ltd.	26,000	50,868
	Forcecon Tech Co. Ltd.	62,000	138,795
#	Forest Water Environment Engineering Co. Ltd.	168,132	163,524
#	Formosa Advanced Technologies Co. Ltd.	589,000	832,481
	Formosa International Hotels Corp.	223,329	2,006,532
	Formosa Laboratories, Inc.	363,089	984,981
	Formosa Oilseed Processing Co. Ltd.	222,567	435,759
	Formosa Optical Technology Co. Ltd.	137,000	292,084
#	Formosa Taffeta Co. Ltd.	1,429,000	1,317,611
	Formosan Rubber Group, Inc.	869,952	620,736
	Formosan Union Chemical	1,117,733	969,787
#	Founding Construction & Development Co. Ltd.	663,623	401,098
	Foxsemicon Integrated Technology, Inc.	248,027	1,515,063
	Franbo Lines Corp.	48,481	29,928
#	Froch Enterprise Co. Ltd.	581,189	420,526
	FSP Technology, Inc.	560,427	911,206
#	Fulgent Sun International Holding Co. Ltd.	443,748	1,781,282
	Fullerton Technology Co. Ltd.	391,600	244,171
#	Fulltech Fiber Glass Corp.	1,335,996	512,215
	Fusheng Precision Co. Ltd.	251,000	1,767,455
#	Fwusow Industry Co. Ltd.	752,138	520,974
#	G Shank Enterprise Co. Ltd.	574,281	990,579
	Gallant Precision Machining Co. Ltd.	133,000	123,250
	Gamania Digital Entertainment Co. Ltd.	416,000	1,000,510
# *	GCS Holdings, Inc.	299,000	324,067
#	GEM Services, Inc.	213,570	507,679
	Gemtek Technology Corp.	1,413,219	1,429,388
	General Interface Solution Holding Ltd.	857,000	2,223,486
	General Plastic Industrial Co. Ltd.	275,357	301,672
#	Generalplus Technology, Inc.	195,000	354,816
#	GeneReach Biotechnology Corp.	47,300	89,409
#	Genesys Logic, Inc.	290,000	1,023,463
#	Genius Electronic Optical Co. Ltd.	253,917	3,081,267
#	Genmont Biotech, Inc.	220,000	177,595
	Genovate Biotechnology Co. Ltd.	15,000	14,325
	GeoVision, Inc.	251,096	305,672
	Getac Holdings Corp.	1,489,360	2,856,703
#	GFC Ltd.	229,600	553,723
# *	Giantplus Technology Co. Ltd.	1,008,900	449,545
*	Gigasolar Materials Corp.	77,400	265,611

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Gigastorage Corp.	458,965	$285,793
	Global Brands Manufacture Ltd.	957,730	1,056,932
	Global Lighting Technologies, Inc.	284,000	512,496
	Global Mixed Mode Technology, Inc.	222,000	1,313,782
#	Global PMX Co. Ltd.	179,000	818,767
*	Globe Union Industrial Corp.	989,230	467,288
#	Gloria Material Technology Corp.	1,197,547	2,300,104
	GMI Technology, Inc.	16,000	11,094
#	Gold Circuit Electronics Ltd.	1,158,104	3,730,766
	Goldsun Building Materials Co. Ltd.	3,254,587	2,970,575
#	Good Will Instrument Co. Ltd.	238,869	276,301
#	Gordon Auto Body Parts	391,000	302,745
	Gourmet Master Co. Ltd.	311,000	1,577,791
	Grand Fortune Securities Co. Ltd.	1,067,683	408,010
*	Grand Ocean Retail Group Ltd.	304,000	151,704
#	Grand Pacific Petrochemical	3,461,000	2,286,155
#	Grand Process Technology Corp.	81,000	883,392
#	GrandTech CG Systems, Inc.	204,797	467,790
	Grape King Bio Ltd.	415,000	2,474,165
	Great China Metal Industry	605,000	498,164
	Great Taipei Gas Co. Ltd.	1,444,000	1,491,512
	Great Tree Pharmacy Co. Ltd.	155,044	2,045,475
	Great Wall Enterprise Co. Ltd.	2,343,001	3,918,222
	Greatek Electronics, Inc.	1,027,000	1,805,077
* ††	Green Energy Technology, Inc.	1,570,850	0
	Green World FinTech Service Co. Ltd.	14,700	233,119
#	GTM Holdings Corp.	431,150	401,679
	Gudeng Precision Industrial Co. Ltd.	124,000	1,413,453
#	Hannstar Board Corp.	1,312,954	1,626,807
*	HannStar Display Corp.	5,875,505	2,342,590
	HannsTouch Solution, Inc.	1,930,782	633,041
#	Hanpin Electron Co. Ltd.	248,000	246,148
	Harvatek Corp.	562,949	469,665
	Heran Co. Ltd.	6,000	21,310
	Hey Song Corp.	1,478,750	1,749,668
#	Hi-Clearance, Inc.	106,290	500,129
#	Highlight Tech Corp.	321,281	567,326
	Hi-Lai Foods Co. Ltd.	5,000	23,869
	HIM International Music, Inc.	60,710	178,589
	Hiroca Holdings Ltd.	211,448	305,044
#	Hitron Technology, Inc.	472,557	401,368
	Hiyes International Co. Ltd.	16,700	36,851
	Ho Tung Chemical Corp.	3,178,684	964,344
#	Hocheng Corp.	851,734	774,261
#	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	100,819
	Holiday Entertainment Co. Ltd.	234,430	517,435
	Holtek Semiconductor, Inc.	659,000	1,477,710
	Holy Stone Enterprise Co. Ltd.	514,910	1,711,895
*	Hong Pu Real Estate Development Co. Ltd.	756,185	603,187
	Hong TAI Electric Industrial	887,000	600,469
	Hong YI Fiber Industry Co.	440,652	253,198
#	Horizon Securities Co. Ltd.	1,136,320	357,936
	Hota Industrial Manufacturing Co. Ltd.	224,299	516,566
	Hotai Finance Co. Ltd.	272,000	1,174,461
*	Hotron Precision Electronic Industrial Co. Ltd.	73,464	90,624
#	Hsin Kuang Steel Co. Ltd.	419,000	667,907
	Hsin Yung Chien Co. Ltd.	157,255	512,146
	Hsing TA Cement Co.	488,162	282,877
# *	HTC Corp.	1,916,000	3,556,081

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hu Lane Associate, Inc.	276,737	$1,239,433
	HUA ENG Wire & Cable Co. Ltd.	1,201,565	643,015
	Hua Yu Lien Development Co. Ltd.	63,000	117,592
	Huaku Development Co. Ltd.	869,816	2,681,137
	Huang Hsiang Construction Corp.	205,800	311,536
	Hung Ching Development & Construction Co. Ltd.	598,000	433,610
	Hung Sheng Construction Ltd.	1,281,251	951,182
	Huxen Corp.	119,244	206,441
	Hwa Fong Rubber Industrial Co. Ltd.	823,812	383,814
	Hwacom Systems, Inc.	362,000	289,016
	Hycon Technology Corp.	16,000	28,404
	Ibase Technology, Inc.	132,000	324,899
#	IBF Financial Holdings Co. Ltd.	8,929,826	3,588,757
	IC Plus Corp.	56,000	84,242
#	Ichia Technologies, Inc.	869,000	803,727
#	I-Chiun Precision Industry Co. Ltd.	681,567	656,808
*	Ideal Bike Corp.	53,000	20,849
#	IEI Integration Corp.	466,832	1,204,841
	Inergy Technology, Inc.	11,000	23,720
	Infortrend Technology, Inc.	778,163	690,870
#	Info-Tek Corp.	236,000	420,214
#	Ingentec Corp.	48,410	272,397
#	Innodisk Corp.	263,447	2,567,310
	Inpaq Technology Co. Ltd.	349,950	647,452
#	Insyde Software Corp.	97,000	401,800
#	Intai Technology Corp.	135,400	574,798
#	Integrated Service Technology, Inc.	215,326	584,445
	IntelliEPI, Inc.	97,000	211,027
	International CSRC Investment Holdings Co.	2,681,363	1,748,009
	Iron Force Industrial Co. Ltd.	155,393	415,748
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	731,424
	ITE Technology, Inc.	502,095	1,450,666
	ITEQ Corp.	766,040	1,749,014
	Jarllytec Co. Ltd.	193,000	446,477
	Jentech Precision Industrial Co. Ltd.	227,745	3,386,914
	Jess-Link Products Co. Ltd.	338,925	586,023
	Jetwell Computer Co. Ltd.	10,000	21,995
	Jia Wei Lifestyle, Inc.	37,000	81,425
#	Jih Lin Technology Co. Ltd.	213,000	545,653
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	36,860
#	Jinan Acetate Chemical Co. Ltd.	64,564	991,922
*	Jinli Group Holdings Ltd.	258,681	87,635
	Joinsoon Electronics Manufacturing Co. Ltd.	30,000	20,934
#	Jourdeness Group Ltd.	137,000	416,725
	JPP Holding Co. Ltd.	14,000	57,050
#	K Laser Technology, Inc.	586,000	456,483
	Kaimei Electronic Corp.	336,183	758,494
#	Kaori Heat Treatment Co. Ltd.	304,197	1,973,597
#	Kaulin Manufacturing Co. Ltd.	442,330	207,530
	Kedge Construction Co. Ltd.	15,000	34,704
	Keding Enterprises Co. Ltd.	5,000	20,993
	KEE TAI Properties Co. Ltd.	1,306,473	572,385
	Kenda Rubber Industrial Co. Ltd.	1,785,845	1,815,990
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	711,871
	Kerry TJ Logistics Co. Ltd.	732,000	916,103
# *	Key Ware Electronics Co. Ltd.	302,194	110,285
	Keystone Microtech Corp.	34,000	214,556
	Kindom Development Co. Ltd.	1,280,900	1,239,715
	King Chou Marine Technology Co. Ltd.	234,920	311,890

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Slide Works Co. Ltd.	184,000	$2,478,183
	King Yuan Electronics Co. Ltd.	3,664,979	5,624,824
	King’s Town Bank Co. Ltd.	2,946,701	3,382,737
*	King’s Town Construction Co. Ltd.	333,074	347,141
#	Kinik Co.	318,000	1,149,463
	Kinko Optical Co. Ltd.	541,103	557,620
#	Kinpo Electronics	3,841,157	1,649,368
#	Kinsus Interconnect Technology Corp.	845,000	3,058,463
	KMC Kuei Meng International, Inc.	205,253	969,986
#	KNH Enterprise Co. Ltd.	589,020	348,304
	Ko Ja Cayman Co. Ltd.	13,000	20,371
#	KS Terminals, Inc.	421,482	1,045,212
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,190,943
*	Kung Sing Engineering Corp.	1,616,290	417,704
	Kuo Toong International Co. Ltd.	719,648	655,290
*	Kuo Yang Construction Co. Ltd.	729,899	434,291
	Kwong Fong Industries Corp.	352,691	134,456
	Kwong Lung Enterprise Co. Ltd.	304,000	526,923
#	KYE Systems Corp.	772,672	265,830
	L&K Engineering Co. Ltd.	635,048	939,453
#	La Kaffa International Co. Ltd.	80,701	443,157
	LAN FA Textile	805,933	236,716
	Land Mark Optoelectronics Corp.	293,300	966,803
	Lanner Electronics, Inc.	278,916	932,753
	Laser Tek Taiwan Co. Ltd.	254,128	227,777
	Laster Tech Corp. Ltd.	83,091	104,045
*	Leader Electronics, Inc.	290,000	225,608
	Leadtrend Technology Corp.	101,652	192,131
#	Lealea Enterprise Co. Ltd.	2,401,892	842,420
*	Leatec Fine Ceramics Co. Ltd.	23,000	17,222
#	LEE CHI Enterprises Co. Ltd.	648,000	400,863
	Lelon Electronics Corp.	317,327	671,413
	Lemtech Holdings Co. Ltd.	108,055	244,720
*	Leofoo Development Co. Ltd.	93,278	55,543
# *	Li Cheng Enterprise Co. Ltd.	306,108	242,752
*	Li Peng Enterprise Co. Ltd.	1,735,897	457,378
	Lian HWA Food Corp.	303,993	901,709
	Lida Holdings Ltd.	257,400	273,220
	Ligitek Electronics Co. Ltd.	44,000	32,469
	Lingsen Precision Industries Ltd.	1,273,506	593,133
	Lintes Technology Co. Ltd.	16,000	74,692
	Liton Technology Corp.	89,000	114,265
*	Long Bon International Co. Ltd.	694,274	390,018
	Longchen Paper & Packaging Co. Ltd.	2,617,637	1,468,417
	Longwell Co.	347,000	691,356
#	Lu Hai Holding Corp.	196,102	200,995
	Lucky Cement Corp.	540,000	283,313
	Lumax International Corp. Ltd.	303,832	709,325
	Lung Yen Life Service Corp.	564,000	688,617
	Luxe Green Energy Technology Co. Ltd.	23,540	32,302
#	M31 Technology Corp.	58,000	1,058,440
	Macauto Industrial Co. Ltd.	189,000	440,688
	Machvision, Inc.	146,398	881,753
	Macroblock, Inc.	75,000	276,643
	Makalot Industrial Co. Ltd.	679,481	4,934,903
#	Marketech International Corp.	227,000	961,247
#	Materials Analysis Technology, Inc.	179,041	1,106,478
	Mayer Steel Pipe Corp.	538,567	409,254
	Maywufa Co. Ltd.	69,322	48,311

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Mechema Chemicals International Corp.	194,000	$641,187
*	Medigen Biotechnology Corp.	128,000	143,139
	Meiloon Industrial Co.	266,184	178,712
	Mercuries & Associates Holding Ltd.	1,446,486	713,839
*	Mercuries Life Insurance Co. Ltd.	8,332,240	1,428,533
	Merida Industry Co. Ltd.	290,000	1,623,987
	Merry Electronics Co. Ltd.	520,914	1,463,589
	METAAGE Corp.	81,000	130,451
	Mildef Crete, Inc.	193,000	324,569
#	MIN AIK Technology Co. Ltd.	491,452	278,440
#	Mirle Automation Corp.	602,098	740,503
	Mitac Holdings Corp.	3,232,918	2,992,219
#	Mobiletron Electronics Co. Ltd.	203,800	379,431
	MOSA Industrial Corp.	163,391	128,271
	Mosel Vitelic, Inc.	141,000	191,898
	MPI Corp.	298,000	1,250,033
	MSSCORPS Co. Ltd.	62,000	307,373
	Nak Sealing Technologies Corp.	188,954	860,348
#	Namchow Holdings Co. Ltd.	581,000	907,730
	Nan Liu Enterprise Co. Ltd.	123,000	323,443
	Nan Pao Resins Chemical Co. Ltd.	25,000	120,580
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	576,317	218,594
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	593,660
	Nantex Industry Co. Ltd.	927,606	1,193,739
	National Aerospace Fasteners Corp.	89,000	313,519
#	National Petroleum Co. Ltd.	227,824	442,053
#	Netronix, Inc.	224,000	704,378
	New Best Wire Industrial Co. Ltd.	195,600	225,120
*	New Era Electronics Co. Ltd.	210,000	124,194
*	Newmax Technology Co. Ltd.	148,000	139,206
#	Nexcom International Co. Ltd.	477,094	607,615
	Nichidenbo Corp.	656,417	1,223,702
	Nidec Chaun-Choung Technology Corp.	110,000	578,451
	Nien Hsing Textile Co. Ltd.	458,345	341,871
#	Niko Semiconductor Co. Ltd.	190,000	340,046
	Nishoku Technology, Inc.	132,400	387,399
	Nova Technology Corp.	84,000	273,764
	Nuvoton Technology Corp.	202,000	880,123
	O-Bank Co. Ltd.	2,588,071	864,933
#	Ocean Plastics Co. Ltd.	764,200	853,976
	OFCO Industrial Corp.	56,000	49,275
	OK Biotech Co. Ltd.	182,527	201,924
*	Optimax Technology Corp.	37,000	21,942
	Orient Europharma Co. Ltd.	139,000	166,744
	Orient Semiconductor Electronics Ltd.	1,061,599	678,108
	Oriental Union Chemical Corp.	2,033,267	1,386,259
#	O-TA Precision Industry Co. Ltd.	222,227	866,354
	Pacific Construction Co.	1,300,921	396,679
	Pacific Hospital Supply Co. Ltd.	255,209	713,143
	Paiho Shih Holdings Corp.	458,365	383,069
	Pan German Universal Motors Ltd.	16,000	154,798
	Pan Jit International, Inc.	1,042,486	2,231,250
	Pan-International Industrial Corp.	1,409,747	1,731,488
#	Panion & BF Biotech, Inc.	203,449	1,075,738
	Paragon Technologies Co. Ltd.	163,246	171,314
	Parpro Corp.	208,000	239,646
#	PChome Online, Inc.	366,000	683,261
#	PCL Technologies, Inc.	197,400	689,694
#	P-Duke Technology Co. Ltd.	214,633	618,223

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pegavision Corp.	104,000	$1,475,115
* ††	Pharmally International Holding Co. Ltd.	441,605	0
#	Phoenix Silicon International Corp.	335,160	628,048
*	Phytohealth Corp.	161,000	111,803
	Pixart Imaging, Inc.	517,150	1,744,936
	Planet Technology Corp.	160,000	664,569
#	Plastron Precision Co. Ltd.	523,460	339,791
	Plotech Co. Ltd.	343,800	206,110
	Polytronics Technology Corp.	253,124	518,062
#	Posiflex Technology, Inc.	70,457	244,041
#	Power Wind Health Industry, Inc.	119,314	587,148
	Powertip Technology Corp.	58,000	34,757
	Poya International Co. Ltd.	163,409	3,058,533
	President Securities Corp.	2,818,193	1,529,285
	Primax Electronics Ltd.	1,333,000	2,608,679
#	Prince Housing & Development Corp.	3,787,644	1,480,639
#	Pro Hawk Corp.	87,000	413,318
* ††	Prodisc Technology, Inc.	1,707,199	0
*	Prolific Technology, Inc.	21,000	17,859
	Promate Electronic Co. Ltd.	622,000	841,677
#	Prosperity Dielectrics Co. Ltd.	366,559	464,132
	Qisda Corp.	2,842,900	3,207,786
#	QST International Corp.	206,600	441,168
	Qualipoly Chemical Corp.	308,048	354,105
#	Quang Viet Enterprise Co. Ltd.	154,000	577,409
	Quanta Storage, Inc.	725,000	1,272,784
#	Quintain Steel Co. Ltd.	845,692	488,471
	Radiant Opto-Electronics Corp.	1,381,000	5,088,589
	Radium Life Tech Co. Ltd.	2,412,242	722,900
#	Rafael Microelectronics, Inc.	111,821	604,828
	Raydium Semiconductor Corp.	166,000	2,067,875
# *	RDC Semiconductor Co. Ltd.	138,000	745,505
	Rechi Precision Co. Ltd.	1,229,181	715,263
#	Rexon Industrial Corp. Ltd.	418,000	404,518
	Rich Development Co. Ltd.	2,360,036	736,535
*	Ritek Corp.	2,460,867	726,575
* ††	Roo Hsing Co. Ltd.	1,926,000	68,601
#	Ruentex Engineering & Construction Co.	206,540	807,590
	Run Long Construction Co. Ltd.	28,563	69,760
	Sakura Development Co. Ltd.	173,000	211,199
	Sampo Corp.	1,267,861	1,086,092
#	San Fang Chemical Industry Co. Ltd.	805,647	548,425
#	San Far Property Ltd.	626,510	294,907
	San Fu Chemical Co. Ltd.	69,000	308,043
	San Shing Fastech Corp.	445,875	760,790
	Sanitar Co. Ltd.	212,000	265,811
	Sanyang Motor Co. Ltd.	1,623,628	2,899,433
*	Savior Lifetec Corp.	220,000	131,734
#	Scientech Corp.	230,000	675,544
	ScinoPharm Taiwan Ltd.	333,000	308,257
	SDI Corp.	427,000	1,683,599
	Sea Sonic Electronics Co. Ltd.	87,000	198,692
	Securitag Assembly Group Co.	37,000	199,110
#	Senao International Co. Ltd.	335,541	381,402
	Senao Networks, Inc.	106,000	987,951
#	Sensortek Technology Corp.	62,000	676,461
#	Sercomm Corp.	818,000	2,193,395
#	Sesoda Corp.	616,803	832,954
	Shane Global Holding, Inc.	6,000	14,890

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Shan-Loong Transportation Co. Ltd.	291,000	$306,927
	Sharehope Medicine Co. Ltd.	294,572	389,986
	Sheng Yu Steel Co. Ltd.	470,980	395,789
#	ShenMao Technology, Inc.	355,891	557,568
	Shieh Yih Machinery Industry Co. Ltd.	166,000	62,727
	Shih Her Technologies, Inc.	173,000	333,243
	Shih Wei Navigation Co. Ltd.	926,690	760,537
	Shihlin Electric & Engineering Corp.	1,406,000	4,610,212
	Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	55,131
	Shin Hai Gas Corp.	1,245	2,107
	Shin Hsiung Natural Gas Co. Ltd.	28,850	66,296
	Shin Ruenn Development Co. Ltd.	53,000	75,551
	Shin Zu Shing Co. Ltd.	598,943	1,706,967
	Shinih Enterprise Co. Ltd.	71,000	47,138
*	Shining Building Business Co. Ltd.	1,570,814	494,258
#	Shinkong Insurance Co. Ltd.	695,131	1,164,308
#	Shinkong Synthetic Fibers Corp.	4,285,395	2,459,192
	Shinkong Textile Co. Ltd.	788,542	1,039,993
#	Shiny Chemical Industrial Co. Ltd.	394,467	1,661,057
	ShunSin Technology Holding Ltd.	47,000	124,701
# *	Shuttle, Inc.	1,355,152	559,989
#	Sigurd Microelectronics Corp.	1,496,907	2,545,675
	Silicon Integrated Systems Corp.	292,000	167,035
	Silicon Optronics, Inc.	21,000	54,595
	Simplo Technology Co. Ltd.	213,000	2,138,213
	Sincere Navigation Corp.	1,154,139	849,305
	Singatron Enterprise Co. Ltd.	55,000	41,108
	Single Well Industrial Corp.	79,224	69,454
#	Sinher Technology, Inc.	213,000	263,030
#	Sinmag Equipment Corp.	169,056	578,331
	Sinon Corp.	1,362,510	1,646,012
#	Sinopower Semiconductor, Inc.	35,000	120,110
#	Sinphar Pharmaceutical Co. Ltd.	223,938	237,755
	Sinyi Realty, Inc.	854,660	808,848
	Sirtec International Co. Ltd.	325,600	228,961
	Sitronix Technology Corp.	385,879	2,873,487
#	Siward Crystal Technology Co. Ltd.	530,000	650,257
	Soft-World International Corp.	262,000	803,156
#	Solar Applied Materials Technology Corp.	1,574,372	1,868,438
#	Solomon Technology Corp.	420,000	461,658
	Solteam, Inc.	233,607	356,931
	Sonix Technology Co. Ltd.	591,000	958,391
#	Southeast Cement Co. Ltd.	579,700	346,544
#	Speed Tech Corp.	394,000	683,055
	Spirox Corp.	298,824	272,810
	Sporton International, Inc.	252,601	2,178,641
	Sports Gear Co. Ltd.	46,000	103,676
	St Shine Optical Co. Ltd.	179,000	1,454,449
	Standard Chemical & Pharmaceutical Co. Ltd.	337,571	838,343
	Standard Foods Corp.	749,000	985,298
#	Stark Technology, Inc.	377,688	1,249,429
*	STL Technology Co. Ltd.	29,000	42,395
#	Sun Race Sturmey-Archer, Inc.	37,000	48,244
*	Sun Yad Construction Co. Ltd.	193,725	85,001
	Sunjuice Holdings Co. Ltd.	16,000	160,650
# *	Sunko INK Co. Ltd.	483,400	277,946
	SunMax Biotechnology Co. Ltd.	94,000	843,681
	Sunny Friend Environmental Technology Co. Ltd.	225,000	1,162,532
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,139,898

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sunplus Innovation Technology, Inc.	19,000	$54,409
#	Sunplus Technology Co. Ltd.	1,763,000	1,365,721
	Sunrex Technology Corp.	298,612	433,431
	Sunspring Metal Corp.	391,069	285,506
	Superior Plating Technology Co. Ltd.	7,000	13,922
	Supreme Electronics Co. Ltd.	1,558,602	2,206,106
	Swancor Holding Co. Ltd.	120,000	395,555
#	Sweeten Real Estate Development Co. Ltd.	687,465	600,749
#	Symtek Automation Asia Co. Ltd.	206,069	753,548
	Syncmold Enterprise Corp.	401,750	780,901
	Syngen Biotech Co. Ltd.	17,000	105,809
	Syscom Computer Engineering Co.	54,000	128,969
*	Sysgration	177,000	249,368
	Systex Corp.	556,388	1,478,844
#	T3EX Global Holdings Corp.	224,000	563,020
	Ta Liang Technology Co. Ltd.	171,000	235,964
#	Ta Ya Electric Wire & Cable	2,427,007	2,172,264
#	Ta Yih Industrial Co. Ltd.	106,000	130,532
	Tah Hsin Industrial Corp.	221,092	503,035
	TAI Roun Products Co. Ltd.	201,000	105,526
	TA-I Technology Co. Ltd.	397,788	619,412
*	Tai Tung Communication Co. Ltd.	391,267	197,845
	Taichung Commercial Bank Co. Ltd.	16,106,397	7,396,120
#	TaiDoc Technology Corp.	192,470	1,154,281
#	Taiflex Scientific Co. Ltd.	657,340	899,148
#	Taimide Tech, Inc.	385,262	421,553
	Tainan Enterprises Co. Ltd.	263,370	195,325
#	Tainan Spinning Co. Ltd.	4,077,044	2,247,564
	Tai-Saw Technology Co. Ltd.	235,120	220,884
	TaiSol Electronics Co. Ltd.	88,000	137,288
#	Taisun Enterprise Co. Ltd.	229,648	219,669
	Taita Chemical Co. Ltd.	948,828	653,274
	TAI-TECH Advanced Electronics Co. Ltd.	68,000	228,668
	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	523,592
	Taiwan Cogeneration Corp.	1,313,566	2,076,462
*	Taiwan Environment Scientific Co. Ltd.	21,000	43,761
	Taiwan FamilyMart Co. Ltd.	22,000	150,262
	Taiwan Fertilizer Co. Ltd.	675,000	1,299,719
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	665,034
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	876,304
	Taiwan Glass Industry Corp.	293,000	194,072
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,883,850
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	590,120	859,533
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	46,519
#	Taiwan Line Tek Electronic	144,185	157,120
	Taiwan Mask Corp.	436,000	1,141,647
	Taiwan Navigation Co. Ltd.	730,777	751,715
	Taiwan Paiho Ltd.	930,287	1,692,678
	Taiwan PCB Techvest Co. Ltd.	979,238	1,307,096
#	Taiwan Sakura Corp.	715,803	1,500,419
	Taiwan Sanyo Electric Co. Ltd.	417,400	502,928
	Taiwan Secom Co. Ltd.	345,000	1,219,007
	Taiwan Semiconductor Co. Ltd.	816,000	2,449,532
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,751,048
	Taiwan Steel Union Co. Ltd.	18,000	52,772
	Taiwan Styrene Monomer	1,843,209	1,009,224
	Taiwan Surface Mounting Technology Corp.	882,388	2,839,570
#	Taiwan Taxi Co. Ltd.	81,888	321,156

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Taiwan TEA Corp.	1,930,897	$1,440,989
#	Taiwan Union Technology Corp.	893,000	1,934,357
	Taiwan-Asia Semiconductor Corp.	1,097,804	1,258,638
	Taiyen Biotech Co. Ltd.	383,883	418,000
#	TCI Co. Ltd.	275,746	1,863,472
	Te Chang Construction Co. Ltd.	258,206	305,365
	Team Group, Inc.	151,400	335,666
#	Tehmag Foods Corp.	116,380	1,037,022
	Ten Ren Tea Co. Ltd.	140,980	156,930
	Tera Autotech Corp.	91,885	113,504
	Test Research, Inc.	562,820	1,180,008
#	Test Rite International Co. Ltd.	1,117,495	752,860
*	Tex-Ray Industrial Co. Ltd.	311,000	116,432
	Thermaltake Technology Co. Ltd.	35,000	46,589
#	Thinking Electronic Industrial Co. Ltd.	257,204	1,235,895
	Thye Ming Industrial Co. Ltd.	391,135	571,484
	Ting Sin Co. Ltd.	158,324	54,173
	Tofu Restaurant Co. Ltd.	6,000	48,622
	Ton Yi Industrial Corp.	2,548,644	1,726,049
	Tong Hsing Electronic Industries Ltd.	446,678	2,477,790
	Tong Yang Industry Co. Ltd.	1,236,741	1,922,720
	Tong-Tai Machine & Tool Co. Ltd.	769,892	432,605
	Top Union Electronics Corp.	126,960	173,313
	Topco Scientific Co. Ltd.	563,087	3,425,099
#	Topco Technologies Corp.	182,720	442,183
	Topkey Corp.	235,000	1,541,381
#	Topoint Technology Co. Ltd.	428,898	404,995
	Toung Loong Textile Manufacturing	353,940	324,281
#	TPK Holding Co. Ltd.	1,347,000	1,642,062
#	Trade-Van Information Services Co.	255,000	513,838
	Transart Graphics Co. Ltd.	18,000	33,880
	Transcend Information, Inc.	731,000	1,690,959
	Transcom, Inc.	53,000	341,902
	Tripod Technology Corp.	387,000	1,450,726
*	TrueLight Corp.	37,000	28,029
#	Tsang Yow Industrial Co. Ltd.	239,000	184,106
	Tsann Kuen Enterprise Co. Ltd.	206,059	279,646
	TSC Auto ID Technology Co. Ltd.	98,470	752,016
	TSRC Corp.	1,921,200	1,738,946
	Ttet Union Corp.	153,000	746,981
	TTFB Co. Ltd.	47,340	357,818
#	TTY Biopharm Co. Ltd.	815,979	2,042,644
#	Tung Ho Steel Enterprise Corp.	1,665,630	3,132,447
#	Tung Thih Electronic Co. Ltd.	232,000	1,070,209
	Turvo International Co. Ltd.	131,922	496,712
	TXC Corp.	1,004,053	2,791,105
#	TYC Brother Industrial Co. Ltd.	848,980	818,365
*	Tycoons Group Enterprise.	1,695,767	538,598
	Tyntek Corp.	1,029,039	609,683
	UDE Corp.	251,000	311,259
	Ultra Chip, Inc.	166,000	566,396
	U-Ming Marine Transport Corp.	1,101,000	1,955,964
	Unictron Technologies Corp.	23,000	63,148
#	Union Bank Of Taiwan.	7,590,772	3,982,111
	Unitech Computer Co. Ltd.	341,804	382,526
*	Unitech Printed Circuit Board Corp.	2,033,648	1,192,685
	United Integrated Services Co. Ltd.	576,951	4,077,261
*	United Orthopedic Corp.	291,935	597,842
	United Radiant Technology	366,000	276,405

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	United Recommend International Co. Ltd.	56,350	$173,893
*	United Renewable Energy Co. Ltd.	2,217,437	1,501,560
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	28,914
	Universal Cement Corp.	1,620,433	1,493,868
*	Universal Microelectronics Co. Ltd.	69,000	87,189
	Universal Vision Biotechnology Co. Ltd.	124,200	1,626,079
	Unizyx Holding Corp.	979,225	1,318,816
	UPC Technology Corp.	2,788,124	1,359,555
	Userjoy Technology Co. Ltd.	190,587	502,832
	USI Corp.	2,776,156	2,309,192
*	Usun Technology Co. Ltd.	209,200	224,933
#	Utechzone Co. Ltd.	189,000	547,365
	UVAT Technology Co. Ltd.	55,000	100,359
	Value Valves Co. Ltd.	7,000	21,971
	Ve Wong Corp.	556,696	691,929
#	Ventec International Group Co. Ltd.	223,000	599,976
	VIA Labs, Inc.	50,000	333,285
*	Victory New Materials Ltd. Co.	327,832	120,684
#	Viking Tech Corp.	140,000	340,775
	Visual Photonics Epitaxy Co. Ltd.	522,772	1,648,744
#	Vivotek, Inc.	127,704	849,091
	Wafer Works Corp.	1,610,251	2,274,590
#	Waffer Technology Corp.	319,512	1,001,090
	Wah Hong Industrial Corp.	144,021	143,248
	Wah Lee Industrial Corp.	598,300	1,701,611
	Walsin Technology Corp.	741,000	2,309,919
#	Walton Advanced Engineering, Inc.	1,075,197	473,952
	WAN HWA Enterprise Co.	401,238	163,955
	We & Win Development Co. Ltd.	161,000	36,412
	We&Win Diversification Co. Ltd.	95,000	50,154
#	WEI Chih Steel Industrial Co. Ltd.	26,000	22,333
	Wei Chuan Foods Corp.	1,258,000	821,791
	Weikeng Industrial Co. Ltd.	1,320,459	1,287,500
	Well Shin Technology Co. Ltd.	319,000	577,876
#	WELLELL, Inc.	220,500	228,537
	Weltrend Semiconductor	39,000	60,969
# *	Wha Yu Industrial Co. Ltd.	328,000	219,320
	Wholetech System Hitech Ltd.	207,000	351,999
	Winmate, Inc.	130,000	465,711
#	Winstek Semiconductor Co. Ltd.	234,000	436,906
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,165,421
#	Wisdom Marine Lines Co. Ltd.	1,396,241	2,922,585
	Wistron Information Technology & Services Corp.	44,000	176,094
	Wistron NeWeb Corp.	960,155	2,896,155
*	Wowprime Corp.	225,000	2,327,437
	WT Microelectronics Co. Ltd.	1,071,450	2,320,156
	WUS Printed Circuit Co. Ltd.	599,737	558,400
	XAC Automation Corp.	302,000	255,388
	XinTec, Inc.	459,000	1,469,996
	X-Legend Entertainment Co. Ltd.	48,000	70,454
	Xxentria Technology Materials Corp.	487,207	1,058,684
	Yankey Engineering Co. Ltd.	51,000	473,759
	YC INOX Co. Ltd.	1,267,609	1,207,216
	YCC Parts Manufacturing Co. Ltd.	79,000	112,847
#	Yea Shin International Development Co. Ltd.	675,103	604,088
#	Yem Chio Co. Ltd.	1,684,518	941,379
	Yen Sun Technology Corp.	15,000	16,998

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yeong Guan Energy Technology Group Co. Ltd.	279,987	$720,020
	YFC-Boneagle Electric Co. Ltd.	374,687	346,371
	YFY, Inc.	1,527,212	1,533,863
	Yi Jinn Industrial Co. Ltd.	669,284	406,728
	Yi Shin Textile Industrial Co. Ltd.	28,000	31,287
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,694,203
#	Yonyu Plastics Co. Ltd.	279,600	300,514
	Young Fast Optoelectronics Co. Ltd.	335,872	333,960
#	Youngtek Electronics Corp.	408,666	862,142
	Yuanta Futures Co. Ltd.	342,827	573,342
	Yuen Chang Stainless Steel Co. Ltd.	60,000	38,585
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	175,521
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	606,601
	Yungshin Construction & Development Co. Ltd.	377,000	789,134
	YungShin Global Holding Corp.	758,015	1,140,060
	Yusin Holding Corp.	25,721	93,081
	Zeng Hsing Industrial Co. Ltd.	225,726	819,700
#	Zenitron Corp.	654,000	687,218
	Zero One Technology Co. Ltd.	522,226	992,576
*	Zhong Yang Technology Co. Ltd.	7,819	10,268
#	Zig Sheng Industrial Co. Ltd.	1,265,732	427,377
# *	Zinwell Corp.	1,080,586	680,428
	Zippy Technology Corp.	409,948	596,156
	ZongTai Real Estate Development Co. Ltd.	594,686	958,357

TOTAL TAIWAN			728,111,990

THAILAND — (2.2%)
	AAPICO Hitech PCL, NVDR	44,370	41,580
	AAPICO Hitech PCL	802,032	751,593
	Absolute Clean Energy PCL	5,527,500	323,743
	Advanced Information Technology PCL, Class F	4,783,300	721,400
*	After You PCL	945,700	293,562
	AJ Plast PCL	662,588	201,799
	Allianz Ayudhya Capital PCL	195,200	220,081
*	Alpha Divisions PCL, Class F	426,400	13,736
	Alucon PCL	2,200	11,758
	Amanah Leasing PCL	1,775,700	183,043
	Amata Corp. PCL	2,937,310	2,004,226
*	Ananda Development PCL	5,952,500	203,951
	AP Thailand PCL	5,423,716	2,001,283
*	Aqua Corp. PCL	1,423,200	22,089
	Asia Plus Group Holdings PCL	8,200,500	653,206
	Asia Sermkij Leasing PCL, NVDR	1,307,600	1,062,622
	Asian Insulators PCL	1,590,850	260,891
	Asian Sea Corp. PCL, Class F.	832,100	255,862
	Asiasoft Corp. PCL	673,200	289,803
*	Bangkok Airways PCL	2,724,600	1,061,196
	Bangkok Insurance PCL	198,381	1,661,526
	Bangkok Land PCL	49,104,170	1,337,342
*	Bangkok Ranch PCL	1,634,700	138,828
	BCPG PCL	2,919,000	833,450
	BEC World PCL	2,293,448	523,871
*	Better World Green PCL	12,323,400	285,101
	BG Container Glass PCL	596,800	172,150
	Bluebik Group PCL	9,100	25,250
*	Bound & Beyond PCL	74,300	32,638
	Business Online PCL	436,400	127,799
	Cal-Comp Electronics Thailand PCL, Class F	13,538,452	808,798
	CH Karnchang PCL	3,441,500	2,126,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Charoong Thai Wire & Cable PCL, Class F	726,000	$115,871
	Chayo Group PCL	59,355	12,602
	Chularat Hospital PCL, Class F	2,878,600	295,046
	CIMB Thai Bank PCL	7,467,800	170,580
	CK Power PCL	3,695,200	413,373
	Communication & System Solution PCL	1,235,900	50,308
*	Country Group Development PCL	14,802,500	164,725
*	Country Group Holdings PCL, Class F	1,480,600	34,254
*	Demco PCL	607,800	88,996
	Dhipaya Group Holdings PCL	2,171,100	2,463,727
	Diamond Building Products PCL	166,700	37,834
	Do Day Dream PCL	340,400	132,581
	Don Muang Tollway PCL	31,200	11,421
	Dynasty Ceramic PCL	14,836,380	981,923
	Eastern Polymer Group PCL, Class F	3,322,300	724,830
*	Eastern Power Group PCL	461,008	42,392
	Eastern Water Resources Development & Management PCL, Class F	2,421,400	351,714
	Ekachai Medical Care PCL	964,704	230,246
	Exotic Food PCL, Class F	382,700	143,453
	Forth Corp. PCL	397,300	322,866
	Forth Smart Service PCL	844,800	227,606
	Fortune Parts Industry PCL, Class F	230,000	16,435
	GFPT PCL	1,709,700	535,729
	Global Green Chemicals PCL, Class F	1,314,600	496,620
*	Green Tech Ventures PCL, Class F	13,259,934	104,845
* ††	Group Lease PCL, NVDR	1,644,700	5,871
	Haad Thip PCL	285,700	278,191
	Hwa Fong Rubber Thailand PCL	407,600	62,666
*	I&I Group PCL	20,530	18,638
	ICC International PCL	204,600	208,210
	Ichitan Group PCL	1,493,100	555,308
	Index Livingmall PCL	395,300	239,628
	Infraset PCL	164,200	11,348
	Interlink Communication PCL	794,300	158,174
*	Interlink Telecom PCL	3,053,400	268,254
*	IT City PCL	152,900	15,134
*	Italian-Thai Development PCL	16,433,427	673,748
* ††	ITV PLC	2,785,600	0
	JAS Asset PCL, Class F	208,000	18,274
*	Jasmine International PCL	11,956,600	651,271
	Jaymart Group Holdings PCL	722,200	418,759
	Jubilee Enterprise PCL	341,300	246,873
	Kang Yong Electric PCL	6,000	52,010
	Karmarts PCL	1,756,900	421,893
	KGI Securities Thailand PCL	403,100	53,357
	Khon Kaen Sugar Industry PCL	6,254,237	633,711
	Ladprao General Hospital PCL, Class F	60,100	9,856
	Lalin Property PCL	495,500	126,242
	Lam Soon Thailand PCL	1,074,700	151,696
	Lanna Resources PCL	609,350	258,747
	Lee Feed Mill PCL	67,000	4,434
	LH Financial Group PCL	27,752,539	869,616
*	Loxley PCL	6,581,976	383,575
	LPN Development PCL	4,393,202	589,234
	Major Cineplex Group PCL	696,600	330,476
*	Master Ad PCL	3,883,000	56,856
	MBK PCL	3,689,454	1,555,843
	MC Group PCL	783,000	233,885
*	MCOT PCL	658,800	82,187

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	MCS Steel PCL	1,579,400	$402,395
*	MDX PCL	108,900	12,119
	Mega Lifesciences PCL	508,500	610,543
*	Millcon Steel PCL	5,433,354	84,331
	Modernform Group PCL	2,003,800	178,389
*	Mono Next PCL	1,413,700	51,750
	Muang Thai Insurance PCL	61,288	206,402
	Namyong Terminal PCL	1,737,000	200,418
*	Nawarat Patanakarn PCL	2,977,100	57,541
	Netbay PCL	393,700	255,953
	Noble Development PCL	2,319,300	332,808
	Nonthavej Hospital PCL	3,300	3,841
	Northeast Rubber PCL	3,670,000	530,926
	NR Instant Produce PCL	71,400	11,500
*	Nusasiri PCL	4,052,100	115,105
	Origin Property PCL, Class F	2,597,250	897,505
*	Pacific Pipe PCL	192,400	16,565
	PCS Machine Group Holding PCL	1,196,800	175,240
	Plan B Media PCL, Class F	5,881,856	1,403,825
*	Platinum Group PCL, Class F	3,236,300	329,814
	Polyplex Thailand PCL	993,050	474,023
*	Power Solution Technologies PCL, Class F	5,710,720	232,459
	Praram 9 Hospital PCL	377,100	215,344
	Precious Shipping PCL	2,496,200	906,446
	Premier Marketing PCL	1,413,900	347,808
	Prima Marine PCL	3,997,000	719,864
*	Principal Capital PCL	1,537,400	215,207
	Property Perfect PCL	30,025,746	342,925
	Pruksa Holding PCL	2,868,300	1,041,567
	PTG Energy PCL	2,976,400	1,185,417
	Pylon PCL	1,089,900	125,116
	Quality Houses PCL	27,896,326	1,927,969
	R&B Food Supply PCL	703,800	216,411
	Rabbit Holdings PCL, Class F	61,335,531	1,329,183
*	Raimon Land PCL	9,678,200	184,225
	Rajthanee Hospital PCL	505,200	421,647
	Ratchaphruek Hospital PCL, Class F	146,400	25,081
	Ratchthani Leasing PCL	7,260,155	773,906
	Regional Container Lines PCL	1,040,500	737,392
	Rojana Industrial Park PCL	3,049,854	558,213
*	RPCG Pcl	1,542,900	35,243
	RS PCL	2,093,080	894,911
	S 11 Group PCL	1,380,900	204,218
*	S Hotels & Resorts PCL	4,313,700	439,613
	S Kijchai Enterprise PCL, Class F	168,900	23,643
	Sabina PCL	845,800	693,532
	Saha Pathana Inter-Holding PCL	692,300	1,338,072
	Sahakol Equipment PCL	2,553,800	121,155
	Sahamitr Pressure Container PCL	728,400	236,774
	Saha-Union PCL	753,300	634,230
*	Samart Corp. PCL	2,062,200	240,356
	Samart Telcoms PCL	721,200	86,593
	Sansiri PCL	38,320,310	2,132,179
	Sappe PCL	444,800	810,859
	SC Asset Corp. PCL	5,380,715	683,866
	SCG Ceramics PCL	2,696,100	162,646
	SCGJWD Logistics PCL	1,260,700	664,546
*	SEAFCO PCL	2,160,702	225,261
	Sena Development PCL	2,107,633	213,556

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	SENA J Property PCL	835,300	$22,749
	Sermsang Power Corp. Co. Ltd.	1,717,188	460,129
*	Seven Utilities & Power PLC	430,300	7,435
*	Siam Wellness Group PCL, Class F	110,300	35,854
	Siamgas & Petrochemicals PCL	2,078,300	532,546
	Siamrajathanee PCL	123,680	33,141
	Sikarin PCL, Class F	65,000	17,227
*	Simat Technologies PCL	1,166,200	73,085
	Singha Estate PCL	11,739,354	556,930
	Sino-Thai Engineering & Construction PCL	3,490,213	1,185,635
	SiS Distribution Thailand PCL	36,100	21,989
	SISB PCL	289,400	275,437
* ††	SMI Holdings Group Ltd.	6,033,814	0
	SNC Former PCL	651,700	257,646
	Somboon Advance Technology PCL	884,037	510,009
	SPCG PCL	1,937,400	720,550
	Sri Trang Agro-Industry PCL	2,624,200	1,513,925
	Sri Trang Gloves Thailand PCL	1,727,700	460,416
	Srinanaporn Marketing PCL	246,700	169,777
	Sriracha Construction PCL	59,800	13,660
	Srisawad Capital 1969 PCL, Class F	239,700	198,302
	Srithai Superware PCL	4,401,700	181,753
	Srivichai Vejvivat PCL	997,700	249,808
	Starflex PCL	849,700	82,612
*	STARK Corp. PCL	5,331,900	371,621
	Stars Microelectronics Thailand PCL	1,023,800	122,925
*	STP & I PCL	4,616,764	543,507
	Super Energy Corp. PCL	50,114,591	880,555
	Susco PCL	1,816,400	179,792
	SVI PCL	1,049,400	291,948
	Synnex Thailand PCL	681,540	257,467
	Syntec Construction PCL	4,670,200	225,663
	TAC Consumer PCL, Class F	1,360,600	223,131
	Taokaenoi Food & Marketing PCL, Class F	1,930,780	523,017
	Tata Steel Thailand PCL	1,198,700	36,859
	Thai Nakarin Hospital PCL	348,500	372,509
*	Thai Reinsurance PCL	8,213,800	242,944
	Thai Rubber Latex Group PCL	1,217,800	66,690
	Thai Solar Energy PCL, Class F	3,485,274	212,296
	Thai Stanley Electric PCL, Class F	141,000	749,440
	Thai Vegetable Oil PCL	1,901,982	1,462,099
	Thai Wacoal PCL	78,000	91,368
	Thai Wah PCL, Class F	1,671,200	223,169
	Thaicom PCL	1,812,700	637,013
	Thaifoods Group PCL, Class F	3,785,600	570,930
	Thaire Life Assurance PCL, Class F	2,249,500	305,665
	Thaivivat Insurance PCL	151,400	43,229
	Thitikorn PCL	694,300	146,393
	Thoresen Thai Agencies PCL	3,678,754	775,665
	Tipco Asphalt PCL	2,277,200	1,340,412
	TIPCO Foods PCL	1,106,482	288,387
	TKS Technologies PCL	834,515	238,276
	TMT Steel PCL	964,000	214,552
*	Tong Hua Holding PCL	216,000	9,298
	TPC Power Holding PCL, Class F	841,800	166,400
	TPI Polene PCL	22,840,400	1,003,312
	TPI Polene Power PCL	9,262,400	900,539
	TQM Alpha PCL	824,323	615,572
	Triple i Logistics PCL	346,753	125,917

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Triton Holding PCL	8,152,600	$33,425
*	TTCL PCL	824,440	97,057
	TTW PCL	2,935,800	743,676
	Union Auction PCL	788,500	210,128
*	Unique Engineering & Construction PCL	2,628,670	281,746
	United Paper PCL	1,084,800	381,217
	Univanich Palm Oil PCL	2,156,800	467,394
	Univentures PCL	822,400	62,618
	Vanachai Group PCL	1,592,659	222,942
	Vinythai PCL	12,200	3,274
	WHA Utilities & Power PCL	4,704,800	512,537
	WICE Logistics PCL	1,071,600	263,605
	Workpoint Entertainment PCL	779,240	367,399
*	Xspring Capital PCL	4,754,600	146,199
	YGGDRAZIL Group PCL	273,500	56,867
*	Ziga Innovation PCL	797,100	49,020

TOTAL THAILAND			90,101,353

TURKEY — (1.3%)
	Adese Alisveris Merkezleri Ticaret AS	872,218	56,532
	Afyon Cimento Sanayi TAS	570,356	225,343
	Agesa Hayat ve Emeklilik AS	119,451	181,261
	Akcansa Cimento AS	88,933	295,801
	Aksa Akrilik Kimya Sanayii AS	411,222	1,387,831
*	Aksigorta AS	1,034,244	151,062
	Alarko Carrier Sanayii VE Ticaret AS	898	20,042
*	Albaraka Turk Katilim Bankasi AS	3,650,381	488,566
	Alkim Alkali Kimya AS	167,845	237,813
*	Anadolu Anonim Turk Sigorta Sirketi.	656,269	606,748
	Anadolu Hayat Emeklilik AS	193,776	149,296
	ARD Grup Bilisim Teknolojileri AS	44,447	16,307
*	Aydem Yenilenebilir Enerji AS, Class A	1,143,704	770,604
	Ayen Enerji AS	36,027	43,398
	Aygaz AS	201,864	675,310
*	Bagfas Bandirma Gubre Fabrikalari AS	135,351	167,821
*	Banvit Bandirma Vitaminli Yem Sanayii AS	5,411	20,198
*	Baticim Bati Anadolu Cimento Sanayii AS	125,204	210,900
#	Bera Holding AS	1,894,026	989,711
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	95,012
*	Biotrend Cevre VE Enerji Yatirimlari AS	312,767	238,031
*	Bizim Toptan Satis Magazalari AS	75,491	94,246
	Bogazici Beton Sanayi Ve Ticaret AS	136,016	126,562
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	90,214	553,404
	Borusan Yatirim ve Pazarlama AS	11,550	507,057
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	34,460	76,859
*	Bursa Cimento Fabrikasi AS	1,486,443	405,312
	Celebi Hava Servisi AS	3,152	73,236
*	Cemas Dokum Sanayi AS	742,431	61,491
	Cemtas Celik Makina Sanayi Ve Ticaret AS	90,042	181,753
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	727,191
	Deva Holding AS	73,348	147,178
	Dogan Sirketler Grubu Holding AS	3,314,069	1,460,520
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	157,148
	Eczacibasi Yatirim Holding Ortakligi AS	32,206	218,967
	EGE Endustri VE Ticaret AS	3,087	721,147
	EGE Gubre Sanayii AS	22,299	79,116
	EGE Seramik Sanayi ve Ticaret AS	15,257	22,022
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	744,764
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	249,589

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Escar Turizm Tasimacilik Ticaret AS	2,422	$10,143
	Esenboga Elektrik Uretim AS	21,525	59,087
	Europap Tezol Kagit Sanayi VE Ticaret AS	49,038	49,173
# *	Fenerbahce Futbol AS	90,646	240,884
	Galata Wind Enerji AS	113,261	91,253
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	85,462	196,066
*	Global Yatirim Holding AS	1,317,033	511,029
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	9,887	59,315
*	Goodyear Lastikleri TAS	243,750	175,433
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	422,877
	GSD Holding AS	1,243,611	170,236
	Hitit Bilgisayar Hizmetleri AS	6,525	9,722
*	Ihlas Haber Ajansi AS	4,831	42,606
*	Ihlas Holding AS	830,357	32,454
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	398,289	364,374
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	280,064	359,485
*	Is Finansal Kiralama AS	878,921	251,661
	Is Yatirim Menkul Degerler AS, Class A	394,002	890,138
*	Ittifak Holding A.S	180,102	29,550
*	Izmir Demir Celik Sanayi AS	1,712,192	417,250
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	567,461
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	183,269
*	Karel Elektronik Sanayi ve Ticaret AS	202,529	167,410
*	Karsan Otomotiv Sanayii Ve Ticaret AS	833,293	364,455
	Kartonsan Karton Sanayi ve Ticaret AS	32,600	109,894
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,422,185	81,949
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	225,898
	Kervan Gida Sanayi Ve Ticaret AS	165,075	128,131
*	Konya Cimento Sanayii AS	1,744	255,337
	Konya Kagit Sanayi VE Ticaret AS	9,409	15,305
#	Kordsa Teknik Tekstil AS	175,250	580,418
*	Koza Anadolu Metal Madencilik Isletmeleri AS	668,239	1,218,086
*	Kristal Kola ve Mesrubat Sanayi Ticaret AS	159,306	66,989
	Logo Yazilim Sanayi Ve Ticaret AS	211,326	647,062
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	248,822	1,342,104
*	Menderes Tekstil Sanayi ve Ticaret AS	60,026	21,493
*	Migros Ticaret AS	300,655	2,697,537
* Ω	MLP Saglik Hizmetleri AS	311,376	1,057,851
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,126	11,892
*	NET Holding AS	569,393	299,923
*	Netas Telekomunikasyon AS	110,964	176,987
	Nuh Cimento Sanayi AS	230,473	1,529,871
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,728,715	836,856
	Otokar Otomotiv Ve Savunma Sanayi AS	23,109	998,617
*	Oyak Cimento Fabrikalari AS	537,603	835,022
	Oyak Yatirim Menkul Degerler AS	21,949	41,805
*	Pamukova Yenilenebilir Elektrik Uretim AS	10,543	112,381
*	Parsan Makina Parcalari Sanayii AS	60,935	176,230
*	Peker Gayrimenkul Yatirim Ortakligi AS	878,951	254,073
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	9,686
	Pinar SUT Mamulleri Sanayii AS	6,855	17,359
	Polisan Holding AS	443,358	231,476
*	Reysas Tasimacilik ve Lojistik Ticaret AS	704,352	1,028,963
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,296,283	1,938,298
*	Sasa Polyester Sanayi AS	1,429,621	7,332,093
#	Sekerbank Turk AS	3,368,091	383,601
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	587,893
*	Sok Marketler Ticaret AS	827,810	1,415,234
	Tat Gida Sanayi AS	237,110	241,093

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Tekfen Holding AS	574,499	$851,533
*	Teknosa Ic Ve Dis Ticaret AS	425,506	358,839
*	Tukas Gida Sanayi ve Ticaret AS	396,967	270,579
*	Tumosan Motor ve Traktor Sanayi AS	44,303	102,940
# *	Turcas Petrol AS	410,905	269,555
	Turk Prysmian Kablo ve Sistemleri AS	40,924	50,641
	Turk Traktor ve Ziraat Makineleri AS	12,796	367,277
	Turkiye Sigorta AS	228,371	110,926
*	Turkiye Sinai Kalkinma Bankasi AS	3,818,978	773,732
*	Ulker Biskuvi Sanayi AS	381,623	589,035
	Vestel Beyaz Esya Sanayi ve Ticaret AS	909,845	495,389
*	Vestel Elektronik Sanayi ve Ticaret AS	304,127	646,858
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	542,116
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,119,525	227,500
*	Zorlu Enerji Elektrik Uretim AS	2,360,245	538,211

TOTAL TURKEY			52,403,018

UNITED ARAB EMIRATES — (1.1%)
	Abu Dhabi Islamic Bank PJSC	3,212,096	9,951,306
	Abu Dhabi National Hotels	18,337	22,251
	Abu Dhabi National Insurance Co. PSC	107,433	163,314
	Abu Dhabi Ship Building Co. PJSC	238,479	265,604
	Agthia Group PJSC	796,531	1,002,880
	Air Arabia PJSC	6,762,401	4,040,100
*	Ajman Bank PJSC	2,954,256	1,320,811
*	AL Seer Marine Supplies & Equipment Co. LLC	168,717	352,830
	AL Yah Satellite Communications Co-PJSC-Yah Sat	641,197	449,083
	Aldar Properties PJSC	952,004	1,404,193
	Amanat Holdings PJSC	2,935,423	720,208
*	Amlak Finance PJSC	1,835,160	424,121
*	Apex Investment Co. PSC	2,794,387	1,494,944
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,357,072	2,098,813
*	Arkan Building Materials Co.	4,820,397	2,029,313
	Dana Gas PJSC	9,912,098	2,416,152
*	Deyaar Development PJSC	4,117,636	596,636
	Dubai Financial Market PJSC	4,790,465	1,965,085
	Dubai Investments PJSC	5,040,102	3,370,180
	Emaar Development PJSC	2,805,393	4,231,776
	Emirates Integrated Telecommunications Co. PJSC	475,358	654,439
*	Eshraq Investments PJSC	5,787,994	800,670
	Fertiglobe PLC	2,334,916	2,445,386
*	Ghitha Holding PJSC	986	11,414
*	Gulf Navigation Holding PJSC	2,073,309	672,232
*	Gulf Pharmaceutical Industries PSC	67,736	17,940
	Islamic Arab Insurance Co.	1,099,997	193,324
*	Manazel PJSC	3,884,347	403,126
*	Palms Sports PrJSC	50,999	137,558
*	RAK Properties PJSC	3,056,361	516,841
	Ras Al Khaimah Ceramics	794,984	567,120
*	SHUAA Capital PSC	2,640,311	251,094
*	Union Properties PJSC	5,648,835	398,401

TOTAL UNITED ARAB EMIRATES			45,389,145

UNITED STATES — (0.0%)
* ††	Rexlot Holdings	98,652,252	0

TOTAL COMMON STOCKS			3,939,873,241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (0.7%)
	BRAZIL — (0.7%)
*	Alpargatas SA	301,776	$448,326
	Banco ABC Brasil SA	321,270	1,076,955
Ω	Banco BMG SA	228,449	95,267
	Banco do Estado do Rio Grande do Sul SA Class B	717,561	1,530,705
	Banco Pan SA	820,952	882,213
	Centrais Eletricas de Santa Catarina SA	59,700	598,939
	Cia de Ferro Ligas da Bahia FERBASA	172,103	1,776,997
	Cia de Saneamento do Parana	4,294,927	3,289,350
	Cia Energetica do Ceara Class A	95,539	957,727
	Cia Paranaense de Energia	2,481,095	3,989,410
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	549,278	2,538,365
	Eucatex SA Industria e Comercio	206,578	358,254
	Grazziotin SA	12,400	71,151
	Marcopolo SA	1,801,511	1,296,649
	Randon SA Implementos e Participacoes	606,987	1,005,195
	Schulz SA	355,700	312,355
	Taurus Armas SA	172,874	592,675
	Track & Field Co. SA	144,600	298,025
	Unipar Carbocloro SA Class B	265,449	3,472,580
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,414,621	2,042,037

	TOTAL BRAZIL		26,633,175

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	840,733
	Embotelladora Andina SA Class B	112,369	281,490

	TOTAL CHILE		1,122,223

	COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	472,331	59,117

	INDIA — (0.0%)
	Sundaram-Clayton Ltd.	12,682,280	526,903

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	554,839	387,092

	TOTAL PREFERRED STOCKS		28,728,510

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	3R Petroleum Oleo E Gas SA Rights 05/22/23	79,463	122,354
*	Localiza Rent a Car SA Rights 05/11/23	26	90
*	Meliuz SA Rights 05/25/23	10,193	1,185

	TOTAL BRAZIL		123,629

	HONG KONG — (0.0%)
*	Xinyi Energy Holdings Ltd. Rights 05/23/23	585,592	0

	KUWAIT — (0.0%)
*	Arabi Group Holding KSC Rights 05/01/23	72,750	23,740

	TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp. Rights 04/19/23	178,398	105,556

	THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	36,600	289

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Better World Green PCL Warrants 03/13/24	2,335,734	$0

TOTAL THAILAND			289

TOTAL RIGHTS/WARRANTS			253,214

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	16,276	191,780

TOTAL INVESTMENT SECURITIES (Cost $3,636,646,675)			3,969,046,745

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	3,653,595	42,261,132

TOTAL INVESTMENTS — (100.0%) (Cost $3,678,907,115)			$4,011,307,877

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	573	06/16/23	$27,777,580	$28,197,330	$419,750

Total Futures Contracts			$27,777,580	$28,197,330	$419,750

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$167,299,404	$4,867,804	—	$172,167,208
Chile	1,816,610	27,918,432	—	29,735,042
China	39,337,413	947,540,805	$6,305,108	993,183,326
Colombia	2,868,141	553,044	—	3,421,185
Greece	119,795	15,725,977	—	15,845,772
Hong Kong	5,687	157,203	—	162,890
Hungary	—	1,542,255	—	1,542,255
India	630,314	660,956,241	8,551	661,595,106

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	$2,700,738	$74,307,822	$347,638		$77,356,198
Kuwait	4,007,921	293,362	—		4,301,283
Malaysia	—	63,002,024	—		63,002,024
Mexico	119,107,675	5,522,951	—		124,630,626
Philippines	—	43,418,501	503,538		43,922,039
Poland	—	46,283,629	—		46,283,629
Qatar	—	28,125,020	—		28,125,020
Saudi Arabia	617,681	164,795,256	—		165,412,937
South Africa	8,351,832	119,215,368	—		127,567,200
South Korea	685,547	462,650,817	2,277,631		465,613,995
Taiwan	—	727,996,870	115,120		728,111,990
Thailand	85,702,455	4,393,027	5,871		90,101,353
Turkey	—	52,403,018	—		52,403,018
United Arab Emirates	—	45,389,145	—		45,389,145
Preferred Stocks
Brazil	26,537,908	95,267	—		26,633,175
Chile	—	1,122,223	—		1,122,223
Colombia	59,117	—	—		59,117
India	—	526,903	—		526,903
Philippines	—	387,092	—		387,092
Rights/Warrants
Brazil	—	123,629	—		123,629
Kuwait	—	23,740	—		23,740
Taiwan	—	105,556	—		105,556
Thailand	—	289	—		289
Mutual Funds	191,780	—	—		191,780
Securities Lending Collateral	—	42,261,132	—		42,261,132
Futures Contracts**	419,750	—	—		419,750

TOTAL	$460,459,768	$3,541,704,402	$9,563,457	^	$4,011,727,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	July 6, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date:	July 6, 2023